Registration No. 2-94157/811-04146
As filed with the Securities and Exchange Commission on April 24, 2008

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 80
and
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 81

JOHN HANCOCK TRUST
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02210
(Address of Principal Executive Offices)

John D. Danello
Secretary
John Hancock Trust
601 Congress Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)
Copies to:

John W. Blouch	Mark Goshko
Dykema Gossett PLLC	Kirkpatrick & Lockhart Preston Gates Ellis LLP
Franklin Square, Suite 300 West	State Street Financial Center
13001 I Street, N.W.	1 Lincoln Street
Washington D.C. 20005-3306	Boston, MA 02111-2950

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☑	on (April 28, 2008) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHN HANCOCK TRUST
601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust (“JHT”) is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. JHT provides a range of investment objectives through 125 separate investment portfolios or funds (each a “Fund,” collectively “Funds”), the following Funds are described in this Prospectus:

500 INDEX TRUST
500 INDEX TRUST B
ABSOLUTE RETURN TRUST
ACTIVE BOND TRUST
ALL CAP CORE TRUST
ALL CAP GROWTH TRUST
ALL CAP VALUE TRUST
AMERICAN ASSET ALLOCATION TRUST
AMERICAN BLUE CHIP INCOME AND GROWTH TRUST
AMERICAN BOND TRUST
AMERICAN FUNDAMENTAL HOLDINGS TRUST
AMERICAN GLOBAL DIVERSIFICATION TRUST
AMERICAN GLOBAL GROWTH TRUST
AMERICAN GLOBAL SMALL CAPITALIZATION TRUST
AMERICAN GROWTH TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN HIGH-INCOME BOND TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN NEW WORLD TRUST
BLUE CHIP GROWTH TRUST
CAPITAL APPRECIATION TRUST
CAPITAL APPRECIATION VALUE TRUST
CLASSIC VALUE TRUST
CORE ALLOCATION PLUS TRUST
CORE BOND TRUST
CORE EQUITY TRUST
DISCIPLINED DIVERSIFICATION TRUST
DYNAMIC GROWTH TRUST
EMERGING GROWTH TRUST
EMERGING MARKETS VALUE TRUST
EMERGING SMALL COMPANY TRUST
EQUITY-INCOME TRUST
FINANCIAL SERVICES TRUST
FLOATING RATE INCOME TRUST
FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST
FUNDAMENTAL VALUE TRUST
GLOBAL TRUST
GLOBAL ALLOCATION TRUST
GLOBAL BOND TRUST
GLOBAL REAL ESTATE TRUST
GROWTH TRUST
GROWTH & INCOME TRUST
GROWTH EQUITY TRUST
GROWTH OPPORTUNITIES TRUST
HEALTH SCIENCES TRUST
HIGH INCOME TRUST
HIGH YIELD TRUST
INCOME TRUST
INCOME & VALUE TRUST
INDEX ALLOCATION TRUST
INTERNATIONAL CORE TRUST
INTERNATIONAL EQUITY INDEX TRUST A
INTERNATIONAL EQUITY INDEX TRUST B
INTERNATIONAL GROWTH TRUST
INTERNATIONAL OPPORTUNITIES TRUST
INTERNATIONAL SMALL CAP TRUST
INTERNATIONAL SMALL COMPANY TRUST
INTERNATIONAL VALUE TRUST
INTRINSIC VALUE TRUST
INVESTMENT QUALITY BOND TRUST
LARGE CAP TRUST
LARGE CAP VALUE TRUST
LIFECYCLE 2010 TRUST
LIFECYCLE 2015 TRUST
LIFECYCLE 2020 TRUST
LIFECYCLE 2025 TRUST
LIFECYCLE 2030 TRUST
LIFECYCLE 2035 TRUST
LIFECYCLE 2040 TRUST
LIFECYCLE 2045 TRUST
LIFECYCLE 2050 TRUST
LIFECYCLE RETIREMENT TRUST
LIFESTYLE AGGRESSIVE TRUST
LIFESTYLE BALANCED TRUST
LIFESTYLE CONSERVATIVE TRUST
LIFESTYLE GROWTH TRUST
LIFESTYLE MODERATE TRUST
MANAGED TRUST
MID CAP INDEX TRUST
MID CAP INTERSECTION TRUST
MID CAP STOCK TRUST
MID CAP VALUE TRUST
MID CAP VALUE EQUITY TRUST
MID VALUE TRUST
MONEY MARKET TRUST
MONEY MARKET TRUST B
MUTUAL SHARES TRUST
NATURAL RESOURCES TRUST
OPTIMIZED ALL CAP TRUST (FORMERLY, QUANTITATIVE ALL CAP TRUST)
OPTIMIZED VALUE TRUST (FORMERLY, QUANTITATIVE VALUE TRUST)
OVERSEAS EQUITY TRUST
PACIFIC RIM TRUST
QUANTITATIVE MID CAP TRUST
REAL ESTATE EQUITY TRUST
REAL ESTATE SECURITIES TRUST
REAL RETURN BOND TRUST
SCIENCE & TECHNOLOGY TRUST
SHORT-TERM BOND TRUST
SMALL CAP TRUST
SMALL CAP GROWTH TRUST
SMALL CAP INDEX TRUST
SMALL CAP INTRINSIC VALUE TRUST
SMALL CAP OPPORTUNITIES TRUST
SMALL CAP VALUE TRUST
SMALL COMPANY TRUST
SMALL COMPANY GROWTH TRUST
SMALL COMPANY VALUE TRUST
SPECTRUM INCOME TRUST
STRATEGIC BOND TRUST
STRATEGIC INCOME TRUST
TOTAL BOND MARKET TRUST A (FORMERLY, BOND INDEX TRUST A)
TOTAL BOND MARKET TRUST B (FORMERLY, BOND INDEX TRUST B)
TOTAL RETURN TRUST
TOTAL STOCK MARKET INDEX TRUST
U.S. CORE TRUST
U.S. GLOBAL LEADERS GROWTH TRUST
U.S. GOVERNMENT SECURITIES TRUST
U.S. HIGH YIELD BOND TRUST
U.S. LARGE CAP TRUST
U.S. MULTI-SECTOR TRUST
UTILITIES TRUST
VALUE TRUST
VALUE & RESTRUCTURING TRUST
VALUE OPPORTUNITIES TRUST
VISTA TRUST

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHT, the adviser or any subadvisers to the Funds or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHT in any state where such offer or sale would be prohibited.

Prospectus dated May 1, 2008

JOHN HANCOCK TRUST

CONTENTS

FUND DESCRIPTIONS: INVESTMENT OBJECTIVES AND STRATEGIES, RISKS AND PERFORMANCE	1
Fund Annual Expenses	2
Examples of Expenses for Each Fund	15

Small Cap Funds
Emerging Growth Trust	27
Emerging Small Company Trust	28
Small Cap Trust	29
Small Cap Growth Trust	30
Small Cap Intrinsic Value Trust	32
Small Cap Opportunities Trust	33
Small Cap Value Trust	34
Small Company Trust	36
Small Company Growth Trust	37
Small Company Value Trust	38
Value Opportunities Trust	40

Mid Cap Funds
Dynamic Growth Trust	41
Growth Opportunities Trust	42
Mid Cap Intersection Trust	43
Mid Cap Stock Trust	44
Mid Cap Value Trust	45
Mid Cap Value Equity Trust	46
Mid Value Trust	47
Quantitative Mid Cap Trust	49
Value Trust	50
Vista Trust	51

Large Cap Funds
All Cap Core Trust	54
All Cap Growth Trust	55
All Cap Value Trust	57
Blue Chip Growth Trust	58
Capital Appreciation Trust	60
Classic Value Trust	61
Core Equity Trust	63
Equity-Income Trust	64
Fundamental Value Trust	65
Growth Trust	67
Growth & Income Trust	68
Growth Equity Trust	69
Intrinsic Value Trust	70
Large Cap Trust	70
Large Cap Value Trust	72
Optimized All Cap Trust	73
Optimized Value Trust	74
U.S. Core Trust	75
U.S. Global Leaders Growth Trust	77
U.S. Large Cap Trust	78

U.S. Multi-Sector Trust	79
Value & Restructuring Trust	80

International Funds
Emerging Markets Value Trust	82
Global Trust	83
International Core Trust	84
International Growth Trust	86
International Opportunities Trust	87
International Small Cap Trust	88
International Small Company Trust	90
International Value Trust	91
Overseas Equity Trust	92
Pacific Rim Trust	94

Fixed-Income Funds
Active Bond Trust	96
Core Bond Trust	97
Floating Rate Income Trust	99
Global Bond Trust	99
High Income Trust	101
High Yield Trust	102
Income Trust	104
Investment Quality Bond Trust	104
Money Market Trust	106
Money Market Trust B	108
Real Return Bond Trust	109
Short-Term Bond Trust	111
Spectrum Income Trust	112
Strategic Bond Trust	114
Strategic Income Trust	116
Total Return Trust	118
U.S. Government Securities Trust	119
U.S. High Yield Bond Trust	121

Hybrid Funds
Capital Appreciation Value Trust	123
Core Allocation Plus Trust	124
Disciplined Diversifcation Trust	125
Global Allocation Trust	126
Income & Value Trust	128
Managed Trust	129

Specialty Funds
Financial Services Trust	132
Global Real Estate Trust	133
Health Sciences Trust	135
Mutual Shares Trust	136
Natural Resources Trust	137
Real Estate Equity Trust	139
Real Estate Securities Trust	140
Science & Technology Trust	142
Utilities Trust	144

Funds of Funds
Absolute Return Trust	147
American Fundamental Holdings Trust	147
American Global Diversification Trust	148
Franklin Templeton Founding Allocation Trust	149
Index Allocation Trust	150
Lifecycle 2010 Trust	152
Lifecycle 2015 Trust	153
Lifecycle 2020 Trust	154
Lifecycle 2025 Trust	154
Lifecycle 2030 Trust	155
Lifecycle 2035 Trust	156
Lifecycle 2040 Trust	157
Lifecycle 2045 Trust	158
Lifecycle 2050 Trust	159
Lifecycle Retirement Trust	160
Lifestyle Aggressive Trust	160
Lifestyle Balanced Trust	162
Lifestyle Conservative Trust	164
Lifestyle Growth Trust	165
Lifestyle Moderate Trust	167

Index Funds
500 Index Trust	169
500 Index Trust B	170
International Equity Index Trust A	171
International Equity Index Trust B	173
Mid Cap Index Trust	174
Small Cap Index Trust	175
Total Bond Market Trust A	177
Total Bond Market Trust B	178
Total Stock Market Index Trust	180

American Feeder Funds
American Asset Allocation Trust	184
American Blue Chip Income and Growth Trust	185
American Bond Trust	187
American Global Growth Trust	188
American Global Small Capitalization Trust	189
American Growth Trust	190
American Growth-Income Trust	191
American High-Income Bond Trust	192
American International Trust	194
American New World Trust	195
OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS	197
ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES	198
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES	200
Additional Information About the Funds’ Principal Investment Policies	208
MANAGEMENT OF JHT	210
Advisory Arrangements	210
Subadvisory Arrangements and Management Biographies	211

MULTICLASS PRICING; RULE 12B-1 PLANS	234
GENERAL INFORMATION	235
Taxes	235
Qualification as A Regulated Investment Company Diversification Requirements Applicable To Insurance Company Separate Accounts	235
Tax-Qualified and Non-Qualified Contracts	235
Foreign Investments	236
Tax Implications for Insurance Contracts with Investments Allocated to JHT	236
Dividends	236
Purchase and Redemption of Shares	236
Disruptive Short Term Trading	237
Policy Regarding Disclosure of Fund Portfolio Holdings	238
Purchasers Of Shares Of JHT	238
Broker Compensation and Revenue Sharing Arrangements	239
FINANCIAL HIGHLIGHTS	240
APPENDIX A — SCHEDULE OF MANAGEMENT FEES	297
APPENDIX B — FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST: Historical Performance of Allocation Strategy	313
FOR MORE INFORMATION	319

FUND DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS, PERFORMANCE

The investment objectives, principal investment strategies and principal risks of the Funds are set forth in the fund descriptions below, together with performance information and financial highlights for each Fund. Each of the American Funds operates as a “feeder fund” (referred to as “JHT Feeder Funds”) which means that the Fund does not buy investment securities directly. Instead, it invests in a “master fund” which in turn purchases investment securities. See “American Feeder Funds — Master — Feeder Structure.” The prospectus of the master fund for each of these feeder funds will be delivered together with this Prospectus.

1.	Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHT, and the Funds (except the JHT Feeder Funds which do not have an adviser). The Adviser administers the business and affairs of JHT and retains and compensates the investment subadvisers which manage the assets of the Funds. The subadvisers formulate a continuous investment program for the Funds, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended, or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

2.	Investment Objectives and Strategies

Each Fund has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that a Fund will achieve its investment objective. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. See “Additional Information About the Funds’ Risks and Investment Policies”.

Temporary Defensive Investing.  Except as otherwise stated below in the description of a particular Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of Funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.  Except as otherwise stated below in the description of a particular Fund, each Fund is authorized to use all of the various investment strategies referred to under “Risks of Investing in Certain Types of Securities — Hedging, Derivatives and Other Strategic Transactions”. More complete descriptions of options, futures, currency and other derivative transactions that certain Funds may engage in are set forth in the Statement of Additional Information (the “SAI”).

More complete descriptions of the money market instruments and certain other instruments in which certain Funds may invest in are set forth in the SAI. A more complete description of the debt security ratings used by JHT assigned by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) is included in Appendix A of the SAI.

3.	Principal Risks of Investing in the Funds

Certain risks of investing in each Fund are set forth in the Fund’s description. If these risks materialize, an investor could lose money in a Fund. The risks of investing in the following types of securities, as well as the definition of a non-diversified Fund and the risks associated with such a Fund, are more fully described below under “Additional Information About the Funds’ Risks and Investment Policies”.

•	Active Management risk
•	Arbitrage Securities and Distressed Companies risk
•	Commodity risk
•	Convertible Securities risk
•	Credit and Counterparty risk
•	Distressed Investments risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Index Management risk
•	Industry and Sector Investing risk
•	Initial Public Offerings risk
•	Investment Company Securities risk
•	Issuer risk

•	Liquidity risk
•	Loan Participations risk
•	Medium and Small Company risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Non-Diversified Fund risk
•	Real Estate Securities risk
•	Securities Lending risk
•	Short Sale risk

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4.	Past Performance

Each Fund description contains a bar chart and a performance table, which provide some indication of the risks of investing in the Fund. If a Fund has less than one complete year of performance, performance information will not be provided for the Fund.

Bar Chart.  The bar chart shows changes in the performance of Series I shares of each Fund from year to year over a ten-year period, if available. The performance of NAV shares of each Fund would be higher since NAV shares do not have Rule 12b-1 fees. Funds with less than ten years of performance history show performance from the inception date of the Fund.

Performance Table.  The table compares each Fund’s one, five and ten year average annual returns as of 12/31/2007 for each series of shares to those of a broad measure or index of market performance.

Performance information in the bar chart and the performance table reflects all fees charged to each Fund, such as advisory fees and all Fund expenses. None of the Funds charges a sales load or a surrender fee. The performance information does not reflect the fees and expenses, including any sales loads or surrender charges, of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

5.	Portfolio Managers

See “Subadvisory Arrangements and Management Biographies” for information relating to the Funds’ portfolio managers.

6.	Fees and Expenses for Each Fund

Each of the Funds (except the JHT Feeder Funds) may issue three classes of shares: NAV shares, Series I shares and Series II shares. The JHT Feeder Funds may issue Series I shares, Series II shares and Series III shares. The different share classes have different expense arrangements, including different Rule 12b-1 fees for Series I, Series II and Series III (NAV shares are not subject to Rule 12b-1 fees). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under “Multiple Classes of Shares.” The table below describes the fees and expenses for each class of shares of each Fund offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium and would be higher if they did. Such fees and expenses are listed in the Prospectus for the variable insurance contract. None of the Funds charges a sales load or surrender fee although these fees may be imposed by the variable insurance contract.

FUND ANNUAL EXPENSES

Expense information for Funds in existence during fiscal year ended December 31, 2007 is based on expenses incurred during that fiscal year. For new Funds, expense information is based on the estimated amounts for the current fiscal year.

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
500 Index[2,3]

Series I	0.46%	0.05%	0.03%	0.00%	0.54%	0.00%	0.54%

Series II	0.46%	0.25%	0.03%	0.00%	0.74%	0.00%	0.74%

Series NAV	0.46%	0.00%	0.03%	0.00%	0.49%	0.00%	0.49%

500 Index B4

Series NAV	0.46%	0.00%	0.03%	0.00%	0.49%	0.24%	0.25%

Absolute Return[5]

Series I	0.11%	0.05%	0.03%	0.74%	0.93%	0.00%	0.93%

Series II	0.11%	0.25%	0.03%	0.74%	1.13%	0.00%	1.13%

Series NAV	0.11%	0.00%	0.03%	0.74%	0.88%	0.00%	0.88%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Active Bond[2]

Series I	0.60%	0.05%	0.03%	0.00%	0.68%	0.00%	0.68%

Series II	0.60%	0.25%	0.03%	0.00%	0.88%	0.00%	0.88%

Series NAV	0.60%	0.00%	0.03%	0.00%	0.63%	0.00%	0.63%

All Cap Core[2]

Series I	0.77%	0.05%	0.04%	0.00%	0.86%	0.00%	0.86%

Series II	0.77%	0.25%	0.04%	0.00%	1.06%	0.00%	1.06%

Series NAV	0.77%	0.00%	0.04%	0.00%	0.81%	0.00%	0.81%

All Cap Growth[2]

Series I	0.85%	0.05%	0.05%	0.00%	0.95%	0.00%	0.95%

Series II	0.85%	0.25%	0.05%	0.00%	1.15%	0.00%	1.15%

Series NAV	0.85%	0.00%	0.05%	0.00%	0.90%	0.00%	0.90%

All Cap Value[2]

Series I	0.83%	0.05%	0.07%	0.00%	0.95%	0.00%	0.95%

Series II	0.83%	0.25%	0.07%	0.00%	1.15%	0.00%	1.15%

Series NAV	0.83%	0.00%	0.02%	0.00%	0.85%	0.00%	0.85%

American Fundamental Holdings[5,6]

Series I	0.05%	0.60%	0.04%	0.40%	1.09%	0.05%	1.04%

Series II	0.05%	0.75%	0.04%	0.40%	1.24%	0.05%	1.19%

Series III	0.05%	0.25%	0.04%	0.40%	0.74%	0.05%	0.69%

American Global Diversification[5,6]

Series I	0.05%	0.60%	0.04%	0.63%	1.32%	0.05%	1.27%

Series II	0.05%	0.75%	0.04%	0.63%	1.47%	0.05%	1.42%

Series III	0.05%	0.25%	0.04%	0.63%	0.97%	0.05%	0.92%

Blue Chip Growth[2,7]

Series I	0.81%	0.05%	0.02%	0.00%	0.88%	0.00%	0.88%

Series II	0.81%	0.25%	0.02%	0.00%	1.08%	0.00%	1.08%

Series NAV	0.81%	0.00%	0.02%	0.00%	0.83%	0.00%	0.83%

Capital Appreciation[2]

Series I	0.73%	0.05%	0.04%	0.00%	0.82%	0.00%	0.82%

Series II	0.73%	0.25%	0.04%	0.00%	1.02%	0.00%	1.02%

Series NAV	0.73%	0.00%	0.04%	0.00%	0.77%	0.00%	0.77%

Capital Appreciation Value[5,2,7]

Series I	0.85%	0.05%	0.11%	0.00%	1.01%	0.00%	1.01%

Series II	0.85%	0.25%	0.11%	0.00%	1.21%	0.00%	1.21%

Series NAV	0.85%	0.00%	0.11%	0.00%	0.96%	0.00%	0.96%

Classic Value[2]

Series I	0.80%	0.05%	0.07%	0.00%	0.92%	0.00%	0.92%

Series II	0.80%	0.25%	0.07%	0.00%	1.12%	0.00%	1.12%

Series NAV	0.80%	0.00%	0.07%	0.00%	0.87%	0.00%	0.87%

Core Allocation Plus[5,2]

Series I	0.92%	0.05%	0.14%	0.00%	1.11%	0.00%	1.11%

Series II	0.92%	0.25%	0.14%	0.00%	1.31%	0.00%	1.31%

Series NAV	0.92%	0.00%	0.14%	0.00%	1.06%	0.00%	1.06%

Core Bond[2]

Series I	0.64%	0.05%	0.11%	0.00%	0.80%	0.01%	0.79%

Series II	0.64%	0.25%	0.11%	0.00%	1.00%	0.00%	1.00%

Series NAV	0.64%	0.00%	0.11%	0.00%	0.75%	0.01%	0.74%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Core Equity[2]

Series I	0.77%	0.05%	0.04%	0.00%	0.86%	0.00%	0.86%

Series II	0.77%	0.25%	0.04%	0.00%	1.06%	0.00%	1.06%

Series NAV	0.77%	0.00%	0.04%	0.00%	0.81%	0.00%	0.81%

Disciplined Diversification[5,8,2]

Series I	0.80%	0.05%	0.14%	0.00%	0.99%	0.24%	0.75%

Series II	0.80%	0.25%	0.14%	0.00%	1.19%	0.24%	0.95%

Series NAV	0.80%	0.00%	0.14%	0.00%	0.94%	0.24%	0.70%

Dynamic Growth[2]

Series I	0.90%	0.05%	0.05%	0.00%	1.00%	0.00%	1.00%

Series II	0.90%	0.25%	0.05%	0.00%	1.20%	0.00%	1.20%

Series NAV	0.90%	0.00%	0.05%	0.00%	0.95%	0.00%	0.95%

Emerging Growth[2]

Series I	0.80%	0.05%	0.17%	0.00%	1.02%	0.00%	1.02%

Series II	0.80%	0.25%	0.17%	0.00%	1.22%	0.00%	1.22%

Series NAV	0.80%	0.00%	0.17%	0.00%	0.97%	0.00%	0.97%

Emerging Markets Value[2]

Series I	0.96%	0.05%	0.13%	0.00%	1.14%	0.01%	1.13%

Series II5	0.96%	0.25%	0.13%	0.00%	1.34%	0.01%	1.33%

Series NAV	0.96%	0.00%	0.13%	0.00%	1.09%	0.01%	1.08%

Emerging Small Company[2]

Series I	0.97%	0.05%	0.05%	0.00%	1.07%	0.00%	1.07%

Series II	0.97%	0.25%	0.05%	0.00%	1.27%	0.00%	1.27%

Series NAV	0.97%	0.00%	0.05%	0.00%	1.02%	0.00%	1.02%

Equity-Income[2,7]

Series I	0.81%	0.05%	0.03%	0.00%	0.89%	0.00%	0.89%

Series II	0.81%	0.25%	0.03%	0.00%	1.09%	0.00%	1.09%

Series NAV	0.81%	0.00%	0.03%	0.00%	0.84%	0.00%	0.84%

Financial Services[2]

Series I	0.81%	0.05%	0.05%	0.00%	0.91%	0.00%	0.91%

Series II	0.81%	0.25%	0.05%	0.00%	1.11%	0.00%	1.11%

Series NAV	0.81%	0.00%	0.05%	0.00%	0.86%	0.00%	0.86%

Floating Rate Income[5,2]

Series I	0.70%	0.05%	0.07%	0.00%	0.82%	0.00%	0.82%

Series II	0.70%	0.25%	0.07%	0.00%	1.02%	0.00%	1.02%

Series NAV	0.70%	0.00%	0.07%	0.00%	0.77%	0.00%	0.77%

Franklin Templeton Founding Allocation[9]

Series I5	0.05%	0.05%	0.03%	0.86%	0.99%	0.05%	0.94%

Series II	0.05%	0.25%	0.03%	0.86%	1.19%	0.05%	1.14%

Series NAV[5]	0.05%	0.00%	0.03%	0.86%	0.94%	0.05%	0.89%

Fundamental Value[2]

Series I	0.76%	0.05%	0.04%	0.00%	0.85%	0.00%	0.85%

Series II	0.76%	0.25%	0.04%	0.00%	1.05%	0.00%	1.05%

Series NAV	0.76%	0.00%	0.04%	0.00%	0.80%	0.00%	0.80%

Global[10,2,11,12]

Series I	0.81%	0.05%	0.11%	0.00%	0.97%	0.01%	0.96%

Series II	0.81%	0.25%	0.11%	0.00%	1.17%	0.01%	1.16%

Series NAV	0.81%	0.00%	0.11%	0.00%	0.92%	0.01%	0.91%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Global Allocation[2]

Series I	0.85%	0.05%	0.11%	0.05%	1.06%	0.00%	1.06%

Series II	0.85%	0.25%	0.11%	0.05%	1.26%	0.00%	1.26%

Series NAV	0.85%	0.00%	0.13%	0.05%	1.03%	0.00%	1.03%

Global Bond[2]

Series I	0.70%	0.05%	0.11%	0.00%	0.86%	0.00%	0.86%

Series II	0.70%	0.25%	0.11%	0.00%	1.06%	0.00%	1.06%

Series NAV	0.70%	0.00%	0.11%	0.00%	0.81%	0.00%	0.81%

Global Real Estate[2]

Series I5	0.93%	0.05%	0.13%	0.00%	1.11%	0.00%	1.11%

Series II5	0.93%	0.25%	0.13%	0.00%	1.31%	0.00%	1.31%

Series NAV	0.93%	0.00%	0.13%	0.00%	1.06%	0.00%	1.06%

Growth[5,2]

Series I	0.80%	0.05%	0.08%	0.00%	0.93%	0.00%	0.93%

Series II	0.80%	0.25%	0.08%	0.00%	1.13%	0.00%	1.13%

Series NAV	0.80%	0.00%	0.08%	0.00%	0.88%	0.00%	0.88%

Growth & Income[2]

Series I5	0.67%	0.05%	0.01%	0.00%	0.73%	0.00%	0.73%

Series II5	0.67%	0.25%	0.01%	0.00%	0.93%	0.00%	0.93%

Series NAV	0.67%	0.00%	0.01%	0.00%	0.68%	0.00%	0.68%

Growth Equity[5,2]

Series I	0.75%	0.05%	0.06%	0.00%	0.86%	0.00%	0.86%

Series II	0.75%	0.25%	0.06%	0.00%	1.06%	0.00%	1.06%

Series NAV	0.75%	0.00%	0.06%	0.00%	0.81%	0.00%	0.81%

Growth Opportunities[5,2]

Series I	0.80%	0.05%	0.14%	0.00%	0.99%	0.00%	0.99%

Series II	0.80%	0.25%	0.14%	0.00%	1.19%	0.00%	1.19%

Series NAV	0.80%	0.00%	0.14%	0.00%	0.94%	0.00%	0.94%

Health Sciences[2,7]

Series I	1.05%	0.05%	0.09%	0.00%	1.19%	0.00%	1.19%

Series II	1.05%	0.25%	0.09%	0.00%	1.39%	0.00%	1.39%

Series NAV	1.05%	0.00%	0.09%	0.00%	1.14%	0.00%	1.14%

High Income[2]

Series I5	0.68%	0.05%	0.04%	0.00%	0.77%	0.00%	0.77%

Series II	0.68%	0.25%	0.04%	0.00%	0.97%	0.00%	0.97%

Series NAV	0.68%	0.00%	0.04%	0.00%	0.72%	0.00%	0.72%

High Yield[2]

Series I	0.66%	0.05%	0.04%	0.00%	0.75%	0.00%	0.75%

Series II	0.66%	0.25%	0.04%	0.00%	0.95%	0.00%	0.95%

Series NAV	0.66%	0.00%	0.04%	0.00%	0.70%	0.00%	0.70%

Income[13,2]

Series I5	0.81%	0.05%	0.05%	0.00%	0.91%	0.00%	0.91%

Series II5	0.81%	0.25%	0.05%	0.00%	1.11%	0.00%	1.11%

Series NAV	0.81%	0.00%	0.05%	0.00%	0.86%	0.00%	0.86%

Income and Value[2]

Series I	0.80%	0.05%	0.06%	0.00%	0.91%	0.00%	0.91%

Series II	0.80%	0.25%	0.06%	0.00%	1.11%	0.00%	1.11%

Series NAV	0.80%	0.00%	0.06%	0.00%	0.86%	0.00%	0.86%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Index Allocation[14]

Series I5	0.05%	0.05%	0.03%	0.53%	0.66%	0.06%	0.60%

Series II	0.05%	0.25%	0.03%	0.53%	0.86%	0.06%	0.80%

Series NAV[5]	0.05%	0.00%	0.03%	0.53%	0.61%	0.06%	0.55%

International Core[2]

Series I	0.89%	0.05%	0.13%	0.00%	1.07%	0.00%	1.07%

Series II	0.89%	0.25%	0.13%	0.00%	1.27%	0.00%	1.27%

Series NAV	0.89%	0.00%	0.13%	0.00%	1.02%	0.00%	1.02%

International Equity Index A2,3

Series I	0.53%	0.05%	0.03%	0.01%	0.62%	0.01%	0.61%

Series II	0.53%	0.25%	0.03%	0.01%	0.82%	0.01%	0.81%

Series NAV	0.53%	0.00%	0.03%	0.01%	0.57%	0.01%	0.56%

International Equity Index B4

Series NAV	0.53%	0.00%	0.04%	0.01%	0.58%	0.23%	0.35%

International Growth[5,2]

Series I	0.91%	0.05%	0.13%	0.00%	1.09%	0.00%	1.09%

Series II	0.91%	0.25%	0.13%	0.00%	1.29%	0.00%	1.29%

Series NAV	0.91%	0.00%	0.13%	0.00%	1.04%	0.00%	1.04%

International Opportunities[2]

Series I	0.87%	0.05%	0.12%	0.00%	1.04%	0.00%	1.04%

Series II	0.87%	0.25%	0.12%	0.00%	1.24%	0.00%	1.24%

Series NAV	0.87%	0.00%	0.12%	0.00%	0.99%	0.00%	0.99%

International Small Cap[2]

Series I	0.91%	0.05%	0.21%	0.00%	1.17%	0.00%	1.17%

Series II	0.91%	0.25%	0.21%	0.00%	1.37%	0.00%	1.37%

Series NAV	0.91%	0.00%	0.21%	0.00%	1.12%	0.00%	1.12%

International Small Company[15,2]

Series I5	0.96%	0.05%	0.14%	0.00%	1.15%	0.01%	1.14%

Series II5	0.96%	0.25%	0.14%	0.00%	1.35%	0.01%	1.34%

Series NAV	0.96%	0.00%	0.14%	0.00%	1.10%	0.01%	1.09%

International Value[10,2]

Series I	0.81%	0.05%	0.16%	0.00%	1.02%	0.02%	1.00%

Series II	0.81%	0.25%	0.16%	0.00%	1.22%	0.02%	1.20%

Series NAV	0.81%	0.00%	0.16%	0.00%	0.97%	0.02%	0.95%

Intrinsic Value[5,2]

Series I	0.78%	0.05%	0.13%	0.00%	0.96%	0.00%	0.96%

Series II	0.78%	0.25%	0.13%	0.00%	1.16%	0.00%	1.16%

Series NAV	0.78%	0.00%	0.13%	0.00%	0.91%	0.00%	0.91%

Investment Quality Bond[2]

Series I	0.59%	0.05%	0.07%	0.00%	0.71%	0.00%	0.71%

Series II	0.59%	0.25%	0.07%	0.00%	0.91%	0.00%	0.91%

Series NAV	0.59%	0.00%	0.07%	0.00%	0.66%	0.00%	0.66%

Large Cap[2]

Series I	0.71%	0.05%	0.04%	0.00%	0.80%	0.01%	0.79%

Series II	0.71%	0.25%	0.04%	0.00%	1.00%	0.00%	1.00%

Series NAV	0.71%	0.00%	0.07%	0.00%	0.78%	0.01%	0.77%

Large Cap Value[2]

Series I	0.81%	0.05%	0.04%	0.00%	0.90%	0.00%	0.90%

Series II	0.81%	0.25%	0.04%	0.00%	1.10%	0.00%	1.10%

Series NAV	0.81%	0.00%	0.04%	0.00%	0.85%	0.00%	0.85%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Lifecycle 2010[5]

Series I	0.06%	0.05%	0.09%	0.73%	0.93%	0.00%	0.93%

Series II	0.06%	0.25%	0.09%	0.73%	1.13%	0.00%	1.13%

Series NAV	0.06%	0.00%	0.09%	0.73%	0.88%	0.00%	0.88%

Lifecycle 2015[5]

Series I	0.06%	0.05%	0.09%	0.74%	0.94%	0.00%	0.94%

Series II	0.06%	0.25%	0.09%	0.74%	1.14%	0.00%	1.14%

Series NAV	0.06%	0.00%	0.09%	0.74%	0.89%	0.00%	0.89%

Lifecycle 2020[5]

Series I	0.06%	0.05%	0.09%	0.74%	0.94%	0.00%	0.94%

Series II	0.06%	0.25%	0.09%	0.74%	1.14%	0.00%	1.14%

Series NAV	0.06%	0.00%	0.09%	0.74%	0.89%	0.00%	0.89%

Lifecycle 2025[5]

Series I	0.06%	0.05%	0.09%	0.75%	0.95%	0.00%	0.95%

Series II	0.06%	0.25%	0.09%	0.75%	1.15%	0.00%	1.15%

Series NAV	0.06%	0.00%	0.09%	0.75%	0.90%	0.00%	0.90%

Lifecycle 2030[5]

Series I	0.06%	0.05%	0.09%	0.76%	0.96%	0.00%	0.96%

Series II	0.06%	0.25%	0.09%	0.76%	1.16%	0.00%	1.16%

Series NAV	0.06%	0.00%	0.09%	0.76%	0.91%	0.00%	0.91%

Lifecycle 2035[5]

Series I	0.06%	0.05%	0.09%	0.77%	0.97%	0.00%	0.97%

Series II	0.06%	0.25%	0.09%	0.77%	1.17%	0.00%	1.17%

Series NAV	0.06%	0.00%	0.09%	0.77%	0.92%	0.00%	0.92%

Lifecycle 2040[5]

Series I	0.06%	0.05%	0.09%	0.78%	0.98%	0.00%	0.98%

Series II	0.06%	0.25%	0.09%	0.78%	1.18%	0.00%	1.18%

Series NAV	0.06%	0.00%	0.09%	0.78%	0.93%	0.00%	0.93%

Lifecycle 2045[5]

Series I	0.06%	0.05%	0.09%	0.78%	0.98%	0.00%	0.98%

Series II	0.06%	0.25%	0.09%	0.78%	1.18%	0.00%	1.18%

Series NAV	0.06%	0.00%	0.09%	0.78%	0.93%	0.00%	0.93%

Lifecycle 2050[5]

Series I	0.06%	0.05%	0.09%	0.78%	0.98%	0.00%	0.98%

Series II	0.06%	0.25%	0.09%	0.78%	1.18%	0.00%	1.18%

Series NAV	0.06%	0.00%	0.09%	0.78%	0.93%	0.00%	0.93%

Lifecycle Retirement[5]

Series I	0.06%	0.05%	0.09%	0.69%	0.89%	0.00%	0.89%

Series II	0.06%	0.25%	0.09%	0.69%	1.09%	0.00%	1.09%

Series NAV	0.06%	0.00%	0.09%	0.69%	0.84%	0.00%	0.84%

Lifestyle Aggressive

Series I	0.04%	0.05%	0.02%	0.87%	0.98%	0.00%	0.98%

Series II	0.04%	0.25%	0.02%	0.87%	1.18%	0.00%	1.18%

Series NAV	0.04%	0.00%	0.02%	0.87%	0.93%	0.00%	0.93%

Lifestyle Balanced

Series I	0.04%	0.05%	0.02%	0.82%	0.93%	0.00%	0.93%

Series II	0.04%	0.25%	0.02%	0.82%	1.13%	0.00%	1.13%

Series NAV	0.04%	0.00%	0.02%	0.82%	0.88%	0.00%	0.88%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Lifestyle Conservative

Series I	0.04%	0.05%	0.02%	0.76%	0.87%	0.00%	0.87%

Series II	0.04%	0.25%	0.02%	0.76%	1.07%	0.00%	1.07%

Series NAV	0.04%	0.00%	0.02%	0.76%	0.82%	0.00%	0.82%

Lifestyle Growth

Series I	0.04%	0.05%	0.02%	0.85%	0.96%	0.00%	0.96%

Series II	0.04%	0.25%	0.02%	0.85%	1.16%	0.00%	1.16%

Series NAV	0.04%	0.00%	0.02%	0.85%	0.91%	0.00%	0.91%

Lifestyle Moderate

Series I	0.04%	0.05%	0.02%	0.80%	0.91%	0.00%	0.91%

Series II	0.04%	0.25%	0.02%	0.80%	1.11%	0.00%	1.11%

Series NAV	0.04%	0.00%	0.02%	0.80%	0.86%	0.00%	0.86%

Managed[2]

Series I5	0.69%	0.05%	0.02%	0.00%	0.76%	0.00%	0.76%

Series II5	0.69%	0.25%	0.02%	0.00%	0.96%	0.00%	0.96%

Series NAV	0.69%	0.00%	0.02%	0.00%	0.71%	0.00%	0.71%

Mid Cap Index[2,3]

Series I	0.47%	0.05%	0.03%	0.00%	0.55%	0.01%	0.54%

Series II	0.47%	0.25%	0.03%	0.00%	0.75%	0.01%	0.74%

Series NAV	0.47%	0.00%	0.03%	0.00%	0.50%	0.01%	0.49%

Mid Cap Intersection[2]

Series I	0.87%	0.05%	0.06%	0.00%	0.98%	0.00%	0.98%

Series II	0.87%	0.25%	0.06%	0.00%	1.18%	0.00%	1.18%

Series NAV	0.87%	0.00%	0.06%	0.00%	0.93%	0.00%	0.93%

Mid Cap Stock[2]

Series I	0.84%	0.05%	0.05%	0.00%	0.94%	0.01%	0.93%

Series II	0.84%	0.25%	0.05%	0.00%	1.14%	0.01%	1.13%

Series NAV	0.84%	0.00%	0.05%	0.00%	0.89%	0.01%	0.88%

Mid Cap Value[2]

Series I	0.85%	0.05%	0.05%	0.00%	0.95%	0.00%	0.95%

Series II	0.85%	0.25%	0.05%	0.00%	1.15%	0.00%	1.15%

Series NAV	0.85%	0.00%	0.05%	0.00%	0.90%	0.00%	0.90%

Mid Cap Value Equity[2]

Series I5	0.87%	0.05%	0.05%	0.00%	0.97%	0.00%	0.97%

Series II5	0.87%	0.25%	0.05%	0.00%	1.17%	0.00%	1.17%

Series NAV	0.87%	0.00%	0.05%	0.00%	0.92%	0.00%	0.92%

Mid Value[2,7]

Series I	0.97%	0.05%	0.07%	0.00%	1.09%	0.00%	1.09%

Series II	0.97%	0.25%	0.07%	0.00%	1.29%	0.00%	1.29%

Series NAV	0.97%	0.00%	0.07%	0.00%	1.04%	0.00%	1.04%

Money Market[2]

Series I	0.48%	0.05%	0.03%	0.00%	0.56%	0.01%	0.55%

Series II	0.48%	0.25%	0.03%	0.00%	0.76%	0.01%	0.75%

Series NAV[5]	0.48%	0.00%	0.03%	0.00%	0.51%	0.01%	0.50%

Money Market B4

Series NAV	0.50%	0.00%	0.01%	0.00%	0.51%	0.23%	0.28%

Mutual Shares[13,2]

Series I5	0.96%	0.05%	0.26%	0.00%	1.27%	0.16%	1.11%

Series II5	0.96%	0.25%	0.26%	0.00%	1.47%	0.16%	1.31%

Series NAV	0.96%	0.00%	0.26%	0.00%	1.22%	0.16%	1.06%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Natural Resources[2]

Series I	1.00%	0.05%	0.08%	0.00%	1.13%	0.00%	1.13%

Series II	1.00%	0.25%	0.08%	0.00%	1.33%	0.00%	1.33%

Series NAV	1.00%	0.00%	0.08%	0.00%	1.08%	0.00%	1.08%

Optimized All Cap[2]

Series I	0.71%	0.05%	0.04%	0.00%	0.80%	0.00%	0.80%

Series II	0.71%	0.25%	0.04%	0.00%	1.00%	0.00%	1.00%

Series NAV	0.71%	0.00%	0.04%	0.00%	0.75%	0.00%	0.75%

Optimized Value[2]

Series I	0.65%	0.05%	0.04%	0.00%	0.74%	0.00%	0.74%

Series II	0.65%	0.25%	0.04%	0.00%	0.94%	0.00%	0.94%

Series NAV	0.65%	0.00%	0.04%	0.00%	0.69%	0.00%	0.69%

Overseas Equity[2]

Series I	0.97%	0.05%	0.14%	0.00%	1.16%	0.00%	1.16%

Series II	0.97%	0.25%	0.14%	0.00%	1.36%	0.00%	1.36%

Series NAV	0.97%	0.00%	0.14%	0.00%	1.11%	0.00%	1.11%

Pacific Rim[2]

Series I	0.80%	0.05%	0.27%	0.00%	1.12%	0.01%	1.11%

Series II	0.80%	0.25%	0.27%	0.00%	1.32%	0.01%	1.31%

Series NAV	0.80%	0.00%	0.27%	0.00%	1.07%	0.01%	1.06%

Quantitative Mid Cap[2]

Series I	0.75%	0.05%	0.14%	0.00%	0.94%	0.01%	0.93%

Series II	0.75%	0.25%	0.13%	0.00%	1.13%	0.01%	1.12%

Series NAV	0.75%	0.00%	0.15%	0.00%	0.90%	0.00%	0.90%

Real Estate Equity[2,7]

Series I5	0.86%	0.05%	0.04%	0.00%	0.95%	0.00%	0.95%

Series II5	0.86%	0.25%	0.04%	0.00%	1.15%	0.00%	1.15%

Series NAV	0.86%	0.00%	0.04%	0.00%	0.90%	0.00%	0.90%

Real Estate Securities[2]

Series I	0.70%	0.05%	0.03%	0.00%	0.78%	0.00%	0.78%

Series II	0.70%	0.25%	0.03%	0.00%	0.98%	0.00%	0.98%

Series NAV	0.70%	0.00%	0.03%	0.00%	0.73%	0.00%	0.73%

Real Return Bond[15,2,16]

Series I	0.68%	0.05%	0.06%	0.00%	0.79%	0.00%	0.79%

Series II	0.68%	0.25%	0.06%	0.00%	0.99%	0.00%	0.99%

Series NAV	0.68%	0.00%	0.06%	0.00%	0.74%	0.00%	0.74%

Science and Technology[2,7]

Series I	1.05%	0.05%	0.09%	0.00%	1.19%	0.00%	1.19%

Series II	1.05%	0.25%	0.09%	0.00%	1.39%	0.00%	1.39%

Series NAV	1.05%	0.00%	0.09%	0.00%	1.14%	0.00%	1.14%

Short-Term Bond[2]

Series I5	0.58%	0.05%	0.02%	0.00%	0.65%	0.00%	0.65%

Series II5	0.58%	0.25%	0.02%	0.00%	0.85%	0.00%	0.85%

Series NAV	0.58%	0.00%	0.02%	0.00%	0.60%	0.00%	0.60%

Small Cap[2]

Series I	0.85%	0.05%	0.09%	0.01%	1.00%	0.01%	0.99%

Series II	0.85%	0.25%	0.07%	0.01%	1.18%	0.00%	1.18%

Series NAV	0.85%	0.00%	0.06%	0.01%	0.92%	0.00%	0.92%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Small Cap Growth[2]

Series I	1.07%	0.05%	0.06%	0.00%	1.18%	0.01%	1.17%

Series II	1.07%	0.25%	0.06%	0.00%	1.38%	0.01%	1.37%

Series NAV	1.07%	0.00%	0.06%	0.00%	1.13%	0.01%	1.12%

Small Cap Index[2,3]

Series I	0.48%	0.05%	0.03%	0.00%	0.56%	0.00%	0.56%

Series II	0.48%	0.25%	0.03%	0.00%	0.76%	0.00%	0.76%

Series NAV	0.48%	0.00%	0.03%	0.00%	0.51%	0.00%	0.51%

Small Cap Intrinsic Value[2]

Series I5	0.90%	0.05%	0.08%	0.00%	1.03%	0.00%	1.03%

Series II5	0.90%	0.25%	0.08%	0.00%	1.23%	0.00%	1.23%

Series NAV	0.90%	0.00%	0.08%	0.00%	0.98%	0.00%	0.98%

Small Cap Opportunities[2]

Series I	0.99%	0.05%	0.04%	0.00%	1.08%	0.00%	1.08%

Series II	0.99%	0.25%	0.04%	0.00%	1.28%	0.00%	1.28%

Series NAV	0.99%	0.00%	0.04%	0.00%	1.03%	0.00%	1.03%

Small Cap Value[2]

Series I	1.06%	0.05%	0.05%	0.00%	1.16%	0.00%	1.16%

Series II	1.06%	0.25%	0.05%	0.00%	1.36%	0.00%	1.36%

Series NAV	1.06%	0.00%	0.05%	0.00%	1.11%	0.00%	1.11%

Small Company[2]

Series I	1.04%	0.05%	0.34%	0.00%	1.43%	0.00%	1.43%

Series II	1.04%	0.25%	0.34%	0.00%	1.63%	0.00%	1.63%

Series NAV	1.04%	0.00%	0.34%	0.00%	1.38%	0.00%	1.38%

Small Company Growth[2]

Series I5	1.03%	0.05%	0.05%	0.00%	1.13%	0.00%	1.13%

Series II5	1.03%	0.25%	0.05%	0.00%	1.33%	0.00%	1.33%

Series NAV	1.03%	0.00%	0.05%	0.00%	1.08%	0.00%	1.08%

Small Company Value[2,7]

Series I	1.02%	0.05%	0.04%	0.00%	1.11%	0.00%	1.11%

Series II	1.02%	0.25%	0.04%	0.00%	1.31%	0.00%	1.31%

Series NAV	1.02%	0.00%	0.04%	0.00%	1.06%	0.00%	1.06%

Spectrum Income[2,7]

Series I5	0.73%	0.05%	0.15%	0.00%	0.93%	0.00%	0.93%

Series II5	0.73%	0.25%	0.15%	0.00%	1.13%	0.00%	1.13%

Series NAV	0.73%	0.00%	0.15%	0.00%	0.88%	0.00%	0.88%

Strategic Bond[2]

Series I	0.67%	0.05%	0.07%	0.00%	0.79%	0.00%	0.79%

Series II	0.67%	0.25%	0.07%	0.00%	0.99%	0.00%	0.99%

Series NAV	0.67%	0.00%	0.07%	0.00%	0.74%	0.00%	0.74%

Strategic Income[2]

Series I	0.69%	0.05%	0.09%	0.00%	0.83%	0.00%	0.83%

Series II	0.69%	0.25%	0.09%	0.00%	1.03%	0.00%	1.03%

Series NAV	0.69%	0.00%	0.09%	0.00%	0.78%	0.00%	0.78%

Total Bond Market Index A2,3

Series I	0.47%	0.05%	0.05%	0.00%	0.57%	0.01%	0.56%

Series II	0.47%	0.25%	0.04%	0.00%	0.76%	0.00%	0.76%

Series NAV	0.47%	0.00%	0.05%	0.00%	0.52%	0.01%	0.51%

Total Bond Market Index B4

Series NAV	0.47%	0.00%	0.06%	0.00%	0.53%	0.28%	0.25%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Total Return[2,11,16]

Series I	0.69%	0.05%	0.06%	0.00%	0.80%	0.00%	0.80%

Series II	0.69%	0.25%	0.06%	0.00%	1.00%	0.00%	1.00%

Series NAV	0.69%	0.00%	0.06%	0.00%	0.75%	0.00%	0.75%

Total Stock Market Index[2,3]

Series I	0.48%	0.05%	0.04%	0.00%	0.57%	0.01%	0.56%

Series II	0.48%	0.25%	0.04%	0.00%	0.77%	0.01%	0.76%

Series NAV	0.48%	0.00%	0.04%	0.00%	0.52%	0.01%	0.51%

U.S. Core[2]

Series I	0.76%	0.05%	0.05%	0.00%	0.86%	0.01%	0.85%

Series II	0.76%	0.25%	0.05%	0.00%	1.06%	0.01%	1.05%

Series NAV	0.76%	0.00%	0.05%	0.00%	0.81%	0.01%	0.80%

U.S. Global Leaders Growth[2,17]

Series I	0.69%	0.05%	0.03%	0.00%	0.77%	0.00%	0.77%

Series II	0.69%	0.25%	0.03%	0.00%	0.97%	0.00%	0.97%

Series NAV	0.69%	0.00%	0.03%	0.00%	0.72%	0.00%	0.72%

U.S. Government Securities[2]

Series I	0.61%	0.05%	0.07%	0.00%	0.73%	0.00%	0.73%

Series II	0.61%	0.25%	0.07%	0.00%	0.93%	0.00%	0.93%

Series NAV	0.61%	0.00%	0.07%	0.00%	0.68%	0.00%	0.68%

U.S. High Yield Bond[2]

Series I	0.73%	0.05%	0.05%	0.00%	0.83%	0.01%	0.82%

Series II	0.73%	0.25%	0.05%	0.00%	1.03%	0.01%	1.02%

Series NAV	0.73%	0.00%	0.05%	0.00%	0.78%	0.01%	0.77%

U.S Large Cap[2]

Series I	0.82%	0.05%	0.03%	0.00%	0.90%	0.00%	0.90%

Series II	0.82%	0.25%	0.03%	0.00%	1.10%	0.00%	1.10%

Series NAV	0.82%	0.00%	0.03%	0.00%	0.85%	0.00%	0.85%

U.S. Multi-Sector[2]

Series I5	0.75%	0.05%	0.05%	0.00%	0.85%	0.01%	0.84%

Series II5	0.75%	0.25%	0.05%	0.00%	1.05%	0.01%	1.04%

Series NAV	0.75%	0.00%	0.05%	0.00%	0.80%	0.01%	0.79%

Utilities[2]

Series I5	0.82%	0.05%	0.15%	0.00%	1.02%	0.01%	1.01%

Series II5	0.82%	0.25%	0.15%	0.00%	1.22%	0.01%	1.21%

Series NAV	0.82%	0.00%	0.15%	0.00%	0.97%	0.01%	0.96%

Value[2]

Series I	0.74%	0.05%	0.04%	0.00%	0.83%	0.00%	0.83%

Series II	0.74%	0.25%	0.04%	0.00%	1.03%	0.00%	1.03%

Series NAV	0.74%	0.00%	0.04%	0.00%	0.78%	0.00%	0.78%

Value & Restructuring[2]

Series I5	0.82%	0.05%	0.04%	0.00%	0.91%	0.01%	0.90%

Series II5	0.82%	0.25%	0.04%	0.00%	1.11%	0.01%	1.10%

Series NAV	0.82%	0.00%	0.04%	0.00%	0.86%	0.01%	0.85%

Value Opportunities[5,2]

Series I	0.84%	0.05%	0.05%	0.00%	0.94%	0.00%	0.94%

Series II	0.84%	0.25%	0.05%	0.00%	1.14%	0.00%	1.14%

Series NAV	0.84%	0.00%	0.05%	0.00%	0.89%	0.00%	0.89%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Vista[2]

Series I5	0.88%	0.05%	0.08%	0.00%	1.01%	0.00%	1.01%

Series II5	0.88%	0.25%	0.08%	0.00%	1.21%	0.00%	1.21%

Series NAV	0.88%	0.00%	0.08%	0.00%	0.96%	0.00%	0.96%

	Feeder Fund						Master Fund
										Total
									Total	Master
									Master	Fund
									Fund	and
									and	Net
		Distibution		Total	Contractual	Net fund			Feeder	Feeder
	Management	and service	Other	Operating	Expense	Operating	Management	Other	Fund	Fund
Fund/Class	fee	(12b-1) fees	Expenses	Expenses [1]	Reimbursement	Expenses	fees [18]	Expenses	Expenses	Expenses
American Asset Allocation[19]

Series I5	0.00%	0.60%	0.04%	0.64%	0.01%	0.63%	0.31%	0.01%	0.96%	0.95%

Series II	0.00%	0.75%	0.04%	0.79%	0.01%	0.78%	0.31%	0.01%	1.11%	1.10%

Series III[5]	0.00%	0.25%	0.04%	0.29%	0.01%	0.28%	0.31%	0.01%	0.61%	0.60%

American Blue Chip Income and Growth

Series I	0.00%	0.60%	0.03%	0.63%	0.00%	0.63%	0.41%	0.01%	1.05%	1.05%

Series II	0.00%	0.75%	0.03%	0.78%	0.00%	0.78%	0.41%	0.01%	1.20%	1.20%

Series III[5]	0.00%	0.25%	0.03%	0.28%	0.00%	0.28%	0.41%	0.01%	0.70%	0.70%

American Bond[19]

Series I	0.00%	0.60%	0.02%	0.62%	0.00%	0.62%	0.40%	0.01%	1.03%	1.03%

Series II	0.00%	0.75%	0.02%	0.77%	0.00%	0.77%	0.40%	0.01%	1.18%	1.18%

Series III[5]	0.00%	0.25%	0.02%	0.27%	0.00%	0.27%	0.40%	0.01%	0.68%	0.68%

American Global Growth[19]

Series I5	0.00%	0.60%	0.06%	0.66%	0.03%	0.63%	0.53%	0.02%	1.21%	1.18%

Series II	0.00%	0.75%	0.06%	0.81%	0.03%	0.78%	0.53%	0.02%	1.36%	1.33%

Series III[5]	0.00%	0.25%	0.06%	0.31%	0.03%	0.28%	0.53%	0.02%	0.86%	0.83%

American Global Small Capitalization[19]

Series I5	0.00%	0.60%	0.11%	0.71%	0.08%	0.63%	0.70%	0.03%	1.44%	1.36%

Series II	0.00%	0.75%	0.11%	0.86%	0.08%	0.78%	0.70%	0.03%	1.59%	1.51%

Series III[5]	0.00%	0.25%	0.11%	0.36%	0.08%	0.28%	0.70%	0.03%	1.09%	1.01%

American Growth

Series I	0.00%	0.60%	0.02%	0.62%	0.00%	0.62%	0.32%	0.01%	0.95%	0.95%

Series II	0.00%	0.75%	0.02%	0.77%	0.00%	0.77%	0.32%	0.01%	1.10%	1.10%

Series III[5]	0.00%	0.25%	0.02%	0.27%	0.00%	0.27%	0.32%	0.01%	0.60%	0.60%

American Growth-Income

Series I	0.00%	0.60%	0.02%	0.62%	0.00%	0.62%	0.26%	0.01%	0.89%	0.89%

Series II	0.00%	0.75%	0.02%	0.77%	0.00%	0.77%	0.26%	0.01%	1.04%	1.04%

Series III[5]	0.00%	0.25%	0.02%	0.27%	0.00%	0.27%	0.26%	0.01%	0.54%	0.54%

American High-Income Bond[19]

Series I5	0.00%	0.60%	0.21%	0.81%	0.18%	0.63%	0.47%	0.01%	1.29%	1.11%

Series II	0.00%	0.75%	0.21%	0.96%	0.18%	0.78%	0.47%	0.01%	1.44%	1.26%

Series III[5]	0.00%	0.25%	0.21%	0.46%	0.18%	0.28%	0.47%	0.01%	0.94%	0.76%

	Feeder Fund						Master Fund
										Total
									Total	Master
									Master	Fund
									Fund	and
									and	Net
		Distibution		Total	Contractual	Net fund			Feeder	Feeder
	Management	and service	Other	Operating	Expense	Operating	Management	Other	Fund	Fund
Fund/Class	fee	(12b-1) fees	Expenses	Expenses [1]	Reimbursement	Expenses	fees [18]	Expenses	Expenses	Expenses
American International

Series I	0.00%	0.60%	0.02%	0.62%	0.00%	0.62%	0.49%	0.03%	1.14%	1.14%

Series II	0.00%	0.75%	0.02%	0.77%	0.00%	0.77%	0.49%	0.03%	1.29%	1.29%

Series III[5]	0.00%	0.25%	0.02%	0.27%	0.00%	0.27%	0.49%	0.03%	0.79%	0.79%

American New World[19]

Series I5	0.00%	0.60%	0.13%	0.73%	0.10%	0.63%	0.76%	0.06%	1.55%	1.45%

Series II	0.00%	0.75%	0.13%	0.88%	0.10%	0.78%	0.76%	0.06%	1.70%	1.60%

Series III[5]	0.00%	0.25%	0.13%	0.38%	0.10%	0.28%	0.76%	0.06%	1.20%	1.10%

1
The “Total Operating Expenses” include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). The Total Fund Annual Expenses shown may not correlate to the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund’s current fiscal year.
2
Effective January 1, 2006, the Adviser has contractually agreed to waive its management fee for certain Funds or otherwise reimburse the expenses of those Funds (“Participating Funds”). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Funds that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. The Reimbursement will remain in effect until May 1, 2009.
3
The Adviser has agreed to reduce its advisory fee for a class of shares of the Fund in an amount equal to the amount by which the Expenses of such class of the Fund exceed the Expense Limit (as a percentage of the average annual net assets of the Fund attributable to the class) of 0.050% and, if necessary, to remit to that class of the Fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. “Expenses” means all the expenses of a class of the Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT’s business. This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. This voluntary expense limitation may be terminated at any time.
4
JHT sells shares of these Funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. As reflected in the table, each Fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser and the expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Fund) in an amount so that the rate of the Fund’s Operating Expenses does not exceed its “Net Operating Expenses” as listed in the table above. A Fund’s “Total Operating Expenses” includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the Fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap with respect to a particular Fund will remain in effect until May 1, 2009 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Fund to (or has shares of the Fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.
5
For Funds that have not started operations or have operations of less than six months as of December 31, 2007, expenses are based on estimates of expenses expected to be incurred over the next year.
6
The management fee of 0.05% of average annual net assets is being waived until May 1, 2010.
7
T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the following funds of the Trust: Blue Chip Growth Trust, Equity-Income Trust, Science & Technology Trust, Small Cap Value Trust, Health Sciences Trust, Mid Value Trust, Spectrum Income Trust, Real Estate Equity Trust, U.S. Global Leaders Growth Trust and Capital Appreciation Value Trust. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Capital Appreciation Value Trust, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the “T. Rowe Portfolios”). Based on the combined average daily net assests of the T. Rowe Portfolios, the percentage fee reduction (as a percentage of the Subadvisory Fee) as of November 1, 2006 is as follows: 0.00% for the First $750 million, 5.0% for the Next $750 million, 7.5% for the Next $1.5 billion, and 10.0% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each Fund by the amount that the subadvisory fee is reduced. This voluntary fee waiver may be terminated by T.Rowe Price or the Adviser.

8
The Adviser has contractually agreed to reimburse Expenses of the Fund that exceed 0.70% of the average annual net assets of the Fund. Expenses includes all expenses of the Fund except Rule 12b-1 fees, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the Trust.
9
The Adviser has contractually agreed to limit fund expenses to 0.025% until May 1, 2010. Fund expenses includes advisory fee and other operating expenses of the fund but excludes 12b-1fees, underlying fund expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
10
The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Fund so it does not exceed 0.45% of the Fund’s average net assets. This advisory fee waiver will remain in place until May 1, 2010.
11
The advisory fees rate shown reflects the new tier schedule that is currently in place.
12
The Adviser has contractually agreed to reduce its advisory fee for a class of shares of the Fund in an amount equal to the amount by which the Expenses of such class of the Fund exceed the Expense Limit (as a percentage of the average annual net assets of the Fund attributable to the class) of 0.15% and, if necessary, to remit to that class of the Fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. “Expenses” means all the expenses of a class of a Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT’s business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the Fund.
13
The Adviser has contractually agreed to reduce its advisory fee for a class of shares of the Fund in an amount equal to the amount by which the Expenses of such class of the Fund exceed the Expense Limit (as a percentage of the average annual net assets of the Fund attributable to the class) of 0.10% and, if necessary, to remit to that class of the Fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. “Expenses” means all the expenses of a class of the Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT’s business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the Fund.
14
The Adviser has contractually agreed to reimburse Expenses of the Fund that exceed 0.02% of the average annual net assets of the Fund. Expenses includes all expenses of the Fund except Rule 12b-1 fees, Underlying Fund expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after May 1, 2010.
15
The advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2007 had the new rates been in effect for the whole year.
16
“Other expense” reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.
17
The Adviser has agreed to limit fund level expenses to 0.71%. Fund level expenses consist of operating expenses of the fund, excluding, 12b-1 advisory fee, transfer agent fees, blue-sky, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense limitation may be terminated at any time.
18
Capital Research Management Company (the adviser to the master fund for each of the JHT Feeder Funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. See the financial highlights table in the American Funds’ prospectus or annual report for further information.
19
The Adviser has contractually limited other fund level expenses to 0.03% until May 1, 2010. Other fund level expenses consist of operating expenses of the the fund, excluding adviser fee, 12b-1 fee, transfer agent fees, blue sky, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
EXAMPLES OF EXPENSES FOR EACH FUND

The Examples are intended to help an investor compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Examples assume that $10,000 is invested in a Fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Examples also assume that the investment has a 5% return each year, that a Fund’s operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Examples do not reflect the expenses of any variable insurance contract that may use a Fund as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor’s actual expenses may be higher or lower, based on these assumptions the expenses would be:

Fund/Class	Year 1	Year 3	Year 5	Year 10
500 Index

Series I	$55	$173	$302	$677

Series II	$76	$237	$411	$918

Series NAV	$50	$157	$274	$616

500 Index B

Series NAV	$26	$133	$250	$593

Absolute Return

Series I	$95	$296	$515	$1,143

Series II	$115	$359	$622	$1,375

Series NAV	$90	$281	$488	$1,084

Active Bond

Series I	$69	$218	$379	$847

Series II	$90	$281	$488	$1,084

Series NAV	$64	$202	$351	$786

All Cap Core

Series I	$88	$274	$477	$1,061

Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

All Cap Growth

Series I	$97	$303	$525	$1,166

Series II	$117	$365	$633	$1,398

Series NAV	$92	$287	$498	$1,108

All Cap Value

Series I	$97	$303	$525	$1,166

Series II	$117	$365	$633	$1,398

Series NAV	$87	$271	$471	$1,049

American Asset Allocation

Series I	$97	$304	$529	$1,176

Series II	$112	$351	$610	$1,350

Series III	$61	$193	$338	$760

American Blue Chip Income and Growth

Series I	$107	$334	$579	$1,283

Series II	$122	$381	$660	$1,455

Series III	$72	$224	$390	$871

American Bond

Series I	$105	$328	$569	$1,259

Series II	$120	$375	$649	$1,432

Series III	$69	$218	$379	$847

American Fundamental Holdings

Series I	$106	$336	$591	$1,319

Series II	$121	$383	$671	$1,491

Series III	$70	$226	$401	$909

Fund/Class	Year 1	Year 3	Year 5	Year 10
American Global Diversification

Series I	$129	$408	$714	$1,581

Series II	$145	$455	$793	$1,749

Series III	$94	$299	$526	$1,180

American Global Growth

Series I	$120	$378	$659	$1,460

Series II	$135	$425	$739	$1,630

Series III	$85	$268	$471	$1,055

American Global Small Capitalization

Series I	$138	$439	$771	$1,710

Series II	$154	$486	$850	$1,875

Series III	$103	$330	$585	$1,314

American Growth

Series I	$97	$303	$525	$1,166

Series II	$112	$350	$606	$1,340

Series III	$61	$192	$335	$750

American Growth-Income

Series I	$91	$284	$493	$1,096

Series II	$106	$331	$574	$1,271

Series III	$55	$173	$302	$677

American High-Income Bond

Series I	$113	$373	$672	$1,524

Series II	$128	$419	$752	$1,692

Series III	$78	$263	$484	$1,121

American International

Series I	$116	$362	$628	$1,386

Series II	$131	$409	$708	$1,556

Series III	$81	$252	$439	$978

American New World

Series I	$148	$469	$825	$1,828

Series II	$163	$516	$904	$1,991

Series III	$112	$361	$640	$1,436

Blue Chip Growth

Series I	$90	$281	$488	$1,084

Series II	$110	$343	$595	$1,317

Series NAV	$85	$265	$460	$1,025

Capital Appreciation

Series I	$84	$262	$455	$1,014

Series II	$104	$325	$563	$1,248

Series NAV	$79	$246	$428	$954

Capital Appreciation Value

Series I	$103	$219	$455	$1,133

Series II	$123	$261	$542	$1,343

Series NAV	$98	$208	$433	$1,080

Fund/Class	Year 1	Year 3	Year 5	Year 10
Classic Value

Series I	$94	$293	$509	$1,131

Series II	$114	$356	$617	$1,363

Series NAV	$89	$278	$482	$1,073

Core Allocation Plus

Series I	$113	$353	$612	$1,352

Series II	$133	$415	$718	$1,579

Series NAV	$108	$337	$585	$1,294

Core Bond

Series I	$81	$254	$443	$989

Series II	$102	$318	$552	$1,225

Series NAV	$76	$239	$416	$929

Core Equity

Series I	$88	$274	$477	$1,061

Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

Disciplined Diversification

Series I	$77	$266	$499	$1,168

Series II	$97	$329	$607	$1,399

Series NAV	$72	$250	$472	$1,109

Dynamic Growth

Series I	$102	$318	$552	$1,225

Series II	$122	$381	$660	$1,455

Series NAV	$97	$303	$525	$1,166

Emerging Growth

Series I	$104	$325	$563	$1,248

Series II	$124	$387	$670	$1,477

Series NAV	$99	$309	$536	$1,190

Emerging Markets Value

Series I	$115	$361	$627	$1,385

Series II	$135	$424	$733	$1,612

Series NAV	$110	$346	$600	$1,328

Emerging Small Company

Series I	$109	$340	$590	$1,306

Series II	$129	$403	$697	$1,534

Series NAV	$104	$325	$563	$1,248

Equity-Income

Series I	$91	$284	$493	$1,096

Series II	$111	$347	$601	$1,329

Series NAV	$86	$268	$466	$1,037

Financial Services

Series I	$93	$290	$504	$1,120

Series II	$113	$353	$612	$1,352

Series NAV	$88	$274	$477	$1,061

Fund/Class	Year 1	Year 3	Year 5	Year 10
Floating Rate Income

Series I	$84	$262	$455	$1,014

Series II	$104	$325	$563	$1,248

Series NAV	$79	$246	$428	$954

Franklin Templeton Founding Allocation

Series I	$96	$305	$537	$1,204

Series II	$116	$368	$644	$1,434

Series NAV	$91	$289	$510	$1,145

Fundamental Value

Series I	$87	$271	$471	$1,049

Series II	$107	$334	$579	$1,283

Series NAV	$82	$255	$444	$990

Global

Series I	$98	$307	$534	$1,188

Series II	$118	$370	$642	$1,419

Series NAV	$93	$291	$507	$1,129

Global Allocation

Series I	$108	$337	$585	$1,295

Series II	$128	$400	$692	$1,523

Series NAV	$105	$328	$569	$1,260

Global Bond

Series I	$88	$274	$477	$1,061

Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

Global Real Estate

Series I	$113	$353	$612	$1,352

Series II	$133	$415	$718	$1,579

Series NAV	$108	$337	$585	$1,294

Growth

Series I	$95	$296	$515	$1,143

Series II	$115	$359	$622	$1,375

Series NAV	$90	$281	$488	$1,084

Growth & Income

Series I	$75	$233	$406	$906

Series II	$95	$296	$515	$1,143

Series NAV	$69	$218	$379	$847

Growth Equity

Series I	$88	$274	$477	$1,061

Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

Growth Opportunities

Series I	$101	$315	$547	$1,213

Series II	$121	$378	$654	$1,443

Series NAV	$96	$300	$520	$1,155

Fund/Class	Year 1	Year 3	Year 5	Year 10
Health Sciences

Series I	$121	$378	$654	$1,443

Series II	$142	$440	$761	$1,669

Series NAV	$116	$362	$628	$1,386

High Income

Series I	$79	$246	$428	$954

Series II	$99	$309	$536	$1,190

Series NAV	$74	$230	$401	$894

High Yield

Series I	$77	$240	$417	$930

Series II	$97	$303	$525	$1,166

Series NAV	$72	$224	$390	$871

Income

Series I	$93	$290	$504	$1,120

Series II	$113	$353	$612	$1,352

Series NAV	$88	$274	$477	$1,061

Income and Value

Series I	$93	$290	$504	$1,120

Series II	$113	$353	$612	$1,352

Series NAV	$88	$274	$477	$1,061

Index Allocation

Series I	$61	$199	$355	$810

Series II	$82	$262	$464	$1,048

Series NAV	$56	$183	$327	$749

International Core

Series I	$109	$340	$590	$1,306

Series II	$129	$403	$697	$1,534

Series NAV	$104	$325	$563	$1,248

International Equity Index A

Series I	$62	$198	$345	$773

Series II	$83	$261	$454	$1,013

Series NAV	$57	$182	$317	$713

International Equity Index B

Series NAV	$36	$163	$301	$704

International Growth

Series I	$111	$347	$601	$1,329

Series II	$131	$409	$708	$1,556

Series NAV	$106	$331	$574	$1,271

International Opportunities

Series I	$106	$331	$574	$1,271

Series II	$126	$393	$681	$1,500

Series NAV	$101	$315	$547	$1,213

International Small Cap

Series I	$119	$372	$644	$1,420

Series II	$139	$434	$750	$1,646

Series NAV	$114	$356	$617	$1,363

Fund/Class	Year 1	Year 3	Year 5	Year 10
International Small Company

Series I	$116	$364	$632	$1,397

Series II	$136	$427	$738	$1,623

Series NAV	$111	$349	$605	$1,339

International Value

Series I	$102	$321	$559	$1,244

Series II	$122	$383	$666	$1,474

Series NAV	$97	$305	$532	$1,186

Intrinsic Value

Series I	$98	$306	$531	$1,178

Series II	$118	$368	$638	$1,409

Series NAV	$93	$290	$504	$1,120

Investment Quality Bond

Series I	$73	$227	$395	$883

Series II	$93	$290	$504	$1,120

Series NAV	$67	$211	$368	$822

Large Cap

Series I	$81	$254	$443	$989

Series II	$102	$318	$552	$1,225

Series NAV	$79	$248	$432	$965

Large Cap Value

Series I	$92	$287	$498	$1,108

Series II	$112	$350	$606	$1,340

Series NAV	$87	$271	$471	$1,049

Lifecycle 2010

Series I	$95	$296	$515	$1,143

Series II	$115	$359	$622	$1,375

Series NAV	$90	$281	$488	$1,084

Lifecycle 2015

Series I	$96	$300	$520	$1,155

Series II	$116	$362	$628	$1,386

Series NAV	$91	$284	$493	$1,096

Lifecycle 2020

Series I	$96	$300	$520	$1,155

Series II	$116	$362	$628	$1,386

Series NAV	$91	$284	$493	$1,096

Lifecycle 2025

Series I	$97	$303	$525	$1,166

Series II	$117	$365	$633	$1,398

Series NAV	$92	$287	$498	$1,108

Lifecycle 2030

Series I	$98	$306	$531	$1,178

Series II	$118	$368	$638	$1,409

Series NAV	$93	$290	$504	$1,120

Fund/Class	Year 1	Year 3	Year 5	Year 10
Lifecycle 2035

Series I	$99	$309	$536	$1,190

Series II	$119	$372	$644	$1,420

Series NAV	$94	$293	$509	$1,131

Lifecycle 2040

Series I	$100	$312	$542	$1,201

Series II	$120	$375	$649	$1,432

Series NAV	$95	$296	$515	$1,143

Lifecycle 2045

Series I	$100	$312	$542	$1,201

Series II	$120	$375	$649	$1,432

Series NAV	$95	$296	$515	$1,143

Lifecycle 2050

Series I	$100	$312	$542	$1,201

Series II	$120	$375	$649	$1,432

Series NAV	$95	$296	$515	$1,143

Lifecycle Retirement

Series I	$91	$284	$493	$1,096

Series II	$111	$347	$601	$1,329

Series NAV	$86	$268	$466	$1,037

Lifestyle Aggressive

Series I	$100	$313	$543	$1,203

Series II	$120	$375	$650	$1,434

Series NAV	$95	$297	$516	$1,145

Lifestyle Balanced

Series I	$95	$297	$515	$1,143

Series II	$115	$359	$622	$1,375

Series NAV	$90	$281	$488	$1,085

Lifestyle Conservative

Series I	$89	$277	$482	$1,071

Series II	$109	$340	$590	$1,304

Series NAV	$84	$261	$454	$1,012

Lifestyle Growth

Series I	$98	$305	$529	$1,174

Series II	$118	$367	$636	$1,405

Series NAV	$93	$289	$502	$1,115

Lifestyle Moderate

Series I	$93	$290	$504	$1,119

Series II	$113	$353	$611	$1,351

Series NAV	$88	$274	$477	$1,061

Managed

Series I	$78	$243	$422	$942

Series II	$98	$306	$531	$1,178

Series NAV	$73	$227	$395	$883

Fund/Class	Year 1	Year 3	Year 5	Year 10
Mid Cap Index

Series I	$55	$175	$306	$688

Series II	$76	$239	$416	$929

Series NAV	$50	$159	$279	$627

Mid Cap Intersection

Series I	$100	$312	$542	$1,201

Series II	$120	$375	$649	$1,432

Series NAV	$95	$296	$515	$1,143

Mid Cap Stock

Series I	$95	$299	$519	$1,154

Series II	$115	$361	$627	$1,385

Series NAV	$90	$283	$492	$1,095

Mid Cap Value

Series I	$97	$303	$525	$1,166

Series II	$117	$365	$633	$1,398

Series NAV	$92	$287	$498	$1,108

Mid Cap Value Equity

Series I	$99	$309	$536	$1,190

Series II	$119	$372	$644	$1,420

Series NAV	$94	$293	$509	$1,131

Mid Value

Series I	$111	$347	$601	$1,329

Series II	$131	$409	$708	$1,556

Series NAV	$106	$331	$574	$1,271

Money Market

Series I	$56	$178	$312	$700

Series II	$77	$242	$421	$941

Series NAV	$51	$163	$284	$640

Money Market B

Series NAV	$29	$140	$262	$618

Mutual Shares

Series I	$113	$370	$665	$1,505

Series II	$133	$433	$772	$1,729

Series NAV	$108	$355	$639	$1,448

Natural Resources

Series I	$115	$359	$622	$1,375

Series II	$135	$421	$729	$1,601

Series NAV	$110	$343	$595	$1,317

Optimized All Cap

Series I	$82	$255	$444	$990

Series II	$102	$318	$552	$1,225

Series NAV	$77	$240	$417	$930

Optimized Value

Series I	$76	$237	$411	$918

Series II	$96	$300	$520	$1,155

Series NAV	$70	$221	$384	$859

Fund/Class	Year 1	Year 3	Year 5	Year 10
Overseas Equity

Series I	$118	$368	$638	$1,409

Series II	$138	$431	$745	$1,635

Series NAV	$113	$353	$612	$1,352

Pacific Rim

Series I	$113	$355	$616	$1,362

Series II	$133	$417	$723	$1,589

Series NAV	$108	$339	$589	$1,305

Quantitative Mid Cap

Series I	$95	$299	$519	$1,154

Series II	$114	$358	$621	$1,374

Series NAV	$92	$287	$498	$1,108

Real Estate Equity

Series I	$97	$303	$525	$1,166

Series II	$117	$365	$633	$1,398

Series NAV	$92	$287	$498	$1,108

Real Estate Securities

Series I	$80	$249	$433	$966

Series II	$100	$312	$542	$1,201

Series NAV	$75	$233	$406	$906

Real Return Bond

Series I	$81	$252	$439	$978

Series II	$101	$315	$547	$1,213

Series NAV	$76	$237	$411	$918

Science and Technology

Series I	$121	$378	$654	$1,443

Series II	$142	$440	$761	$1,669

Series NAV	$116	$362	$628	$1,386

Short-Term Bond

Series I	$66	$208	$362	$810

Series II	$87	$271	$471	$1,049

Series NAV	$61	$192	$335	$750

Small Cap

Series I	$101	$316	$550	$1,219

Series II	$120	$374	$647	$1,428

Series NAV	$94	$292	$507	$1,127

Small Cap Growth

Series I	$119	$374	$648	$1,431

Series II	$139	$436	$754	$1,657

Series NAV	$114	$358	$621	$1,374

Small Cap Index

Series I	$57	$179	$313	$701

Series II	$78	$243	$422	$942

Series NAV	$52	$164	$285	$640

Fund/Class	Year 1	Year 3	Year 5	Year 10
Small Cap Intrinsic Value

Series I	$105	$328	$569	$1,259

Series II	$125	$390	$676	$1,489

Series NAV	$100	$312	$542	$1,201

Small Cap Opportunities

Series I	$110	$343	$595	$1,317

Series II	$130	$406	$702	$1,545

Series NAV	$105	$328	$569	$1,259

Small Cap Value

Series I	$118	$368	$638	$1,409

Series II	$138	$431	$745	$1,635

Series NAV	$113	$353	$612	$1,352

Small Company

Series I	$146	$452	$782	$1,713

Series II	$166	$514	$887	$1,933

Series NAV	$140	$437	$755	$1,657

Small Company Growth

Series I	$115	$359	$622	$1,375

Series II	$135	$421	$729	$1,601

Series NAV	$110	$343	$595	$1,317

Small Company Value

Series I	$113	$353	$612	$1,352

Series II	$133	$415	$718	$1,579

Series NAV	$108	$337	$585	$1,294

Spectrum Income

Series I	$95	$296	$515	$1,143

Series II	$115	$359	$622	$1,375

Series NAV	$90	$281	$488	$1,084

Strategic Bond

Series I	$81	$252	$439	$978

Series II	$101	$315	$547	$1,213

Series NAV	$76	$237	$411	$918

Strategic Income

Series I	$85	$265	$460	$1,025

Series II	$105	$328	$569	$1,259

Series NAV	$80	$249	$433	$966

Total Bond Market Index A

Series I	$57	$182	$317	$713

Series II	$78	$243	$422	$942

Series NAV	$52	$166	$290	$652

Total Bond Market Index B

Series NAV	$26	$142	$268	$638

Total Return

Series I	$82	$255	$444	$990

Series II	$102	$318	$552	$1,225

Series NAV	$77	$240	$417	$930

Fund/Class	Year 1	Year 3	Year 5	Year 10
Total Stock Market Index

Series I	$57	$182	$317	$713

Series II	$78	$245	$427	$953

Series NAV	$52	$166	$290	$652

U.S. Core

Series I	$87	$273	$476	$1,060

Series II	$107	$336	$584	$1,293

Series NAV	$82	$258	$449	$1,001

U.S. Global Leaders Growth

Series I	$79	$246	$428	$954

Series II	$99	$309	$536	$1,190

Series NAV	$74	$230	$401	$894

U.S. Government Securities

Series I	$75	$233	$406	$906

Series II	$95	$296	$515	$1,143

Series NAV	$69	$218	$379	$847

U.S. High Yield Bond

Series I	$84	$264	$460	$1,024

Series II	$104	$327	$568	$1,259

Series NAV	$79	$248	$432	$965

U.S Large Cap

Series I	$92	$287	$498	$1,108

Series II	$112	$350	$606	$1,340

Series NAV	$87	$271	$471	$1,049

U.S. Multi-Sector

Series I	$86	$270	$470	$1,048

Series II	$106	$333	$578	$1,282

Series NAV	$81	$254	$443	$989

Utilities

Series I	$103	$324	$562	$1,247

Series II	$123	$386	$669	$1,476

Series NAV	$98	$308	$535	$1,189

Value

Series I	$85	$265	$460	$1,025

Series II	$105	$328	$569	$1,259

Series NAV	$80	$249	$433	$966

Value & Restructuring

Series I	$92	$289	$503	$1,119

Series II	$112	$352	$611	$1,351

Series NAV	$87	$273	$476	$1,060

Value Opportunities

Series I	$96	$300	$520	$1,155

Series II	$116	$362	$628	$1,386

Series NAV	$91	$284	$493	$1,096

Fund/Class	Year 1	Year 3	Year 5	Year 10
Vista

Series I	$103	$322	$558	$1,236

Series II	$123	$384	$665	$1,466

Series NAV	$98	$306	$531	$1,178

SMALL CAP FUNDS

EMERGING GROWTH TRUST

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek superior long-term rates of return through capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund seeks to achieve its objective by investing, primarily in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S. companies.

The Fund will focus on purchasing high quality securities of small-cap U.S. companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

The subadviser focuses on a universe of approximately 1000 leading emerging growth stocks (those with growth prospects that are expected to be better than average) derived through a host of considerations including: size, fundamental analysis, balance sheet and market share analysis, company and industry growth prospects and management interviews. The subadviser then uses a proprietary, quantitative system to rank stocks based on a variety of financial measures. Top-ranked stocks meeting both fundamental and quantitative criteria will be considered for the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

6.9%	7.6%	11.6%	4.0%

2004	2005	2006	2007

Best Quarter:	13.54% (Quarter ended 03/31/2006) Worst Quarter -7.56% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	3.99%	12.73%	05/05/2003
Series II	3.74%	12.48%	05/05/2003
Series NAVA	4.01%	12.74%	02/28/2005
Russell 2000 Growth IndexB	7.05%	15.73%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would have been higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

EMERGING SMALL COMPANY TRUST

Subadviser:	RCM Capital Management LLC

Investment Objective:	To seek long term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

The subadviser seeks to create an investment portfolio of growth stocks across major industry groups. The portfolio managers evaluate individual stocks based on their growth, quality and valuation characteristics. Examples of growth characteristics include the potential for sustained earnings growth and the development of proprietary products or services; examples of quality characteristics include the integrity of management and a strong balance sheet; and examples of valuation characteristics include relative valuation and upside potential.

In addition to traditional research activities, the portfolio managers use Grassroots (SM) Research which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing and provides a “second look” at potential investments and checks market place assumptions about market demand for particular products and services. The subadviser sells securities it deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund may invest up to 25% of its net assets in foreign securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

0.1%	73.5%	-4.3%	-22.2%	-29.2%	39.7%	11.5%	5.0%	2.4%	8.0%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	59.08% (Quarter ended 12/31/1999) Worst Quarter -26.19% (Quarter ended 03/31/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	8.05%	12.61%	5.18%	01/01/1997
Series IIA	7.84%	12.40%	5.07%	01/28/2002
Series NAVB	8.08%	12.65%	5.20%	02/28/2005
Russell 2000 Growth Index	7.05%	16.50%	4.32%

A Series II shares were first offered on January 28, 2002, performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performamce for periods prior to January 28, 2002 reflected Series II expenses, performance would have been lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would have been higher.

SMALL CAP TRUST

Subadviser:	Independence Investments LLC

Investment Objective:	To seek maximum capital appreciation consistent with reasonable risk to principal.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of small-cap companies whose market capitalizations, at the time of investment, do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index ($25 million to $7.68 billion as of February 29, 2008), and (c) the market capitalization of the companies in the S&P Small Cap 600 Index ($65 million to $11.13 billion as of February 29, 2008).

The subadviser selects securities for the Fund using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with identifiable catalysts for change. Examples of some of the catalysts the subadviser may consider include a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The subadviser will attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and “earnings per share” revisions, which measure the change in earnings estimate expectations. The subadviser additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The Fund may sell a stock, for example, if it reaches the target price set by the subadviser; the subadviser decides, by using the same quantitative screens it analyzed in the selection process, that the stock is statistically overvalued; or the subadviser decides the earnings expectations or fundamental outlook for the company have deteriorated.

The Fund may invest in IPOs. The Fund may purchase other types of securities, for example: U.S. dollar denominated foreign securities and American Depositary Receipts (ADRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

As timing the market is not an important part of the subadviser’s investment strategy, cash reserves will normally represent a small portion of the Fund’s total assets (under 20%).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

7.6%	0.6%

2006	2007

Best Quarter:	10.21% (Quarter ended 03/31/2006) Worst Quarter -8.76% (Quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	0.65%	8.32%	04/29/2005
Series II	0.29%	8.13%	04/29/2005
Series NAV	0.57%	8.35%	04/29/2005
Russell 2000 IndexA	-1.57%	12.34%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

SMALL CAP GROWTH TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the Fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($7.68 billion as of February 29, 2008) or the S&P Small Cap 600 Index ($11.13 billion as of February 29, 2008).

The Fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the Fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

•	Improving market shares and positive financial trends;
•	Superior management with significant equity ownership; and
•	Attractive valuations relative to earnings growth outlook.

The Fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The Fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The Fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

Except as otherwise stated under “Additional Investment Policies — Temporary Defensive Investing,” the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities).

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

-6.0%	-3.4%	-8.9%	-3.8%	-28.2%	48.8%	9.4%	17.3%	13.5%	14.0%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	26.90% (Quarter ended 12/31/2001) Worst Quarter -27.11% (Quarter ended 09/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	13.99%	19.83%	3.51%	04/29/2005
Series IIA	13.77%	19.68%	3.45%	04/29/2005
Series NAVB	13.98%	19.84%	3.52%	05/01/1996
Russell 2000 Growth Index	7.05%	16.50%	4.32%

A The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Small Cap Emerging Growth Fund, the Fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
B The Series NAV shares of the Fund were first issued on May 1, 2005 in connection with JHT’s acquisition on that date of all the assets of the Small Cap Emerging Growth Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Small Cap Emerging Growth Fund, the Fund’s predecessor. These shares were first issued on May 1, 1996.

SMALL CAP INTRINSIC VALUE TRUST

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $25 million to $7.68 billion as of February 29, 2008). Equity securities include common and preferred stocks and their equivalents.

In managing the Fund, the subadviser emphasizes a value-oriented “bottom-up” approach to individual stock selection. With the aid of proprietary financial models, the subadviser looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The subadviser uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The Fund may attempt to take advantage of short-term market volatility by investing in companies involved in managing corporate restructuring or pending acquisitions.

The Fund may invest up to 35% of its total assets in foreign securities. The Fund may invest up to 20% of its total assets in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered “junk bonds”).

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

SMALL CAP OPPORTUNITIES TRUST

Subadviser:	Munder Capital Management

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index.

The Fund attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in equity securities of domestic and foreign companies that the subadviser believes can be purchased at a price significantly below their inherent value. A company’s equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the subadviser considers these factors, among others, in choosing companies:

•	A high level of profitability;
•	Solid management;
•	A strong, competitive market position; or
•	Management interests that are aligned with shareholder interests.

The Fund may, but is not required to, use various hedging and derivatives investment strategies. The Fund may write covered call options. Even though the Fund will receive the option premium to help protect it against loss, a call option sold by the Fund will expose the Fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

The Fund may use ETFs to manage cash and may invest in other investment companies. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may invest in equity securities of larger capitalization companies in addition to small-capitalization companies. The Fund may invest in real estate investment trusts (“REITs”).

The Fund’s investments in foreign securities may include direct investments in non-U.S. dollar denominated securities traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S. as well as indirect investments, such as depositary receipts.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Real Estate Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

25.8%	7.8%	10.4%	-7.7%

2004	2005	2006	2007

Best Quarter:	13.31% (Quarter ended 12/31/2004) Worst Quarter -8.58% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	-7.66%	15.23%	05/05/2003
Series II	-7.80%	15.01%	05/05/2003
Series NAVA	-7.61%	15.27%	02/28/2005
Russell 2000 Value IndexB	-9.78%	16.09%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would have been higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

SMALL CAP VALUE TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the Fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($7.68 billion as of February 29, 2008) or the S&P Small Cap 600 Index ($11.13 billion as of February 29, 2008).

The Fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

•	Sustainable competitive advantages within a market niche;
•	Strong profitability and free cash flows;
•	Strong market share positions and trends;
•	Quality of and share ownership by management; and
•	Financial structures that are more conservative than the relevant industry average.

The Fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The Fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities).

Except as otherwise stated under “Investment Objectives and Strategies — Temporary Defensive Investing,” the Fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings risk
•	Issuer risk
•	Medium and Small Company risk
•	Real Estate Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

34.2%	19.1%	-6.4%	38.0%	25.4%	9.2%	19.3%	-2.9%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	18.86% (Quarter ended 06/30/2003) Worst Quarter -17.81% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IA	-2.93%	16.95%	15.97%	04/29/2005
Series IIA	-3.08%	16.83%	15.89%	04/29/2005
Series NAVB	-2.86%	16.98%	15.98%	08/30/1999
Russell 2000 Value IndexC	-9.78%	15.80%	11.99%

A The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Small Cap Value Fund, the Fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
B The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Small Cap Value Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Small Cap Value Fund, the Fund’s predecessor. These shares were first issued on August 30, 1999.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

SMALL COMPANY TRUST

Subadviser:	American Century Investment Management, Inc.

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in stocks of U.S. companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the S&P Small Cap 600 Index. The market cap range of the Index as of February 29, 2008 was $65 million to $11.13 billion.

If the companies in which the Fund invests are successful, these companies may grow into medium- and larger-sized companies. In addition, if the subadviser determines that the availability of small-sized companies in which to invest is not adequate to meet the Fund’s investment needs, the subadviser may invest up to 20% of the Fund’s assets in medium- and larger-sized companies.

The subadviser uses quantitative management techniques in a two-step process. In the first step, the subadviser ranks stocks, primarily smaller U.S. companies, from most attractive to least attractive. This is determined by using a quantitative model that combines measures of a stock’s value, as well as measure of its growth potential. To measure value, the subadviser uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the subadviser uses the rate of growth of a company’s earnings and changes in its earnings estimates, as well as other factors.

In the second step, the subadviser uses a technique called portfolio optimization. In portfolio optimization, the subadviser uses a computer to build a portfolio of stocks from the ranking described above that the subadviser believes will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

The subadviser does not attempt to time the market. Instead, under normal market conditions, the subadviser intends to keep the Fund essentially fully invested in stocks regardless of the movement of the stock prices generally. When the subadviser believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index future contracts. The Fund limits its purchase of debt obligations to investment-grade obligations. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks.

The subadviser generally sells stocks from the Fund’s portfolio when the subadviser believes:

•	a stock becomes less attractive relative to other stock opportunities;
•	a stock’s risk parameters outweigh its return opportunity;
•	more attractive alternatives are identified; or
•	specific events alter a stock’s prospects.

The Fund may invest in IPOs. The Fund is authorized to use each of the investment strategies listed under “Additional Information About the Funds’ Investment Policies” including, without limitation, investing in U.S. government securities and entering into short sales. The Fund may also purchase securities of other investment companies, including ETFs, and cash and cash equivalents. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Convertible Securities risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

6.3%	5.6%	-6.5%

2005	2006	2007

Best Quarter:	10.47% (Quarter ended 03/31/2006) Worst Quarter -7.32% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	-6.53%	6.92%	05/03/2004
Series II	-6.72%	6.70%	05/03/2004
Series NAVA	-6.46%	6.96%	02/28/2005
S&P SmallCap 600 IndexB	-0.30%	11.22%

A Series NAV shares were first offered on February 28, 2005.For periods prior to February 28, 2005 the performance shown reflects the performance of the Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

SMALL COMPANY GROWTH TRUST

Subadviser:	Invesco Aim Capital Management, Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 29, 2008, the capitalizations of companies included in the Russell 2000 Index ranged from $25 million to $7.68 billion.

The Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, ETFs and American Depositary Receipts (ADRs). Synthetic and derivative instruments may have the effect of leveraging the Fund’s portfolio. The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

In selecting investments, the subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The subadviser anticipates that the Fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The subadviser allocates investments among fixed-income securities based on its view as to the best values then available in the marketplace. The subadviser considers whether to sell a particular security when any of these factors materially changes.

The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

13.8%	10.3%

2006	2007

Best Quarter:	11.44% (Quarter ended 03/31/2006) Worst Quarter -4.55% (Quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	10.34%	14.14%	10/24/2005
Russell 2000 Growth IndexA	7.05%	11.90%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

SMALL COMPANY VALUE TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($25 million to $7.68 billion as of February 29, 2008). The Fund invests in small companies whose common stocks are believed to be undervalued.

Reflecting a value approach to investing, the Fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

•	Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company’s peers or its own historic norm;
•	Low stock price relative to a company’s underlying asset values;
•	Above-average dividend yield relative to a company’s peers or its own historic norm;
•	A plan to improve the business through restructuring; and/or
•	A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The Fund may invest in fixed income and convertible securities without regard to quality or rating, including up to 10% of total assets in non-investment grade fixed income securities (“junk bonds”). Since the Fund invests primarily in equity securities, the risks associated with fixed income securities will not affect the Fund as much as they would a fund that invests more of its assets in fixed income securities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-4.7%	8.0%	5.9%	6.5%	-5.9%	33.7%	25.3%	6.9%	15.4%	-1.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	16.97% (Quarter ended 06/30/2003) Worst Quarter -18.31% (Quarter ended 09/30/1998)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-1.20%	15.35%	8.36%	10/01/1997
Series IIA	-1.35%	15.16%	8.26%	01/28/2002
Series NAVB	-1.14%	15.39%	8.37%	02/28/2005
Russell 2000 Value Index	-9.78%	15.80%	9.06%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performamce for periods prior to January 28, 2002 reflected Series II expenses, performance would have been lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would have been higher.

VALUE OPPORTUNITIES TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in securities of small- and mid-cap companies and the Fund seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stock included in the Russell 2500 Index, and in companies with similar market capitalizations (“small- and mid-cap companies”). As of February 29, 2008, the average market capitalization of companies in the Russell 2500 Index ranged from $25 million to $16.12 billion. In addition, as of February 29, 2008, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $3 billion, and the median market capitalization was approximately $2.7 billion.

The subadviser uses proprietary research and multiple quantitative models to identify small and mid-cap company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund’s portfolios for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund’s benchmark is the Russell 2500 Value Index, which measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

MID CAP FUNDS

DYNAMIC GROWTH TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in stocks and other equity securities of medium-sized U.S. companies with strong growth potential that are within the market capitalization range, at the time of investment, of the Russell MidCap Growth Index. As of February 29, 2008, the average market capitalization of companies in the Russell MidCap Growth Index ranged from $302 million to $49.2 billion.

The subadviser believes these medium-sized companies contain the greatest concentration of businesses with significant growth prospects.

The subadviser focuses on individual security selection rather than industry selection. The subadviser uses an active process which combines financial analysis with company visits to evaluate management and strategies. The subadviser may invest in internet related companies.

The Fund may invest in convertible securities when it is more advantageous than investing in a company’s common stock. The Fund may also invest up to 20% of its net assets in stocks and other securities of foreign companies.

Company research lies at the heart of the subadviser’s investment process. The subadviser uses a “bottom-up” approach to picking securities. This approach focuses on individual stock selection rather than industry selection.

The subadviser focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

The subadviser emphasizes individual selection of medium-sized stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

The subadviser generally seeks companies with leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increase trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-40.2%	-28.4%	29.0%	10.0%	12.4%	11.0%	9.3%

2001	2002	2003	2004	2005	2006	2007

Best Quarter:	16.05% (Quarter ended 06/30/2003) Worst Quarter -27.60% (Quarter ended 09/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	9.27%	14.12%	-7.97%	05/01/2000
Series IIA	9.18%	13.98%	-8.08%	01/28/2002
Series NAVB	9.44%	14.15%	-7.95%	04/29/2005
Russell Mid Cap Growth IndexC	11.43%	17.90%	0.83%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002 the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would have been lower.
B NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

GROWTH OPPORTUNITIES TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in small and mid-cap companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index (“small- and mid-cap companies”). As of February 29, 2008, the market capitalizations of companies in the Russell 2500 Index ranged from $25 million to $16.12 billion. In addition, as of May 31, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $3 billion, and the median market capitalization was approximately $2.7 billion.

The subadviser uses proprietary research and multiple quantitative models to identify small – and mid-cap company stocks the subadviser believes have improving fundamentals. The subadviser then narrows the selection to small and mid-cap company stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the manager believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund’s benchmark is the Russell 2500 Growth Index, which measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

MID CAP INTERSECTION TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell MidCap Index ($302 million to $49.2 billion as of February 29, 2008) or the S&P MidCap 400 Index ($302 million to $11.13 billion as of February 29, 2008).

The Fund is constructed stock by stock, an investment approach the subadviser refers to as “bottom-up.” The Fund combines the subadviser’s proprietary fundamental and quantitative research inputs to create a portfolio of holdings within a disciplined framework.

The Fund invests primarily in a diversified portfolio of equity securities based on the combined ratings of the subadviser’s Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon the subadviser’s fundamental analysis. The subadviser’s fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

The subadviser then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. The subadviser’s assessment of timeliness focuses on stocks with favorable earnings and stock price momentum.

In constructing the portfolio, the subadviser analyzes and monitors different sources of active management risk including stock-specific risk, industry risk and style risk. Risk analysis is conducted in order to minimize any unintended consequences of bottom-up stock picking. The portfolio seeks to be well diversified, not taking large industry and style positions relative to the market benchmark.

The Fund may invest in IPOs and ETFs.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

MID CAP STOCK TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium- sized companies with significant capital appreciation potential. For the Fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index ($302 million to $49.2 billion as of February 29, 2008) or the S&P MidCap 400 Index ($302 million to $11.13 billion as of February 29, 2008).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The Fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-4.0%	-11.0%	-22.6%	42.3%	19.0%	14.6%	13.6%	23.6%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	20.74% (Quarter ended 12/31/2001) Worst Quarter -23.64% (Quarter ended 03/31/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	23.57%	22.19%	7.13%	05/01/1999
Series IIA	23.35%	21.94%	7.01%	01/28/2002
Series NAVB	23.59%	22.25%	7.16%	02/28/2005
Russell MidCap Growth IndexC	11.43%	17.90%	5.80%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

MID CAP VALUE TRUST

Subadviser:	Lord, Abbett & Co. LLC

Investment Objective:	To seek capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations within the market capitalization range of companies in the Russell MidCap Index ($302 million to $49.2 billion as of February 29, 2008). This range varies daily. The Fund invests 65% of its total assets in equity securities which it believes to be undervalued in the marketplace.

The subadviser uses a value approach in managing the Fund. It generally tries to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify these companies, the subadviser looks for such factors as:

•	Changes in economic and financial environment
•	Improved efficiencies resulting from new technologies or changes in distribution
•	New or rapidly expanding markets
•	Price increases for the company’s products or services
•	New or improved products or services
•	Changes in management or company structure
•	Changes in government regulations, political climate or competitive conditions

The Fund may invest up to 10% of its total assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. that are traded in the U.S. to be “foreign securities.” Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Issuer risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-10.1%	25.4%	24.5%	8.0%	12.3%	0.7%

2002	2003	2004	2005	2006	2007

Best Quarter:	15.35% (Quarter ended 06/30/2003) Worst Quarter -14.75% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	0.70%	13.76%	9.15%	04/30/2001
Series IIA	0.50%	13.53%	8.98%	01/28/2002
Series NAVB	0.72%	13.80%	9.18%	02/28/2005
Russell MidCap Value IndexC	-1.42%	17.92%	11.53%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

MID CAP VALUE EQUITY TRUST

Subadviser:	RiverSource Investments, LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. As of February 29, 2008, the range of this Index was between $463 million and $49.30 billion. The market capitalization range of the index is subject to change.

Up to 20% of the net assets of the Fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the Fund’s objectives, the subadviser chooses equity investments by:

•	Selecting companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings, price-to-book, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.
•	Identifying companies with growth potential based on:

–	effective management, as demonstrated by overall performance,
–	financial strength and
–	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the subadviser considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.
•	The security has reached the subadviser’s price objective.
•	The company has met the subadviser’s earnings and/or growth expectations.

•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.
•	The company or the security continues to meet the other standards described above.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

10.7%

2007

Best Quarter:	10.35% (Quarter ended 06/30/2007) Worst Quarter -3.23% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	10.72%	9.13%	04/28/2006
Russell MidCap Value IndexA	-1.42%	5.31%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

MID VALUE TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in companies with market capitalizations that are within the Russell MidCap Index ($302 million to $49.2 billion as of February 29, 2008) or the Russell MidCap Value Index ($463 million to $49.3 billion as of February 29, 2008). The Fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadviser employs a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

•	Low stock prices relative to net assets, earnings, cash flow, sales or business franchise value;
•	Demonstrated or potentially attractive operating margins, profits and/or significant cash flow generation;
•	Sound balance sheets and other positive financial characteristics;
•	Significant stock ownership by management; and
•	Experienced and capable management.

The Fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell MidCap Value Index. The market capitalization of companies in the Fund and in the indices changes over time. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may invest in IPOs. The Fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

Except as otherwise stated under “Additional Investment Policies — Temporary Defensive Investing” the Fund normally has less than 10% of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

20.5%	4.6%	0.5%	-15.2%	45.2%	18.7%	7.4%	20.3%	0.6%

1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	21.36% (Quarter ended 06/30/2003) Worst Quarter -18.16% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IA	0.51%	17.50%	8.35%	04/29/2005
Series IIA	0.31%	17.37%	8.29%	04/29/2005
Series NAVB	0.60%	17.51%	8.36%	05/01/1998
Russell MidCap Value IndexC	-1.42%	17.92%	9.53%

A The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Mid Value Fund B, the Fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
B The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Mid Value Fund B of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Mid Value Fund B, the Fund’s predecessor. These shares were first issued on May 1, 1998.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

QUANTITATIVE MID CAP TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. U.S. mid-cap stocks are defined by Morningstar as having a capitalization range of $1 billion to $8 billion as of February 29, 2008. The Fund may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall Fund volatility and increase performance.

Stocks of publicly traded companies — and mutual funds that hold these stocks — can be classified by the companies’ market value or capitalization. Market capitalization is defined according to Morningstar as follows: rather than a fixed number of“large cap” or “small cap” stocks, Morningstar uses a flexible system that is not adversely affected by overall movements in the market. Large-cap stocks are defined as the group that accounts for the top 70% of the capitalization of the Morningstar domestic stock universe; mid-cap stocks represent the next 20%; and small-cap stocks represent the balance. The Morningstar stock universe represents approximately 99% of the U.S. market for actively traded stocks.

The subadviser uses a bottom-up, as opposed to a top-down, investment style in managing the Fund. This means that securities are selected based upon fundamental analysis performed by the portfolio manager and the subadviser’s equity research analysts. The equity research analysts use fundamental analysis to identify mid-cap and large-cap companies’ securities with strong industry positions, leading market shares, proven managements and strong balance sheets. The analysts then rank all such securities of such companies based on financial attributes (including earnings, growth and momentum) using quantitative analysis. Securities at the top of this ranking may be purchased by the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund may also invest in fixed income securities including money market instruments.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk

•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-22.6%	38.5%	18.2%	13.6%	4.1%	-2.1%

2002	2003	2004	2005	2006	2007

Best Quarter:	14.96% (Quarter ended 06/30/2003) Worst Quarter -13.34% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	-2.08%	13.66%	2.73%	04/30/2001
Series IIA	-2.19%	13.42%	2.55%	01/28/2002
Series NAVB	-1.74%	13.75%	2.80%	04/29/2005
S&P MidCap 400 IndexC	7.97%	16.19%	9.37%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

VALUE TRUST

Subadviser:	Morgan Stanley Investment Management Inc. doing business as Van Kampen

Investment Objective:	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:	Under normal market conditions, the Fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCap Value Index ($463 million to $49.30 billion as of February 29, 2008).

The Fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (ADRs). The Fund may invest without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding ADRs. The Fund may invest up to 15% of its net assets in REITs.

The subadviser’s approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell MidCap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The Fund emphasizes a “value” style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries.

The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the Fund’s assets in companies with smaller or larger market capitalizations.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Real Estate Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-1.7%	-2.8%	24.6%	3.4%	-22.8%	38.8%	15.2%	12.6%	21.0%	8.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	20.39% (Quarter ended 06/30/2003) Worst Quarter -23.40% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	8.22%	18.70%	8.39%	01/01/1997
Series IIA	8.00%	18.50%	8.30%	01/28/2002
Series NAVB	8.26%	18.72%	8.40%	04/29/2005
Russell MidCap Value	-1.42%	17.92%	10.18%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

VISTA TRUST

Subadviser:	American Century Investment Management, Inc.

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests in common stocks of companies that are medium-sized and smaller at the time of purchase, but the Fund may purchase other types of securities as well.

In managing the Fund, the subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadviser will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadviser manages the Fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadviser uses its extensive computer database, as well as other primary analytical research tools, to track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The subadviser’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

Although the subadviser intends to invest the Fund’s assets primarily in U.S. stocks, the Fund may invest in securities of foreign companies, including companies located in emerging markets. The Fund may also invest in IPOs.

The subadviser does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the subadviser believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The Fund generally limits its purchase of debt securities to investment grade obligations. Futures contracts, a type of derivative security can help the Fund’s cash assets remain liquid while performing more like stocks.

In addition, the Fund may buy a large amount of a company’s stock quickly, and often will dispose of it quickly if the company’s earnings or revenues decline. While the subadviser believes that this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility may be greater than that of the average stock fund.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Convertible Securities risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

8.7%	38.4%

2006	2007

Best Quarter:	14.28% (Quarter ended 06/30/2007) Worst Quarter -6.22% (Quarter ended 09/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	38.44%	23.25%	10/24/2005
Russell MidCap Growth IndexA	11.43%	13.40%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

LARGE CAP FUNDS

ALL CAP CORE TRUST

Subadviser:	Deutsche Investment Management Americas Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index ($25 million to $468.29 billion as February 29, 2008).

The Fund may invest in all types of equity securities including common stocks, preferred stocks and preferred and preference stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The Fund may also invest in U.S. Government securities.

The subadviser pursues an actively managed, quantitative investment process. The subadviser’s investment philosophy is based on three central tenets:

•	Securities have an intrinsic value from which they deviate over time. The subadviser believes that the best way to measure a security’s fair value is relative to its peers within its own industry.
•	Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.
•	Quantitative investment models provide an improved framework for selecting mis-priced stocks in an unbiased, consistent and repeatable manner.

The subadviser blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The subadviser’s proprietary U.S. stock evaluation model, the Quantitative Investment Model, incorporates valuation and growth investment parameters and is used to select securities. The subadviser believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a “pure” stock selection process that seeks to add value in any market environment. The subadviser also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

The subadviser extensively screens the Russell 3000 Index universe using multiple investment parameters to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

24.0%	37.2%	-27.3%	-21.4%	-25.2%	31.5%	16.3%	9.1%	14.8%	2.7%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	23.59% (Quarter ended 12/31/1999) Worst Quarter -24.41% (Quarter ended 03/31/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	2.66%	14.48%	3.64%	07/15/1996
Series IIA	2.41%	14.24%	3.53%	01/28/2002
Series NAVB	2.70%	14.52%	3.66%	04/29/2005
Russell 3000 Index	5.14%	13.63%	6.22%
Combined IndexC	5.14%	13.63%	4.67%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index is a blend of the Russell 1000 Growth Index from inception through December 31, 2002 and the Russell 3000 Index from January 1, 2003 and thereafter.

ALL CAP GROWTH TRUST

Subadviser:	Invesco Aim Capital Management, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests its assets principally in common stocks of companies that the subadviser believes likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.

The Fund’s portfolio is comprised of securities of two basic categories of companies:

•	“core” companies, which the subadviser considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and
•	“earnings acceleration” companies which the subadviser believes are currently enjoying a dramatic increase in profits.

The Fund may purchase the common stocks of foreign companies. It is not anticipated, however, that foreign securities will constitute more than 25% of the total assets of the Fund. American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 25% limitation.

The Fund uses hedging and other strategic transactions and may:

•	purchase and sell stock index futures contracts,
•	purchase options on stock index futures as a hedge against changes in market conditions,
•	purchase and sell futures contracts and purchase related options in order to hedge the value of its portfolio against changes in market conditions,

•	write (sell) covered call options (up to 25% of the value of its portfolio’s net assets), or
•	foreign exchange transactions to hedge against possible variations in foreign exchange rates between currencies of countries in which the Fund is invested including: the direct purchase or sale of foreign currency, the purchase or sale of options on futures contract with respect to foreign currency, the purchase or sale of forward contracts, exchange traded futures contracts and options of futures contracts.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

28.3%	44.7%	-10.8%	-23.8%	-24.4%	29.2%	6.5%	9.0%	6.6%	12.1%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	36.09% (Quarter ended 12/31/1999) Worst Quarter -23.20% (Quarter ended 09/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	12.06%	12.37%	5.51%	03/04/1996
Series IIA	11.83%	12.15%	5.39%	01/28/2002
Series NAVB	12.08%	12.41%	5.53%	02/28/2005
Russell 3000 Growth Index	11.40%	12.42%	3.83%
Combined IndexC	11.40%	12.42%	3.11%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
C The Combined Index is a blend of the Russell MidCap Growth Index since inception until November 30, 1999, and the performance of the Russell 3000 Growth Index from December 1, 1999 and thereafter.

ALL CAP VALUE TRUST

Subadviser:	Lord, Abbett & Co. LLC

Investment Objective:	To seek capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($302 million to $468.29 billion as of February 29, 2008). This range varies daily. The Fund will invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The Fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser’s emphasis on large, seasoned company value stocks may limit the Fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

The Fund may invest up to 10% of its net assets in foreign equity securities. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be “foreign securities.” Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-27.8%	38.4%	16.0%	5.7%	13.7%	8.3%

2002	2003	2004	2005	2006	2007

Best Quarter:	16.11% (Quarter ended 06/30/2003) Worst Quarter -23.92% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	8.33%	15.88%	6.49%	04/30/2001
Series IIA	8.17%	15.68%	6.33%	01/28/2002
Series NAVB	8.67%	15.98%	6.56%	02/28/2005
Russell 3000 Value IndexC	-1.01%	14.69%	7.53%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

BLUE CHIP GROWTH TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To provide long-term growth of capital. Current income is a secondary objective.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions.  Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams.  Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals.  Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

The subadviser evaluates the growth prospects of companies and the industries in which they operate. The subadviser seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the Fund are invested in U.S. common stocks, the Fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The Fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the Fund but may include non-investment grade debt securities (“junk bonds”). The Fund will not purchase a non-investment grade debt security if, immediately after such purchase, the Fund would have more than 5% of its total assets invested in such securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below

(or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

28.5%	19.4%	-2.8%	-14.6%	-24.3%	29.2%	9.0%	5.6%	9.6%	12.8%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	24.80% (Quarter ended 12/31/1998) Worst Quarter -17.09% (Quarter ended 03/31/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	12.75%	12.94%	5.90%	12/11/1992
Series IIA	12.51%	12.72%	5.78%	01/28/2002
Series NAVB	12.81%	12.97%	5.91%	02/28/2005
S&P 500 Index	5.49%	12.83%	5.91%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

CAPITAL APPRECIATION TRUST

Subadviser:	Jennison Associates LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the Fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the Fund is not likely to receive significant dividend income on its securities.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the Fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) REITs; (v) IPOs and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the Fund can convert into the company’s common stock, cash value of common stock, or some other equity security).

In addition to the principal strategies discussed above, the Fund may also use the following investment strategies to attempt to increase the Fund’s return or protect its assets if market conditions warrant:

•	The Fund may make short sales of a security including short sales “against the box.”
•	The Fund may invest up to 20% of the Fund’s total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities).
•	The Fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
•	The Fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.
•	The Fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The Fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
•	The Fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-18.4%	-30.6%	29.5%	9.3%	14.0%	2.3%	11.6%

2001	2002	2003	2004	2005	2006	2007

Best Quarter:	16.38% (Quarter ended 12/31/2001) Worst Quarter -19.64% (Quarter ended 09/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	11.61%	12.99%	-1.23%	11/01/2000
Series IIA	11.36%	12.80%	-1.37%	01/28/2002
Series NAVB	11.69%	13.06%	-1.19%	02/28/2005
Russell 1000 Growth IndexC	11.81%	12.10%	-2.42%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

CLASSIC VALUE TRUST

Subadviser:	Pzena Investment Management, LLC.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in domestic equity securities. The Fund may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.

In managing the Fund, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

In choosing individual securities, the subadviser screens a universe of the 500 largest U.S. listed companies to construct a portfolio of approximately 30 to 40 stocks that the subadviser believes generally have the following characteristics:

•	cheap on the basis of current price to estimated normal level of earnings;
•	current earnings below normal levels;
•	a sound plan to restore earnings to normal; and
•	a sustainable business advantage.

Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to the subadviser’s estimate of normal long-term earnings power. The subadviser’s management team then focuses its research efforts on companies in the most undervalued 20% of the universe. After performing rigorous in-depth analysis that typically culminates in discussions with senior company management, the subadviser refines its earnings model and makes its final investment decision.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the Fund’s investments avoid the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser automatically sells a security when it reaches fair value (i.e., the price fairly reflects the normal earnings power and the stock falls to the mid point in the subadviser’s ranking system). The subadviser also will generally sell a security when there are more attractive opportunities or there is a change in company fundamentals.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The subadviser seeks to maintain a fully invested portfolio (generally at least 90% invested), but does not try to make investment decisions based on short-term trends in the stock market. Therefore, if attractively priced stocks cannot be found, the Fund’s cash levels will increase. To the extent the Fund’s cash levels increase, its ability to achieve its investment objective will be limited.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk
•	Non-Diversification risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

9.4%	16.0%	-12.6%

2005	2006	2007

Best Quarter:	9.40% (Quarter ended 09/30/2006) Worst Quarter -12.49% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	-12.58%	5.94%	05/03/2004
Series II	-12.80%	5.73%	05/03/2004
Series NAVA	-12.58%	6.00%	04/29/2005
Russell 1000 Value IndexB	-0.17%	11.72%

A NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

CORE EQUITY TRUST

Subadviser:	Legg Mason Capital Management, Inc.

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities that, in the subadviser’s opinion, offer the potential for capital growth.

The subadviser seeks to purchase securities at large discounts to the subadviser’s assessment of their intrinsic value. Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, its ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods. The Fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

The Fund may also invest in debt securities of companies having one or more of the above characteristics. The Fund may invest up to 20% of its net assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as “junk bonds.”

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

5.9%	6.7%	-5.9%

2005	2006	2007

Best Quarter:	10.11% (Quarter ended 12/31/2006) Worst Quarter -8.76% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	-5.89%	5.37%	05/03/2004
Series II	-6.06%	5.17%	05/03/2004
Series NAVA	-5.85%	5.41%	02/28/2005
S&P 500 IndexB	5.49%	9.76%

A Series NAV shares were first offered on February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

EQUITY-INCOME TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To provide substantial dividend income and also long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

The subadviser believes that income can contribute significantly to total return over time and expects the Fund’s yield to exceed that of the S&P 500 Index. Dividends can also help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling.

The Fund employs a “value” approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock’s intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company’s underlying financial condition and prospects, and to assess the likelihood that a stock’s underlying value will be recognized by the market and reflected in its price.

The Fund will generally consider companies with the following characteristics:

•	established operating histories;
•	above-average dividend yield relative to the S&P 500 Index;
•	low price/earnings ratios relative to the S&P 500 Index;
•	sound balance sheets and other financial characteristics; and
•	low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The Fund may also purchase other types of securities in keeping with its objective, including:

•	U.S. and non-U.S. dollar denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
•	preferred stocks;
•	convertible stocks, bonds, and warrants;
•	futures and options; and
•	bank debt, loan participations and assignments.

The Fund may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities (“junk bonds”).

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains more complete description of such instruments and the risks associated therewith.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

9.2%	3.4%	13.0%	1.3%	-13.3%	25.6%	14.8%	3.9%	19.0%	3.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	16.68% (Quarter ended 06/30/2003) Worst Quarter -17.40% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	3.35%	13.01%	7.52%	02/19/1993
Series IIA	3.16%	12.80%	7.42%	01/28/2002
Series NAVB	3.39%	13.04%	7.54%	02/28/2005
Russell 1000 Value Index	-0.17%	14.63%	7.68%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

FUNDAMENTAL VALUE TRUST

Subadviser:	Davis Selected Advisers, L.P.

Investment Objective:	To seek growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the Fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant personal ownership in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Smart application of technology to improve business and lower costs

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The Fund may also invest up to 20% of total assets in foreign securities and fixed income securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-16.2%	29.8%	11.8%	8.8%	14.5%	4.0%

2002	2003	2004	2005	2006	2007

Best Quarter:	17.39% (Quarter ended 06/30/2003) Worst Quarter -12.57% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	4.04%	13.48%	6.05%	04/30/2001
Series IIA	3.87%	13.25%	5.87%	01/28/2002
Series NAVB	4.08%	13.51%	6.07%	02/28/2005
S&P 500 IndexC	5.49%	12.83%	4.27%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

GROWTH TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in investments tied economically to the U.S. The Fund typically makes equity investments in U.S. companies that, at the time of investment, are included in the Russell 1000 Index, or have size and growth characteristics similar to companies included in the Index. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 1000 Growth Index. As of February 29, 2008 the market cap range of the Russell 1000 Index was $302 million to $468.29 billion.

The subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund’s benchmark is the Russell 1000 Growth Index, which measures the performance of those stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

GROWTH & INCOME TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek income and long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in a diversified mix of common stocks of large U.S. companies.

The subadviser selects stocks that it believes have improving fundamentals and attractive valuations. Stocks are purchased that appear to be undervalued relative to their peers and to have improving earnings growth prospects. The subadviser seeks to maintain risk and sector characteristics similar to its market benchmark, the Russell 1000 Index. The Fund is a large cap stock portfolio. The subadviser normally invests at least 65% (usually higher) of the Funds’s total assets in companies with market capitalizations that are within the range of capitalizations of the companies in the Russell 1000 Index ($849 million to $410.66 billion as of February 28, 2007) or the S&P 500 Index ($1.42 billion to $410.66 billion as of February 28, 2007).

The Fund may invest in initial public offerings (IPOs). The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and American Depositary Receipts (ADRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

30.2%	16.2%	-13.1%	-15.4%	-22.2%	24.4%	11.0%	9.0%	12.7%	4.1%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	24.07% (Quarter ended 12/31/1998) Worst Quarter -17.14% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Since	Date of
	Year	Year	Year	Inception	Inception

Series NAVA	4.07%	12.02%	4.32%	10.16%	03/28/1986
Russell 1000 Index	5.77%	13.43%	6.20%

A The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Growth & Income Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Growth & Income Fund, the Fund’s predecessor. These shares were first issued on March 29, 1986.

GROWTH EQUITY TRUST

Subadviser:	Rainier Investment Management Inc.

Investment Objective:	To seek to maximize long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization growth companies traded in the U.S., which permits shareholders the opportunity to invest in some of the fastest-growing companies in the U.S. The term “growth company” denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadviser’s stock selection focuses on companies that are likely to demonstrate superior earnings, revenue or cash flow growth relative to their Industry peers. The Fund will normally invest in approximately 40 to 80 companies.

The subadviser considers large-capitalization companies to be those, at the time of purchase, with market capitalizations in the range of the Dow Jones Wilshire U.S. Large-Cap Index (approximately $568 million to $512 billion as of December 31, 2007). Smaller companies, meaning those with market capitalizations below that range, may be owned when believed to be especially attractive.

The subadviser compares the Fund’s economic sector weightings to a Large Cap Growth Equity index, such as the Russell 1000 Growth Index. To help control risk, extreme overweighting and underweighting of the Fund as compared to the major sectors of such a benchmark are avoided. The subadviser favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized. The subadviser also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company’s business model, management team and competitive position are given greater analytical emphasis.

The Fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are traded in the U.S. Currently, the subadviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

The subadviser considers the sale of specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Under normal market conditions, the Fund will stay fully invested in stocks. The Fund may, however, temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund’s not achieving its investment objective.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

INTRINSIC VALUE TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in investments tied economically to the U.S. The Fund typically makes equity investments in U.S. companies whose stocks, at the time of investment, are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 1000 Value Index. As of February 29, 2008, the market capitalization range of the Russell 1000 Index was $302 million to $468.29 billion.

The subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued or have improving fundamentals and positive sentiment. Generally, these stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund’s benchmark is the Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company. As of February 29, 2008 the market cap range of the Russell 1000 Value Index was $463 million to $468.29 billion.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LARGE CAP TRUST

Subadviser:	UBS Global Asset Management (Americas) Inc.

Investment Objective:	To seek to maximize total return, consisting of capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the Fund’s benchmark, the Russell 1000 Index. As of February 29, 2008, the market capitalization range of the Russell 1000 Index was $302 million to $468.29 billion.

In general, the Fund emphasizes large capitalization stocks, but it may also invest up to 20% of its net asset in equity securities of small and intermediate capitalization companies. Investments in equity securities may include dividend-paying securities, common stock and preferred stock, IPOs, ETFs, shares of investment companies, convertible securities, warrants and rights. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage Fund risks.

In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser’s assessment of what a security is worth. The subadviser will select a security whose estimated fundamental value is greater than its market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a Fund of stock with attractive relative price/value characteristics.

The Fund may invest a portion of its assets in securities outside its capitalization range as described above.

The subadviser actively manages the Fund which may, at times, result in a higher than average Fund turnover ratio.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

14.4%	1.4%

2006	2007

Best Quarter:	7.05% (Quarter ended 06/30/2007) Worst Quarter -4.40% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	1.40%	10.65%	04/29/2005
Series II	1.27%	10.41%	04/29/2005
Series NAV	1.53%	10.68%	04/29/2005
Russell 1000 IndexA	5.77%	11.81%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

LARGE CAP VALUE TRUST

Subadviser:	BlackRock Investment Management, LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index. The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The Fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.

The Russell 1000 Value Index, a subset of the Russell 1000 Index, consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. As of February 29, 2008, the market capitalization range of companies comprising the Russell 1000 Value Index was $463 million to $468.29 billion.

In selecting securities for the Fund, the subadviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The subadviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined. If the subadviser believes that a company is overvalued, the company will not be considered as an investment for the Fund.

After the initial screening, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the Fund will not hold all the stocks in the Russell 1000 Value Index and because the Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an “index” fund. In seeking to outperform the Fund’s benchmark, however, the subadviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

•	Relative price-to-earnings and price-to-book ratios;
•	Stability and quality of earnings;
•	Earnings momentum and growth;
•	Weighted median market capitalization of the Fund;
•	Allocation among the economic sectors of the Fund as compared to the benchmark index; and
•	Weighted individual stocks within the applicable index.

The Fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (ADRs). The Fund may also lend its portfolio securities and invest uninvested cash balances in money market funds that are affiliated with the subadviser.

The Fund may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest in cash, cash equivalents or short-term U.S. government securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

21.8%	15.5%	15.9%	4.4%

2004	2005	2006	2007

Best Quarter:	11.84% (Quarter ended 12/31/2004) Worst Quarter -3.22% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	4.38%	18.13%	05/05/2003
Series II	4.18%	17.91%	05/05/2003
Series NAVA	4.45%	18.18%	02/28/2005
Russell 1000 Value IndexB	-0.17%	14.93%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

OPTIMIZED ALL CAP TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of U.S. companies. The Fund will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

The subadviser ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data). The management team will then use fundamental analysis to identify large, mid and small cap companies with strong industry position, leading market share, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the Fund and as permitted by applicable securities legislation: buying futures and S&P Depositary Receipts. Such use would include the hedging of significant cash flows into or out of the Fund.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk

•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.1

Calendar Year Total Returns for Series I :

14.9%	8.6%	15.2%	3.8%

2004	2005	2006	2007

Best Quarter:	11.25% (Quarter ended 12/31/2004) Worst Quarter -6.94% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	3.78%	14.21%	05/05/2003
Series II	3.57%	13.98%	05/05/2003
Series NAVA	3.88%	14.32%	04/29/2005
Russell 3000 IndexB	5.14%	13.22%

A NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

OPTIMIZED VALUE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital. The Fund invests in U.S. companies with a market capitalization range, at the time of investment, equal to that of the Fund’s benchmark, the Russell 1000 Value Index. As of February 29, 2008, the market capitalization range of the Russell 1000 Value Index was $463 million to $468.29 billion.

The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.

Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

The Fund may also invest in foreign securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

1 Formerly, Quantitative All Cap Trust

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.2

Calendar Year Total Returns for Series I :

9.2%	21.1%	-5.1%

2005	2006	2007

Best Quarter:	7.55% (Quarter ended 12/31/2006) Worst Quarter -9.33% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	-5.13%	11.13%	05/03/2004
Series II	-5.33%	10.91%	05/03/2004
Series NAVA	-5.10%	11.20%	02/28/2005
Russell 1000 Value IndexB	-0.17%	11.72%

A Series NAV shares were first offered on February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

U.S. CORE TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek a high total return.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in investments tied economically to the U.S. and it typically invests in equity investments in U.S. companies whose stocks are included in the S&P 500 Index or in companies with size and growth characteristics similar to companies that issue stocks included in the Index. As of February 29, 2008 the market capitalizations of companies included in the Index ranged from $744 million to $468.29 billion.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for

2 Formerly, Quantitative Value Trust

selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund’s benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks which is independently maintained and published by Standard & Poor’s.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

26.5%	18.9%	-7.1%	-11.3%	-24.3%	26.6%	6.8%	2.0%	9.2%	1.3%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	20.16% (Quarter ended 12/31/1998) Worst Quarter -17.43% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	1.27%	8.80%	3.64%	04/23/1991
Series IIA	0.99%	8.59%	3.53%	01/28/2002
Series NAVB	1.31%	8.83%	3.65%	04/29/2005
S&P 500 Index	5.49%	12.83%	5.91%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

U.S. GLOBAL LEADERS GROWTH TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in common stocks of companies the subadviser regards, at the time of investment, as “U.S. Global Leaders.” These are companies determined by the subadviser as well established in their industries with the potential for above average sustainable long-term growth.

The subadviser considers U.S. Global Leaders to be large and medium-sized U.S. blue chip growth companies that typically exhibit the following characteristics:

•	Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, may lead to higher earnings growth and greater share price appreciation.
•	Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.
•	Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

The subadviser seeks to identify companies with superior long-term growth prospects and to continue to own them as long as the subadviser believes they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

While most of the assets of the Fund are invested in U.S. common stocks, the Fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including depositary receipts (ADRs), (ii) convertible stocks, warrants and bonds, (iii) futures and options and (iv) other types of equity securities. Investments in securities convertible into common stocks are considered “common stocks” for purposes of the Fund’s requirement to invest 80% of its net assets in common stocks. Investments in non-convertible preferred stocks and debt securities are limited to 20% of total assets.

The Fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. Such securities would be issued by companies, municipalities and other entities which meet the investment criteria for the Fund but may include non-investment grade debt securities (“junk bonds”). The Fund will not purchase a non-investment grade debt security if, immediately after such purchase, the Fund would have more than 5% of its total assets invested in such securities. The Fund’s investments in convertible securities are not subject to this limit.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

0.9%	1.8%	3.6%

2005	2006	2007

Best Quarter:	5.11% (Quarter ended 09/30/2007) Worst Quarter -7.15% (Quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	3.63%	3.30%	05/03/2004
Series II	3.49%	3.13%	05/03/2004
Series NAVA	3.72%	3.36%	02/28/2005
S&P 500 IndexB	5.49%	9.76%

A Series NAV shares were first offered on February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

U.S. LARGE CAP TRUST

Subadviser:	Capital Guardian Trust Company

Investment Objective:	To seek long-term growth of capital and income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of U.S. companies with market capitalizations, at the time of investment, greater than $500 million.

The subadviser has an extensive commitment to fundamental research, with a large team of experienced equity analysts focused on gathering in-depth information firsthand on companies and industries in the U.S. and throughout the world. Global research has extensive experience in managing U.S. equities. The subadviser’s research strength is leveraged through a bottom-up approach to portfolio construction. Returns for U.S. equity portfolios are pursued through active security selection. While portfolio managers at the subadviser are mindful of benchmark characteristics, industry sector weightings are primarily the result of finding value in individual securities.

The majority of the subadviser’s U.S. equity portfolio managers have over two decades of investment experience. Portfolios are segmented, with each individual manager responsible for a portion, managing it as if it were a stand-alone portfolio. This allows for strong individual ideas to be acted upon while ensuring a diversity of ideas and continuity of management. The research analysts as a group also manage a portion of the portfolio.

Based on the research carried out by the equity analysts, portfolio managers look across industry sectors in selecting stocks for the portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

2.8%	-2.5%	-25.2%	37.1%	9.4%	5.8%	10.7%	-0.3%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	18.70% (Quarter ended 06/30/2003) Worst Quarter -20.15% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	-0.34%	11.84%	3.49%	05/01/1999
Series IIA	-0.52%	11.60%	3.37%	01/28/2002
Series NAVB	-0.26%	11.88%	3.52%	02/28/2005
S&P 500 IndexC	5.49%	12.83%	2.76%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

U.S. MULTI-SECTOR TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek long term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in investments that are tied economically to the U.S. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of February 29, 2008, the market capitalizations of companies included in the Russell 3000 Index ranged from $25 million to $468.29 billion.

In managing the Fund, the subadviser uses proprietary research and quantitative models to determine the Fund’s selections of securities. These models use rolling multi-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small and mid-cap value, small and mid-cap growth, and real estate investment trusts (“REITs”) in which the Fund invests.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Real Estate Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

7.6%	2.4%

2006	2007

Best Quarter:	5.24% (Quarter ended 06/30/2007) Worst Quarter -4.67% (Quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	2.38%	6.62%	10/24/2005
Russell 3000 IndexA	5.14%	11.65%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

VALUE & RESTRUCTURING TRUST

Subadviser:	UST Advisers, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of U.S. and foreign companies whose share price, in the opinion of the subadviser, does not reflect the economic value of the company’s assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcings, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

In addition, the Fund’s strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	Issuer risk

•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

14.4%	10.6%

2006	2007

Best Quarter:	10.28% (Quarter ended 06/30/2007) Worst Quarter -1.58% (Quarter ended 09/30/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	10.56%	14.60%	10/24/2005
S&P 500 IndexA	5.49%	11.82%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

INTERNATIONAL FUNDS

EMERGING MARKETS VALUE TRUST

Subadviser:	Dimensional Fund Advisors LP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

The Fund seeks long-term capital growth through investment primarily in emerging market equity securities. The Fund seeks to achieve its investment objective by investing in companies associated with emerging markets designated by the Investment Committee of the subadviser (“Approved Markets”) from time to time. The Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (See below for a definition of Approved Market securities.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities.

The Fund seeks to purchase emerging market equity securities that are deemed by the subadviser to be value stocks at the time of purchase. The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The Fund will also seek to purchase emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadviser to be value stocks at the time of purchase, as described in the paragraph above. The Fund may not invest in certain eligible companies or Approved Markets described above or achieve approximate market weights because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the Fund’s policy to invest no more than 25% of its total assets in any one industry.

The Fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly-owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the Fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Fund and other affiliated funds.

The Fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States.

The Fund’s policy of seeking broad market diversification means the subadviser will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

Changes in the composition and relative ranking (in terms of book to market ratio) of the stocks which are eligible for purchase by the Fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadviser will prepare lists of value stocks that are eligible for investment. Such lists will be revised no less than semi-annually.

The Fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund do pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.

Approved Markets
As of the date of this Prospectus, the Fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the Fund and characteristics of each country’s markets. The Investment Committee of the subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the Fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past.

Brazil
Chile
China
Czech Republic
Hungary
India
Indonesia
Israel
Malaysia
Mexico
Philippines
Poland
South Africa
South Korea
Taiwan
Thailand
Turkey

Approved Market Securities
“Approved Market Securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the Fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

GLOBAL TRUST

Subadviser:	Templeton Global Advisors Limited

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the Fund generally invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The Fund may lend certain of its portfolio securities to qualified banks and broker dealers.

When choosing equity investments for the Fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/ earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The Fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Securities Lending risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

12.2%	3.7%	12.2%	-16.1%	-19.1%	27.5%	14.8%	10.7%	20.3%	1.3%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	17.83% (Quarter ended 06/30/2003) Worst Quarter -16.96% (Quarter ended 09/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	1.28%	14.56%	5.75%	03/18/1988
Series IIA	1.09%	14.35%	5.65%	01/28/2002
Series NAVB	1.32%	14.59%	5.76%	04/29/2005
MSCI World Index	9.57%	17.53%	7.45%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

INTERNATIONAL CORE TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek high total return.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its total assets in equity investments. The Fund typically invests in equity investments in companies from developed markets outside the U.S.

The Fund seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). As of February 29, 2008, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $126 million to $207 billion.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

•	Stocks — valuation, firm quality, and improving fundamentals;
•	Countries — stock market valuation, GDP trends and positive market sentiment; and
•	Currencies — export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models it uses may change over time. In using these models to construct the Fund, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the Fund’s exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the Fund’s benchmark.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The Fund’s benchmark is the MSCI EAFE Index, a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

14.9%	29.7%	-16.6%	-21.5%	-21.7%	30.3%	15.6%	15.9%	24.7%	11.5%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	23.58% (Quarter ended 12/31/1999) Worst Quarter -22.22% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	11.49%	19.40%	6.37%	12/31/1996
Series IIA	11.21%	19.21%	6.29%	01/28/2002
Series NAVB	11.54%	19.46%	6.40%	02/28/2005
MSCI EAFE Index	11.62%	22.08%	9.04%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

INTERNATIONAL GROWTH TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek high total return primarily through capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its total assets in equity investments. The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The Fund seeks to achieve its objective by outperforming its benchmark, the S&P/Citigroup Primary Market Europe, Pacific, Asia Composite Growth Index.

The subadviser, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market’s discount to their fundamental value. The subadviser maintains diversification across countries, and tilts the Fund’s portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active over weighted and underweighted positions in particular currencies relative to its benchmark.

The Fund’s benchmark is the S&P/Citigroup Primary Market Index (“PMI”) Europe, Pacific, Asia Composite (“EPAC”) Growth Index, an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (“BMI”) (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

INTERNATIONAL OPPORTUNITIES TRUST

Subadviser:	Marsico Capital Management, LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. The Fund invests in issuers from at least three different countries not including the U.S. The Fund may invest in common stocks of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S.

The Fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (“ADRs”). ADRs and other securities representing underlying securities of foreign issuers are treated as foreign securities.

In selecting investments for the Fund, the subadviser uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the subadviser may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The subadviser may reduce or sell a Fund’s investments in portfolio companies if, in the opinion of the subadviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere or for other reasons.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Primarily for hedging purposes, the Fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

Under normal market conditions, the Fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds (“junk bonds”) and mortgage and asset-backed securities. The Fund may also invest in the securities of other investment companies to a limited extent.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

23.8%	20.1%

2006	2007

Best Quarter:	11.28% (Quarter ended 12/31/2006) Worst Quarter -3.34% (Quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	20.10%	25.81%	04/29/2005
Series II	19.77%	25.65%	04/29/2005
Series NAV	20.10%	25.89%	04/29/2005
MSCI EAFE IndexA	11.62%	19.67%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

INTERNATIONAL SMALL CAP TRUST

Subadviser:	Franklin Templeton Investment Corp.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

In some emerging markets, the Fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The Fund may also invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after a certain time period or under certain circumstances.

The Fund may invest more than 25% of its total assets in the securities of issuers located in any one country.

When choosing equity investments for this Fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, profits margins and liquidation value and other factors.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

11.9%	84.9%	-29.2%	-31.1%	-16.7%	54.7%	21.2%	10.4%	27.3%	10.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	58.65% (Quarter ended 12/31/1999) Worst Quarter -22.36% (Quarter ended 09/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	10.18%	23.78%	9.34%	03/04/1996
Series IIA	9.90%	23.56%	9.25%	01/28/2002
Series NAVB	10.20%	23.81%	9.36%	02/28/2005
Citigroup Global ex U.S. <$2 Billion Index	14.84%	29.65%	13.56%
Combined IndexC	14.84%	28.81%	12.10%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index is a blend of the MSCI World ex US Index from inception through May 31, 2003 and the Citigroup Global Equity U.S. <$2 Billion Index from June 1, 2003 and thereafter.

INTERNATIONAL SMALL COMPANY TRUST

Subadviser:	Dimensional Fund Advisors LP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which the Fund invests. As of December 31, 2007, the maximum market capitalization range of eligible companies for purchase was approximately $1,212 million to $4,115 million, depending on the country. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of developed markets, but may also hold equity securities associated with emerging markets.

The Fund will primarily invest in a broad and diverse group of readily marketable stocks of small companies associated with developed markets but may also hold equity securities associated with emerging markets. The Fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual listed securities. Each of these securities may be traded within or outside the issuer’s domicile country.

The subadviser measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The Fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” below. As a result, the weightings of certain countries in the Fund may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The Fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the Fund may invest in affiliated and unaffiliated unregistered money market funds to manage the Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund do pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the Fund and characteristics of each country’s market. The subadviser’s Investment Committee may authorize other countries for investment in the future and the Fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach
The Fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The Fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum proportion of the assets of the Fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criterion if the subadviser determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment

Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

A more complete description of Market Capitalization Weighted Approach is set forth in the SAI.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

5.4%

2007

Best Quarter:	7.85% (Quarter ended 03/31/2007) Worst Quarter -5.54% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	5.43%	6.80%	04/28/2006
MSCI EAFE Small Cap IndexA	1.79%	5.88%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

INTERNATIONAL VALUE TRUST

Subadviser:	Templeton Investment Counsel, LLC (“Templeton”)

•	Templeton Global Advisors Limited provides sub-subadvisory services to Templeton in its management of the Fund.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The Fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-6.5%	-10.0%	-17.8%	44.9%	21.5%	10.5%	29.6%	9.5%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	24.18% (Quarter ended 06/30/2003) Worst Quarter -23.56% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	9.53%	22.53%	8.23%	05/01/1999
Series IIA	9.36%	22.29%	8.11%	01/28/2002
Series NAVB	9.61%	22.53%	8.23%	02/28/2005
MSCI EAFE IndexC	11.62%	22.08%	7.48%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

OVERSEAS EQUITY TRUST

Subadviser:	Capital Guardian Trust Company

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of a diversified mix of large established and medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.

The subadviser has an extensive commitment to fundamental research, with a large team of experienced international equity analysts focused on gathering in-depth information firsthand on companies throughout the world. The subadviser’s research strength is leveraged through a bottom-up approach to portfolio construction. Returns for non-U.S. equity portfolios are pursued primarily through active security selection. While portfolio managers at the subadviser are mindful of benchmark characteristics, country and sector weightings are primarily the result of finding value in individual securities where ever they may be located.

The majority of the subadviser’s non-U.S. equity portfolio managers have over two decades of investment experience. Portfolios are segmented, with each individual manager responsible for a portion, managing it as if it were a stand-alone portfolio. The subadviser believes this allows for strong individual ideas to be acted upon while ensuring a diversity of ideas and continuity of management. The research analysts as a group also manage a portion of the portfolio.

Based on the research carried out by the equity analysts, portfolio managers look across countries and sectors in selecting stocks for the portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time.

The Fund will invest no more than 25% of its assets in emerging markets stocks and will invest in at least three different countries other than the U.S. The Fund may also invest in initial public offerings (IPOs). The subadviser may use derivatives, such as futures and forwards, to implement foreign currency management strategies. Currency management strategies are primarily use for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

15.9%	34.0%	-16.4%	-20.9%	-18.2%	32.4%	11.0%	18.3%	19.9%	12.5%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	24.44% (Quarter ended 12/31/1999) Worst Quarter -22.07% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	12.55%	18.69%	7.06%	04/29/2005
Series IIB	12.21%	18.47%	6.97%	04/29/2005
Series NAVC	12.53%	18.58%	7.02%	04/30/1996
MSCI EAFE Index	11.62%	22.08%	9.04%
MSCI AC World ex U.S. Index	17.10%	24.51%	10.09%

A The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Overseas Equity B Fund, the Fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
B The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of theJohn Hancock Variable Series Trusts Overseas Equity B Fund, the Fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
C The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Overseas Equity B Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Overseas Equity B Fund, the Fund’s predecessor. These shares were first issued on April 30, 1996.

PACIFIC RIM TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To achieve long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of Fund securities.

The countries of the Pacific Rim region are:

•	Australia
•	Pakistan
•	New Zealand
•	Taiwan
•	India
•	China
•	Philippines
•	Thailand
•	Hong Kong
•	Indonesia
•	South Korea
•	Singapore
•	Malaysia
•	Japan

Equity-related securities in which the Fund may invest include: (i) preferred stocks, (ii) warrants and (iii) securities convertible into or exchangeable for common stocks. The Fund may also invest up to 20% of its net assets in countries outside the Pacific Rim region.

The subadviser’s decision to invest in a particular country or particular region will be based upon its evaluation of political, economic and market trends in the country or region and throughout the world. The subadviser will shift investments among countries and the world’s capital markets in accordance with its ongoing analyses of trends and developments affecting such markets and securities.

Use of Hedging and Other Strategic Transactions
The Fund may also purchase and sell the following equity-related financial instruments:

•	exchange-listed call and put options on equity indices,
•	over-the-counter (“OTC”) and exchange-listed equity index futures,
•	OTC and exchange-listed call and put options on currencies in the Fund, and
•	OTC foreign currency futures contracts on currencies in the Fund.

A call option gives the holder the right to buy shares of the underlying security at a fixed price before a specified date in the future. A put option gives the holder the right to sell a specified number of shares of the underlying security at a particular price within a specified time period. See “Hedging and Other Strategic Transactions” for further information on these investment strategies.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-4.6%	62.9%	-24.4%	-18.6%	-12.5%	40.4%	17.2%	25.8%	11.0%	9.1%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	24.41% (Quarter ended 12/31/1998) Worst Quarter -20.68% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	9.14%	20.18%	7.69%	10/04/1994
Series IIB	8.95%	19.99%	7.61%	01/28/2002
Series NAVC	9.29%	20.69%	7.92%	04/29/2005
MSCI AC Pacific Index	12.71%	21.86%	8.53%

A On December 31, 1996, Manulife Series Fund, Inc. merged with JHT. Performance presented for this Fund is based upon the performance of the respective predecessor Manulife Series Fund, Inc. Fund for periods prior to December 31, 1996.
B Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
C NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

FIXED-INCOME FUNDS

ACTIVE BOND TRUST

Subadvisers:	Declaration Management & Research LLC (“Declaration”) and MFC Global Management (U.S.), LLC (“MFC Global (U.S.)”)

Investment Objective:	To seek income and capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in a diversified mix of debt securities and instruments.

The Fund invests its assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. The investments include, but are not limited to:

•	U.S. Treasury and agency securities;
•	Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);
•	Corporate bonds, both U.S. and foreign; and
•	Foreign government and agency securities.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

65%* Declaration

35%* MFC Global (U.S.)

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the Fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar denominated. This portion of the Fund normally has an average credit rating of “A” or “AA.” The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the portion of the Fund managed by Declaration will be invested in asset-backed securities rated less than A by both rating agencies.

MFC Global (U.S.)

MFC Global (U.S.) uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. MFC Global (U.S.) tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the Fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as “junk bonds”) and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the Fund normally has an average credit rating of “A” or “AA.”

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the total assets of the portion of the Fund managed by MFC Global (U.S.) will be invested in asset-backed securities rated less than A by both rating agencies.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

8.2%	-0.9%	10.4%	7.5%	7.2%	6.5%	4.8%	2.5%	4.5%	4.0%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	3.84% (Quarter ended 12/31/2000) Worst Quarter -2.47% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	4.05%	4.45%	5.43%	04/29/2005
Series IIA	3.78%	4.33%	5.37%	04/29/2005
Series NAVB	4.03%	4.47%	5.44%	03/29/1986
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

A The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Active Bond Fund, the Fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
B The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Active Bond Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Active Bond Fund, the Fund’s predecessor. These shares were first issued on March 29, 1986.

CORE BOND TRUST

Subadviser:	Wells Capital Management, Incorporated

Investment Objective:	To seek total return consisting of income and capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The Fund may also invest in unrated bonds that the subadviser believes are comparable to investment grade debt securities. The subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

The Fund may invest:

•	Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
•	Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and
•	Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the Fund may enter into dollar rolls. The Fund may also enter into reverse repurchase agreements to enhance return. These strategies are further described under “Additional Investment Policies” in the SAI.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

3.7%	6.3%

2006	2007

Best Quarter:	3.72% (Quarter ended 09/30/2006) Worst Quarter -0.71% (Quarter ended 03/31/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	6.26%	4.14%	04/29/2005
Series II	5.98%	3.90%	04/29/2005
Series NAV	6.28%	4.13%	04/29/2005
Lehman Brothers Aggregate Bond IndexA	6.97%	4.79%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

FLOATING RATE INCOME TRUST

Subadviser:	Western Asset Management Company

Investment Objective:	Seeks a high level of current income.

Investment Strategies:	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

The Fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate (“LIBOR”) or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The Fund may invest in loans of companies whose financial conditions are troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. The Fund may also acquire, and subsequently hold, warrants and other equity interests.

In purchasing loans, loan participations and other securities for the Fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust the average maturity or duration of the investments held by the Fund from time to time, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.

The Fund may invest in any number of issuers, and may at times invest its assets in a small number of issuers. There is no limit to the percentage of the Fund’s assets that may be invested in any one issuer. The Fund is non-diversified, as defined in the Investment Company Act of 1940. The Fund may also invest in loans of any aggregate principal amount, and the average aggregate principal amount of the loans held by the Fund will vary from time to time.

In abnormal market conditions, the Fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the Fund might not achieve its investment goal.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Distressed Investments risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Loan Participations risk
•	Non-Diversification risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

GLOBAL BOND TRUST

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, future contracts, or swap agreements.

In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the U.S. will normally vary between 25% and 75% of the Fund’s total assets. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 10% of its total assets in fixed income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may invest in baskets of foreign currencies (such as the Euro) and directly in currencies. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The Fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies — Hedging and Other Strategic Transactions” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

7.6%	-6.7%	1.7%	0.5%	20.1%	15.4%	10.4%	-6.7%	5.3%	9.6%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	10.64% (Quarter ended 06/30/2002) Worst Quarter -4.81% (Quarter ended 03/31/1999)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	9.63%	6.53%	5.40%	03/18/1988
Series IIA	9.35%	6.35%	5.29%	01/28/2002
Series NAVB	9.60%	6.56%	5.42%	02/28/2005
JP Morgan Global-Unhedged Index	10.81%	6.71%	6.26%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

HIGH INCOME TRUST

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek high current income; capital appreciation is a secondary goal.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents (“junk bonds”). These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations.

No more than 10% of the Fund’s total assets may be invested in securities that are rated in default by S&P’s or by Moody’s. There is no limit on the Fund’s average maturity. The foreign securities in which the Fund may invest include both developed and emerging market securities.

In managing the Fund’s portfolio, the subadviser concentrates on industry allocation and securities selection deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The subadviser uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the subadviser uses bottom-up research to find securities that appear comparatively under-valued. The subadviser looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The Fund typically invests in a broad range of industries.

The Fund may invest in both investment grade and non-investment grade asset-backed securities, including asset-backed securities rated BB/Ba or lower and their unrated equivalents.

The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. The Fund is authorized to use all of the various investment strategies referred to under “Hedging and Other Strategic Transactions” in the SAI. In addition, the Fund may invest up to 20% of its net assets in U.S. and foreign common stocks of companies of any size. In abnormal circumstances, the Fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the Fund might not achieve its goal.

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

-3.4%

2007

Best Quarter:	2.74% (Quarter ended 03/31/2007) Worst Quarter -5.35% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	-3.40%	5.87%	04/28/2006
Merrill US High Yield Master II IndexA	2.24%	6.06%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

HIGH YIELD TRUST

Subadviser:	Western Asset Management Company

Investment Objective:	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities
Rating Agency

Moody’s	Ba through C
Standard & Poor’s	BB through D

Non-investment grade securities and are commonly referred to as “junk bonds.” The Fund may also invest in investment grade securities.

The Fund may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the Fund may invest include emerging market securities. The Fund may invest up to 100% of its assets in foreign securities. The subadviser may utilize futures, swaps and other derivatives in managing the Fund.

The Fund may invest in fixed and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund’s portfolio to changes in interest rates.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

2.8%	8.0%	-9.0%	-5.5%	-6.6%	24.2%	11.1%	3.7%	10.4%	1.6%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	7.94% (Quarter ended 06/30/2003) Worst Quarter -6.52% (Quarter ended 09/30/1998)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	1.64%	9.91%	3.64%	01/01/1997
Series IIA	1.36%	9.71%	3.53%	01/28/2002
Series NAVB	1.64%	9.96%	3.67%	02/28/2005
Citigroup High Yield Index	1.84%	10.97%	5.68%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

INCOME TRUST

Subadviser:	Franklin Advisers

Investment Objective:	To seek to maximize income while maintaining prospects for capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

The Fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:

•	the experience and managerial strength of the company;
•	responsiveness to changes in interest rates and business conditions;
•	debt maturity schedules and borrowing requirements;
•	the company’s changing financial condition and market recognition of the change; and
•	a security’s relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”), but is not currently expected to invest more than 50% of its total assets in such securities. Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) are considered investment grade. Below investment grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody’s, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment grade securities.

The Fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (“ADRs”).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Convertible Securities risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Loan Participations risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

INVESTMENT QUALITY BOND TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To provide a high level of current income consistent with the maintenance of principal and liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall Fund. Factors considered include:

•	relative valuation of available alternatives,
•	impact on portfolio yield, quality and liquidity, and
•	impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the Fund’s net assets are invested in bonds and debentures, including:

•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or Standard & Poor’s at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities; and
•	cash and cash equivalent securities which are authorized for purchase by the Money Market Fund.

The balance (no more than 20%) of the Fund’s net assets may be invested in below investment grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,
•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities, and
•	non-investment grade and investment grade non-U.S. dollar fixed income securities, including up to 5% emerging market fixed income securities.

In pursuing its investment objective, the Fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P’s (or, if unrated, are deemed of comparable quality as determined by the subadviser). The high yield sovereign debt securities in which the Fund will invest are described below under “Strategic Bond Fund”. No minimum rating standard is required for a purchase of high yield securities by the Fund. While the Fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the Fund to exceed this 20% maximum.

The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund’s portfolio to changes in interest rates.

The Fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

8.7%	-1.8%	9.4%	7.3%	9.9%	7.3%	4.8%	2.3%	3.6%	6.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	4.40% (Quarter ended 09/30/2002) Worst Quarter -3.01% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	6.21%	4.82%	5.72%	06/18/1985
Series IIA	5.92%	4.62%	5.61%	01/28/2002
Series NAVB	6.13%	4.84%	5.73%	02/28/2005
Combined IndexC	6.89%	4.47%	5.99%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index is comprised of 50% of the return of the Lehman Brothers Government Bond Index and 50% of the return of the Lehman Brothers Credit Bond Index.

MONEY MARKET TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To obtain maximum current income consistent with preservation of principal and liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests in high quality, U.S. dollar denominated money market instruments.

The subadviser may invest the Fund’s assets in high quality, U.S. dollar denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the Fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality;
•	corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as “Aa” or higher by Moody’s or “AA” or higher by Standard & Poor’s);

•	short-term obligations issued by state and local governmental issuers;
•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the Fund’s investments will mature in 397 days or less and the Fund maintains a dollar-weighted average Fund maturity of 90 days or less. By limiting the maturity of their investments, the Fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the Fund invests only in securities which the Fund’s Board of Trustees determine to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund also intends to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the Fund will be able to do so.

The Fund may invest up to 20% of its total assets in any of the U.S. dollar denominated foreign securities described above. The Fund is not authorized to enter into mortgage dollar rolls or warrants.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in this Fund. For example, the Fund could lose money if a security purchased by the Fund is downgraded and the Fund must sell the security at less than the cost of the security.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

5.1%	4.6%	5.9%	3.6%	1.2%	0.6%	0.8%	2.7%	4.4%	4.6%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	1.52% (Quarter ended 12/31/2000) Worst Quarter 0.11% (Quarter ended 03/31/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	4.56%	2.60%	3.32%	06/18/1985
Series IIA	4.35%	2.39%	3.20%	01/28/2002
Citigroup 3 Month Treasury Bill Index	4.74%	2.95%	3.62%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

MONEY MARKET TRUST B

(NAV Shares Only)

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To obtain maximum current income consistent with preservation of principal and liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests in high quality, U.S. dollar denominated money market instruments.

The subadviser may invest the Fund’s assets in high quality, U.S. dollar denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the Fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality;
•	corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as “Aa” or higher by Moody’s or “AA” or higher by Standard & Poor’s);
•	short-term obligations issued by state and local governmental issuers;
•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the Fund’s investments will mature in 397 days or less and the Fund maintains a dollar-weighted average Fund maturity of 90 days or less. By limiting the maturity of their investments, the Fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the Fund invests only in securities which the Fund’s Board of Trustees determine to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund also intends to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the Fund will be able to do so.

The Fund may invest up to 20% of its total assets in any of the U.S. dollar denominated foreign securities described above. The Fund is not authorized to enter into mortgage dollar rolls or warrants.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the Fund. For example, the Fund could lose money if a security purchased by the Fund is downgraded and the Fund must sell the security at less than the cost of the security.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

5.4%	5.0%	6.3%	3.9%	1.5%	1.0%	1.1%	2.9%	4.7%	4.8%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	1.60% (Quarter ended 9/30/2000) Worst Quarter 0.20% (Quarter ended 3/31/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	4.82%	2.89%	3.65%	03/29/1986
Citigroup 3 Month Treasury Bill Index	4.74%	2.95%	3.62%

A The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Money Market Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Money Market Fund, the Fund’s predecessor. These shares were first issued on March 29, 1986.

REAL RETURN BOND TRUST

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum real return, consistent with preservation of real capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. The effective duration of this Fund normally varies within three years (plus or minus) of the duration of the benchmark index.

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Non-Diversification risk
•	Short Sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

9.1%	1.4%	0.2%	11.5%

2004	2005	2006	2007

Best Quarter:	5.80% (Quarter ended 03/31/2004) Worst Quarter -3.02% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	11.49%	5.74%	05/05/2003
Series II	11.35%	5.51%	05/05/2003
Series NAVA	11.61%	5.76%	02/28/2005
Lehman Brothers Global Real US TIPS IndexB	11.64%	6.17%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

SHORT-TERM BOND TRUST

Subadviser:	Declaration Management & Research, LLC

Investment Objective:	To seek income and capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and instruments. The securities and instruments will have an average credit quality rating of “A” or “AA” and a weighted average effective maturity between one and three years, and no more than 15% of the Fund’s net assets will be invested in high yield bonds.

The Fund invests in a diversified mix of debt securities and instruments, including but not limited to:

•	U.S. Treasury and Agency securities;
•	Asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage back securities and collateralized mortgage offerings;
•	Corporate bonds, both U.S. and foreign (if dollar-denominated); and
•	Foreign governmental and agency securities (if dollar denominated).

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the Fund will be invested in asset-backed securities rated less than A by both rating agencies. The subadviser evaluates specific bonds and bond sectors using a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are believed to be attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

Except as otherwise stated under “Investment Objectives and Strategies — Temporary Defensive Investing,” the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The Fund may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. The subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity of the Fund. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

5.8%	3.0%	8.0%	8.1%	5.7%	2.8%	1.4%	2.1%	4.6%	3.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	3.28% (Quarter ended 09/30/2001) Worst Quarter -0.96% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	3.35%	2.82%	4.44%	05/01/1994
Lehman Brothers 1-3 Year (Unhedged) Aggregate Index	6.73%	3.34%	5.00%

A The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Short-Term Bond Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Short-Term Fund, the Fund’s predecessor. These shares were first issued on May 1, 1994.

SPECTRUM INCOME TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek a high level of current income with moderate share price fluctuation.

Investment Strategies:	Under normal market conditions, the Fund diversifies its assets widely among various fixed income and equity market segments. The Fund seeks to maintain broad exposure primarily to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The Fund normally invests in investment-grade corporate, high-yield, and foreign and emerging market fixed income securities, income-oriented stocks, short-term securities, asset-backed and mortgage related securities and U.S. government and agency securities. The Fund will also seek equity income through investments in dividend-paying stocks. Cash reserves will be invested in money market securities and shares of T. Rowe Price money market funds.

Fixed income securities may be of short-, intermediate- and long-term maturities, and will comprise a range of credit qualities with either fixed or floating interest rates. The Fund’s fixed income investments will typically include investment grade corporate securities and asset-backed and mortgage-related securities, bank loan participations and assignments, and there is no limit on the Fund’s investments in these securities. The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P, Moody’s or Fitch). Under normal circumstances, no more than 15% of the asset-backed securities purchased for the Fund will be rated less than A- by the three rating agencies. The lowest rating would apply in the case of split-rated asset-backed securities rated by the three rating agencies. Mortgage-related investments could include mortgage dollar rolls and investments in more volatile stripped mortgage securities and collateralized mortgage obligations. The Fund may invest a substantial portion (up to 40% of its total assets) in below-investment grade fixed income securities (or if unrated, of equivalent quality as determined by the subadviser), commonly known as “junk bonds.” Junk bonds involve a higher degree of credit risk and price volatility than other, higher-rated fixed income securities. The Fund may invest in U.S. government securities and municipal securities (including Treasury Inflation- Protected Securities or “TIPs”), GNMAs, and other agency-related fixed income securities, and there is no limit on the Fund’s investment in these securities. The Fund may also invest up to 45% of its total assets in foreign government and emerging market fixed income securities (excluding Yankee bonds). Foreign currency forwards, options and futures may be used to protect the Fund’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other securities.

Individual fixed income securities are selected by a team of T. Rowe Price portfolio managers using the firm’s fundamental research and credit analysis. In evaluating fixed income securities, the portfolio managers will consider a variety of factors including the issuer’s financial condition and operating history, the depth and quality of its management, and its sensitivities to economic conditions. Portfolio managers will also consider the issuer’s debt levels and ability to service its outstanding debt, its access to capital markets and external factors such as the economic and political conditions in the issuer’s country.

The Fund’s equity investments, which will be limited to 40% of total assets, will be selected using a value-oriented investment strategy with a focus on large-cap, dividend-paying common stocks. Preferred stocks and securities convertible into equity securities may also be purchased. The subadviser invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Other than the specific investment limits described above, there is no minimum or maximum percentage of assets which the subadviser will invest in any particular type of fixed income security. In managing the Fund, the subadviser may vary the allocation of the Fund’s assets to a particular market segment based on their outlook for, and on the relative valuations of these market segments. When adjusting the allocations to the various markets, the subadviser rice may also weigh such factors as the outlook for the economy and market conditions, both on a global and local (country) basis, corporate earnings, and the yield advantages of one fixed income sector over another. Maturities of the Fund’s fixed income investments reflect the manager’s outlook for interest rates.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment strategy, the subadviser has the discretion to purchase some securities that do not meet the Fund’s normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories or equivalent ratings as determined by the subadviser, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

7.9%	5.9%

2006	2007

Best Quarter:	3.52% (Quarter ended 09/30/2006) Worst Quarter -0.09% (Quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	5.88%	7.09%	10/24/2005
Lehman Brothers Aggregate Bond IndexA	6.97%	5.57%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

STRATEGIC BOND TRUST

Subadviser:	Western Asset Management Company

Investment Objective:	To seek a high level of total return consistent with preservation of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

The Fund’s assets may be allocated among the following five sectors of the fixed income market:

•	U.S. government obligations,
•	investment grade domestic corporate fixed income securities,
•	below investment grade or non-investment grade high yield corporate fixed income securities,
•	mortgage-backed and asset-backed securities; and
•	investment grade and below investment grade or non-investment grade high yield international fixed income securities.

The Fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the subadviser. Below investment grade securities are commonly referred to as “junk bonds.”

The subadviser will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from the Fund which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on the subadviser’s analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

In making this determination, the subadviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. The subadviser also relies on its own assessment of economic and market conditions on both a global and local (country) basis. The subadviser considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The Fund’s assets may not always be allocated to the highest yielding securities if the subadviser believes that such investments would impair the Fund’s ability to preserve shareholder capital. The subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The Fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities and investment grade corporate and international fixed income securities purchased by the Fund are set forth in the section entitled “Other Instruments” in the SAI. The types and characteristics of the money market securities purchased by the Fund are similar to the investment objective to obtain maximum current income consistent with preservation of principal and liquidity. Potential investors should review these other discussions in considering an investment in shares of the Fund. The Fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of the Fund’s net assets may be invested in foreign securities. The subadviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

The high yield sovereign fixed income securities in which the Fund may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The subadviser expects that these countries will consist primarily of those countries which, at the time of investment, are represented in the JP Morgan EMBI Global Index or categorized by the World Bank, in its annual categorization, as middle or low-income.

Although the subadviser does not anticipate investing in excess of 75% of the Fund’s net assets in domestic and developing country fixed income securities that are rated below investment grade, the Fund may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the Fund’s assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, the subadviser seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the Fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody’s or S&P (i.e., rated “C” by Moody’s or “CCC” or lower by S&P).

In light of the risks associated with investing in high yield corporate and sovereign debt securities, the subadviser considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

Corporate Debt Securities	Sovereign Debt Instruments

• issuer’s financial condition	• economic and political conditions within the issuer’s country
• issuer’s sensitivity to economic conditions and trends	• issuer’s external and overall debt levels, and its ability to pay principal and interest when due
• issuer’s operating history	• issuer’s access to capital markets and other sources of funding
• experience and track record of the issuer’s management	• issuer’s debt service payment history

The subadviser also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund’s ability to achieve its investment objective may be more dependent on the subadviser’s credit analysis than would be the case if it invested in higher quality debt securities.

The Fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

1.3%	2.2%	7.4%	6.2%	9.0%	13.1%	6.7%	2.7%	7.0%	-0.1%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	5.94% (Quarter ended 06/30/2003) Worst Quarter -3.29% (Quarter ended 09/30/1998)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-0.07%	5.78%	5.48%	02/19/1993
Series IIA	-0.35%	5.56%	5.36%	01/28/2002
Series NAVB	0.03%	5.83%	5.51%	02/28/2005
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

STRATEGIC INCOME TRUST

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek a high level of current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in foreign government and corporate debt securities, from developed and emerging markets, U.S. Government and agency securities and domestic high yield bonds.

The Fund may also invest in preferred stock and other types of debt securities, including domestic corporate debt securities and mortgage-backed securities.

Although the Fund may invest up to 10% of its total assets in securities rated as low as D (in default) by S&P or Moody’s (and their unrated equivalents), it generally intends to keep its average credit quality in the investment grade. There is no limit on the Fund’s average maturity.

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the Fund’s total assets will be invested in asset-backed securities rated less than A by both rating agencies.

In managing the Fund, the subadviser allocates assets among the three major types of securities based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the Fund’s assets in any one sector.

Within each types of security, the subadviser looks for investments that are appropriate for the overall Fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the Fund may invest up to 10% of net assets in domestic or foreign stocks.

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

2.1%	4.1%	5.9%

2005	2006	2007

Best Quarter:	2.73% (Quarter ended 09/30/2007) Worst Quarter -0.60% (Quarter ended 03/31/2005)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	5.87%	5.73%	05/03/2004
Series II	5.54%	5.51%	05/03/2004
Series NAVA	5.84%	5.75%	04/29/2005
Lehman Brothers Aggregate Bond IndexB	6.97%	4.93%

A Series NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to April 29, 2005 reflected Series NAV expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

TOTAL RETURN TRUST

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% if its total assets in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The Fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies — Hedging and Other Strategic Transactions” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security , including short sales “against the box.”

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

10.9%	8.3%	9.5%	5.0%	5.0%	2.4%	3.7%	8.6%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	6.43% (Quarter ended 09/30/2001) Worst Quarter -2.19% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	8.57%	4.90%	5.97%	05/01/1999
Series IIA	8.36%	4.70%	5.85%	01/28/2002
Series NAVB	8.61%	4.93%	5.99%	02/28/2005
Lehman Brothers Aggregate Bond IndexC	6.97%	4.42%	5.92%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

U.S. GOVERNMENT SECURITIES TRUST

Subadviser:	Western Asset Management Company

Investment Objective:	To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The Fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

The Fund invests in:

•	mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the “modified pass-through” type of mortgage-backed security (“GNMA Certificates”). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;
•	U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);

•	obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);
•	mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;
•	futures contracts or financial instruments and indices; and
•	collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

As noted above, the Fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

7.5%	-0.2%	10.9%	7.0%	8.0%	1.7%	2.9%	1.6%	4.4%	3.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	4.48% (Quarter ended 09/30/2001) Worst Quarter -1.40% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	3.15%	2.74%	4.64%	03/18/1988
Series IIA	2.93%	2.57%	4.54%	01/28/2002
Series NAVB	3.25%	2.77%	4.65%	02/28/2005
Citigroup 1-10 Yr Treasury Index	8.81%	3.58%	5.40%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

U.S. HIGH YIELD BOND TRUST

Subadviser:	Wells Capital Management, Incorporated

Investment Objective:	To seek total return with a high level of current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

The subadviser actively manages a diversified portfolio of below investment grade debt securities (often called “junk bonds” or high yield securities). The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a “bottom-up” approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers’ long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadviser’s research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

The subadviser purchases securities for the Fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the Fund consists of income earned on the Fund’s investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer.

Under normal circumstances, the subadviser invests:

•	Up to 15% of total assets in any one industry; and
•	Up to 5% of total assets in any one issuer.

The subadviser will generally invest in below investment grade debt securities that are rated at least “Caa” by Moody’s or “CCC” by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the Fund’s securities is expected to be at least B- as rated by S&P.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

9.6%	2.9%

2006	2007

Best Quarter:	3.68% (Quarter ended 12/31/2006) Worst Quarter -0.20% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	2.87%	6.16%	04/29/2005
Series II	2.69%	6.01%	04/29/2005
Series NAV	2.92%	6.22%	04/29/2005
Merrill Lynch High Yield Master II Constrained IndexA	2.57%	6.96%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

HYBRID FUNDS

CAPITAL APPRECIATION VALUE TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the Fund’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, foreign securities, futures and options. The Fund may invest up to 20% of its total assets in foreign securities.

The Fund’s common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased by the Fund are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. Since the subadviser attempts to prevent losses as well as achieve gains, the subadviser typically uses a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed to have good prospects for capital appreciation. The subadviser may establish relatively large positions in companies it finds particularly attractive.

The Fund’s approach differs from that of many other funds. In addition, the subadviser searches for the best risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserve may reflect the subadviser’s ability to find companies that meet valuation criteria rather than its market outlook.

Debt and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations. The Fund may also purchase other securities, including bank debt, loan participations and assignments and futures and options.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Convertible Securities risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

CORE ALLOCATION PLUS TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek total return, consisting of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Under normal circumstances the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed income instruments and will generally reflect the subadviser’s long term, strategic asset allocation analysis. The subadviser anticipates adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadviser relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed income or fixed-income related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser.

The Fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to common stock, preferred stock, depositary receipts (including American Depository Receipts and Global Depository Receipts), index-related securities (including exchange traded funds), real estate investment structures (including real estate investment trusts (“REITs”)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes, and other similar equity equivalents. These equity and equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes.

The Fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents, including but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents, and other fixed-income securities, as well as derivatives related to interest rates, currencies and fixed-income securities and instruments. These debt obligations may include non-investment grade and emerging market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity, or index, or to other securities, groups of securities, or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The Fund may invest in over-the-counter and exchangetraded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products. For purposes of the Fund’s investment policies, derivative instruments will be classified as equity- or fixed-income related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The Fund may invest in IPOs. The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Initial Public Offerings risk
•	Issuer risk
•	Medium and Small Company risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Real Estate Securities risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

DISCIPLINED DIVERSIFICATION TRUST

Subadviser:	Dimensional Fund Advisors LP

Investment Objective:	To seek total return consisting of capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in emerging markets, in accordance with the following range of allocations:

	Target Allocation	Range of Allocations

Equity Securities:	70%	65% — 75%
Fixed-Income Securities:	30%	25% — 35%

The Fund may invest outside these ranges and may invest defensively during unusual or unsettled market conditions.

Equity securities will include securities of small, medium, and large size companies. The Fund will target weights efficiently to achieve a higher exposure to small and value companies relative to the market. Increased exposure to small and value companies may be achieved by decreasing the allocation of the Fund’s assets to large growth companies relative to their weight in the universe in which the Fund normally invests.

The Fund’s fixed-income securities will, under normal market conditions, consist of approximately 60-80% high quality short-term bonds from developed markets around the world, and 20-40% Treasury Inflation-Protected Securities (“TIPS”). TIPS are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The non-TIPS securities in which the Fund will invest will have a minimum short-term credit rating of A1 by S&P or Prime 1 by Moody’s. If there is no short-term rating the non-TIPS securities would have a minimum long-term credit rating of AA as rated by S&P or Fitch, Inc. or equivalent rating by Moody’s and would generally mature within five years from the date of settlement.

The Fund is eligible to invest in a variety of fixed income securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies. They include, but are not limited to:

•	Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.
•	U.S. government agency obligations issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support.
•	Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s or A1 by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.
•	Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.
•	Commercial paper rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P.
•	Repurchase Agreements: Instruments through which the Fund purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate.
•	Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.
•	Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.
•	Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s.
•	Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S.
•	The Fund may invest in unregistered money market funds affiliated or unaffiliated with Dimensonal. Investments in money market funds may involve a duplication of certain fees and expenses.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The Fund will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

GLOBAL ALLOCATION TRUST

Subadviser:	UBS Global Asset Management (Americas) Inc.

Investment Objective:	To seek total return, consisting of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities and equity securities.

The Fund is a multi-asset fund and invests in each of the major asset classes: U.S. fixed income, U.S. equities, international fixed income and international equities, based upon the subadviser’s assessment of prevailing market conditions in the U.S. and abroad.

Within the equity portion of the Fund, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser’s assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company’s current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

While the subadviser’s investment decisions with respect to the equity portion of the portfolio are based primarily on price/value discrepancies as identified by its fundamental valuation process, under certain circumstances the subadviser may utilize growth-oriented strategies within the U.S. equity asset class for a portion of the allocation to manage risk exposures; but only after subjecting such strategies to a rigorous due diligence process to judge their suitability for the Fund.

To invest in growth equities, the subadviser will seek to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics.

In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. The Fund may invest in both investment grade and high yield (lower-rated) securities (sometimes referred to as “junk bonds”).

The subadviser’s fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in one percent (1%) increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The Fund’s risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. The subadviser actively manages the Fund. As such, increased Fund turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investment in equity securities may include common stock, preferred stock, IPOs and ETFs. The Fund may invest in certain issuers by investing in other open-end investment companies, including investment companies advised by the subadviser, to the extent permitted by applicable law. In addition, the Fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-13.4%	-23.2%	26.4%	12.7%	6.2%	13.5%	5.1%

2001	2002	2003	2004	2005	2006	2007

Best Quarter:	14.38% (Quarter ended 06/30/2003) Worst Quarter -17.65% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	5.13%	12.55%	1.99%	05/01/2000
Series IIA	4.87%	12.36%	1.86%	01/28/2002
Series NAVB	5.06%	12.57%	2.00%	02/28/2005
Combined IndexC	8.79%	14.05%	2.56%
S&P 500 IndexD	5.49%	12.83%	1.69%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.
C The Combined Index was added to more accurately reflect the investment objective of the Global Allocation Trust, and is an unmanaged index compiled by UBS Global Asset Management. It is currently constructed as follows  40% Russell 3000 Index, 22% MSCI World ex-USA (free) Index, 21% Citigroup Broad Investment Grade (BIG) Bond Index, 9% Citigroup World Government Bond non-US Index, 3% Merrill Lynch High Yield Cash Pay Index, 3% MSCI Emerging Free Markets Index and 2% J.P. Morgan EMBI Global.
D The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

INCOME & VALUE TRUST

Subadviser:	Capital Guardian Trust Company

Investment Objective:	To seek the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income.

Investment Strategies:	Under normal market conditions, the Fund invests its assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation of assets between equity and fixed income securities. Generally, between 25% and 75% of the Fund’s total assets will be invested in fixed income securities unless the subadviser determines that some other proportion would better serve the Fund’s investment objective.

The subadviser has a large and experienced research team that includes equity and fixed-income analysts — focused on gathering in-depth, firsthand information on companies and securities in the U.S. markets — as well as economists who conduct global macroeconomic research. The subadviser emphasizes research and actively manages portfolios across asset classes, using a bottom-up approach to selecting individual securities. A team of senior portfolio managers determines tactical allocation shifts between these actively managed portfolios. These shifts are based on the expected returns of these active portfolios rather than the expected returns for the indices they are managed against.

Allocation between the equity and fixed-income portfolios are made by a team of senior portfolio managers representing various asset classes. Each month, team members vote on how the model portfolio should be allocated. The votes are averaged and the results are used to allocate the components of the portfolio.

At least 80% of the fixed income portion of the Fund will consist of the following:

•	securities rated “Baa” or better at the time of purchase by Moody’s or “BBB” by Standard & Poor’s or deemed by the subadviser to be of equivalent investment quality including mortgage-related and asset-backed securities (see “Other Risks of Investing” below for a description of these securities);
•	non-U.S. dollar fixed income securities (up to 15% of the portfolio’s assets including up to 5% in emerging market fixed income securities);
•	securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and/or
•	cash or cash equivalents including commercial bank obligations and commercial paper.

Fixed-income securities may include American Depositary Receipts (ADRs), Yankee Bonds and Eurodollar instruments which are U.S. dollar denominated and non-U.S. dollar fixed income securities subject to the limits set forth above.

Equity securities shall be traded on national securities exchanges, NASDAQ or in other national OTC markets and may include ADRs and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

15.3%	8.5%	4.9%	1.0%	-15.9%	26.5%	7.6%	5.2%	8.7%	1.1%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	13.68% (Quarter ended 06/30/2003) Worst Quarter -13.70% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	1.11%	9.50%	5.78%	08/03/1989
Series IIA	0.91%	9.27%	5.66%	01/28/2002
Series NAVB	1.12%	9.52%	5.79%	04/29/2005
Combined IndexC	6.32%	9.56%	7.29%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index represents 32.5% of the return of the Dow Jones Wilshire 5000 Index, 10% of the MSCI EAFE Index, 40% of the Lehman Brothers U.S. Aggregate Index, 10% of the 90 Day T-Bill and 7.5% of the Merrill Lynch Yield Index through April 30, 1999, and 60% of the returns of the S&P 500 Index and 40% of the returns of the Citigroup Broad Investment Grade Bond Index from May 1, 1999 and thereafter.

MANAGED TRUST

Subadvisers:	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and Declaration Management and Research LLC (“Declaration”)

Investment Objective:	To seek income and long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests primarily in a diversified mix of: (a) common stocks of large capitalization U.S. companies; and (b) bonds with an overall intermediate term average maturity.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

60%* GMO

40%* Declaration

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

GMO

In managing its portion of the Fund, GMO seek to outperform its benchmark, currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor’s.

GMO typically invests its portion of the Fund in equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. GMO defines “larger capitalizations” as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index ($744 million to $468.29 billion as of February 29, 2008). Under normal circumstances, GMO invests at least 80% of its portion of the Fund in investments tied economically to the U.S.

GMO uses proprietary research and quantitative models to seek out stocks it believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what GMO believes to be their fundamental value. GMO also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by GMO and the models it uses may change over time.

GMO intends that its portion of the Fund will be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. GMO in managing its portion of the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

Declaration

Declaration selects bonds using a combination of proprietary research and quantitative tools. Declaration invests in bond and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of Treasury securities.

Declaration normally has no more than 10% of its bond total assets in high yield bonds (commonly known as “junk bonds”) and normally invests in foreign securities only if U.S. dollar denominated. The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the Fund will be invested in asset-backed securities rated less than A by both rating agencies.

Except as otherwise stated under “Temporary Defensive Investing” the portion of the Fund managed by Declaration normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

20.4%	9.1%	0.0%	-2.8%	-13.2%	19.0%	8.2%	2.7%	7.5%	2.0%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	14.77% (Quarter ended 12/31/1998) Worst Quarter -10.91% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	1.95%	7.70%	4.85%	03/29/1986
Combined IndexB	6.22%	9.51%	6.26%
S&P 500 Index	5.49%	12.83%	5.91%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

A The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Managed Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Managed Fund, the Fund’s predecessor. These shares were first issued March 29, 1986.
B The Combined Index represents 50% S&P 500 Index and 50% Lehman Brothers Aggregate Bond Index from April 1986 to December 1997, then 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index from January 1998 thereafter.

SPECIALTY FUNDS

FINANCIAL SERVICES TRUST

Subadviser:	Davis Selected Advisers, L.P.

Investment Objective:	To seek growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services and the Fund invests primarily in common stocks of financial services companies.

A company is “principally engaged” in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The Fund may also invest in other equity securities and in foreign and fixed income securities.

The subadviser uses the Davis Investment Discipline in managing the Fund’s portfolio. The subadviser conducts extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an approximate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant personal ownership in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Smart application of technology to improve business and lower costs

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a company if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The Fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The Fund concentrates (that is invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Non-Diversification risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-17.9%	33.6%	10.4%	9.8%	23.1%	-6.8%

2002	2003	2004	2005	2006	2007

Best Quarter:	20.96% (Quarter ended 06/30/2003) Worst Quarter -15.36% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	-6.82%	13.18%	5.39%	04/30/2001
Series IIA	-6.93%	12.96%	5.22%	01/28/2002
Series NAVB	-6.74%	13.20%	5.41%	04/29/2005
Lipper Financial Services IndexC	-13.81%	9.74%	5.04%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

GLOBAL REAL ESTATE TRUST

Subadviser:	Deutsche Investment Management Americas Inc. (“DIMA”)

•	RREEF America (“DIMA RREEF”) L.L.C. provides sub-subadvisory services to DIMA in its management of the Global Real Estate Fund

Investment Objective:	To seek a combination of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund will be invested in issuers located in at least three different countries, including the U.S.

The Fund may also invest its assets in short-term debt securities, notes, bonds, securities of companies not principally engaged in real estate, stock index futures contracts and similar instruments and American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

A company is considered to be a real estate operating company if, in the opinion of DIMA RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

DIMA RREEF looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, DIMA RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. DIMA RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DIMA RREEF does not attempt to time the market.

The Fund may realize some short-term gains or losses if DIMA RREEF chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

DIMA RREEF’s U.S. fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of DIMA RREEF under common control with Deutsche Bank AG, the indirect parent company of the subadviser. All fund management teams will contribute to the global regional allocation process.

Description of REITs
A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Based on its recent practices, the subadviser expects that the Fund’s assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar to REITs.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Real Estate Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

-9.9%

2007

Best Quarter:	5.83% (Quarter ended 03/31/2007) Worst Quarter -10.91% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	-9.88%	5.86%	04/28/2006
S&P/Citigroup World Property IndexA	-7.27%	8.93%
EPRA/NAREIT Global Unhedged IndexA	-11.76%	5.92%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

HEALTH SCIENCES TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”).

While the Fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

The subadviser’s portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective. In addition, the Fund writes call and put options primarily as a means of generating additional income. Normally, the Fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

The Fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the Fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the Fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a “value” approach, which gives preference to seemingly undervalued companies, may be emphasized.

The Fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the Fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk

•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-27.2%	36.2%	15.3%	12.5%	8.5%	17.7%

2002	2003	2004	2005	2006	2007

Best Quarter:	18.13% (Quarter ended 06/30/2003) Worst Quarter -15.78% (Quarter ended 06/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	17.67%	17.67%	9.01%	04/30/2001
Series IIA	17.44%	17.43%	8.84%	01/28/2002
Series NAVB	17.73%	17.70%	9.03%	04/29/2005
Lipper Health/Biotechnology IndexC	10.17%	13.42%	5.51%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

MUTUAL SHARES TRUST

Subadvisers:	Franklin Mutual Advisers, LLC

Investment Objective:	To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective.

Investment Strategies:	Under normal market conditions, the Fund invests mainly in equity securities (including convertible securities or securities the subadviser expects to be exchanged for common or preferred stock) of companies of any nation that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the Fund invests primarily in:

•	Undervalued Securities. Securities the subadviser believes are trading at a discount to intrinsic value.

And, to a lesser extent, the Fund also invests in:

•	Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the subadviser believes are inexpensive relative to an economically equivalent security of the same or another company.
•	Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial realigning or bankruptcy.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. The Fund currently invests predominantly in mid- and large-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, and a portion of its assets may be invested in small-cap companies. While the Fund generally purchases securities for investment purposes, the subadviser may seek occasionally to influence or control management, or invest in other companies to do so, when it believes the Fund may benefit. The Fund expects to invest a significant portion (up to 35%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation rather than to seek income. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the subadviser believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

The subadviser employs a research driven, fundamental value strategy for the Fund. In choosing equity investments, the subadviser focuses on the market price of a company’s securities relative to the subadviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The subadviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Arbitrage Securities and Distressed Companies risk
•	Credit and Counterparty risk
•	Distressed Investments risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

NATURAL RESOURCES TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term total return.

Investment Strategies:	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The Fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The Fund invests in four major sectors: 1) energy, 2) metals and mining, 3) forest products and 4) other natural resource-based companies which are described below.

Energy.  The energy sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining.  The metals and mining sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products.  The forest products sector includes timber, pulp and paper product companies.

Other Natural Resources-Based Companies.  Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

The Fund’s “normal” allocation across the natural resources sectors is approximately:

•	60% — Energy and energy related
•	30% — Metals and mining
•	10% — Forest products, miscellaneous commodities companies, and non-ferrous metals.

The “normal” sector allocation reflects the subadviser’s view on availability and relative attractiveness of investment opportunities within the natural resources area. The Fund’s sector allocation might differ significantly from this “normal” allocation at any specific point in time.

The subadviser uses a value-based approach to invest in a broad range of natural resources sectors. The subadviser utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions the Fund is fully invested.

Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of the subadviser’s analysis is understanding the economic and political dynamics of each of these countries. The Fund may invest without limitation in foreign securities, including emerging markets. The Fund utilizes currency hedging to protect the value of the Fund’s assets when the subadviser deems it advisable to do so.

The subadviser utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Fund on the basis of relative attractiveness. The subadviser uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

24.3%	46.8%	22.3%	40.7%

2004	2005	2006	2007

Best Quarter:	25.72% (Quarter ended 09/30/2005) Worst Quarter -7.48% (Quarter ended 09/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	40.68%	38.25%	05/05/2003
Series II	40.44%	37.97%	05/05/2003
Series NAVA	40.81%	38.30%	02/28/2005
Lipper Natural Resources IndexB	39.64%	35.01%
Combined IndexB,C	30.27%	31.73%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.
C The Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper & Forest Products Index.

REAL ESTATE EQUITY TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term growth through a combination of capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

The Fund is likely to maintain a substantial portion of assets in REITs. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. The Fund generally invests in equity REITs. Other investments in the real estate industry may include real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms, finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

The types of properties owned, and sometimes managed, by REITs include: office buildings, apartments and condominiums, retail properties, industrial and commercial sites, hotels and resorts, health care facilities, manufactured housing, self-storage facilities, leisure properties and special use facilities.

REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. For this reason and others, a fund investing in REITs provides investors with an efficient, low-cost means of diversifying among various types of property in different regions.

The Fund will not own real estate directly and will have no restrictions on the size of companies selected for investment. Up to 20% of the Fund’s net assets may be invested in companies deriving a substantial portion of revenues or profits from servicing real estate firms or in companies unrelated to the real estate business.

Stock selection is based on fundamental, bottom-up analysis that generally seeks to identify high-quality companies with both good appreciation prospect and income-producing potential. Factors considered by the subadviser in selecting real estate companies include one or more of the following: relative valuation; free cash flow; undervalued assets; quality and experience of management; type of real estate owned; and the nature of a company’s real estate activities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), convertible securities, futures, and options, in keeping with the objectives of the Fund. The Fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. The Fund may purchase up to 10% of its total assets in any type of non-investment grade debt securities (or “junk bond”) including those in default. Fund investments in convertible securities are not subject to this limit. Below investment grade bonds or junk bonds can be more volatile and have greater risk of default than investment grade bonds.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Real Estate Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

-18.6%

2007

Best Quarter:	2.96% (Quarter ended 03/31/2007) Worst Quarter -14.94% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	-18.58%	-0.63%	04/28/2006
DJ Wilshire REIT IndexA	-17.68%	-1.93%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

REAL ESTATE SECURITIES TRUST

Subadviser:	Deutsche Investment Management Americas Inc. (“DIMA”)

•	RREEF America (“DIMA RREEF”) L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Fund

Investment Objective:	To seek to achieve a combination of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of DIMA RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

DIMA RREEF looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, DIMA RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DIMA RREEF believes will be the most profitable to the Fund. DIMA RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DIMA RREEF does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The Fund may realize some short-term gains or losses if DIMA RREEF chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

Based on its recent practices, DIMA RREEF expects that the Fund’s assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs.

When DIMA RREEF believes that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the Fund’s cash assets remain liquid while performing more like stocks).

The Fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Non-Diversification risk
•	Real Estate Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-16.4%	-8.0%	25.7%	3.2%	2.6%	39.2%	32.0%	11.8%	38.1%	-15.6%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	16.06% (Quarter ended 12/31/2004) Worst Quarter -12.61% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-15.61%	19.09%	9.37%	04/30/1987
Series IIA	-15.77%	18.87%	9.26%	01/28/2002
Series NAVB	-15.56%	19.13%	9.39%	02/28/2005
Morgan Stanley REIT Index	-16.82%	17.91%	10.37%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

SCIENCE & TECHNOLOGY TRUST

Subadviser:	T. Rowe Price Associates, Inc. (“T. Rowe Price”) and RCM Capital Management LLC (“RCM”)

Investment Objective:	To seek long-term growth of capital. Current income is incidental to the Fund’s objective.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

50%* T. Rowe Price

50%* RCM

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

In managing its portion of the Fund, RCM may enter into short sales including short sales against the box.

Some industries likely to be represented in the Fund include:

•	computers including hardware, software and electronic components
•	telecommunications
•	media and information services
•	environmental services

•	e-commerce
•	life sciences and health care, including pharmaceuticals, medical devices, and biotechnology
•	chemicals and synthetic materials
•	defense and aerospace

While most of the Fund’s assets are invested in U.S. common stocks, the Fund may also purchase other types of securities, including U.S. and non-U.S. dollar denominated foreign securities, convertible stocks and bonds, and warrants in keeping with its objectives.

Stock selection for the Fund generally reflects a growth approach based on an assessment of a company’s fundamental prospects for above-average earnings, rather than on a company’s size. As a result, Fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing technological advances. The Fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The Fund may invest in suitable technology companies through IPOs.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risk associated therewith.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Non-Diversification risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

43.3%	99.5%	-34.1%	-41.2%	-40.8%	50.4%	0.9%	2.1%	5.5%	19.6%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	47.10% (Quarter ended 12/31/1998) Worst Quarter -40.43% (Quarter ended 09/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	19.57%	14.34%	2.52%	01/01/1997
Series IIA	19.27%	14.18%	2.43%	01/28/2002
Series NAVB	19.61%	14.38%	2.54%	04/29/2005
Lipper Science and Technology Index	16.76%	15.65%	5.66%
Goldman Sachs Technology Index	-8.78%	-1.70%	-0.82%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

UTILITIES TRUST

Subadviser:	Massachusetts Financial Services Company

Investment Objective:	To seek capital growth and current income (income above that available from the Fund invested entirely in equity securities).

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

The subadviser considers a company to be in the utilities industry if, at the time of investment, the subadviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Companies in the utilities industry include: (i) companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and (ii) companies engaged in telecommunications, including telephone, cellular, telegraph, satellite, microwave, cable television and other communications media (but not engaged in public broadcasting).

The Fund invests primarily in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, but may also invest in corporate bonds and other debt instruments. The subadviser primarily invests the Fund’s investments in debt instruments in investment grade debt instruments, but may invest up to 20% of the Fund’s net assets in lower rated bonds, commonly known as “junk bonds.” The Fund may invest in companies of any size.

The subadviser uses a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

The Fund may invest up to 40% of its net assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts) such as:

•	Equity securities of foreign companies in the utilities industry,
•	Fixed income securities of foreign companies in the utilities industry,
•	Fixed income securities issued by foreign governments.

The Fund may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Convertible Securities risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Non-Diversification risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-23.5%	34.5%	29.4%	16.8%	31.0%	27.4%

2002	2003	2004	2005	2006	2007

Best Quarter:	19.87% (Quarter ended 06/30/2003) Worst Quarter -15.58% (Quarter ended 06/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	27.40%	27.69%	10.45%	04/30/2001
Series IIA	27.10%	27.44%	10.26%	01/28/2002
Series NAVB	27.43%	27.69%	10.45%	04/29/2005
S&P Utilities Sector IndexC	19.36%	21.49%	4.14%

A Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

FUNDS OF FUNDS

ABSOLUTE RETURN TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	To pursue this goal, the Fund operates as a fund of funds and invests in a number of the Underlying Funds of the John Hancock funds complex.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

In employing its investment strategies for the Fund, the subadviser attempts to achieve an average annual total rate of return for the Fund that meets or exceeds the Consumer Price Index for All Urban Consumers plus 6% (before fees) over a long-term time horizon (approximately five to eight years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and the subadviser do not represent or guarantee that the Fund will meet this total return goal or achieve positive returns every year.

The Fund may invest in various Underlying Funds of John Hancock Funds II (“JHF II) and John Hancock Funds III (“JHF III”) that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Derivatives risk
•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Commodity risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Liquidity risk
•	Management risk
•	Medium and Small Company risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

AMERICAN FUNDAMENTAL HOLDINGS TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The Fund invests in other Funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The Fund operates as a fund of funds and currently invests primarily in four Underlying Funds of the American Funds Insurance Series: Bond Fund, Growth Fund, Growth-Income Fund, and International Fund. The Fund is permitted to invest in six other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Blue Chip Income and Growth Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund as well as other Underlying Funds. When purchasing shares of the American Funds Insurance Series, the Fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The Fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The Fund may purchase any Underlying Funds except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT Funds, the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Derivatives risk
•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

AMERICAN GLOBAL DIVERSIFICATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The Fund invests in other Funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the Fund will invest a significant portion of its assets in securities, which include securities held by the Underlying Funds, that are located outside of the U.S.

The Fund operates as a fund of funds and currently invests primarily in five Underlying Funds of the American Funds Insurance Series: Bond Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund. The Fund is permitted to invest in five other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Growth Fund, International Fund, Growth-Income Fund, and Blue Chip Income and Growth Fund as well as other Underlying Funds as described below. When purchasing shares of the American Funds Insurance Series, the Fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The Fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The Fund may purchase any Underlying Funds except other JHT funds of funds and the following JHT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT Funds the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Derivatives risk
•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	The Fund operates as a fund of funds and invests in other Funds and in other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The Fund currently invests primarily in three JHT Underlying Funds: Global Trust, Income Trust and Mutual Shares Trust. However, it is also authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The Fund may purchase any Funds except other JHT funds of funds and the JHT American Feeder Funds. When purchasing shares of other JHT Funds, the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Fund may invest in other types of investments, described under “Other Permitted Investments”.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

Subject to the limitations described above, the Fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Fund. Such adjustments may be made, for example, to increase or decrease the Fund’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the Fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity in which the Fund invests.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Derivatives risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

INDEX ALLOCATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks long term growth of capital. Current income is also a consideration.

Investment Strategies:	Under normal market conditions, the Fund operates as a fund of funds and invests in a number of the other index Funds of JHT (“Underlying Funds”). The Fund invests approximately 70% of its total assets in Underlying Funds which invest primarily in equity securities and approximately 30% of its total assets in Underlying Funds which invest primarily in fixed income securities.

The Underlying Funds eligible for purchase by the Fund are the 500 Index Trust, the Mid Cap Index Trust, the Small Cap Index Trust, the International Equity Index Trust A and the Bond Index Trust A. The Underlying Funds are grouped according to whether they invest primarily in fixed income securities or equity securities. The Underlying Fund investing primarily in fixed income securities is the Bond Index Trust A. All other Underlying Funds invest primarily in equities securities.

The Fund may invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the Fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between the two types of Underlying Funds (fixed income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 30% of assets in fixed income securities and 70% of assets in equity securities, the Fund may have a fixed income/equity allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the Fund or to achieve the Fund’s objective.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying

Funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the Fund. Such adjustments may be made to increase or decrease the Fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisers. The Fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Fund in which it invests.

The Fund purchases only NAV shares of the Underlying Funds. (NAV shares are not subject to any Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions
The Fund is not authorized to use any of the various investment strategies referred to under “Hedging, Derivatives and Other Strategic Transactions.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II :

6.6%

2007

Best Quarter:	4.00% (Quarter ended 06/30/2007) Worst Quarter -1.28% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series II	6.55%	8.51%	02/10/2006
Combined IndexA,B	6.06%	8.63%

A The Combined Index is made up of 70% of the S&P 500 and 30% of the Lehman Brothers Aggregate Bond Index.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

LIFECYCLE 2010 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2010.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2015 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2015.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2020 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2020.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2025 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2025.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2030 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2030.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2035 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2035.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2040 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2040.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2045 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2045.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2050 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2050.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE RETIREMENT TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	-Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.
•	-MFC Global Investment Management (U.S.) LLC provides sub-subadvisory services to the Fund.

Investment Objective:	Seeks maximum real return, consistent with the preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Fund invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In employing its investment strategies for the Fund, the subadviser attempts to achieve a total rate of return that will support an inflation-adjusted average annual withdrawal rate of 6% of initial investment (before fees) over a long-term time horizon (approximately 30 years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and subadviser do not represent or guarantee that the Fund will meet this total return goal or achieve positive returns every year.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFESTYLE AGGRESSIVE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Long-term growth of capital. Current income is not a consideration.

Investment Strategies:	The Fund operates as a fund of funds and invests 100% of its assets in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds which invest primarily in equity securities and Underlying Funds which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity Underlying Funds, the Fund may have an equity/fixed-income Underlying Fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The assets of the Fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Fund’s holdings of particular asset classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Fund may invest in various Underlying Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

4.8%	14.6%	-5.1%	-13.8%	-20.7%	34.9%	16.1%	10.6%	15.5%	8.6%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	18.07% (Quarter ended 06/30/2003) Worst Quarter -18.84% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	8.55%	16.77%	5.38%	01/07/1997
Series IIA	8.31%	16.63%	5.32%	01/28/2002
Series NAVB	8.55%	16.79%	5.39%	04/29/2005
S&P 500 Index	5.49%	12.83%	5.91%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

LIFESTYLE BALANCED TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 40% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 60% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds which invest primarily in equity securities and Underlying Funds which invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation of approximately 60% of assets in equity Underlying Funds and 40% in fixed-income Underlying Funds, the Fund may have an equity/fixed-income Underlying Funds allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The assets of the Fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

5.7%	12.4%	2.3%	-4.8%	-10.0%	24.0%	13.5%	6.9%	12.7%	6.5%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	11.62% (Quarter ended 06/30/2003) Worst Quarter -10.36% (Quarter ended 09/30/1998)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	6.47%	12.54%	6.51%	01/07/1997
Series IIA	6.26%	12.40%	6.45%	01/28/2002
Series NAVB	6.52%	12.57%	6.53%	04/29/2005
S&P 500 Index	5.49%	12.83%	5.91%
Combined IndexC	6.22%	9.51%	6.26%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

LIFESTYLE CONSERVATIVE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	A high level of current income with some consideration given to growth of capital.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 80% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 20% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity Underlying Funds and 60% in fixed-income Underlying Funds, the Fund may have an equity/fixed income Underlying Fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The assets of the Fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of theses Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of theses Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

10.2%	4.2%	7.5%	3.3%	1.8%	11.5%	8.6%	2.9%	8.4%	5.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	5.64% (Quarter ended 06/30/2003) Worst Quarter -2.08% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	5.38%	7.31%	6.33%	01/07/1997
Series IIA	5.17%	7.17%	6.26%	01/28/2002
Series NAVB	5.35%	7.33%	6.34%	04/29/2005
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%
Combined IndexC	6.77%	6.14%	6.17%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

LIFESTYLE GROWTH TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Long-term growth of capital. Current income is also a consideration.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 20% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 80% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity Underlying Funds and 20% in fixed-income Underlying Funds, the Fund may have an equity/fixed income Underlying Fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The assets of the Fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

6.1%	16.5%	-3.2%	-9.2%	-15.8%	29.6%	14.6%	8.7%	13.5%	7.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	14.90% (Quarter ended 06/30/2003) Worst Quarter -14.50% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	7.44%	14.49%	6.06%	01/07/1997
Series IIA	7.26%	14.34%	5.99%	01/28/2002
Series NAVB	7.55%	14.53%	6.08%	04/29/2005
S&P 500 Index	5.49%	12.83%	5.91%
Combined IndexC	5.88%	11.18%	6.14%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

LIFESTYLE MODERATE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	A balance between a high level of current income and growth of capital, with a greater emphasis on income.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 60% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 40% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity Underlying Funds and 60% in fixed-income Underlying Funds, the Fund may have an equity/fixed income Underlying Fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The assets of the Fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

9.8%	7.8%	3.9%	-1.1%	-4.1%	17.8%	11.0%	4.2%	10.4%	5.3%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	8.71% (Quarter ended 06/30/2003) Worst Quarter -5.57% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	5.29%	9.64%	6.34%	01/07/1997
Series IIA	5.08%	9.52%	6.28%	01/28/2002
Series NAVB	5.34%	9.67%	6.35%	04/29/2005
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%
Combined IndexC	6.52%	7.83%	6.27%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

INDEX FUNDS

500 INDEX TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the Fund’s investments in certain instruments, such as index futures, total return swaps and ETFs have similar economic characteristics as securities that are in the S&P 500 Index. As of February 29, 2008, the market capitalizations of companies included in the S&P 500 Index ranged from $744 million to $468.288 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

An investment in the Fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

The Fund may invest in futures contracts and Depository Receipts. The Fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the SAI.

Use of Hedging and Other Strategic Transactions
The Fund may invest in futures contracts and Depository Receipts. The Fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the SAI.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-12.4%	-22.5%	28.0%	10.3%	4.3%	15.3%	4.9%

2001	2002	2003	2004	2005	2006	2007

Best Quarter:	15.32% (Quarter ended 06/30/2003) Worst Quarter -17.43% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	4.90%	12.22%	1.16%	05/01/2000
Series IIA	4.73%	12.01%	1.02%	01/28/2002
Series IIIB	5.03%	11.96%	1.01%	10/31/2005
S&P 500 IndexC	5.49%	12.83%	1.69%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B Series NAV shares were first offered on October 31, 2005. For periods prior to October 31, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than series NAV shares. Had the performance for periods prior to October 31, 2005 reflected series NAV expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

500 INDEX TRUST B

(NAV shares only)

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the Fund’s investments in certain instruments, such as index futures, total return swaps and ETFs have similar economic characteristics as securities that are in the S&P 500 Index. As of February 29, 2008, the market capitalizations of companies included in the S&P 500 Index ranged from $744 million to $468.29 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

An investment in the Fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Use of Hedging and Other Strategic Transactions
The Fund may invest in futures contracts and Depository Receipts. The Fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the SAI.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

28.4%	21.1%	-9.2%	-12.0%	-22.3%	28.4%	10.7%	4.6%	15.6%	5.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	21.27% (Quarter ended 12/31/1998) Worst Quarter -17.33% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	5.25%	12.59%	5.75%	05/01/1996
S&P 500 Index	5.49%	12.83%	5.91%

A The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Equity Index Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Equity Index Fund, the Fund’s predecessor. These shares were first issued on May 1, 1996.

INTERNATIONAL EQUITY INDEX TRUST A

(Series I and Series II Are Available for Sale) (NAV Shares are Available for sale to the Lifestyle Trusts, the Index Allocation Trust and the Absolute Return Trust)

Subadviser:	SSgA Funds Management, Inc.

Investment Objective:	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International (“MSCI”) All CountryWorld Excluding U.S. Index. As of February 29, 2008, the market capitalization range of the Index was $56 million to $309 billion.

The Fund differs from an actively managed fund. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The Fund attempts to match the performance of the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”) by holding all, or a representative sample, of the securities that comprise the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track their target index closely, typically will be unable to match the performance of the index exactly.

The subadviser employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes in the composition as soon as practicable.

The Fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain ETFs, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the International Equity Index Trusts may invest in stock index futures to manage cash flow.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

16.2%	25.9%	15.4%

2005	2006	2007

Best Quarter:	11.68% (Quarter ended 09/30/2005) Worst Quarter -1.34% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series IA	15.37%	20.83%	05/03/2004
Series IIA	15.11%	20.58%	05/03/2004
Series NAVB	15.43%	18.08%	02/10/2006
MSCI AC World Ex US IndexC	17.10%	22.14%

A The Series I and Series II shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of Series I and Series II of the International Equity Index Fund of John Hancock Variable Series Trust I in exchange for Series I and Series II shares of the International Equity Index Trust A pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the performance of the Series I or Series II shares of the John Hancock Variable Series Trusts Fund, the Fund’s predecessor. The performance of the Series I and Series II shares of the John Hancock Variable Series Trusts Fund includes the actual performance of those shares from the date they commenced operations, May 3, 2004.
B Series NAV shares were first issued on February 10, 2006. For periods prior to February 10, 2006, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV shares expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

INTERNATIONAL EQUITY INDEX TRUST B

(NAV Shares Only)

Subadviser:	SSgA Funds Management, Inc.

Investment Objective:	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International (“MSCI”) All CountryWorld Excluding U.S. Index. As of February 29, 2008, the market capitalization range of the Index was $56 million to $309 billion.

The Fund differs from an actively managed fund. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The Fund attempts to match the performance of the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”) by holding all, or a representative sample, of the securities that comprise the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track their target index closely, typically will be unable to match the performance of the index exactly.

The subadviser employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes in the composition as soon as practicable.

The Fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain ETFs, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the International Equity Index Trusts may invest in stock index futures to manage cash flow.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk

•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

20.8%	30.9%	-17.4%	-20.3%	-15.2%	42.0%	20.2%	16.6%	27.4%	15.8%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	20.91% (Quarter ended 12/31/1998) Worst Quarter -20.18% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	15.76%	24.03%	9.99%	05/02/1988
MSCI AC World Ex US Index	17.10%	24.51%	10.09%

A The Series NAV shares of the Fund were first issued on March 25, 2004 in connection with JHT’s acquisition on that date of all the assets of the NAV shares of the International Equity Index Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to March 25, 2004 reflects the actual performance of the NAV shares of the John Hancock Variable Series Trusts International Equity Index Fund, the Fund’s predecessor. These shares were first issued on May 2, 1988.

MID CAP INDEX TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 400 Mid Cap Index and (b) securities (which may or may not be included in the S&P Mid Cap 400 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2008, the market capitalizations of companies included in the S&P 400 Mid Cap Index ranged from $302 million to $11.13 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the S&P 400 Mid Cap Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

The Fund may invest in futures contracts and Depository Receipts. The Fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the SAI.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Issuer risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-1.7%	-15.2%	34.6%	15.8%	12.0%	9.7%	7.6%

2001	2002	2003	2004	2005	2006	2007

Best Quarter:	17.71% (Quarter ended 12/31/2001) Worst Quarter -16.75% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	7.57%	15.56%	8.28%	05/01/2000
Series IIA	7.39%	15.34%	8.14%	01/28/2002
Series NAVB	7.61%	15.58%	8.30%	04/29/2005
S&P MidCap 400 IndexC	7.97%	16.19%	9.07%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

SMALL CAP INDEX TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund invests, at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Russell 2000 Index and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2008, the market capitalizations of companies included in the Russell 2000 Index ranged from $25 million to $7.68 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Issuer risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

1.5%	-21.5%	45.8%	17.3%	3.9%	17.6%	-2.2%

2001	2002	2003	2004	2005	2006	2007

Best Quarter:	22.77% (Quarter ended 06/30/2003) Worst Quarter -21.83% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	-2.16%	15.38%	5.66%	05/01/2000
Series IIA	-2.35%	15.13%	5.52%	01/28/2002
Series NAVB	-2.07%	15.42%	5.69%	04/29/2005
Russell 2000 IndexC	-1.57%	16.25%	6.54%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

TOTAL BOND MARKET TRUST A

(Series I, Series II and NAV shares)

Subadviser:	Declaration Management & Research LLC

Investment Objective:	To seek to track the performance of the Lehman Brothers Aggregate Bond Index (which represents the U.S. investment grade bond market).

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Lehman Brothers Aggregate Bond Index.

The Fund is an index fund which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The Fund, however, seeks to mirror the performance of their target indices, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The Fund attempts to match the performance of the Lehman Brothers Aggregate Bond Index by holding a representative sample of the securities that comprise the Lehman Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The Fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Lehman Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Lehman Index.

The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
•	Corporate bonds, both U.S. and foreign (if dollar denominated); and
•	Foreign government and agency securities (if dollar denominated).

The subadviser selects securities to match, as closely as practicable, the Lehman Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Lehman Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The Fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

6.6%

2007

Best Quarter:	2.98% (Quarter ended 12/31/2007) Worst Quarter -0.79% (Quarter ended 06/30/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	6.59%	5.42%	02/10/2006
Series NAV	6.63%	5.55%	02/10/2006
Lehman Brothers Aggregate Bond IndexA	6.97%	6.11%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

TOTAL BOND MARKET TRUST B

(NAV Shares Only)

Subadviser:	Declaration Management & Research LLC

Investment Objective:	To seek to track the performance of the Lehman Brothers Aggregate Bond Index (which represents the U.S. investment grade bond market).

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Lehman Brothers Aggregate Bond Index.

The Fund is an index fund which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The Fund, however, seeks to mirror the performance of their target indices, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The Fund attempts to match the performance of the Lehman Brothers Aggregate Bond Index by holding a representative sample of the securities that comprise the Lehman Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The Fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Lehman Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Lehman Index.

The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
•	Corporate bonds, both U.S. and foreign (if dollar denominated); and
•	Foreign government and agency securities (if dollar denominated).

The subadviser selects securities to match, as closely as practicable, the Lehman Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Lehman Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The Fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

-2.6%	11.8%	7.8%	10.0%	3.6%	4.0%	2.4%	4.1%	7.1%

1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	4.81% (Quarter ended 09/30/2002) Worst Quarter -2.52% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAVA	7.13%	4.24%	5.66%	05/01/1998
Lehman Brothers Aggregate Bond IndexB	6.97%	4.42%	5.96%

A The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Bond Index Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Bond Index Fund, the Fund’s predecessor. These shares were first issued on May 1, 1998.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

TOTAL STOCK MARKET INDEX TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund invests, at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Dow Jones Wilshire 5000 Index and (b) securities (which may or may not be included in the Dow Jones Wilshire 5000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2008, the market capitalizations of companies included in the Dow Jones Wilshire 5000 Index ranged from less than $25 million to $468.29 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the Dow Jones Wilshire 5000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Issuer risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-11.4%	-21.3%	30.5%	11.7%	5.7%	15.3%	5.2%

2001	2002	2003	2004	2005	2006	2007

Best Quarter:	16.26% (Quarter ended 06/30/2003) Worst Quarter -16.74% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	5.18%	13.33%	2.10%	05/01/2000
Series IIA	4.99%	13.12%	1.97%	01/28/2002
Series NAVB	5.19%	13.36%	2.12%	04/29/2005
DJ Wilshire 5000 IndexC	5.74%	14.07%	2.58%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

AMERICAN FEEDER FUNDS

AMERICAN ASSET ALLOCATION TRUST
AMERICAN BLUE CHIP INCOME AND GROWTH TRUST
AMERICAN BOND TRUST
AMERICAN GLOBAL GROWTH TRUST
AMERICAN GLOBAL SMALL CAPITALIZATION TRUST
AMERICAN GROWTH TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN HIGH-INCOME BOND TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN NEW WORLD TRUST

Master-Feeder Structure
Each of the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust (the “JHT Feeder Funds”), operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each invests in a “master fund” which in turn purchases investment securities. Each JHT Feeder Fund has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series (“American Funds Master Funds”). Each JHT Feeder Fund’s master fund is listed below:

JHT Feeder Fund	American Fund Master Fund

American Asset Allocation Trust	Asset Allocation Fund (Class 1 shares)
American Blue Chip Income and Growth Trust	Blue Chip Income and Growth Fund (Class 1 shares)*
American Bond Trust	Bond Fund (Class 1 shares)
American Global Growth Trust	Global Growth Fund (Class 1 shares)
American Global Small Capitalization Trust	Global Small Capitalization Fund (Class 1 shares)
American Growth Trust	Growth Fund (Class 1 shares)*
American Growth-Income Trust	Growth-Income Fund (Class 1 shares)*
American High-Income Bond Trust	High-Income Bond Fund (Class 1 shares)*
American International Trust	International Fund (Class 1 shares)*
American New World Trust	New World Fund (Class 1 shares)

*Prior to April 28, 2008, the American Blue Chip Income and Growth Trust, the American Growth Trust, the American Growth-Income Trust, the American High-Income Bond Trust and the American International Trust invested in Class 2 shares of the corresponding American Fund Master Fund which is subject to a 0.25% Rule 12b-1 fee. Effective April 28, 2008 each of these JHT Feeder Funds commenced investing in Class 1 shares of the corresponding American Fund Master Fund which is not subject to a Rule 12b-1 fee and increased the Rule 12b-1 fee for each class of shares of the JHT Feeder Fund by 0.25% to the following rates: 0.75% for Series II shares, 0.60% for Series I shares and 0.25% for Series III shares.

The prospectus for the American Fund Master Funds is delivered together with this Prospectus.

Series I shares of the JHT Feeder Funds are only available for sale to separate accounts that are used to support variable life insurance policies issued by certain insurance companies affiliated with the Adviser.

Investment Objectives and Strategies
Each JHT Feeder Fund has a stated investment objective which is the same as the objective of the American Fund Master Fund in which it invests. Each American Fund Master Fund pursues this objective through separate investment strategies or policies. There can be no assurance that JHT Feeder Fund or the American Fund Master Fund will achieve its investment objective. The differences in objectives and policies among the American Fund Master Funds can be expected to affect the return of JHT Feeder Fund and the degree of market and financial risk to which each JHT Feeder Fund is subject. Additional information about JHT Feeder Funds’ and American Fund Master Fund’s investment policies is set forth below under “Additional Information About Each JHT Feeder Fund’s and each American Fund Master Fund’s Investments — Additional Investment Policies.” The investment objective of each JHT Feeder Fund is nonfundamental (i.e., the objective may be changed without the approval of shareholders).

More complete descriptions of certain other instruments in which the JHT Feeder Funds may invest are set forth in the SAI.

Portfolio Turnover.  Portfolio changes of the American Fund Master Funds will be made without regard to the length of time particular investments may have been held. Unless otherwise noted in the following descriptions, each American Fund Master

Fund anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the American Fund Master Fund. The portfolio turnover rate of each American Fund Master Fund may vary from year to year, as well as within a year.

Additional Information About Each JHT Feeder Fund’s and Each American Fund Master Fund’s Investments

Master-Feeder Structure

Each master fund may have other shareholders, each of whom will pay their proportionate share of the master fund’s expenses. A large shareholder of a master fund could have more voting power than a JHT Feeder Fund on matters of a master fund submitted to shareholder vote. In addition, a large redemption by another shareholder of the master fund may increase the proportionate share of the costs of the master fund borne by the remaining shareholders of the master fund, including JHT Feeder Fund.

Each JHT Feeder Fund has the right to withdraw its entire investment from its corresponding master fund without shareholder approval if the Board determines that it is in the best interest of JHT Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action should be taken which may include: (a) investing all of the assets of the JHT Feeder Funds in another master fund, (b) electing to have another adviser manage the assets directly (either as an adviser to the JHT Feeder Funds or as a subadviser to the JHT Feeder Funds with John Hancock Investment Management Services, LLC as the adviser) or (c) taking other appropriate action. A withdrawal by a JHT Feeder Fund of its investment in the corresponding master fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the JHT Feeder Fund. Should such a distribution occur, the JHT Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a JHT Feeder Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of JHT Feeder Fund.

Because each JHT Feeder Fund invests substantially all of its assets in a master fund, each JHT Feeder Fund will bear the fees and expenses of both the JHT Feeder Fund and the master fund. Therefore, JHT Feeder Fund fees and expenses may be higher than those of a fund which invests directly in securities.

Repurchase Agreements

Each of the JHT Feeder Funds may enter into repurchase agreements. Information regarding repurchase agreements is set forth under “Additional Information about the Funds’ Principal Investment Policies — Repurchase Agreements.”

Additional Investment Policies

Additional investment policies of the master funds are set forth in the statement of additional information of the master fund which is available upon request.

Advisory Arrangements

Because the JHT Feeder Funds are feeder funds, they do not have an investment adviser. See the master funds’ prospectus for a description of the master funds’ advisory arrangements.

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to each American Fund Master Fund and to other mutual funds, including those in The American Funds Group. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. CRMC manages the investment portfolio and business affairs of each American Fund Master Fund.

The total management fee paid by each master fund, as a percentage of average net assets, for the fiscal year ended 12/31/2007 is as follows:

Asset Allocation Fund	0.31%*
Blue Chip Income and Growth Fund	0.41%*
Bond Fund	0.40%*
Global Growth Fund	0.53%*
Global Small Capitalization Fund	0.70%*
Growth Fund	0.32%*
Growth-Income Fund	0.26%*
High-Income Bond Fund	0.47%*
International Fund	0.49%*
New World Fund	0.76%*

* CRMC is waiving a portion of its management fee. The fee shown does not reflect the waiver. Please see the financial highlights table in the American Funds prospectus or annual report for further information.

AMERICAN ASSET ALLOCATION TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody’s and BB or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The master fund is designed for investors seeking above-average total return.

In seeking to pursue its investment objective, the master fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the master fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% — 80% in equity securities, 20% — 50% in debt securities and 0% — 40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and not included in S&P’s 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

12.3%	6.4%	3.8%	0.0%	-12.8%	21.2%	7.7%	8.6%	14.1%	6.0%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	12.04% (Quarter ended 6/30/2003) Worst Quarter -12.45% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	5.99%	11.40%	6.38%	08/01/1989
Series IIIB	5.99%	11.40%	6.38%	08/01/1989
Combined IndexC	6.22%	9.51%	6.26%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series and the master fund in which the American Asset Allocation Trust invests. The performance of the Class 1 shares of the Asset Allocation Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American Asset Allocation Trust. The Class 1 shares of the Asset Allocation Fund were first issued on August 1, 1989.
B Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the Asset Allocation Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series and the master fund in which the American Asset Allocation Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III shares expenses, performance would be higher.
C The combined Index represents 60% of the Standard & Poor’s 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor’s 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series. The master fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The master fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The master fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIB:

-23.6%	29.9%	9.1%	6.7%	16.8%	1.5%

2002	2003	2004	2005	2006	2007

Best Quarter:	16.93% (Quarter ended 6/30/2003) Worst Quarter -20.65% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IA	1.65%	12.57%	4.24%	07/05/2001
Series IIB	1.48%	12.40%	4.08%	07/05/2001
Series IIIC	1.48%	12.40%	4.08%	07/05/2001
S&P 500 IndexD	5.49%	12.83%	4.74%

A Series I shares were first offered on July 9, 2003. For periods prior to this date, the performance shown is the performance of the Series II shares of the American Blue Chip Income and Growth Trust, including, for periods prior to the inception of the Series II shares, the performance of the Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Blue Chip Income and Growth Trust invests, adjusted to reflect Series II share expenses. Series I shares have lower expenses than Series II shares. Had the performance shown for periods prior to July 9, 2003 reflected Series I share expenses, performance would be higher.
B Series II shares were first offered on May 5, 2003. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Blue Chip Income and Growth Trust invests. The performance of the Class 2 shares of the Blue Chip Income and Growth Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American Blue Chip Income and Growth Trust. The Class 2 shares of the Blue Chip Income and Growth Fund were first issued on July 5, 2001.
C Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the American Blue Chip Income and Growth Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Blue Chip Income and Growth Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.
D The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

AMERICAN BOND TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to maximize current income and preserve capital.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Bond Fund, a series of American Funds Insurance Series. The master fund normally invests at least 80% of its net assets (plus borrowing for investment purposes) in bonds. The master will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds that are rated Ba or below by Moody’s and BB or below by S&P or that are unrated but determined to be of equivalent quality (so called “junk bonds”). It may invest in bonds of issuers domiciled outside the United States.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIB:

3.6%	2.0%	4.4%	7.7%	3.5%	12.2%	5.2%	1.1%	6.5%	2.8%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	4.96% (Quarter ended 12/31/2002) Worst Quarter -1.90% (Quarter ended 6/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	2.96%	5.64%	5.01%	01/02/1996
Series IIB	2.76%	5.49%	4.86%	01/02/1996
Series IIIC	2.76%	5.49%	4.86%	01/02/1996
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

A Series I shares were first offered on November 1, 2005. For periods prior to this date, the performance shown is the performance of the Series II shares of the American Bond Trust, including, for periods prior to the inception of the Series II shares, the performance of the Class 2 shares of the Bond Fund, a series of American Funds Insurance Series and the master fund in which the American Bond Trust invests, adjusted to reflect Series II share expenses. Series I shares have lower expenses than Series II shares. Had the performance shown for periods prior to July 9, 2003 reflected Series I share expenses, performance would be higher.
B Series II shares were first offered on July 29, 2005. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the Bond Fund, a series of American Funds Insurance Series and the master fund in which the American Bond Trust invests. The performance of the Class 2 shares of the Bond Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American Bond Trust. The Class 2 shares of the Bond Fund were first issued on January 2, 1996.

C Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the American Bond Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the Bond Fund, a series of American Funds Insurance Series and the master fund in which the American Bond Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.

AMERICAN GLOBAL GROWTH TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Global Growth Fund, a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies (including small and medium sized companies) located around the world. The Global Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Global Growth Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

28.1%	68.8%	-19.3%	-14.6%	-15.1%	34.6%	13.0%	13.5%	19.8%	14.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	40.81% (Quarter ended 12/31/1999) Worst Quarter -20.54% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	14.21%	18.76%	11.56%	04/30/1997
Series IIIB	14.21%	18.76%	11.56%	04/30/1997
Lipper Global Fund Index	9.28%	17.10%	7.78%
MSCI World Index	7.09%	14.93%	5.43%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Global Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Global Growth Trust invests. The performance of the Class 1 shares of the Global Growth Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American Global Growth Trust. The Class 1 shares of the Global Growth Fund were first issued on April 30, 1997.
B Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the Global Growth Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the Global Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Global Growth Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.

AMERICAN GLOBAL SMALL CAPITALIZATION TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Global Small Capitalization Fund, a series of American Funds Insurance Series. The Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. Normally, the Global Small Capitalization Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase.

The Global Small Capitalization Fund holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less. The adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Global Small Capitalization Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

90.4%	-17.0%	-13.3%	-19.4%	52.8%	20.2%	24.7%	23.4%	20.7%

1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	28.73% (Quarter ended 12/31/1999) Worst Quarter -28.31% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	20.69%	27.83%	14.95%	04/30/1998
Series IIIB	20.69%	27.83%	14.95%	04/30/1998
S&P/Citigroup Global ex US <2 Billion IndexC	14.84%	29.65%	12.37%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Global Small Capitalization Fund, a series of American Funds Insurance Series and the master fund in which the American Global Small Capitalization Trust invests. The performance of the Class 1 shares of the Global Small Capitalization Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American Global Small Capitalization Trust. The Class 1 shares of the Global Small Capitalization Fund were first issued on April 30, 1998.
B Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the Global Small Capitalization Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the Global Small Capitalization Fund, a series of American Funds Insurance Series and the master fund in which the American Global Small Capitalization Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

AMERICAN GROWTH TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Growth Fund, a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada.

In seeking to pursue its investment objective, the Fund may invest in the securities of issuers representing a broad range of market capitalizations. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIB:

34.2%	56.1%	3.7%	-18.8%	-25.0%	36.0%	11.9%	15.6%	9.6%	11.7%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	30.48% (Quarter ended 12/31/1999) Worst Quarter -27.32% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	11.93%	16.81%	11.37%	02/08/1984
Series IIB	11.73%	16.63%	11.20%	02/08/1984
Series IIIC	11.73%	16.63%	11.20%	02/08/1984
S&P 500 Index	5.49%	12.83%	5.91%

A Series I shares were first offered on July 9, 2003. For periods prior to this date, the performance shown is the performance of the Series II shares of the American Growth Trust, including, for periods prior to the inception of the Series II shares, the performance of the Class 2 shares of the Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Growth Trust invests, adjusted to reflect Series II share expenses. Series I shares have lower expenses than Series II shares. Had the performance shown for periods prior to July 9, 2003 reflected Series I share expenses, performance would be higher.
B Series II shares were first offered on May 5, 2003. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Growth Trust invests. The performance of the Class 2 shares of the Growth Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American Growth Trust. The Class 2 shares of the Growth Fund were first issued on February 8, 1984.
C Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the American Growth Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Growth Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.

AMERICAN GROWTH-INCOME TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investments grow and to provide the shareholder with income over time.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Growth-Income Fund, a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor’s 500 Composite Index.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIB:

17.2%	10.4%	7.2%	1.8%	-19.0%	31.6%	9.8%	5.3%	14.6%	4.5%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	18.63% (Quarter ended 12/31/1998) Worst Quarter -18.86% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	4.64%	12.95%	7.93%	02/08/1984
Series IIB	4.48%	12.78%	7.76%	02/08/1984
Series IIIC	4.48%	12.78%	7.76%	02/08/1984
S&P 500 Index	5.49%	12.83%	5.91%

A Series I shares were first offered on July 9, 2003. For periods prior to this date, the performance shown is the performance of the Series II shares of the American Growth-Income Trust, including, for periods prior to the inception of the Series II shares, the performance of the Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series and the master fund in which the American Growth-Income Trust invests, adjusted to reflect Series II share expenses. Series I shares have lower expenses than Series II shares. Had the performance shown for periods prior to July 9, 2003 reflected Series I share expenses, performance would be higher.
B Series II shares were first offered on May 5, 2003. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series and the master fund in which the American Growth-Income Trust invests. The performance of the Class 2 shares of the Growth-Income Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American Growth-Income Trust. The Class 2 shares of the Growth-Income Fund were first issued on February 8, 1984.
C Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the American Growth-Income Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series and the master fund in which the American Growth-Income Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.

AMERICAN HIGH-INCOME BOND TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to provide a high level of current income and, secondarily, capital appreciation.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the High-Income Bond Fund, a series of American Funds Insurance Series. The High-Income Bond Fund invests at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody’s or BB or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.”

The High-Income Bond Fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the High-Income Bond Fund invests at least 80% of its assets in bonds and other debt securities (this policy is subject to change upon 60 days’ notice to shareholders). The High-Income Bond Fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation.

The High-Income Bond Fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-0.3%	5.0%	-3.8%	7.2%	-2.2%	28.8%	9.0%	1.7%	10.1%	0.7%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	10.62% (Quarter ended 12/31/2002) Worst Quarter -9.21% (Quarter ended 6/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	0.69%	9.62%	5.27%	02/08/1984
Series IIIB	0.69%	9.62%	5.27%	02/08/1984
Merrill US High Yield Master II Index	2.24%	10.76%	5.52%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the High-Income Bond Fund, a series of American Funds Insurance Series and the master fund in which the American High-Income Bond Trust invests. The performance of the Class 1 shares of the High-Income Bond Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American High-Income Bond Trust. The Class 1 shares of the High-Income Bond Fund were first issued on June 17, 1999.
B Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the High-Income Bond Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the High-Income Bond Fund, a series of American Funds Insurance Series and the master fund in which the American High-Income Bond Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.

AMERICAN INTERNATIONAL TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the International Fund, a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIB:

20.0%	74.7%	-22.6%	-20.5%	-15.5%	34.0%	18.7%	20.9%	18.3%	19.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	42.07% (Quarter ended 12/31/1999) Worst Quarter -19.81% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	19.58%	22.34%	11.79%	05/01/1990
Series IIB	19.41%	22.15%	11.62%	05/01/1990
Series IIIC	19.41%	22.15%	11.62%	05/01/1990
MSCI EAFE Index	11.62%	22.08%	9.04%

A Series I shares were first offered on July 9, 2003. For periods prior to this date, the performance shown is the performance of the Series II shares of the American International Trust, including, for periods prior to the inception of the Series II shares, the performance of the Class 2 shares of the International Fund, a series of American Funds Insurance Series and the master fund in which the American International Trust invests, adjusted to reflect Series II share expenses. Series I shares have lower expenses than Series II shares. Had the performance shown for periods prior to July 9, 2003 reflected Series I share expenses, performance would be higher.
B Series II shares were first offered on May 5, 2003. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the International Fund, a series of American Funds Insurance Series and the master fund in which the American International Trust invests. The performance of the Class 2 shares of the International Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American International Trust. The Class 2 shares of the International Fund were first issued on May 1, 1990.
C Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the American International Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the International Fund, a series of American Funds Insurance Series and the master fund in which the American International Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.

AMERICAN NEW WORLD TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the New World Fund, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The New World Fund is designed for investors seeking capital appreciation. Investors in the New World Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in what the subadviser deems qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the New World Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco, Oman, Panama, Peru, the Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey and Venezuela.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-13.1%	-4.7%	-6.2%	38.5%	18.2%	20.2%	31.9%	31.4%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	15.44% (Quarter ended 06/30/2003) Worst Quarter -16.12% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	31.39%	27.81%	14.28%	06/17/1999
Series IIIB	31.39%	27.81%	14.28%	06/17/1999
MSCI AC World IndexC	11.66%	18.24%	5.31%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the New World Fund, a series of American Funds Insurance Series and the master fund in which the American New World Trust invests. The performance of the Class 1 shares of the New World Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American New World Trust. The Class 1 shares of the New World Fund were first issued on June 17, 1999.
B Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the New World Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the New World Fund, a series of American Funds Insurance Series and the master fund in which the American New World Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS

Certain Funds of Funds may directly:

•	Purchase U.S. government securities and short-term paper.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (“1940 Act”), subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser, including Exchange Traded Funds, subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase securities of registered closed-end investment companies.
•	Invest in equity securities that may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.
•	Invest in fixed income securities that may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed income securities rated below investment grade (sometimes referred to as “junk bonds”).
•	Invest up to 15% of its net assets in illiquid securities, including securities issued by limited partnerships and other pooled investment vehicles, including hedge funds.
•	Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that the Fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.
•	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodity-linked derivatives.
•	Purchase and sell commodities and enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.

A Fund may use various investment strategies such as hedging and other related transactions. For example, a Fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a Fund. In addition, these strategies may be used to gain exposure to a particular securities market. A Fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in the SAI.

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Fund’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’
PRINCIPAL RISKS AND INVESTMENT POLICIES

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk

A Fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange Traded Funds risk (“ETFs”)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of Funds risk

A Fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Fund’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. A Fund is subject to the same risks as the Underlying Funds in which it invests. The Fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent a Fund invests in these securities directly or engages in hedging and other strategic transactions, the Fund will be subject to the same risks. As a Fund’s asset mix becomes more conservative, the Fund becomes more susceptible to risks associated with fixed-income securities.

Investment Company Securities risk

Each Fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end Funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities. See “Risk Factors Fund of Funds Risk” in the SAI for further information regarding investments in other investment companies.

Short Sales risk

Short sales involve costs and risk.  The Fund must pay the lender interest on the securities it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed securities.

Target Allocation risk

The Lifecycle Funds have target allocations between equity and fixed income securities. The initial target allocation for the Funds are: Lifecycle 2010 Trust is 58% equity securities and 42% fixed income securities; Lifecycle 2015 Trust is 70% equity securities and 30% fixed income securities; Lifecycle 2020 Trust is 81% equity securities and 19% fixed income securities; Lifecycle 2025 Trust is 89% equity securities and 11% fixed income securities; Lifecycle 2030 Trust is 95% equity securities and 5% fixed income securities; Lifecycle 2035 Trust is 98% equity securities and 2% fixed income securities; Lifecycle 2040 Trust is 100% equity securities and 0% fixed income securities; Lifecycle 2045 Trust is 100% equity securities and 0% fixed income securities; Lifecycle 2050 Trust is 100% equity securities and 0% fixed income securities. When a Fund has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” Over time, as a Fund gets closer to its target date the Fund’s asset mix becomes more conservative as it contains more fixed income and short-term fixed income securities. The risks associated with fixed income and short-term fixed income securities are explained under “Interest Rate Risk,” “Credit and Counterparty Risk” and “Lower Rated Fixed Income Securities Risk.” A Fund’s transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Fund may be a primary source of income for an investor after retirement.

Retirement Target Allocation risk

The target allocation for the Lifecycle Retirement Trust is 50% equity securities and 50% fixed income securities. When the Fund has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity Securities Risk.” The risks associated with fixed income and short-term fixed income securities are explained under “Interest rate risk,” “Credit and Counterparty Risk” and “Lower Rated Fixed Income Securities Risk.”

ADDITIONAL INFORMATION ABOUT
THE FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES

Risks of Investing in Certain Types of Securities

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active Management risk

Funds that are not index funds are actively managed by their subadvisers. The performance of a Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a Fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the Funds could underperform other mutual funds with similar investment objectives or lose money.

Arbitrage Securities and Distressed Companies risk

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a Fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Convertible Securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security, Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities generally entail less risk than its common stock. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and typically are unrated or rated lower than such debt obligations.

Credit and Counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (“OTC”) derivatives contract, see “Hedging, Derivatives and Other Strategic Transactions Risk,” or a borrower of a Fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of Fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Distressed Investments risk

Distressed investments include loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. If the subadviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, a Fund investing in such securities may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the Fund’s original investment.

Equity Securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Funds are invested in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value Investing Risk.  Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth Investing Risk.  Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange Traded Funds risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed Income Securities Risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest Rate Risk.  Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit Quality Risk.  Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than Funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment Grade Fixed Income Securities in the Lowest Rating Category Risk.  Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed Income Securities Risk and High Yield Securities Risk.  Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
•	Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on Subadviser’s Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed Income Securities.  Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities.  Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities Risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign Securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund’s investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in a foreign security. All Funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency Risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a Fund’s investments. Currency risk includes both the risk that currencies in which a Fund’s investments are traded, or currencies in which a Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a Fund’s currency exposure being substantially different than that suggested by its securities investments. All Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a Fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, Derivatives and Other Strategic Transactions risk

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised.

A Fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the Funds to various securities, markets and currencies without the Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments the Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a Funds contracts with a limited number of counterparties, the Fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund’s portfolio securities. If the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

High Portfolio Turnover risk

A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a Fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a Fund may vary from year to year, as well as within a year.

Index Management risk

Certain factors may cause a Fund that is an index Fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Fund’s performance being different than that of its index. Moreover, the Fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or Sector Investing risk

When a Fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual Funds and are far less diversified than the broad securities markets. This means that concentrated Funds tend to be more volatile than other mutual Funds, and the values of their investments tend to go up and down more rapidly. In addition, a Fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Banking Risk.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital Funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry Risk.  A Fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

Health Sciences Risk.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Insurance Risk.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies Risk.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications Risk.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology Related Risk.  A Fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and Small Company Risk.”

Utilities Risk.  Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial Public Offerings risk

Certain Funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity risk

A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for Funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Loan Participations risk

A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a Fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a Fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A Fund may have limited rights to enforce the terms of an underlying loan.

Medium and Small Company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all Funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Mortgage-Backed and Asset-Backed Securities risk

Mortgage-Backed Securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the Fund and not the purchase of shares of the Fund.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the Fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a Fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations.  A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-Diversified Fund risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain

Funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a Fund’s investment strategies or techniques may be more pronounced for these Funds than for Funds that are “diversified.”

Real Estate Securities risk

Investing in securities of companies in the real estate industry subjects a Fund to the risks associated with the direct ownership of real estate. These risks include:

•	Declines in the value of real estate;
•	Risks related to general and local economic conditions;
•	Possible lack of availability of mortgage funds;
•	Overbuilding;
•	Extended vacancies of properties;
•	Increased competition;
•	Increases in property taxes and operating expenses;
•	Changes in zoning laws;
•	Losses due to costs resulting from the clean-up of environmental problems;
•	Liability to third parties for damages resulting from environmental problems;
•	Casualty or condemnation losses;
•	Limitations on rents;
•	Changes in neighborhood values and the appeal of properties to tenants; and
•	Changes in interest rates.

Investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Therefore, for a Fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the Fund’s shares may change at different rates compared to the value of shares of a Fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Medium and Small Company Risk” for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short Sales risk

The Funds may make short sales of securities.  This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. A Fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Fund closes its short position or replaces a borrowed security, a Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Securities Lending risk

The Fund’s loans of portfolio securities may not exceed 33 1/3% of the value of the Fund’s total assets, measured at the time of the most recent loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

Additional Information About the Funds’ Principal Investment Policies

Subject to certain restrictions and except as noted below, a Fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A Fund may enter into foreign repurchase agreements.  Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A Fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities.  These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The Funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The Funds may enter into mortgage dollar rolls.  Under a mortgage dollar roll, a Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a Fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The Funds may only enter into covered rolls.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a Fund’s NAV per share, the Funds will cover the transaction as described above.

Repurchase Agreements

The Funds may enter into repurchase agreements.  Repurchase agreements involve the acquisition by a Fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The Funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Fund’s NAV per share, the Funds will cover the transaction as described above.

U.S. Government Securities

The Funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

Warrants

The Funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued Securities/Forward Commitments

A Fund may purchase or sell debt or equity securities on a “when-issued”, delayed-delivery or “forward commitment” basis. These terms mean that the Fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

MANAGEMENT OF JHT

Advisory Arrangements

John Hancock Investment Management Services, LLC (the “Adviser”) is the adviser to JHT. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of JHT. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all Funds. The Adviser does not itself manage any portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, the Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of each Fund, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement for each Fund (except those listed below) is available in the Fund’s annual report to shareholders for the year ended December 31, 2007. A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement for the Lifecycle Trusts, Core Allocation Plus Trust and Floating Rate Income Trust will be available in the Fund’s semi-annual report to shareholders for the six month period ended June 30, 2008.

JHT has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. JHT, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHT (other than by reason of serving as subadviser to a Fund) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

As compensation for its services, the Adviser receives a fee from JHT computed separately for each Fund. On September 22-23, 2005, the Trustees of JHT approved an amendment to JHT’s advisory agreement changing the method of calculating the advisory fees of most JHT Funds. This change, which is described below, became effective October 14, 2005.

Prior to the amendment to the advisory agreement, the advisory fee was stated as an annual percentage of the current value of a Fund’s net assets. Under the advisory agreement as amended, the amount of the advisory fee for most Funds is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates in the tables in Appendix A to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the Fund as well as of one or more other funds managed by the same subadviser as indicated in the notes to the tables, but only for the period during which the subadviser for the Fund also serves as the subadviser for the other funds.

Under the advisory agreement, both before and after the amendment, the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a Fund by the value of the net assets of the Fund at the close of business on the previous business day of JHT.

The table presented in Appendix A is a schedule of the management fees each Fund currently is obligated to pay the Adviser, either as an annual percentage of the current value of the Fund’s net assets or as a percentage of Aggregate Net Assets, as applicable. For information on the advisory fee for the master fund for each of the JHT Feeder Funds please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this Prospectus as well as the disclosure regarding the American Funds set forth above under “Fees and Expenses for Each Fund.”

Subadvisory Arrangements and Management Biographies

The Adviser has entered into subadvisory agreements with the subadvisers to the Funds. Under these agreements, the subadvisers manage the assets of the Funds, subject to the supervision of the Adviser and the Trustees of JHT. Each subadviser formulates a continuous investment program for each Fund it subadvises, consistent with the Fund’s investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHT with respect to the implementation of such programs. A discussion regarding the basis for the Board of Trustees’ approval of each subadvisory agreement is available in the Fund’s annual report to shareholders for the year ended December 31, 2007. A discussion regarding the basis for the Board of Trustees’ approval of the subadvisory agreements for the: Capital Appreciation Value Trust, Disciplined Diversification Trust, Growth Equity Trust will be available in JHT’s semi-annual report to shareholders for the six-month period ended June 30, 2008.

Subadvisory Fees.  Each subadviser is compensated by the Adviser, subject to Board approval, and not by the Fund or Funds which it subadvisers.

Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the Funds, including a brief summary of the portfolio managers’ business careers over the past five years. The SAI includes additional details about the Funds’ portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of Fund securities.

American Century Investment Management, Inc. (“American Century”)

American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111.

Fund	Portfolio Managers

Small Company Trust	Wilhelmine von Turk
Thomas P. Vaiana
Brian Ertley
Melissa Fong
Vista Trust	Glenn A. Fogle
Bradley J. Eixmann

•	Bradley J. Eixmann. Portfolio Manager; joined American Century in 2002; a portfolio manager since 2007.
•	Brian Ertley. Portfolio Manager and Senior Quantitative Analyst; joined American Century in 1998; a portfolio manager since 2006.
•	Glenn A. Fogle. Senior Vice President and Senior Portfolio Manager; joined American Century in 1990; a portfolio manager since 1993.
•	Melissa Fong. Portfolio Manager and Quantitative Analyst; joined American Century in July 2000; a portfolio manager since 2008.
•	Wilhelmine von Turk. Vice President and Senior Portfolio Manager; joined American Century in November 1995; a portfolio manager since 2000.
•	Thomas P. Vaiana. Vice President and Portfolio Manager; joined American Century in February 1997; a portfolio manager since 2000.

BlackRock Investment Management, LLC (“BlackRock”)

BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

Fund	Portfolio Manager

Large Cap Value Trust	Robert C. Doll, Jr.
Daniel Hanson

•	Robert C. Doll Jr. Senior Portfolio Manager; Vice Chairman and Director of BlackRock, Inc., and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock

Executive Committee since 2006; President of the funds advised by Merrill Lynch Investment Managers, L.P. (“MLIM”) and its affiliates from 2005 to 2006; President and Chief Investment Officer of MLIM and Fund Asset Management, L.P. from 2001 to 2006.

•	Daniel Hanson, CFA. Mr. Hanson is a Director of BlackRock, Inc. which he joined in 2006 following the merger with MLIM. He is a member of the Large Cap Series Team responsible for fundamental analysis since he joined MLIM in 2003 and has been a portfolio manager of the Fund since 2008. Mr. Hanson directs the fundamental research group supporting this team, and is an active participant in the portfolio construction process.

Capital Guardian Trust Company (“CGTC”)

CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968.

CGTC uses a multiple portfolio manager system in managing a portfolio’s assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager’s role is to decide how their respective segment will be invested by selecting securities within the limits provided by the portfolio’s objectives and policies. CGTC’s investment committee oversees this process. In addition, CGTC’s investment analysts also may make investment decisions with respect to a portion of a fund’s portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

Fund	Portfolio Manager

U.S. Large Cap Trust	Multi-Manager System 1
Overseas Equity Trust	Multi-Manager System 2
Income & Value Trust	Multi-Manager System 3

Multi-Manager System 1:
Portfolio Manager	Length of Service
Title, Company Affiliation	with CGTC or an Affiliate	Business Experience During the Past 5 Years

Terry Berkemeier Senior Vice President, CGTC	16 years	Portfolio Manager selecting equity securities
Michael R. Ericksen Director and Senior Vice President, CGTC	21 years	Portfolio Manager selecting equity securities
David I. Fisher Chairman of the Board, CGTC	38 years	Portfolio Manager selecting equity securities
Karen A. Miller Director and Senior Vice President, CGTC	17 years	Portfolio Manager selecting equity securities
Theodore R. Samuels Director and Senior Vice President, CGTC	26 years	Portfolio Manager selecting equity securities
Eric H. Stern Director and Senior Vice President, CGTC	16 years	Portfolio Manager selecting equity securities
Alan J. Wilson Director and Senior Vice President, CGTC	17 years	Portfolio Manager selecting equity securities

Multi-Manager System 2:
Portfolio Manager	Length of Service
Title, Company Affiliation	with CGTC or an Affiliate	Business Experience During the Past 5 Years

David I. Fisher Chairman of the Board, CGTC	38 years	Portfolio Manager selecting equity securities
Victor D. Kohn President and Director of Capital International, Inc. an affiliate of CGTC	22 years	Portfolio Manager selecting equity securities
Richard N. Havas Vice President & Director of Capital Guardian (Canada), Inc., an affiliate of CGTC	21 years	Portfolio Manager selecting equity securities
Nancy J. Kyle Vice Chairman, CGTC	17 years	Portfolio Manager selecting equity securities
Lionel M. Sauvage Director and Senior Vice President, CGTC	20 years	Portfolio Manager selecting equity securities

Multi-Manager System 2:
Portfolio Manager	Length of Service
Title, Company Affiliation	with CGTC or an Affiliate	Business Experience During the Past 5 Years

Nilly Sikorsky Chairman of Capital International S.A., an affiliate of CGTC	45 years	Portfolio Manager selecting equity securities
Rudolf M. Staehelin Senior Vice President and Director of Capital International Research, Inc., an affiliate of CGTC	26 years	Portfolio Manager selecting equity securities

Multi-Manager System 3:
Portfolio Manager	Length of Service
Title, Company Affiliation	with CGTC or an Affiliate	Business Experience During the Past 5 Years

Terry Berkemeier Senior Vice President, CGTC	16 years	Portfolio Manager selecting equity securities
Christine Cronin Senior Vice President of Capital Research Company, an affiliate of CGTC	11 years	Portfolio Manager selecting fixed income securities
Michael R. Ericksen Director and Senior Vice President, CGTC	21 years	Portfolio Manager selecting equity securities
David I. Fisher Chairman of the Board, CGTC	38 years	Portfolio Manager selecting equity securities
Michael D. Locke Senior Vice President of Capital International Research, Inc., an affiliate of CGTC	12 years	Portfolio Manager selecting fixed income securities
Karen A. Miller Director and Senior Vice President CGTC	17 years	Portfolio Manager selecting equity securities
James R. Mulally Director and Senior Vice President, CGTC	28 years	Portfolio Manager selecting fixed income securities
Wesley K. S. Phoa Vice President, Capital Strategy Research, an affiliate of CGTC	9 years	Portfolio Manager selecting fixed income securities
Theodore R. Samuels Director and Senior Vice President, CGTC	26 years	Portfolio Manager selecting equity securities
Eric H. Stern Director and Senior Vice President, CGTC	16 years	Portfolio Manager selecting equity securities
Alan J. Wilson Director and Senior Vice President, CGTC	16 years	Portfolio Manager selecting equity securities

Capital Research Management Company (“CRMC”)

CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly-owned subsidiary of Capital Group Companies, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1968.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund’s objective(s) and policies and by CRMC’s investment committee. In addition, CRMC’s investment analysts make investment decisions with respect to a portion of a fund’s portfolio.

The primary individual portfolio counselors for each of the funds are:

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

James K. Dunton Vice Chairman of the Board	Growth-Income Fund — 24 years (since the fund’s inception) Blue Chip Income and Growth Fund —7 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 46 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund and Blue Chip Income and Growth Fund

Donald D. O’Neal President and Trustee	Growth-Income Fund — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 23 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund

Alan N. Berro Senior Vice President	Asset Allocation Fund — 8 years	Senior Vice President — Capital World Investors Investment professional for 22 years in total; 17 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Fund

Abner D. Goldstine Senior Vice President	Bond Fund — 12 years (since the fund’s inception) High-Income Bond Fund — 10 years	Senior Vice President — Fixed Income, CRMC Investment professional for 56 years in total; 41 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Fund and High-Income Bond Fund

Claudia P. Huntington Vice President	Growth-Income Fund — 14 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital Research Global Investors Investment professional for 35 years in total; 33 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund

Robert W. Lovelace Vice President	Global Growth Fund — 11 years (since the fund’s inception) New World Fund — 9 years (since the fund’s inception)	Senior Vice Presidents — Capital World Investors Investment professional for 23 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund and New World Fund

Susan M. Tolson Vice President	High-Income Bond Fund — 13 years (plus 2 years of prior experience as an investment analyst for the fund) Asset Allocation Fund — 8 years	Senior Vice President — Fixed Income, CRMC Investment professional for 20 years in total; 18 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Fund and Asset Allocation Fund

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

David C. Barclay	High-Income Bond Fund — 15 years New World Fund — 9 years (since the fund’s inception) Bond Fund — 10 years	Senior Vice President — Fixed Income, CRMC Investment professional for 27 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Fund, New World Fund and Bond Fund

Donnalisa Barnum	Growth Fund — 5 years	Senior Vice President — Capital World Investors Investment professional for 27 years in total; 22 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund

Chris Buchbinder	Blue Chip Income and Growth Fund — 1 year	Senior Vice President, Capital Research Global Investors Investment professional for 13 years all with CRMC or affiliate	Serves as an equity portfolio counselor for Blue Chip Income and Growth Fund

Gordon Crawford	Global Small Capitalization Fund — 10 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 37 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Fund and Growth Fund

Mark H. Dalzell	Bond Fund — 3 years	Senior Vice President — Fixed Income, CRMC Investment professional for 30 years in total; 20 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Fund

Mark E. Denning	Global Small Capitalization Fund — 10 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 26 years, all with CRMC or affiliate	Serves as an equity portfolio counselor (primarily non-U.S.) for Global Small Capitalization Fund

J. Blair Frank	Global Small Capitalization Fund — 5 years Growth — Income Fund — 2 years	Senior Vice President — Capital Research Global Investors Investment professional for 15 years in total; 14 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Fund and Growth & Income Fund

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Nicholas J. Grace	Global Growth Fund — 6 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 18 years in total; 14 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund

Alwyn W. Heong	International Fund — 12 years	Senior Vice President — Capital Research Global Investors Investment professional for 20 years in total; 16 years with CRMC or affiliate	Serves as a non-U.S. equity portfolio counselor for International Fund

Gregg E. Ireland	Growth Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 36 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund

Carl M. Kawaja	New World Fund — 9 years (since the fund’s inception)	Senior Vice President — Capital World Investors Investment professional for 20 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio counselor for New World Fund

Michael T. Kerr	Asset Allocation Fund — 3 years Growth Fund — 3 years	Vice President — Capital World Investors Investment professional for 25 years in total; 23 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Fund and Growth Fund

Sung Lee	International Fund — 2 years	Senior Vice President — Capital Research Global Investors Investment professional for 14 years, all with CRMC or affiliate	Serves as a non-equity portfolio counselor for International Fund

James B. Lovelace	Blue Chip Income and Growth Fund — 1 year	Senior Vice President, Capital Research Global Investors. Investment professional for 26 years all with CRMC or affiliate	Serves as an equity portfolio counselor for Blue Chip Income and Growth Fund

Jesper Lyckeus	International Fund — less than 1 year (plus 8 years of prior experience as an investment analyst for the Fund)	Senior Vice President — Capital Research Global Investors Investment professional for 13 years in total; 12 years with CRMC of affiliate	Serves as a non-U.S. equity portfolio counselor for International Fund

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Ronald B. Morrow	Growth Fund — 5 years (plus 6 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, CRMC Investment professional for 40 years in total; 11 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund

James R. Mulally	Asset Allocation Fund — 2 years	Senior Vice President, Fixed-Income, CRMC Investment professional for 32 years in total; 28 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Asset Allocation Fund

C. Ross Sappenfield	Growth-Income Fund — 9 years Blue Chip Income and Growth Fund — 7 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 16 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund and Blue Chip Income and Growth Fund

Steven T. Watson	Global Growth Fund — 6 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 21 years in total; 18 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund and Global Growth and Income Fund

Paul A. White	Global Growth Fund — 4 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors 20 years in total; 9 years with CRMC	Serves as an equity portfolio counselor for Global Growth Fund

Additional information regarding the portfolio managers’ compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the Statement of Additional Information.

Davis Selected Advisers, L.P. (“Davis”)

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Fund	Portfolio Managers

Financial Services Trust	Kenneth Charles Feinberg
Charles Cavanaugh
Fundamental Value Trust	Christopher C. Davis
Kenneth Charles Feinberg

•	Charles Cavanaugh. Co-Portfolio Manager of Financial Services Trust since May 1, 2007; co-manages other equity funds advised by Davis Advisors and serves as a research analyst; joined Davis Advisors in March 2001.
•	Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.
•	Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

Declaration Management & Research LLC (“Declaration”)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO

is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Trust	Peter Farley
James E. Shallcross
Managed Trust	Peter Farley
James E. Shallcross
Short-Term Bond Trust	Peter Farley
James E. Shallcross
Total Bond Market Trust A	Peter Farley
James E. Shallcross
Total Bond Market Trust B	Peter Farley
James E. Shallcross

•	Peter Farley, CFA (since 2005). Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee.
•	James E. Shallcross (since 2005). Mr. Shallcross joined Declaration in 1991 and is an Executive Vice President and the Director of Portfolio Management. He oversees the management of all portfolios, supervises the investment staff and is a member of Declaration’s Investment Committee.

Deutsche Investment Management Americas Inc. (“DIMA”)
RREEF America L.L.C. (DIMA RREEF)

DIMA, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DIMA provides a full range of investment advisory services to retail and institutional clients.

DIMA RREEF, located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation. DIMA RREEF has provided real estate investment management services to institutional investors since 1975.

Fund	Portfolio Managers

All Cap Core Trust	Julie Abbett
Jin Chen
Robert Wang
Dynamic Growth Trust	Joseph Axtell
Robert Janis
Global Real Estate Trust	John F. Robertson
Daniel Ekins
John Hammond
William Leung
John W. Vojticek
Real Estate Securities Trust	Jerry W. Ehlinger
John F. Robertson
John W. Vojticek
Asad Kazim

DeAM provides consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Trusts and Lifecycle Trusts. DeAM, located at 345Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

•	Julie Abbett. Director and Senior Portfolio Manager for Global Quantitative Equity; joined DIMA in 2000; previously a consultant with equity trading services for BARRA, Inc. and a product developer at FactSet Research.
•	Joseph Axtell, CFA. Managing Director; joined DIMA in 2001 and has over 20 years of investment industry experience.
•	Jin Chen, CFA. Director and Senior Portfolio Manager for Global Quantitative Equity — Joined DIMA in 1999 and has over 12 years of investment industry experience, previously a portfolio manager for Absolute Return Strategies, after four years of experience as a fundamental equity analyst and portfolio manager of various funds in U.S. large and small cap equities at Thomas White Asset Management.

•	Jerry W. Ehlinger. Managing Director — Joined DIMA in 2004 after 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and at Morgan Stanley as senior research associate covering REITS.
•	Daniel Ekins. Managing Director; joined DIMA in 1997 and has over 20 years of investment industry experience.
•	John Hammond. Managing Director; joined DIMA in 2004 and has over 13 years of industry experience.
•	Robert Janis. Managing Director; joined DIMA in 2004; previously portfolio manager for 10 years at Credit Suisse Asset Management (or its predecessor, Warburg Pincus Asset Management).
•	Asad Kazim. Vice President — Joined DIMA in 2002 and has over six years of industry experience, formerly as a Financial Analyst at Clarion CRA Securities.
•	William Leung. Vice President; joined DIMA in 2000 after spending three years with Merrill Lynch and one year at UBS Warburg primarily focusing on equity research in Hong Kong and China.
•	John F. Robertson, CFA. Managing Director, head of North American Real Estate Securities; joined DIMA in 1997.
•	John W. Vojticek. Partner — Re-joined DIMA in September 2004. Prior to that, Mr. Vojticek was a Principal at KG Redding and Associates and Managing Director of DIMA.
•	Robert Wang. Managing Director and Global Head of Quantitative Strategies — Joined DIMA in 1995 as senior fixed-income portfolio manager after 13 years of experience at J.P. Morgan and Co. trading fixed-income, derivatives and foreign exchange products.

Dimensional Fund Advisors LP (“Dimensional”)

Dimensional was organized in May 1981 as “Dimensional Fund Advisors, Inc.,” a Delaware corporation, and in November 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 1299 Ocean Avenue, Santa Monica, CA 90401. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds.

Dimensional uses a team approach.  The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for Funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management including running buy and sell programs based on the parameters established by the Investment Committee. Stephen A. Clark coordinates the efforts of all portfolio managers with respect to certain domestic equity and mixed allocation portfolios. Karen E. Umland coordinates the efforts of all portfolio managers with respect to international equity portfolios. For this reason, Dimensional has identified Mr. Clark and Ms. Umland as primarily responsible for coordinating the day-to-day management of the Funds as set forth below.

Fund	Portfolio Managers

Disciplined Diversification Trust	Stephen A. Clark
Emerging Markets Value Trust	Karen E. Umland
International Small Company Trust	Karen E. Umland

•	Stephen A. Clark. Vice President, Head of Portfolio Management; joined Dimensional in 2001.
•	Karen E. Umland. Senior Portfolio Manager and Vice President of Dimensional and a member of Dimensional’s Investment Committee. She joined Dimensional in 1993 and has been responsible as portfolio manager for management of the international equity funds at Dimensional since 1998. She has served as portfolio manager of the Funds since their inception.

Franklin Advisers

Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403. Franklin Advisers is a direct wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Income Trust	Edward D. Perks, CFA
Charles B. Johnson

•	Edward D. Perks. Senior vice president and director of Global Core/Hybrid Portfolio Management for Franklin Advisers. Mr. Perks is co-lead portfolio manager for the Fund. Mr. Perks joined Franklin Templeton Investments in 1992.
•	Charles B. Johnson. Chairman of Franklin Resources, Inc. He joined Franklin Templeton Investments in 1957.

Franklin Mutual Advisers (“Franklin Mutual”)

Franklin Mutual is located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Franklin Mutual is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Manager

Mutual Shares Trust	Peter Langerman
F. David Segal, CFA
Deborah A. Turner, CFA

•	Peter Langerman is President, Chief Executive Officer of Franklin Mutual. Mr. Langerman rejoined Franklin Templeton Investments in 2005. He has been co-portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities Corporation.
•	F. David Segal has been co-portfolio manager of the Fund since its inception. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.
•	Deborah A. Turner has been the assistant portfolio manager of the Fund since its inception. She has been with Franklin Templeton Investments since 1996. Between 1993-1996, Ms. Turner was employed at Heine Securities Corporation.

Franklin Templeton Investment Corp.

Franklin Templeton Investments Corporation is located at 200 King Street West, Toronto, Ontario, Canada M5H3T4. Franklin Templeton Investments Corporation is a wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Manager

International Small Cap Trust	Tucker Scott, CFA

•	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996; previously worked at Aeltus Investment Management.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of October 31, 2007, GMO managed on a worldwide basis approximately $152 billion for institutional investors such as pension plans, endowments and foundations.

Fund	Portfolio Managers

Growth Trust	U.S. Quantitative Investment Division
Growth Opportunities Trust	U.S. Quantitative Investment Division
International Growth Trust	International Quantitative Investment Division
Intrinsic Value Trust	U.S. Quantitative Investment Division
Managed Trust	U.S. Quantitative Investment Division
U.S. Multi-Sector Trust	U.S. Quantitative Investment Division
Value Opportunities Trust	U.S. Quantitative Investment Division
U.S. Core Trust	U.S. Quantitative Investment Division
International Core Trust	International Quantitative Investment Division

U.S. Quantitative Investment Division. Day-to-day management of the Fund is the responsibility of the Division. The Division’s members work collaboratively to manage the Fund, and no one person is primarily responsible for day-to-day management. The senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the Fund is:

•	Sam Wilderman. Director of the Division: joined GMO in 1996 and has served as co-director of U.S. equity management since 2005 and director of U.S. equity management since 2006.

Mr. Wilderman allocates responsibility for portions of the Fund to various members of the Division, oversees the implementation of trades on behalf of the Fund, reviews the overall composition of the Fund’s portfolios, and monitors cash flows.

International Quantitative Investment Division.  Day-to-day management of the Fund is the responsibility of the Division. The Division’s members work collaboratively to manage the Fund, and no one person is primarily responsible for day-to-day management. The senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the Fund is:

•	Dr. Thomas Hancock. Director of the division; joined GMO in 1995. Dr. Hancock allocates responsibility for portions of the Fund to various members of the Division, oversees the implementation of trades on behalf of the Fund, reviews the overall composition of the Fund’s portfolio, and monitors cash flows.

Independence Investment LLC (“Independence”)

Independence is located at 160 Federal Street, Boston, Massachusetts 02110 and is a subsidiary of Convergent Capital Management LLC (“Convergent”). Convergent is located at 190 South LaSalle Street, Chicago, Illinois, and is a subsidiary of City National Corporation, a publicly traded financial services company located at 555 South Flower Street, Los Angeles, California.

Fund	Portfolio Managers

Small Cap Trust	Charles S. Glovsky
Growth & Income Trust	John C. Forelli
Jay C. Leu

•	John C. Forelli, CFA (since 2005). Mr. Forelli is a Senior Vice President and Director of Large Cap Core Strategies. He is a senior portfolio manager and has been in the industry since 1984. He joined Independence in 1990. Previously, he worked for Prudential Securities. He has a BA from Dartmouth College and an MBA from the Tuck School at Dartmouth. He is a Principal of Independence and is a member of the Independence Investment Committee, the CFA Institute and the Boston Security Analysts Society.
•	Charles S. Glovsky. Senior Vice President and Director of Small Cap strategies; joined Independence in 2000; previously worked for Dewey Square Investors, Glovsky-Brown Capital Management, State Street Research & Management, Alex Brown & Sons, and Eppler, Guerin & Turner.
•	Jay C. Leu, CFA (since 2005). Mr. Leu is a Senior Vice President and a Director of Large Cap Core strategies. He is a senior portfolio manager and has been in the industry since 1987. He joined Independence in 1997. Previously, he worked for Pacific Capital Fixed Income Advisors and State Street Global Advisors. He has a BS from the Massachusetts Institute of Technology (MIT) and an MS in Management from the Sloan School of Management at MIT. He is a Principal of Independence and is a member of the Independence Investment Committee, the CFA Institute, and the Boston Security Analysts Society.

Invesco Aim Capital Management, Inc. (“Invesco Aim”)

Effective on or about March 21, 2008, A I M Capital Management, Inc. changed its name to Invesco Aim Capital Management, Inc. Invesco Aim is an indirect wholly owned subsidiary of Invesco Aim Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Invesco Aim Management Group, Inc. is a holding company engaged in the financial services business and is a wholly owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Invesco Aim, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

Fund	Portfolio Managers

All Cap Growth Trust *	Robert J. Lloyd
Ryan A. Amerman
Small Company Growth Trust **	Juliet S. Ellis
Juan R. Hartsfield
Clay Manley

*The portfolio managers for the All Cap Growth Trust are assisted by the subadviser’s Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the subadviser. Team members provide research support and make securities recommendations, but do not have day-to-day management responsibilities, with respect to the Fund’s portfolio.
**The portfolio managers for the Small Company Growth Trust are similarly assisted by the subadviser’s Small Cap Core/Growth Team.

•	Ryan A. Amerman. Portfolio manager, who has been responsible for the Fund since 2008 and has been associated with the subadviser and/or its affiliates since 1996.
•	Juliet S. Ellis. Senior Portfolio Manager (lead manager), who has been responsible for the Fund since 2005 and has been with Invesco Aim and/or its affiliates since 2004; formerly a Managing Director of JPMorgan Fleming Asset Management.

•	Juan R. Hartsfield. Portfolio Manager who has been responsible for the Fund since 2005 and has been associated with Invesco Aim and/or its affiliates since 2004; formerly a co-portfolio manager in the JPMorgan Fleming Asset Management.
•	Robert J. Lloyd. Senior Portfolio Manager (lead manager), who has been responsible for the Fund since 2005 and has been associated with AIM and/or its affiliates since 2000.
•	Clay Manley. Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with the subadviser and/or its affiliates since 2001

Jennison Associates LLC (“Jennison”)

Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2007, Jennison managed in excess of $86 billion in assets.

Fund	Portfolio Managers

Capital Appreciation Trust	Michael A. Del Balso
Kathleen A. McCarragher
Spiros Segalas

•	Michael A. Del Balso. Joined Jennison in May 1972 and is a Managing Director of Jennison. He is also Jennison’s Director of Research for Growth Equity. He has managed the Fund since November 2000.
•	Kathleen A. McCarragher. Joined Jennison in May 1998 and is a Director and Managing Director of Jennison. She is also Jennison’s Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities. She has managed the Fund since November 2000.
•	Spiros “Sig” Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He has managed the Fund since November 2000.

Mr. Del Balso generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Legg Mason Capital Management, Inc. (“Legg Mason”)

Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a global asset management firm structured as a holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager for several domestic and offshore equity mutual funds.

Fund	Portfolio Manager

Core Equity Trust	Mary Chris Gay*

•	Mary Chris Gay. Ms. Gay has been employed by Legg Mason Inc. since 1988 and Legg Mason Capital Management, Inc. since 1989. She is currently a Senior Vice President for Legg Mason and manages several domestic and international mutual funds and pooled investment vehicles.

*Bill Miller, Chief Investment Officer of Legg Mason, manages a master portfolio that serves as a model for the Core Equity Fund. Ms. Gay, however, is solely responsible for the day-to-day management of the Fund and for implementing the investment strategies pursued by the master portfolio, subject to the Fund’s investment objectives, restrictions, cash flows and other consideration

Lord, Abbett & Co. LLC (“Lord Abbett”)

Lord Abbett was founded in 1929 and manages one of America’s oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Fund	Portfolio Managers

All Cap Value Trust	Robert P. Fetch
Howard E. Hansen
Mid Cap Value Trust	Howard E. Hansen
Edward K. von der Linde

•	Robert P. Fetch. Partner and Director — Small-Cap Value; joined Lord Abbett in 1995.
•	Howard E. Hansen. Partner and Portfolio Manager — Mid Cap Value; joined Lord Abbett in 1995.
•	Edward K. von der Linde. Partner and Director — Mid Cap Value; joined Lord Abbett in 1988.

Marsico Capital Management, LLC (“MCM”)

MCM is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. MCM was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. MCM provides investment services to mutual funds and private accounts. Thomas F. Marsico is the founder and Chief Executive Officer of MCM.

Fund	Portfolio Manager

International Opportunities Trust	James G. Gendelman

•	James G. Gendelman. Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.

Massachusetts Financial Services Company (“MFS”)

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is an indirect subsidiary of Sun Life Financial Inc. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

Fund	Portfolio Managers

Utilities Trust	Robert D. Persons
Maura A. Shaughnessy

•	Robert D. Persons. Investment Officer of MFS, focusing primarily on debt securities; joined MFS in 2000.
•	Maura A. Shaughnessy. Investment Officer of MFS, focusing primarily on equities; joined MFS in 1991.

MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)

MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Absolute Return Trust	Barry H. Evans
Emerging Growth Trust	Henry E. Mehlman
Alan E. Norton
Active Bond Trust	Barry H. Evans
Howard C. Greene
Jeffrey N. Given
Strategic Income Trust	Daniel S. Janis, III
John F. Iles
Barry H. Evans
High Income Trust	Arthur N. Calavritinos
Small Cap Intrinsic Value Trust	Timothy M. Malloy

•	Arthur N. Calavritinos. Vice President; joined MFC Global (U.S.) in 1988.
•	Barry H. Evans. President, joined MFC Global (U.S.) in 1986, he is Chief Fixed Income Officer and a member of the Senior Investment Policy Committee. Prior to joining MFC Global (U.S.), he was a Senior Vice President and Chief Fixed-Income Officer of John Hancock. He joined John Hancock in 1986.
•	Jeffrey N. Given. Vice President; joined MFC Global (U.S.) in 1993.
•	Howard C. Greene. Senior Vice President; joined MFC Global (U.S.) in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.

•	John F. Iles. Vice President, joined MFC Global (U.S.) in December, 1999, previously a Vice President at John Hancock. He joined John Hancock in 1999.
•	Daniel S. Janis, III. Vice President; joined MFC Global (U.S.) in 1999; previously a senior risk manager at BankBoston (1997 to 1999).
•	Timothy M. Malloy. Vice President, MFC Global (U.S.) (since 2004); Second Vice President, John Hancock Advisers, LLC (2004-2005); Investment Analyst, Thomas Weisel Partners (2000-2004).
•	Henry E. Mehlman. Vice President; joined MFC Global (U.S.) in 2002, previously a Senior Portfolio Manager at The Colony Group.
•	Alan E. Norton. Senior Vice President; joined MFC Global (U.S.) in 2002, previously a Senior Portfolio Manager at The Colony Group.

MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Fund	Portfolio Managers

500 Index Trust	Carson Jen
Narayan Ramani
500 Index Trust B	Carson Jen
Narayan Ramani
Money Market Trust	Maralyn Kobayashi
Faisal Rahman
Money Market Trust B	Maralyn Kobayashi
Faisal Rahman
Mid Cap Index Trust	Carson Jen
Narayan Ramani
Pacific Rim Trust	Tahnoon Pasha
Optimized All Cap Trust	Harpreet Singh
Chris Hensen
Brett Hryb
Norman Ali
Rhonda Chang
Quantitative Mid Cap Trust	Norman Ali
Rhonda Chang
Harpreet Singh
Optimized Value Trust	Noman Ali
Rhonda Chang
Chris Hensen
Brett Hryb
Harpreet Singh
Small Cap Index Trust	Carson Jen
Narayan Ramani
Total Stock Market Index Trust	Carson Jen
Narayan Ramani
Absolute Return Trust	Steve Orlich
Jim Schetakis
Lifestyle Aggressive Trust	Steve Orlich
Scott Warlow
Lifestyle Balanced Trust	Steve Orlich
Scott Warlow
Lifestyle Conservative Trust	Steve Orlich
Scott Warlow
Lifestyle Growth Trust	Steve Orlich
Scott Warlow
Lifestyle Moderate Trust	Steve Orlich
Scott Warlow
Index Allocation Trust	Steve Orlich
Franklin Templeton Founding Allocation Trust	Steve Orlich
American Fundamental Holdings Trust	Steve Orlich
American Global Diversification Trust	Steve Orlich

•	Noman Ali. (Co-portfolio manager since inception) Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.
•	Rhonda Chang. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.
•	Chris Hensen. (Co-portfolio manager since inception) Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.
•	Brett Hryb. (Co-portfolio manager since inception) Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.
•	Carson Jen. (Co-portfolio manager since inception) Vice President, Index Operations, at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1997.
•	Maralyn Kobayashi. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager of Money Market Fund; joined MFC Global (U.S.A.) in 1981.

•	Tahnoon Pasha. Vice President and Head of Investments, Equities of Manulife Asset Management (Hong Kong), the asset management company of Manulife in Hong Kong. He is responsible for managing Hong Kong-based assets, and overseeing the eight investment offices across the region.
•	Faisal Rahman CFA. (Co-portfolio manager since inception) Portfolio Manager joined MFC Global (U.S.A.) in 2001.
•	Narayan Ramani. (Co-portfolio manager since inception) Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.
•	Jim Schetakis. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; joined MFS Global in June 2007 and has worked in the investment field since 1985.
•	Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.
•	Steve Orlich (since May 2006). Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management. He joined MFC Global in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.
•	Scott Warlow. Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios; joined MFC in 2002. He is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

Morgan Stanley Investment Management Inc., doing business as Van Kampen (“Van Kampen”)

Morgan Stanley Investment Management Inc. (“MSIM”), which does business in certain instances using the name “Van Kampen,” has its principal offices at 522 Fifth Avenue, New York, NY 10036. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM.

Fund	Portfolio Managers

Value Trust	James Gilligan (Co-Lead Manager)
Thomas Bastian (Co-Lead Manager)
James Roeder (Executive Director)
Sergio Marcheli (Executive Director)
Mark Laskin (Executive Director)

•	James Gilligan. Portfolio Manager; joined Van Kampen in 1985.
•	Thomas Bastian. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio manager at Eagle Asset Management.
•	James Roeder. Portfolio Manager; joined Van Kampen in 1999.
•	Sergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen.
•	Mark Laskin. Portfolio Manager; joined Van Kampen in 2000.

Munder Capital Management (“Munder”)

Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals. As of December 31, 2007, the ownership of Munder Capital Management was as follows: 65 Munder Capital employees hold partnership units representing 21.9% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next five years; Crestview Partners GP, L.P. and its affiliates hold units representing 65.8% of the firm’s value; and other minority-interest investors hold units totaling 12.3% of the firm’s value.

Fund	Portfolio Managers

Small Cap Opportunities Trust	Robert E. Crosby
Julie R. Hollinshead
John P. Richardson

•	Robert E. Crosby. Senior Portfolio Manager; joined Munder in 1993.
•	Julie R. Hollinshead. Senior Portfolio Manager; joined Munder in 1995.
•	John P. Richardson. Director, Small-Cap Equity, and Senior Portfolio Manager; one of the founders of Munder, having joined the firm shortly after its inception in 1985.

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America

L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Fund	Portfolio Managers

Total Return Trust	William H. Gross
Global Bond Trust	Scott Mather
Real Return Bond Trust	Mihir Worah

•	William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.
•	Scott Mather. Mr. Mather is a Managing Director, member of PIMCO’s Investment Committee and head of global portfolio management. He joined PIMCO in 1998.
•	Mihir Worah. Mr. Worah, an Executive Vice President, is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Pzena Investment Management, LLC (“Pzena”)

Pzena, located at 120 West 45th Street, 20th Floor, New York, New York 10036, is an investment advisor to high net worth individuals, pension plans, foundations, endowments, mutual funds and other institutional accounts. As of January 1, 2008, the majority interest in Pzena was owned by the firm’s four managing principals:

Richard S. Pzena	Managing Principal, CEO, Co-Chief Investment Officer
John P. Goetz	Managing Principal, Co-Chief Investment Officer
William L. Lipsey	Managing Principal, Marketing & Client Services
A. Rama Krishna	Managing Principal, Portfolio Manager

In addition, twenty-two (22) additional employees owned interests in the firm as of January 1, 2008. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of Pzena.

Fund	Portfolio Managers

Classic Value Trust	Richard S. Pzena
John P. Goetz
Antonio DeSpirito, III

•	Richard S. Pzena. Managing Principal, CEO, Co-Chief Investment Officer and Founder of Pzena; joined Pzena in 1995.
•	John P. Goetz. Managing Principal & Co-Chief Investment Officer; joined Pzena in 1996.
•	Antonio DeSpirito, III. Principal; joined Pzena in 1996 as a Senior Research Analyst.

Rainier Investment Management (“Rainier”)

Rainier is located at 601 Union Street, Suite 2801, Seattle, Washington 98101. Rainier is owned and operated by twelve principals.

The Fund is managed by a team of portfolio managers. Each member of the team shares an equal amount of day-to-day management responsibility for the Fund.

Fund	Portfolio Managers

Growth Equity Trust	Daniel Brewer
Mark Broughton
Stacie Cowell
Mark Dawson
Andrea Durbin
James Margard
Peter Musser

•	Daniel Brewer. Senior Portfolio Manager with Rainier since at least 2002.
•	Mark Broughton. Senior Portfolio Manager with Rainier since at least 2002.
•	Stacie Cowell. Senior Portfolio Manager with Rainier since 2006, Senior Vice President and Lead Portfolio Manager with Invesco Funds Group (1996 to 2004) and Kennedy Capital Management (2005).
•	Mark Dawson. Senior Portfolio Manager with Rainier since at least 2002.
•	Andrea Durbin. Senior Portfolio Manager with Rainier since at least 2002.
•	James Margard. Chief Investment Officer with Rainier since at least 2002.
•	Peter Musser. Senior Portfolio Manager with Rainier since at least 2002.

RCM Capital Management LLC (“RCM”)

RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970. RCM was formerly known as Dresdner RCM Global Investors LLC. RCM is wholly owned by RCM US Holdings LLC (“US Holdings”). US Holdings is a Delaware limited liability company that is wholly owned by Allianz Global Investors AG (“AGI”). AGI, in turn, is owned by Allianz SE.

Fund	Portfolio Managers

Emerging Small Company Trust	Thomas J. Ross
Louise M. Laufersweiler
Science & Technology Trust	Walter C. Price
Huachen Chen

•	Huachen Chen (since 1984). Senior Portfolio Manager and Co-Portfolio Manager. Mr. Chen joined RCM in 1984 as an analyst and became a principle in 1994.
•	Louise M. Laufersweiler, CFA (since May, 2006). Director, Deputy Chief Investment Officer and Senior Portfolio Manager of RCM. She has senior portfolio management responsibilities for both mid-cap and small-cap equity strategies and is Chief Investment Officer for RCM Mid-Cap and Deputy Chief Investment Officer for RCM U.S. Small Cap.
•	Walter C. Price (since 2006). Managing Director, Senior Analyst and Co-Portfolio Manager. Mr. Price joined RCM in 1974 as a senior securities analyst in technology and became a principle in 1978.
•	Thomas J. Ross (since May 2006). Director, Chief Investment Officer and Senior Portfolio Manager of RCM. Mr. Ross has senior portfolio management responsibilities for both the U.S. and International Small Cap strategies. Prior to joining RCM in 2001, he was a senior analyst and portfolio manager with Dresdner Bank’s dit-Deutscher Investment Trust subsidiary in Frankfurt, Germany for 10 years, managing a variety of global portfolios. He has over 22 years’ experience encompassing equity research and portfolio management.

RiverSource Investments, LLC (“RiverSource Investments”)

RiverSource Investments, located at 200 Ameriprise Financial Center, Minneapolis, Minnesota, 55474, is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). Ameriprise Financial is a financial planning and financial services company that has been offering services for clients’ asset accumulation and income management and protection needs for over 110 years. RiverSource Investments manages investments for itself, the RiverSource Funds and other affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management and institutional trust and custody, as well as other investments products.

Fund	Portfolio Managers

Mid Cap Value Equity Trust	Steve Schroll
Laton Spahr
Warren Spitz
Paul Stocking

•	Steve Schroll, Portfolio Manager; joined RiverSource Investments in 1998 as a Senior Security Analyst.
•	Laton Spahr, CFA, Portfolio Manager; joined RiverSource Investments in 2001 as a Security Analyst; previously worked as a Sector Analyst for Holland Capital Management from 2000 to 2001.
•	Warren Spitz, Senior Portfolio Manager; joined RiverSource Investments in 2000.
•	Paul Stocking, Portfolio Manager, joined RiverSource Investments in 1995 as a Senior Equity Analyst.

SSgA Funds Management, Inc. (“SSgA FM”)

SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is registered as an investment advisor with the SEC. It is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2007, SSgA FM had over $144 billion in assets under management. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (SsgA), the investment management arm of State Street Corporation. With over $1.9 trillion under management as of December 31, 2007, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

Fund	Portfolio Managers

International Equity Index Trust A	Thomas Coleman
Karl Schneider
International Equity Index Trust B	Thomas Coleman
Karl Schneider

•	Thomas Coleman. Principal; joined SSgA FM in 1998.
•	Karl Schneider. Principal; joined SSgA FM in 1997.

Templeton Global Advisors Limited (“Templeton Global”)

Templeton Global is located at Box N-7759, Lyford Cay, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of November 30, 2007, Templeton Global and its affiliates managed over $647 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Global Trust	Cindy Sweeting, CFA
Tucker Scott, CFA
Lisa Myers, CFA

•	Cindy Sweeting, CFA*. Lead Portfolio Manager; President; joined Templeton Global in 1997.
•	Tucker Scott, CFA. Executive Vice President; joined Templeton Global in 1996; previously worked at Aeltus Investment Management.
•	Lisa Myers, CFA. Senior Vice President; joined Templeton Global in 1996.

*effective December 31, 2007

Templeton Investment Counsel, LLC (“Templeton”)

Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of November 30, 2007, Templeton and its affiliates managed over $647 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

International Value Trust	Tucker Scott, CFA
Cindy Sweeting, CFA
Peter Nori, CFA
Neil Devlin, CFA

•	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996; previously worked at Aeltus Investment Management.
•	Cindy Sweeting, CFA. President; joined Templeton in 1997.
•	Peter Nori, CFA. Executive Vice President; joined Templeton in 1994; previously worked at Franklin since 1987.
•	Neil Devlin, CFA. Senior Vice President; joined Templeton in 2006; previously worked at Boston Partners since 2000.

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2007, T. Rowe Price and its affiliates managed over $400.0 billion for over ten million individual and institutional investor accounts.

Fund	Portfolio Managers

Blue Chip Growth Trust	Larry J. Puglia
Capital Appreciation Value Trust	David R. Giroux
Equity-Income Trust	Brian C. Rogers
Health Sciences Trust	Kris H. Jenner
Science & Technology Trust	Michael F. Sola
Small Company Value Trust	Preston G. Athey
Spectrum Income Trust	Team*
Real Estate Equity Trust	David Lee
Mid Value Trust	David J. Wallack
U.S. Global Leaders Growth Trust	Larry J. Puglia

•	Preston G. Athey. Vice President; joined T. Rowe Price in 1978.
•	Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.
•	Brian C. Rogers. Vice President; joined T. Rowe Price in 1982.
•	Michael F. Sola. Vice President; joined T. Rowe Price in 1995 as a technology analyst and has been managing investments since 1997.
•	David Lee. Vice President; joined T. Rowe Price in 1993.
•	Kris H. Jenner. Vice President; joined T. Rowe Price in 1997; previously a post-doctoral fellow at the Brigham and Women’s Hospital, Harvard Medical School (1995 — 1997).

•	David J. Wallack. Vice President; Mr. Wallack joined T. Rowe Price in 1990.
•	David R. Giroux. Vice President; joined T. Rowe Price in 1998.

*Team. The Spectrum Income Trust is managed by an investment advisory committee that has day-to-day responsibility in managing the Fund’s portfolio and developing and executing the Fund’s investment program.

Edmund M. Notzon III is Chairman of the Spectrum Income Fund Investment Advisory Committee and is responsible for implementing and monitoring the Fund’s overall investment strategy, as well as the allocation of the Fund’s assets. Mr. Notzon joined T. Rowe Price in 1989 and is a Vice President and Senior Portfolio Manager.

The Committee members with the most significant responsibilities for managing the Fund’s assets are:

•	Daniel O. Shackelford. Vice President and chairman of the T. Rowe Price Fixed Income Strategy Committee; joined T. Rowe Price in 1999; responsible for the Fund’s investment grade bond investments.
•	Mark J. Vaselkiv. Vice President and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management; joined T. Rowe Price in 1988; responsible for the Fund’s investments in high-yield debt securities.
•	Ian Kelson. Vice President of T. Rowe Price International; responsible for the Fund’s high-quality international bond investments joined T. Rowe Price in 2000; prior thereto was head of fixed income for Morgan Grenfell/DIMA.
•	Brian C. Rogers. Chief Investment Officer; joined T. Rowe Price in 1982; responsible for the Fund’s dividend-paying common stock and value stock investments.
•	Andrew McCormick. Vice President; joined T. Rowe Price in 2008; responsible for the Fund’s mortgage-backed and mortgage-related investments.

UBS Global Asset Management (Americas) Inc. (“UBS”)

UBS, One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

Fund	Portfolio Managers

Global Allocation Trust	Thomas Clarke
Edwin Denson
Large Cap Trust	John Leonard
Thomas Cole
Thomas Digenan
Scott Hazen

Thomas Cole, John Leonard, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Fund. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the Fund’s portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Leonard, Mr. Digenan and Mr. Hazen work closely with Mr. Cole on portfolio construction and ensuring that Fund investment objectives are met. Information about Messrs. Cole, Leonard, Digenan and Hazen is provided below.

•	Thomas Clarke. Mr. Clarke is a Managing Director and Head of Currency Analysis and Strategy at UBS Global Asset Management. Mr. Clarke has been an investment professional at UBS Global Asset Management since 2000.
•	Thomas M. Cole, CFA. Mr. Cole is Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1985 and a portfolio manager of the Fund since 2001.
•	Edwin Denson. Mr. Denson is an Executive Director and has been a senior asset allocation analyst at UBS Global Asset Management since 2005. He is a member of the Asset Allocation Analysis and Strategy team. Previously, he served as director and asset allocation analyst with UBS Global Asset Management since 2001.
•	Thomas J. Digenan, CFA, CPA. Mr. Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is a Managing Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001. Mr. Digenan has been a portfolio manager of the Fund since 2001.
•	Scott C. Hazen, CFA. Mr. Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004 and is an Executive Director of UBS Global Asset Management. From 1992 until 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management. Mr. Hazen has been a portfolio manager of the Fund since 2004.
•	John C. Leonard, CFA. Mr. Leonard is Global Head of Equities and a Member of the UBS Group Managing Board. Mr. Leonard has been an investment professional with UBS Global Asset Management since 1991 and a portfolio manager of the Fund since its inception.

UST Advisers, Inc. (“USTAI”)

USTAI is a wholly-owned indirect subsidiary of Bank of America Corportation. USTAI has its principal offices at 225 High Ridge Road, Stamford, Connecticut 06905.

Fund	Portfolio Managers

Value & Restructuring Trust	David J. Williams
Timothy Evnin
John McDermott

•	David J. Williams. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987. Primarily responsible for the day-to-day management of the Fund.
•	Timothy Evnin. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987.
•	John McDermott. Managing Director and Portfolio Manager; joined U.S. Trust in 1996.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of February 29, 2008, Wellington Management had investment management authority with respect to approximately $554 billion in assets.

Fund	Portfolio Managers

Core Allocation Plus Trust	Scott M. Elliott (team)
Evan S. Grace
Rick A. Wurster
Investment Quality Bond Trust	Thomas L. Pappas, CFA
Christopher L. Gootkind, CFA
Christopher A. Jones, CFA
Mid Cap Intersection Trust	Doris T. Dwyer
David J. Elliott , CFA
Mid Cap Stock Trust	Michael T. Carmen, CFA, CPA
Mario E. Abularach, CFA
Natural Resources Trust	Karl E. Bandtel
James A. Bevilacqua
Small Cap Growth Trust	Steven C. Angeli, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Small Cap Value Trust	Timothy J. McCormack, CFA
Stephen T. O’Brien, CFA (through June 30, 2008)
Shaun F. Pedersen

•	Mario E. Abularach, CFA. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2001.
•	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.
•	Karl E. Bandtel. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1990.
•	James A. Bevilacqua. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.
•	Michael T. Carmen, CFA, CPA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1999.
•	Doris T. Dwyer. Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Mid Cap Intersection Fund since its inception in May 2007. Ms. Dwyer joined Wellington Management as an investment professional in 1998.
•	David J. Elliott, CFA. Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Mid Cap Intersection Fund since its inception in May 2007. Mr. Elliott joined Wellington Management as an investment professional in 1995.
•	Scott M. Elliott. (co-portfolio manager since inception) Senior Vice President and Director, Asset Allocation Strategies of Wellington Management, has been involved in portfolio management and securities analysis for the Fund. Mr. Elliott joined Wellington Management as an investment professional in 1994.

•	Christopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 2000.
•	Evan S. Grace. (co-portfolio manager since inception) Vice President and Director, Asset Allocation Research of Wellington Management, has served as the Portfolio Manager for the Fund. Mr. Grace joined Wellington Management as an investment professional in 2003. Prior to joining Wellington Management, Mr. Grace was an investment professional with State Street Research (1993-2003).
•	Christopher A. Jones, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1994.
•	Timothy J. McCormack, CFA. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2000.
•	Stephen Mortimer. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2001.
•	Stephen T. O’Brien, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1983. Mr. O’Brien intends to retire from Wellington Management June 30, 2008.
•	Thomas L. Pappas, CFA. Senior Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1987.
•	Shaun F. Pedersen. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2004; previously an investment professional at Thomas Weisel Asset Management (2001-2004).
•	Rick A. Wurster. (co-portfolio manager since inception) Vice President, Asset Allocation Strategist and Business Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund. Mr. Wurster joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Wurster was a consultant with McKinsey & Company (2000-2006).

Wells Capital Management, Incorporated (“WellsCap”)

WellsCap, located at 525 Market St., San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S.

Fund	Portfolio Managers

Core Bond Trust	William Stevens
Thomas O’Connor
Lynne Royer
Troy Ludgood
U.S. High Yield Bond Trust	Phil Susser
Niklas Nordenfelt

•	William Stevens. Senior Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; previously founded the Fixed Income team of Montgomery Asset Management in 1992.
•	Thomas O’Connor, CFA. Senior Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; joined Montgomery Asset Management and the team in 2000; previously Thomas was a senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors (formerly ARM Capital Advisors).
•	Lynne Royer. Senior Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; joined Montgomery Asset Management and the team in 1996; previously Ms. Royer was a lending officer with Morgan Guaranty Trust Company (J.P. Morgan) in New York.
•	Troy Ludgood. Senior Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2004; previously, he was a trader at Lehman Brothers, responsible for corporate, emerging markets, and non-dollar sovereign bonds.
•	Phil Susser. Senior Portfolio Manager and Co-Manager of the Sutter High Yield Fixed Income team at Wells Capital Management; joined Sutter as a research analyst in 2001; previously worked at Deutsche Bank Securities Inc. as an associate research analyst.
•	Niklas Nordenfelt, CFA. Senior Portfolio Manager and Co-Manager of the Sutter High Yield Fixed Income team at Wells Capital Management; he joined Sutter as an investment strategist in 2003; previously worked at Barclays Global Investors, where he was a principal, working on their international and emerging markets equity strategies.

Western Asset Management Company (“Western”)

Western’s sole business is managing fixed-income portfolios, an activity the Firm has pursued for over 35 years. From offices in Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore and Tokyo, Western’s 1,000 employees perform investment services for a wide variety of global clients. The Firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money market to emerging markets. Western’s current client base totals 724, representing 46 countries, 1,414 accounts, and $628.4 billion in assets under management.

Fund	Portfolio Managers

Floating Rate Income Trust	Michael C. Buchanan
S. Kenneth Leech
Timothy J. Settel
Steven A. Walsh
U.S. Government Securities Trust	S. Kenneth Leech
Steven A. Walsh
Mark S. Lindbloom
Ronald D. Mass
Frederick R. Marki
High Yield Trust	S. Kenneth Leech
Steven A. Walsh
Michael C. Buchanan
Keith J. Gardner
Strategic Bond Trust	S. Kenneth Leech
Steven A. Walsh
Keith J. Gardner
Mark S. Lindbloom
Michael C. Buchanan

•	S. Kenneth Leech. (co-portfolio manager since inception) Chief Investment Officer, joined Western in 1990. Prior to joining Western, Mr. Leech worked at Greenwich Capital Markets Portfolio Manager, 1988-1990; The First Boston Corporation Fixed Income Manager, 1980-1988 and National Bank of Detroit Portfolio Manager, 1977-1980.
•	Steven A. Walsh. (co-portfolio manager since inception) Deputy Chief Investment Officer, joined Western in 1991. Prior to Western, Mr. Walsh worked at Security Pacific Investment Managers, Inc. Portfolio Manager, 1989-1991 and Atlantic Richfield Company Portfolio Manager, 1981-1988.
•	Mark S. Lindbloom. Portfolio Manager, joined Western in 2006. Prior to Western, Mr. Lindbloom worked for Citigroup Asset Management Portfolio Manager, 1986-2005; Brown Brothers Harriman & Co. Portfolio Manager, 1981-1986 and The New York Life Insurance Company Analyst, 1979-1981.
•	Ronald D. Mass. Portfolio Manager/Research Analyst, joined Western in 1991. Prior to Western, Mr. Mass worked for The First Boston Corporation Research Associate, 1987-1990 and The First Boston Corporation Research Associate, 1987-1990.
•	Frederick R. Marki. Senior Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Marki worked for Citigroup Asset Management Senior Portfolio Manager, 1991-2005; UBS Portfolio Manager, 1989-1991; Merrill Lynch Vice President, 1985-1989 and Federal Reserve Bank Assistant Economist, 1983-1985.
•	Michael C. Buchanan. (co-portfolio manager since inception) Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Buchanan worked for Credit Suisse Asset Management Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management Executive Vice President, Portfolio Manager, 2003; BlackRock Financial Management Managing Director, Head of High Yield Trading, 1998-2003 and Conseco Capital Management Vice President, Portfolio Manager, 1990-1998.
•	Keith J. Gardner. Portfolio Manager/Research Analyst, joined Western in 1994. Prior to Western, Mr. Gardner worked for Legg Mason, Inc. Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. Portfolio Manager, 1985-1992 and Salomon Brothers, Inc. Research Analyst, 1983-1985.
•	Timothy J. Settel. (co-portfolio manager since inception) Western Asset Management Company — Portfolio Manager/Research Analyst, 2001-present.

MULTICLASS PRICING; RULE 12B-1 PLANS

Multiple Classes of Shares

Each of the Funds (except the JHT Feeder Funds) issue three classes of shares: NAV Shares, Series I shares and Series II shares. The JHT Feeder Funds issue Series I, Series II and Series III shares.

Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees for Series I shares, Series II shares and Series III shares, and voting rights.

The expenses of each Fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the Fund attributable to shares of each class. Notwithstanding the foregoing, “class expenses” are allocated to each class. “Class expenses” for each Fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each Fund determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser’s determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each Fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans of Each Class

NAV shares are not subject to a Rule 12b-1 fee.

Series I shares of each Fund are subject to a Rule 12b-1 fee of 0.05% of Series I share average daily net assets except as follows:

•	Each JHT Feeder Fund is subject to a Rule 12b-1 fee of 0.60% of Series I share average daily net assets. Each Fund invests in Class 1 shares of its corresponding American Fund Master Fund which does not pay a Rule 12b-1 fee.

Series II shares of each Fund are subject to a Rule 12b-1 fee of up to 0.25% of Series II share average daily net assets except as follows:

•	Each JHT Feeder Fund is subject to a Rule 12b-1 fee of 0.75% of Series II share average daily net assets. Each Fund invests in Class 1 shares of its corresponding American Fund Master Fund which does not pay a Rule 12b-1 fee.

Series III shares of each JHT Feeder Fund are subject to a Rule 12b-1 fee of 0.25% of Series III share average daily net assets.

Rule 12b-1 fees will be paid to the JHT’s Distributor, John Hancock Distributors, LLC, or any successor thereto (the “Distributor”). The Distributor pays American Funds Distributors, Inc. (“AFD”) a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of any new or subsequent purchase payments allocated to a JHT Feeder Fund through variable annuity and variable life contracts issued or administered by certain insurance companies affiliated with the Adviser.

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,

(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT’s investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

Rule 12b-1 fees are paid out of a Fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Fund and may, over time, be greater than other types of sales charges.

GENERAL INFORMATION

Taxes

The following is a summary of some important tax issues that affect JHT and the Funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHT or the Funds. More information about taxes is located in the SAI under the heading — “Additional Information Concerning Taxes”. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

Qualification as a Regulated Investment Company Diversification Requirements Applicable to Insurance Company Separate Accounts

JHT intends to take the steps necessary to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and believes that each Fund will so qualify. As a result of qualifying as a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a regulated investment company. Therefore, each Fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

If a Fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

•	would be treated as owning shares of the Fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and
•	the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

Tax-Qualified and Non-Qualified Contracts

Certain of MFC’s life insurance subsidiaries (the “Insurance Companies”) are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their “policyholder reserves.” They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a “DAC tax charge” they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a “DAC tax adjustment.” They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

The Insurance Companies’ contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHT, including the application of state and local taxes.

Foreign Investments

When investing in foreign securities or currencies, a Fund may incur withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a Fund of JHT.

Tax Implications for Insurance Contracts With Investments Allocated to JHT

For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a Fund of JHT, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See “Additional Information Concerning Taxes” in the SAI for additional information on taxes.

Dividends

JHT intends to declare as dividends substantially all of the net investment income, if any, of each Fund. Dividends from the net investment income and the net capital gain, if any, for each Fund except the Money Market Trust will be declared not less frequently than annually and reinvested in additional full and fractional shares of that Fund or paid in cash. Dividends from net investment income and net capital gain, if any, for the Money Market Trust will be declared and reinvested, or paid in cash, daily.

Purchase and Redemption of Shares

Shares of each Fund of JHT are offered continuously, without sales charge, at a price equal to their NAV. The distributor of the shares of JHT is John Hancock Distributors LLC. Shares of each Fund of JHT are sold and redeemed at their NAV next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;
•	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or
•	the SEC by order so permits for the protection of security holders of JHT.

Calculation of NAV
The NAV of the shares of each Fund is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

(i) days on which changes in the value of such Fund’s portfolio securities will not materially affect the current NAV of the shares of the Fund,

(ii) days during which no shares of such Fund are tendered for redemption and no order to purchase or sell such shares is received by JHT, or

(iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAVs per share of all Funds, except the Money Market Trust, are computed by:

(i) adding the sum of the value of the securities held by each Fund plus any cash or other assets it holds,

(ii) subtracting all its liabilities, and

(iii) dividing the result by the total number of shares outstanding of that Fund at such time.

Valuation of Securities
Securities held by each of the Funds, except securities held by the Money Market Trust, a fund of funds, and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to JHT’s Pricing Committee (the “Pricing Committee”), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the NAV of a Fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. JHT may also fair value securities in other situations, for example, when a particular foreign market is closed but JHT is calculating the NAV for its portfolios. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, JHT will, on an ongoing basis, monitor for “significant market events.” A “significant market event” is a certain percentage change in the value of the S&P index or of certain “i-Share Exchange Traded Funds” (“i-Shares”) which track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Funds that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the NAV of such Funds will be recommended to JHT’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the NAV of a Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

All instruments held by the Money Market Trust and money market instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis. Underlying Funds shares held by a fund of funds and by the JHT Feeder Funds are valued at their NAV. The JHT Feeder Funds invest in corresponding American Funds master funds, and the prospectus for the American Funds master funds which accompanies this Prospectus describes the valuation of securities held by these master funds, including the circumstances in which such securities may be fair valued.

Disruptive Short Term Trading

None of the Funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities which may increase portfolio transaction costs, disrupt management of a Fund (affecting a subadviser’s ability to effectively manage a Fund in accordance with its investment objective and policies) and dilute the interest in a Fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and JHT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a Fund’s holdings, and the time when that change is reflected in the NAV of the Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a Fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the Investment Company Act of 1940, as amended, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that the ability to restrict Disruptive Short-Term Trading and the restrictions on Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a Fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected Funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target Funds with the following types of investments:

1. Funds with significant investments in foreign securities traded on markets that close before the Fund determines its NAV.

2. Funds with significant investments in high yield securities that are infrequently traded; and

3. Funds with significant investments in small cap securities.

Market timers may also target Funds with other types of investments for frequent trading of shares.

Policy Regarding Disclosure of Fund Portfolio Holdings

The SAI of JHT contains a description of JHT’s policies and procedures regarding disclosure of JHT portfolio holdings. (See “Procedures Regarding Disclosure of Trust Portfolio Holdings”)

Each of the Funds of Funds invests in shares of other Funds. The holdings of each Fund of Fund in other Funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a Fund of Funds. In addition, the ten largest holdings of each Fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT’s Form N-CSR and Form N-Q will contain each Fund’s entire portfolio holdings as of the applicable calendar quarter end.

www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

Purchasers of Shares of JHT

Shares of JHT may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts. Due to differences in tax treatments and other considerations, the interests of various contract owners participating in

JHT. The Board of Trustees of JHT will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Broker Compensation and Revenue Sharing Arrangements

Insurance companies and their SEC registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies (“Variable Products”). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the “John Hancock Insurance Companies”) and certain of their separate accounts that are exempt from SEC registration may use Series 1 shares of JHT as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

FINANCIAL HIGHLIGHTS

The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund for the past five years (or since inception in the case of a Fund in operation for less than five years.) Certain information reflects financial results for a single share of a Fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use JHT as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHT as of December 31, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHT’s financial statements, in JHT’s annual report which has been incorporated by reference into the SAI and is available upon request.

John Hancock Trust
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
500 Index
Series I
12-31-2007	12.33	0.18	[1]	0.42	0.60	(0.29)	—	—	(0.29)	12.64	4.90	[2,3]	0.54	[4]	0.54		1.44		1,317	5
12-31-2006	10.80	0.16	[1]	1.48	1.64	(0.11)	—	—	(0.11)	12.33	15.26	[2,3]	0.54	[4]	0.54		1.44		1,323	15
12-31-2005	10.52	0.14	[1]	0.30	0.44	(0.16)	—	—	(0.16)	10.80	4.29	[2]	0.56		0.56		1.31		1,097	11
12-31-2004	9.63	0.14	[1]	0.84	0.98	(0.09)	—	—	(0.09)	10.52	10.26	[2]	0.56		0.56		1.47		1,115	4
12-31-2003	7.60	0.10	[1]	2.01	2.11	(0.08)	—	—	(0.08)	9.63	28.01	[2]	0.57		0.57		1.22		980	1

Series II
12-31-2007	12.26	0.16	[1]	0.41	0.57	(0.24)	—	—	(0.24)	12.59	4.73	[2,3]	0.74	[4]	0.74		1.24		95	5
12-31-2006	10.74	0.14	[1]	1.47	1.61	(0.09)	—	—	(0.09)	12.26	15.06	[2,3]	0.74	[4]	0.74		1.23		114	15
12-31-2005	10.46	0.11	[1]	0.31	0.42	(0.14)	—	—	(0.14)	10.74	4.12	[2]	0.76		0.76		1.11		129	11
12-31-2004	9.59	0.13	[1]	0.82	0.95	(0.08)	—	—	(0.08)	10.46	10.00	[2]	0.76		0.76		1.29		146	4
12-31-2003	7.59	0.09	[1]	1.99	2.08	(0.08)	—	—	(0.08)	9.59	27.76	[2]	0.77		0.77		1.02		116	1

Series NAV
12-31-2007	12.16	0.19	[1]	0.42	0.61	(0.30)	—	—	(0.30)	12.47	5.03	[2,3]	0.49	[4]	0.49		1.53		370	5
12-31-2006	10.80	0.15	[1]	1.32	1.47	(0.11)	—	—	(0.11)	12.16	13.70	[2,3]	0.52	[4]	0.51		1.35		38	15
12-31-2005[5]	10.28	0.03	[1]	0.49	0.52	—	—	—	—	10.80	5.06	[6]	0.52	[7]	0.52	[7]	1.80	[7]	256	11

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
500 Index B
Series NAV
12-31-2007	18.13	0.32	[1]	0.62	0.94	(0.56)	—	—	(0.56)	18.51	5.25	[2,3]	0.49	[4]	0.25	1.72	1,215	13
12-31-2006	15.87	0.29	[1]	2.16	2.45	(0.19)	—	—	(0.19)	18.13	15.56	[2,3,8]	0.49	[4]	0.25	1.72	1,160	6
12-31-2005[9]	15.42	0.25	[1]	0.46	0.71	(0.07)	(0.19)	—	(0.26)	15.87	4.65	[2,3]	0.43	[4]	0.24	1.65	1,110	13	[10]
12-31-2004[11]	14.18	0.27		1.23	1.50	(0.26)	—	—	(0.26)	15.42	10.70	[2]	0.22		0.22	1.85	842	14
12-31-2003[11,12]	11.36	0.20		3.00	3.20	(0.37)	—	(0.01)	(0.38)	14.18	28.42	[2]	0.21		0.21	1.59	682	5

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Active Bond
Series I
12-31-2007	9.88	0.51	[1]	(0.12)	0.39	(0.87)	—	—	(0.87)	9.40	4.05	[2,3]	0.68	[4]	0.68		5.26		117	140	[13]
12-31-2006	9.73	0.44	[1]	(0.02)[14]	0.42	(0.27)	—	—	(0.27)	9.88	4.42	[2,3,8]	0.69	[4]	0.69		4.53		139	207
12-31-2005[15]	9.60	0.29	[1]	(0.14)	0.15	—	(0.02)	—	(0.02)	9.73	1.59	[2,6]	0.72	[7]	0.72	[7]	4.33	[7]	166	305	[10]

Series II
12-31-2007	9.87	0.49	[1]	(0.13)	0.36	(0.83)	—	—	(0.83)	9.40	3.78	[2,3]	0.88	[4]	0.88		5.06		559	140	[13]
12-31-2006	9.72	0.41	[1]	(0.01)[14]	0.40	(0.25)	—	—	(0.25)	9.87	4.21	[2,3,8]	0.89	[4]	0.89		4.28		553	207
12-31-2005[15]	9.60	0.28	[1]	(0.14)	0.14	—	(0.02)	—	(0.02)	9.72	1.49	[2,6]	0.92	[7]	0.92	[7]	4.25	[7]	559	305	[10]

Series NAV
12-31-2007	9.89	0.52	[1]	(0.13)	0.39	(0.88)	—	—	(0.88)	9.40	4.03	[2,3]	0.63	[4]	0.63		5.31		1,871	140	[13]
12-31-2006	9.73	0.40	[1]	0.03	0.43	(0.27)	—	—	(0.27)	9.89	4.54	[2,3,8]	0.64	[4]	0.64		4.18		1,774	207
12-31-2005[16]	9.63	0.43	[1]	(0.19)	0.24	(0.12)	(0.02)	—	(0.14)	9.73	2.54	[2]	0.70		0.70		4.41		1,220	305	[10]
12-31-2004[11]	9.64	0.34		0.11	0.45	(0.34)	(0.12)	—	(0.46)	9.63	4.75	[2]	0.70		0.70		3.56		1,002	444
12-31-2003[11]	9.70	0.43		0.18	0.61	(0.43)	(0.24)	—	(0.67)	9.64	6.48	[2]	0.70		0.70		4.42		1,056	466	[10]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
All Cap Core
Series I
12-31-2007	19.60	0.23	[1]	0.29	0.52	(0.29)	—	—	(0.29)	19.83	2.66	[2,3,17]	0.86	[4]	0.86		1.12		172		257
12-31-2006	17.20	0.20	[1]	2.33	2.53	(0.13)	—	—	(0.13)	19.60	14.75	[2,3]	0.88	[4]	0.88		1.08		213		240
12-31-2005	15.89	0.11	[1]	1.32	1.43	(0.12)	—	—	(0.12)	17.20	9.08	[2]	0.92		0.92		0.70		228		317
12-31-2004	13.72	0.11	[1]	2.12	2.23	(0.06)	—	—	(0.06)	15.89	16.33	[2]	0.92		0.92		0.75		257		257
12-31-2003	10.43	0.06	[1]	3.23	3.29	—	—	—	—	13.72	31.54		0.93		0.93		0.49		264		183

Series II
12-31-2007	19.52	0.19	[1]	0.28	0.47	(0.22)	—	—	(0.22)	19.77	2.41	[2,3,17]	1.06	[4]	1.06		0.92		19		257
12-31-2006	17.13	0.16	[1]	2.32	2.48	(0.09)	—	—	(0.09)	19.52	14.54	[2,3]	1.08	[4]	1.08		0.87		11		240
12-31-2005	15.83	0.08	[1]	1.32	1.40	(0.10)	—	—	(0.10)	17.13	8.89	[2]	1.12		1.12		0.50		11		317
12-31-2004	13.69	0.08	[1]	2.11	2.19	(0.05)	—	—	(0.05)	15.83	16.06	[2]	1.12		1.12		0.56		13		257
12-31-2003	10.43	0.03	[1]	3.23	3.26	—	—	—	—	13.69	31.26		1.13		1.13		0.29		10		183

Series NAV
12-31-2007	19.62	0.24	[1]	0.29	0.53	(0.31)	—	—	(0.31)	19.84	2.70	[2,3,17]	0.81	[4]	0.81		1.17		763		257
12-31-2006	17.22	0.24	[1]	2.29	2.53	(0.13)	—	—	(0.13)	19.62	14.77	[2,3]	0.83	[4]	0.83		1.32		385		240
12-31-2005[18]	15.22	0.10	[1]	1.90	2.00	—	—	—	—	17.22	13.14	[6]	0.88	[7]	0.88	[7]	0.83	[7]	—	[19]	317

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
All Cap Growth
Series I
12-31-2007	17.83	—	[1]	2.15	2.15	(0.01)	—	—	(0.01)	19.97	12.06	[2,3,17]	0.95	[4]	0.95		—	209	74
12-31-2006	16.73	—	[1,20]	1.10	1.10	—	—	—	—	17.83	6.58	[3]	0.95	[4]	0.95		0.03	246	117
12-31-2005	15.35	—	[1,20]	1.38	1.38	—	—	—	—	16.73	8.99		1.00		1.00		(0.02)	288	99
12-31-2004	14.41	—	[1,20]	0.94	0.94	—	—	—	—	15.35	6.52		1.00		1.00		(0.01)	475	77
12-31-2003	11.15	(0.05)[1]		3.31	3.26	—	—	—	—	14.41	29.24		1.01		1.01		(0.38)	520	58

Series II
12-31-2007	17.67	(0.04)[1]		2.13	2.09	—	—	—	—	19.76	11.83	[3,17]	1.15	[4]	1.15		(0.21)	28	74
12-31-2006	16.62	(0.03)[1]		1.08	1.05	—	—	—	—	17.67	6.32	[3]	1.15	[4]	1.15		(0.17)	30	117
12-31-2005	15.28	(0.04)[1]		1.38	1.34	—	—	—	—	16.62	8.77		1.20		1.20		(0.24)	34	99
12-31-2004	14.37	(0.02)[1]		0.93	0.91	—	—	—	—	15.28	6.33		1.20		1.20		(0.11)	150	77
12-31-2003	11.14	(0.07)[1]		3.30	3.23	—	—	—	—	14.37	28.99		1.21		1.21		(0.58)	87	58

Series NAV
12-31-2007	17.86	0.01	[1]	2.15	2.16	(0.03)	—	—	(0.03)	19.99	12.08	[2,3,17]	0.90	[4]	0.90		0.04	143	74
12-31-2006	16.75	0.01	[1]	1.10	1.11	—	—	—	—	17.86	6.63	[3]	0.90	[4]	0.90		0.08	121	117
12-31-2005[21]	15.20	—	[1,20]	1.55	1.55	—	—	—	—	16.75	10.20	[6]	0.91	[7]	0.91	[7]	0.04 [7]	69	99

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
All Cap Value
Series I
12-31-2007	13.03	0.09	[1]	0.92	1.01	(0.24)	(5.64)	—	(5.88)	8.16	8.33	[2,3,17]	0.95	[4]	0.95		0.68		63	63
12-31-2006	14.70	0.11	[1]	1.68	1.79	(0.15)	(3.31)	—	(3.46)	13.03	13.71	[2,3]	0.92	[4]	0.92		0.86		68	57
12-31-2005	14.54	0.11	[1]	0.67	0.78	(0.08)	(0.54)	—	(0.62)	14.70	5.71	[2]	0.94		0.94		0.78		70	78
12-31-2004	12.58	0.12	[1]	1.88	2.00	(0.04)	—	—	(0.04)	14.54	15.96	[2]	0.95		0.95		0.94		204	43
12-31-2003	9.10	0.07	[1]	3.42	3.49	(0.01)	—	—	(0.01)	12.58	38.36	[2]	0.98		0.98		0.64		184	52

Series II
12-31-2007	12.99	0.06	[1]	0.92	0.98	(0.19)	(5.64)	—	(5.83)	8.14	8.17	[2,3,17]	1.15	[4]	1.15		0.49		53	63
12-31-2006	14.66	0.09	[1]	1.67	1.76	(0.12)	(3.31)	—	(3.43)	12.99	13.53	[2,3]	1.12	[4]	1.12		0.66		66	57
12-31-2005	14.48	0.09	[1]	0.65	0.74	(0.02)	(0.54)	—	(0.56)	14.66	5.42	[2]	1.14		1.14		0.61		66	78
12-31-2004	12.54	0.11	[1]	1.87	1.98	(0.04)	—	—	(0.04)	14.48	15.79	[2]	1.15		1.15		0.81		192	43
12-31-2003	9.09	0.05	[1]	3.41	3.46	(0.01)	—	—	(0.01)	12.54	38.16	[2]	1.18		1.18		0.44		101	52

Series NAV
12-31-2007	12.99	0.12	[1]	0.92	1.04	(0.25)	(5.64)	—	(5.89)	8.14	8.67	[2,3,17]	0.85	[4]	0.85		0.86		17	63
12-31-2006	14.66	0.12	[1]	1.68	1.80	(0.16)	(3.31)	—	(3.47)	12.99	13.82	[2,3]	0.87	[4]	0.87		0.93		232	57
12-31-2005[21]	14.55	0.08	[1]	0.69	0.77	(0.12)	(0.54)	—	(0.66)	14.66	5.68	[2,6]	0.87	[7]	0.87	[7]	0.68	[7]	127	78

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Asset Allocation
Series II
12-31-2007[22]	12.50	0.48	[1,23]	(0.32)	0.16	(0.22)	(0.05)	—	(0.27)	12.39	1.28	[6,2]	0.79	[7,24]	0.79	[7,24,25]	5.57	[23,7]	511	—	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Blue Chip Income and Growth
Series I
12-31-2007	18.29	0.40	[1,23]	(0.12)[14]	0.28	(0.44)	(3.25)	—	(3.69)	14.88	1.65	[2]	0.38	[24]	0.38	[24]	2.24	[23]	19	12
12-31-2006	16.00	0.13	[1,23]	2.54	2.67	(0.09)	(0.29)	—	(0.38)	18.29	16.99	[2]	0.39	[24]	0.39	[24]	0.79	[23]	17	15
12-31-2005	16.90	0.09	[1,23]	0.89	0.98	(0.05)	(1.83)	—	(1.88)	16.00	6.76	[2]	0.39	[24]	0.39	[24]	0.60	[23]	7	10
12-31-2004	15.46	0.04	[23]	1.40	1.44	—	—	—	—	16.90	9.31		0.39	[24]	0.39	[24]	0.29	[23]	3	54
12-31-2003[26]	13.66	—	[20,23]	1.80	1.80	—	—	—	—	15.46	13.18	[6]	0.39	[7,24]	0.39	[24,7]	(0.39)[7,23]		1	—	[6,27]

Series II
12-31-2007	18.26	0.33	[1,23]	(0.08)[14]	0.25	(0.39)	(3.25)	—	(3.64)	14.87	1.48	[2]	0.53	[24]	0.53	[24]	1.85	[23]	156	12
12-31-2006	15.98	0.11	[1,23]	2.53	2.64	(0.07)	(0.29)	—	(0.36)	18.26	16.79	[2]	0.54	[24]	0.54	[24]	0.63	[23]	198	15
12-31-2005	16.85	0.07	[1,23]	0.90	0.97	(0.01)	(1.83)	—	(1.84)	15.98	6.66	[2]	0.53	[24]	0.53	[24]	0.47	[23]	185	10
12-31-2004	15.44	0.01	[23]	1.40	1.41	—	—	—	—	16.85	9.13		0.54	[24]	0.54	[24]	0.05	[23]	180	54
12-31-2003[26]	12.50	—	[20,23]	2.94	2.94	—	—	—	—	15.44	23.52	[6]	0.54	[7,24]	0.54	[7,24]	(0.54)[7,23]		181	—	[6,27]

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net		From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized		capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain		paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American Bond
Series I
12-31-2007	13.32	1.04	[1,23]	(0.65)	0.39	(0.58)	—	[20]	—	(0.58)	13.13	2.96	[2]	0.37	[24]	0.37	[24,28]	7.85	[23]	10		4
12-31-2006	12.50	0.35	[1,23]	0.47	0.82	—	—		—	—	13.32	6.56		0.38	[24]	0.38	[24]	2.73	[23]	2		1
12-31-2005[29]	12.36	(0.01)[1,23]		0.15	0.14	—	—		—	—	12.50	1.13	[6]	0.40	[24,7]	0.40	[24,7]	(0.40)[23,7]		—	[19]	2	[6]

Series II
12-31-2007	13.30	1.06	[1,23]	(0.70)	0.36	(0.54)	—	[20]	—	(0.54)	13.12	2.76	[2]	0.52	[24]	0.52	[24,28]	7.97	[23]	996		4
12-31-2006	12.49	0.41	[1,23]	0.40	0.81	—	—		—	—	13.30	6.49		0.53	[24]	0.53	[24]	3.24	[23]	550		1
12-31-2005[29]	12.50	(0.02)[1,23]		0.01	(0.01)	—	—		—	—	12.49	(0.08)[6]		0.55	[24,7]	0.55	[24,7]	(0.55)[23,7]		148		2	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
American Fundamental Holding
Series I
12-31-2007[30]	12.50	0.24	[1,23]	(0.62)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.05)[2,6]	3.26	[7,24,4]	1.04	[7,24,28]	12.00	[7,23]	—	[19]	—	[6]

Series II
12-31-2007[30]	12.50	0.511	[1,23]	(0.90)	(0.39)	(0.20)	—	—	(0.20)	11.91	(3.08)[2,6]	1.25	[7,24,4]	1.20	[7,24,28]	24.93	[7,23]	58		—	[6]

Series III
12-31-2007[30]	12.50	0.25	[1,23]	(0.63)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.00)[2,6]	2.90	[7,24,4]	0.70	[7,24,28]	12.35	[7,23]	—	[19]	—	[6]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
American Global Diversification
Series I
12-31-2007[30]	12.50	0.27	[1,23]	(0.67)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.17)[2,6]	2.85	[7,24,4]	0.93	[7,24,28]	13.38	[7,23]	—	[19]	—	[6]

Series II
12-31-2007[30]	12.50	0.49	[1,23]	(0.89)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.19)[2,6]	1.03	[7,24,4]	0.98	[7,24,28]	24.24	[7,23]	108		—	[6]

Series III
12-31-2007[30]	12.50	0.28	[1,23]	(0.68)	(0.40)	(0.23)	—	—	(0.23)	11.87	(3.19)[2,6]	2.50	[7,24,4]	0.58	[7,24,28]	13.73	[7,23]	—	[19]	—	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Global Growth
Series II
12-31-2007[22]	12.50	0.43	[1,23]	0.43	0.86	(0.20)	(0.05)	—	(0.25)	13.11	6.92	[2,6]	0.81	[7,24]	0.81	[7,24,28]	4.89	[23,7]	227	1	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations					Less distributions							Ratios to average net assets
Ratio
of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized		Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on		investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments		operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)		($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Global Small Capitalization
Series II
12-31-2007[22]	12.50	0.32	[1,23]	0.78	[14]	1.10	(0.16)	(0.09)	—	(0.25)	13.35	8.86	[2,6]	0.86	[7,24]	0.86	[7,24,28]	3.49	[7,23]	87	4	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Growth
Series I
12-31-2007	21.73	0.10	[1,23]	2.44	2.54	(0.18)	(2.44)	—	(2.62)	21.65	11.93	[2]	0.37	[24]	0.37	[24,28]	0.43	[23]	102	9
12-31-2006	19.98	0.13	[1,23]	1.81	1.94	(0.06)	(0.13)	—	(0.19)	21.73	9.80	[2]	0.38	[24]	0.38	[24]	0.62	[23]	99	3
12-31-2005	17.28	0.10	[1,23]	2.62	2.72	—	(0.02)	—	(0.02)	19.98	15.78	[2]	0.38	[24]	0.38	[24]	0.54	[23]	57	3
12-31-2004	15.42	(0.01)[23]		1.88	1.87	—	(0.01)	—	(0.01)	17.28	12.10	[2]	0.37	[24]	0.37	[24]	(0.12)[23]		17	1
12-31-2003[26]	13.94	—	[23,20]	1.48	1.48	—	—	—	—	15.42	10.62	[6]	0.38	[24,7]	0.38	[24,7]	0.04	[23,7]	3	1	[6]

Series II
12-31-2007	21.64	0.06	[1,23]	2.43	2.49	(0.12)	(2.44)	—	(2.56)	21.57	11.73	[2]	0.52	[24]	0.52	[24,28]	0.28	[23]	1,739	9
12-31-2006	19.90	0.07	[1,23]	1.84	1.91	(0.04)	(0.13)	—	(0.17)	21.64	9.64	[2]	0.53	[24]	0.53	[24]	0.33	[23]	1,485	3
12-31-2005	17.24	0.05	[1,23]	2.63	2.68	—	(0.02)	—	(0.02)	19.90	15.59	[2]	0.53	[24]	0.53	[24]	0.25	[23]	1,134	3
12-31-2004	15.41	(0.04)[1,23]		1.88	1.84	—	(0.01)	—	(0.01)	17.24	11.91	[2]	0.52	[24]	0.52	[24]	(0.30)[23]		708	1
12-31-2003[26]	12.50	—	[23,20]	2.91	2.91	—	—	—	—	15.41	23.28	[6]	0.53	[24,7]	0.53	[24,7]	(0.23)[23,7]		270	1	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Growth-Income
Series I
12-31-2007	20.19	0.26	[1,23]	0.66	0.92	(0.60)	(0.98)	—	(1.58)	19.53	4.64	[2]	0.37	[24]	0.37	[24,28]	1.24	[23]	29	5
12-31-2006	17.81	0.25	[1,23]	2.36	2.61	(0.21)	(0.02)	—	(0.23)	20.19	14.80	[2]	0.38	[24]	0.38	[24]	1.35	[23]	20	2
12-31-2005	17.00	0.27	[1,23]	0.65	0.92	(0.08)	(0.03)	—	(0.11)	17.81	5.44	[2]	0.38	[24]	0.38	[24]	1.55	[23]	14	1
12-31-2004	15.55	0.05	[23]	1.49	1.54	(0.07)	(0.02)	—	(0.09)	17.00	9.96	[2]	0.37	[24]	0.37	[24]	1.01	[23]	9	1
12-31-2003[26]	13.78	0.10	[23]	1.67	1.77	—	—	—	—	15.55	12.84	[6]	0.38	[7,24]	0.38	[24,7]	3.66	[23,7]	1	2	[6]

Series II
12-31-2007	20.14	0.22	[1,23]	0.66	0.88	(0.54)	(0.98)	—	(1.52)	19.50	4.48	[2]	0.52	[24]	0.52	[24,28]	1.05	[23]	1,440	5
12-31-2006	17.77	0.22	[1,23]	2.35	2.57	(0.18)	(0.02)	—	(0.20)	20.14	14.62	[2]	0.53	[24]	0.53	[24]	1.17	[23]	1,237	2
12-31-2005	16.97	0.24	[1,23]	0.66	0.90	(0.07)	(0.03)	—	(0.10)	17.77	5.29	[2]	0.53	[24]	0.53	[24]	1.41	[23]	873	1
12-31-2004	15.53	0.04	[23]	1.48	1.52	(0.06)	(0.02)	—	(0.08)	16.97	9.83	[2]	0.52	[24]	0.52	[24]	0.68	[23]	558	1
12-31-2003[26]	12.50	0.09	[23]	2.94	3.03	—	—	—	—	15.53	24.24	[6]	0.53	[7,24]	0.53	[24,7]	2.08	[23,7]	182	2	[6]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American High Income Bond
Series II
12-31-2007[22]	12.50	1.58	[1,23]	(2.01)	(0.43)	(0.74)	—	—	(0.74)	11.33	(3.41)[2,6]	0.96	[7,24]	0.96	[24,7,28]	19.47	[7,23]	46	3	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American International
Series I
12-31-2007	24.92	0.33	[1,23]	4.37	4.70	(0.43)	(2.48)	—	(2.91)	26.71	19.58	[2]	0.37	[24]	0.37	[24,28]	1.23	[23]	106	10
12-31-2006	21.44	0.36	[1,23]	3.57	3.93	(0.21)	(0.24)	—	(0.45)	24.92	18.53	[2]	0.38	[24]	0.38	[24]	1.56	[23]	70	6
12-31-2005	19.37	0.34	[1,23]	3.40	3.74	(0.14)	(1.53)	—	(1.67)	21.44	21.07	[2]	0.38	[24]	0.38	[24]	1.75	[23]	35	6
12-31-2004	16.68	0.13	[23]	2.97	3.10	(0.12)	(0.29)	—	(0.41)	19.37	18.88	[2]	0.38	[24]	0.38	[24]	1.57	[23]	10	65
12-31-2003[26]	13.78	0.16	[23]	2.74	2.90	—	—	—	—	16.68	21.04	[6]	0.39	[24,7]	0.39	[24,7]	3.34	[7,23]	3	22	[6]

Series II
12-31-2007	24.86	0.27	[1,23]	4.38	4.65	(0.36)	(2.48)	—	(2.84)	26.67	19.41	[2]	0.52	[24]	0.52	[24,28]	1.01	[23]	1,168	10
12-31-2006	21.40	0.30	[1,23]	3.58	3.88	(0.18)	(0.24)	—	(0.42)	24.86	18.32	[2]	0.53	[24]	0.53	[24]	1.30	[23]	951	6
12-31-2005	19.34	0.25	[1,23]	3.45	3.70	(0.11)	(1.53)	—	(1.64)	21.40	20.87	[2]	0.53	[24]	0.53	[24]	1.31	[23]	624	6
12-31-2004	16.66	0.11	[23]	2.96	3.07	(0.10)	(0.29)	—	(0.39)	19.34	18.74	[2]	0.53	[24]	0.53	[24]	1.07	[23]	307	65
12-31-2003[26]	12.50	0.14	[23]	4.02	4.16	—	—	—	—	16.66	33.28	[6]	0.54	[24,7]	0.54	[24,7]	2.01	[7,23]	178	22	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American New World
Series II
12-31-2007[22]	12.50	0.56	[1,23]	2.02	2.58	(0.23	(0.09)	—	(0.32)	14.76	20.73	[2,6]	0.88	[7,24]	0.88	[24,7,28]	5.79	[23,7]	83	8	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Blue Chip Growth
Series I
12-31-2007	19.39	0.08	[1]	2.38	2.46	(0.15)	—	—	(0.15)	21.70	12.75	[2,3,17]	0.88	[4]	0.85		0.40		593	34
12-31-2006	17.73	0.10	[1]	1.60	1.70	(0.04)	—	—	(0.04)	19.39	9.58	[2,3,8]	0.88	[4]	0.86		0.53		668	37
12-31-2005	16.86	0.04	[1]	0.90	0.94	(0.07)	—	—	(0.07)	17.73	5.60	[2,3]	0.92	[4]	0.89		0.24		769	65	[10]
12-31-2004	15.48	0.08	[1]	1.32	1.40	(0.02)	—	—	(0.02)	16.86	9.03	[2,3]	0.91	[4]	0.88		0.53		1,309	31
12-31-2003	11.99	0.02	[1]	3.48	3.50	(0.01)	—	—	(0.01)	15.48	29.17	[2,3]	0.92	[4]	0.90		0.15		1,291	35

Series II
12-31-2007	19.32	0.04	[1]	2.37	2.41	(0.08)	—	—	(0.08)	21.65	12.51	[2,3,17]	1.08	[4]	1.05		0.21		176	34
12-31-2006	17.68	0.06	[1]	1.59	1.65	(0.01)	—	—	(0.01)	19.32	9.31	[2,3,8]	1.08	[4]	1.06		0.32		176	37
12-31-2005	16.78	0.01	[1]	0.89	0.90	—	—	—	—	17.68	5.36	[3]	1.12	[4]	1.09		0.04		181	65	[10]
12-31-2004	15.43	0.07	[1]	1.29	1.36	(0.01)	—	—	(0.01)	16.78	8.83	[2,3]	1.11	[4]	1.08		0.47		471	31
12-31-2003	11.98	—	[1,20]	3.47	3.47	(0.02)	—	—	(0.02)	15.43	29.02	[2,3]	1.12	[4]	1.10		(0.03)		205	35

Series NAV
12-31-2007	19.36	0.10	[1]	2.37	2.47	(0.17)	—	—	(0.17)	21.66	12.81	[2,3,17]	0.83	[4]	0.80		0.46		2,491	34
12-31-2006	17.71	0.10	[1]	1.59	1.69	(0.04)	—	—	(0.04)	19.36	9.59	[2,3,8]	0.83	[4]	0.81		0.56		1,880	37
12-31-2005[21]	16.32	0.04	[1]	1.45	1.49	(0.10)	—	—	(0.10)	17.71	9.19	[2,3,6]	0.87	[4,7]	0.84	[7]	0.28	[7]	1,480	65	[10]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Capital Appreciation
Series I
12-31-2007	9.07	0.03	[1]	1.02	1.05	(0.03)	(0.04)	—	(0.07)	10.05	11.61	[2,3,17]	0.82	[4]	0.82		0.31	227	73
12-31-2006	10.02	0.01	[1]	0.20	0.21	—	(1.16)	—	(1.16)	9.07	2.26	[3,2,8]	0.83	[4]	0.83		0.11	263	114	[10]
12-31-2005	8.79	(0.01)[1]		1.24	1.23	—	—	—	—	10.02	13.99		0.95		0.95		(0.10)	52	101
12-31-2004	8.04	0.01	[1]	0.74	0.75	—	—	—	—	8.79	9.33		0.97		0.97		0.15	129	79
12-31-2003	6.21	(0.01)[1]		1.84	1.83	—	—	—	—	8.04	29.47		0.99		0.99		(0.13)	121	71

Series II
12-31-2007	8.99	0.01	[1]	1.01	1.02	(0.01)	(0.04)	—	(0.05)	9.96	11.36	[2,3,17]	1.02	[4]	1.02		0.11	97	73
12-31-2006	9.96	(0.01)[1]		0.20	0.19	—	(1.16)	—	(1.16)	8.99	2.06	[2,8,3]	1.03	[4]	1.03		(0.09)	113	114	[10]
12-31-2005	8.76	(0.02)[1]		1.22	1.20	—	—	—	—	9.96	13.70		1.15		1.15		(0.27)	47	101
12-31-2004	8.02	—	[1,20]	0.74	0.74	—	—	—	—	8.76	9.23		1.17		1.17		0.02	125	79
12-31-2003	6.20	(0.03)[1]		1.85	1.82	—	—	—	—	8.02	29.35		1.19		1.19		(0.35)	72	71

Series NAV
12-31-2007	9.08	0.03	[1]	1.03	1.06	(0.04)	(0.04)	—	(0.08)	10.06	11.69	[2,3,17]	0.77	[4]	0.77		0.36	780	73
12-31-2006	10.02	0.01	[1]	0.21	0.22	—	(1.16)	—	(1.16)	9.08	2.38	[3,2,8]	0.78	[4]	0.78		0.15	627	114	[10]
12-31-2005[21]	8.51	(0.01)[1]		1.53	1.52	(0.01)	—	—	(0.01)	10.02	17.88	[2,6]	0.88	[7]	0.88	[7]	(0.18)[7]	207	101

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Classic Value
Series I
12-31-2007	16.20	0.24	[1]	(2.24)	(2.00)	(0.26)	(1.71)	—	(1.97)	12.23	(12.58)[2,3]		0.92	[4]	0.92		1.51		23	36
12-31-2006	14.37	0.19	[1]	2.11	2.30	(0.15)	(0.32)	—	(0.47)	16.20	16.04	[2,3]	0.96	[4]	0.96		1.24		30	47
12-31-2005	13.84	0.13	[1]	1.17	1.30	(0.08)	(0.69)	—	(0.77)	14.37	9.42	[2]	1.11		1.11		0.88		12	42
12-31-2004[31]	12.50	0.05	[1]	1.36	1.41	(0.03)	(0.04)	—	(0.07)	13.84	11.31	[2,3,6]	1.48	[4,7]	1.42	[7]	0.59	[7]	3	9	[6]

Series II
12-31-2007	16.19	0.21	[1]	(2.25)	(2.04)	(0.22)	(1.71)	—	(1.93)	12.22	(12.80)[2,3]		1.12	[4]	1.12		1.29		22	36
12-31-2006	14.36	0.16	[1]	2.11	2.27	(0.12)	(0.32)	—	(0.44)	16.19	15.83	[2,3]	1.16	[4]	1.16		1.03		40	47
12-31-2005	13.83	0.09	[1]	1.18	1.27	(0.05)	(0.69)	—	(0.74)	14.36	9.22	[2]	1.32		1.32		0.62		19	42
12-31-2004[31]	12.50	0.04	[1]	1.36	1.40	(0.03)	(0.04)	—	(0.07)	13.83	11.17	[2,3,6]	1.68	[4,7]	1.62	[7]	0.44	[7]	11	9	[6]

Series NAV
12-31-2007	16.22	0.25	[1]	(2.25)	(2.00)	(0.27)	(1.71)	—	(1.98)	12.24	(12.58)[2,3]		0.87	[4]	0.88		1.58		15	36
12-31-2006	14.38	0.20	[1]	2.12	2.32	(0.16)	(0.32)	—	(0.48)	16.22	16.15	[2,3]	0.91	[4]	0.91		1.28		8	47
12-31-2005[31]	13.42	0.09	[1]	1.64	1.73	(0.09)	(0.68)	—	(0.77)	14.38	12.88	[2,6]	1.03	[7]	1.03	[7]	0.91	[7]	3	42

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Core Bond
Series I
12-31-2007	12.68	0.59	[1]	0.18	0.77	(0.90)	—	—	(0.90)	12.55	6.26	[2,3]	0.80	[4]	0.79		4.71		—	[19]	336	[13]
12-31-2006	12.64	0.56	[1]	(0.11)	0.45	(0.41)	—	—	(0.41)	12.68	3.72	[2,3]	0.84	[4]	0.84		4.50		—	[19]	359
12-31-2005[32]	12.50	0.34	[1]	(0.20)	0.14	—	—	—	—	12.64	1.12	[6]	0.93	[7]	0.93	[7]	4.01	[7]	—	[19]	619	[6]

Series II
12-31-2007	12.66	0.57	[1]	0.17	0.74	(0.86)	—	—	(0.86)	12.54	5.98	[2,3]	1.00	[4]	1.00		4.50		4		336	[13]
12-31-2006	12.61	0.53	[1]	(0.09)	0.44	(0.39)	—	—	(0.39)	12.66	3.61	[2,3]	1.04	[4]	1.04		4.28		2		359
12-31-2005[32]	12.50	0.31	[1]	(0.20)	0.11	—	—	—	—	12.61	0.88	[6]	1.11	[7]	1.11	[7]	3.49	[7]	1		619	[6]

Series NAV
12-31-2007	12.66	0.60	[1]	0.17	0.77	(0.91)	—	—	(0.91)	12.52	6.28	[2,3]	0.75	[4]	0.74		4.75		284		336	[13]
12-31-2006	12.62	0.56	[1]	(0.10)	0.46	(0.42)	—	—	(0.42)	12.66	3.84	[2,3]	0.79	[4]	0.79		4.48		222		359
12-31-2005[32]	12.50	0.30	[1]	(0.18)	0.12	—	—	—	—	12.62	0.96	[6]	0.82	[7]	0.82	[7]	3.55	[7]	153		619	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net		From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment		realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income		gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Core Equity
Series I
12-31-2007	15.14	0.01	[1]	(0.86)	(0.85)	—		(1.06)	—	(1.06)	13.23	(5.89)[2,3]		0.86	[4]	0.86		0.08	2	25
12-31-2006	15.07	—	[1,20]	0.95	0.95	—		(0.88)	—	(0.88)	15.14	6.73	[2,3]	0.88	[4]	0.88		(0.01)	2	35
12-31-2005	14.23	0.01	[1]	0.83	0.84	—		—	—	—	15.07	5.90		0.91		0.94		0.07	1	65
12-31-2004[33]	12.50	—	[1,20]	1.73	1.73	—		—	—	—	14.23	13.84	[6]	0.96	[7]	0.96	[7]	(0.05)[7]	194	6	[6]

Series II
12-31-2007	15.06	(0.02)[1]		(0.85)	(0.87)	—		(1.06)	—	(1.06)	13.13	(6.06)[2,3]		1.06	[4]	1.06		(0.15)	44	25
12-31-2006	15.03	(0.03)[1]		0.94	0.91	—		(0.88)	—	(0.88)	15.06	6.47	[2,3]	1.08	[4]	1.08		(0.22)	54	35
12-31-2005	14.21	(0.03)[1]		0.85	0.82	—		—	—	—	15.03	5.77		1.11		1.11		(0.21)	57	65
12-31-2004[33]	12.50	(0.02)[1]		1.73	1.71	—		—	—	—	14.21	13.68	[6]	1.16	[7]	1.16	[7]	(0.26)[7]	237	6	[6]

Series NAV
12-31-2007	15.16	0.02	[1]	(0.87)	(0.85)	—	[20]	(1.06)	—	(1.06)	13.25	(5.85)[2,3]		0.81	[4]	0.81		0.12	614	25
12-31-2006	15.09	—	[1,20]	0.95	0.95	—		(0.88)	—	(0.88)	15.16	6.73	[2,3]	0.83	[4]	0.83		0.03	479	35
12-31-2005[33]	13.71	—	[1,20]	1.38	1.38	—		—	—	—	15.09	10.07	[6]	0.85	[7]	0.85	[7]	(0.02)[7]	403	65

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of		Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period		turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)		(%)
Dynamic Growth
Series I
12-31-2007	6.04	(0.04)[1]	0.60	0.56	—	—	—	—	6.60	9.27	[3,17]	1.00	[4]	1.00		(0.58)	100		144	[34]
12-31-2006	5.44	(0.04)[1]	0.64	0.60	—	—	—	—	6.04	11.03	[3]	1.03	[4]	1.03		(0.69)	116		45
12-31-2005	4.84	(0.04)[1]	0.64	0.60	—	—	—	—	5.44	12.40		1.07		1.07		(0.74)	133		78
12-31-2004	4.40	(0.03)[1]	0.47	0.44	—	—	—	—	4.84	10.00		1.07		1.07		(0.72)	129		121
12-31-2003	3.41	(0.03)[1]	1.02	0.99	—	—	—	—	4.40	29.03		1.09		1.09	[35]	(0.68)	140		133	[10]

Series II
12-31-2007	5.99	(0.05)[1]	0.60	0.55	—	—	—	—	6.54	9.18	[3,17]	1.20	[4]	1.20		(0.78)	29		144	[34]
12-31-2006	5.41	(0.05)[1]	0.63	0.58	—	—	—	—	5.99	10.72	[3]	1.23	[4]	1.23		(0.89)	34		45
12-31-2005	4.83	(0.05)[1]	0.63	0.58	—	—	—	—	5.41	12.01		1.27		1.27		(0.94)	43		78
12-31-2004	4.39	(0.04)[1]	0.48	0.44	—	—	—	—	4.83	10.02		1.27		1.27		(0.92)	40		121
12-31-2003	3.40	(0.03)[1]	1.02	0.99	—	—	—	—	4.39	29.12		1.29		1.29	[35]	(0.88)	42		133	[10]

Series NAV
12-31-2007	6.04	(0.03)[1]	0.60	0.57	—	—	—	—	6.61	9.44	[3,17]	0.95	[4]	0.95		(0.51)	1		144	[34]
12-31-2006	5.45	(0.04)[1]	0.63	0.59	—	—	—	—	6.04	10.83	[3]	0.98	[4]	0.98		(0.62)	1		45
12-31-2005[18]	4.64	(0.02)[1]	0.83	0.81	—	—	—	—	5.45	17.46	[6]	1.01	[7]	1.01	[7]	(0.67)[7]	—	[19]	78

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Emerging Growth
Series I
12-31-2007	12.70	0.05 [1]	0.37	0.42	(0.01)	(3.48)	—	(3.49)	9.63	3.99	[2,3,17]	1.02	[4]	1.02		0.48	2	42
12-31-2006	17.72	(0.12)[1]	2.13	2.01	—	(7.03)	—	(7.03)	12.70	11.60	[2,3]	1.62	[4]	1.36		(0.85)	2	192
12-31-2005	16.46	(0.07)[1]	1.33	1.26	—	—	—	—	17.72	7.65		0.92		0.92		(0.42)	2	121
12-31-2004	15.75	(0.06)[1]	1.13	1.07	—	(0.36)	—	(0.36)	16.46	6.89	[2]	0.92		0.92		(0.43)	286	191
12-31-2003[36]	12.50	(0.09)[1]	3.95	3.86	(0.61)	—	—	(0.61)	15.75	30.84	[2,3,6]	2.54	[4,7]	1.35	[7]	(0.89)[7]	3	183	[6]

Series II
12-31-2007	12.55	0.02 [1]	0.37	0.39	—	(3.48)	—	(3.48)	9.46	3.74	[2,3,17]	1.22	[4]	1.22		0.13	9	42
12-31-2006	17.61	(0.14)[1]	2.11	1.97	—	(7.03)	—	(7.03)	12.55	11.38	[2,3]	1.59	[4]	1.53		(1.01)	13	192
12-31-2005	16.40	(0.12)[1]	1.33	1.21	—	—	—	—	17.61	7.38		1.24		1.24		(0.74)	9	121
12-31-2004	15.73	(0.11)[1]	1.14	1.03	—	(0.36)	—	(0.36)	16.40	6.64	[2]	1.20		1.20		(0.74)	15	191
12-31-2003[36]	12.50	(0.11)[1]	3.95	3.84	(0.61)	—	—	(0.61)	15.73	30.68	[2,3,6]	2.74	[4,7]	1.55	[7]	(1.08)[7]	6	183	[6]

Series NAV
12-31-2007	12.71	0.05 [1]	0.38	0.43	(0.02)	(3.48)	—	(3.50)	9.64	4.01	[2,3,17]	0.97	[4]	0.97		0.47	14	42
12-31-2006	17.73	(0.11)[1]	2.12	2.01	—	(7.03)	—	(7.03)	12.71	11.59	[2,3]	1.49	[4]	1.31		(0.81)	16	192
12-31-2005[36]	16.31	(0.05)[1]	1.47	1.42	—	—	—	—	17.73	8.71	[6]	0.95	[7]	0.95	[7]	(0.40)[7]	11	121

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Emerging Markets Value
Series I
12-31-2007[37]	12.50	0.14	[1]	2.41	2.55	(0.09)	(0.32)	—	(0.41)	14.64	20.57	[2,6,3]	1.14	[7,4]	1.13	[7]	1.46	[7]	1	9	[6]

Series NAV
12-31-2007[37]	12.50	0.15	[1]	2.33	2.48	(0.10)	(0.32)	—	(0.42)	14.56	19.94	[2,6,3]	1.09	[7,4]	1.08	[7]	1.61	[7]	517	9	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of		Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period		turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)		(%)
Emerging Small Company
Series I
12-31-2007	29.42	(0.15)[1]	2.27	2.12	—	(7.04)	—	(7.04)	24.50	8.05	[2,3,17]	1.07	[4]	1.07		(0.54)	179		70
12-31-2006	30.20	(0.17)[1]	1.00	0.83	—	(1.61)	—	(1.61)	29.42	2.41	[2,3]	1.08	[4]	1.08		(0.57)	213		164
12-31-2005	28.75	(0.18)[1]	1.63	1.45	—	—	—	—	30.20	5.04		1.12		1.12		(0.63)	259		54
12-31-2004	25.78	(0.21)[1]	3.18	2.97	—	—	—	—	28.75	11.52		1.11		1.11		(0.76)	393		55
12-31-2003	18.45	(0.12)[1]	7.45	7.33	—	—	—	—	25.78	39.73		1.11		1.11		(0.58)	401		51

Series II
12-31-2007	29.17	(0.20)[1]	2.25	2.05	—	(7.04)	—	(7.04)	24.18	7.84	[2,3,17]	1.27	[4]	1.27		(0.74)	43		70
12-31-2006	30.02	(0.23)[1]	0.99	0.76	—	(1.61)	—	(1.61)	29.17	2.18	[2,3]	1.28	[4]	1.28		(0.77)	53		164
12-31-2005	28.63	(0.23)[1]	1.62	1.39	—	—	—	—	30.02	4.86		1.32		1.32		(0.83)	71		54
12-31-2004	25.72	(0.26)[1]	3.17	2.91	—	—	—	—	28.63	11.31		1.31		1.31		(0.98)	120		55
12-31-2003	18.44	(0.18)[1]	7.46	7.28	—	—	—	—	25.72	39.48		1.31		1.31		(0.82)	83		51

Series NAV
12-31-2007	29.46	(0.12)[1]	2.25	2.13	—	(7.04)	—	(7.04)	24.55	8.08	[2,3,17]	1.02	[4]	1.02		(0.44)	2		70
12-31-2006	30.23	(0.15)[1]	0.99	0.84	—	(1.61)	—	(1.61)	29.46	2.44	[2,3]	1.03	[4]	1.03		(0.50)	1		164
12-31-2005[21]	28.21	(0.15)[1]	2.17	2.02	—	—	—	—	30.23	7.16	[6]	1.03	[7]	1.03	[7]	(0.61)[7]	—	[19]	54

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Equity-Income
Series I
12-31-2007	18.52	0.32	[1]	0.28	0.60	(0.54)	(2.11)	—	(2.65)	16.47	3.35	[2,3,17]	0.89	[4]	0.86		1.73		694	25
12-31-2006	16.87	0.27	[1]	2.75	3.02	(0.27)	(1.10)	—	(1.37)	18.52	19.02	[2,3,8]	0.89	[4]	0.87		1.60		830	16
12-31-2005	17.04	0.25	[1]	0.38	0.63	(0.21)	(0.59)	—	(0.80)	16.87	3.92	[2,3]	0.91	[4]	0.89		1.53		846	48	[10]
12-31-2004	15.22	0.24	[1]	1.96	2.20	(0.20)	(0.18)	—	(0.38)	17.04	14.81	[2,3]	0.91	[4]	0.88		1.53		1,364	21
12-31-2003	12.62	0.23	[1]	2.85	3.08	(0.22)	(0.26)	—	(0.48)	15.22	25.57	[2,3]	0.92	[4]	0.89		1.73		1,277	15

Series II
12-31-2007	18.44	0.28	[1]	0.29	0.57	(0.48)	(2.11)	—	(2.59)	16.42	3.16	[2,3,17]	1.09	[4]	1.06		1.54		278	25
12-31-2006	16.81	0.24	[1]	2.73	2.97	(0.24)	(1.10)	—	(1.34)	18.44	18.76	[2,3,8]	1.09	[4]	1.07		1.40		320	16
12-31-2005	16.96	0.22	[1]	0.38	0.60	(0.16)	(0.59)	—	(0.75)	16.81	3.72	[2,3]	1.11	[4]	1.08		1.35		304	48	[10]
12-31-2004	15.17	0.21	[1]	1.95	2.16	(0.19)	(0.18)	—	(0.37)	16.96	14.61	[2,3]	1.11	[4]	1.08		1.38		573	21
12-31-2003	12.61	0.21	[1]	2.84	3.05	(0.23)	(0.26)	—	(0.49)	15.17	25.40	[2,3]	1.12	[4]	1.09		1.55		314	15

Series NAV
12-31-2007	18.49	0.33	[1]	0.28	0.61	(0.56)	(2.11)	—	(2.67)	16.43	3.39	[2,3,17]	0.84	[4]	0.81		1.79		1,431	25
12-31-2006	16.85	0.28	[1]	2.74	3.02	(0.28)	(1.10)	—	(1.38)	18.49	19.05	[2,3,8]	0.84	[4]	0.82		1.65		1,290	16
12-31-2005[21]	17.11	0.23	[1]	0.34	0.57	(0.24)	(0.59)	—	(0.83)	16.85	3.57	[2,3,6]	0.86	[4,7]	0.83	[7]	1.64	[7]	1,189	48	[10]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net		From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized		capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain		paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Financial Services
Series I
12-31-2007	18.78	0.13	[1]	(1.45)	(1.32)	(0.24)	(2.68)		—	(2.92)	14.54	(6.82)[2,3,17]		0.91	[4]	0.91		0.68		52	12
12-31-2006	15.31	0.10	[1]	3.43	3.53	(0.06)	—	[20]	—	(0.06)	18.78	23.12	[2,3,8]	0.91	[4]	0.91		0.58		80	12
12-31-2005	14.00	0.07	[1]	1.29	1.36	(0.05)	—		—	(0.05)	15.31	9.78	[2,3]	1.01	[4]	0.99		0.47		54	51	[10]
12-31-2004	12.73	0.05	[1]	1.27	1.32	(0.05)	—		—	(0.05)	14.00	10.38	[2]	1.01		1.01		0.36		53	12
12-31-2003	9.55	0.06	[1]	3.14	3.20	(0.02)	—		—	(0.02)	12.73	33.58	[2]	1.05		1.05		0.58		52	25

Series II
12-31-2007	18.67	0.09	[1]	(1.43)	(1.34)	(0.17)	(2.68)		—	(2.85)	14.48	(6.93)[2,3,17]		1.11	[4]	1.11		0.49		43	12
12-31-2006	15.24	0.06	[1]	3.40	3.46	(0.03)	—	[20]	—	(0.03)	18.67	22.77	[2,3,8]	1.11	[4]	1.11		0.38		62	12
12-31-2005	13.93	0.04	[1]	1.30	1.34	(0.03)	—		—	(0.03)	15.24	9.62	[2,3]	1.21	[4]	1.19		0.27		44	51	[10]
12-31-2004	12.69	0.02	[1]	1.26	1.28	(0.04)	—		—	(0.04)	13.93	10.09	[2]	1.21		1.21		0.17		43	12
12-31-2003	9.54	0.04	[1]	3.14	3.18	(0.03)	—		—	(0.03)	12.69	33.40	[2]	1.25		1.25		0.37		36	25

Series NAV
12-31-2007	18.77	0.14	[1]	(1.45)	(1.31)	(0.25)	(2.68)		—	(2.93)	14.53	(6.74)[2,3,17]		0.86	[4]	0.86		0.75		42	12
12-31-2006	15.31	0.10	[1]	3.43	3.53	(0.07)	—	[20]	—	(0.07)	18.77	23.16	[2,3,8]	0.86	[4]	0.86		0.63		55	12
12-31-2005[18]	13.32	0.05	[1]	1.94	1.99	—	—		—	—	15.31	14.94	[3,6]	0.92	[4,7]	0.88	[7]	0.52	[7]	54	51	[10]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Franklin Templeton Founding Allocation
Series II
12-31-2007[22]	12.50	0.12	[1,23]	(0.50)	(0.38)	(0.07)	—	—	(0.07)	12.05	(3.08)[6,2,3]	0.33	[4,7,24]	0.28	[7,24,25]	1.47	[7,23]	1,139	2	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Fundamental Value
Series I
12-31-2007	16.82	0.19	[1]	0.47	0.66	(0.28)	(0.70)	—	(0.98)	16.50	4.04	[2,3]	0.85	[4]	0.85		1.13		177	8
12-31-2006	15.32	0.13	[1]	2.01	2.14	(0.12)	(0.52)	—	(0.64)	16.82	14.51	[2,3]	0.86	[4]	0.86		0.86		204	18
12-31-2005	14.14	0.12	[1]	1.12	1.24	(0.06)	—	—	(0.06)	15.32	8.84	[2,3]	0.92	[4]	0.90		0.84		202	36
12-31-2004	12.71	0.10	[1]	1.39	1.49	(0.06)	—	—	(0.06)	14.14	11.80	[2]	0.94		0.94		0.74		429	6
12-31-2003	9.82	0.08	[1]	2.84	2.92	(0.03)	—	—	(0.03)	12.71	29.83	[2]	0.97		0.97		0.78		355	12

Series II
12-31-2007	16.74	0.16	[1]	0.47	0.63	(0.22)	(0.70)	—	(0.92)	16.45	3.87	[2,3]	1.05	[4]	1.05		0.92		445	8
12-31-2006	15.26	0.10	[1]	2.00	2.10	(0.10)	(0.52)	—	(0.62)	16.74	14.24	[3,2]	1.06	[4]	1.06		0.66		391	18
12-31-2005	14.07	0.09	[1]	1.13	1.22	(0.03)	—	—	(0.03)	15.26	8.70	[2,3]	1.12	[4]	1.10		0.63		270	36
12-31-2004	12.68	0.07	[1]	1.38	1.45	(0.06)	—	—	(0.06)	14.07	11.44	[2]	1.14		1.14		0.56		386	6
12-31-2003	9.82	0.06	[1]	2.83	2.89	(0.03)	—	—	(0.03)	12.68	29.57	[2]	1.17		1.17		0.59		203	12

Series NAV
12-31-2007	16.78	0.20	[1]	0.46	0.66	(0.29)	(0.70)	—	(0.99)	16.45	4.08	[2,3]	0.80	[3]	0.80		1.18		789	8
12-31-2006	15.29	0.14	[1]	2.01	2.15	(0.14)	(0.52)	—	(0.66)	16.78	14.56	[2,3]	0.81	[4]	0.81		0.91		612	18
12-31-2005[21]	14.37	0.13	[1]	0.89	1.02	(0.10)	—	—	(0.10)	15.29	7.14	[2,3,6]	0.85	[4,7]	0.82	[7]	1.08	[7]	482	36

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Global
Series I
12-31-2007	19.20	0.26	[1]	(0.02)	0.24	(0.45)	(1.08)	—	(1.53)	17.91	1.28	[2,3,17]	0.97	[4]	0.96		1.35		303		40
12-31-2006	16.17	0.27	[1]	2.99	3.26	(0.23)	—	—	(0.23)	19.20	20.32	[2,3]	1.01	[4]	0.99		1.58		359		27
12-31-2005	14.79	0.22	[1]	1.35	1.57	(0.19)	—	—	(0.19)	16.17	10.72	[2,3]	1.05	[4]	1.00		1.43		344		24
12-31-2004	13.11	0.18	[1]	1.73	1.91	(0.23)	—	—	(0.23)	14.79	14.75	[2,3]	1.05	[4]	1.00		1.36		358		39
12-31-2003	10.39	0.10	[1]	2.72	2.82	(0.10)	—	—	(0.10)	13.11	27.46	[2]	1.05		1.05		0.93		363		149

Series II
12-31-2007	19.10	0.25	[1]	(0.05)	0.20	(0.38)	(1.08)	—	(1.46)	17.84	1.09	[2,3,17]	1.17	[4]	1.16		1.27		65		40
12-31-2006	16.09	0.24	[1]	2.97	3.21	(0.20)	—	—	(0.20)	19.10	20.09	[2,3]	1.21	[4]	1.19		1.38		41		27
12-31-2005	14.73	0.18	[1]	1.35	1.53	(0.17)	—	—	(0.17)	16.09	10.50	[2,3]	1.25	[4]	1.19		1.21		36		24
12-31-2004	13.07	0.16	[1]	1.72	1.88	(0.22)	—	—	(0.22)	14.73	14.53	[2,3]	1.25	[4]	1.20		1.21		28		39
12-31-2003	10.39	0.08	[1]	2.71	2.79	(0.11)	—	—	(0.11)	13.07	27.23	[2]	1.25		1.25		0.68		20		149

Series NAV
12-31-2007	19.20	0.21	[1]	0.04 [14]	0.25	(0.47)	(1.08)	—	(1.55)	17.90	1.32	[3,2,17]	0.92	[4]	0.91		1.12		384		40
12-31-2006	16.17	0.27	[1]	3.00	3.27	(0.24)	—	—	(0.24)	19.20	20.42	[2,3]	0.96	[4]	0.96		1.56		2		27
12-31-2005[18]	14.36	0.11	[1]	1.70	1.81	—	—	—	—	16.17	12.60	[3,6]	0.97	[4,7]	0.91	[7]	0.99	[7]	—	[19]	24

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Global Allocation
Series I
12-31-2007	12.78	0.23	[1]	0.39	0.62	(0.84)	(1.34)	—	(2.18)	11.22	5.13	[3,2,17]	1.01	[4]	1.01		1.82		87		94
12-31-2006	11.38	0.21	[1]	1.31	1.52	(0.12)	—	—	(0.12)	12.78	13.50	[2,3]	1.02	[4]	1.02		1.77		94		90
12-31-2005	10.82	0.16	[1]	0.50	0.66	(0.10)	—	—	(0.10)	11.38	6.20	[2]	1.09		1.09		1.44		80		129
12-31-2004	9.70	0.14	[1]	1.08	1.22	(0.10)	—	—	(0.10)	10.82	12.73	[2]	1.10		1.10		1.38		110		76
12-31-2003	7.71	0.06	[1]	1.97	2.03	(0.04)	—	—	(0.04)	9.70	26.43	[2]	1.22		1.22		0.74		64		147

Series II
12-31-2007	12.71	0.20	[1]	0.39	0.59	(0.80)	(1.34)	—	(2.14)	11.16	4.87	[2,3,17]	1.21	[4]	1.21		1.62		228		94
12-31-2006	11.32	0.19	[1]	1.30	1.49	(0.10)	—	—	(0.10)	12.71	13.28	[2,3]	1.22	[4]	1.22		1.57		199		90
12-31-2005	10.78	0.13	[1]	0.50	0.63	(0.09)	—	—	(0.09)	11.32	5.93	[2]	1.29		1.29		1.21		113		129
12-31-2004	9.68	0.11	[1]	1.09	1.20	(0.10)	—	—	(0.10)	10.78	12.52	[2]	1.30		1.30		1.12		93		76
12-31-2003	7.70	0.04	[1]	1.99	2.03	(0.05)	—	—	(0.05)	9.68	26.47	[2]	1.42		1.42		0.49		19		147

Series NAV
12-31-2007	12.76	0.23	[1]	0.38	0.61	(0.85)	(1.34)	—	(2.19)	11.18	5.06	[3,2,17]	0.98	[4]	0.98		1.84		15		94
12-31-2006	11.37	0.22	[1]	1.31	1.53	(0.14)	—	—	(0.14)	12.76	13.58	[2,3]	0.97	[4]	0.97		1.80		2		90
12-31-2005[21]	10.87	0.16	[1]	0.46	0.62	(0.12)	—	—	(0.12)	11.37	5.81	[2,6]	0.94	[7]	0.94	[7]	1.92	[7]	—	[19]	129

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Global Bond
Series I
12-31-2007	14.93	0.59	[1]	0.79	1.38	(1.11)	—	—	(1.11)	15.20	9.63	[2,3]	0.86	[4,38]	0.86	[38]	3.96		117	325	[13]
12-31-2006	14.37	0.53	[1]	0.22	0.75	—	(0.19)	—	(0.19)	14.93	5.27	[2,3,8]	0.85	[4,39]	0.85	[39]	3.61		115	204
12-31-2005	16.28	0.44	[1]	(1.49)	(1.05)	(0.73)	(0.13)	—	(0.86)	14.37	(6.66)[2]		0.86		0.86		2.89		132	327	[10]
12-31-2004[40]	15.34	0.32	[1]	1.21	1.53	(0.59)	—	—	(0.59)	16.28	10.38	[2]	0.85		0.85		2.13		438	174
12-31-2003[40]	13.79	0.44	[1]	1.62	2.06	(0.51)	—	—	(0.51)	15.34	15.40	[2]	0.91		0.91		3.10		195	338

Series II
12-31-2007	14.87	0.56	[1]	0.78	1.34	(1.06)	—	—	(1.06)	15.15	9.35	[2,3]	1.06	[4,38]	1.06	[38]	3.78		234	325	[13]
12-31-2006	14.34	0.50	[1]	0.22	0.72	—	(0.19)	—	(0.19)	14.87	5.07	[2,3,8]	1.05	[4,39]	1.05	[39]	3.44		200	204
12-31-2005	16.20	0.41	[1]	(1.47)	(1.06)	(0.67)	(0.13)	—	(0.80)	14.34	(6.77)[2]		1.06		1.06		2.67		143	327	[10]
12-31-2004[40]	15.29	0.29	[1]	1.21	1.50	(0.59)	—	—	(0.59)	16.20	10.21	[2]	1.05		1.05		1.93		368	174
12-31-2003[40]	13.77	0.39	[1]	1.64	2.03	(0.51)	—	—	(0.51)	15.29	15.25	[2]	1.11		1.11		2.74		64	338

Series NAV
12-31-2007	14.91	0.60	[1]	0.78	1.38	(1.13)	—	—	(1.13)	15.16	9.60	[2,3]	0.81	[4,38]	0.81	[38]	4.04		929	325	[13]
12-31-2006	14.34	0.54	[1]	0.22	0.76	—	(0.19)	—	(0.19)	14.91	5.35	[2,3,8]	0.80	[4,39]	0.80	[39]	3.69		733	204
12-31-2005[21]	16.11	0.40	[1]	(1.26)	(0.86)	(0.78)	(0.13)	—	(0.91)	14.34	(5.58)[2,6]		0.80	[7]	0.80	[7]	3.16	[7]	520	327	[10]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Global Real Estate
Series NAV
12-31-2007	15.26	0.21	[1]	(1.57)	(1.36)	(0.87)	(0.82)	(0.10)	(1.79)	12.11	(9.88)[3,2]		1.06	[4]	1.06		1.42		530	87
12-31-2006[41]	12.50	0.16	[1]	2.60	2.76	—	—	—	—	15.26	22.08	[3,6]	1.07	[4,7]	1.07	[7]	1.84	[7]	431	112	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Growth & Income
Series NAV
12-31-2007	13.63	0.13	[1]	0.41	0.54	(0.24)	(1.26)	—	(1.50)	12.67	4.07	[3,2]	0.68	[4]	0.68	0.92	1,950	120
12-31-2006	12.90	0.13	[1]	1.42	1.55	(0.07)	(0.75)	—	(0.82)	13.63	12.72	[3,2,8]	0.68	[4]	0.68	1.00	2,111	75
12-31-2005[42]	12.39	0.11	[1]	0.98	1.09	(0.02)	(0.56)	—	(0.58)	12.90	8.98	[2]	0.78		0.78	0.72	2,180	101
12-31-2004[11]	11.29	0.13		1.10	1.23	(0.13)	—	—	(0.13)	12.39	10.96	[2]	0.76		0.76	1.10	2,196	71
12-31-2003[11,12]	9.22	0.10		2.12	2.22	(0.09)	—	(0.06)	(0.15)	11.29	24.35	[2]	0.73		0.73	1.00	2,128	92	[10]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Health Sciences
Series I
12-31-2007	15.71	(0.08)[1]	2.67	2.59	—	(3.20)	—	(3.20)	15.10	17.67	[3,2,17]	1.19	[4]	1.14		(0.52)[43]	143	50
12-31-2006	15.97	(0.12)[1]	1.35	1.23	—	(1.49)	—	(1.49)	15.71	8.51	[2,3]	1.19	[4]	1.16		(0.77)	133	52
12-31-2005	15.44	(0.13)[1]	1.81	1.68	—	(1.15)	—	(1.15)	15.97	12.50	[2,3]	1.22	[4]	1.19		(0.89)	132	67	[10]
12-31-2004	13.39	(0.12)[1]	2.17	2.05	—	—	—	—	15.44	15.31	[3]	1.21	[4]	1.18		(0.84)	121	48
12-31-2003	9.83	(0.10)[1]	3.66	3.56	—	—	—	—	13.39	36.22	[3]	1.23	[4]	1.21		(0.82)	101	44

Series II
12-31-2007	15.56	(0.11)[1]	2.64	2.53	—	(3.20)	—	(3.20)	14.89	17.44	[3,2,17]	1.39	[4]	1.34		(0.72)[43]	81	50
12-31-2006	15.86	(0.15)[1]	1.34	1.19	—	(1.49)	—	(1.49)	15.56	8.30	[2,3]	1.39	[4]	1.36		(0.97)	81	52
12-31-2005	15.37	(0.16)[1]	1.80	1.64	—	(1.15)	—	(1.15)	15.86	12.28	[2,3]	1.42	[4]	1.39		(1.09)	85	67	[10]
12-31-2004	13.36	(0.15)[1]	2.16	2.01	—	—	—	—	15.37	15.04	[3]	1.41	[4]	1.38		(1.04)	78	48
12-31-2003	9.83	(0.12)[1]	3.65	3.53	—	—	—	—	13.36	35.91	[3]	1.43	[4]	1.41		(1.04)	54	44

Series NAV
12-31-2007	15.72	(0.08)[1]	2.68	2.60	—	(3.20)	—	(3.20)	15.12	17.73	[3,2,17]	1.14	[4]	1.09		(0.48)[43]	34	50
12-31-2006	15.98	(0.11)[1]	1.34	1.23	—	(1.49)	—	(1.49)	15.72	8.50	[2,3]	1.14	[4]	1.11		(0.72)	30	52
12-31-2005[18]	12.99	(0.08)[1]	3.07	2.99	—	—	—	—	15.98	23.02	[6,3]	1.12	[4,7]	1.12	[7]	(0.81)[7]	29	67	[10]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
High Income
Series II
12-31-2007[44]	14.13	0.61	[1]	(1.61)	(1.00)	(0.61)	(0.53)	—	(1.14)	11.99	(7.03)[2,3,6]	0.97	[4,7]	0.97	[7]	6.58	[7]	1	73

Series NAV
12-31-2007	14.24	0.90	[1]	(1.34)	(0.44)	(1.23)	(0.59)	—	(1.82)	11.98	(3.40)[2,3]	0.72	[4]	0.72		6.41		436	73
12-31-2006[44]	12.50	0.60	[1]	1.14	1.74	—	—	—	—	14.24	13.92 [3,6]	0.74	[4,7]	0.74	[7]	6.87	[7]	347	81	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
High Yield
Series I
12-31-2007	10.66	0.82	[1]	(0.64)	0.18	(1.34)	—	—	(1.34)	9.50	1.64	[2,3]	0.75	[4]	0.75		7.86		110	75	[13]
12-31-2006	10.32	0.77	[1]	0.25	1.02	(0.68)	—	—	(0.68)	10.66	10.37	[2,3,8]	0.76	[4]	0.76		7.53		154	90
12-31-2005	10.51	0.76	[1]	(0.40)	0.36	(0.55)	—	—	(0.55)	10.32	3.70	[2]	0.78		0.78		7.41		179	92	[10]
12-31-2004	9.95	0.72	[1]	0.33	1.05	(0.49)	—	—	(0.49)	10.51	11.06	[2]	0.80		0.80		7.28		755	69
12-31-2003	8.50	0.69	[1]	1.28	1.97	(0.52)	—	—	(0.52)	9.95	24.15	[2]	0.82		0.82		7.56		621	75

Series II
12-31-2007	10.70	0.80	[1]	(0.65)	0.15	(1.30)	—	—	(1.30)	9.55	1.36	[2,3]	0.95	[4]	0.95		7.69		76	75	[13]
12-31-2006	10.35	0.75	[1]	0.26	1.01	(0.66)	—	—	(0.66)	10.70	10.24	[2,3,8]	0.96	[4]	0.96		7.33		101	90
12-31-2005	10.45	0.74	[1]	(0.39)	0.35	(0.45)	—	—	(0.45)	10.35	3.56	[2]	0.98		0.98		7.13		109	92	[10]
12-31-2004	9.91	0.69	[1]	0.34	1.03	(0.49)	—	—	(0.49)	10.45	10.85	[2]	1.00		1.00		6.99		691	69
12-31-2003	8.49	0.68	[1]	1.27	1.95	(0.53)	—	—	(0.53)	9.91	23.91	[2]	1.02		1.02		7.38		296	75

Series NAV
12-31-2007	10.63	0.83	[1]	(0.65)	0.18	(1.35)	—	—	(1.35)	9.46	1.64	[2,3]	0.70	[4]	0.70		8.07		1,900	75	[13]
12-31-2006	10.29	0.77	[1]	0.25	1.02	(0.68)	—	—	(0.68)	10.63	10.46	[2,3,8]	0.71	[4]	0.71		7.57		1,526	90
12-31-2005[21]	10.63	0.64	[1]	(0.38)	0.26	(0.60)	—	—	(0.60)	10.29	2.70	[2,6]	0.72	[7]	0.72	[7]	7.58	[7]	1,349	92	[10]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Income
Series NAV
12-31-2007[45]	12.50	0.45	[1]	(0.68)	(0.23)	(0.14)	—	—	(0.14)	12.13	(1.85)[2,3,6]	0.86	[4,7]	0.86	[7]	5.38	[7]	380	129	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Income and Value
Series I
12-31-2007	12.11	0.25	[1]	(0.12)	0.13	(0.50)	(0.88)	—	(1.38)	10.86	1.11	[2,3,17]	0.91	[4]	0.91		2.02		399	56	[13]
12-31-2006	11.37	0.23	[1]	0.74	0.97	(0.23)	—	—	(0.23)	12.11	8.66	[2,3]	0.91	[4]	0.91		1.94		483	62
12-31-2005	10.99	0.18	[1]	0.38	0.56	(0.18)	—	—	(0.18)	11.37	5.22	[2]	0.90		0.90		1.70		525	54
12-31-2004	10.35	0.16	[1]	0.62	0.78	(0.14)	—	—	(0.14)	10.99	7.64	[2]	0.88	[46]	0.88	[46]	1.53		629	83	[10]
12-31-2003	8.36	0.13	[1]	2.04	2.17	(0.18)	—	—	(0.18)	10.35	26.48	[2]	0.87		0.87		1.45		522	91

Series II
12-31-2007	12.03	0.22	[1]	(0.12)	0.10	(0.45)	(0.88)	—	(1.33)	10.80	0.91	[2,3,17]	1.11	[4]	1.11		1.82		88	56	[13]
12-31-2006	11.30	0.20	[1]	0.74	0.94	(0.21)	—	—	(0.21)	12.03	8.42	[2,3]	1.11	[4]	1.11		1.74		102	62
12-31-2005	10.93	0.16	[1]	0.37	0.53	(0.16)	—	—	(0.16)	11.30	4.98	[2]	1.10		1.10		1.50		110	54
12-31-2004	10.31	0.14	[1]	0.62	0.76	(0.14)	—	—	(0.14)	10.93	7.42	[2]	1.08	[46]	1.08	[46]	1.32		126	83	[10]
12-31-2003	8.35	0.11	[1]	2.04	2.15	(0.19)	—	—	(0.19)	10.31	26.29	[2]	1.07		1.07		1.19		81	91

Series NAV
12-31-2007	12.12	0.25	[1]	(0.12)	0.13	(0.51)	(0.88)	—	(1.39)	10.86	1.12	[2,3,17]	0.86	[4]	0.86		2.07		2	56	[13]
12-31-2006	11.37	0.23	[1]	0.75	0.98	(0.23)	—	—	(0.23)	12.12	8.78	[2,3]	0.86	[4]	0.86		2.00		2	62
12-31-2005[18]	10.44	0.13	[1]	0.80	0.93	—	—	—	—	11.37	8.91	[6]	0.87	[7]	0.87	[7]	1.70	[7]	1	54

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Index Allocation
Series II
12-31-2007	13.37	0.45	[1,23]	0.42	0.87	(0.43)	(0.42)	—	(0.85)	13.39	6.55	[2,3]	0.33	[47,4]	0.27	[47,48]	3.23	[23]	337	2
12-31-2006[49]	12.50	0.28	[1,23]	0.89	1.17	(0.19)	(0.10)	(0.01)	(0.30)	13.37	9.50	[2,3,6]	0.39	[47,7,4]	0.27	[47,7]	2.41	[23,7]	109	3	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Core
Series I
12-31-2007	15.16	0.32	[1]	1.33	1.65	(0.35)	(2.07)	—	(2.42)	14.39	11.49	[2,17,3]	1.07	[4]	1.07		2.07		129	39
12-31-2006	12.78	0.28	[1]	2.79	3.07	(0.08)	(0.61)	—	(0.69)	15.16	24.69	[2,3]	1.04	[4]	1.04		2.01		141	39
12-31-2005	11.11	0.12	[1]	1.64	1.76	(0.09)	—	—	(0.09)	12.78	15.94	[2]	1.19		1.19		1.03		134	147
12-31-2004	9.69	0.12	[1]	1.38	1.50	(0.08)	—	—	(0.08)	11.11	15.59	[2]	1.16		1.16		1.18		366	76
12-31-2003	7.48	0.08	[1]	2.17	2.25	(0.04)	—	—	(0.04)	9.69	30.27	[2]	1.17		1.17		1.07		289	159

Series II
12-31-2007	15.21	0.29	[1]	1.33	1.62	(0.30)	(2.07)	—	(2.37)	14.46	11.21	[2,3,17]	1.27	[4]	1.27		1.85		53	39
12-31-2006	12.82	0.24	[1]	2.82	3.06	(0.06)	(0.61)	—	(0.67)	15.21	24.54	[2,3]	1.24	[4]	1.24		1.76		46	39
12-31-2005	11.08	0.01	[1]	1.73	1.74	—	—	—	—	12.82	15.70		1.36		1.36		0.05		33	147
12-31-2004	9.68	0.10	[1]	1.38	1.48	(0.08)	—	—	(0.08)	11.08	15.35	[2]	1.36		1.36		0.99		253	76
12-31-2003	7.48	0.05	[1]	2.20	2.25	(0.05)	—	—	(0.05)	9.68	30.26	[2]	1.37		1.37		0.65		100	159

Series NAV
12-31-2007	15.14	0.32	[1]	1.34	1.66	(0.37)	(2.07)	—	(2.44)	14.36	11.54	[2,17,3]	1.02	[4]	1.02		2.06		1,487	39
12-31-2006	12.76	0.27	[1]	2.80	3.07	(0.08)	(0.61)	—	(0.69)	15.14	24.73	[3,2]	0.99	[4]	0.99		1.95		1,160	39
12-31-2005[21]	11.44	0.17	[1]	1.27	1.44	(0.12)	—	—	(0.12)	12.76	12.78	[2,6]	1.19	[7]	1.19	[7]	1.72	[7]	702	147

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset				of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,				expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of		Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period		Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		(%)		(%)		(%)		(%)		(in millions)	(%)
International Equity Index A
Series I
12-31-2007	21.18	0.51	[1]	2.65	3.16	(0.89)	(1.07)	—	(1.96)	22.38	[50]	15.37	[2,3,50]	0.61	[4]	0.60		2.23		300	14
12-31-2006	17.09	0.42	[1]	3.97	4.39	(0.15)	(0.15)	—	(0.30)	21.18		25.93	[3,2]	0.60	[4]	0.60		2.24		239	9
12-31-2005[51,52]	14.42	0.19	[1]	2.48	2.67	—	—	—	—	17.09		18.52	[3,6]	0.79	[4,7]	0.64	[7]	1.78	[7]	121	7	[6]
4-29-2005[52,53]	16.33	0.14	[1]	(0.46)	(0.32)	(0.15)	(1.44)	—	(1.59)	14.42		(1.97)[6]		0.64	[7]	0.64	[7]	2.71	[7]	90	9	[6]
12-31-2004[54,11]	13.89	0.13		2.41	2.54	(0.10)	—	—	(0.10)	16.33		18.45	[6,2]	0.72	[7]	0.72	[7]	1.40	[7]	77	20	[6,10]

Series II
12-31-2007	21.14	0.46	[1]	2.64	3.10	(0.81)	(1.07)	—	(1.88)	22.36	[50]	15.11	[2,3,50]	0.81	[4]	0.80		2.04		35	14
12-31-2006	17.06	0.40	[1]	3.95	4.35	(0.12)	(0.15)	—	(0.27)	21.14		25.70	[3,2]	0.80	[4]	0.80		2.11		44	9
12-31-2005[51,52]	14.41	0.17	[1]	2.48	2.65	—	—	—	—	17.06		18.39	[3,6]	0.98	[4,7]	0.84	[7]	1.59	[7]	34	7	[6]
4-29-2005[52,53]	16.31	0.13	[1]	(0.46)	(0.33)	(0.13)	(1.44)	—	(1.57)	14.41		(2.03)[6]		0.84	[7]	0.84	[7]	2.46	[7]	27	9	[6]
12-31-2004[54,11]	13.89	0.12		2.40	2.52	(0.10)	—	—	(0.10)	16.31		18.29	[6,2]	0.91	[7]	0.91	[7]	1.04	[7]	26	20	[6,10]

Series NAV
12-31-2007	21.16	0.51	[1]	2.66	3.17	(0.91)	(1.07)	—	(1.98)	22.35	[50]	15.43	[2,3,50]	0.56	[4]	0.55		2.24		51	14
12-31-2006[54]	17.95	0.32	[1]	3.20	3.52	(0.16)	(0.15)	—	(0.31)	21.16		19.83	[3,6,2]	0.55	[4,7]	0.55	[7]	1.84	[7]	16	9	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
International Equity Index B
Series NAV
12-31-2007	21.28	0.54	[1]	2.58	3.12	(1.13)	(2.22)	—	(3.35)	21.05	15.76	[2,3]	0.57	[4]	0.34	2.51	550	9
12-31-2006	16.99	0.47	[1]	4.14	4.61	(0.16)	(0.16)	—	(0.32)	21.28	27.41	[2,3,55]	0.57	[4]	0.34	2.48	425	20
12-31-2005[56]	16.25	0.33	[1]	2.05	2.38	(0.20)	(1.44)	—	(1.64)	16.99	16.56	[2,3]	0.61	[4]	0.34	2.56	418	9
12-31-2004[11]	13.82	0.31		2.44	2.75	(0.32)	—	—	(0.32)	16.25	20.24	[2,3]	0.38	[4]	0.30	2.13	200	20
12-31-2003[11,12]	10.05	0.24		3.91	4.15	(0.34)	—	(0.04)	(0.38)	13.82	41.99	[2,3]	0.42	[4]	0.27	2.13	159	38

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
International Opportunities
Series I
12-31-2007	18.15	0.23	[1]	3.10	3.33	(0.29)	(3.53)	—	(3.82)	17.66	20.10	[2,3]	1.04	[4]	1.04		1.22		10		122
12-31-2006	15.53	0.12	[1]	3.47	3.59	(0.10)	(0.87)	—	(0.97)	18.15	23.83	[2,3]	1.07	[4]	1.07		0.74		6		102
12-31-2005[32]	12.50	0.02	[1]	3.01	3.03	—	—	—	—	15.53	24.24	[6]	1.19	[7]	1.19	[7]	0.22	[7]	—	[19]	101	[6]

Series II
12-31-2007	18.17	0.23	[1]	3.05	3.28	(0.23)	(3.53)	—	(3.76)	17.69	19.77	[2,3]	1.24	[4]	1.24		1.24		84		122
12-31-2006	15.51	0.07	[1]	3.53	3.60	(0.07)	(0.87)	—	(0.94)	18.17	23.90	[2,3]	1.25	[4]	1.25		0.43		44		102
12-31-2005[32]	12.50	0.03	[1]	2.98	3.01	—	—	—	—	15.51	24.08	[6]	1.42	[7]	1.42	[7]	0.25	[7]	13		101	[6]

Series NAV
12-31-2007	18.17	0.26	[1]	3.07	3.33	(0.31)	(3.53)	—	(3.84)	17.66	20.10	[2,3]	0.99	[4]	0.99		1.43		870		122
12-31-2006	15.54	0.11	[1]	3.50	3.61	(0.11)	(0.87)	—	(0.98)	18.17	23.96	[2,3]	1.00	[4]	1.00		0.66		666		102
12-31-2005[32]	12.50	0.14	[1]	2.90	3.04	—	—	—	—	15.54	24.32	[6]	1.11	[7]	1.11	[7]	1.48	[7]	332		101	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Small Cap
Series I
12-31-2007	24.30	0.27	[1]	2.10	2.37	(0.71)	(7.17)	—	(7.88)	18.79	10.18	[2,3,17]	1.17	[4]	1.17		1.13		144	24
12-31-2006	19.29	0.31	[1]	4.93	5.24	(0.23)	—	—	(0.23)	24.30	27.34	[2,3]	1.16	[4]	1.16		1.45		156	41
12-31-2005	17.63	0.23	[1]	1.59	1.82	(0.16)	—	—	(0.16)	19.29	10.39	[2]	1.22		1.22		1.31		139	47
12-31-2004	14.56	0.22	[1]	2.87	3.09	(0.02)	—	—	(0.02)	17.63	21.23	[2]	1.24		1.24		1.44		309	32
12-31-2003	9.41	0.08	[1]	5.07	5.15	—	—	—	—	14.56	54.73		1.32		1.32		0.66		246	140

Series II
12-31-2007	24.35	0.21	[1]	2.11	2.32	(0.63)	(7.17)	—	(7.80)	18.87	9.90	[2,3,17]	1.37	[4]	1.37		0.90		71	24
12-31-2006	19.31	0.27	[1]	4.97	5.24	(0.20)	—	—	(0.20)	24.35	27.29	[2,3]	1.36	[4]	1.36		1.28		59	41
12-31-2005	17.58	0.15	[1]	1.62	1.77	(0.04)	—	—	(0.04)	19.31	10.10	[2]	1.41		1.41		0.83		47	47
12-31-2004	14.54	0.17	[1]	2.89	3.06	(0.02)	—	—	(0.02)	17.58	21.03	[2]	1.44		1.44		1.10		187	32
12-31-2003	9.41	0.05	[1]	5.08	5.13	—	—	—	—	14.54	54.42		1.52		1.52		0.41		74	140

Series NAV
12-31-2007	24.26	0.28	[1]	2.09	2.37	(0.73)	(7.17)	—	(7.90)	18.73	10.20	[2,3,17]	1.12	[4]	1.12		1.18		403	24
12-31-2006	19.25	0.30	[1]	4.95	5.25	(0.24)	—	—	(0.24)	24.26	27.46	[2,3]	1.11	[4]	1.11		1.38		413	41
12-31-2005[21]	18.52	0.23	[1]	0.70	0.93	(0.20)	—	—	(0.20)	19.25	5.11	[2,6]	1.16	[7]	1.16	[7]	1.52	[7]	381	47

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Small Company
Series NAV
12-31-2007	13.24	0.15	[1]	0.52	0.67	(0.22)	(1.51)	—	(1.73)	12.18	5.43	[2,3]	1.11	[4]	1.10		1.08		227	29
12-31-2006[41]	12.50	0.08	[1]	0.66	0.74	—	—	—	—	13.24	5.92	[3,6]	1.12	[4,7]	1.12	[7]	0.96	[7]	235	51	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Value
Series I
12-31-2007	19.38	0.43	[1]	1.26	1.69	(0.84)	(3.09)	—	(3.93)	17.14	9.53	[2,3,17]	1.02	[4]	1.00		2.32		387	24
12-31-2006	15.99	0.46	[1]	4.05	4.51	(0.33)	(0.79)	—	(1.12)	19.38	29.59	[2,3]	0.98	[4]	0.97		2.67		453	38
12-31-2005	14.80	0.33	[1]	1.20	1.53	(0.15)	(0.19)	—	(0.34)	15.99	10.54	[2,3]	1.06	[4]	1.02		2.23		404	76	[10]
12-31-2004	12.33	0.21	[1]	2.42	2.63	(0.16)	—	—	(0.16)	14.80	21.54	[2,3]	1.07	[4]	1.00		1.64		462	29
12-31-2003	8.60	0.21	[1]	3.60	3.81	(0.08)	—	—	(0.08)	12.33	44.86	[2,3]	1.13	[4]	1.12		2.18		267	51

Series II
12-31-2007	19.30	0.39	[1]	1.26	1.65	(0.77)	(3.09)	—	(3.86)	17.09	9.36	[3,2,17]	1.22	[4]	1.20		2.12		259	24
12-31-2006	15.94	0.42	[1]	4.03	4.45	(0.30)	(0.79)	—	(1.09)	19.30	29.27	[3,2]	1.18	[4]	1.17		2.46		252	38
12-31-2005	14.74	0.27	[1]	1.22	1.49	(0.10)	(0.19)	—	(0.29)	15.94	10.31	[3,2]	1.26	[4]	1.22		1.80		213	76	[10]
12-31-2004	12.29	0.19	[1]	2.41	2.60	(0.15)	—	—	(0.15)	14.74	21.37	[3,2]	1.27	[4]	1.20		1.50		371	29
12-31-2003	8.60	0.18	[1]	3.60	3.78	(0.09)	—	—	(0.09)	12.29	44.52	[3,2]	1.33	[4]	1.32		1.78		138	51

Series NAV
12-31-2007	19.31	0.43	[1]	1.26	1.69	(0.85)	(3.09)	—	(3.94)	17.06	9.61	[2,3,17]	0.97	[4]	0.95		2.32		1,103	24
12-31-2006	15.94	0.46	[1]	4.04	4.50	(0.34)	(0.79)	—	(1.13)	19.31	29.61	[2,3]	0.93	[4]	0.92		2.67		921	38
12-31-2005[21]	15.29	0.34	[1]	0.68	1.02	(0.18)	(0.19)	—	(0.37)	15.94	6.87	[2,6,3]	1.01	[4,7]	0.97	[7]	2.65	[7]	682	76	[10]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Investment Quality Bond
Series I
12-31-2007	11.66	0.59	[1]	0.11	0.70	(1.06)	—	—	(1.06)	11.30	6.21	[2,3]	0.71	[4]	0.71		5.08		164	70
12-31-2006	11.98	0.55	[1]	(0.16)	0.39	(0.71)	—	—	(0.71)	11.66	3.57	[3,2]	0.72	[4]	0.72		4.79		183	28
12-31-2005	12.41	0.61	[1]	(0.34)	0.27	(0.70)	—	—	(0.70)	11.98	2.26	[2]	0.74		0.74		5.08		227	30
12-31-2004	12.58	0.61	[1]	(0.03)	0.58	(0.75)	—	—	(0.75)	12.41	4.81	[2]	0.74		0.74		4.94		362	23
12-31-2003	12.33	0.61	[1]	0.26	0.87	(0.62)	—	—	(0.62)	12.58	7.32	[2]	0.75		0.75		4.93		399	59

Series II
12-31-2007	11.64	0.56	[1]	0.10	0.66	(1.01)	—	—	(1.01)	11.29	5.92	[3,2]	0.91	[4]	0.91		4.89		161	70
12-31-2006	11.96	0.53	[1]	(0.16)	0.37	(0.69)	—	—	(0.69)	11.64	3.36	[2,3]	0.92	[4]	0.92		4.60		143	28
12-31-2005	12.37	0.59	[1]	(0.35)	0.24	(0.65)	—	—	(0.65)	11.96	2.03	[2]	0.94		0.94		4.90		90	30
12-31-2004	12.55	0.57	[1]	(0.01)	0.56	(0.74)	—	—	(0.74)	12.37	4.65	[2]	0.94		0.94		4.67		110	23
12-31-2003	12.32	0.57	[1]	0.29	0.86	(0.63)	—	—	(0.63)	12.55	7.24	[2]	0.95		0.95		4.64		85	59

Series NAV
12-31-2007	11.65	0.59	[1]	0.10	0.69	(1.07)	—	—	(1.07)	11.27	6.13	[3,2]	0.66	[4]	0.66		5.13		117	70
12-31-2006	11.97	0.55	[1]	(0.15)	0.40	(0.72)	—	—	(0.72)	11.65	3.65	[2,3]	0.67	[4]	0.67		4.82		96	28
12-31-2005[21]	12.45	0.52	[1]	(0.28)	0.24	(0.72)	—	—	(0.72)	11.97	2.06	[2,6]	0.67	[7]	0.67	[7]	5.14	[7]	59	30

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations					Less distributions							Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized		Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on		investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments		operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)		($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Large Cap
Series I
12-31-2007	15.74	0.17	[1]	0.05	[14]	0.22	(0.20)	(1.32)	—	(1.52)	14.44	1.40	[2,3,17]	0.80	[4]	0.79		1.08		295		43	[10]
12-31-2006	14.13	0.16	[1]	1.82		1.98	(0.03)	(0.34)	—	(0.37)	15.74	14.36	[3,2]	0.85	[4]	0.85		1.14		1		31
12-31-2005[32]	12.50	0.05	[1]	1.58		1.63	—	—	—	—	14.13	13.04	[6]	1.15	[7]	1.15	[7]	0.58	[7]	—	[19]	46	[6]

Series II
12-31-2007	15.66	0.14	[1]	0.06	[14]	0.20	(0.14)	(1.32)	—	(1.46)	14.40	1.27	[2,3,17]	1.00	[4]	1.00		0.88		20		43	[10]
12-31-2006	14.09	0.12	[1]	1.83		1.95	(0.04)	(0.34)	—	(0.38)	15.66	14.15	[3,2]	1.08	[4]	1.08		0.80		2		31
12-31-2005[32]	12.50	0.05	[1]	1.54		1.59	—	—	—	—	14.09	12.72	[6]	1.11	[7]	1.11	[7]	0.53	[7]	1		46	[6]

Series NAV
12-31-2007	15.70	0.17	[1]	0.07	[14]	0.24	(0.21)	(1.32)	—	(1.53)	14.41	1.53	[2,3,17]	0.78	[4]	0.77		1.09		370		43	[10]
12-31-2006	14.12	0.15	[1]	1.83		1.98	(0.06)	(0.34)	—	(0.40)	15.70	14.38	[3,2]	0.83	[4]	0.83		1.03		209		31
12-31-2005[32]	12.50	0.07	[1]	1.55		1.62	—	—	—	—	14.12	12.96	[6]	0.94	[7]	0.94	[7]	0.75	[7]	125		46	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Large Cap Value
Series I
12-31-2007	23.07	0.21	[1]	0.79	1.00	(0.23)	(1.47)	—	(1.70)	22.37	4.38	[2,3,17]	0.90	[4]	0.90		0.87	75	67
12-31-2006	21.70	0.20	[1]	3.08	3.28	(0.10)	(1.81)	—	(1.91)	23.07	15.93	[2,3]	0.96	[4]	0.96		0.90	87	61	[10]
12-31-2005	18.79	0.10	[1]	2.81	2.91	—	—	—	—	21.70	15.49		0.97		0.97		0.50	10	105
12-31-2004	15.66	0.20	[1]	3.19	3.39	(0.12)	(0.14)	—	(0.26)	18.79	21.80	[2]	1.03		1.03		1.22	71	109
12-31-2003[36]	12.50	—	[1,20]	3.46	3.46	(0.30)	—	—	(0.30)	15.66	27.65	[2,3,6]	2.86	[4,7]	1.40	[7]	(0.02)[7]	6	105	[6]

Series II
12-31-2007	22.96	0.16	[1]	0.80	0.96	(0.16)	(1.47)	—	(1.63)	22.29	4.18	[2,3,17]	1.10	[4]	1.10		0.68	48	67
12-31-2006	21.60	0.11	[1]	3.12	3.23	(0.06)	(1.81)	—	(1.87)	22.96	15.75	[2,3]	1.14	[4]	1.14		0.52	63	61	[10]
12-31-2005	18.74	0.08	[1]	2.78	2.86	—	—	—	—	21.60	15.26		1.18		1.18		0.39	90	105
12-31-2004	15.64	0.17	[1]	3.18	3.35	(0.11)	(0.14)	—	(0.25)	18.74	21.53	[2]	1.23		1.23		1.00	102	109
12-31-2003[36]	12.50	(0.03)[1]		3.47	3.44	(0.30)	—	—	(0.30)	15.64	27.49	[2,3,6]	3.06	[4,7]	1.60	[7]	(0.27)[7]	8	105	[6]

Series NAV
12-31-2007	23.09	0.22	[1]	0.80	1.02	(0.26)	(1.47)	—	(1.73)	22.38	4.45	[2,3,17]	0.85	[4]	0.85		0.93	506	67
12-31-2006	21.71	0.19	[1]	3.11	3.30	(0.11)	(1.81)	—	(1.92)	23.09	16.03	[2,3]	0.89	[4]	0.89		0.86	386	61	[10]
12-31-2005[36]	19.80	0.10	[1]	1.81	1.91	—	—	—	—	21.71	9.65	[2,6]	0.91	[7]	0.91	[7]	0.56 [7]	146	105

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Aggressive
Series I
12-31-2007	11.27	0.16	[23,1]	0.76	0.92	(0.27)	(1.10)	—	(1.37)	10.82	8.55	[2]	0.11	[47]	0.11	[47,57]	1.39	[23]	217	44
12-31-2006	13.46	0.06	[1,23]	1.71	1.77	(0.09)	(3.87)	—	(3.96)	11.27	15.46	[2]	0.11	[47]	0.11	[47]	0.52	[23]	251	32
12-31-2005	12.59	0.06	[1,23]	1.23	1.29	(0.07)	(0.35)	—	(0.42)	13.46	10.64	[2]	0.12	[47]	0.12	[47]	0.51	[23]	210	112
12-31-2004	10.93	0.04	[23]	1.70	1.74	(0.04)	(0.04)	—	(0.08)	12.59	16.06	[2]	0.07	[47]	0.07	[47]	0.31	[23]	486	57
12-31-2003	8.14	0.02	[23]	2.81	2.83	(0.02)	—	(0.02)	(0.04)	10.93	34.91	[2,3]	0.08	[47,4]	0.07	[47]	0.23	[23]	328	53

Series II
12-31-2007	11.22	0.14	[23,1]	0.75	0.89	(0.22)	(1.10)	—	(1.32)	10.79	8.31	[2]	0.31	[47],	0.31	[47,57]	1.23	[23]	332	44
12-31-2006	13.44	0.04	[1,23]	1.69	1.73	(0.09)	(3.86)	—	(3.95)	11.22	15.19	[2]	0.31	[47]	0.31	[47]	0.32	[23]	367	32
12-31-2005	12.59	0.03	[1,23]	1.24	1.27	(0.07)	(0.35)	—	(0.42)	13.44	10.47	[2]	0.29	[47]	0.29	[47]	0.26	[23]	331	112
12-31-2004	10.93	0.04	[23]	1.70	1.74	(0.04)	(0.04)	—	(0.08)	12.59	16.06	[2]	0.07	[47]	0.07	[47]	0.30	[23]	294	57
12-31-2003	8.14	0.02	[23]	2.81	2.83	(0.02)	—	(0.02)	(0.04)	10.93	34.91	[2,3]	0.08	[47,4]	0.07	[47]	0.11	[23]	158	53

Series NAV
12-31-2007	11.28	0.19	[23,1]	0.73	0.92	(0.28)	(1.10)	—	(1.38)	10.82	8.55	[2]	0.06	[47]	0.06	[47,57]	1.66	[23]	45	44
12-31-2006	13.47	0.03	[1,23]	1.74	1.77	(0.09)	(3.87)	—	(3.96)	11.28	15.48	[2]	0.06	[47]	0.06	[47]	0.29	[23]	19	32
12-31-2005[18]	11.61	(0.01)[1,23]		1.87	1.86	— [20]	— [20]	—	— [20]	13.47	16.03	[2,6]	0.07	[47,7]	0.07	[47,7]	(0.06)[23,7]		2	112

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Balanced
Series I
12-31-2007	13.84	0.60	[23,1]	0.27	0.87	(0.62)	(0.48)	—	(1.10)	13.61	6.47	[2]	0.11	[47]	0.11	[47,58]	4.28	[23]	1,065	13
12-31-2006	13.91	0.26	[1,23]	1.36	1.62	(0.25)	(1.40)	(0.04)	(1.69)	13.84	12.73	[2]	0.10	[47]	0.10	[47]	1.96	[23]	1,132	19
12-31-2005	13.79	0.27	[1,23]	0.62	0.89	(0.28)	(0.49)	—	(0.77)	13.91	6.88	[2]	0.12	[47]	0.12	[47]	2.08	[23]	1,031	99
12-31-2004	12.43	0.24	[23]	1.40	1.64	(0.24)	(0.04)	—	(0.28)	13.79	13.49	[2]	0.07	[47]	0.07	[47]	1.75	[23]	1,846	51
12-31-2003	10.30	0.19	[23]	2.22	2.41	(0.19)	(0.05)	(0.04)	(0.28)	12.43	23.97	[2]	0.07	[47]	0.07	[47]	1.59	[23]	1,331	55

Series II
12-31-2007	13.79	0.60	[23,1]	0.24	0.84	(0.59)	(0.48)	—	(1.07)	13.56	6.26	[2]	0.31	[47]	0.31	[47,58]	4.30	[23]	9,496	13
12-31-2006	13.89	0.21	[1,23]	1.38	1.59	(0.25)	(1.40)	(0.04)	(1.69)	13.79	12.51	[2]	0.30	[47]	0.30	[47]	1.60	[23]	7,318	19
12-31-2005	13.78	0.18	[1,23]	0.70	0.88	(0.28)	(0.49)	—	(0.77)	13.89	6.80	[2]	0.30	[47]	0.30	[47]	1.34	[23]	4,538	99
12-31-2004	12.43	0.24	[23]	1.39	1.63	(0.24)	(0.04)	—	(0.28)	13.78	13.41	[2]	0.07	[47]	0.07	[47]	1.39	[23]	2,101	51
12-31-2003	10.30	0.19	[23]	2.22	2.41	(0.19)	(0.05)	(0.04)	(0.28)	12.43	23.97	[2,3]	0.07	[4,47]	0.07	[47]	1.11	[23]	740	55

Series NAV
12-31-2007	13.86	0.65	[23,1]	0.23	0.88	(0.63)	(0.48)	—	(1.11)	13.63	6.52	[2]	0.06	[47]	0.06	[47,58]	4.67	[23]	103	13
12-31-2006	13.92	0.21	[1,23]	1.42	1.63	(0.25)	(1.40)	(0.04)	(1.69)	13.86	12.80	[2]	0.05	[47]	0.05	[47]	1.61	[23]	52	19
12-31-2005[18]	12.67	—	[1,23,20]	1.26	1.26	— [20]	(0.01)	—	(0.01)	13.92	9.94	[6,2]	0.06	[7,47]	0.06	[7,47]	(0.03)[23,7]		12	99

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Conservative
Series I
12-31-2007	13.43	0.91	[23,1]	(0.21)	0.70	(0.93)	(0.18)	—	(1.11)	13.02	5.38	[2]	0.11	[47]	0.11	[47,59]	6.84	[23]	182	27
12-31-2006	13.42	0.39	[1,23]	0.67	1.06	(0.44)	(0.61)	—	(1.05)	13.43	8.44	[2]	0.11	[47]	0.11	[47]	3.00	[23]	171	34
12-31-2005	14.20	0.42	[1,23]	(0.05)	0.37	(0.43)	(0.72)	—	(1.15)	13.42	2.88	[2]	0.12	[47]	0.12	[47]	3.16	[23]	182	104
12-31-2004	13.64	0.42	[23]	0.71	1.13	(0.42)	(0.15)	—	(0.57)	14.20	8.59	[2]	0.07	[47]	0.07	[47]	2.80	[23]	373	44
12-31-2003	12.72	0.38	[23]	1.03	1.41	(0.39)	(0.10)	—	(0.49)	13.64	11.47	[2,3]	0.08	[4,47]	0.07	[47]	2.89	[23]	299	40

Series II
12-31-2007	13.37	0.91	[23,1]	(0.24)	0.67	(0.90)	(0.18)	—	(1.08)	12.96	5.17	[2]	0.31	[47]	0.31	[47,59]	6.85	[23]	738	27
12-31-2006	13.40	0.35	[1,23]	0.66	1.01	(0.43)	(0.61)	—	(1.04)	13.37	8.13	[2]	0.31	[47]	0.31	[47]	2.71	[23]	524	34
12-31-2005	14.19	0.32	[1,23]	0.04	0.36	(0.43)	(0.72)	—	(1.15)	13.40	2.81	[2]	0.30	[47]	0.30	[47]	2.39	[23]	422	104
12-31-2004	13.64	0.42	[23]	0.70	1.12	(0.42)	(0.15)	—	(0.57)	14.19	8.51	[2]	0.07	[47]	0.07	[47]	2.50	[23]	286	44
12-31-2003	12.72	0.38	[23]	1.03	1.41	(0.39)	(0.10)	—	(0.49)	13.64	11.46	[2,3]	0.08	[4,47]	0.07	[47]	2.21	[23]	154	40

Series NAV
12-31-2007	13.45	1.02	[23,1]	(0.32)	0.70	(0.94)	(0.18)	—	(1.12)	13.03	5.35	[2]	0.06	[47]	0.06	[47,59]	7.60	[23]	5	27
12-31-2006	13.44	0.29	[23,1]	0.77	1.06	(0.44)	(0.61)	—	(1.05)	13.45	8.43	[2]	0.06	[47]	0.06	[47]	2.22	[23]	3	34
12-31-2005[21]	12.99	(0.01)[23,1]		0.46	0.45	—	—	—	—	13.44	3.46	[6]	0.06	[7,47]	0.06	[7,47]	(0.06)[23,7]		1	104

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Growth
Series I
12-31-2007	13.94	0.40	[23,1]	0.61	1.01	(0.49)	(0.70)	—	(1.19)	13.76	7.44	[2]	0.11	[47]	0.11	[47,58]	2.84	[23]	946	17
12-31-2006	14.06	0.18	[1,23]	1.57	1.75	(0.21)	(1.66)	—	(1.87)	13.94	13.50	[2]	0.10	[47]	0.10	[47]	1.31	[23]	1,030	22
12-31-2005	13.40	0.17	[1,23]	0.94	1.11	(0.17)	(0.28)	—	(0.45)	14.06	8.66	[2]	0.12	[47]	0.12	[47]	1.30	[23]	901	111
12-31-2004	11.86	0.13	[23]	1.58	1.71	(0.13)	(0.04)	—	(0.17)	13.40	14.57	[2]	0.07	[47]	0.07	[47]	0.98	[23]	1,730	48
12-31-2003	9.28	0.09	[23]	2.61	2.70	(0.09)	(0.01)	(0.02)	(0.12)	11.86	29.55	[2]	0.07	[47]	0.07	[47]	0.84	[23]	1,224	55

Series II
12-31-2007	13.88	0.40	[23,1]	0.59	0.99	(0.44)	(0.70)	—	(1.14)	13.73	7.26	[2]	0.31	[47]	0.31	[47,58]	2.82	[23]	13,018	17
12-31-2006	14.03	0.13	[1,23]	1.59	1.72	(0.21)	(1.66)	—	(1.87)	13.88	13.28	[2]	0.30	[47]	0.30	[47]	0.96	[23]	9,552	22
12-31-2005	13.39	0.10	[1,23]	0.99	1.09	(0.17)	(0.28)	—	(0.45)	14.03	8.51	[2]	0.30	[47]	0.30	[47]	0.74	[23]	4,881	111
12-31-2004	11.85	0.13	[23]	1.58	1.71	(0.13)	(0.04)	—	(0.17)	13.39	14.59	[2]	0.07	[47]	0.07	[47]	0.75	[23]	2,117	48
12-31-2003	9.28	0.09	[23]	2.60	2.69	(0.09)	(0.01)	(0.02)	(0.12)	11.85	29.44	[2]	0.07	[47]	0.07	[47]	0.53	[23]	652	55

Series NAV
12-31-2007	13.96	0.45	[23,1]	0.58	1.03	(0.51)	(0.70)	—	(1.21)	13.78	7.55	[2]	0.06	[47]	0.06	[47,58]	3.22	[23]	234	17
12-31-2006	14.07	0.14	[1,23]	1.62	1.76	(0.21)	(1.66)	—	(1.87)	13.96	13.58	[2]	0.05	[47]	0.05	[47]	1.03	[23]	115	22
12-31-2005[18]	12.46	—	[1,23,20]	1.63	1.63	— [20]	(0.02)	—	(0.02)	14.07	13.08	[6,2]	0.06	[7,47]	0.06	[7,47]	(0.03)[23,7]		23	111

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
															Ratio
															of net
											Ratio		Ratio		investment
	Net asset	Net		Net realized					Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	capital	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	paid-in	distributions	period	Return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
Lifestyle Moderate
Series I
12-31-2007	13.37	0.74	[23,1]	(0.06)	0.68	(0.75)	(0.30)	—	(1.05)	13.00	5.29	[2]	0.11	[47]	0.11	[47,57]	5.54	[23]	333	13
12-31-2006	13.35	0.30	[23,1]	0.99	1.29	(0.31)	(0.93)	(0.03)	(1.27)	13.37	10.42	[2]	0.11	[47]	0.11	[47]	2.33	[23]	349	19
12-31-2005	13.80	0.33	[23,1]	0.19	0.52	(0.33)	(0.64)	—	(0.97)	13.35	4.15	[2]	0.12	[47]	0.12	[47]	2.51	[23]	327	101
12-31-2004	12.79	0.31	[23]	1.07	1.38	(0.31)	(0.06)	—	(0.37)	13.80	11.04	[2]	0.07	[47]	0.07	[47]	2.26	[23]	582	55
12-31-2003	11.22	0.27	[23]	1.67	1.94	(0.27)	(0.06)	(0.04)	(0.37)	12.79	17.83	[2]	0.07	[47]	0.07	[47]	2.15	[23]	462	46

Series II
12-31-2007	13.32	0.74	[23,1]	(0.08)	0.66	(0.73)	(0.30)	—	(1.03)	12.95	5.08	[2]	0.31	[47]	0.31	[47,57]	5.56	[23]	2,042	13
12-31-2006	13.33	0.26	[23,1]	1.00	1.26	(0.31)	(0.93)	(0.03)	(1.27)	13.32	10.18	[2]	0.31	[47]	0.31	[47]	2.02	[23]	1,560	19
12-31-2005	13.80	0.24	[23,1]	0.26	0.50	(0.33)	(0.64)	—	(0.97)	13.33	4.00	[2]	0.30	[47]	0.30	[47]	1.80	[23]	1,108	101
12-31-2004	12.79	0.31	[23]	1.07	1.38	(0.31)	(0.06)	—	(0.37)	13.80	11.04	[2]	0.07	[47]	0.07	[47]	1.90	[23]	631	55
12-31-2003	11.22	0.27	[23]	1.67	1.94	(0.27)	(0.06)	(0.04)	(0.37)	12.79	17.83	[2]	0.07	[47]	0.07	[47]	1.58	[23]	286	46

Series NAV
12-31-2007	13.38	0.84	[23,1]	(0.15)	0.69	(0.76)	(0.30)	—	(1.06)	13.01	5.34	[2]	0.06	[47]	0.06	[47,57]	6.30	[23]	13	13
12-31-2006	13.35	0.24	[23,1]	1.06	1.30	(0.31)	(0.93)	(0.03)	(1.27)	13.38	10.50	[2]	0.06	[47]	0.06	[47]	1.88	[23]	5	19
12-31-2005[18]	12.59	(0.01)[23,1]		0.77	0.76	—	—	—	—	13.35	6.04	[6]	0.06	[47,7]	0.06	[47,7]	(0.06)[23,7]		2	101

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Managed (6768-6720)
Series NAV
12-31-2007	13.42	0.38	[1]	(0.12)	0.26	(0.73)	(0.27)	—	(1.00)	12.68	1.95	[2,3]	0.71	[4]	0.71	2.83	1,405	75
12-31-2006	13.59	0.32	[1]	0.62	0.94	(0.20)	(0.91)	—	(1.11)	13.42	7.48	[2,3]	0.72	[4]	0.72	2.43	1,623	74
12-31-2005[60]	13.58	0.26	[1]	0.11	0.37	(0.08)	(0.28)	—	(0.36)	13.59	2.71	[2]	0.77		0.77	1.88	1,901	255
12-31-2004[11]	12.80	0.23		0.80	1.03	(0.25)	—	—	(0.25)	13.58	8.18	[2]	0.77		0.77	1.87	2,079	234
12-31-2003[11,12]	11.15	0.21		1.89	2.10	(0.39)	—	(0.06)	(0.45)	12.80	19.00	[2]	0.74		0.74	1.75	2,071	216

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset				of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,				expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of		Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period		Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Cap Index
Series I
12-31-2007	18.84	0.20	[1,43]	1.22	1.42	(0.27)	(2.57)	—	(2.84)	17.42	[61]	7.57	[2,3,61]	0.55	[4]	0.54		0.99	[43]	397	29
12-31-2006	18.05	0.20	[1]	1.53	1.73	(0.12)	(0.82)	—	(0.94)	18.84		9.72	[2,3]	0.57	[4]	0.57		1.09		377	15	[10]
12-31-2005	16.78	0.16	[1]	1.77	1.93	(0.09)	(0.57)	—	(0.66)	18.05		12.02	[2]	0.57		0.57		0.95		220	19
12-31-2004	14.56	0.09	[1]	2.21	2.30	(0.06)	(0.02)	—	(0.08)	16.78		15.83	[2]	0.57		0.57		0.63		187	16
12-31-2003	10.82	0.08	[1]	3.66	3.74	—	—	—	—	14.56		34.57		0.58		0.58		0.62		145	8

Series II
12-31-2007	18.75	0.15	[1,43]	1.23	1.38	(0.20)	(2.57)	—	(2.77)	17.36	[61]	7.39	[2,3,61]	0.75	[4]	0.74		0.73	[43]	103	29
12-31-2006	17.98	0.16	[1]	1.51	1.67	(0.08)	(0.82)	—	(0.90)	18.75		9.44	[2,3]	0.77	[4]	0.77		0.86		81	15	[10]
12-31-2005	16.72	0.13	[1]	1.76	1.89	(0.06)	(0.57)	—	(0.63)	17.98		11.79	[2]	0.77		0.77		0.74		63	19
12-31-2004	14.52	0.06	[1]	2.21	2.27	(0.05)	(0.02)	—	(0.07)	16.72		15.65	[2]	0.77		0.77		0.43		59	16
12-31-2003	10.81	0.05	[1]	3.66	3.71	—	—	—	—	14.52		34.32		0.78		0.78		0.42		43	8

Series NAV
12-31-2007	18.85	0.22	[1,43]	1.21	1.43	(0.29)	(2.57)	—	(2.86)	17.42	[61]	7.61	[2,3,61]	0.50	[4]	0.49		1.08	[43]	430	29
12-31-2006	18.06	0.22	[1]	1.51	1.73	(0.12)	(0.82)	—	(0.94)	18.85		9.74	[2,3]	0.52	[4]	0.52		1.21		603	15	[10]
12-31-2005[18]	15.40	0.12	[1]	2.54	2.66	—	—	—	—	18.06		17.27	[6]	0.54	[7]	0.54	[7]	1.01	[7]	74	19

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net		From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment		realized	capital	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income		gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
Mid Cap Intersection
Series I
12-31-2007[62]	12.50	—	[1]	(0.86)	(0.86)	—		—	—	—	11.64	(6.88)[3]	0.98	[7,4]	0.98	[7]	—	[7]	—	[19]	87	[6]

Series II
12-31-2007[62]	12.50	(0.02)[1]		(0.86)	(0.88)	—		—	—	—	11.62	(7.04)[3]	1.18	[7,4]	1.18	[7]	(0.24)[7]		2		87	[6]

Series NAV
12-31-2007[62]	12.50	—	[1]	(0.86)	(0.86)	—	[20]	—	—	—	11.64	(6.87)[2,3]	0.93	[7,4]	0.93	[7]	0.04	[7]	304		87	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net	Net realized							Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net		From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment		realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income		gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)		($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Mid Cap Stock
Series I
12-31-2007	16.97	(0.03)[1]	3.63	3.60	—		(4.59)	—	(4.59)	15.98	23.57	[2,3,17]	0.94	[4]	0.93		(0.20)	355	133
12-31-2006	15.57	— [1,20]	2.07	2.07	—		(0.67)	—	(0.67)	16.97	13.55	[2,3,8]	0.93	[4]	0.93		— [63]	361	123
12-31-2005	14.13	(0.04)[1]	1.99	1.95	—		(0.51)	—	(0.51)	15.57	14.57	[2]	0.97		0.97		(0.31)	383	196	[10]
12-31-2004	11.87	(0.05)[1]	2.31	2.26	—		—	—	—	14.13	19.04		0.96		0.96		(0.43)	349	128
12-31-2003	8.34	(0.05)[1]	3.58	3.53	—		—	—	—	11.87	42.33		0.99		0.99		(0.55)	260	132

Series II
12-31-2007	16.82	(0.07)[1]	3.60	3.53	—		(4.59)	—	(4.59)	15.76	23.35	[2,3,17]	1.14	[4]	1.13		(0.40)	206	133
12-31-2006	15.47	(0.03)[1]	2.05	2.02	—		(0.67)	—	(0.67)	16.82	13.31	[2,3,8]	1.13	[4]	1.13		(0.18)	183	123
12-31-2005	14.06	(0.07)[1]	1.99	1.92	—		(0.51)	—	(0.51)	15.47	14.42	[2]	1.17		1.17		(0.52)	178	196	[10]
12-31-2004	11.84	(0.07)[1]	2.29	2.22	—		—	—	—	14.06	18.75		1.16		1.16		(0.58)	226	128
12-31-2003	8.34	(0.08)[1]	3.58	3.50	—		—	—	—	11.84	41.97		1.19		1.19		(0.75)	116	132

Series NAV
12-31-2007	17.01	(0.02)[1]	3.63	3.61	—	[20]	(4.59)	—	(4.59)	16.03	23.59	[2,3,17]	0.89	[4]	0.88		(0.13)	702	133
12-31-2006	15.59	0.02 [1]	2.07	2.09	—		(0.67)	—	(0.67)	17.01	13.66	[2,3,8]	0.88	[4]	0.88		0.09	473	123
12-31-2005[21]	13.50	(0.02)[1]	2.62	2.60	—		(0.51)	—	(0.51)	15.59	20.07	[2,6]	0.91	[7]	0.91	[7]	(0.21)[7]	399	196	[10]

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations					Less distributions							Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized		Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on		investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments		operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)		($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Cap Value
Series I
12-31-2007	17.56	0.10	[1]	0.17	[14]	0.27	(0.19)	(4.81)	—	(5.00)	12.83	0.70	[2,3,17]	0.95	[4]	0.95		0.59		191	50
12-31-2006	18.83	0.10	[1]	1.88		1.98	(0.13)	(3.12)	—	(3.25)	17.56	12.27	[3,2]	0.95	[4]	0.95		0.62		264	22
12-31-2005	18.14	0.11	[1]	1.28		1.39	(0.08)	(0.62)	—	(0.70)	18.83	8.00	[2]	0.96		0.96		0.61		295	35
12-31-2004	14.65	0.10	[1]	3.47		3.57	(0.08)	—	—	(0.08)	18.14	24.46	[2]	0.97		0.97		0.61		399	19
12-31-2003	11.74	0.09	[1]	2.87		2.96	(0.05)	—	—	(0.05)	14.65	25.36	[2]	0.99		0.99		0.76		283	34

Series II
12-31-2007	17.48	0.06	[1]	0.18	[14]	0.24	(0.13)	(4.81)	—	(4.94)	12.78	0.50	[2,3,17]	1.15	[4]	1.15		0.39		163	50
12-31-2006	18.76	0.07	[1]	1.87		1.94	(0.10)	(3.12)	—	(3.22)	17.48	12.03	[3,2]	1.15	[4]	1.15		0.42		216	22
12-31-2005	18.08	0.07	[1]	1.28		1.35	(0.05)	(0.62)	—	(0.67)	18.76	7.76	[2]	1.16		1.16		0.41		244	35
12-31-2004	14.62	0.07	[1]	3.46		3.53	(0.07)	—	—	(0.07)	18.08	24.22	[2]	1.17		1.17		0.42		296	19
12-31-2003	11.74	0.07	[1]	2.86		2.93	(0.05)	—	—	(0.05)	14.62	25.14	[2]	1.19		1.19		0.54		171	34

Series NAV
12-31-2007	17.55	0.12	[1]	0.16	[14]	0.28	(0.21)	(4.81)	—	(5.02)	12.81	0.72	[2,3,17]	0.90	[4]	0.90		0.75		164	50
12-31-2006	18.83	0.11	[1]	1.87		1.98	(0.14)	(3.12)	—	(3.26)	17.55	12.30	[3,2]	0.90	[4]	0.90		0.59		25	22
12-31-2005[21]	18.08	0.10	[1]	1.38		1.48	(0.11)	(0.62)	—	(0.73)	18.83	8.51	[2,6]	0.89	[7]	0.89	[7]	0.68	[7]	83	35

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Cap Value Equity
Series NAV
12-31-2007	13.07	0.15	[1]	1.25	1.40	(0.18)	(0.38)	—	(0.56)	13.91	10.72	[2,3]	0.92	[4]	0.92		1.03		146	30
12-31-2006[41]	12.50	0.09	[1]	0.48	0.57	—	—	—	—	13.07	4.56	[3,6]	0.99	[4,7]	0.99	[7]	1.07	[7]	112	25	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Value
Series I
12-31-2007	13.67	0.22	[1]	(0.11)	0.11	(0.28)	(2.81)	—	(3.09)	10.69	0.51	[2,3]	1.09	[4]	1.04		1.70	[43]	11	69
12-31-2006	12.36	0.09	[1]	2.27	2.36	(0.03)	(1.02)	—	(1.05)	13.67	20.31	[2,3]	1.10	[4]	1.06		0.72		6	59
12-31-2005[15]	11.05	0.06	[1]	1.42	1.48	—	(0.17)	—	(0.17)	12.36	13.49	[2,3,6]	1.19	[4,7]	1.17	[7]	0.66	[7]	1	47

Series II
12-31-2007	13.64	0.21	[1]	(0.12)	0.09	(0.24)	(2.81)	—	(3.05)	10.68	0.31	[2,3]	1.29	[4]	1.24		1.60	[43]	16	69
12-31-2006	12.34	0.06	[1]	2.27	2.33	(0.01)	(1.02)	—	(1.03)	13.64	20.05	[2,3]	1.30	[4]	1.27		0.49		17	59
12-31-2005[15]	11.05	0.03	[1]	1.43	1.46	—	(0.17)	—	(0.17)	12.34	13.30	[2,3,6]	1.37	[4,7]	1.35	[7]	0.38	[7]	5	47

Series NAV
12-31-2007	13.65	0.24	[1]	(0.11)	0.13	(0.30)	(2.81)	—	(3.11)	10.67	0.60	[2,3]	1.04	[4]	0.99		1.87	[43]	159	69
12-31-2006	12.35	0.09	[1]	2.27	2.36	(0.04)	(1.02)	—	(1.06)	13.65	20.34	[2,3]	1.06	[4]	1.03		0.70		167	59
12-31-2005[64]	11.67	0.05	[1]	0.81	0.86	(0.01)	(0.17)	—	(0.18)	12.35	7.39	[2,3]	1.10	[4]	1.08		0.40		162	47
12-31-2004[11]	10.98	0.06		1.97	2.03	(0.04)	(1.30)	—	(1.34)	11.67	18.74	[2,3]	1.22	[4]	1.15		0.50		179	196	[10]
12-31-2003[65,11]	8.28	0.04		3.69	3.73	(0.37)	(0.50)	(0.16)	(1.03)	10.98	45.15	[2,3]	1.19	[4]	1.15		0.45		94	125

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
														Ratio
														of net
												Ratio	Ratio	investment
	Net asset	Net		Net realized						Net asset		of gross	of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses	expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average	to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets	net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(in millions)	(%)
Money Market
Series I
12-31-2007	10.00	0.45	[1]	—	0.45	(0.45)	—	—	(0.45)	10.00	4.56	0.56	0.55	4.43	2,504	—
12-31-2006	10.00	0.44	[1]	—	0.44	(0.44)	—	—	(0.44)	10.00	4.43	0.56	0.56	4.36	2,316	—
12-31-2005	10.00	0.26	[1]	—	0.26	(0.26)	—	—	(0.26)	10.00	2.60	0.56	0.56	2.63	2,113	—
12-31-2004	10.00	0.09	[1]	—	0.09	(0.09)	—	—	(0.09)	10.00	0.90	0.53	0.53	0.89	2,186	—
12-31-2003	10.00	0.06	[1]	—	0.06	(0.06)	—	—	(0.06)	10.00	0.58	0.55	0.55	0.59	1,037	—

Series II
12-31-2007	10.00	0.43	[1]	—	0.43	(0.43)	—	—	(0.43)	10.00	4.35	0.76	0.75	4.22	487	—
12-31-2006	10.00	0.42	[1]	—	0.42	(0.42)	—	—	(0.42)	10.00	4.23	0.76	0.76	4.22	339	—
12-31-2005	10.00	0.25	[1]	—	0.25	(0.25)	—	—	(0.25)	10.00	2.50	0.76	0.76	2.47	231	—
12-31-2004	10.00	0.06	[1]	—	0.06	(0.06)	—	—	(0.06)	10.00	0.60	0.73	0.73	0.62	186	—
12-31-2003	10.00	0.04	[1]	—	0.04	(0.04)	—	—	(0.04)	10.00	0.38	0.75	0.75	0.38	183	—

Series NAV

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Money Market B
Series NAV
12-31-2007	1.00	0.05	[1]	—	0.05	(0.05)	—	—	(0.05)	1.00	4.82	[2,3]	0.51	[4]	0.28	4.67	612	—
12-31-2006	1.00	0.05	[1]	—	0.05	(0.05)	—	—	(0.05)	1.00	4.70	[2,3]	0.51	[4]	0.28	4.61	480	—
12-31-2005[66]	1.00	0.03	[1]	—	0.03	(0.03)	—	—	(0.03)	1.00	2.97	[2,3]	0.50	[4]	0.28	2.91	442	—
12-31-2004[11]	1.00	0.01		—	0.01	(0.01)	—	—	(0.01)	1.00	1.09	[2]	0.33		0.33	1.05	472	—
12-31-2003[11]	1.00	0.01		—	0.01	(0.01)	—	—	(0.01)	1.00	0.95	[2]	0.31		0.31	0.95	682	—

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Mutual Shares
Series NAV
12-31-2007[45]	12.50	0.12	[1]	(0.67)	(0.55)	—	—	—	—	11.95	(4.40)[3,6]	1.22	[4,7]	1.06	[7]	1.52	[7]	379	48	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Natural Resources
Series I
12-31-2007	31.83	0.17	[1]	11.67	11.84	(0.42)	(14.44)	—	(14.86)	28.81	40.68	[2,3,17]	1.13	[4]	1.13		0.47		35	35
12-31-2006	31.50	0.32	[1]	6.47	6.79	(0.19)	(6.27)	—	(6.46)	31.83	22.30	[2,3]	1.11	[4]	1.11		1.02		19	28
12-31-2005	21.96	0.13	[1]	9.97	10.10	—	(0.56)	—	(0.56)	31.50	46.77	[2]	1.11		1.11		0.52		15	38
12-31-2004	18.00	0.12	[1]	4.19	4.31	(0.02)	(0.33)	—	(0.35)	21.96	24.32	[2]	1.13		1.13		0.63		226	20
12-31-2003[36]	12.50	0.05	[1]	5.45	5.50	—	—	—	—	18.00	44.00	[6]	1.21	[7]	1.21	[7]	0.54	[7]	90	23	[6]

Series II
12-31-2007	31.59	0.09	[1]	11.60	11.69	(0.30)	(14.44)	—	(14.74)	28.54	40.44	[2,3,17]	1.33	[4]	1.33		0.27		302	35
12-31-2006	31.32	0.26	[1]	6.42	6.68	(0.14)	(6.27)	—	(6.41)	31.59	22.03	[2,3]	1.31	[4]	1.31		0.83		237	28
12-31-2005	21.89	0.10	[1]	9.89	9.99	—	(0.56)	—	(0.56)	31.32	46.42	[2]	1.32		1.32		0.39		204	38
12-31-2004	17.98	0.08	[1]	4.17	4.25	(0.01)	(0.34)	—	(0.34)	21.89	24.05	[2]	1.33		1.33		0.41		318	20
12-31-2003[36]	12.50	0.02	[1]	5.46	5.48	—	—	—	—	17.98	43.84	[6]	1.41	[7]	1.41	[7]	0.23	[7]	75	23	[6]

Series NAV
12-31-2007	31.70	0.19	[1]	11.63	11.82	(0.45)	(14.44)	—	(14.89)	28.63	40.81	[2,3,17]	1.08	[4]	1.08		0.54		808	35
12-31-2006	31.40	0.31	[1]	6.46	6.77	(0.20)	(6.27)	—	(6.47)	31.70	22.31	[2,3]	1.06	[4]	1.06		1.02		826	28
12-31-2005[36]	25.42	0.17	[1]	6.46	6.63	(0.09)	(0.56)	—	(0.65)	31.40	26.89	[2,6]	1.06	[7]	1.06	[7]	0.75	[7]	496	38

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Optimized All Cap
Series I
12-31-2007	17.36	0.22	[1]	0.41	0.63	(0.21)	(2.43)	—	(2.64)	15.35	3.78	[2,3,17]	0.80	[4]	0.80		1.26		271		159
12-31-2006	16.55	0.15	[1]	2.28	2.43	(0.17)	(1.45)	—	(1.62)	17.36	15.17	[2,3]	0.81	[4]	0.81		0.91		301		141
12-31-2005	16.64	0.13	[1]	1.27	1.40	(0.14)	(1.35)	—	(1.49)	16.55	8.58	[2]	0.82		0.82		0.77		300		133
12-31-2004	15.05	0.16	[1]	2.02	2.18	(0.11)	(0.48)	—	(0.59)	16.64	14.91	[2]	0.81		0.81		1.05		327		158
12-31-2003[67]	12.50	0.02	[1]	3.04	3.06	(0.51)	—	—	(0.51)	15.05	24.49	[2,3,6]	2.59	[4,7]	1.30	[7]	0.18	[7]	2		96	[6]

Series II
12-31-2007	17.33	0.17	[1]	0.42	0.59	(0.17)	(2.43)	—	(2.60)	15.32	3.57	[2,3,17]	1.00	[4]	1.00		0.97		132		159
12-31-2006	16.53	0.12	[1]	2.26	2.38	(0.13)	(1.45)	—	(1.58)	17.33	14.91	[2,3]	1.01	[4]	1.01		0.71		6		141
12-31-2005	16.63	0.10	[1]	1.27	1.37	(0.12)	(1.35)	—	(1.47)	16.53	8.36	[2]	1.02		1.02		0.58		6		133
12-31-2004	15.05	0.09	[1]	2.06	2.15	(0.09)	(0.48)	—	(0.57)	16.63	14.67	[2]	1.13		1.13		0.60		5		158
12-31-2003[67]	12.50	—	[1,20]	3.05	3.05	(0.50)	—	—	(0.50)	15.05	24.38	[2,3,6]	2.81	[4,7]	1.50	[7]	(0.02)[7]		3		96	[6]

Series NAV
12-31-2007	17.41	0.24	[1]	0.41	0.65	(0.22)	(2.43)	—	(2.65)	15.41	3.88	[2,3,17]	0.75	[4]	0.75		1.35		1		159
12-31-2006	16.59	0.16	[1]	2.29	2.45	(0.18)	(1.45)	—	(1.63)	17.41	15.24	[2,3]	0.76	[4]	0.76		0.92		—	[19]	141
12-31-2005[67]	15.38	0.11	[1]	2.26	2.37	(0.16)	(1.00)	—	(1.16)	16.59	15.35	[2,6]	0.78	[7]	0.78	[7]	0.78	[7]	—	[19]	133

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Optimized Value
Series I
12-31-2007	15.24	0.25	[1]	(0.96)	(0.71)	(0.31)	(1.45)	—	(1.76)	12.77	(5.13)[3,2]		0.74	[4]	0.74		1.72		1	159
12-31-2006	15.16	0.23	[1]	2.55	2.78	(0.28)	(2.42)	—	(2.70)	15.24	21.09	[2,3]	0.78	[4]	0.78		1.59		1	155
12-31-2005	14.67	0.17	[1]	1.11	1.28	(0.08)	(0.71)	—	(0.79)	15.16	9.19	[2]	0.80		0.80		1.23		1	225
12-31-2004[33]	12.50	0.10	[1]	2.07	2.17	—	—	—	—	14.67	17.36	[6]	0.83	[7]	0.83	[7]	1.13	[7]	183	108	[6]

Series II
12-31-2007	15.28	0.20	[1]	(0.95)	(0.75)	(0.25)	(1.45)	—	(1.70)	12.83	(5.33)[3,2]		0.94	[4]	0.94		1.34		27	159
12-31-2006	15.18	0.20	[1]	2.57	2.77	(0.25)	(2.42)	—	(2.67)	15.28	20.97	[2,3]	0.98	[4]	0.98		1.37		5	155
12-31-2005	14.66	0.11	[1]	1.12	1.23	—	(0.71)	—	(0.71)	15.18	8.82	[2]	1.00		1.00		0.78		3	225
12-31-2004[33]	12.50	0.08	[1]	2.08	2.16	—	—	—	—	14.66	17.28	[6]	1.03	[7]	1.03	[7]	0.96	[7]	43	108	[6]

Series NAV
12-31-2007	15.25	0.25	[1]	(0.96)	(0.71)	(0.32)	(1.45)	—	(1.77)	12.77	(5.10)[2,3]		0.69	[4]	0.69		1.72		802	159
12-31-2006	15.15	0.23	[1]	2.57	2.80	(0.28)	(2.42)	—	(2.70)	15.25	21.29	[2,3]	0.73	[4]	0.73		1.62		513	155
12-31-2005[33]	14.94	0.18	[1]	0.83	1.01	(0.09)	(0.71)	—	(0.80)	15.15	7.26	[2,6]	0.76	[7]	0.76	[7]	1.50	[7]	191	225

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From			value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital		Total	end of	Total		to average		to average		average	end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in		distributions	period	Return		net assets		net assets		net assets	period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)		($)	($)	(%)		(%)		(%)		(%)	(in millions)		(%)
Overseas Equity
Series I
12-31-2007	14.47	0.18	[1]	1.55	1.73	(0.35)	(1.80)	—		(2.15)	14.05	12.55	[2,3]	1.16	[4]	1.16		1.17	6		69
12-31-2006	12.57	0.17	[1]	2.26	2.43	(0.08)	(0.45)	—		(0.53)	14.47	19.80	[2,3,68]	1.18	[4]	1.18		1.27	4		32
12-31-2005[15]	10.47	(0.01)[1]		2.37	2.36	—	(0.26)	—		(0.26)	12.57	22.75	[2,6]	1.69	[7]	1.69	[7]	(0.13)[7]	—	[19]	34

Series II
12-31-2007	14.40	0.15	[1]	1.53	1.68	(0.30)	(1.80)	—		(2.10)	13.98	12.21	[2,3]	1.36	[4]	1.36		1.00	8		69
12-31-2006	12.51	0.16	[1]	2.24	2.40	(0.06)	(0.45)	—		(0.51)	14.40	19.64	[2,3,68]	1.40	[4]	1.40		1.23	8		32
12-31-2005[15]	10.47	(0.02)[1]		2.32	2.30	—	(0.26)	—		(0.26)	12.51	22.17	[2,6]	1.87	[7]	1.87	[7]	(0.24)[7]	5		34

Series NAV
12-31-2007	14.36	0.19	[1]	1.52	1.71	(0.36)	(1.80)	—		(2.16)	13.91	12.53	[2,3]	1.11	[4]	1.11		1.24	579		69
12-31-2006	12.51	0.19	[1]	2.23	2.42	(0.12)	(0.45)	—		(0.57)	14.36	19.86	[2,3,68]	1.13	[4]	1.13		1.44	511		32
12-31-2005[69]	10.87	0.14	[1]	1.82	1.96	(0.06)	(0.26)	—		(0.32)	12.51	18.31	[2]	1.33		1.33		1.22	244		34
12-31-2004[11]	9.85	0.07		1.01	1.08	(0.06)	—	—		(0.06)	10.87	11.02	[2,3]	1.64	[4]	1.53		0.24	245		103	[10]
12-31-2003[12,11]	7.56	0.08		2.34	2.42	(0.13)	—	—	[20]	(0.13)	9.85	32.36	[2,3]	1.44	[4]	1.23		0.95	126		41

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Pacific Rim
Series I
12-31-2007	13.04	0.12	[1]	0.95	1.07	(0.24)	(3.41)	—	(3.65)	10.46	9.14	[2,3]	1.12	[4]	1.11		0.93		114	89
12-31-2006	11.84	0.10	[1]	1.21	1.31	(0.11)	—	—	(0.11)	13.04	11.05	[3,2]	1.06	[4]	1.06		0.80		124	46
12-31-2005	9.50	0.11	[1]	2.31	2.42	(0.08)	—	—	(0.08)	11.84	25.75	[2]	1.09		1.09		1.12		118	26
12-31-2004	8.14	0.05	[1]	1.35	1.40	(0.04)	—	—	(0.04)	9.50	17.19	[2]	1.13		1.13		0.52		80	43
12-31-2003	5.81	0.05	[1]	2.29	2.34	(0.01)	—	—	(0.01)	8.14	40.37	[2]	1.28		1.28		0.80		67	57

Series II
12-31-2007	12.99	0.09	[1]	0.96	1.05	(0.20)	(3.41)	—	(3.61)	10.43	8.95	[2,3]	1.32	[4]	1.31		0.71		44	89
12-31-2006	11.79	0.07	[1]	1.22	1.29	(0.09)	—	—	(0.09)	12.99	10.92	[2,3]	1.26	[4]	1.26		0.60		44	46
12-31-2005	9.47	0.09	[1]	2.30	2.39	(0.07)	—	—	(0.07)	11.79	25.42	[2]	1.29		1.29		0.87		51	26
12-31-2004	8.12	0.03	[1]	1.36	1.39	(0.04)	—	—	(0.04)	9.47	17.09	[2]	1.33		1.33		0.31		28	43
12-31-2003	5.81	0.03	[1]	2.30	2.33	(0.02)	—	—	(0.02)	8.12	40.17	[2]	1.48		1.48		0.38		20	57

Series NAV
12-31-2007	13.10	0.13	[1]	0.97	1.10	(0.26)	(3.41)	—	(3.67)	10.53	9.29	[2,3]	1.07	[4]	1.06		0.97		9	89
12-31-2006	11.88	0.11	[1]	1.22	1.33	(0.11)	—	—	(0.11)	13.10	11.21	[2,3]	1.01	[4]	1.01		0.89		7	46
12-31-2005[18]	9.36	0.06	[1]	2.46	2.52	—	—	—	—	11.88	26.92	[6]	1.05	[7]	1.05	[7]	0.82	[7]	6	26

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Quantitative Mid Cap
Series I
12-31-2007	10.80	0.04 [1]	(0.22)	(0.18)	(0.05)	(2.00)	—	(2.05)	8.57	(2.08)[2,3,17]		0.94	[4]	0.93		0.41	9	228
12-31-2006	14.68	0.01 [1]	0.64	0.65	—	(4.53)	—	(4.53)	10.80	4.09	[2,3]	0.92	[4]	0.92		0.05	13	188
12-31-2005	12.92	(0.01)[1]	1.77	1.76	—	—	—	—	14.68	13.62		0.89		0.89		(0.06)	18	110
12-31-2004	10.93	(0.01)[1]	2.00	1.99	—	—	—	—	12.92	18.21		0.89		0.89		(0.11)	132	157
12-31-2003	7.89	(0.01)[1]	3.05	3.04	—	—	—	—	10.93	38.53		0.90		0.90		(0.10)	110	107

Series II
12-31-2007	10.65	0.03 [1]	(0.22)	(0.19)	(0.03)	(2.00)	—	(2.03)	8.43	(2.19)[2,3,17]		1.13	[4]	1.12		0.30	27	228
12-31-2006	14.57	(0.02)[1]	0.63	0.61	—	(4.53)	—	(4.53)	10.65	3.79	[2,3]	1.12	[4]	1.12		(0.15)	11	188
12-31-2005	12.85	(0.04)[1]	1.76	1.72	—	—	—	—	14.57	13.39		1.13		1.13		(0.29)	16	110
12-31-2004	10.90	(0.03)[1]	1.98	1.95	—	—	—	—	12.85	17.89		1.09		1.09		(0.30)	12	157
12-31-2003	7.88	(0.03)[1]	3.05	3.02	—	—	—	—	10.90	38.32		1.10		1.10		(0.30)	7	107

Series NAV
12-31-2007	10.81	0.03 [1]	(0.18)	(0.15)	(0.05)	(2.00)	—	(2.05)	8.61	(1.74)[2,3,17]		0.90	[4]	0.90		0.30	1	228
12-31-2006	14.69	0.01 [1]	0.64	0.65	—	(4.53)	—	(4.53)	10.81	4.09	[2,3]	0.87	[4]	0.87		0.11	14	188
12-31-2005[18]	12.46	— [1,20]	2.23	2.23	—	—	—	—	14.69	17.90	[6]	1.05	[7]	1.05	[7]	(0.01)[7]	12	110

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Real Estate Equity
Series NAV
12-31-2007	15.19	0.22	[1]	(2.86)	(2.64)	(0.24)	(1.90)	—	(2.14)	10.41	(18.58)[2,3]		0.90	[4]	0.86		1.54		248	51
12-31-2006[41]	12.50	0.26	[1]	2.43	2.69	—	—	—	—	15.19	21.52	[3,6]	0.90	[4,7]	0.88	[7]	2.80	[7]	312	66	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Real Estate Securities
Series I
12-31-2007	27.64	0.35	[1]	(3.13)	(2.78)	(0.63)	(11.83)	—	(12.46)	12.40	(15.61)[2,3]		0.78	[4]	0.78		1.68		188	77
12-31-2006	24.87	0.62	[1]	7.42	8.04	(0.50)	(4.77)	—	(5.27)	27.64	38.10	[2,3,8]	0.78	[4]	0.78		2.48		313	67
12-31-2005	26.81	0.79	[1]	1.61	2.40	(0.55)	(3.79)	—	(4.34)	24.87	11.85	[2]	0.81		0.81		3.31		265	92	[10]
12-31-2004	20.85	0.76	[1]	5.74	6.50	(0.54)	—	—	(0.54)	26.81	32.04	[2]	0.80		0.80		3.38		612	82
12-31-2003	15.44	0.69	[1]	5.20	5.89	(0.48)	—	—	(0.48)	20.85	39.15	[2]	0.80		0.80		3.93		448	30

Series II
12-31-2007	27.59	0.32	[1]	(3.14)	(2.82)	(0.54)	(11.83)	—	(12.37)	12.40	(15.77)[2,3]		0.98	[4]	0.98		1.55		123	77
12-31-2006	24.84	0.57	[1]	7.41	7.98	(0.46)	(4.77)	—	(5.23)	27.59	37.82	[2,3,8]	0.98	[4]	0.98		2.30		169	67
12-31-2005	26.69	0.71	[1]	1.65	2.36	(0.42)	(3.79)	—	(4.21)	24.84	11.65	[2]	1.00		1.00		2.92		131	92	[10]
12-31-2004	20.79	0.74	[1]	5.69	6.43	(0.53)	—	—	(0.53)	26.69	31.77	[2]	1.00		1.00		3.29		374	82
12-31-2003	15.43	0.60	[1]	5.25	5.85	(0.49)	—	—	(0.49)	20.79	38.93	[2]	1.00		1.00		3.33		168	30

Series NAV
12-31-2007	27.58	0.37	[1]	(3.13)	(2.76)	(0.65)	(11.83)	—	(12.48)	12.34	(15.56)[2,3]		0.73	[4]	0.73		1.79		301	77
12-31-2006	24.83	0.59	[1]	7.44	8.03	(0.51)	(4.77)	—	(5.28)	27.58	38.17	[2,3,8]	0.73	[4]	0.73		2.31		437	67
12-31-2005[21]	25.30	0.78	[1]	3.14	3.92	(0.60)	(3.79)	—	(4.39)	24.83	18.62	[2,6]	0.75	[7]	0.75	[7]	3.87	[7]	828	92	[10]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Real Return Bond
Series I
12-31-2007	12.99	0.70	[1]	0.76	1.46	(0.91)	—	—	(0.91)	13.54	11.49	[2,3]	0.80	[39,4]	0.79	[39]	5.31		10	911	[13]
12-31-2006	13.55	0.54	[1]	(0.52)	0.02	(0.33)	(0.25)	—	(0.58)	12.99	0.23	[2,3]	0.82	[4,39]	0.82	[39]	4.09		5	989
12-31-2005	14.00	0.27	[1]	(0.08)	0.19	—	(0.64)	—	(0.64)	13.55	1.44	[2]	0.81		0.81		1.93		4	1,239
12-31-2004	13.11	0.09	[1]	1.08	1.17	(0.06)	(0.22)	—	(0.28)	14.00	9.06	[2]	0.82		0.82		0.68		196	1,151
12-31-2003[36]	12.50	0.08	[1]	0.53	0.61	—	—	—	—	13.11	4.88	[6,2]	0.83	[7]	0.83	[7]	1.00	[7]	137	574	[6]

Series II
12-31-2007	12.88	0.67	[1]	0.76	1.43	(0.86)	—	—	(0.86)	13.45	11.35	[2,3]	1.00	[39,4]	0.99	[39]	5.13		100	911	[13]
12-31-2006	13.45	0.50	[1]	(0.51)	(0.01)	(0.31)	(0.25)	—	(0.56)	12.88	(0.04)[3,2]		1.02	[4,39]	1.02	[39]	3.84		108	989
12-31-2005	13.95	0.29	[1]	(0.13)	0.16	(0.02)	(0.64)	—	(0.66)	13.45	1.21	[2]	1.02		1.02		2.14		145	1,239
12-31-2004	13.10	0.06	[1]	1.07	1.13	(0.06)	(0.22)	—	(0.28)	13.95	8.73	[2]	1.02		1.02		0.50		343	1,151
12-31-2003[36]	12.50	0.06	[1]	0.54	0.60	—	—	—	—	13.10	4.80	[6,2]	1.03	[7]	1.03	[7]	0.67	[7]	142	574	[6]

Series NAV
12-31-2007	12.88	0.70	[1]	0.76	1.46	(0.92)	—	—	(0.92)	13.42	11.61	[2,3]	0.75	[39,4]	0.74	[39]	5.38		1,112	911	[13]
12-31-2006	13.45	0.54	[1]	(0.52)	0.02	(0.34)	(0.25)	—	(0.59)	12.88	0.20	[3,2]	0.77	[4,39]	0.77	[39]	4.15		872	989
12-31-2005[36]	13.93	0.31	[1]	(0.05)	0.26	(0.10)	(0.64)	—	(0.74)	13.45	1.95	[2,6]	0.76	[7]	0.76	[7]	2.70	[7]	542	1,239

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of		Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period		turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)		(%)
Science and Technology
Series I
12-31-2007	12.42	(0.06)[1]	2.49	2.43	—	—	—	—	14.85	19.57	[3,17]	1.19	[4]	1.16		(0.40)	338		128
12-31-2006	11.77	(0.06)[1]	0.71	0.65	—	—	—	—	12.42	5.52	[3]	1.18	[4]	1.16		(0.48)	347		194
12-31-2005	11.53	(0.07)[1]	0.31	0.24	—	—	—	—	11.77	2.08	[3]	1.17	[4]	1.14		(0.59)	403		54
12-31-2004	11.43	(0.03)[1]	0.13	0.10	—	—	—	—	11.53	0.87	[3]	1.16	[4]	1.13		(0.28)	490		55
12-31-2003	7.60	(0.07)[1]	3.90	3.83	—	—	—	—	11.43	50.39	[3]	1.19	[4,70]	1.16	[70]	(0.79)	558		56	[10]

Series II
12-31-2007	12.35	(0.08)[1]	2.46	2.38	—	—	—	—	14.73	19.27	[3,17]	1.39	[4]	1.36		(0.60)	70		128
12-31-2006	11.72	(0.08)[1]	0.71	0.63	—	—	—	—	12.35	5.38	[3]	1.39	[4]	1.36		(0.68)	61		194
12-31-2005	11.51	(0.09)[1]	0.30	0.21	—	—	—	—	11.72	1.82	[3]	1.37	[4]	1.34		(0.79)	62		54
12-31-2004	11.42	(0.05)[1]	0.14	0.09	—	—	—	—	11.51	0.79	[3]	1.36	[4]	1.33		(0.42)	71		55
12-31-2003	7.59	(0.10)[1]	3.93	3.83	—	—	—	—	11.42	50.46	[3]	1.39	[4,70]	1.36	[70]	(0.99)	66		56	[10]

Series NAV
12-31-2007	12.44	(0.05)[1]	2.49	2.44	—	—	—	—	14.88	19.61	[3,17]	1.14	[4]	1.11		(0.34)	4		128
12-31-2006	11.78	(0.04)[1]	0.70	0.66	—	—	—	—	12.44	5.60	[3]	1.15	[4]	1.12		(0.51)	1		194
12-31-2005[18]	10.45	(0.05)[1]	1.38	1.33	—	—	—	—	11.78	12.73	[3,6]	1.13	[4,7]	1.10	[7]	(0.58)[7]	—	[19]	54

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																	Ratio
																	of net
														Ratio		Ratio	investment
	Net asset	Net		Net realized							Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net		From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized		capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain		paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Short Term Bond
Series NAV
12-31-2007	10.08	0.45	[1]	(0.12)	0.33	(0.93)	—		(.04)	(0.97)	9.44	3.35	[2,3]	0.60	[4]	0.60	4.55	244	60
12-31-2006	9.98	0.41	[1]	0.03	0.44	(0.34)	—		—	(0.34)	10.08	4.55	[2,3,8]	0.62	[4]	0.62	4.15	297	99
12-31-2005[71]	9.93	0.31	[1]	(0.11)	0.20	(0.15)	—		—	(0.15)	9.98	2.07	[2]	0.72		0.72	3.08	207	36
12-31-2004[11]	10.13	0.30		(0.15)	0.15	(0.30)	—		(0.05)	(0.35)	9.93	1.42	[2]	0.69		0.69	2.96	253	39
12-31-2003[11,12]	10.23	0.37		(0.10)	0.27	(0.35)	—	[20]	(0.02)	(0.37)	10.13	2.76	[2]	0.67		0.67	3.68	260	59

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of		Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period		turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)		(%)
Small Cap
Series I
12-31-2007	14.13	(0.01)[1]	0.10	0.09	—	(2.61)	—	(2.61)	11.61	0.65	[2,3]	0.99	[4]	0.98		(0.10)	—	[19]	131
12-31-2006	14.30	(0.05)[1]	1.12	1.07	—	(1.24)	—	(1.24)	14.13	7.56	[2,3]	0.96	[4]	0.96		(0.33)	1		65
12-31-2005[32]	12.50	(0.06)[1]	1.86	1.80	—	—	—	—	14.30	14.40	[6]	0.97	[7]	0.97	[7]	(0.58)[7]	1		129	[6]

Series II
12-31-2007	14.11	(0.04)[1]	0.08	0.04	—	(2.61)	—	(2.61)	11.54	0.29	[2,3]	1.17	[4]	1.17		(0.24)	1		131
12-31-2006	14.30	(0.07)[1]	1.12	1.05	—	(1.24)	—	(1.24)	14.11	7.41	[2,3]	1.14	[4]	1.14		(0.54)	1		65
12-31-2005[32]	12.50	(0.07)[1]	1.87	1.80	—	—	—	—	14.30	14.40	[6]	1.18	[7]	1.18	[7]	(0.76)[7]	1		129	[6]

Series NAV
12-31-2007	14.15	— [1,20]	0.08	0.08	—	(2.61)	—	(2.61)	11.62	0.57	[2,3]	0.91	[4]	0.91		0.01	154		131
12-31-2006	14.31	(0.04)[1]	1.12	1.08	—	(1.24)	—	(1.24)	14.15	7.63	[2,3]	0.89	[4]	0.89		(0.30)	230		65
12-31-2005[32]	12.50	(0.05)[1]	1.86	1.81	—	—	—	—	14.31	14.48	[6]	0.92	[7]	0.92	[7]	(0.49)[7]	146		129	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Small Cap Growth
Series I
12-31-2007	11.53	(0.02)[1]	1.46	1.44	—	(2.64)	—	(2.64)	10.33	13.99	[3,2,17]	1.18	[4]	1.17		(0.20)	29	104
12-31-2006	10.16	(0.08)[1]	1.45	1.37	—	—	—	—	11.53	13.48	[3,8]	1.22	[4]	1.22		(0.73)	23	162
12-31-2005[15]	8.06	(0.06)[1]	2.38	2.32	—	(0.22)	—	(0.22)	10.16	29.00	[6,2]	1.23	[7]	1.23	[7]	(0.90)[7]	1	140

Series II
12-31-2007	11.48	(0.05)[1]	1.46	1.41	—	(2.64)	—	(2.64)	10.25	13.77	[3,2,17]	1.38	[4]	1.37		(0.41)	40	104
12-31-2006	10.14	(0.10)[1]	1.44	1.34	—	—	—	—	11.48	13.21	[3,8]	1.40	[4]	1.40		(0.95)	31	162
12-31-2005[15]	8.06	(0.07)[1]	2.37	2.30	—	(0.22)	—	(0.22)	10.14	28.75	[2,6]	1.41	[7]	1.41	[7]	(1.07)[7]	19	140

Series NAV
12-31-2007	11.54	(0.02)[1]	1.46	1.44	—	(2.64)	—	(2.64)	10.34	13.98	[3,2,17]	1.13	[4]	1.12		(0.16)	245	104
12-31-2006	10.17	(0.08)[1]	1.45	1.37	—	—	—	—	11.54	13.47	[3,8]	1.15	[4]	1.14		(0.70)	241	162
12-31-2005[72]	8.87	(0.08)[1]	1.60	1.52	—	(0.22)	—	(0.22)	10.17	17.34	[2]	1.13		1.13		(0.84)	253	140
12-31-2004[11]	8.10	— [20]	0.77	0.77	—	—	—	—	8.87	9.45	[3]	1.35	[4]	1.14		(0.71)	228	160	[10]
12-31-2003[12,11]	6.30	(0.03)	3.07	3.04	—	—	(1.24)	(1.24)	8.10	48.83	[2,3]	1.21	[4]	1.11		(0.59)	87	235

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Small Cap Index
Series I
12-31-2007	16.97	0.18	[1]	(0.49)	(0.31)	(0.28)	(2.19)	—	(2.47)	14.19	(2.16)[2,3]		0.56	[4]	0.56		1.07		209	15
12-31-2006	14.89	0.16	[1]	2.43	2.59	(0.08)	(0.43)	—	(0.51)	16.97	17.61	[2,3,8]	0.57	[4]	0.57		1.00		239	27
12-31-2005	14.97	0.11	[1]	0.41	0.52	(0.08)	(0.52)	—	(0.60)	14.89	3.89	[2]	0.57		0.57		0.76		189	29
12-31-2004	12.80	0.09	[1]	2.12	2.21	(0.04)	—	—	(0.04)	14.97	17.33	[2]	0.57		0.57		0.69		179	26
12-31-2003	8.78	0.06	[1]	3.96	4.02	—	—	—	—	12.80	45.79		0.58		0.58		0.61		137	36

Series II
12-31-2007	16.89	0.15	[1]	(0.49)	(0.34)	(0.22)	(2.19)	—	(2.41)	14.14	(2.35)[2,3]		0.76	[4]	0.76		0.95		108	15
12-31-2006	14.83	0.12	[1]	2.42	2.54	(0.05)	(0.43)	—	(0.48)	16.89	17.35	[2,3,8]	0.77	[4]	0.77		0.78		51	27
12-31-2005	14.91	0.08	[1]	0.41	0.49	(0.05)	(0.52)	—	(0.57)	14.83	3.70	[2]	0.77		0.77		0.55		52	29
12-31-2004	12.76	0.07	[1]	2.11	2.18	(0.03)	—	—	(0.03)	14.91	17.13	[2]	0.77		0.77		0.49		54	26
12-31-2003	8.78	0.04	[1]	3.94	3.98	—	—	—	—	12.76	45.33		0.78		0.78		0.39		38	36

Series NAV
12-31-2007	16.98	0.17	[1]	(0.46)	(0.29)	(0.30)	(2.19)	—	(2.49)	14.20	(2.07)[2,3]		0.51	[4]	0.51		1.03		84	15
12-31-2006	14.90	0.17	[1]	2.43	2.60	(0.09)	(0.43)	—	(0.52)	16.98	17.64	[2,3,8]	0.52	[4]	0.52		1.07		179	27
12-31-2005[18]	12.77	0.09	[1]	2.04	2.13	—	—	—	—	14.90	16.68	[6]	0.53	[7]	0.53	[7]	0.92	[7]	93	29

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Small Cap Intrinsic Value
Series NAV
12-31-2007[62]	12.50	0.04	[1]	(0.77)	(0.73)	(0.02)	(0.20)	—	(0.22)	11.55	(5.80)[3,6]	0.98	[4,7]	0.98	[7]	0.48	[7]	154	21	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Small Cap Opportunities
Series I
12-31-2007	24.40	0.30	[1]	(2.11)	(1.81)	(0.46)	(1.48)	—	(1.94)	20.65	(7.66)[17,2,3]		1.08	[4]	1.08		1.23		73	41
12-31-2006	22.82	0.29	[1]	2.09	2.38	(0.17)	(0.63)	—	(0.80)	24.40	10.45	[2,3]	1.07	[4]	1.07		1.23		110	36
12-31-2005	21.62	0.17	[1]	1.45	1.62	—	(0.42)	—	(0.42)	22.82	7.77	[2]	1.12		1.12		0.76		124	113	[10]
12-31-2004	17.50	0.16	[1]	4.28	4.44	(0.02)	(0.30)	—	(0.32)	21.62	25.78	[2]	1.13		1.13		0.88		95	40
12-31-2003[36]	12.50	0.10	[1]	4.90	5.00	—	—	—	—	17.50	40.00	[6]	1.23	[7]	1.23	[7]	0.33	[7]	36	17	[6]

Series II
12-31-2007	24.26	0.25	[1]	(2.09)	(1.84)	(0.37)	(1.48)	—	(1.85)	20.57	(7.80)[17,2,3]		1.28	[4]	1.28		1.05		54	41
12-31-2006	22.71	0.24	[1]	2.07	2.31	(0.13)	(0.63)	—	(0.76)	24.26	10.19	[2,3]	1.27	[4]	1.27		1.03		76	36
12-31-2005	21.55	0.11	[1]	1.47	1.58	—	(0.42)	—	(0.42)	22.71	7.61	[2]	1.32		1.32		0.49		83	113	[10]
12-31-2004	17.48	0.15	[1]	4.24	4.39	(0.02)	(0.30)	—	(0.32)	21.55	25.48	[2]	1.33		1.33		0.81		127	40
12-31-2003[36]	12.50	0.02	[1]	4.96	4.98	—	—	—	—	17.48	39.84	[6]	1.43	[7]	1.43	[7]	0.23	[7]	33	17	[6]

Series NAV
12-31-2007	24.28	0.32	[1]	(2.11)	(1.79)	(0.48)	(1.48)	—	(1.96)	20.53	(7.61)[2,17,3]		1.03	[4]	1.03		1.34		243	41
12-31-2006	22.72	0.32	[1]	2.05	2.37	(0.18)	(0.63)	—	(0.81)	24.28	10.47	[2,3]	1.02	[4]	1.02		1.39		272	36
12-31-2005[36]	21.40	0.18	[1]	1.67	1.85	(0.11)	(0.42)	—	(0.53)	22.72	8.98	[2,6]	1.06	[7]	1.06	[7]	1.00	[7]	183	113	[10]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Small Cap Value
Series I
12-31-2007	20.58	0.18	[1]	(0.59)	(0.41)	(0.18)	(3.79)	—	(3.97)	16.20	(2.93)[2,3]		1.16	[4]	1.16		0.92		117	46	[10]
12-31-2006	20.94	0.17	[1]	3.36	3.53	(0.01)	(3.88)	—	(3.89)	20.58	19.26	[2,3,8]	1.19	[4]	1.19		0.88		74	49
12-31-2005[15]	18.45	0.04	[1]	2.68	2.72	—	(0.23)	—	(0.23)	20.94	14.78	[2,6]	1.18	[7]	1.18	[7]	0.27	[7]	1	68

Series II
12-31-2007	20.50	0.12	[1]	(0.56)	(0.44)	(0.11)	(3.79)	—	(3.90)	16.16	(3.08)[2,3]		1.36	[4]	1.36		0.63		69	46	[10]
12-31-2006	20.90	0.09	[1]	3.39	3.48	—	(3.88)	—	(3.88)	20.50	19.03	[2,3,8]	1.37	[4]	1.37		0.48		69	49
12-31-2005[15]	18.45	—	[1,20]	2.68	2.68	—	(0.23)	—	(0.23)	20.90	14.56	[2,6]	1.38	[7]	1.38	[7]	0.01	[7]	34	68

Series NAV
12-31-2007	20.57	0.17		(0.57)	(0.40)	(0.20)	(3.79)	—	(3.99)	16.18	(2.86)[2,3]		1.11	[4]	1.11		0.87		237	46	[10]
12-31-2006	20.94	0.13	[1]	3.40	3.53	(0.02)	(3.88)	—	(3.90)	20.57	19.32	[2,3,8]	1.11	[4]	1.11		0.67		278	49
12-31-2005[73]	19.42	0.05	[1]	1.73	1.78	(0.03)	(0.23)	—	(0.26)	20.94	9.21	[2]	1.10		1.10		0.25		265	68
12-31-2004[11]	16.56	0.19		3.99	4.18	—	(1.16)	(0.16)	(1.32)	19.42	25.45	[2,3]	1.06	[4]	1.05		1.11		247	33
12-31-2003[11]	12.55	0.09		4.66	4.75	—	(0.65)	(0.09)	(0.74)	16.56	37.97	[2,3]	1.06	[4]	1.05		0.67		190	30

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Small Company
Series I
12-31-2007	14.51	(0.06)[1]	(0.84)	(0.90)	—	(2.34)	—	(2.34)	11.27	(6.53)[2,3]		1.43	[4]	1.43		(0.41)	3	165
12-31-2006	15.76	(0.06)[1]	1.02	0.96	—	(2.21)	—	(2.21)	14.51	5.60	[2,3]	1.36	[4]	1.36		(0.40)	4	143
12-31-2005	15.22	(0.07)[1]	1.00	0.93	—	(0.39)	—	(0.39)	15.76	6.32	[2]	1.37		1.37		(0.49)	1	183
12-31-2004[33]	12.50	(0.04)[1]	2.76	2.72	—	—	—	—	15.22	21.76	[3,6]	1.67	[7,4]	1.59	[7]	(0.47)[7]	24	107	[6]

Series II
12-31-2007	14.42	(0.09)[1]	(0.83)	(0.92)	—	(2.34)	—	(2.34)	11.16	(6.72)[2,3]		1.63	[4]	1.63		(0.63)	5	165
12-31-2006	15.70	(0.11)[1]	1.04	0.93	—	(2.21)	—	(2.21)	14.42	5.41	[2,3]	1.56	[4]	1.56		(0.71)	8	143
12-31-2005	15.21	(0.09)[1]	0.97	0.88	—	(0.39)	—	(0.39)	15.70	5.99	[2]	1.61		1.61		(0.56)	26	183
12-31-2004[33]	12.50	(0.06)[1]	2.77	2.71	—	—	—	—	15.21	21.68	[3,6]	1.87	[7,4]	1.79	[7]	(0.68)[7]	32	107	[6]

Series NAV
12-31-2007	14.52	(0.06)[1]	(0.83)	(0.89)	—	(2.34)	—	(2.34)	11.29	(6.46)[2,3]		1.38	[4]	1.38		(0.38)	36	165
12-31-2006	15.76	(0.06)[1]	1.03	0.97	—	(2.21)	—	(2.21)	14.52	5.66	[2,3]	1.31	[4]	1.31		(0.38)	53	143
12-31-2005[33]	15.46	(0.03)[1]	0.72	0.69	—	(0.39)	—	(0.39)	15.76	4.67	[2,6]	1.34	[7]	1.34	[7]	(0.23)[7]	40	183

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Small Company Growth
Series NAV
12-31-2007	15.11	(0.09)[1]	1.64	1.55	—	(0.85)	—	(0.85)	15.81	10.34	[2,3]	1.08	[4]	1.08		(0.57)	268	37
12-31-2006	13.29	(0.10)[1]	1.94	1.84	—	(0.02)	—	(0.02)	15.11	13.83	[2,3]	1.11	[4]	1.11		(0.68)	106	49
12-31-2005[74]	12.50	(0.02)[1]	0.81	0.79	—	—	—	—	13.29	6.32	[6]	1.13	[7]	1.13	[7]	(0.76)[7]	58	7	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Small Company Value
Series I
12-31-2007	21.89	0.05	[1]	(0.23)	(0.18)	(0.03)	(3.44)	—	(3.47)	18.24	(1.20)[2,3,17]		1.11	[4]	1.06		0.23	200	18
12-31-2006	22.21	0.04	[1]	3.27	3.31	(0.02)	(3.61)	—	(3.63)	21.89	15.42	[2,3]	1.12	[4]	1.08		0.19	275	16
12-31-2005	21.18	0.03	[1]	1.40	1.43	(0.06)	(0.34)	—	(0.40)	22.21	6.93	[2,3]	1.12	[4]	1.10		0.13	291	12
12-31-2004	17.14	0.09	[1]	4.20	4.29	(0.03)	(0.22)	—	(0.25)	21.18	25.31	[2]	1.10		1.10		0.50	521	9
12-31-2003	12.90	0.04	[1]	4.28	4.32	(0.06)	(0.02)	—	(0.08)	17.14	33.66	[2]	1.11		1.11		0.26	386	14

Series II
12-31-2007	21.76	0.01	[1]	(0.22)	(0.21)	—	(3.44)	—	(3.44)	18.11	(1.35)[2,3,17]		1.31	[4]	1.26		0.03	145	18
12-31-2006	22.13	—	[1,20]	3.24	3.24	—	(3.61)	—	(3.61)	21.76	15.16	[2,3]	1.32	[4]	1.28		(0.01)	195	16
12-31-2005	21.10	(0.01)[1]		1.39	1.38	(0.01)	(0.34)	—	(0.35)	22.13	6.73	[2,3]	1.32	[4]	1.30		(0.03)	199	12
12-31-2004	17.10	0.06	[1]	4.18	4.24	(0.02)	(0.22)	—	(0.24)	21.10	25.06	[2]	1.30		1.30		0.32	278	9
12-31-2003	12.89	0.01	[1]	4.29	4.30	(0.07)	(0.02)	—	(0.09)	17.10	33.56	[2]	1.31		1.31		0.06	148	14

Series NAV
12-31-2007	21.86	0.07	[1]	(0.23)	(0.16)	(0.05)	(3.44)	—	(3.49)	18.21	(1.14)[2,17,3]		1.06	[4]	1.01		0.35	294	18
12-31-2006	22.18	0.06	[1]	3.26	3.32	(0.03)	(3.61)	—	(3.64)	21.86	15.50	[2,3]	1.06	[4]	1.03		0.26	234	16
12-31-2005[21]	21.03	0.06	[1]	1.52	1.58	(0.09)	(0.34)	—	(0.43)	22.18	7.72	[2,3,6]	1.06	[4,7]	1.04	[7]	0.33 [7]	148	12

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
Ratio
of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net		From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized		capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain		paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Spectrum Income
Series NAV
12-31-2007	13.63	0.61	[1]	0.17	0.78	(0.95)	(0.15)		—	(1.10)	13.31	5.88	[2,3]	0.88	[4]	0.86		4.48		1,083	83	[13]
12-31-2006	12.71	0.55	[1]	0.45	1.00	(0.08)	—	[20]	—	(0.08)	13.63	7.90	[2,3]	0.93	[4]	0.92		4.19		867	75
12-31-2005[74]	12.50	0.09	[1]	0.12	0.21	—	—		—	—	12.71	1.68	[3,6]	0.77	[4,7]	0.75	[7]	3.84	[7]	551	21	[6]

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations					Less distributions							Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from		From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment		investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations		income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)		($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Strategic Bond
Series I
12-31-2007	12.01	0.66	[1]	(0.66)	—	[20]	(1.10)	—	—	(1.10)	10.91	(0.07)[2,3]		0.79	[4]	0.79		5.71		147	83	[13]
12-31-2006	12.03	0.61	[1]	0.17	0.78		(0.80)	—	—	(0.80)	12.01	6.97	[2,3]	0.80	[4]	0.80		5.26		170	141
12-31-2005	12.05	0.52	[1]	(0.21)	0.31		(0.33)	—	—	(0.33)	12.03	2.70	[2]	0.81		0.81		4.35		188	59
12-31-2004	11.73	0.45	[1]	0.31	0.76		(0.44)	—	—	(0.44)	12.05	6.66	[2]	0.83		0.83		3.88		539	52
12-31-2003	10.89	0.56	[1]	0.82	1.38		(0.54)	—	—	(0.54)	11.73	13.11	[2]	0.86		0.86		4.96		456	80

Series II
12-31-2007	12.00	0.64	[1]	(0.67)	(0.03)		(1.06)	—	—	(1.06)	10.91	(0.35)[2,3]		0.99	[4]	0.99		5.51		99	83	[13]
12-31-2006	12.01	0.59	[1]	0.18	0.77		(0.78)	—	—	(0.78)	12.00	6.86	[2,3]	1.00	[4]	1.00		5.07		111	141
12-31-2005	11.98	0.49	[1]	(0.20)	0.29		(0.26)	—	—	(0.26)	12.01	2.44	[2]	1.01		1.01		4.09		114	59
12-31-2004	11.69	0.42	[1]	0.30	0.72		(0.43)	—	—	(0.43)	11.98	6.39	[2]	1.03		1.03		3.63		407	52
12-31-2003	10.88	0.51	[1]	0.85	1.36		(0.55)	—	—	(0.55)	11.69	12.93	[2]	1.06		1.06		4.56		151	80

Series NAV
12-31-2007	11.98	0.67	[1]	(0.66)	0.01		(1.11)	—	—	(1.11)	10.88	0.03	[2,3]	0.74	[4]	0.74		5.79		466	83	[13]
12-31-2006	12.00	0.61	[1]	0.18	0.79		(0.81)	—	—	(0.81)	11.98	7.05	[2,3]	0.75	[4]	0.75		5.24		335	141
12-31-2005[21]	12.11	0.46	[1]	(0.20)	0.26		(0.37)	—	—	(0.37)	12.00	2.25	[2,6]	0.74	[7]	0.74	[7]	4.55	[7]	401	59

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net		From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized		capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain		paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Strategic Income
Series I
12-31-2007	13.24	0.77	[1]	0.01	0.78	(0.29)	—		—	(0.29)	13.73	5.87	[2,3]	0.83	[4]	0.83		5.62		14		80	[13]
12-31-2006	13.15	0.59	[1]	(0.05)	0.54	(0.45)	—	[20]	—	(0.45)	13.24	4.13	[2,3]	0.90	[4]	0.90		4.42		10		125
12-31-2005	13.41	0.45	[1]	(0.17)	0.28	(0.51)	(0.03)		—	(0.54)	13.15	2.13	[2]	1.07		1.07		3.30		11		33
12-31-2004[31]	12.50	0.25	[1]	0.87	1.12	(0.21)	—		—	(0.21)	13.41	8.93	[2,6]	1.24	[7]	1.24	[7]	2.95	[7]	6		24	[6]

Series II
12-31-2007	13.27	0.73	[1]	— [20]	0.73	(0.26)	—		—	(0.26)	13.74	5.54	[2,3]	1.03	[4]	1.03		5.37		17		80	[13]
12-31-2006	13.15	0.56	[1]	(0.05)	0.51	(0.39)	—	[20]	—	(0.39)	13.27	3.95	[2,3]	1.10	[4]	1.10		4.22		20		125
12-31-2005	13.41	0.42	[1]	(0.16)	0.26	(0.49)	(0.03)		—	(0.52)	13.15	1.92	[2]	1.27		1.27		3.09		22		33
12-31-2004[31]	12.50	0.23	[1]	0.88	1.11	(0.20)	—		—	(0.20)	13.41	8.87	[2,6]	1.44	[7]	1.44	[7]	2.67	[7]	13		24	[6]

Series NAV
12-31-2007	13.23	0.77	[1]	— [20]	0.77	(0.29)	—		—	(0.29)	13.71	5.84	[2,3]	0.78	[4]	0.78		5.65		463		80	[13]
12-31-2006	13.15	0.60	[1]	(0.06)	0.54	(0.46)	—	[20]	—	(0.46)	13.23	4.15	[2,3]	0.80	[4]	0.80		4.56		335		125
12-31-2005[31]	13.33	0.29	[1]	0.07	0.36	(0.51)	(0.03)		—	(0.54)	13.15	2.75	[2,6]	1.03	[7]	1.03	[7]	2.96	[7]	—	[19]	33

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Total Bond Market A
Series I
12-31-2007[75]	12.55	0.61	[1]	0.22	0.83	(0.53)	—	—	(0.53)	12.85	6.59	[2,3]	0.57	[4]	0.56		4.72		64	91
12-31-2006[76]	12.50	0.48	[1]	(0.02)[14]	0.46	(0.41)	—	—	(0.41)	12.55	3.65	[2,3,6]	0.60	[7,4]	0.59	[7]	4.28	[7]	53	66	[6]

Series II
12-31-2007[75,76]	12.79	0.37	[1]	0.23	0.60	(0.50)	—	—	(0.50)	12.89	4.71	[2,3,6]	0.76	[4,7]	0.76	[7]	4.34	[7]	1	91

Series NAV
12-31-2007[75]	12.57	0.61	[1]	0.22	0.83	(0.53)	—	—	(0.53)	12.87	6.63	[2,3]	0.52	[4]	0.51		4.76		102	91
12-31-2006[76]	12.50	0.52	[1]	(0.04)[14]	0.48	(0.41)	—	—	(0.41)	12.57	3.85	[2,3,6]	0.55	[7,4]	0.54	[7]	4.56	[7]	33	66	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																	Ratio
																	of net
														Ratio		Ratio	investment
	Net asset	Net		Net realized							Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From			value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital		Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in		distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)		($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Total Bond Market B
Series NAV
12-31-2007	10.17	0.51	[1]	0.18	0.69	(1.03)	—	—		(1.03)	9.83	7.13	[2,3]	0.53	[4]	0.25	5.13	169	38
12-31-2006	10.13	0.50	[1]	(0.11)	0.39	(0.35)	—	—		(0.35)	10.17	4.07	[2,3]	0.53	[4]	0.25	5.01	162	53
12-31-2005[77]	10.05	0.46	[1]	(0.22)	0.24	(0.16)	—	—		(0.16)	10.13	2.39	[2,3]	0.42	[4]	0.25	4.55	182	18
12-31-2004[11]	10.13	0.46		(0.06)	0.40	(0.46)	(0.02)	—	[20]	(0.48)	10.05	4.05	[2,3]	0.27	[4]	0.25	4.56	202	18
12-31-2003[12,11]	10.30	0.48		(0.12)	0.36	(0.45)	(0.05)	(0.03)		(0.53)	10.13	3.60	[2]	0.24		0.24	4.73	216	40

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Total Return
Series I
12-31-2007	13.83	0.64	[1]	0.51	1.15	(1.06)	—	—	(1.06)	13.92	8.57	[2,3]	0.81	[4,39,38]	0.81	[38,39]	4.67		339	196	[13]
12-31-2006	13.81	0.57	[1]	(0.08)	0.49	(0.47)	—	—	(0.47)	13.83	3.67	[2,3]	0.81	[4]	0.81		4.21		368	254
12-31-2005	14.17	0.44	[1]	(0.11)	0.33	(0.34)	(0.35)	—	(0.69)	13.81	2.40	[2]	0.82		0.82		3.18		438	409	[10]
12-31-2004[78]	14.21	0.27	[1]	0.40	0.67	(0.54)	(0.17)	—	(0.71)	14.17	4.96	[2]	0.80		0.80		1.93		903	251
12-31-2003[78]	14.43	0.35	[1]	0.35	0.70	(0.77)	(0.15)	—	(0.92)	14.21	5.02	[2]	0.82		0.82		2.48		1,036	285

Series II
12-31-2007	13.79	0.61	[1]	0.51	1.12	(1.01)	—	—	(1.01)	13.90	8.36	[2,3]	1.01	[4,39,38]	1.01	[38,39]	4.47		236	196	[13]
12-31-2006	13.78	0.54	[1]	(0.09)	0.45	(0.44)	—	—	(0.44)	13.79	3.42	[2,3]	1.01	[4]	1.01		4.01		248	254
12-31-2005	14.11	0.41	[1]	(0.10)	0.31	(0.29)	(0.35)	—	(0.64)	13.78	2.25	[2]	1.01		1.01		2.92		286	409	[10]
12-31-2004[78]	14.17	0.23	[1]	0.41	0.64	(0.53)	(0.17)	—	(0.70)	14.11	4.71	[2]	1.00		1.00		1.69		620	251
12-31-2003[78]	14.42	0.31	[1]	0.37	0.68	(0.78)	(0.15)	—	(0.93)	14.17	4.87	[2]	1.02		1.02		2.15		491	285

Series NAV
12-31-2007	13.80	0.64	[1]	0.51	1.15	(1.07)	—	—	(1.07)	13.88	8.61	[2,3]	0.76	[4,39,38]	0.76	[38,39]	4.73		1,704	196	[13]
12-31-2006	13.79	0.58	[1]	(0.09)	0.49	(0.48)	—	—	(0.48)	13.80	3.66	[2,3]	0.76	[4]	0.76		4.27		1,319	254
12-31-2005[21]	14.16	0.43	[1]	(0.08)	0.35	(0.37)	(0.35)	—	(0.72)	13.79	2.56	[2,6]	0.76	[7]	0.76	[7]	3.71	[7]	834	409	[10]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Total Stock Market Index
Series I
12-31-2007	13.13	0.18	[1]	0.49	0.67	(0.30)	(0.52)	—	(0.82)	12.98	5.18	[2,3]	0.57	[4]	0.56		1.33		263	11
12-31-2006	11.56	0.16	[1]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.13	15.29	[2,3,8]	0.57	[4]	0.57		1.30		238	2
12-31-2005	11.06	0.13	[1]	0.49	0.62	(0.12)	—	—	(0.12)	11.56	5.69	[2]	0.57		0.57		1.20		200	21
12-31-2004	9.96	0.13	[1]	1.03	1.16	(0.06)	—	—	(0.06)	11.06	11.74	[2]	0.57		0.57		1.30		175	5
12-31-2003	7.63	0.09	[1]	2.24	2.33	—	—	—	—	9.96	30.54		0.58		0.58		1.05		134	6

Series II
12-31-2007	13.07	0.16	[1]	0.48	0.64	(0.25)	(0.52)	—	(0.77)	12.94	4.99	[2,3]	0.77	[4]	0.76		1.15		86	11
12-31-2006	11.51	0.13	[1]	1.59	1.72	(0.10)	(0.06)	—	(0.16)	13.07	15.09	[2,3,8]	0.77	[4]	0.77		1.09		37	2
12-31-2005	11.02	0.11	[1]	0.48	0.59	(0.10)	—	—	(0.10)	11.51	5.41	[2]	0.77		0.77		0.99		38	21
12-31-2004	9.93	0.11	[1]	1.04	1.15	(0.06)	—	—	(0.06)	11.02	11.60	[2]	0.77		0.77		1.08		37	5
12-31-2003	7.62	0.07	[1]	2.24	2.31	—	—	—	—	9.93	30.31		0.78		0.78		0.86		30	6

Series NAV
12-31-2007	13.14	0.19	[1]	0.48	0.67	(0.31)	(0.52)	—	(0.83)	12.98	5.19	[2,3]	0.52	[4]	0.51		1.37		137	11
12-31-2006	11.57	0.16	[1]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.14	15.33	[2,3,8]	0.52	[4]	0.52		1.34		160	2
12-31-2005[18]	10.41	0.10	[1]	1.06	1.16	—	—	—	—	11.57	11.14	[6]	0.52	[7]	0.52	[7]	1.30	[7]	170	21

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations					Less distributions							Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized		Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on		investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments		operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)		($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
U.S. Core
Series I
12-31-2007	21.64	0.26	[1]	0.01		0.27	(0.49)	(2.01)	—	(2.50)	19.41	1.27	[2,3,17]	0.86	[4]	0.85		1.18		709	70
12-31-2006	22.71	0.22	[1]	1.65		1.87	(0.28)	(2.66)	—	(2.94)	21.64	9.17	[2,3]	0.87	[4]	0.87		1.04		927	71
12-31-2005	23.07	0.23	[1]	0.20		0.43	(0.31)	(0.48)	—	(0.79)	22.71	2.03	[2]	0.78		0.78		1.04		1,095	135
12-31-2004	21.79	0.27	[1]	1.19		1.46	(0.18)	—	—	(0.18)	23.07	6.77	[2]	0.74		0.74		1.22		1,359	43
12-31-2003	17.40	0.17	[1]	4.41		4.58	(0.19)	—	—	(0.19)	21.79	26.45	[2]	0.75		0.75		0.92		1,553	39

Series II
12-31-2007	21.53	0.21	[1]	—	[20]	0.21	(0.41)	(2.01)	—	(2.42)	19.32	0.99	[2,3,17]	1.06	[4]	1.05		0.99		71	70
12-31-2006	22.60	0.18	[1]	1.64		1.82	(0.23)	(2.66)	—	(2.89)	21.53	8.99	[2,3]	1.07	[4]	1.07		0.84		90	71
12-31-2005	22.96	0.19	[1]	0.20		0.39	(0.27)	(0.48)	—	(0.75)	22.60	1.84	[2]	0.98		0.98		0.84		105	135
12-31-2004	21.72	0.23	[1]	1.18		1.41	(0.17)	—	—	(0.17)	22.96	6.55	[2]	0.94		0.94		1.04		120	43
12-31-2003	17.39	0.13	[1]	4.41		4.54	(0.21)	—	—	(0.21)	21.72	26.41	[2]	0.95		0.95		0.69		115	39

Series NAV
12-31-2007	21.66	0.27	[1]	0.01		0.28	(0.51)	(2.01)	—	(2.52)	19.42	1.31	[2,3,17]	0.81	[4]	0.80		1.23		3	70
12-31-2006	22.71	0.23	[1]	1.65		1.88	(0.27)	(2.66)	—	(2.93)	21.66	9.26	[2,3]	0.82	[4]	0.82		1.08		1	71
12-31-2005[18]	21.51	0.21	[1]	0.99		1.20	—	—	—	—	22.71	5.58	[6]	0.79	[7]	0.79	[7]	1.39	[7]	1	135

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
U.S. Global Leaders Growth
Series I
12-31-2007	13.15	0.08	[1]	0.39	0.47	(0.17)	—	—	(0.17)	13.45	3.63	[2,3,17]	0.77	[4]	0.77		0.63		29	46
12-31-2006	13.04	0.07	[1]	0.16	0.23	—	(0.12)	—	(0.12)	13.15	1.81	[2,3]	0.77	[4]	0.77		0.55		36	20
12-31-2005	13.17	0.03	[1]	0.09	0.12	(0.02)	(0.23)	—	(0.25)	13.04	0.87	[2]	0.81		0.81		0.24		43	154	[10]
12-31-2004[33]	12.50	0.07	[1]	0.66	0.73	(0.06)	—	—	(0.06)	13.17	5.82	[2,3,6]	1.49	[4,7]	1.26	[7]	0.82	[7]	3	7	[6]

Series II
12-31-2007	13.12	0.06	[1]	0.40	0.46	(0.13)	—	—	(0.13)	13.45	3.49	[2,3,17]	0.97	[4]	0.97		0.43		23	46
12-31-2006	13.04	0.04	[1]	0.16	0.20	—	(0.12)	—	(0.12)	13.12	1.57	[2,3]	0.97	[4]	0.97		0.35		30	20
12-31-2005	13.16	0.01	[1]	0.10	0.11	—	(0.23)	—	(0.23)	13.04	0.78	[2]	1.02		1.02		0.06		37	154	[10]
12-31-2004[33]	12.50	0.07	[1]	0.64	0.71	(0.05)	—	—	(0.05)	13.16	5.68	[2,3,6]	1.69	[4,7]	1.46	[7]	0.89	[7]	7	7	[6]

Series NAV
12-31-2007	13.16	0.09	[1]	0.40	0.49	(0.19)	—	—	(0.19)	13.46	3.72	[2,3,17]	0.72	[4]	0.72		0.66		372	46
12-31-2006	13.05	0.08	[1]	0.15	0.23	— [20]	(0.12)	—	(0.12)	13.16	1.81	[2,3]	0.72	[4]	0.72		0.60		584	20
12-31-2005[33]	12.79	0.03	[1]	0.49	0.52	(0.03)	(0.23)	—	(0.26)	13.05	4.00	[2,6]	0.76	[7]	0.76	[7]	0.31	[7]	346	154	[10]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
U.S. Government Securities
Series I
12-31-2007	13.53	0.59	[1]	(0.17)	0.42	(1.12)	—	—	(1.12)	12.83	3.15	[2,3]	0.73	[4]	0.73		4.47		163	108	[13]
12-31-2006	13.64	0.56	[1]	0.01 [14]	0.57	(0.68)	—	—	(0.68)	13.53	4.39	[2,3]	0.75	[4]	0.75		4.20		181	57
12-31-2005	13.93	0.37	[1]	(0.16)	0.21	(0.24)	(0.26)	—	(0.50)	13.64	1.58	[2]	0.74		0.74		2.74		218	26
12-31-2004	14.01	0.24	[1]	0.15	0.39	(0.28)	(0.19)	—	(0.47)	13.93	2.89	[2]	0.74		0.74		1.76		471	77
12-31-2003	14.22	0.21	[1]	0.03	0.24	(0.45)	—	—	(0.45)	14.01	1.73	[2]	0.73		0.73		1.52		525	97

Series II
12-31-2007	13.52	0.57	[1]	(0.18)	0.39	(1.07)	—	—	(1.07)	12.84	2.93	[2,3]	0.93	[4]	0.93		4.26		81	108	[13]
12-31-2006	13.63	0.53	[1]	0.01 [14]	0.54	(0.65)	—	—	(0.65)	13.52	4.19	[2,3]	0.95	[4]	0.95		4.00		85	57
12-31-2005	13.88	0.35	[1]	(0.15)	0.20	(0.19)	(0.26)	—	(0.45)	13.63	1.45	[2]	0.94		0.94		2.53		103	26
12-31-2004	13.97	0.21	[1]	0.15	0.36	(0.26)	(0.19)	—	(0.45)	13.88	2.70	[2]	0.94		0.94		1.56		264	77
12-31-2003	14.21	0.18	[1]	0.04	0.22	(0.46)	—	—	(0.46)	13.97	1.59	[2]	0.93		0.93		1.28		208	97

Series NAV
12-31-2007	13.49	0.60	[1]	(0.17)	0.43	(1.13)	—	—	(1.13)	12.79	3.25	[2,3]	0.68	[4]	0.68		4.50		102	108	[13]
12-31-2006	13.61	0.57	[1]	— [20,14]	0.57	(0.69)	—	—	(0.69)	13.49	4.39	[2,3]	0.70	[4]	0.70		4.29		116	57
12-31-2005[21]	13.90	0.33	[1]	(0.08)	0.25	(0.28)	(0.26)	—	(0.54)	13.61	1.82	[2,6]	0.67	[7]	0.67	[7]	2.90	[7]	96	26

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
U.S. High Yield Bond
Series I
12-31-2007	13.52	0.96	[1]	(0.58)	0.38	(1.41)	—	—	(1.41)	12.49	2.87	[2,3]	0.83	[4]	0.82		7.27		1		84
12-31-2006	13.01	0.92	[1]	0.28	1.20	(0.69)	—	—	(0.69)	13.52	9.58	[3,2]	0.80	[4]	0.80		7.11		1		118
12-31-2005[32]	12.50	0.61	[1]	(0.10)	0.51	—	—	—	—	13.01	4.08	[6]	0.87	[7]	0.87	[7]	7.35	[7]	—	[19]	134	[6]

Series II
12-31-2007	13.52	0.94	[1]	(0.58)	0.36	(1.36)	—	—	(1.36)	12.52	2.69	[2,3]	1.03	[4]	1.02		7.07		2		84
12-31-2006	13.00	0.90	[1]	0.29	1.19	(0.67)	—	—	(0.67)	13.52	9.46	[3,2]	1.04	[4]	1.04		6.94		3		118
12-31-2005[32]	12.50	0.57	[1]	(0.07)	0.50	—	—	—	—	13.00	4.00	[6]	1.06	[7]	1.06	[7]	6.48	[7]	1		134	[6]

Series NAV
12-31-2007	13.53	0.97	[1]	(0.58)	0.39	(1.42)	—	—	(1.42)	12.50	2.92	[2,3]	0.78	[4]	0.77		7.33		443		84
12-31-2006	13.02	0.93	[1]	0.27	1.20	(0.69)	—	—	(0.69)	13.53	9.62	[3,2]	0.79	[4]	0.79		7.17		348		118
12-31-2005[32]	12.50	0.51	[1]	0.01	0.52	—	—	—	—	13.02	4.16	[6]	0.83	[7]	0.83	[7]	5.83	[7]	147		134	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
U.S. Large Cap
Series I
12-31-2007	16.23	0.13	[1]	(0.18)	(0.05)	(0.19)	—	—	(0.19)	15.99	(0.34)[2,3,17]		0.90	[4]	0.90		0.77		348	41
12-31-2006	14.75	0.10	[1]	1.47	1.57	(0.09)	—	—	(0.09)	16.23	10.66	[2,3]	0.91	[4]	0.91		0.65		443	29
12-31-2005	14.00	0.07	[1]	0.74	0.81	(0.06)	—	—	(0.06)	14.75	5.82	[2]	0.94		0.94		0.50		485	34
12-31-2004	12.84	0.07	[1]	1.13	1.20	(0.04)	—	—	(0.04)	14.00	9.39	[2]	0.93	[79]	0.93	[79]	0.53		639	46	[10]
12-31-2003	9.41	0.05	[1]	3.42	3.47	(0.04)	—	—	(0.04)	12.84	37.06	[2]	0.93		0.93		0.43		414	34

Series II
12-31-2007	16.16	0.09	[1]	(0.17)	(0.08)	(0.13)	—	—	(0.13)	15.95	(0.52)[2,3,17]		1.10	[4]	1.10		0.57		90	41
12-31-2006	14.70	0.07	[1]	1.45	1.52	(0.06)	—	—	(0.06)	16.16	10.36	[2,3]	1.11	[4]	1.11		0.45		114	29
12-31-2005	13.92	0.05	[1]	0.75	0.80	(0.02)	—	—	(0.02)	14.70	5.73	[2]	1.14		1.14		0.34		129	34
12-31-2004	12.79	0.04	[1]	1.12	1.16	(0.03)	—	—	(0.03)	13.92	9.11	[2]	1.13	[79]	1.13	[79]	0.34		240	46	[10]
12-31-2003	9.41	0.02	[1]	3.41	3.43	(0.05)	—	—	(0.05)	12.79	36.68	[2]	1.13		1.13		0.21		143	34

Series NAV
12-31-2007	16.20	0.14	[1]	(0.18)	(0.04)	(0.20)	—	—	(0.20)	15.96	(0.26)[2,3,17]		0.85	[4]	0.85		0.83		516	41
12-31-2006	14.74	0.12	[1]	1.45	1.57	(0.11)	—	—	(0.11)	16.20	10.68	[2,3]	0.87	[4]	0.87		0.77		402	29
12-31-2005[21]	13.89	0.02	[1]	0.91	0.93	(0.08)	—	—	(0.08)	14.74	6.76	[2,6]	0.79	[7]	0.79	[7]	0.21	[7]	2	34

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
U.S. Multi Sector
Series NAV
12-31-2007	14.00	0.18	[1]	0.15	0.33	(0.23)	(0.72)	—	(0.95)	13.38	2.38	[2,3]	0.80	[4]	0.79		1.24		1,702	65
12-31-2006	13.05	0.14	[1]	0.86	1.00	(0.02)	(0.03)	—	(0.05)	14.00	7.63	[2,3]	0.81	[4]	0.81		1.06		1,408	61
12-31-2005[74]	12.50	0.02	[1]	0.53	0.55	—	—	—	—	13.05	4.40	[6]	0.77	[7]	0.77	[7]	0.84	[7]	855	5	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Utilities
Series I
12-31-2007	14.66	0.32	[1]	3.44	3.76	(0.31)	(3.77)	—	(4.08)	14.34	27.40	[2,17]	1.02		1.01		2.07		188	92
12-31-2006	13.18	0.29	[1]	3.25	3.54	(0.33)	(1.73)	—	(2.06)	14.66	31.00	[2,3]	1.00	[4]	1.00		2.24		134	98
12-31-2005	12.08	0.20	[1]	1.72	1.92	(0.06)	(0.76)	—	(0.82)	13.18	16.82	[2]	1.09		1.09		1.62		89	100
12-31-2004	9.43	0.19	[1]	2.56	2.75	(0.10)	—	—	(0.10)	12.08	29.42	[2]	1.15		1.15		1.87		60	106
12-31-2003	7.11	0.13	[1]	2.29	2.42	(0.10)	—	—	(0.10)	9.43	34.53	[2]	1.31		1.31		1.64		34	131

Series II
12-31-2007	14.56	0.29	[1]	3.41	3.70	(0.26)	(3.77)	—	(4.03)	14.23	27.10	[2,17]	1.21		1.21		1.86		74	92
12-31-2006	13.10	0.27	[1]	3.23	3.50	(0.31)	(1.73)	—	(2.04)	14.56	30.77	[2,3]	1.20	[4]	1.20		2.08		66	98
12-31-2005	12.02	0.18	[1]	1.70	1.88	(0.04)	(0.76)	—	(0.80)	13.10	16.56	[2]	1.29		1.29		1.43		54	100
12-31-2004	9.39	0.17	[1]	2.55	2.72	(0.09)	—	—	(0.09)	12.02	29.23	[2]	1.35		1.35		1.68		38	106
12-31-2003	7.10	0.11	[1]	2.29	2.40	(0.11)	—	—	(0.11)	9.39	34.25	[2]	1.51		1.51		1.36		20	131

Series NAV
12-31-2007	14.65	0.32	[1]	3.45	3.77	(0.33)	(3.77)	—	(4.10)	14.32	27.43	[2,17]	0.97		0.96		2.04		25	92
12-31-2006	13.17	0.30	[1]	3.25	3.55	(0.34)	(1.73)	—	(2.07)	14.65	31.07	[2,3]	0.95	[4]	0.95		2.29		7	98
12-31-2005[18]	11.34	0.13	[1]	1.70	1.83	—	—	—	—	13.17	16.14	[6]	1.04	[7]	1.04	[7]	1.34	[7]	3	100

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Value
Series I
12-31-2007	22.72	0.18	[1]	1.54	1.72	(0.32)	(6.76)	—	(7.08)	17.36	8.22	[2,3,17]	0.83	[4]	0.83		0.80		273	73
12-31-2006	21.89	0.18	[1]	3.95	4.13	(0.09)	(3.21)	—	(3.30)	22.72	21.05	[2,3]	0.83	[4]	0.83		0.83		290	65
12-31-2005	19.57	0.08	[1]	2.36	2.44	(0.12)	—	—	(0.12)	21.89	12.56	[2]	0.86		0.86		0.39		263	67
12-31-2004	17.09	0.10	[1]	2.48	2.58	(0.10)	—	—	(0.10)	19.57	15.18	[2]	0.85		0.85		0.58		307	80
12-31-2003	12.49	0.10	[1]	4.67	4.77	(0.17)	—	—	(0.17)	17.09	38.76	[2]	0.87		0.87		0.71		272	186

Series II
12-31-2007	22.62	0.13	[1]	1.54	1.67	(0.24)	(6.76)	—	(7.00)	17.29	8.00	[2,3,17]	1.03	[4]	1.03		0.60		56	73
12-31-2006	21.81	0.13	[1]	3.94	4.07	(0.05)	(3.21)	—	(3.26)	22.62	20.80	[2,3]	1.03	[4]	1.03		0.64		59	65
12-31-2005	19.50	0.04	[1]	2.36	2.40	(0.09)	—	—	(0.09)	21.81	12.35	[2]	1.06		1.06		0.20		46	67
12-31-2004	17.04	0.07	[1]	2.48	2.55	(0.09)	—	—	(0.09)	19.50	15.04	[2]	1.05		1.05		0.40		49	80
12-31-2003	12.48	0.06	[1]	4.68	4.74	(0.18)	—	—	(0.18)	17.04	38.60	[2]	1.07		1.07		0.44		29	186

Series NAV
12-31-2007	22.72	0.19	[1]	1.54	1.73	(0.34)	(6.76)	—	(7.10)	17.35	8.26	[2,3,17]	0.78	[4]	0.78		0.86		11	73
12-31-2006	21.90	0.19	[1]	3.94	4.13	(0.10)	(3.21)	—	(3.31)	22.72	21.03	[2,3]	0.78	[4]	0.78		0.90		4	65
12-31-2005[18]	18.90	0.11	[1]	2.89	3.00	—	—	—	—	21.90	15.87	[6]	0.82	[7]	0.82	[7]	0.77	[7]	1	67

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Value & Restructuring
Series NAV
12-31-2007	15.14	0.23	[1]	1.36	1.59	(0.32)	(0.28)	—	(0.60)	16.13	10.56	[2,3]	0.86	[4]	0.85		1.40	[43]	444	22
12-31-2006	13.31	0.17	[1]	1.74	1.91	(0.04)	(0.04)	—	(0.08)	15.14	14.43	[3,2]	0.89	[4]	0.89		1.21		337	14
12-31-2005[74]	12.50	0.04	[1]	0.77	0.81	—	—	—	—	13.31	6.48	[6]	0.91	[7]	0.91	[7]	1.80	[7]	153	4	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Vista
Series NAV
12-31-2007	14.26	(0.08)[1]	5.54	5.46	—	(1.91)	—	(1.91)	17.81	38.36	[2,3]	0.96	[4]	0.96		(0.49)[34]	158	121
12-31-2006	13.12	(0.04)[1]	1.18	1.14	—	—	—	—	14.26	8.69	[3]	1.02	[4]	1.02		(0.30)	120	219
12-31-2005[74]	12.50	(0.01)[1]	0.63	0.62	—	—	—	—	13.12	4.96	[6]	1.00	[7]	1.00	[7]	(0.30)[7]	69	32	[6]

1
Based on the average of the shares outstanding.
2
Assumes dividend reinvestment.
3
Total returns would have been lower had certain expenses not been reduced during the periods shown.
4
Does not take into consideration expense reductions during the periods shown.
5
Series NAV shares began operations on 10-27-05.
6
Not annualized.
7
Annualized.
8
John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.
9
Effective 4-29-05, shareholders of the former John Hancock Variable Series  l (“VST”) Equity Index Fund Series I became owners of an equal number of full and fractional Series NAV shares of the 500 Index B. Additionally, the accounting and performance history of the former VST Equity Index Fund Series I was redesignated as that of Series NAV shares of 500 Index B.
10
Excludes merger activity.
11
Audited by previous Independent Registered Public Accounting Firm.
12
Certain amounts have been reclassified to permit comparison.
13
The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows:

Portfolio	12/31/2007

Active Bond	284%
Core Bond	621%
Global Bond	877%
High Yield	75%
Real Return Bond	1017%
Spectrum Income	117%
Strategic Bond	463%
Strategic Income	86%
Total Return	286%
U.S. Government Securities	775%
14
The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investmentsfor the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
15
Series I and Series II shares began operations on 4-29-05.
16
Effective 4-29-05, shareholders of the former John Hancock Variable Series  l (“VST”) Active Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Active Bond . Additionally, the accounting and performance history of the former VST Active Bond Fund Series NAV was redesignated as that of Series NAV shares of Active Bond .
17
Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total return excluding
	from payment from	payment from
	affiliate for the	affiliate for the
	year ended 12-31-2007	year ended 12-31-2007

All Cap Core Series I	$0.02	2.56%
All Cap Core Series II	0.02	2.31%
All Cap Core Series NAV	0.01	2.65%

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

	Impact on NAV per share		Total return excluding
	from payment from		payment from
	affiliate for the		affiliate for the
	year ended 12-31-2007		year ended 12-31-2007

All Cap Growth Series I	0.05		11.77%
All Cap Growth Series II	0.04		11.60%
All Cap Growth Series NAV	0.04		11.85%
All Cap Value Series I	0.01		8.20%
All Cap Value Series II	0.02		7.91%
All Cap Value Series NAV	0.01		8.54%
Blue Chip Growth Series I	0.01		12.70%
Blue Chip Growth Series II	0.00	[20]	12.51%
Blue Chip Growth Series NAV	0.01		12.76%
Capital Appreciation Series I	0.00	[20]	11.61%
Capital Appreciation Series II	0.00	[20]	11.36%
Capital Appreciation Series NAV	0.01		11.58%
Dynamic Growth Series I	0.01		9.11%
Dynamic Growth Series II	0.01		9.02%
Dynamic Growth Series NAV	0.00	[20]	9.44%
Emerging Growth Series I	0.01		3.88%
Emerging Growth Series II	0.00	[20]	3.74%
Emerging Growth Series NAV	0.00	[20]	4.01%
Emerging Small Company Series I	0.04		7.87%
Emerging Small Company Series II	0.04		7.66%
Emerging Small Company Series NAV	0.02		7.99%
Equity-Income Series I	0.00	[20]	3.35%
Equity-Income Series II	0.01		3.10%
Equity-Income Series NAV	0.00	[20]	3.39%
Financial Services Series I	0.00	[20]	–6.82%
Financial Services Series II	0.01		–6.99%
Financial Services Series NAV	0.00	[20]	–6.74%
Global Series I	0.03		1.11%
Global Series II	0.04		0.87%
Global Series NAV	0.00	[20]	1.32%
Global Allocation Series I	0.01		5.04%
Global Allocation Series II	0.01		4.78%
Global Allocation Series NAV	0.00	[20]	5.06%
Health Sciences Series I	0.01		17.60%
Health Sciences Series II	0.01		17.37%
Health Sciences Series NAV	0.00	[20]	17.73%
Income & Value Series I	0.01		1.02%
Income & Value Series II	0.01		0.81%
Income & Value Series NAV	0.01		1.03%
International Core Series I	0.01		11.42%
International Core Series II	0.00	[20]	11.54%
International Core Series NAV	0.01		11.46%
International Equity Index A Series I	0.00	[20]	15.37%
International Equity Index A Series II	0.00	[20]	15.11%
International Equity Index A Series NAV	0.01		15.38%
International Small Cap Series I	0.02		10.06%
International Small Cap Series II	0.01		9.84%
International Small Cap Series NAV	0.01		10.14%
International Value Series I	0.01		9.46%
International Value Series II	0.01		9.29%
International Value Series NAV	0.01		9.54%
Large Cap Series I	0.07		0.90%
Large Cap Series II	0.07		0.78%
Large Cap Series NAV	0.06		1.11%
Large Cap Value Series I	0.01		4.33%
Large Cap Value Series II	0.01		4.14%
Large Cap Value Series NAV	0.01		4.40%
Mid Cap Index Series I	0.01		7.57%
Mid Cap Index Series II	0.00	[20]	7.39%
Mid Cap Index Series NAV	0.00	[20]	7.61%
Mid Cap Stock Series I	0.01		23.49%
Mid Cap Stock Series II	0.01		23.27%
Mid Cap Stock Series NAV	0.01		23.51%
Mid Cap Value Series I	0.02		0.54%

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

	Impact on NAV per share		Total return excluding
	from payment from		payment from
	affiliate for the		affiliate for the
	year ended 12-31-2007		year ended 12-31-2007

Mid Cap Value Series II	0.01		0.43%
Mid Cap Value Series NAV	0.01		0.64%
Natural Resources Series I	0.00	[20]	40.68%
Natural Resources Series II	0.00	[20]	40.44%
Natural Resources Series NAV	0.00	[20]	40.81%
Optimized All Cap Series I	0.00	[20]	3.78%
Optimized All Cap Series II	0.00	[20]	3.57%
Optimized All Cap Series NAV	0.00	[20]	3.88%
Quantitative Mid Cap Series I	0.05		–2.65%
Quantitative Mid Cap Series II	0.05		–2.77%
Quantitative Mid Cap Series NAV	0.06		–2.42%
Science & Technology Series I	0.02		19.40%
Science & Technology Series II	0.01		19.19%
Science & Technology Series NAV	0.01		19.53%
Small Cap Growth Series I	0.00	[20]	13.99%
Small Cap Growth Series II	0.00	[20]	13.77%
Small Cap Growth Series NAV	0.00	[20]	13.98%
Small Cap Opportunities Series I	0.01		–7.70%
Small Cap Opportunities Series II	0.02		–7.89%
Small Cap Opportunities Series NAV	0.01		–7.65%
Small Company Value Series I	0.00	[20]	–1.20%
Small Company Value Series II	0.00	[20]	–1.35%
Small Company Value Series NAV	0.00	[20]	–1.14%
U.S. Core Series I	0.06		0.95%
U.S. Core Series II	0.05		0.73%
U.S. Core Series NAV	0.04		1.10%
U.S. Global Leaders Growth Series I	0.00	[20]	3.63%
U.S. Global Leaders Growth Series II	0.01		3.42%
U.S. Global Leaders Growth Series NAV	0.01		3.64%
U.S. Large Cap Series I	0.01		–0.40%
U.S. Large Cap Series II	0.01		–0.58%
U.S. Large Cap Series NAV	0.01		–0.32%
Utilities Series I	0.01		27.31%
Utilities Series II	0.00	[20]	27.10%
Utilities Series NAV	0.00	[20]	27.43%
Value Series I	0.03		8.03%
Value Series II	0.03		7.82%
Value Series NAV	0.02		8.14%
18
Series NAV shares began operations on 4-29-05.
19
Less than $500,000.
20
Less than $0.01 per share.
21
Series NAV shares began operations on 2-28-05.
22
Series II shares began operations on 5-1-07.
23
Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
24
Does not include expenses of the investment companies in which the Portfolio invests.
25
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.86% and 1.06% based on the mix of underlying funds held by the portfolio.
26
Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
27
Less than 1%.
28
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.33% and 0.89% based on the mix of underlying funds held by the portfolio.
29
Series I and Series II shares began operations on 11-2-05 and 7-29-05, respectively.
30
Series I, Series II and Series III shares began operations on 10-31-07.
31
Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 4-29-05, respectively.
32
Series I, Series II and Series NAV shares began operations on 4-29-05.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

33
Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
34
Effective December 14, 2007, the Subadviser changed to Wellington Management Company, LLP.
35
The ratios of net operating expenses excluding costs incurred in connection with the reorganization were 1.08% for Series I and 1.28% for Series II.
36
Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
37
Series I and Series NAV shares began operations on 5-1-07.
38
Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratio was less than 0.01%.
39
Includes interest expense on securities sold short. Excluding interest expense the expense ratios for the period ended would have been as follows:

	12/31/2007		12/31/2006
	Ratio of gross	Ratio of net	Ratio of gross	Ratio of net
	expenses to average	expenses to average	expenses to average	expenses to average
Portfolio	net assets	net assets	net assets	net assets

Global Bond
Series I	—	—	0.85%	0.85%
Series II	—	—	1.05%	1.05%
Series NAV	—	—	0.80%	0.80%
Real Return Bond
Series I	0.80%	0.79%	0.82%	0.82%
Series II	0.99%	0.99%	1.02%	1.02%
Series NAV	0.75%	0.74%	0.77%	0.77%
Total Return Series I	0.80%	0.80%	—	—
Series II	1.00%	1.00%	—	—
Series NAV	0.75%	0.75%	—	—
40
As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I and $0.05 for Series II, and the net investment income ratio by 0.51% for Series I and 0.68% for Series II for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of $0.05 for Series I and $0.06 for Series II, and to the net investment income ratio of 0.35% for Series I and 0.41% for Series II for the year ended 12-31-03.
41
Series NAV shares began operations on 4-28-06.
42
Effective 4-29-05, shareholders of the former VST Growth & Income Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Growth & Income II. Additionally, the accounting and performance history of the former VST Growth & Income Fund Series NAV was redesignated as that of Series NAV shares of Growth & Income II.
43
Net investment income/loss per share and ratio of net investment income/loss to average net assets reflects special dividend received by the Portfolio which amounted to the following amounts: :

			Percentage of
Portfolio	Series	Per share	average net assets

Health Sciences	I	$0.03	0.18%
Health Sciences	II	$0.03	0.18%
Health Sciences	NAV	$0.02	0.17%
Mid Cap Index	I	$0.04	0.21%
Mid Cap Index	II	$0.04	0.16%
Mid Cap Index	NAV	$0.05	0.25%
Mid Value	I	$0.11	0.81%
Mid Value	II	$0.13	0.98%
Mid Value	NAV	$0.13	0.99%
Value & Restructuring	NAV	$0.07	0.42%
Vista	NAV	$0.03	0.13%
44
Series II and Series NAV shares began operations on 5-1-07 and 4-28-06, respectively.
45
Series NAV shares began operations on 5-1-07.
46
The ratios of net operating expenses excluding costs incurred in connection with the reorganization were 0.87% and 1.07% for Series I and Series II.
47
Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
48
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.49% and 0.55% based on the mix of underlying funds held by the portfolio.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

49
Series II shares began operations on 2-10-06.
50
Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series I and Series II and by $0.01 per share for Series NAV and the total return by less than 0.01% for Series I and Series II and by 0.05% for Series NAV. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.38, $22.36 and $22.34and 15.37%, 15.11% and 15.38% for Series I, Series II and Series NAV, respectively. See Note 10.
51
Period from 4-30-05 to 12-31-05.
52
Period from 1-1-05 to 4-29-05.
53
Effective after the close of business on 4-29-05, International Equity Index, formerly a series of the John Hancock Variable Series  Reorganized into a separate portfolio of John Hancock : International Equity Index A. See Note 1.
54
Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-10-06, respectively.
55
John Hancock Life Insurance Company made a voluntary payment to the portfolio of $2,611,555. Excluding this payment, the total return would have been 26.63%. See Note 1.
56
The financial highlights for the year ended 12-31-2005 take into consideration the effect of the merger of the former VST International Equity Index Series NAV on 4-29-05.
57
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.34% and 1.38% based on the mix of underlying funds held by the portfolio.
58
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.49% and 1.12% based on the mix of underlying funds held by the portfolio.
59
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.63% and 1.06% based on the mix of underlying funds held by the portfolio.
60
Effective 4-29-05, shareholders of the former VST Managed Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Managed. Additionally, the accounting and performance history of the former VST Managed Fund Series NAV was redesignated as that of Series NAV shares of Managed.
61
Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series II and Series NAV and by $0.01 per share for Series I and the total return by less than 0.01% for Series II and Series NAV and by 0.05% for Series I. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.42, $17.36 and $17.42 and 7.57%, 7.39% and 7.61% for Series I, Series II and Series NAV, respectively. See Note 10.
62
Series I, Series II and Series NAV shares began operations on 5-1-07.
63
Less than 0.01%.
64
Effective 4-29-05, shareholders of the former VST Mid Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Mid Value. Additionally, the accounting and performance history of the former VST Mid Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Mid Value.
65
Certain amounts in 2002 and 2003 have been reclassified to permit comparison.
66
Effective 4-29-05, shareholders of the former VST Money Market Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Money Market B. Additionally, the accounting and performance history of the former VST Money Market Fund Series NAV was redesignated as that of Series NAV shares of Money Market B.
67
Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 4-29-05, respectively.
68
John Hancock Life Insurance Company made a voluntary payment to Series I, Series II and Series NAV of $14,372, $28,883 and $1,943,168, respectively. Excluding this payment, total returns would have been 19.39%, 19.14% and 19.44% for Series I, Series II and Series NAV, respectively. See Note 1.
69
Effective 4-29-05, shareholders of the former VST Overseas Equity B Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Overseas Equity. Additionally, the accounting and performance history of the former VST Overseas Equity B Fund Series NAV was redesignated as that of Series NAV shares of Overseas Equity.
70
The ratios of gross and net operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.18% and 1.15% for Series I and 1.38% and 1.35% for Series II, respectively.
71
Effective 4-29-05, shareholders of the former VST Short-Term Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Short-Term Bond . Additionally, the accounting and performance history of the former VST Short-Term Bond Fund Series NAV was redesignated as that of Series NAV shares of Short-Term Bond .
72
Effective 4-29-05, shareholders of the former VST Small Cap Emerging Growth Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Growth. Additionally, the accounting and performance history of the former VST Small Cap Emerging Growth Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Growth.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

73
Effective 4-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Small Cap Value . Additionally, the accounting and performance history of the former VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value .
74
Series NAV shares began operations on 10-24-05.
75
Prior to 11-9-07, the Portfolio was named Bond Index A.
76
Series I, Series II and Series NAV shares began operations on 2-10-06, 5-3-07 and 2-10-06, respectively.
77
Effective 4-29-05, shareholders of the former VST Bond Index Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Bond Index B. Additionally, the accounting and performance history of the former VST Bond Index Fund Series NAV was redesignated as that of Series NAV shares of Bond Index B.
78
As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than ($0.01) for Series I and Series II, and the net investment income ratio by less than (0.01%) for Series I and Series II for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of less than $0.01 for Series I and Series II, and to the net investment income ratio of less than 0.01% for Series I and Series II for the year ended 12-31-03.
79
The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.92% and 1.12% for Series I and Series II, respectively.

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the Funds. For certain Funds the advisory or management fee for the Fund is calculated by applying to the net assets of the Fund an annual fee rate, which is determined based on the application of the annual percentage rates for the Fund to the “Aggregate Net Assets” of the Fund. Aggregate Net Assets of a Fund include the net assets of the Fund and in most cases the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the Fund. If the Fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the Fund.

Fund	APR	Advisory Fee Breakpoint

500 Index Trust	0.470%	— first $500 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the 500 Index Fund, a series of JHF II)

500 Index Trust B	0.470%	— first $500 million; and
	0.460%	— excess over $500 million.

Absolute Return Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund and the Absolute Return Portfolio, a series of John Hancock Funds II, determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.06%	— first $500 million; and
	0.05%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Fund and the Absolute Return Portfolio, a series of John Hancock Funds II, determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.51%	— first $500 million; and
	0.50%	— excess over $500 million.

Active Bond Trust	0.600%	— at all asset levels

Fund	APR	Advisory Fee Breakpoint

All Cap Core Trust	0.800%	— first $500 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the All Cap Core Fund, a series of JHF II)

All Cap Growth Trust	0.850%	— first $500 million;
	0.825%	— next $500 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the All Cap Growth Fund, a series of JHF II)

All Cap Value Trust	0.850%	— first $250 million;
	0.800%	— next $250 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the All Cap Value Fund a series of JHF II)

American Fundamental Holdings Trust	0.05%	— first $500 million; and
	0.04%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the American Global Diversification Trust, each a series of JHT)

American Global Diversification Trust	0.05%	— first $500 million; and
	0.04%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the American Fundamental Holdings Trust, each a series of JHT)

Blue Chip Growth Trust	0.825%	— first $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Blue Chip Growth Fund, a series of JHF II)

Capital Appreciation Trust	0.850%	— first $300 million;
	0.800%	— next $200 million;
	0.700%	— next $500 million ; and
	0.670%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Capital Appreciation Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Capital Appreciation Value Trust		If net assets are less than $500 million, the following fee schedule shall apply:
	0.950%	— first $250 million;
	0.850%	— excess over $250 million.
If net assets equal or exceed $500 million but are less than $2 billion, the following fee schedule shall apply:
	0.850%	— first $1 billion;
	0.800%	— excess $1 billion.
If net assets equal or exceed $2 billion but are less than $3 billion, the following fee schedule shall apply:
	0.850%	— first $500 million;
	0.800%	— excess over $500 million.
If net assets equal or exceed $3 billion, the following fee schedule shall apply:
	0.800%	— all asset levels

Classic Value Trust	0.800%	— at all asset levels

Core Allocation Plus Trust	0.915%	— first $500 million; and
	0.865%	— excess over $500 million (Aggregate Net Assets include the net assets of the Fund and the Core Allocation Plus Fund, a series of JHF II)

Core Bond Trust	0.690%	— first $200 million;
	0.640%	— next $200 million; and
	0.570%	— excess over $400 million. (Aggregate Net Assets include the net assets of the Fund and the Core Bond Fund, a series of JHF II)

Core Equity Trust	0.850%	— first $350 million; and
	0.750%	— excess over $350 million. (Aggregate Net Assets include the net assets of the Fund and the Core Equity Fund a series of JHF II)

Disciplined Diversification Trust	0.80%	— first $100 million;
	0.70%	— next $900 million; and
	0.65%	— over $1 billion

Dynamic Growth Trust	0.900%	— first $250 million;
	0.850%	— next $250 million;
	0.825%	— next $250 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Dynamic Growth Fund, a series of JHF II)

Emerging Growth Trust	0.800%	— at all asset levels. (Aggregate Net Assets include the net assets of the Fund and the Emerging Growth Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Emerging Markets Value Trust	1.00%	— first $100 million;
	0.950%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund, and the Emerging Markets Value Fund, a series of JHF II)

Emerging Small Company Trust	0.97%	— first $500 million; and
	0.90%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Emerging Small Company Fund, a series of JHF II)

Equity-Income Trust	0.825%	— first $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Equity-Income Fund, a series of JHF II)

Financial Services Trust	0.850%	— first $50 million;
	0.800%	— next $450 million; and
	0.750%	— excess over $500 million.

Floating Rate Income Trust	0.70%	— at all asset levels (Aggregate Net Assets include the net assets of the Fund and the Floating Rate Income Fund, a series of JHF II)

Franklin Templeton Founding Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.05%	— first $500 million; and
	0.04%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.50%	— first $500 million; and
	0.49%	— excess over $500 million.

Fund	APR	Advisory Fee Breakpoint

Fundamental Value Trust	0.85%	— first $50 million;
	0.80%	— next $450 million; and
	0.75%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Fundamental Value Fund, a series of JHF II)

Global Allocation Trust	0.85%	— first $500 million; and
	0.80%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Global Allocation Fund, a series of JHF II)

Global Bond Trust	0.70%	— at all asset levels.

Global Trust	0.85%	— first $1 billion; and
0.80%	— excess over $1 billion.
		(Aggregate Net Assets include the net assets of the Fund and the Global Fund, series of JHF II, and the International Value Fund, series of JHF II and the International Value Trust, a series of JHT)

Global Real Estate Trust	0.950%	— first $500 million;
	0.925%	— next $250 million; and
	0.900%	— excess over $750 million. (Aggregate Net Assets include the net assets of the Fund and the Global Real Estate Fund, a series of JHF II)

Growth Trust	0.800%	— first $500 million;
	0.780%	— next $500 million
	0.770%	— next $1.5 billion; and
	0.760%	— excess over $2.5 billion

Growth Equity Trust	0.750%	— first $3 billion;
	0.725%	— between $3 billion and $6 billion; and
	0.700%	— excess over $6 billion

Growth Opportunities Trust	0.800%	— first $500 million;
	0.780%	— next $500 million
	0.770%	— next $1.5 billion; and
	0.760%	— excess over $2.5 billion

Health Sciences Trust	1.050%	— first $500 million; and
	1.000%	— over $500 million

High Income Trust	0.725%	— first $150 million;
	0.675%	— next $350 million;
	0.650%	— next 2 billion
	0.600%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the High Yield Fund, a series of JHF II)

High Yield Trust	0.70%	— first $500 million; and
	0.65%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the High Yield Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Income Trust	1.075%	— first $50 million;
	0.915%	— next $150 million;
	0.825%	— between $300 million; and
0.800%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Income Trust, the International Value Trust, the International Small Cap Trust, the Mutual Shares Trust and the Global Trust, and the Income Fund, the International Value Fund, the International Small Cap Fund, the Global Fund, and the Mutual Shares Fund, series of JHF II)

Income & Value Trust	0.800%	— first $500 million;
	0.750%	— excess over $500 million

Index Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.05%	— first $500 million; and
	0.04%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.50%	— first $500 million; and
	0.49%	— excess over $500 million.

International Core Trust	0.920%	— first $100 million;
	0.895%	— next $900 million; and
	0.880%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the International Core Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

International Growth Trust	0.920%	— first $100 million;
	0.895%	— next $900 million;
	0.880%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the International Growth Fund, as series of John Hancock Funds III.

International Equity Index Trust A	0.55%	— first $100 million; and
	0.53%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the International Equity Index Fund, a series of JHF II)

International Equity Index Trust B	0.55%	— first $100 million; and
	0.53%	— excess over $100 million.

International Opportunities Trust	0.900%	— first $750 million;
	0.850%	— next $750 million; and
	0.800%	— excess over $1.5 billion. (Aggregate Net Assets include the net assets of the Fund, and the International Opportunities Fund, a series of JHF II)

International Small Cap Trust	1.050%	— first $200 million;
	0.950%	— next $300 million; and
	0.850%	— excess over $500 million (Aggregate Net Assets include the net assets of the Fund and the International Small Cap Fund, a series of JHF II)

International Small Company Trust	1.00%	— first $100 million; and
	0.95%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the International Small Company Fund, a series of JHF II)

International Value Trust	0.95%	— first $200 million;
	0.85%	— next $300 million; and
0.80%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the Fund and the Global Trust, a series of JHT, and the International Value Fund and the Global Fund, each a series of JHF II)

Intrinsic Value Trust	0.78%	— first $500 million;
	0.76%	— next $500 million;
	0.75%	— next $1.5 billion; and
	0.74%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the Intrinsic Value Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

Investment Quality Bond Trust	0.60%	— first $500 million; and
	0.55%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Investment Quality Bond Fund, a series of JHF II)

Large Cap Trust	0.78%	— first $250 million;
	0.73%	— next $250 million;
	0.68%	— next $250 million; and
	0.65%	— excess over $750 million. (Aggregate Net Assets include the net assets of the Fund and the Large Cap Fund, a series of JHF II)

Large Cap Value Trust	0.825%	— first $500 million;
	0.800%	— next $500 million;
	0.775%	— next $500 million;
	0.720%	— next $500 million; and
	0.700%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the Fund and the Large Cap Value Fund, a series of JHF II)

Lifecycle 2010 Trust

Lifecycle 2015 Trust

Lifecycle 2020 Trust

Lifecycle 2025 Trust

Lifecycle 2030 Trust

Lifecycle 2035 Trust

Lifecycle 2040 Trust

Lifecycle 2045 Trust

Lifecycle 2050 Trust

Fund	APR	Advisory Fee Breakpoint

Lifecycle Retirement Trust (Collectively, the “JHT Lifecycle Portfolios)
The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHT Lifecycle Portfolios and Lifecycle Portfolios that are series of John Hancock Funds II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.06%	— first $7.5 billion; and
	0.05%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHT Lifecycle Portfolios and the Lifecycle Portfolios that are series of John Hancock Funds II determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.51%	— first $7.5 billion; and
	0.50%	— excess over $7.5 billion.

Lifestyle Aggressive Trust

Lifestyle Growth Trust

Lifestyle Moderate Trust

Lifestyle Balance Trust

Fund	APR	Advisory Fee Breakpoint

Lifestyle Conservative Trust (Collectively, the “JHT Lifestyle Trusts”)
The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHT Lifestyle Trusts and the Lifestyle Portfolios that are series of John Hancock Funds II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.05%	— first $7.5 billion; and
	0.04%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHT Lifestyle Trusts and the five Lifestyle Funds that are series of John Hancock Funds II determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.50%	— first $7.5 billion; and
	0.49%	— excess over $7.5 billion.

Managed Trust	0.69%	— at all asset levels.

Mid Cap Index Trust	0.49%	— first $250 million;
	0.48%	— next $250 million; and
	0.46%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Index Fund, a series of JHF II)

Mid Cap Intersection Trust	0.875%	— first $500 million; and
	0.850%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Intersection Fund, a series of JHF II)

Mid Cap Stock Trust	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Stock Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Mid Cap Value Equity Trust	0.875%	— first $250 million;
	0.850%	— next $250 million;
	0.825%	— next $500 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Equity Fund, a series of JHF II)

Mid Cap Value Trust	0.900%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Fund, a series of JHF II)

Mid Value Trust	1.050%	— first $50 million; and
	0.950%	— excess over $50 million

Money Market Trust	0.50%	— first $500 million; and
	0.47%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Money Market Fund, a series of JHF II)

Money Market Trust B	0.50%	— first $500 million; and
	0.47%	— excess over $500 million.

Mutual Shares Trust	0.960%	— all asset levels

Natural Resources Trust	1.05%	— first $50 million; and
	1.00%	— excess over $50 million. (Aggregate Net Assets include the net assets of the Fund and the Natural Resources Fund, a series of JHF II)

Optimized All Cap Trust	0.675%	— first $2.5 billion; and
	0.650%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the Optimized All Cap Fund, a series of JHF II)

Optimized Value Trust	0.70%	— first $500 million;
	0.65%	— next $500 million; and
	0.60%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Optimized Value Fund, a series of JHF II)

Overseas Equity Trust	0.990%	— first $500 million; and
	0.850%	— excess over $500 million

Pacific Rim Trust	0.80%	— first $500 million; and
	0.70%	— excess over $500 million

Fund	APR	Advisory Fee Breakpoint

Quantitative Mid Cap Trust	0.75%	— first $200 million; and
	0.65%	— excess over $200 million (Aggregate Net Assets include the net assets of the Fund and the Quantitative Mid Cap Trust, a series of JHT)

Real Estate Equity Trust	0.875%	— first $250 million;
	0.850%	— next $250 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Real Estate Fund, a series of JHF II)

Real Estate Securities Trust	0.70%	— at all asset levels. (Aggregate Net Assets include the net assets of the Fund and the Real Estate Securities Fund, a series of JHF II)

Real Return Bond Trust	0.70%	— first $1 billion; and
	0.65%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Real Return Bond Fund, a series of JHF II)

Science & Technology Trust	1.05%	— first $500 million; and
	1.00%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Science & Technology Fund, a series of JHF II)

Short-Term Bond Trust	0.600%	— first $100 million;
	0.575%	— next $150 million; and
	0.550%	— excess over $250 million

Small Cap Trust	0.85%	— at all asset levels. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Fund, a series of JHF II)

Small Cap Growth Trust	1.10%	— first $100 million; and
	1.05%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Growth Fund, a series of JHF II)

Small Cap Index Trust	0.49%	— first $250 million;
	0.48%	— next $250 million; and
	0.46%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Index Fund, a series of JHF II)

Small Cap Intrinsic Value Trust	0.90%	- first $1 billion; and
	0.85%	- excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Intrinsic Value Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Small Cap Opportunities Trust	1.00%	— first $500 million; and
	0.95%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Opportunities Fund, a series of JHF II)

Small Cap Value Trust	1.10%	— first $100 million; and
	1.05%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Value Fund, a series of JHF II)

Small Company Trust	1.05%	— first $125 million; and
	1.00%	— excess over $125 million. (Aggregate Net Assets include the net assets of the Fund and the Small Company Fund, a series of JHF II)

Small Company Growth Trust	1.05%	— first $250 million; and
1.00%	— excess over $250 million.
		(Aggregate Net Assets include the net assets of the Fund. However, the applicable rate is 1.000% of all net assets of the Fund when the aggregate net assets of the following funds exceed $1 billion; the Fund and All Cap Growth Trust as series of JHT, and the Small Company Growth Fund and All Cap Growth Fund a series of JHF II.

Small Company Value Trust	1.05%	— first $500 million; and
	1.00%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Small Company Value Fund, a series of JHF II)

Spectrum Income Trust	0.800%	— first $250 million; and
	0.725%	— excess over $250 million. (Aggregate Net Assets include the net assets of the Fund and the Spectrum Income Fund, a series of JHF II)

Strategic Bond Trust	0.70%	— first $500 million; and
	0.65%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Strategic Bond Fund, a series of JHF II)

Strategic Income Trust	0.725%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Strategic Income Fund, a series of JHF II)

Total Bond Market Trust A	0.47%	— all asset levels.

Fund	APR	Advisory Fee Breakpoint

Total Bond Market Trust B	0.47%	— all asset levels.

Total Return Trust		If Relationship Net Assets* equal or exceed $3 Billion, the following fee schedule shall apply:
	0.700%	— first $1 billion of total return net assets **; and
	0.675%	— excess over $1billion of total return net assets **.
If Relationship Net Assets* are less than $3 Billion, the following fee schedule shall apply:
	0.700%	— all net asset** levels
*The term Relationship Net Assets shall mean the aggregate net assets of all portfolios of the John Hancock Trust and the John Hancock Funds II that are subadvised by the Pacific Investment Management Company. These funds currently include the Total Return Trust, the Real Return Bond Trust and the Global Bond Trust, each a series of the JHT, and the Total Return Fund, the Real Return Bond Fund and the Global Bond JHF II, each a series of JHF II.
**The term Total Return Net Assets includes the net assets of the Total Return Trust and the Total Return Fund, a series of JHF II.

Total Stock Market Index Trust	0.49%	— first $250 million;
	0.48%	— next $250 million; and
	0.46%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Total Stock Market Index Fund, a series of JHF II)

U.S. Core Trust	0.78%	— first $500 million;
	0.76%	— next $500 million;
	0.75%	— next $1.5 billion; and
0.74%	— excess 2.5 billion.
(Aggregate Net Assets include the net assets of the Fund; that portion of the net assets of the Managed Trust, a series of JHT, that is managed by GMO; that portion of the net assets of the Managed Fund, a series of JHF II, that is managed by GMO; the net assets of U.S. Core Fund, a series of John Hancock Funds III)

U.S. Global Leaders Growth Trust	0.7125%	— first $500 million; and
	0.675%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the U.S. Global Leaders Growth Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

U.S. Government Securities Trust	0.62%	— first $500 million; and
	0.55%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the U.S. Government Securities Fund, a series of JHF II)

U.S. High Yield Bond Trust	0.75%	— first $200 million; and
	0.72%	— excess over $200 million. (Aggregate Net Assets include the net assets of the Fund and the U.S. High Yield Bond Fund, a series of JHF II)

U.S. Large Cap Trust	0.825%	— first $1 billion;
	0.725%	— next $1 billion; and
	0.700%	— excess over $2 billion.

U.S. Multi-Sector Trust	0.78%	— first $500 million;
	0.76%	— next $500 million;
	0.75%	— next $1.5 billion; and
	0.74%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the U.S. Multi Sector Fund, a series of JHF II)

Utilities Trust	0.825%	— first $600 million;
	0.800%	— next $300 million;
	0.775%	— next $600 million; and
	0.700%	— excess over $1.5 billion. (Aggregate Net Assets include the net assets of the Fund and the Utilities Fund, a series of JHF II)

Value Trust	0.750%	— first $200 million;
	0.725%	— next $300 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Value Fund, a series of JHF II)

Value Opportunities Trust	0.80%	— first $500 million;
	0.78%	— next $500 million;
	0.77%	— next $1.5 billion; and
	0.76%	— excess 2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the Value Opportunities Fund, a series of JHF III)

Value & Restructuring Trust
	0.825%	— first $500 million;
	0.800%	— next $500 million; and
	0.775%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Value & Restructuring Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Vista Trust
	0.900%	— first $200 million;
	0.850%	— next $200 million;
	0.825%	— next $600 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Vista Fund, a series of JHF II)

APPENDIX B

Historical Performance of Corresponding Founding Funds Strategy

The Franklin Templeton Founding Allocation Trust of JHT (“JHT Founding Allocation Trust”) commenced operations on April 30, 2007, and performance information for this fund is not presented in the Prospectus. The JHT Founding Allocation Trust is a fund of funds, which will invest in the Global Trust, Income Trust and Mutual Shares Trust (“Underlying Funds”), each of which is modeled after an underlying Fund of the Franklin Templeton Founding Fund. This Appendix provides additional information about the past performance of the underlying funds of Franklin Templeton Founding Fund: Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund (“Franklin Underlying Funds”). Together, the Franklin Underlying Funds comprise the Founding Funds Strategy. The Adviser uses this model of the Founding Funds Strategy as the basis for managing the JHT Founding Allocation Trust. This Appendix also provides additional information about the past performance of the Founding Funds Strategy.

This Appendix presents past performance information for the Templeton Growth Fund, the Franklin Income Fund and the Mutual Shares Fund, each of which has the same subadviser and same portfolio manager and substantially similar investment objectives, policies and strategies as its corresponding Underlying Fund. The Appendix also presents historical performance data for the Founding Funds Strategy. Because of the similarities between the Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund and their corresponding Underlying Funds, as described above, in combination with the Founding Funds Strategy, this information may help provide an indication of the JHT Founding Allocation Trust’s risks.

The past performance of the Franklin Underlying Funds and the Founding Funds Strategy has been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the Franklin Underlying Funds and Founding Funds Strategy may be lower than the total operating expenses of the Growth Trust, Income Trust, Mutual Shares Trust or JHT Founding Allocation Trust, in which case the Franklin Underlying Funds and Founding Funds Allocation Strategy performance shown would have been lower had the total operating expense of the corresponding funds been used to compute the performance.

The Franklin Underlying Funds and Founding Funds Strategy performance is no guarantee of future results in managing the JHT Founding Allocation Trust or portion thereof. The information in this Appendix does not represent the performance of the JHT Founding Allocation Trust or any predecessor to it. Please note the following cautionary guidelines in reviewing this Appendix:

•	Performance figures are not the performance of the JHT Founding Allocation Trust or the Underlying Funds. The performance shown for Founding Funds Strategy and the Franklin Underlying Funds is not an indication of how the JHT Founding Allocation Trust or portion thereof would have performed in the past or will perform in the future. Each of the Global Trust, Income Trust and the Mutual Shares Trust’s performance in the future will be different from the Franklin Underlying Funds and the JHT Founding Allocation Trust’s performance will be different from the Founding Funds Strategy due to factors such as cash flows in and out of the Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.
•	Although the JHT Founding Allocation Trust is modeled after the Founding Funds Strategy, the JHT Founding Allocation Trust may (1) change the percentage of the fund’s assets allocated to any Underlying Fund at any time in the future, and (2) the assets under management of each of the Underlying Funds will increase or decrease depending upon the performance and market-value of those Underlying Funds.
•	Currently, the JHT Founding Allocation Trust allocates its assets approximately equally to each of the Underlying Funds. You should consider the JHT Founding Allocation Trust’s discretion to change the asset allocation among the Underlying Funds, and to eventually invest in other funds, when reviewing the Underlying Funds’ and Founding Funds Strategy’s performance.

Performance information — a bar chart and a table — is presented on the following pages for Class A shares of the Franklin Underlying Funds that correspond to each of the Global Trust, Income Trust and the Mutual Shares Trust. The bar chart shows how each Franklin Underlying Fund’s total return has varied from year to year, while the tables show performance over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

Neither the JHT Founding Allocation Trust nor the Underlying Funds have front-end or deferred sales charges. The other expenses of the Series II shares of the JHT Founding Allocation Trust, including their Rule 12b-1 fees, may be higher than the expenses, including the Rule 12b-1 fees, of the Class A shares of the corresponding Franklin Underlying Fund. The performance shown in the bar charts and tables for the Class A shares of each Franklin Underlying Fund and Founding Funds Strategy would be lower if adjusted to reflect the higher expenses of the Series II shares of the JHT Founding Allocation Trust. The performance shown in the bar charts and tables would also be lower if the adviser to the Franklin Underlying Funds had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT Founding Allocation Trust serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. If such fees and expenses had been reflected, performance would be lower. As indicated above, past performance does not indicate future results. It is important to note that the performance results presented below do not represent the performance of the JHT Founding Allocation Trust and are no indication of how it would have performed in the past or will perform in the future.

FOUNDING FUNDS STRATEGY

The Founding Funds Strategy represents a composite of the performance of Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund. The Adviser anticipates using this model as the basis for managing the JHT Founding Allocation Trust. However, although the JHT Founding Allocation Trust will initially be allocated equally among the Underlying Funds, it will have the discretion to change its allocations and may in the future invest in other funds.

Founding Funds Strategy
Calendar Year Total Returns

-0.3%	14.3%	11.7%	2.4%	-7.3%	30.1%	14.3%	6.7%	19.6%	3.15%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Class A Shares	19.64%	11.95%	10.62%
S&P 500 Index	15.80%	6.19%	8.42%
LB Aggregate Bond	4.33%	5.06%	6.24%

Index (reflects no fees or taxes)
S&P 500 Index
Lehman Brothers Aggregate Bond Index

The bar chart shows how the Founding Funds Strategy (“Strategy”) total return has varied from year to year, while the tables show a hypothetical performance of the Strategy (along with a broad-based market index for reference). The hypothetical performance of the Strategy is adjusted to be shown net of the fees and expenses of the Franklin Underlying Funds. The total fees and expenses of the Franklin Underlying Funds may be lower that the total fees and expenses of the Underlying Funds. The Strategy does not reflect the advisory fee and certain other fees paid by the JHT Founding Allocation Trust. If such higher fees and expenses were reflected in the Strategy performance set forth above, performance would be lower. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The hypothetical returns presented in the Strategy reflect hypothetical performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and does not represent returns that any investor actually attained. The information presented is based upon the hypothetical assumption that the Strategy invested in a one-third allocation in each of the Franklin Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material impact on the hypothetical returns presented.

TEMPLETON GROWTH

Corresponding to: Global Trust

Templeton Growth Fund, Class A, total returns:

Best quarter:  Q2 ’03, 20.22%

Worst quarter:  Q3 ’02, -16.96%

Index (reflects no fees or taxes)

MSCI World Index

Net assets of Templeton Growth Fund as of December 31, 2007: $35.789 billion across all share classes; $27.120 billion in Class A shares

Templeton Growth Fund, Class A
Calendar Year Total Returns

-2.5%	30.4%	1.7%	0.5%	-9.5%	32.9%	17.0%	8.2%	21.8%	2.19%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Templeton Growth Fund, Class A
Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Class A	21.81%	13.14%	10.85%
MSCI World	20.65%	10.49%	8.08%
Class A of Templeton Growth Fund was first offered on 11/29/54.

Templeton Growth Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Templeton Growth Fund had not reimbursed certain expenses of the portfolio during the periods shown.

GLOBAL TRUST

Global Trust, a series of John Hancock Trust, which is currently managed by Templeton Global Advisors Limited, changed its investment policies effective April 30, 2007 to be substantially similar to Templeton Growth Fund. Because the Global Trust has only been managed pursuant to investment policies substantially similar to the Templeton Growth Fund since April 30, 2007, the prior performance of Global Trust may not be as relevant as the prior performance of Templeton Growth Fund to an investor in the future.

Series II, total returns:

Best quarter:  Q2 ’03, 17.79%

Worst quarter:  Q3 ’02, -16.01%

Index (reflects no fees or taxes)

MSCI World Index

Net assets of Global Trust as of December 31, 2007: $0.75 billion across all share classes; $0.065 billion in Series II shares

Global Trust, Series II
Calendar Year Total Returns

12.3%	3.7%	12.2%	-16.1%	-19.1%	27.2%	14.5%	10.5%	20.1%	1.1%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Global Trust, Series II
Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Series II	1.09%	14.35%	5.65%
MSCI World	9.57%	17.53%	7.45%

Series II of Global Trust was first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower. Global Trust was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Global Trust had not reimbursed certain expenses of the portfolio during the periods shown.

FRANKLIN INCOME FUND

Corresponding to: Income Trust

Franklin Income Fund, Class A, total returns:

Best quarter:  Q2 ’03, 14.24%

Worst quarter:  Q2 ’02, -5.98%

Note: Since Inception, Best quarter Q1, ’91, 16.67%; Worst quarter Q3, ’90, -8.58%

Index (reflects no fees or taxes)

S&P 500 Index, Lehman Brothers Aggregate Bond Index

Net assets of Franklin Income Fund as of December 31, 2007: $52.245 billion across all share classes; $29.629 billion in Class A shares.

Franklin Income Fund, Class A
Calendar Year Total Returns

1.0%	-0.7%	20.6%	0.7%	-1.1%	31.0%	12.2%	1.9%	19.1%	5.31%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Franklin Income Fund, Class A
Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Class A	19.12%	12.01%	9.62%
S&P 500 Index	15.80%	6.19%	8.42%
LB Aggregate Bond	4.33%	5.06%	6.24%
Class A of Franklin Income Fund was first offered on 8/31/48.

Franklin Income Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Franklin Income Fund had not reimbursed certain expenses of the portfolio during the periods shown.

MUTUAL SHARES FUND

Corresponding to: Mutual Shares Trust

Mutual Shares Fund, Class A, total returns:

Best quarter:  Q4 ’98, 13.24%

Worst quarter:  Q3 ’98, -17.03%

Index (reflects no fees or taxes)

S&P 500 Index

Net assets of Mutual Shares Fund as of December 31, 2007: $21.596 Billion across all share classes

Mutual Shares Fund,
Class A calendar year total returns

0.0%	14.6%	13.4%	5.9%	-11.2%	26.2%	13.5%	10.0%	18.0%	2.97%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Mutual Shares Fund, Class A
Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Class A Share	17.98%	10.54%	11.10%
S&P 500 Index	15.80%	6.19%	8.42%
Class A shares of the Franklin Mutual Shares Fund were first offered on 11/1/96.

Mutual Shares Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Mutual Shares Fund had not reimbursed certain expenses of the portfolio during the periods shown.

FOR MORE INFORMATION

The following document is available that offers further information on JHT:

Annual/Semi-Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHT’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Trust
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet: www.johnhancockannuities.com

Or You May View or Obtain These Documents and Other Information

About the Fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-04146

319

JOHN HANCOCK TRUST
Statement of Additional Information
May 1, 2008

500 Index Trust	Growth & Income Trust	Lifestyle Aggressive Trust	Small Company Growth Trust
500 Index Trust B	Growth Equity Trust	Lifestyle Balanced Trust	Small Cap Value Trust
Absolute Return Trust	Growth Opportunities Trust	Lifestyle Conservative Trust	Small Company Trust
Active Bond Trust	Health Sciences Trust	Lifestyle Growth Trust	Small Company Value Trust
All Cap Core Trust	High Income Trust	Lifestyle Moderate Trust	Spectrum Income Trust
All Cap Growth Trust	High Yield Trust	Managed Trust	Strategic Bond Trust
All Cap Value Trust	Income Trust	Mid Cap Index Trust	Strategic Income Trust
American Fundamental Holdings Trust	Income & Value Trust	Mid Cap Intersection Trust	Total Bond Market Trust A
American Global Diversification Trust	Index Allocation Trust	Mid Cap Stock Trust	Total Bond Market Trust B
Blue Chip Growth Trust	International Core Trust	Mid Cap Value Trust	Total Return Trust
Capital Appreciation Trust	International Equity Index Trust A	Mid Cap Value Equity Trust	Total Stock Market Index Trust
Capital Appreciation Value Trust	International Equity Index Trust B	Mid Value Trust	U.S. Core Trust
Classic Value Trust	International Growth Trust	Money Market Trust	U.S. Global Growth Leaders Trust
Core Allocation Plus Trust	International Opportunities Trust	Money Market Trust B	U.S. Government Securities Trust
Core Bond Trust	International Small Cap Trust	Mutual Shares Trust	U.S. High Yield Bond Trust
Core Equity Trust	International Small Company Trust	Natural Resources Trust	U.S. Large Cap Trust
Disciplined Diversification Trust	International Value Trust	Optimized All Cap Trust (formerly known as Quantitative All Cap Trust)	U.S. Multi Sector Trust
Dynamic Growth Trust	Intrinsic Value Trust	Optimized Value Trust (formerly known as Quantitative Value Trust)	Utilities Trust
Emerging Growth Trust	Investment Quality Bond Trust	Overseas Equity Trust	Value & Restructuring Trust
Emerging Markets Value Trust	Large Cap Trust	Pacific Rim Trust	Value Opportunities Trust
Emerging Small Company Trust	Large Cap Value Trust	Quantitative Mid Cap Trust	Vista Trust
Equity-Income Trust	Lifecycle 2010 Trust	Real Estate Equity Trust
Financial Services Trust	Lifecycle 2015 Trust	Real Estate Securities Trust
Floating Rate Income Trust	Lifecycle 2020 Trust	Real Return Bond Trust
Franklin Templeton Founding Allocation Trust	Lifecycle 2025 Trust	Science & Technology Trust
Fundamental Value Trust	Lifecycle 2030 Trust	Short-Term Bond Trust
Global Trust	Lifecycle 2035 Trust	Small Cap Trust
Global Allocation Trust	Lifecycle 2040 Trust	Small Cap Growth Trust
Global Bond Trust	Lifecycle 2045 Trust	Small Cap Index Trust
Global Real Estate Trust	Lifecycle 2050 Trust	Small Cap Intrinsic Value Trust
Growth Trust	Lifecycle Retirement Trust	Small Cap Opportunities Trust
This Statement of Additional Information (“SAI”) of the John Hancock Trust (“JHT”) is not a prospectus, but should be read in conjunction with JHT’s Prospectus dated May 1, 2008. The Annual Report dated December 31, 2007 for JHT is incorporated by reference into the SAI.
Copies of JHT’s Prospectus, SAI and/or Annual Report can be obtained free of charge by contacting:
John Hancock Trust
601 Congress Street, Boston, Massachusetts 02210
(800) 344-1029
www.johnhancockannuities.com
(Applicable to all funds listed above (referred to individually as a “Fund” and collectively as the “Funds”). The following funds of JHT are described in a separate statement of additional information: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust American Bond Trust, American Fundamental Holdings Trust, American Global Diversification Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Trust, American International Trust, and American New World Trust.)

2

3

ORGANIZATION OF JOHN HANCOCK TRUST
JHT is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds is a series of JHT.
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHT and each of the Funds. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily as John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Fund assets under management by Manulife Financial and its subsidiaries were Cdn$396 (US$392) billion as of December 31, 2007.
MFC trades as ‘MFC’ on the Toronto Stock Exchange, New York Stock Exchange and Philippine Stock Exchange, and under ‘0945’ on the Stock Exchange of Hong Kong. MFC can be found on the Internet at www.manulife.com.
INVESTMENT POLICIES
The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or SAI, the investment objective and policies of the Funds may be changed without shareholder approval. Each Fund may invest in the types of instruments described below, unless otherwise indicated in the Prospectus or SAI.
Emerging Markets Value Trust – Approved Markets
The Emerging Markets Value Trust’s subadviser has an investment committee that designates emerging markets for the Fund to invest in companies that are associated with those markets (“Approved Markets”). Pending the investment of new capital in Approved Market securities, the Fund will typically invest in money market instruments or other highly liquid debt instruments, including those denominated in U.S. dollars (including, without limitation, repurchase agreements) and money market mutual funds. In addition, the Fund may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Fund does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances. The Fund may also invest in exchange traded funds (“ETFs”) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, while maintaining liquidity.
The Fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the Fund to establish a wholly-owned subsidiary or trust for the purpose of investing in the local markets.
Even though a company’s stock may meet the applicable market capitalization criterion for the Fund’s criterion for investment, it may not be included for one or more of a number of reasons. For example, in the subadviser’s judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity or the issuer may be a “passive foreign investment company” (as defined in the Internal Revenue Code of 1986, as amended (“Code”)). To this extent, there will be the exercise of discretion and consideration by the subadviser in purchasing securities in an Approved Market and in determining the allocation of investments among Approved Markets.
Money Market Instruments
Money market instruments (and other securities as noted under each Fund description) may be purchased for temporary defensive purposes, except that the U.S. Government Securities Trust may not invest in Canadian and Provincial Government and Crown Agency Obligations. The Special Value Trust, in addition to investing in money market instruments

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for temporary defensive purposes, may also invest in money market instruments when opportunities for capital growth do not appear attractive.
U.S. Government and Government Agency Obligations
U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.
GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”). This guarantee is supported by the full faith and credit of the U.S. government.
U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to those issued by:

–	Student Loan Marketing Association;

–	Federal Home Loan Banks;

–	Federal Intermediate Credit Banks; and

–	Federal National Mortgage Association.
U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration.
Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.
No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, “U.S. Government securities” refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.
Municipal Obligations
Municipal Bonds. Municipal bonds are issued to obtain funding for various public purposes including the construction of a wide range of public facilities, such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note, repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the subadviser in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.
Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.
Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a

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municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, notes, repurchase agreements or other credit facility agreements offered by banks and other institutions.
Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the federal income tax treatment of municipal obligations issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.
Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.
The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard & Poor’s (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix I for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.
Canadian and Provincial Government and Crown Agency Obligations
Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.
Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency (“Crown Agencies”) pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown Agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:

–	Export Development Corporation;

–	Farm Credit Corporation;

–	Federal Business Development Bank; and

–	Canada Post Corporation.
In addition, certain Crown Agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown Agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown Agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.
Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.
Provincial Crown Agency Obligations. Provincial Crown Agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency (“Provincial Crown Agencies”) pursuant to authority granted by the

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provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies which are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:

–	provincial railway corporation;

–	provincial hydroelectric or power commission or authority;

–	provincial municipal financing corporation or agency; and

–	provincial telephone commission or authority.
Any Canadian obligation acquired will be payable in U.S. dollars.
Certificates of Deposit, Time Deposits and Bankers’ Acceptances
Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
Time Deposits. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers’ Acceptances. Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.
These obligations are not insured by the Federal Deposit Insurance Corporation.
Commercial Paper
Commercial paper consists of unsecured promissory notes issued by corporations or other entities to finance short-term credit needs. Commercial paper may be issued in bearer or registered form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., “lending”) fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.
A subadviser will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated “Aaa” or “Aa” by Moody’s or “AAA” or “AA” by S&P and which the applicable subadviser has determined present minimal risk of loss. A subadviser will look generally at the financial strength of the issuing company as “backing” for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a net asset value (“NAV”) is determined. The NAV will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.
Corporate Obligations
Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.

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Repurchase Agreements
Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements permit the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
A subadviser shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the subadviser’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Adviser also may engage in repurchase agreement transactions. The counterparties to a repurchase agreement transaction are limited to a:

–	Federal Reserve System member bank;

–	primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division; or

–	broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.
A Fund may also participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet applicable Adviser and/or subadviser creditworthiness requirements.
The Adviser and the subadvisers will continuously monitor the respective transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. A fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Foreign Repurchase Agreements
Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
Other Instruments
The following discussion provides an explanation of some of the other instruments in which certain Funds (as indicated, except the Lifestyle Trusts), may directly invest consistent with their investment objectives and policies.
Warrants & Rights
Each Fund (except the Money Market Trust, Index Allocation Trust, Franklin Templeton Founding Allocation Trust and the Lifestyle Trusts) may purchase warrants, including warrants traded independently of the underlying securities. The Funds

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may also receive rights or warrants as part of a unit or attached to securities purchased.
Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.
Reverse Repurchase Agreements
Each Fund (excluding the Lifestyle Trusts, Franklin Templeton Founding Allocation Trust and Index Allocation Trust) may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share. A fund will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

–	one-year, three-year and five-year constant maturity Treasury Bill rates;

–	three-month or six-month Treasury Bill rates;

–	11th District Federal Home Loan Bank Cost of Funds;

–	National Median Cost of Funds; or

–	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.
During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will

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remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

–	mortgage bankers;

–	commercial banks;

–	investment banks;

–	savings and loan associations; and

–	special purpose subsidiaries of the foregoing.
Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Federal Home Loan Mortgage Corporation, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A Fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so -called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). A Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”

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Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to a Fund’s relatively stable NAV.
In addition to the stripped mortgage securities described above, each of the Strategic Bond Trust, High Yield Trust and Value Trust may invest in similar securities such as Super Principal Only (“SPO”) and Leverage Interest Only (“LIO”) which are more volatile than POs and IOs. Risks associated with instruments, such as SPOs, are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOs are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions.
Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Each of the Global Bond Trust, Total Return Trust, Real Return Bond Trust, Strategic Bond Trust, High Income Trust, High Yield Trust, Investment Quality Bond Trust and Value Trust may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that

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prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus’ disclosure for a Fund, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A Fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies”.
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

–	liquidity protection; and

–	default protection.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:

–	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

–	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

–	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).
The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection

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from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds (excluding Lifestyle Trusts) may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Zero Coupon Securities, Deferred Interest Bonds and Pay-In-Kind Bonds
Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The Funds (excluding Lifestyle Trusts and Index Allocation Trust) also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.
Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.
Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under “Additional Investment Policies.”
Tax Considerations. Current federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Loans and Other Direct Debt Instruments
A Fund may invest in loans and other direct debt instruments to the extent authorized by its investment policies. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a Fund supply additional cash to a borrower on demand.
High Yield (High Risk) Domestic Corporate Debt Securities
High yield U.S. corporate debt securities in which a Fund may invest include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates, except bank loans, which usually have floating rates. The Fund may also invest in bonds with variable rates of interest or debt securities which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments,

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often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).
The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.
Brady Bonds
Brady Bonds are debt securities issued under the framework of the “Brady Plan,” an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (“Brady Bonds”). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, the Funds may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.
Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:

–	the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds);

–	bonds issued at a discount from face value (generally known as discount bonds);

–	bonds bearing an interest rate which increases over time; and

–	bonds issued in exchange for the advancement of new money by existing lenders.
Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, a Fund investing in Brady Bonds will purchase Brady Bonds in secondary markets in which the price and yield to the investor reflect market conditions at the time of purchase.
Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (“IMF”), the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.
A fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a Fund invests are likely to be acquired at a discount.
Sovereign Debt Obligations

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A Fund may invest in sovereign debt obligations to the extent authorized by its investment polices. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies and instrumentalities, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.
Indexed Securities
A Fund may invest in indexed securities to the extent authorized by its investment policies. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Hybrid Instruments
Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (“Hybrid Instruments”).
Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:

–	prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”); or

–	an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”).
Hybrid Instruments may take a variety of forms, including, but not limited to:

–	debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time;

–	preferred stock with dividend rates determined by reference to the value of a currency; or

–	convertible securities with the conversion terms related to a particular commodity.
Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.
One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average

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three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.
The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.
Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various Benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See “Hedging and Other Strategic Transactions” for a description of certain risks associated with investments in futures, options, and forward contracts.
Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or underlying asset may not move in the same direction or at the same time.
Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if “leverage” is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or underlying asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.
Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter (“OTC”) market without the guarantee of a central clearing organization or in a transaction between a fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which the fund would have to consider and monitor.
Lack of U.S. Regulation. Hybrid Instruments may not be subject to regulation of the Commodity Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (“SEC”), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the NAV of a fund that invests in such instruments.
ADRS, EDRS, GDRS, IDRS AND NVDRS
A Fund may invest in American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, International Depositary Receipts and Non-Voting Depositary Receipts (“ADRs,” “EDRs,” “GDRs,” “IDRs” and “NVDRs” respectively) as described in their investment policies.

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Securities of foreign issuers may include ADRs, EDRs, GDRs, IDRs, NVDRs and other similar securities, including, without limitation, dual listed securities. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.
ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An investment in ADRs involves risks associated with investing in foreign securities.
Securities of foreign issuers also include EDRs, GDRs, IDRs and NVDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs, GDRs, IDRs and NVDRs are not necessarily quoted in the same currency as the underlying security.
Variable and Floating Rate Obligations
A Fund may invest in floating or variable rate securities. Investments in floating or variable rate securities may involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the investing fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by the investing fund through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.
Exchange Traded Funds (“ETFs”)
A Fund may invest in ETFs. These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities and ETFs have management fees which increase their costs.
ADDITIONAL INVESTMENT POLICIES
The following provides a more detailed explanation of some investment policies.
Lending Securities
A Fund may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of such Fund’s total assets. This lending limitation is a fundamental restriction which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending fund collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The lending fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.
A Fund anticipates that securities will be loaned only under the following conditions:
(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;
(2) the loan must be made in accordance with New York Stock Exchange (“NYSE”) rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and
(3) a Fund making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.

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As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
When-Issued Securities/Forward Commitments
In order to help ensure the availability of suitable securities, a Fund may purchase debt or equity securities on a “when-issued” or on a “forward commitment” basis. Purchasing securities on a when-issued or forward commitment basis means that the obligations will be delivered to a Fund at a future date, which may be one month or longer after the date of the commitment. Except as may be imposed by these factors, there is no limit on the percent of a Fund’s total assets that may be committed to such transactions.
Under normal circumstances, a fund purchasing securities on a when-issued or forward commitment basis will take delivery of the securities, but a fund may, if deemed advisable, sell the securities before the settlement date. In general, a fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. A fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV. At the time of delivery, the value of when-issued or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such basis, a fund will maintain on its records liquid assets consisting of cash, liquid high quality debt obligations or other assets equal to the amount of the commitments to purchase when-issued or forward commitment securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund’s ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which a fund may purchase when-issued or forward commitment securities.
Mortgage Dollar Rolls
Each Fund (except the Money Market Trust, the Lifestyle Trusts, the Franklin Templeton Founding Allocation Trust and the Index Allocation Trust) may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, a fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee. A fund may only enter into “covered rolls”. A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction or for which a fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of those securities. A mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share.
Illiquid Securities
No Fund (except the Money Market Trust), may invest more than 15% of its net assets in securities that are not readily marketable (“illiquid securities”). The Money Market Trust may not invest more than 10% of its net assets in illiquid securities. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.
Illiquid securities may include, but are not limited to, (a) repurchase agreements with maturities greater than seven days, (b) futures contracts and options thereon for which a liquid secondary market does not exist, (c) time deposits maturing in more than seven calendar days and (d) securities of new and early stage companies whose securities are not publicly traded.
Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A under the Securities Act of 1933 (“1933 Act”) or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitation on illiquid securities. The subadvisers decide, subject to the Trustees’ oversight, whether securities sold pursuant to Rule 144A are readily marketable for purposes of a Fund’s investment restriction. The subadvisers will also monitor the liquidity of Rule 144A securities held by the Funds for which they are responsible. To the extent that Rule 144A securities held by a Fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of a Fund could be adversely affected.

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Section 4(2) Commercial Paper is Excluded from the Limitation on Illiquid Securities. The Money Market Trust may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to its distribution under federal securities law, and is generally sold to institutional investors, such as the Money Market Trust, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors, like the Money Market Trust, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Money Market Trust’s subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity. The Money Market Trust intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Money Market Trust’s subadviser will monitor the liquidity of Section 4(2) commercial paper held by the Money Market Trust, subject to the Trustees’ oversight.
Investments in Creditors’ Claims. The High Income Trust may purchase creditors’ claims in bankruptcy (“Creditors’ Claims”) which are rights to payment from a debtor under the U.S. bankruptcy laws. Creditors’ Claims may be secured or unsecured. A secured claim generally receives priority in payment over unsecured claims.
Sellers of Creditors’ Claims can either be: (i) creditors that have extended unsecured credit to the debtor company (most commonly trade suppliers of materials or services); or (ii) secured creditors (most commonly financial institutions) that have obtained collateral to secure an advance of credit to the debtor. Selling a Creditor’s Claim offers the creditor an opportunity to turn a claim that otherwise might not be satisfied for many years into liquid assets.
Creditors’ Claims may be purchased directly from a creditor although most are purchased through brokers. Creditors’ Claims can be sold as a single claim or as part of a package of claims from several different bankruptcy filings. Purchasers of Creditors’ Claims, such as the High Income Trust, may take an active role in the reorganization process of the bankrupt company and, in certain situations where the Creditors’ Claim is not paid in full, the claim may be converted into stock of the reorganized debtor.
Although Creditors’ Claims can be sold to other investors, the market for Creditors’ Claims is not liquid and, as a result, a purchaser of a Creditors’ Claim may be unable to sell the claim or may have to sell it at a drastically reduced price. There is no guarantee that any payment will be received from a Creditors’ Claim, especially in the case of unsecured claims.
Short Sales
A Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open a Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).
A Fund may also sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. A fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund. Until the security is replaced, a fund is required to pay the lender any dividends or interest which accrues during the period of the loan. To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until a fund replaces a borrowed security, it will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a fund replaced the borrowed security. A fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.
Investment in Other Investment Companies
A Fund may invest in other investment companies (including shares of closed-end investment companies, unit investment trusts, and open-end investment companies) to the extent permitted by federal securities laws (including the rules,

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regulations and interpretations thereunder) and to the extent permitted by exemptive relief obtained from the SEC by the custodian and the subadviser.
Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities when traded OTC or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.
Loan Participations and Assignments
A Fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
Index-Related Securities (“Equity Equivalents”)
A Fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), or S&P’s Depositary Receipts (“SPDRs”) (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities compromising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.
Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities compromising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a fund’s assets across a broad range of securities.
To the extent a Fund invests in securities of other investment companies, including Equity Equivalents, Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, if a Fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a Fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.

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The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of a Fund.
Fixed Income Securities
A Fund may invest in investment grade bonds, rated at the time of purchase in the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), such as those rated Aaa, Aa, A and Baa by Moody’s or AAA, AA, A and BBB by S&P. A Fund may also invest in obligations rated in the lowest of the top four rating categories (such as Baa by Moody’s or BBB by S&P). These obligations may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. In addition, it is possible that Moody’s, S&P and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a Fund, although the subadviser will consider these events in determining whether it should continue to hold the securities.
Market Capitalization Weighted Approach
The investment strategy of each of the International Small Company Trust, Emerging Markets Value Trust, and Disciplined Diversification Trust involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser, for a variety of factors. A Fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum portion of the assets of the Fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may exclude the eligible security of a company that meets applicable market capitalization criterion if it determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.
Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.
Deviation from market capitalization weighting also will occur because the subadviser generally intends to purchase in round lots. Furthermore, the subadviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. Except with respect to the Disciplined Diversification Trust, a portion, but generally not in excess of 20% of a Fund’s assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting.
Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, would be purchased under a market capitalization weighted approach. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the subadviser will prepare a list of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadviser then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. This deviation could be substantial if a significant amount of holdings of a Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.
Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these

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companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the subadviser may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of countries will likely vary from their weighting in published international indices.
RISK FACTORS
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. As described in the Prospectus, by owning shares of the underlying funds, each fund of funds indirectly invests in the securities and instruments held by the underlying Funds and bears the same risks as those in which it invests. To the extent a fund of funds invests in securities or instruments directly, the fund of funds will be subject to the same risks.
Non-Diversified
Certain of the Funds are non-diversified.
Definition of Non-Diversified. Any Fund that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by its own investment restrictions. In contrast, a diversified fund, as to at least 75% of the value of its total assets, generally may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.
Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets’ assessment of any of these companies.
Equity Securities
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.
Fixed-Income Securities
Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk; and (b) credit quality risk.
Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline.
Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities are riskier than funds that may invest in higher rated fixed income securities.
Investment Grade Fixed-Income Securities in the Lowest Rating Category
Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories.

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While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.
Lower Rated Fixed-Income Securities
Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P). The principal risks of investing in these securities are as follows:
Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on Subadviser’s Own Credit Analysis. While a subadviser to a Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.
Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed income securities.
Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.
Additional Risks Regarding Lower Rated Foreign Government Fixed-Income Securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under
“Foreign Securities.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.
Small and Medium Size Companies
Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (i.e., less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.
Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.
Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund’s investments to decrease if it needs to sell such securities when there are few interested buyers.

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Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.
Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security.
Medium Size Companies. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.
Foreign Securities
Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and a fund could still lose money.
Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause a fund’s investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay a fund from selling its investment and taking the money out of the country.
Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.
Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company’s securities could decrease in value or even become worthless.
Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause a fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.
Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.
Investment Company Securities
A Fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.
Fund of Funds Risk Factors
Each fund of funds may invest in shares of the underlying funds. The following discussion provides information on the risks of investing in funds of funds such as the Lifestyle Trusts and Lifecycle Trusts, (the “Allocation Funds”).
As permitted by Section 12 of the 1940 Act, Allocation Funds invest in a number of other Funds and may reallocate or rebalance assets among the underlying funds.
From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of an Allocation Fund (“Rebalancings”), as effected by its subadviser, MFC

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Global Investment Management (U.S.A.) Limited (“MFC Global U.S.A.”). Shareholders should note that Rebalancings may affect the underlying Funds. The underlying Funds subject to redemptions by an Allocation Fund may find it necessary to sell securities, and the underlying Funds that receive additional cash from a fund of funds will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when an Allocation Fund owns, redeems, or invests in, a substantial portion of an underlying Fund. Rebalancings could affect the underlying Funds which could adversely affect their performance and, therefore, the performance of the fund of funds.
Both the Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the underlying Funds and attempt to minimize any such adverse impact, consistent with pursuing the investment objective of each fund of funds. However, there is no guarantee that the Adviser and MFC Global U.S.A. will be successful in doing so.
Possible adverse effects of Rebalancings on the underlying Funds:
1. The underlying Funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.
2. Rebalancings may increase brokerage and/or other transaction costs of the underlying Funds.
3. When a fund of funds owns a substantial portion of an underlying Fund, a large redemption by the fund of funds could cause that underlying Fund’s expenses to increase and could result in its portfolio becoming too small to be economically viable.
4. Rebalancings could accelerate the realization of taxable capital gains in the underlying Funds subject to large redemptions if sales of securities results in capital gains.
Both the fund of funds and the Funds are managed by the Adviser. MFC Global U.S.A., which is an affiliate of the Adviser, is the subadviser to each fund of funds and to certain of the underlying Funds. Shareholders should note that the Adviser has the responsibility to oversee and monitor both the Allocation Funds and the Funds and MFC Global U.S.A. has the responsibility to manage both the fund of funds and certain of the underlying Funds. The Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the Funds and attempt to minimize any adverse effect of the Rebalancings on the underlying Funds, consistent with pursuing the investment objective of each Allocation Fund.
With respect to Rebalancings, shareholders should also note that MFC Global U.S.A. as the subadviser to both the Allocation Funds and certain of the underlying Funds, may appear to have incentive to allocate more fund of funds assets to those underlying Funds that it subadvises. However, the Adviser believes it has no financial incentive since the net amount of advisory fee retained after payment of the subadvisory fee is the same for all underlying Funds although the Adviser’s ultimate controlling parent, MFC, may appear to have an incentive to do so since it also controls MFC Global U.S.A. The Adviser will monitor MFC Global U.S.A.’s allocation of fund of funds assets to the underlying Funds to attempt to ensure that assets are not allocated to other MFC Global U.S.A. subadvised funds unless it is in the best interest of the fund of funds to do so. In addition, prior to appointing MFC Global U.S.A. as subadviser to a underlying Fund, the Board of Trustees of JHT (the “Board”) will consider the affiliation between the Adviser and MFC Global U.S.A. as one of its factors in approving such appointment.
Stripped Securities
Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
Mortgage-Backed and Asset-Backed Securities
Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of a fund.
Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities

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provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.
When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on a fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.
When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.
The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if a fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to a fund.
Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.
Collateralized Mortgage Obligations. A Fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity
Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.
Securities Linked to the Real Estate Market
Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

–	declines in the value of real estate;

–	risks related to general and local economic conditions;

–	possible lack of availability of mortgage funds;

–	overbuilding;

–	extended vacancies of properties;

–	increased competition;

–	increases in property taxes and operating expenses;

–	change in zoning laws;

–	losses due to costs resulting from the clean-up of environmental problems;

–	liability to third parties for damages resulting from environmental problems;

–	casualty or condemnation losses;

–	limitations on rents;

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–	changes in neighborhood values and the appeal of properties to tenants; and

–	changes in interest rates.
Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of a fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.
Securities of companies in the real estate industry include real estate investment trusts (“REITs”), including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Companies” for a discussion of the risks associated with investments in these companies.
Industry or Sector Investing
When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.
Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.
Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies. These companies are all subject to extensive regulation, rapid business changes and volatile performance dependent upon the availability and cost of capital, prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.
Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

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Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.
Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.
Utilities. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.
Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.
Initial Public Offerings (“IPOs”)
A Fund may invest a portion of its assets in shares of IPOs, consistent with its investment objectives and policies. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.
U.S. Government Securities
A Fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac.
High Yield (High Risk) Securities

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General. A Fund may invest in high yield (high risk) securities, consistent with its investment objectives and policies. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.
Interest Rate Risk. To the extent a Fund invests primarily in fixed income securities, the NAV of the Fund’s shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed income fund generally rise. Conversely, when interest rates rise, the value of a fixed income fund will decline.
Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.
These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit funds that invest in high yield securities from obtaining accurate market quotations to value securities and calculate NAV. If a Fund investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the subadviser to value its investments.
Less liquid secondary markets may also affect a Fund’s ability to sell securities at their fair value. A Fund may invest up to 15% (10% in the case of the Money Market Trust) of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a Fund’s assets invested in illiquid securities may increase.
Non-Investment Grade Corporate Debt Securities. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.
In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.
Non-Investment Grade Foreign Sovereign Debt Securities. Investing in non-investment grade foreign sovereign debt securities will expose Funds to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.
The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:

–	the obligor’s balance of payments, including export performance;

–	the obligor’s access to international credits and investments;

–	fluctuations in interest rates; and

–	the extent of the obligor’s foreign reserves.
Obligor’s Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt

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payments denominated in dollars could be adversely affected.
Obligor’s Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties’ lending commitments, thereby further impairing the obligor’s ability or willingness to service its debts on time.
Obligor’s Fluctuation in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates which are adjusted based upon international interest rates.
Obligor’s Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.
The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, a fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.
Sovereign obligors in developing and emerging countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:

–	reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds; and

–	obtaining new credit to finance interest payments.
Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
Securities in the Lowest Rating Categories. Certain debt securities in which a Fund may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody’s or S&P. These securities are rated Caa or lower by Moody’s or CCC or lower by S&P. These securities are considered to have the following characteristics:

–	extremely poor prospects of ever attaining any real investment standing;

–	current identifiable vulnerability to default;

–	unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions;

–	are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations; and/or

–	are default or not current in the payment of interest or principal.
Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a Fund with a commensurate effect on the value of the Fund’s shares.
HEDGING AND OTHER STRATEGIC TRANSACTIONS
Hedging refers to protecting against possible changes in the market value of securities a Fund already owns or plans to buy

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or protecting unrealized gains in the Fund. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used by a Fund, consistent with its investment objectives and policies, are described below:

–	exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,

–	financial futures contracts (including stock index futures);

–	interest rate transactions*;

–	currency transactions**;

–	swaps (including interest rate, index, equity, credit default swaps and currency swaps); and

–	structured notes, including hybrid or “index” securities.

*	A Fund’s interest rate transactions may take the form of swaps, caps, floors and collars.
**	A Fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.
Hedging and other strategic transactions may be used for the following purposes:

–	to attempt to protect against possible changes in the market value of securities held or to be purchased by a Fund resulting from securities markets or currency exchange rate fluctuations;

–	to protect a Fund’s unrealized gains in the value of its securities;

–	to facilitate the sale of a Fund’s securities for investment purposes;

–	to manage the effective maturity or duration of a Fund’s securities;

–	to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or

–	to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
General Characteristics of Options
Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Many hedging and other strategic transactions involving options require segregation of portfolio assets in special accounts, as described under “Use of Segregated and Other Special Accounts.”
Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving a fund the right to sell the instrument at the option exercise price.
If and to the extent authorized to do so, a Fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A Fund will not sell put options if, as a result, more than 50% of the Fund’s assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.
Risk of Selling Put Options. In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.
Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund’s purchase of a call option on an underlying instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.
Partial Hedge or Income to the Fund. If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by a fund or will increase a fund’s income. Similarly, the sale of put options can also provide fund gains.

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Covering of Options. All call options sold by a fund must be “covered” (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).
Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by a fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.
Exchange-Listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.
OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under “Eurodollar Instruments”) are cash settled for the net amount, if any, by which the option is “in-the-money” at the time the option is exercised. “In-the-money” means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
A fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:

–	insufficient trading interest in certain options;

–	restrictions on transactions imposed by an exchange;

–	trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits;

–	interruption of the normal operations of the OCC or an exchange;

–	inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or

–	a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.
The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.
OTC Options. OTC options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any Fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.
Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met. A Fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers,” or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the subadviser. In the absence of a change in the current position of the SEC’s staff, OTC options purchased by a Fund and the amount of the Fund’s obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

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Types of Options That May Be Purchased. A Fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.
A Fund reserves the right to invest in options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the investment objective and the restrictions set forth herein.
General Characteristics of Futures Contracts and Options on Futures Contracts
A Fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:

–	as a hedge against anticipated interest rate, currency or market changes;

–	for duration management;

–	for risk management purposes; and

–	to gain exposure to a securities market.
Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.
With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle”, such as Eurodollar, UK 90-day and Euribor futures; however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any, (in other words, the fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures contracts, a fund will have the ability to employ such futures contracts to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.
Use Will Be Consistent with Applicable Regulatory Requirements. A Fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.
Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.
Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.
Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a Fund (adjusted for the historical volatility relationship between such Fund and the contracts) will not exceed the total market value of the Fund’s securities.
Stock Index Futures
Definition. A stock index futures contract (an “Index Future”) is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.
Uses of Index Futures. Below are some examples of how Index Futures may be used:

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–	In connection with a Fund’s investment in common stocks, a Fund may invest in Index Futures while the subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.

–	A Fund may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund’s pending investment in such stocks when they do become available.

–	Through the use of Index Futures, a Fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a Fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a Fund.

–	A Fund may also invest in Index Futures in order to hedge its equity positions.
Hedging and other strategic transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. None of the Funds will act as a “commodity pool” (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).
Options on Securities Indices and Other Financial Indices
A Fund may purchase and sell call and put options on securities indices and other financial indices (“Options on Financial Indices”). In so doing, a Fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.
Yield Curve Options
A Fund may also enter into options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.
Yield curve options may be used for the same purposes as other options on securities. Specifically, a Fund may purchase or write such options for hedging purposes. For example, a Fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A Fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a Fund will be “covered.” A call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the Fund’s net liability under the two options. Therefore, a Fund’s liability for such a covered option is generally limited to the difference between the amounts of the Fund’s liability under the option written by the Fund less the value of the option held by it. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.

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Currency Transactions
A Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:

–	forward currency contracts;

–	exchange-listed currency futures contracts and options thereon;

–	exchange-listed and OTC options on currencies; and

–	currency swaps.
A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described under “Swap Agreements and Options on Swap Agreements”. A Fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.
A Fund’s dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.
A Fund may also engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.
When a fund enters into a non-deliverable forward transaction, its custodian will place segregated assets in a segregated account of the fund in an amount not less than the value of the fund’s total assets committed to the consummation of such non-deliverable forward transaction. If the additional segregated assets placed in the segregated account decline in value or the amount of the fund’s commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the fund’s commitments under the non-deliverable forward agreement.
Since a fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to pay under the agreement. If the counterparty defaults, the fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the fund will succeed in pursuing contractual remedies. The fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.
In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a fund could sustain losses on the non-deliverable forward transaction. A fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.
Transaction Hedging. Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of the fund’s securities or the receipt of income from them.

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Position Hedging. Position hedging involves entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.
Cross Hedging. A Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure.
Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund’s holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund’s securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund’s securities denominated in linked currencies.
Risk of Currency Transactions. Currency transactions are subject to risks different from other Fund transactions, as discussed below under “Risk Factors.” If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”
Combined Transactions
A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a Fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired Fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s objective.
Swap Agreements and Options on Swap Agreements
Among the hedging and other strategic transactions into which a Fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit, credit default and event-linked swaps, as well as other credit, equity and commodity derivatives. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“Swap Options”).
A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible, among others.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index). A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with its investment objective and general investment policies, a Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate,

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such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a fund may be required to pay a higher fee at each swap reset date.
A Fund may also enter into Swap Options. A Swap Option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may also write (sell) and purchase put and call Swap Options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a Swap Option. When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a Swap Option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by a fund would calculate the obligations of the parties to the agreement on a “net basis”. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of liquid assets, to avoid any potential leveraging of a fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.
A Fund may also be authorized to enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If a fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund’s portfolio. Such segregation or “earmarking” will not limit the fund’s exposure to loss.
Whether a Fund’s use of swap agreements or Swap Options will be successful in furthering its investment objective of total return will depend on the subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on a Fund by the Code may limit its ability to use swap agreements. The swaps market is a relatively

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new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a Fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that the subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for it. If a subadviser attempts to use a swap as a hedge against, or as a substitute for, the Fund investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the Fund investment. This could cause substantial losses for a Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.
Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.
To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Eurodollar Instruments
A Fund may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
Risks of Hedging and Other Strategic Transactions
Hedging and other strategic transactions have special risks associated with them, including:

–	possible default by the counterparty to the transaction;

–	markets for the securities used in these transactions could be illiquid; and

–	to the extent the subadviser’s assessment of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the Fund.

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Losses resulting from the use of hedging and other strategic transactions will reduce a fund’s NAV, and possibly income. Losses can be greater than if hedging and other strategic transactions had not been used.
Options and Futures Transactions. Options transactions are subject to the following additional risks:

–	option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option); and

–	options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.
Futures transactions are subject to the following additional risks:

–	The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund’s position.

–	Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.
Although a fund’s use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.
Currency Hedging. In addition to the general risks of hedging and other strategic transactions described above, currency hedging transactions have the following risks:

–	Currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.

–	Proxy hedging involves determining the correlation between various currencies. If the subadviser’s determination of this correlation is incorrect, a Fund’s losses could be greater than if the proxy hedging were not used.

–	Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.
Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.
Risks of Hedging and Other Strategic Transactions Outside the United States
When conducted outside the United States, hedging and other strategic transactions will not only be subject to the risks described above, but could also be adversely affected by:

–	foreign governmental actions affecting foreign securities, currencies or other instruments;

–	less stringent regulation of these transactions in many countries as compared to the United States;

–	the lack of clearing mechanisms and related guarantees in some countries for these transactions;

–	more limited availability of data on which to make trading decisions than in the United States;

–	delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States;

–	the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and

–	lower trading volume and liquidity.
Use of Segregated and Other Special Accounts

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Use of extensive hedging and other strategic transactions by a fund will require, among other things, that the fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated subcustodian, to the extent the fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency.
In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or other liquid assets at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.
Call Options. A call option on securities written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.
Put Options. A put option on securities written by a fund will require the fund to segregate cash or other liquid assets equal to the exercise price.
OTC Options. OTC options entered into by a fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a fund will not be required to do so. As a result, when a fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.
Currency Contracts. Except when a fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to a fund’s obligations or to segregate cash or other liquid assets equal to the amount of the fund’s obligations.
Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.
Swaps. A fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.
Caps, Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a fund’s net obligation, if any.
Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A Fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the Fund. In addition, if it holds a futures contracts or forward contract, a Fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other hedging and strategic transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.
Other Limitations
No Fund will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market

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value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the Fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, a Fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.
For purposes of this limitation, to the extent a Fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.
INVESTMENT RESTRICTIONS
There are two classes of investment restrictions to which JHT is subject in implementing the investment policies of the Funds: (a) fundamental; and (b) nonfundamental. Fundamental restrictions with respect to a Fund may only be changed by a vote of a majority of the Fund’s outstanding voting securities, which means a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. Nonfundamental restrictions are subject to change by the Trustees of a Fund without shareholder approval.
When submitting an investment restriction change to the holders of JHT’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular Fund if a majority of the outstanding voting securities (as described above) of the Fund vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other Fund affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of JHT.
Restrictions (1) through (8) are fundamental. Restrictions (9) through (12) are non-fundamental.
Fundamental
Unless a Fund is specifically excepted by the terms of a restriction:
(1) Each Fund (except Global Real Estate Trust, Health Sciences Trust, Natural Resources Trust, Real Estate Securities Trust, Real Estate Equity Trust, and Utilities Trust) may not concentrate, as that term is used in the 1940 Act, its investments in a particular industry in violation of the requirements of the 1940 Act, as amended, as as interpreted or modified by the SEC from time to time.
(2) Each Fund (except Core Equity Trust, Financial Services Trust, Global Bond Trust, Global Real Estate Trust, Growth Opportunities Trust, Growth Trust, Health Sciences Trust, Intrinsic Value Trust, Natural Resources Trust, Real Estate Securities Trust, Real Return Bond Trust, Utilities Trust, and U.S. Multi Sector Trust) has elected to be treated a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(3) Each Fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(4) Each fund may not engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.
(5) Each Fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.
(6) Each Fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7) Each Fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

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(8) Each Fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Non-Fundamental
Unless a Fund is specifically excepted by the terms of a restriction, each Fund will not:
(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable, except that the Money Market Trust and the Money Market Trust B may not invest in excess of 10% of its net assets in such securities or other investments.
(10) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the Fund’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.
(11) Purchase securities for the purpose of exercising control or management, except the Mutual Shares Fund.
(12) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (7)) as security for indebtedness any securities held by the Fund, except in an amount of not more than 10%* of the value of the Fund’s total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

*	33 1/3% in the case of the Small Company Value, Blue Chip Growth, Equity-Income, International Core, Science & Technology, Total Return, International Value, Mid Cap Stock, Health Sciences, Financial Services, All Cap Value, Utilities, Mid Cap Value, Fundamental Value, Natural Resources, Real Return Bond, Large Cap Value, Optimized All Cap, Emerging Growth, Small Cap Opportunities, Small Company, Core Equity, Classic Value, Optimized Value, U.S. Global Leaders Growth, Strategic Income, Money Market Trust B, 500 Index Trust B, International Equity Index Trust A, International Equity Index Trust B; Total Bond Market Trust A, Total Bond Market Trust B, Mid Value, Small Cap Value, Overseas Equity, Active Bond, Short-Term Bond, Managed, Large Cap, International Opportunities, Core Bond, U.S. High Yield Bond, Small Cap, Small Company Growth, Growth Opportunities, Value Opportunities, Vista, Intrinsic Value, Growth, U.S. Multi Sector, International Growth, Spectrum Income, Value & Restructuring, Index Allocation, International Small Company, Global Real Estate, Real Estate Equity, Mid Cap Value Equity, Absolute Return, Small Cap Intrinsic Value, Franklin Templeton Founding Allocation, Income, Mutual Shares, Mid Cap Intersection, Emerging Markets Value and High Income Trusts, Disciplined Diversification Trust, Capital Appreciation Value Trust and Growth Equity Trust.
15% in the case of the International Small Cap, Growth and Balanced Trusts;
50% in the case of the Value Trust.
If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of a Fund’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction, except in the case of the Money Market Trust and Money Market Trust B where the percentage limitation of restriction (9) must be met at all times. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadvisers assessment of the security), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of a Fund’s investment, resulting from market fluctuations or other changes in a Fund’s total assets will not require a Fund to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.
ADDITIONAL INVESTMENT RESTRICTIONS

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MONEY MARKET TRUST AND MONEY MARKET TRUST B
In addition to the above policies, the Money Market Trust and the Money Market Trust B are subject to certain restrictions required by Rule 2a-7 under the 1940 Act. In order to comply with such restrictions, the Money Market Trust and the Money Market Trust B will, among other things, not purchase the securities of any issuer if it would cause:

–	more than 5% of its total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and repurchase agreements fully collateralized by U.S. Government securities), except as permitted by Rule 2a-7 for certain securities for a period of up to three business days after purchase,

–	more than 5% of its total assets to be invested in “second tier securities,” as defined by Rule 2a-7, or

–	more than the greater of $1 million or 1% of its total assets to be invested in the second tier securities of that issuer.
STRATEGIC OPPORTUNITIES TRUST
In addition to the above policies, the Strategic Opportunities Trust will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Fund’s total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
INVESTMENT RESTRICTIONS THAT MAY BE CHANGED ONLY UPON 60 DAYS’ NOTICE TO SHAREHOLDERS
In order to comply with Rule 35d-1 under the 1940 Act, the following policies of the Funds named below are subject to change only upon 60 days’ prior notice to shareholders. Any other policy, other than one designated as a fundamental policy, is not subject to this 60-day notice requirement.

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500 INDEX TRUST
500 INDEX TRUST B
Under normal market conditions, the Funds invest at least 80% of their net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index.
ACTIVE BOND TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities.
BLUE CHIP GROWTH TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of large and medium-size blue chip growth companies.
CORE BOND TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities.
CORE EQUITY TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
EMERGING MARKETS VALUE TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market securities.
EMERGING SMALL COMPANY TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in securities of small cap companies.
EQUITY-INCOME TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities.
FINANCIAL SERVICES TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) are invested in companies that are principally engaged in financial services.
GLOBAL BOND TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.
GLOBAL REAL ESTATE TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of REITS and real estate companies including foreign REITS and real estate companies.
GROWTH EQUITY TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
HEALTH SCIENCES TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.
HIGH YIELD TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield debt securities, including corporate bonds and other fixed income securities (such as preferred stocks and convertible securities) which have the following ratings (or, if unrated, are considered to be of equivalent quality):

44

Rating Agency	Corporate Bonds, Preferred Stocks and Convertible Securities
Moody’s	Ba through C
Standard & Poor’s	BB through D
INTERNATIONAL EQUITY INDEX TRUST A
INTERNATIONAL EQUITY INDEX TRUST B
Under normal market conditions, each Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”) and (b) securities (which may or may not be included in the MSCI ACW ex-US Index) that the subadviser believes as a group will behave in a manner similar to the index.
INTERNATIONAL SMALL CAP TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign small cap companies.
INTERNATIONAL SMALL COMPANY TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies.
INVESTMENT QUALITY BOND TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds.
LARGE CAP TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of large cap companies.
LARGE CAP VALUE TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.
MID CAP INDEX TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the S&P 400 Index and (b) securities (which may or may not be included in the S&P 400 Index) that the subadviser believes as a group will behave in a manner similar to the index.
MID CAP INTERSECTION TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mid cap securities.
MID CAP STOCK TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies.
MID CAP VALUE EQUITY TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies.
MID CAP VALUE TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index.
NATURAL RESOURCES TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in natural resource-related companies.

45

OVERSEAS EQUITY TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities.
PACIFIC RIM TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region.
REAL ESTATE EQUITY TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the equity securities of real estate companies.
REAL ESTATE SECURITIES TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate companies.
REAL RETURN BOND TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds (either through cash market purchases, forward commitments, or derivative instruments) of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
SCIENCE & TECHNOLOGY TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and use of science and technology.
SHORT-TERM BOND TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities.
SMALL CAP TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies.
SMALL CAP GROWTH TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in small cap companies.
SMALL CAP INDEX TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the Russell 2000 Index and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index.
SMALL CAP INTRINSIC VALUE TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small cap securities.
SMALL CAP OPPORTUNITIES TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in small cap companies.
SMALL CAP VALUE TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small cap companies.
SMALL COMPANY TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small companies.

46

SMALL COMPANY GROWTH TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small cap companies.
SMALL COMPANY VALUE TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index.
STRATEGIC BOND TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.
TOTAL BOND MARKET TRUST A
TOTAL BOND MARKET TRUST B
Under normal market conditions, each Funds invest at least 80% of its net assets (plus any borrowing for investment purposes) in bonds.
TOTAL STOCK MARKET INDEX TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) (a) the common stocks that are included in the Wilshire 5000 Index and (b) securities (which may or may not be included in the Wilshire 5000 Index) that the subadviser believes as a group will behave in a manner similar to the index.
U.S. CORE TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in investments tied economically to the U.S.
U.S. GLOBAL LEADERS GROWTH TRUST
Under normal market conditions, the Fund invests least 80% of its net assets (plus any borrowing for investment purposes) in investments tied economically to the U.S.
U.S. GOVERNMENT SECURITIES TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities.
U.S. HIGH YIELD BOND TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. high yield debt securities.
U.S. LARGE CAP TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of U.S. companies with market capitalization greater than $500 million at the time of purchase.
U.S. MULTI SECTOR TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in investments tied economically to the U.S.
UTILITIES TRUST
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry.
PORTFOLIO TURNOVER
The annual rate of portfolio turnover will normally differ for each Fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. No portfolio turnover rate can be calculated for the Money Market

47

Trust due to the short maturities of the instruments purchased. Portfolio turnover is calculated by dividing the lesser of purchases or sales of Fund securities during the fiscal year by the monthly average of the value of the Fund’s securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less). The portfolio turnover rates for the Funds of JHT for the years ended December 31, 2007, 2006, and 2005 were as follows:

FUND	2007	2006	2005
500 Index Trust	5%	15%	11%
500 Index Trust B	13%	6%	13%++
Absolute Return Trust	N/A	N/A	N/A
Active Bond Trust	140%	207%	305%++
All Cap Core Trust	257%	240%	317%
All Cap Growth Trust	74%	117%	99%
All Cap Value Trust	63%	57%	78%
American Fundamental Holdings Trust	N/A	N/A	N/A
American Global Diversification Trust	N/A	N/A	N/A
Blue Chip Growth Trust	34%	37%	65%++
Capital Appreciation Trust	73%	114%++	101%
Capital Appreciation Value Trust	NA	NA	NA
Classic Value Trust	36%	47%	42%
Core Allocation Plus Trust	N/A	N/A	N/A
Core Bond Trust	336%	359%	619%+
Core Equity Trust	25%	35%	65%
Disciplined Diversification Trust	N/A	N/A	N/A
Dynamic Growth Trust	144%	45%	78%
Emerging Growth Trust	42%	192%	121%
Emerging Markets Value Trust	9%	N/A	N/A
Emerging Small Company Trust	70%	164%	54%
Equity-Income Trust	25%	16%	48%++
Financial Services Trust	12%	12%	51%++
Floating Rate Income Trust	N/A	N/A	N/A
Franklin Templeton Founding Allocation Trust	2%	N/A	N/A
Fundamental Value Trust	8%	18%	36%
Global Trust	40%	27%	24%
Global Allocation Trust	94%	90%	129%
Global Bond Trust	325%	204%	327%++
Global Real Estate Trust	87%	112%+	N/A
Growth Trust	N/A	N/A	N/A
Growth & Income Trust	120%	75%	101%
Growth Equity Trust	N/A	N/A	N/A
Growth Opportunities Trust	N/A	N/A	N/A
Health Sciences Trust	50%	52%	67%++
High Income Trust	73%	81%+	N/A
High Yield Trust	75%	90%	92%++
Income Trust	129%	N/A	N/A
Income & Value Trust	56%	62%	54%
Index Allocation Trust	2%	3%	N/A
International Core Trust	39%	39%	147%
International Equity Index Trust A	14%	9%	7%+
International Equity Index Trust B	9%	20%	9%
International Growth Trust	N/A	N/A	N/A
International Opportunities Trust	122%	102%	101%+
International Small Cap Trust	24%	41%	47%
International Small Company Trust	29%	51%+	N/A
International Value Trust	24%	38%	76%++
Intrinsic Value Trust	N/A	N/A	N/A
Investment Quality Bond Trust	70%	28%	30%
Large Cap Trust	43%	31%	46%+
Large Cap Value Trust	67%	61%++	105%

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FUND	2007	2006	2005
Lifecycle 2010 Trust	N/A	N/A	N/A
Lifecycle 2015 Trust	N/A	N/A	N/A
Lifecycle 2020 Trust	N/A	N/A	N/A
Lifecycle 2025 Trust	N/A	N/A	N/A
Lifecycle 2030 Trust	N/A	N/A	N/A
Lifecycle 2035 Trust	N/A	N/A	N/A
Lifecycle 2040 Trust	N/A	N/A	N/A
Lifecycle 2045 Trust	N/A	N/A	N/A
Lifecycle 2050 Trust	N/A	N/A	N/A
Lifecycle Retirement Trust	N/A	N/A	N/A
Lifestyle Aggressive Trust	44%	32%	112%
Lifestyle Balanced Trust	13%	19%	99%
Lifestyle Conservative Trust	27%	34%	104%
Lifestyle Growth Trust	17%	22%	111%
Lifestyle Moderate Trust	13%	19%	101%
Managed Trust	75%	74%	255%
Mid Cap Index Trust	29%	15%++	19%
Mid Cap Intersection Trust	87%	N/A	N/A
Mid Cap Stock Trust	133%	123%	196%++
Mid Cap Value Trust	50%	22%	35%
Mid Cap Value Equity Trust	30%	25%+	N/A
Mid Value Trust	69%	59%	47%
Money Market Trust	N/A	N/A	N/A
Money Market Trust B	N/A	N/A	N/A
Mutual Share Trust	48%	N/A	N/A
Natural Resources Trust	35%	28%	38%
Optimized All Cap Trust	159%	141%	133%
Optimized Value Trust	159%	155%	225%
Overseas Equity Trust	69%	32%	34%
Pacific Rim Trust	89%	46%	26%
Quantitative Mid Cap Trust	228%	188%	110%
Real Estate Equity Trust	51%	66%+	N/A
Real Estate Securities Trust	77%	67%	92%++
Real Return Bond Trust	911%	989%	1,239%+++
Science & Technology Trust	128%	194%	54%
Short-Term Bond Trust	60%	99%	36%
Small Cap Trust	131%	65%	129%+
Small Cap Growth Trust	104%	162%	140%
Small Cap Index Trust	15%	27%	29%
Small Cap Intrinsic Value Trust	21%	N/A	N/A
Small Cap Opportunities Trust	41%	36%	113%++
Small Cap Value Trust	46%	49%	68%
Small Company Trust	165%	143%	183%
Small Company Growth Trust	37%	49%	7%+
Small Company Value Trust	18%	16%	12%
Spectrum Income Trust	83%	75%	21%+
Strategic Bond Trust	83%	141%	59%
Strategic Income Trust	80%	125%	33%
Total Bond Market Trust A	91%	66%	N/A
Total Bond Market Trust B	38%	53%	18%
Total Return Trust	196%	254%	409%++
Total Stock Market Index Trust	11%	2%	21%
U.S. Core Trust	70%	71%	135%
U.S. Global Leaders Growth Trust	46%	20%	154%++
U.S. Government Securities Trust	108%	57%	26%
U.S. High Yield Bond Trust	84%	118%	134%+
U.S. Large Cap Trust	41%	29%	34%
U.S. Multi Sector Trust	65%	61%	5%+
Utilities Trust	92%	98%	100%

49

FUND	2007	2006	2005
Value Trust	73%	65%	67%
Value & Restructuring Trust	22%	14%	4%+
Value Opportunities	N/A	N/A	N/A
Vista Trust	121%	219%	32%+

+	Not Annualized.

++	The portfolio turnover rate does not include the assets acquired in the merger.

+++	Includes the effect of dollar roll transactions, if any.
Prior rates of portfolio turnover do not provide an accurate guide as to what the rate will be in any future year, and prior rates are not a limiting factor when it is deemed appropriate to purchase or sell securities for a Fund.
MANAGEMENT OF JHT
The business of JHT, an open-end management investment company, is managed by its Board of Trustees, including certain Trustees who are not “interested persons” of the Funds (as defined by the 1940 Act) (the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the Trustees and officers of JHT are also officers or directors of the Adviser, or officers or directors of the principal distributor to the funds, John Hancock Distributors, LLC (the “Distributor”). The tables below present certain information regarding the Trustees and officers of JHT, including their principal occupations. Each Trustee oversees all Funds of JHT, and some Trustees also oversee other funds in the John Hancock fund complex. As of December 31, 2007, the John Hancock fund complex consisted of 280 funds (including separate series of series mutual funds): JHF II (85 funds); JHT (125 funds); and 70 other John Hancock funds (the “John Hancock Fund Complex” or “Fund Complex”).
Independent Trustees

			NUMBER OF FUNDS IN
			FUND COMPLEX
NAME, ADDRESS	POSITION	PRINCIPAL OCCUPATION(S) AND OTHER	OVERSEEN BY
AND BIRTH YEAR	WITH JHT(1)	DIRECTORSHIPS DURING PAST FIVE YEARS	TRUSTEE
Charles L. Bardelis	Trustee (since 1988)	Director, Island Commuter Corp. (Marine Transport).	210
601 Congress Street Boston, MA 02210 Born: 1941		Trustee of John Hancock Funds II (since 2005); Former Trustee of John Hancock Funds III (2005 to 2006).

Peter S. Burgess 601 Congress Street Boston, MA 02210 Born: 1942	Trustee (since 2005)	Consultant (financial, accounting and auditing matters (since 1999); Certified Public Accountant; Partner, Arthur Andersen (prior to 1999).	210

		Director of the following publicly traded companies:
		PMA Capital Corporation (since 2004) and Lincoln Educational Services Corporation (since 2004).

		Trustee of John Hancock Funds II (since 2005); Former Trustee of John Hancock Funds III (2005 to 2006).

Elizabeth G. Cook 601 Congress Street Boston, MA 02210 Born: 1937	Trustee (since 2005) (2)	Expressive Arts Therapist, Massachusetts General Hospital (September 2001 to June 2007); Expressive Arts Therapist, Dana Farber Cancer Institute (September 2000 to January 2004); President, The Advertising Club of Greater Boston (1982 to 1998).	210

		Trustee of John Hancock Funds II (since 2005); Former Trustee of John Hancock Funds III (2005 to 2006).

Hassell H. McClellan 601 Congress Street	Trustee (since 2005) (2)	Associate Professor, The Graduate School of the Wallace E. Carroll School of Management, Boston College.	210

50

			NUMBER OF FUNDS IN
			FUND COMPLEX
NAME, ADDRESS	POSITION	PRINCIPAL OCCUPATION(S) AND OTHER	OVERSEEN BY
AND BIRTH YEAR	WITH JHT(1)	DIRECTORSHIPS DURING PAST FIVE YEARS	TRUSTEE
Boston, MA 02210 Born: 1945		Trustee of John Hancock Funds II (since 2005); Former Trustee of John Hancock Funds III (2005 to 2006); Trustee of Phoenix Edge Series Fund (since 2008).

James M. Oates 601 Congress Street Boston, MA 02210 Born: 1946	Trustee (since 2004)	Managing Director, Wydown Group (financial consulting firm)(since 1994); Chairman, Emerson Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997 — 2006).	210

		Director of the following publicly traded companies:
		Stifel Financial (since 1996); Investor Financial Services Corporation (1995 to 2007); Investors Bank and Trust (since 1995); and Connecticut River Bancorp, Director (since 1998).

		Trustee of John Hancock Funds II (since 2005); Former Trustee of John Hancock Funds III (2005 to 2006); Director, Phoenix Mutual Funds (since 1988).

F. David Rolwing 601 Congress Street Boston, MA 02210 Born: 1934	Trustee (since 1997)(3)	Former Chairman, President and CEO, Montgomery Mutual Insurance Company, 1991 to 1999. (Retired 1999.)	125

(1)	Because JHT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

(2)	Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I. Its separate series were combined with corresponding Funds of JHT on April 29, 2005.

(3)	Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. Its separate series were combined with corresponding Funds of JHT on December 31, 1996.
Interested Trustees

			NUMBER OF FUNDS
		PRINCIPAL OCCUPATION(S) AND	IN FUND COMPLEX
NAME, ADDRESS AND	POSITION	OTHER DIRECTORSHIPS DURING	OVERSEEN BY
BIRTH YEAR	WITH JHT(1)	PAST FIVE YEARS	TRUSTEE
James R. Boyle (2) 601 Congress Street Boston, MA 02210 Born: 1959	Trustee (since 2005)	Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC (holding company) and John Hancock Funds, LLC.; President, John Hancock Annuities; Executive Vice President, John Hancock Life Insurance Company (since June, 2004); President U.S. Annuities; Senior Vice President, The Manufacturers Life Insurance Company (U.S.A) (prior to 2004).	280

John D. Richardson (2)(3) 601 Congress Street Boston, MA 02210 Born: 1938	Trustee Emeritus (4) (since December 2006); Trustee (prior to December 2006)	Trustee of JHT prior to December 14, 2006. Retired; Former Senior Executive Vice President, Office of the President, Manulife Financial, February 2000 to March 2002 (Retired, March, 2002); Executive Vice President and General Manager, U.S. Operations, Manulife Financial, January 1995 to January 2000.	210

		Director of BNS Split Corp and BNS Split Corp II, each of which is a publicly traded company listed on the Toronto Stock Exchange (2005 to 2007).

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(1)	Because JHT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

(2)	The Trustee is an “interested person” (as defined in the 1940 Act) due to his prior position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the Adviser.

(3)	Mr. Richardson retired as Trustee effective December 14, 2006. On such date, Mr. Richardson became a Trustee Emeritus.
Principal Officers who are not Trustees

POSITION(S)
NAME, ADDRESS AND	HELD	PRINCIPAL OCCUPATION(S) AND OTHER
BIRTH YEAR	WITH JHT	DIRECTORSHIPS DURING PAST 5 YEARS
Keith F. Hartstein (1) 601 Congress Street Boston, MA 02210 Born: 1956	President (since 2005)	Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief Executive Officer, the Adviser, The Berkeley Group, John Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds II, John Hancock Funds III, and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc. (since 2005); Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005-2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

John G. Vrysen (1) 601 Congress Street Boston, MA 02210 Born: 1955	Chief Operating Officer (since 2007) Chief Financial Officer (2005- 2007)	Senior Vice President Manulife Financial Corporation (since 2006), Executive Vice President and Chief Financial Officer, John Hancock Funds, LLC, July 2005 to present; Senior Vice President and General Manager, Fixed Annuities, John Hancock Financial Services, September 2004 to July 2005; Executive Vice President, Operations, Manulife Wood Logan, July 2000 to September 2004.

Francis V. Knox, Jr. (1) 601 Congress Street Boston, MA 02210 Born: 1947	Chief Compliance Officer (since 2005)	Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and

52

POSITION(S)
NAME, ADDRESS AND	HELD	PRINCIPAL OCCUPATION(S) AND OTHER
BIRTH YEAR	WITH JHT	DIRECTORSHIPS DURING PAST 5 YEARS
Ethics & Compliance Officer, Fidelity Investments (until 2001).

Gordon M. Shone (1) 601 Congress Street Boston, MA 02210 Born: 1956	Treasurer (since 2005)	Treasurer, John Hancock Funds (since 2006); John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003-2005); Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President, John Hancock Investment Management Services, Inc. and John Hancock Advisers, LLC (since 2006), The Manufacturers Life Insurance Company (U.S.A.) (1998 to 2000).

Thomas M. Kinzler (1) 601 Congress Street Boston, MA 02110 Born: 1955	Chief Legal Officer (since 2006)	Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006); Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999-2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000-2004); Secretary and Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004-2006).

John D. Danello (1) 601 Congress Street Boston, MA 02110 Born: 1955	Secretary (since 2005)	Vice President/Chief Counsel, US Wealth Management, John Hancock Financial Services, Inc., February 2005 to present. Vice President/Chief Counsel, Life Insurance & Asset Management, Allmerica Financial Corporation, Inc., 2001 to February 2005.

Charles A. Rizzo (1) Born: 1959	Chief Financial Officer (since 2007)	Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (June 2007-Present); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005-June 2007); Vice President, Goldman Sachs (2005-June 2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005); Director, Tax and Financial Reporting, Deutsche Asset Management (2002-2003); Vice President and Treasurer, Deutsche Global Fund Services (1999-2002).

(1)	Affiliated with the Adviser.
Duties and Compensation of Trustees
JHT is organized as a Massachusetts business trust. Under JHT’s Declaration of Trust, the Trustees are responsible for managing the affairs of JHT, including the appointment of advisers and subadvisers. The Trustees may appoint officers of JHT who assist in managing the day-to-day affairs of JHT.

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The Board of Trustees met five times during JHT’s last fiscal year. The Board has a standing Audit Committee composed solely of Independent Trustees (Peter S. Burgess, Charles L. Bardelis and James M. Oates). The Audit Committee met four times during JHT’s last fiscal year to review the internal and external accounting and auditing procedures of JHT and, among other things, to consider the selection of an independent registered public accounting firm for JHT, approve all significant services proposed to be performed by its independent registered public accounting firm and to consider the possible effect of such services on their independence.
The Board of Trustees also has a Nominating Committee composed of all of the Independent Trustees. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee will consider nominees recommended by contract owners investing in JHT. Nominations should be forwarded to the attention of the Secretary of JHT at 601 Congress Street, Boston, MA 02210. Any shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934 in order to be considered by the Nominating Committee.
The Board of Trustees also has a standing Compliance Committee and three Investment Committees. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to JHT. The Compliance Committee is composed solely of Independent Trustees (Elizabeth G. Cook, Hassell H. McClellan and David Rolwing) (the Interested Trustees may serve as ex-officio members). The Compliance Committee met four times during the last fiscal year. Each Investment Committee reviews investment matters relating to a particular group of Funds. Each Investment Committee is composed solely of Independent Trustees (Investment Committee A: Elizabeth G. Cook and James M. Oates; Investment Committee B: Charles L. Bardelis and David Rolwing; Investment Committee C: Hassell H. McClellan and Peter S. Burgess (with the Interested Trustee and the President of JHT serving as an ex-officio member in certain cases). Each Investment Committee met five times during the last fiscal year.
JHT pays fees only to its Independent Trustees. Effective September 1, 2007, the Independent Trustees receive an annual retainer of $100,000 and a fee of $14,000 for each meeting of the Trustees that they attend in person. The Chairman of the Board of Trustees receives an additional $60,000 annual retainer. The Chairman of the Audit Committee receives $10,000 as an annual retainer. The Chairman of the Compliance Committee receives $7,500 as an annual retainer. Trustees are reimbursed for travel and other out-of-pocket expenses.

54

Compensation Table (1)

		TOTAL COMPENSATION FROM JOHN HANCOCK
	AGGREGATE COMPENSATION FROM JHT	FUND COMPLEX FOR FISCAL YEAR ENDED
NAMES OF TRUSTEE	FISCAL YEAR ENDED DECEMBER 31, 2007	DECEMBER 31, 2007
Independent Trustees:
Charles L. Bardelis	$161,000	$216,000
Peter S. Burgess	$171,000	$228,500
Elizabeth Cook	$168,500	$224,750
Hassell H. McClellan	$161,000	$216,000
James M. Oates	$221,000	$296,000
F. David Rolwing	$161,000	$161,000

Interested Trustees:
James R. Boyle	$0	$0

(1)	Compensation received for services as a Trustee. JHT does not have a pension, retirement or deferred compensation plan for any of its Trustees or officers.
Trustee Ownership of Funds
The table below lists the amount of securities of each JHT Fund beneficially owned by each Trustee as of December 31, 2007 (excluding those Funds that had not yet commenced operations on December 31, 2007). For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:
A — $0
B — $1 up to and including $10,000
C — $10,001 up to and including $50,000
D — $50,001 up to and including $100,000
E — $100,001 or more

	CHARLES	PETER	ELIZABE	HASSELL	JAMES	F.	JAMES
	L.	S.	TH	H.	M.	DAVID	R.
FUNDS*	BARDELIS	BURGE	G. COOK	MCCLELL	OATES	ROLWI	BOYLE
		SS		AN		NG
Financial Services	A	A	A	C	A	A	A
Global Bond	B	A	A	A	A	A	A
Lifestyle Aggressive	A	E	A	C	A	A	C
Lifestyle Balanced	A	A	E	A	A	E	A
Lifestyle Growth	A	A	A	A	E	A	A
Money Market	E	A	A	A	A	A	A
Natural Resources	A	A	A	C	A	A	A
Real Return Bond	B	A	A	A	A	A	A
Small Company Value	A	A	A	C	A	A	A
Total — John Hancock Fund	E	E	E	E	E	E	C
Complex**

*	Only Funds owned by a Trustee are listed.

**	Ms. Cook and Messrs. Bardelis, Boyle, Burgess, McClellan and Oates are also Trustees of JHF II, which is within the same family of investment companies as JHT.

55

INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES
The Advisory Agreement
Each Fund has entered into an investment management contract (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser provides supervision over all aspects of each Fund’s operations except those which are delegated to a custodian, transfer agent or other agent. Subject to the general supervision of the Trustees, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of the respective Funds and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees. In the case of the Lifestyle Trusts and the Franklin Templeton Founding Allocation Trust, the Adviser may elect directly to manage the investment and reinvestment of the assets of any of the Funds, subject to the approval of the Trustees. In directly managing the assets, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement.
JHT bears all costs of its organization and operation, including, but not limited to, expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser’s employees rendering such services to the Funds); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the Fund, the Adviser or any of their affiliates); expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.
Prior to the date of this SAI, the Advisory Agreement provided that the Adviser was responsible for providing investment management services as described above, as well as providing, at the expense of JHT, certain non-advisory services (including financial, accounting and administrative services). At a special meeting of shareholders of the Trust held on January 8, 2008, as adjourned to January 28, 2008 (April 14, 2008 in the case of the U.S. Multi Sector Trust) Trust shareholders approved an amendment to the Advisory Agreement transferring to a new Service Agreement with the Adviser the non-advisory services. Accordingly, pursuant to the Service Agreement, the Adviser provides JHT certain financial, accounting and administrative services such as legal services, tax, accounting, valuation, financial reporting and performance, compliance and service provider oversight as well as services related to the office of Chief Compliance Officer.
Adviser Compensation. As compensation for its services under the Advisory Agreement, the Adviser receives a fee from the Funds, computed separately for each as described in the Prospectus.
From time to time, the Adviser may reduce its fee or make other arrangements to limit a Fund’s expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund’s annual expenses fall below this limit.
For the fiscal years ended December 31, 2007, 2006 and 2005 the aggregate investment advisory fee paid by JHT under the fee schedule then in effect, absent the expense limitation provision, was $450,351,591, $368,192,849, and $303,374,183 allocated among the Funds as follows:

FUND	2007	2006	2005
500 Index Trust
Gross Fee	$7,294,227	$6,488,537	$5,528,545
Waivers	$(42,293)	$(34,102)	$(16,705)
Net Fee	$7,251,934	$6,454,435	$5,511,840
500 Index Trust B
Gross Fee	$5,756,092	$5,152,722	$3,819,670
Waivers	$(2,967,491)	$(2,677,386)	$(1,923,540)
Net Fee	$2,788,601	$2,475,336	$1,896,130

56

FUND	2007	2006	2005
Absolute Return Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Active Bond Trust
Gross Fee	$15,291,629	$13,301,008	$8,939,172
Waivers	$(67,976)	$(5,022)	$0
Net Fee	$15,223,653	$13,295,986	$8,939,172
All Cap Core Trust
Gross Fee	$5,908,327	$3,511,233	$1,902,798
Waivers	$(21,060)	$(1,219)	$0
Net Fee	$5,887,267	$3,510,014	$1,902,798
All Cap Growth Trust
Gross Fee	$3,322,384	$3,333,426	$4,969,132
Waivers	$(10,404)	$(807)	$0
Net Fee	$3,311,980	$3,332,619	$4,969,132
All Cap Value Trust
Gross Fee	$1,819,328	$2,577,916	$3,232,395
Waivers	$(5,184)	$(5,510)	$(3,690)
Net Fee	$1,814,144	$2,572,406	$3,228,705
American Fundamental Holdings Trust
Gross Fee	$1,720	$0	$0
Waivers	$(2,406)	$0	$0
Net Fee	$(686)	$0	$0
American Global Diversification Trust
Gross Fee	$3,404	$0	$0
Waivers	$(3,956)	$0	$0
Net Fee	$(552)	$0	$0
Blue Chip Growth Trust
Gross Fee	$23,592,740	$20,437,439	$17,653,311
Waivers	$(989,438)	$(494,620)	$(651,232)
Net Fee	$22,603,302	$19,942,819	$17,002,079
Capital Appreciation Trust
Gross Fee	$7,708,655	$5,518,609	$2,574,514
Waivers	$(28,524)	$(2,020)	$0
Net Fee	$7,680,131	$5,516,589	$2,574,514
Capital Appreciation Value Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Classic Value Trust
Gross Fee	$604,688	$446,939	$171,189
Waivers	$(2,013)	$(174)	$0
Net Fee	$602,675	$446,765	$171,189
Core Allocation Plus Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Core Bond Trust
Gross Fee	$1,665,125	$1,244,541	$1,025,760
Waivers	$(7,010)	$(443)	$0
Net Fee	$1,658,115	$1,244,098	$1,025,760
Core Equity Trust
Gross Fee	$4,744,118	$3,744,021	$4,052,636
Waivers	$(16,582)	$(1,059)	$0
Net Fee	$4,727,536	$3,742,962	$4,052,636

57

FUND	2007	2006	2005
Disciplined Diversification Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Dynamic Growth Trust
Gross Fee	$1,321,502	$1,518,209	$1,617,232
Waivers	$(3,891)	$(313)	$0
Net Fee	$1,317,611	$1,517,896	$1,617,232
Emerging Growth Trust
Gross Fee	$229,362	$230,647	$1,651,002
Waivers	$(770)	$(39,974)	$(2,219)
Net Fee	$228,592	$190,673	$1,648,783
Emerging Markets Value Trust
Gross Fee	$2,862,075	$0	$0
Waivers	$(9,433)	$0	$0
Net Fee	$2,852,642	$0	$0
Emerging Small Company Trust
Gross Fee	$2,440,083	$3,014,440	$4,540,570
Waivers	$(6,673)	$(2,777)	$(1,938)
Net Fee	$2,433,410	$3,011,663	$4,538,632
Equity-Income Trust
Gross Fee	$20,126,360	$18,788,587	$18,776,556
Waivers	$(848,406)	$(453,535)	$(699,060)
Net Fee	$19,277,954	$18,335,052	$18,077,496
Financial Services Trust
Gross Fee	$1,376,574	$1,303,334	$1,060,684
Waivers	$(4,399)	$(2,713)	$(34,497)
Net Fee	$1,372,175	$1,300,621	$1,026,187
Floating Rate Income Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Franklin Templeton Founding Allocation Trust
Gross Fee	$189,883	$0	$0
Waivers	$(216,254)	$0	$0
Net Fee	$(26,371)	$0	$0
Fundamental Value Trust
Gross Fee	$10,306,109	$7,939,119	$7,610,909
Waivers	$(36,558)	$(7,473)	$(250,146)
Net Fee	$10,269,551	$7,931,646	$7,360,763
Global Allocation Trust
Gross Fee	$2,775,359	$1,999,123	$1,484,826
Waivers	$(8,769)	$(573)	$0
Net Fee	$2,766,590	$1,998,550	$1,484,826
Global Bond Trust
Gross Fee	$8,274,328	$6,373,035	$6,283,587
Waivers	$(31,910)	$(4,961)	$(6,591)
Net Fee	$8,242,418	$6,368,074	$6,276,996
Global Real Estate Trust
Gross Fee	$4,535,851	$2,312,528	$0
Waivers	$(13,162)	$(838)	$0
Net Fee	$4,522,689	$2,311,690	$0
Global Trust
Gross Fee	$4,411,811	$3,178,108	$3,031,854
Waivers	$(90,085)	$(72,864)	$(190,667)
Net Fee	$4,321,726	$3,105,244	$2,841,187

58

FUND	2007	2006	2005
Growth Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Growth-Equity Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Growth Income Trust
Gross Fee	$14,031,647	$14,336,120	$14,400,563
Waivers	$(55,224)	$(4,306)	$(4,376)
Net Fee	$13,976,423	$14,331,814	$8,440,463
Growth Opportunities Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Health Sciences Trust
Gross Fee	$2,611,100	$2,578,376	$2,148,480
Waivers	$(137,172)	$(81,975)	$(62,314)
Net Fee	$2,473,928	$2,496,401	$2,086,166
High Income Trust
Gross Fee	$2,710,654	$1,380,440	$0
Waivers	$(10,874)	$(690)	$0
Net Fee	$2,699,780	$1,379,750	$0
High Yield Trust
Gross Fee	$12,975,302	$10,819,024	$9,837,898
Waivers	$(53,255)	$(8,399)	$(7,516)
Net Fee	$12,922,047	$10,810,625	$9,830,382
Income Trust
Gross Fee	$1,136,009	$0	$0
Waivers	$(4,509)	$0	$0
Net Fee	$1,131,500	$0	$0
Income & Value Trust
Gross Fee	$4,366,009	$4,803,533	$5,073,198
Waivers	$(14,493)	$(1,213)	$0
Net Fee	$4,351,516	$4,802,320	$5,073,198
Index Allocation Trust
Gross Fee	$118,364	$20,615	$0
Waivers	$(149,844)	$(48,796)	$0
Net Fee	$(31,480)	$(28,181)	$0
International Core Trust
Gross Fee	$13,590,181	$9,760,692	$6,442,455
Waivers	$(41,557)	$(2,642)	$0
Net Fee	$13,548,624	$9,758,050	$6,442,455
International Equity Index Trust A
Gross Fee	$1,849,677	$1,205,833	$489,900
Waivers	$(9,460)	$(2,999)	$(135,491)
Net Fee	$1,840,217	$1,202,834	$354,409
International Equity Index Trust B
Gross Fee	$2,716,997	$2,158,415	$1,254,366
Waivers	$(1,146,512)	$(937,573)	$(696,415)
Net Fee	$1,570,485	$1,220,842	$(557,951)
International Growth Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0

59

FUND	2007	2006	2005
International Opportunities Trust
Gross Fee	$7,339,267	$4,653,791	$2,249,136
Waivers	$(23,023)	$(1,377)	$0
Net Fee	$7,316,244	$4,652,414	$2,249,136
International Small Cap Trust
Gross Fee	$5,936,477	$5,290,949	$5,159,926
Waivers	$(17,311)	$(3,386)	$(2,785)
Net Fee	$5,919,166	$5,287,563	$5,157,141
International Small Company Trust
Gross Fee	$2,228,899	$1,293,292	$0
Waivers	$(6,055)	$(458)	$0
Net Fee	$2,222,844	$1,292,834	$0
International Value Trust
Gross Fee	$13,987,835	$11,551,657	$10,236,581
Waivers	$(263,977)	$(230,950)	$(450,001)
Net Fee	$13,723,858	$11,320,707	$9,786,580
Intrinsic Value Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Investment Quality Bond Trust
Gross Fee	$2,590,495	$2,362,925	$2,554,482
Waivers	$(11,700)	$(3,159)	$(2,453)
Net Fee	$2,578,795	$2,359,766	$2,552,029
Large Cap Trust
Gross Fee	$3,841,929	$1,301,217	$685,053
Waivers	$(15,803)	$(411)	$0
Net Fee	$3,826,126	$1,300,806	$685,053
Large Cap Value Trust
Gross Fee	$4,815,374	$2,792,932	$1,869,079
Waivers	$(16,063)	$(929)	$0
Net Fee	$4,799,311	$2,792,003	$1,869,079
Lifecycle 2010 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2015 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2020 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2025 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2030 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2035 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0

60

FUND	2007	2006	2005
Lifecycle 2040 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecylce 2045 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2050 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle Retirement Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifestyle Aggressive Trust
Gross Fee	$256,253	$247,814	$356,179
Waivers	$0	$(14,428)	$(14,982)
Net Fee	$256,253	$233,386	$341,197
Lifestyle Balanced Trust
Gross Fee	$4,026,995	$2,935,469	$2,263,005
Waivers	$0	$(35,606)	$(37,647)
Net Fee	$4,026,995	$2,899,863	$2,225,358
Lifestyle Conservative Trust
Gross Fee	$337,552	$274,250	$326,399
Waivers	$0	$(9,811)	$(16,244)
Net Fee	$337,552	$264,439	$310,155
Lifestyle Growth Trust
Gross Fee	$5,250,761	$3,425,135	$2,218,616
Waivers	$0	$(33,666)	$(32,808)
Net Fee	$5,250,761	$3,391,469	$2,185,808
Lifestyle Moderate Trust
Gross Fee	$893,537	$693,854	$651,563
Waivers	$0	$(12,086)	$(12,085)
Net Fee	$893,537	$681,768	$639,478
Managed Trust
Gross Fee	$10,551,655	$12,129,731	$13,851,727
Waivers	$(40,348)	$(3,337)	$0
Net Fee	$10,511,307	$12,126,394	$13,851,727
Mid Cap Index Trust
Gross Fee	$4,960,246	$2,556,837	$1,272,121
Waivers	$(27,897)	$(7,704)	$(5,952)
Net Fee	$4,932,349	$2,549,133	$1,266,169
Mid Cap Intersection Trust
Gross Fee	$1,683,478	$0	$0
Waivers	$(6,036)	$0	$0
Net Fee	$1,677,442	$0	$0
Mid Cap Stock Trust
Gross Fee	$9,750,741	$8,261,076	$6,855,294
Waivers	$(31,820)	$(13,444)	$(8,462)
Net Fee	$9,718,921	$8,247,632	$6,846,832
Mid Cap Value Equity Trust
Gross Fee	$1,151,167	$550,583	$0
Waivers	$(3,585)	$(221)	$0
Net Fee	$1,147,582	$550,362	$0

61

FUND	2007	2006	2005
Mid Cap Value Trust
Gross Fee	$4,664,118	$4,668,200	$5,825,921
Waivers	$(14,776)	$(6,644)	$(7,624)
Net Fee	$4,649,342	$4,661,556	$5,818,297
Mid Value Trust
Gross Fee	$1,978,152	$1,719,304	$1,645,060
Waivers	$(99,006)	$(50,223)	$(30,427)
Net Fee	$1,879,146	$1,669,081	$1,614,633
Money Market Trust
Gross Fee	$13,775,142	$12,374,716	$10,844,737
Waivers	$(78,759)	$(28,395)	$(27,423)
Net Fee	$13,696,383	$12,346,321	$10,817,314
Money Market Trust B
Gross Fee	$2,696,136	$2,413,578	$1,964,984
Waivers	$(1,233,272)	$(1,120,381)	$(1,042,052)
Net Fee	$1,462,864	$1,293,197	$922,932
Mutual Shares Trust
Gross Fee	$1,351,153	$0	$0
Waivers	$(224,563)	$0	$0
Net Fee	$1,126,590	$0	$0
Natural Resources Trust
Gross Fee	$11,200,579	$9,320,274	$6,966,033
Waivers	$(29,849)	$(10,008)	$(5,247)
Net Fee	$11,170,730	$9,310,266	$6,960,786
Optimized All Cap Trust
Gross Fee	$2,815,262	$2,157,031	$2,129,616
Waivers	$(11,042)	$(6,050)	$(6,729)
Net Fee	$2,804,220	$2,150,981	$2,122,887
Optimized Value Trust
Gross Fee	$4,638,379	$2,219,037	$2,095,251
Waivers	$(19,766)	$(952)	$0
Net Fee	$4,618,613	$2,218,085	$2,095,251
Overseas Equity Trust
Gross Fee	$5,485,366	$4,024,207	$2,431,998
Waivers	$(15,166)	$(1,040)	$0
Net Fee	$5,470,200	$4,023,167	$2,431,998
Pacific Rim Trust
Gross Fee	$1,398,514	$1,498,046	$931,033
Waivers	$(4,668)	$(3,936)	$(1,791)
Net Fee	$1,393,846	$1,494,110	$929,242
Quantitative Mid Cap Trust
Gross Fee	$306,882	$317,935	$890,044
Waivers	$(1,098)	$(76)	$0
Net Fee	$305,784	$317,859	$890,044
Real Estate Equity Trust
Gross Fee	$2,393,468	$1,640,199	$0
Waivers	$(107,426)	$(45,258)	$0
Net Fee	$2,286,042	$1,594,941	$0
Real Estate Securities Trust
Gross Fee	$5,705,579	$7,042,742	$7,953,455
Waivers	$(21,090)	$(9,778)	$(9,306)
Net Fee	$5,684,489	$7,032,964	$7,944,149
Real Return Bond Trust
Gross Fee	$7,731,012	$5,805,549	$4,301,354
Waivers	$(77,222)	$(4,137)	$(3,152)
Net Fee	$7,653,790	$5,801,412	$4,298,202

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FUND	2007	2006	2005
Science & Technology Trust
Gross Fee	$4,255,773	$4,457,660	$4,974,691
Waivers	$(116,474)	$(119,176)	$(148,018)
Net Fee	$4,139,299	$4,338,484	$4,826,673
Short-Term Bond Trust
Gross Fee	$1,613,328	$1,355,865	$1,373,402
Waivers	$(7,325)	$(612)	$0
Net Fee	$1,606,003	$1,355,253	$1,373,402
Small Cap Trust
Gross Fee	$1,622,255	$1,608,652	$1,157,054
Waivers	$(4,836)	$(465)	$0
Net Fee	$1,617,419	$1,608,187	$1,157,054
Small Cap Growth Trust
Gross Fee	$3,258,282	$3,122,161	$2,355,220
Waivers	$(8,186)	$(610)	$0
Net Fee	$3,250,096	$3,121,551	$2,355,220
Small Cap Index Trust
Gross Fee	$2,172,858	$1,942,340	$1,206,536
Waivers	$(11,885)	$(6,615)	$(6,694)
Net Fee	$2,160,973	$1,935,725	$1,199,842
Small Cap Intrinsic Value Trust
Gross Fee	$822,454	$0	$0
Waivers	$(2,875)	$0	$0
Net Fee	$819,579	$0	$0
Small Cap Opportunities Trust
Gross Fee	$4,244,974	$4,253,256	$3,676,573
Waivers	$(11,310)	$(935)	$0
Net Fee	$4,233,664	$4,252,321	$3,676,573
Small Cap Value Trust
Gross Fee	$4,587,497	$3,685,401	$2,720,962
Waivers	$(11,502)	$(849)	$0
Net Fee	$4,575,995	$3,684,552	$2,720,962
Small Company Trust
Gross Fee	$558,966	$689,264	$830,515
Waivers	$(1,374)	$(130)	$0
Net Fee	$557,592	$689,134	$830,515
Small Company Growth Trust
Gross Fee	$2,060,635	$816,967	$90,453
Waivers	$(5,748)	$(209)	$0
Net Fee	$2,054,887	$816,758	$90,453
Small Company Value Trust
Gross Fee	$7,056,696	$7,018,573	$7,457,013
Waivers	$(364,997)	$(210,990)	$(143,226)
Net Fee	$6,691,699	$6,807,583	$7,313,787
Spectrum Income Trust
Gross Fee	$7,234,631	$5,214,580	$641,105
Waivers	$(272,607)	$(112,384)	$(15,891)
Net Fee	$6,962,024	$5,102,196	$625,214
Strategic Bond Trust
Gross Fee	$4,553,195	$4,245,929	$6,437,799
Waivers	$(18,266)	$(4,365)	$(5,804)
Net Fee	$4,534,929	$4,241,564	$6,431,995
Strategic Income Trust
Gross Fee	$3,053,259	$1,652,840	$186,613
Waivers	$(11,980)	$(736)	$0
Net Fee	$3,041,279	$1,652,104	$186,613

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FUND	2007	2006	2005
Total Market Bond Trust A
Gross Fee	$614,629	$269,748	$0
Waivers	$(3,647)	$(2,954)	$0
Net Fee	$610,982	$266,794	$0
Total Market Bond Trust B
Gross Fee	$769,283	$795,138	$681,312
Waivers	$(449,808)	$(472,154)	$(322,343)
Net Fee	$319,475	$322,984	$358,969
Total Return Trust
Gross Fee	$14,798,686	$11,996,292	$10,278,843
Waivers	$(56,915)	$(15,453)	$(16,205)
Net Fee	$14,741,771	$11,980,839	$10,262,638
Total Stock Market Index Trust
Gross Fee	$2,374,689	$2,014,177	$1,570,595
Waivers	$(13,263)	$(4,176)	$(2,203)
Net Fee	$2,361,426	$2,010,001	$1,568,392
U.S. Core Trust
Gross Fee	$6,913,892	$8,243,219	$8,444,839
Waivers	$(23,835)	$(5,779)	$(4,376)
Net Fee	$6,890,057	$8,237,440	$8,440,463
U.S. Global Growth Leaders Trust
Gross Fee	$5,027,585	$3,676,104	$2,095,437
Waivers	$(36,693)	$(2,279)	$0
Net Fee	$4,990,892	$3,673,825	$2,095,437
U.S. Government Securities Trust
Gross Fee	$2,217,092	$2,445,049	$3,951,607
Waivers	$(9,535)	$(3,073)	$(3,264)
Net Fee	$2,207,557	$2,441,976	$3,948,343
U.S. High Yield Bond Trust
Gross Fee	$2,944,913	$1,883,922	$1,060,991
Waivers	$(10,960)	$(693)	$0
Net Fee	$2,933,953	$1,883,229	$1,060,991
U.S. Large Cap Trust
Gross Fee	$8,157,525	$6,668,635	$5,515,641
Waivers	$(26,441)	$(1,944)	$0
Net Fee	$8,131,084	$6,666,691	$5,515,641
U.S. Multi Sector Trust
Gross Fee	$11,820,756	$8,464,831	$1,016,405
Waivers	$(42,215)	$(2,757)	$0
Net Fee	$11,778,541	$8,462,074	$1,016,405
Utilities Trust
Gross Fee	$2,086,259	$1,364,931	$1,034,470
Waivers	$(6,901)	$(3,724)	$(2,105)
Net Fee	$2,079,358	$1,361,207	$1,032,365
Value Trust
Gross Fee	$2,689,672	$2,385,250	$2,168,619
Waivers	$(9,718)	$(704)	$0
Net Fee	$2,679,954	$2,384,546	$2,168,619
Value & Restructuring Trust
Gross Fee	$3,198,091	$2,089,078	$205,310
Waivers	$(10,635)	$(663)	$0
Net Fee	$3,187,456	$2,088,415	$205,310
Value Opportunities Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0

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FUND	2007	2006	2005
Vista Trust
Gross Fee	$1,233,639	$834,088	$96,053
Waivers	$(3,799)	$(234)	$0
Net Fee	$1,229,840	$833,854	$96,053
Subadvisory Agreements
Duties of the Subadvisers. Under the terms of each of the current subadvisory agreements, including the sub-subadvisory agreement with Western Asset Management Company Limited (“WAMCL”), the sub-subadvisory agreement with MFC Global (U.S.) and the Deutsche Subadvisory Consulting Agreement, the subadviser manages the investment and reinvestment of the assets of the assigned Funds (or portion thereof), subject to the supervision of the Board and the Adviser. (In the case of the WAMCL sub-subadvisory agreement, the Deutsche Subadvisory Consulting Agreement and the MFC Global (U.S.) sub-subadvisory agreement, the activities of the subadviser are also subject to the supervision of Western Asset Management Company in the case of the WAMCL sub-subadvisory agreement and MFC Global U.S.A in the case of the Deutsche Subadvisory Consulting Agreement and the MFC Global (U.S.) sub-subadvisory agreement.) The subadviser formulates a continuous investment program for each such Fund consistent with its investment objective and policies outlined in the Prospectus. Each subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board with respect to the implementation of such programs. (In the case of the Deutsche Subadvisory Consulting Agreement for the Lifestyle Trusts, Deutsche Investment Management Americas, Inc. (“DIMA”) does not purchase and sell securities but rather provides information and services to MFC Global U.S.A. to assist MFC Global U.S.A. in this process as noted below). Each subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned Funds.
Subadvisory Fees. As compensation for their services, the subadvisers receive fees from the Adviser computed separately for each Fund. In respect of the sub-subadvisory agreements and the subadvisory consulting agreement, the fees are paid by the subadviser to the entity providing the subadvisory or consulting services as described below.
DIMA Subadvisory Consulting Agreement for the Lifestyle Trust. The Prospectus refer to a subadvisory consulting agreement between MFC Global U.S.A. and DIMA for the provision of subadvisory consulting services to MFC Global U.S.A. in regards to the Lifestyle Trusts. A portion of the subadvisory fee paid to MFC Global U.S.A. by the Adviser is paid by MFC Global U.S.A. to DIMA. The Lifestyle Trusts do not incur any expenses in connection with DIMA’s services other than the advisory fee.
The information and services DIMA provides to MFC Global U.S.A. pursuant to the Subadvisory Consulting Agreement for the Funds are as follows:
DIMA will provide MFC Global U.S.A. the following information and services as may be requested by MFC Global U.S.A. from time to time:
–	calculate the probability that the subadvisers to the non-Lifestyle Trusts outperform their performance benchmarks;

–	perform statistical performance analysis of historical manager returns for managers that MFC Global U.S.A. would like to include in its potential line up on a quarterly basis;

–	using DIMA’s proprietary optimization technology, DIMA will seek to optimize the Lifestyle Trusts’ investments consistent with the performance objective specified by the subadviser (i.e. the probability of out-performing a benchmark, minimum shortfall relative to the benchmark, and specification of the benchmark for each Fund, and any constraints that MFC Global U.S.A. may specify on allocations to non-Funds) on a quarterly basis; and

–	consult with MFC Global U.S.A. to explain proposed allocations on a quarterly basis and review past performance of the Lifestyle Trusts provided that DIMA is given information on the performance of these Lifestyle Trusts and the actual allocations implemented.
MFC Global (U.S.) Sub-Subadvisory Agreement. The Prospectus refers to a sub-subadvisory agreement between MFC Global (U.S.) and MFC Global U.S.A., affiliates, under which MFC Global (U.S.) serves as sub-subadviser for the Absolute Return Trust. Under that agreement, MFC Global (U.S.) provides certain investment advisory services to MFC Global U.S.A. with its management of the Absolute Return Trust.

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WAMCL Sub-Subadvisory Agreement. The Prospectus refers to a sub-subadvisory agreement between Western Asset Management Company and WAMCL which is subject to certain conditions as set forth in the Prospectus. Under that agreement WAMCL provides certain investment advisory services to Western Asset Management Company relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Bond Trust and the High Yield Trust. Western Asset Management Company pays WAMCL, as full compensation for all services provided under the sub-subadvisory agreement, a portion of its subadvisory fee. JHT does not incur any expenses in connection with WAMCL’s services other than the advisory fee.
Franklin Mutual Expense Provision. Franklin Mutual Advisers, LLC (“Franklin Mutual”) may incur certain Expenses (as defined below) on behalf of the Mutual Shares Trust for which the Mutual Shares Trust and not Franklin Mutual will be responsible. In pursuing certain alternative investments, such as those in distressed debt and bankruptcy claims, private transactions and restructuring deals, Franklin Mutual will incur research, due diligence and other expenses. Franklin Mutual will bear all such expenses incurred prior to making an investment decision and Mutual Shares Trust will bear the Expenses incurred after an investment decision is made. “Expenses” shall mean:
(i) certain post investment decision, pre-acquisition due diligence expenses as part of the cost of acquisition of certain investment opportunities for the Mutual Shares Trust; and
(ii) certain post investment expenditures to protect or enhance an investment or to pursue other claims or legal action on behalf of the Mutual Shares Trust.
Franklin Mutual may incur similar expenses for other funds that it manages. Mutual Shares Trust shall be obligated to pay only its proportionate share of the Expenses with respect to the particular investment.
Business Arrangement Between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not JHT or a particular Fund) will pay to GMO a specified amount if the GMO subadvisory agreement is terminated within a five year period from the date of its effectiveness. The specified amount is $15 million in the case of the subadvisory agreement for the U.S. Core Trust (formerly, the Growth & Income Trust) and $5 million in the case of the subadvisory agreement for the International Core Trust (formerly, the International Stock Trust). The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each Fund and its shareholders, it will not recommend to the Board to terminate the applicable GMO subadvisory agreement or to reduce any of the fees payable thereunder to GMO for a five year period from the date of its effectiveness. Substantially similar agreements (with varying amounts to be paid upon termination) apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. JHT is not a party to any of these arrangements, and they are not binding upon JHT, JHT’s Funds subadvised by GMO or the Board. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of the GMO agreement for as long as the termination provisions described above remain in effect. In approving the advisory agreement and the GMO subadvisory agreements for the U.S. Core Trust and the International Core Trust, the Board, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.
Business Arrangement between MFC and Independence Investments LLC. As of May 31, 2006, Independence Investments LLC (“New Independence”), a subsidiary of Convergent Capital Management LLC (“Convergent”), became the subadviser to the Small Cap Trust and Growth & Income Trust. New Independence replaced Independence Investment LLC (“Old Independence”), a subsidiary of MFC, as subadviser to the Small Cap Trust and Growth & Income Trust. New Independence is the successor to substantially all of the business operations of Old Independence and assumed substantially all the assets and certain of the liabilities of Old Independence pursuant to an agreement between Old Independence, New Independence, the parent of Convergent and a subsidiary of MFC.
In consideration for the transfer of assets and liabilities of Old Independence to New Independence as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Fund, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreement with respect to the Small Cap Trust and Growth & Income Trust, the revenues earned by New Independence as a result of its subadvisory relationship with the Small Cap Trust and Growth & Income Trust would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC

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and Convergent imposes any limitations upon the rights of the Adviser, the Small Cap Trust and Growth & Income Trust’s investment adviser, to recommend termination of the subadvisory agreement with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the subadvisory agreement with New Independence for the periods for which contingent payments may be made to MFC. In approving the new subadvisory agreement with New Independence, the Board, including the Independent Trustees, was aware of and considered these potential conflicts of interest. Notwithstanding the potential conflicts of interest, the Board concluded that approval of the subadvisory agreement was in the best interest of the Fund’s shareholders.
Dimensional Fund Advisors
In the case of the Disciplined Diversification Trust, the Adviser has entered into an agreement with Dimensional Fund Advisers (“DFA”) in which DFA agrees that it will not for a period of five years serve as investment adviser (including subadviser) or distributor to another mutual fund that is sold to commission-based, broker-sold variable annuity products and that is managed in a style similar to the Disciplined Diversification Trust. (This provision does not apply to DFA’s Financial Advisor business and only applies to funds sold in John Hancock variable insurance product distribution channels.) In the event that DFA should advise such a fund, the agreement would entitle the Adviser to $1 million in liquidated damages during the first three years following commencement of fund operations and $500,000 for the following two years due to the fact that the Adviser and the distributor to the Disciplined Diversification Trust will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, DFA is not required to pay the Adviser such liquidated damages if the Disciplined Diversification Trust does not reach certain asset levels (which range from $150 million on the first anniversary of the fund’s commencement to $450 million on the fourth anniversary of the fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if DFA is terminated as subadviser to the Disciplined Diversification Trust, then DFA is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate DFA as subadviser to the Disciplined Diversification Trust for a five year period.
DFA has also agreed that if DFA or one of its affiliates advises, underwrites or distributes any commission-paid, broker-sold, open-end U.S. registered investment company offering Class A, B or C shares or any closed-end U.S. registered investment company that is classified in the Morningstar Moderate Allocation category, and that has an investment objective and policies substantially similar to those of the Disciplined Diversification Trust, then the Adviser will be offered a similar opportunity to reach terms with DFA to manage and distribute a similar fund. (This provision does not apply to activities and services through DFA Financial Advisors business and in particular funds DFA advises for AIG, Genworth Financial and AEGON, and their respective subsidiaries.)
Rainer Investment Management Inc.
Rainer Investment Management Inc. (“Rainer”) is also the subadviser to the JHF III John Hancock Rainer Growth Fund (the “JHF III Rainer Fund”). In connection with the management of this fund, the Adviser and Rainier have entered into an overall business arrangement under which Rainier has agreed not to offer investment management services to certain competitors of the Adviser for the investment strategies it manages for the Adviser for a period of up to three years. As part of this arrangement, the Adviser has agreed that under certain circumstances it (and not the JHF III Rainer Fund) will pay to Rainier specified amounts if total assets of John Hancock investment products subadvised by Rainier do not equal or exceed certain thresholds for a period of up to three years. Such amounts may total up to $7.5 million per year for each of the three years. As a further part of this arrangement, the Adviser has agreed that under certain circumstances it (and not the JHF III Rainer Fund) will pay to Rainier a specified amount if the Rainier subadvisory agreement for the JHF III Rainer Fund is terminated within a three-year period. Such amount may total up to $22.5 million. The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to the JHF III Rainer Fund and its shareholders, it will not support or recommend to the board of trustees of JHF III any termination of the Rainier subadvisory agreement with respect to the JHF III Rainer Fund for a three-year period. Neither JHF III nor the JHF III Rainer Fund is a party to any of these arrangements, and they are not binding upon the JHF III Rainer Fund or the JHF III board of trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of the JHF III Rainier subadvisory agreements for as long as these arrangements remain in effect.
Western Asset Management Company
Western Asset Management Company (“WAMCO”) is also the subadviser to the JHF II Floating Rate Income Fund, a series of John Hancock Funds II (the “JHF II Floating Rate Income Fund”). In connection with the management of the JHF II Floating Rate Income Fund, the Adviser has entered into an agreement with WAMCO in which WAMCO agrees that it will not to serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the JHF II Floating Rate Income Fund for a period of five years and the Adviser agrees that it will develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the JHF II Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the JHF II Floating Rate Income Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the fund’s commencement to $2 billion on the fourth anniversary of the fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the JHF II Floating Rate Income Fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the JHF II Floating Rate Income Fund for a five year period.
Affiliated Subadvisers. Both the Adviser and the subadvisers listed below are controlled by MFC:
MFC Global U.S.A. Limited, Declaration Management & Research LLC, and MFC Global (U.S.) (collectively, “Affiliated Subadvisers”).
Advisory arrangements involving Affiliated Subadvisers may present certain potential conflicts of interest. For each Fund subadvised by an Affiliated Subadviser, MFC will benefit not only from the net advisory fee retained by the Adviser but also from the subadvisory fee paid by the Adviser to the Affiliated Subadviser. Consequently, MFC may be viewed as benefiting financially from (i) the appointment of or continued service of Affiliated Subadvisers to manage the Funds; and (ii) the allocation of the assets of the Lifestyle Trusts, the Lifecycle Trusts, the Franklin Templeton Founding Allocation Trust, the Absolute Return Trust and Index Allocation Trust to the Funds having Affiliated Subadvisers. However, both the Adviser in recommending to the Board the appointment or continued service of Affiliated Subadvisers and MFC Global U.S.A. in allocating the assets of the Funds, have a fiduciary duty to act in the best interests of the Funds and their shareholders. In addition, under JHT’s “manager of managers” exemptive order received from the SEC, JHT is required to obtain shareholder approval of any subadvisory agreement appointing an Affiliated Subadviser as the subadviser to a Fund (in the case of a new Fund, the initial sole shareholder of the Fund, an affiliate of the Adviser and MFC, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.
Additional Information Applicable to Subadvisory Agreements
Term of Each Subadvisory Agreement. Each Subadvisory Agreement will initially continue in effect as to a Fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that Fund) and thereafter if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of that Fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.
Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the Agreement or (b) all of the Funds of JHT.
Failure of Shareholders to Approve Continuance of any Subadvisory Agreement. If the outstanding voting securities of any Fund fail to approve any continuance of any Subadvisory Agreement, the party may continue to act as investment subadviser with respect to such Fund pending the required approval of the continuance of such agreement or a new agreement with either that party or a different subadviser, or other definitive action.
Termination of the Agreements. The Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days’ written notice to the other party or parties to the Agreements, and also to the relevant Fund. The following parties may terminate the agreements:
–	the Board;

–	with respect to any Fund, a majority of the outstanding voting securities of such Fund;

–	the Adviser; and

–	the respective subadviser.
The Subadvisory Agreements will automatically terminate in the event of their assignment.
Under certain circumstances, the termination of the subadvisory agreement with GMO with respect to certain Funds within five years of its effective date may result in the payment to GMO by the Adviser (and not by the Funds) of a termination fee. See “Subadvisory Agreements — Business Arrangement Between the Adviser and GMO” above.

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Amendments to the Agreements. The subadvisory agreements may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the relevant Fund (except as noted below) and by the vote of a majority of the Independent Trustees of the applicable Fund, the Adviser or the subadviser.
The required shareholder approval of any amendment shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the amendment or (b) all the Funds of JHT.
As noted under “Subadvisory Arrangements and Management Biographies” in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than an Affiliated Subadviser) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for an Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.
Amount of Subadvisory Fees Paid. For the years ended December 31, 2007, 2006 and 2005, the Adviser paid aggregate subadvisory fees $171,153,985, $141,155,943, and $123,276,876, respectively, allocated among the Funds as follows:

FUND	2007	2006	2005
500 Index Trust	$205,133	$187,270	$175,694
500 Index Trust B	$174,045	$160,929	$108,105
Absolute Return Trust	N/A	N/A	N/A
Active Bond Trust	$3,822,957	$3,325,252	$1,737,284
All Cap Core Trust	$2,458,114	$1,494,731	$869,509
All Cap Growth Trust	$1,562,367	$1,568,671	$2,565,900
All Cap Value Trust	$829,028	$1,164,749	$1,540,152
American Fundamental Holdings Trust	$1,721	N/A	N/A
American Global Diversification Trust	$3,404	N/A	N/A
Blue Chip Growth Trust	$9,497,252	$9,036,171	$8,117,983
Capital Appreciation Trust	$2,929,024	$2,210,136	$1,237,964
Captial Appreciation Value Trust	N/A	N/A	N/A
Classic Value Trust	$264,551	$195,536	$80,813
Core Allocation Plus Trust	N/A	N/A	N/A
Core Bond Trust	$501,028	$402,429	$344,554
Core Equity Trust	$1,988,208	$1,593,865	$1,874,480
Disciplined Diversification Trust	N/A	N/A	N/A
Dynamic Growth Trust	$660,751	$778,076	$879,674
Emerging Growth Trust	$100,346	$100,908	$764,449
Emerging Markets Value Trust	$1,514,293	N/A	N/A
Emerging Small Company Trust	$1,308,086	$1,631,638	$2,585,611
Equity-Income Trust	$8,125,883	$8,325,768	$8,638,062
Financial Services Trust	$616,314	$584,271	$525,479
Floating Rate Income Trust	N/A	N/A	N/A
Franklin Templeton Founding Allocation Trust	$128,127	N/A	N/A
Fundamental Value Trust	$4,216,400	$3,272,307	$3,549,448
Global Allocation Trust	$1,306,052	$940,764	$732,238
Global Bond Trust	$2,955,117	$2,276,084	$2,342,546
Global Real Estate Trust	$2,348,330	$1,207,435	N/A
Global Trust	$1,897,407	$1,359,953	$1,383,276
Growth & Income Trust	$4,677,216	$4,778,707	$3,230,919
Growth Trust	N/A	N/A	N/A
Growth Equity Trust	N/A	N/A	N/A
Growth Opportunities Trust	N/A	N/A	N/A
Health Sciences Trust	$1,361,055	$1,473,358	$1,262,145

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FUND	2007	2006	2005
High Income Trust	$905,377	$462,468	N/A
High Yield Trust	$4,089,274	$3,440,918	$3,419,290
Income Trust	$502,556	N/A	N/A
Income & Value Trust	$1,896,225	$2,071,413	$2,306,498
Index Allocation Trust	39,060	$6,803	N/A
International Core Trust	$6,684,980	$4,814,721	$3,255,362
International Equity Index Trust A	$286,890	$189,799	$83,843
International Equity Index Trust B	$427,094	$342,780	$177,889
International Growth Trust	N/A	N/A	N/A
International Opportunities Trust	$3,539,243	$2,289,048	$1,216,976
International Small Cap Trust	$3,006,570	$2,698,304	$2,849,945
International Small Company Trust	$1,195,449	$706,572	N/A
International Value Trust	$6,024,400	$4,954,214	$4,439,202
Intrinsic Value Trust	N/A	N/A	N/A
Investment Quality Bond Trust	$620,888	$584,952	$677,698
Large Cap Trust	$1,399,573	$558,606	$2,222,090
Large Cap Value Trust	$2,133,322	$1,270,432	$926,979
Lifecycle 2010Trust	N/A	N/A	N/A
Lifecycle 2015 Trust	N/A	N/A	N/A
Lifecycle 2020 Trust	N/A	N/A	N/A
Lifecycle 2025 Trust	N/A	N/A	N/A
Lifecycle 2030 Trust	N/A	N/A	N/A
Lifecycle 2035 Trust	N/A	N/A	N/A
Lifecycle 2040 Trust	N/A	N/A	N/A
Lifecycle 2045 Trust	N/A	N/A	N/A
Lifecycle 2050 Trust	N/A	N/A	N/A
Lifecycle Retirement Trust	N/A	N/A	N/A
Lifestyle Aggressive Trust	$115,258	$114,687	$356,179
Lifestyle Balanced Trust	$1,809,597	$1,359,499	$2,263,005
Lifestyle Conservative Trust	$151,680	$126,968	$326,399
Lifestyle Growth Trust	$2,358,812	$1,585,623	$2,218,616
Lifestyle Moderate Trust	$401,644	$322,305	$651,562
Managed Trust	$3,770,566	$4,388,995	$3,163,466
Mid Cap Index Trust	$192,016	$148,976	$108,003
Mid Cap Intersection Trust	$812,710	N/A	N/A
Mid Cap Stock Trust	$4,499,683	$3,828,569	$3,294,522
Mid Cap Value Equity Trust	558,123	$267,426	N/A
Mid Cap Value Trust	$2,205,185	$2,215,747	$2,872,808
Mid Value Trust	$971,123	$928,581	$580,008
Money Market Trust	$729,793	$670,201	$647,801
Money Market Trust B	$256,781	$239,803	$156,884
Mutual Shares Trust	$717,800	N/A	N/A
Natural Resources Trust	$6,166,531	$5,132,342	$3,956,909
Optimized All Cap Trust	$1,021,279	$786,320	$814,464
Optimized Value Trust	$1,432,165	$754,361	$805,493
Overseas Equity Trust	$2,951,937	$2,218,994	$916,507
Pacific Rim Trust	$611,850	$655,395	$423,351
Quantitative Mid Cap Trust	$121,837	$123,774	$374,869
Real Estate Equity Trust	$1,040,220	$780,257	N/A
Real Estate Securities Trust	$2,037,707	$2,515,265	$2,950,999
Real Return Bond Trust	$2,655,993	$2,073,410	$1,603,172
Science & Technology Trust	$2,326,691	$2,547,234	$2,936,278
Short Term Bond Trust	$364,909	$311,036	$203,989
Small Cap Trust	$763,414	$757,012	$545,929
Small Cap Growth Trust	$1,883,304	$1,805,521	$959,032

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FUND	2007	2006	2005
Small Cap Index Trust	$145,631	$136,043	$102,784
Small Cap Intrinsic Value Trust	$411,227	N/A	N/A
Small Cap Opportunities Trust	$2,298,550	$2,313,402	$2,064,095
Small Cap Value Trust	$2,642,878	$2,127,372	$1,139,966
Small Company Trust	$316,888	$390,969	$488,374
Small Company Growth Trust	$1,163,896	$416,472	$50,282
Small Company Value Trust	$3,601,833	$3,932,796	$4,398,346
Spectrum Income Trust	$2,556,927	$2,035,129	$252,229
Strategic Bond Trust	$1,506,408	$1,431,477	$2,323,855
Strategic Income Trust	$1,076,151	$607,951	$73,431
Total Bond Market Trust A	$26,154	$11,479	N/A
Total Bond Market Trust B	$32,735	$33,836	$25,179
Total Return Trust	$5,285,245	$4,284,390	$3,852,013
Total Stock Market Index Trust	$169,922	$149,324	$125,401
U.S. Core Trust	$2,824,410	$3,356,600	$2,969,949
U.S. Global Growth Leaders Trust	$1,742,938	N/A	N/A
U.S. Government Securities Trust	$585,224	$661,930	$1,147,967
U.S. High Yield Bond Trust	$1,123,591	$725,363	$420,269
U.S. Large Cap Trust	$3,703,879	$3,031,198	$2,634,533
U.S. Multi Sector Trust	$4,770,352	$3,442,675	$415,516
Utilities Trust	$948,300	$628,759	$502,814
Value Trust	$1,050,342	$935,699	$892,928
Value & Restructuring Trust	$1,434,162	$969,455	$96,617
Value Opportunities Trust	N/A	N/A	N/A
Vista Trust	$604,624	$415,285	$48,026
OTHER SERVICES
Proxy Voting Policies
The Funds’ proxy voting policies and procedures delegate to the subadviser of each Fund the responsibility to vote all proxies relating to securities held by that Fund in accordance with the subadviser’s proxy voting policies and procedures. A subadviser has a duty to vote such proxies in the best interests of the Fund and its shareholders. The Value & Restructuring Trust’s subadviser has delegated its duty to vote securities held by this Fund to the Proxy Committee of its parent, United States Trust Company, National Association. Complete descriptions of JHT’s Procedures and the proxy voting procedures of each of the Fund subadvisers are set forth in Appendix IV to this SAI.
It is possible that conflicts of interest could arise for a subadviser when voting proxies. Such conflicts could arise, for example, when the subadviser or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the Fund, its Adviser or principal underwriter or any of their affiliates has an interest in the vote.
In the event a subadviser becomes aware of a material conflict of interest, JHT’s Procedures generally require the subadviser to follow any conflicts procedures that may be included in the subadvisers’ proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:
(a) voting pursuant to the recommendation of a third party voting service;
(b) voting pursuant to pre-determined voting guidelines; or
(c) referring voting to a special compliance or oversight committee.
The specific conflicts procedures of each subadviser are set forth in its proxy voting procedures included in Appendix IV. While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.
Although subadvisers have a duty to vote all proxies on behalf of the Funds they subadvise, it is possible that a subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely

70

manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the subadviser may determine that it is not in the best interests of the Fund to vote the proxies.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (1) without charge, upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC’s website at http://www.sec.gov.
DISTRIBUTOR; RULE 12B-1 PLANS
John Hancock Distributors, LLC, the Distributor, is the principal underwriter of JHT and distributes shares of JHT on a continuous basis. Other than the Rule 12b-1 payments and service fees described below, the Distributor does not receive compensation from JHT.
The Board has approved Rule 12b-1 Plans (the “Plans”) for Series I shares, Series II shares and, in the case of certain Funds, Series III shares. The purpose of each Plan is to encourage the growth and retention of assets of each Fund subject to a Plan.
Series I and Series II shares of each Fund and Series III shares of certain Funds are subject to Rule 12b-1 fees, as described in the Prospectus.
A portion of the Rule 12b-1 fee may constitute a “service fee” as defined in Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formerly, the National Association of Securities Dealers (“FINRA”).
Service fees are paid to the Distributor which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties which have agreed to provide with respect to the shares of JHT the kinds of services encompassed by the term “personal service and/or the maintenance of shareholder accounts” as defined in FINRA Conduct Rule 2830(d)(5).
Each Rule 12b-1 Plan is a compensation plan rather than a reimbursement plan and compensates the Distributor regardless of its expenses. Rule 12b-1 fees are paid to the Distributor.
To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:
–	for any expenses relating to the distribution of the shares of the class,

–	for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

–	for the payment of “service fees” that come within FINRA Conduct Rule 2830(d)(5).
Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.
The Plans authorize any payments in addition to fees described above made by a Fund to the Distributor or any of its affiliates, including the payment of any management or advisory fees, which may be deemed to be an indirect financing of distribution costs.
The Plans may not be amended to increase materially the amount to be spent by a Fund without such shareholder approval as is required by Rule 12b-1 under the 1940 Act (the “Rule”). All material amendments of a Plan must be approved in the manner described in the Rule. Each Plan shall continue in effect (i) with respect to a Fund only so long as the Plan is specifically approved for that Fund least annually as provided in the Rule and (ii) only while (a) a majority of the Trustees are not interested persons (as defined in the 1940 Act) of JHT, (b) incumbent disinterested Trustees select and nominate any new disinterested Trustees of JHT and (c) any person who acts as legal counsel for the disinterested Trustees is an independent legal counsel. Each Plan may be terminated with respect to any Fund at any time as provided in the Rule.

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During the fiscal year ended December 31, 2007, the following amounts were paid pursuant to the Plans:
Series I Shares

		DISTRIBUTION
		PAYMENT
`	SERVICE FEE	TO THE
FUND	PAYMENTS	DISTRIBUTOR
500 Index Trust	$686,837	$0
500 Index Trust B	N/A	$0
Active Bond Trust	$63,754	$0
All Cap Core Trust	$100,725	$0
All Cap Growth Trust	$115,394	$0
All Cap Value Trust	$33,555	$0
American Fundamental Holdings Trust	$97	$0
American Global Diversification Trust	$97	$0
Blue Chip Growth Trust	$320,049	$0
Capital Appreciation Trust	$122,982	$0
Capital Appreciation Value	N/A	$0
Classic Value Trust	$15,338	$0
Core Allocation Plus Trust	N/A	$0
Core Bond Trust	$69	$0
Core Equity Trust	$1,210	$0
Disciplined Diversification Trust	N/A	$0
Dynamic Growth Trust	$56,666	$0
Emerging Growth Trust	$960	$0
Emerging Markets Value Trust	$301	$0
Emerging Small Company Trust	$100,753	$0
Equity-Income Trust	$392,896	$0
Financial Services Trust	$32,738	$0
Floating Rate Income Trust	N/A	$0
Franklin Templeton Founding Allocation Trust	N/A	$0
Fundamental Value Trust	$97,807	$0
Global Trust	$169,963	$0
Global Allocation Trust	$46,225	$0
Global Bond Trust	$56,461	$0
Growth Equity Trust	N/A	$0
Health Sciences	$67,884	$0
High Yield	$67,104	$0
Income & Value	$225,240	$0
International Core	$70,188	$0
International Equity Index A	$137,014	$0
International Opportunities	$3,222	$0
International Small Cap	$84,093	$0
International Value	$214,058	$0
Investment Quality Bond	$85,454	$0
Large Cap	$113,184	$0
Large Cap Value	$42,779	$0
Lifecycle 2010	N/A	$0
Lifecycle 2015	N/A	$0
Lifecycle 2020	N/A	$0
Lifecycle 2025	N/A	$0
Lifecycle 2030	N/A	$0
Lifecycle 2035	N/A	$0
Lifecycle 2040	N/A	$0
Lifecycle 2045	N/A	$0

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		DISTRIBUTION
		PAYMENT
`	SERVICE FEE	TO THE
FUND	PAYMENTS	DISTRIBUTOR
Lifecycle 2050	N/A	$0
Lifecycle Retirement	N/A	$0
Lifestyle Aggressive	$117,921	$0
Lifestyle Balanced	$566,232	$0
Lifestyle Conservative	$90,771	$0
Lifestyle Growth	$506,560	$0
Lifestyle Moderate	$174,149	$0
Mid Cap Index	$212,768	$0
Mid Cap Intersection	$33	$0
Mid Cap Stock	$182,793	$0
Mid Cap Value	$117,322	$0
Mid Value Trust	$4,804	$0
Money Market	$1,226,147	$0
Natural Resources	$13,595	$0
Overseas Equity	$2,417	$0
Pacific Rim	$60,104	$0
Optimized All Cap	$147,346	$0
Optimized Value	$538	$0
Quantitative Mid Cap Trust	$5,413	$0
Real Estate Securities	$131,430	$0
Real Return	$3,730	$0
Science & Technology	$169,908	$0
Small Cap	$345	$0
Small Cap Growth	$12,812	$0
Small Cap Index	$116,503	$0
Small Cap Opportunities	$45,987	$0
Small Cap Value	$40,795	$0
Small Company	$1,931	$0
Small Company Value	$124,117	$0
Strategic Bond	$80,125	$0
Strategic Income	$5,836	$0
Total Bond Market A	$29,440	$0
Total Return	$174,052	$0
Total Stock Market Index	$130,275	$0
US Core	$413,159	$0
US Global Leaders	$16,008	$0
US Goverment Securities	$87,263	$0
U.S. High Yield Bond	$417	$0
U.S. Large Cap Value	$205,679	$0
Utilities	$84,857	$0
Value	$148,316	$0
Series II Shares

		DISTRIBUTION
		PAYMENT
	SERVICE FEE	TO THE
FUND	PAYMENTS	DISTRIBUTOR
500 Index	$260,922	$0
Active Bond	$1,437,051	$0
All Cap Core	$44,541	$0
All Cap Growth	$71,454	$0
All Cap Value	$150,586	$0
American Fundamental Holdings Trust	$25,565	$0
American Global Diversification Trust	$50,820	$0

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		DISTRIBUTION
		PAYMENT
	SERVICE FEE	TO THE
FUND	PAYMENTS	DISTRIBUTOR
Blue Chip Growth	$440,690	$0
Capital Appreciation	$262,751	$0
Capital Appreciation Value	N/A	$0
Classic Value	$80,279	$0
Core Allocation Plus Trust	N/A	$0
Core Bond	$7,008	$0
Core Equity	$127,489	$0
Disciplined Diversification	$81,649	$0
Dynamic Growth Trust	N/A	$0
Emerging Growth	$26,194	$0
Emerging Small Company	$121,854	$0
Equity Income	$773,516	$0
Financial Services	$132,680	$0
Floating Rate Income	N/A	$0
Founding Allocation Trust	$1,023,532	$0
Fundamental Value	$1,116,642	$0
Global	$156,019	$0
Global Allocation	$563,987	$0
Global Bond	$556,438	$0
Growth Equity	N/A	$0
Health Sciences	$203,645	$0
High Yield	$228,337	$0
Income & Value	$241,431	$0
Index Allocation	$591,821	$0
International Core	$133,723	$0
International Equity Index A	$94,322	$0
International Opportunities	$166,883	$0
International Small Cap	$189,019	$0
International Value	$666,758	$0
Investment Quality Bond	$394,506	$0
Large Cap	$38,334	$0
Large Cap Value	$144,401	$0
Lifecycle 2010	N/A	$0
Lifecycle 2015	N/A	$0
Lifecycle 2020	N/A	$0
Lifecycle 2025	N/A	$0
Lifecycle 2030	N/A	$0
Lifecycle 2035	N/A	$0
Lifecycle 2040	N/A	$0
Lifecycle 2045	N/A	$0
Lifecycle 2050	N/A	$0
Lifecycle Retirement	N/A	$0
Lifestyle Aggressive	$878,176	$0
Lifestyle Balanced	$21,261,783	$0
Lifestyle Conservative	$1,573,055	$0
Lifestyle Growth	$28,704,955	$0
Lifestyle Moderate	$4,498,354	$0
Mid Cap Index	$260,299	$0
Mid Cap Intersection	$1,802	$0
Mid Cap Stock	$485,011	$0
Mid Cap Value	$497,946	$0
Mid Value Trust	$45,570	$0
Money Market	$1,116,678	$0
Natural Resources	$664,975	$0
Overseas Equity	$19,268	$0

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		DISTRIBUTION
		PAYMENT
	SERVICE FEE	TO THE
FUND	PAYMENTS	DISTRIBUTOR
Pacific Rim	$113,560	$0
Optimized All Cap	$258,597	$0
Optimized Value	$58,002	$0
Quantitative Mid Cap Trust	$62,578	$0
Real Estate Securities	$400,505	$0
Real Return	$254,486	$0
Science & Technology	$157,700	$0
Small Cap	$3,331	$0
Small Cap Growth	$88,322	$0
Small Cap Index	$246,445	$0
Small Cap Opportunities	$165,715	$0
Small Cap Value	$185,986	$0
Small Company	$16,039	$0
Small Company Value	$434,388	$0
Strategic Bond	$265,638	$0
Strategic Income	$44,743	$0
Strategic Opportunities	$19,119	$0
Total Bond Market Trust A	$1,463	$0
Total Return	$590,648	$0
Total Stock Market Index	$190,921	$0
U.S Core	$201,213	$0
U.S. Global Leaders Growth	$66,076	$0
US Government Securities	$208,568	$0
U.S. High Yield Bond	$6,499	$0
U.S. Large Cap Value	$264,408	$0
Utilities	$178,068	$0
Value	$149,653	$0
PORTFOLIO BROKERAGE
Pursuant to the subadvisory agreements, the subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Funds. The subadvisers have no formula for the distribution of Fund brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable Fund. The cost of securities transactions for each Fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.
Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the subadvisers will give consideration to a number of factors, including:
–	price, dealer spread or commission, if any;

–	the reliability, integrity and financial condition of the broker-dealer;

–	size of the transaction;

–	difficulty of execution;

–	brokerage and research services provided; and

–	confidentiality and anonymity.
Consideration of these factors by a subadviser, either in terms of a particular transaction or the subadviser’s overall responsibilities with respect to a Fund and any other accounts managed by the subadviser, could result in the applicable Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

75

- Regular Broker-Dealers. The table below presents information regarding the securities of the Funds’ regular broker-dealers* (or the parent of the regular broker-dealers) that were held by the Funds as of the fiscal year ended December 31, 2007.

Aggregate Value of Securities of each Regular
Regular Broker-Dealer	Broker or Dealer (or its Parent) held by Funds
Bank of America	$68,199,451,798
Citigroup	$66,746,970,096
Credit Suisse First Boston	$34,325,663,831
Deutsche Bank	$33,629,154,784
Goldman Sachs	$31,341,427,926
JP Morgan Chase	$30,413,136,971
Lehman Brothers	$28,884,235,272
Merrill Lynch	$25,187,745,289
Morgan Stanley	$24,812,467,378
UBS	$21,165,912,554

*	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.
Soft Dollar Considerations. In selecting brokers and dealers, the subadvisers may give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadviser. In placing a purchase or sale order, a subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadviser’s overall responsibilities with respect to the Fund and any other accounts managed by the subadviser. In addition to statistical, quotation, brokerage or valuation services, a subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Fund brokerage. The portion not attributable to research will be paid by the subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A “step-out” is an arrangement by which a subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.
Subadvisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because a subadviser and its affiliates receive such services.
As noted above, a subadviser may purchase new issues of securities for a Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the subadviser with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other subadviser clients, and the subadviser without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended, because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is

76

higher than that which is available for secondary market transactions.
Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:
–	the value of securities;

–	the advisability of purchasing or selling securities;

–	the availability of securities or purchasers or sellers of securities; and

–	analyses and reports concerning (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends and (e) Fund strategy.
Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the subadviser by or through a broker.
To the extent research services are used by a subadviser, such services would tend to reduce such party’s expenses. However, the subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the subadvisers from brokers or dealers executing transactions for the Funds, which may not be used in connection with a Fund, will also be available for the benefit of other funds and accounts managed by the subadvisers. The subadviser of the Value & Restructuring Trust has delegated to one of its affiliates the discretion to select broker-dealers and to determine the commissions, pricing and timing of transactions effected for that Fund and may share with such affiliate for the benefit of the affiliate’s other clients any such brokerage and research services that it obtains from broker- dealers.
Comission Recapture Program. The Board of Trustees of JHT has adopted a commission recapture program. Under the program, a percentage of commissions generated by a Fund’s portfolio transactions is rebated to that Fund by the broker-dealers and credited to short-term security gain/loss.
Allocation of Trades by the Subadvisers. The subadvisers manage a number of accounts other than the Funds. Although investment determinations for the Funds will be made by the subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the Funds by the subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Funds and other accounts. In such circumstances, the subadvisers may determine that orders for the purchase or sale of the same security for the Funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadvisers to be equitable and in the best interests of the Funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that their participation in such transactions on balance will produce better overall results for the Fund.
Affiliated Underwriting Transactions by the Subadvisers. JHT has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the subadviser participates. These procedures prohibit a Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase.
Brokerage Commission Paid. For the years ended December 31 2007, 2006 and 2005, JHT paid brokerage commissions in connection with portfolio transactions of $41,450,836, $39,288,790 and $40,711,993, respectively, allocated among the Funds as follows:

	2007	2006	2005
500 Index Trust	$72,026	$105,034	$69,163
500 Index Trust B	$18,968	$17,665	$37,890
Absolute Return Trust	N/A	N/A	N/A
Active Bond Trust	N/A	$8,999	N/A
All Cap Core Trust	$928,552	$504,261	$405,783

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	2007	2006	2005
All Cap Growth Trust	$595,219	$967,778	$1,175,995
All Cap Value Trust	$263,076	$275,218	$550,795
Blue Chip Growth Trust	$1,087,761	$1,382,198	$1,658,390
Capital Appreciation Trust	$1,310,557	$1,409,074	$475,396
Capital Appreciation Value Trust	N/A	N/A	N/A
Classic Value Trust	$50,552	$96,182	$37,110
Core Allocation Plus Trust	N/A	N/A	N/A
Core Bond Trust	N/A	N/A	N/A
Core Equity Trust	$333,144	$372,207	$560,178
Disciplined Diversification Trust	N/A	N/A	N/A
Dynamic Growth Trust	$457,848	N/A	N/A
Emerging Growth Trust	$39,554	$155,501	$871,800
Emerging Markets Value Trust	$807,256	N/A	N/A
Emerging Small Company Trust	$536,457	$1,006,364	$971,220
Equity-Income Trust	$770,767	$717,267	$1,098,833
Financial Services Trust	$34,364	$15,651	$78,098
Floating Rate Income Trust	N/A	N/A	N/A
Fundamental Value Trust	$272,248	$264,577	$330,986
Global Allocation Trust	$218,754	$201,890	$191,744
Global Bond Trust	N/A	N/A	N/A
Global Real Estate Trust	$1,214,931	$2,343,205	N/A
Global Trust	$757,331	$378,363	$351,702
Growth & Income	$4,474,253	$831,803	$5,063,553
Growth Equity Trust	N/A	N/A	N/A
Growth Opportunities Trust	N/A	N/A	N/A
Growth Trust	N/A	N/A	N/A
Health Sciences Trust	$242,700	$283,232	$308,239
High Income Trust	$45,509	$108,272	N/A
High Yield Trust	N/A	N/A	$5
Income & Value Trust	$224,565	$193,703	$378,530
Income Trust	$123,172	N/A	N/A
Index Allocation Trust	N/A	N/A	N/A
International Core Trust	$785,627	$606,468	$1,413,165
International Equity Index Trust A	$77,695	$103,067	$24,684
International Equity Index Trust B	$70,304	$97,945	$144,070
International Growth Trust	N/A	N/A	N/A
International Opportunities Trust	$2,200,201	$1,781,650	$997,046
International Small Cap Trust	$656,841	$693,036	$782,395
International Small Company Trust	$145,350	$413,869	N/A
International Value Trust	$1,108,500	$1,637,930	$2,056,263
Intrinsic Value Trust	N/A	N/A	N/A
Investment Quality Bond Trust	N/A	N/A	N/A
Large Cap Trust	$370,514	$149,505	$142,934
Large Cap Value Trust	$159,167	$119,387	$102,786
Lifecycle 2010 Trust	N/A	N/A	N/A
Lifecycle 2015 Trust	N/A	N/A	N/A
Lifecycle 2020 Trust	N/A	N/A	N/A

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	2007	2006	2005
Lifecycle 2025 Trust	N/A	N/A	N/A
Lifecycle 2030 Trust	N/A	N/A	N/A
Lifecycle 2035 Trust	N/A	N/A	N/A
Lifecycle 2040 Trust	N/A	N/A	N/A
Lifecycle 2045 Trust	N/A	N/A	N/A
Lifecycle 2050 Trust	N/A	N/A	N/A
Lifecycle Retirement Trust	N/A	N/A	N/A
Lifestyle Aggressive Trust	N/A	N/A	N/A
Lifestyle Balanced Trust	N/A	N/A	N/A
Lifestyle Conservative Trust	N/A	N/A	N/A
Lifestyle Growth Trust	N/A	N/A	N/A
Lifestyle Moderate Trust	N/A	N/A	N/A
Managed Trust	$852,349	$872,948	N/A
Mid Cap Index Trust	$145,297	$117,387	$29,452
Mid Cap Intersection Trust	$593,682.62	N/A	N/A
Mid Cap Stock Trust	$2,454,098	$2,557,393	$3,407,708
Mid Cap Value Equity Trust	$81,796	$104,548	N/A
Mid Cap Value Trust	$293,288	$389,895	$463,591
Mid Value Trust	$279,439	$236,311	$243,925
Money Market Trust	N/A	N/A	N/A
Money Market Trust B	N/A	N/A	N/A
Mutual Shares Trust	$210,058	N/A	N/A
Natural Resources Trust	$647,644	$452,499	$263,948
Optimized All Cap Trust	$1,006,123	916,296	$788,600
Optimized Value Trust	$1,732,177	$903,366	$793,026
Overseas Equity Trust	$635,499	$315,575	$203,268
Pacific Rim Trust	$728,758	$360,459	$176,929
Quantitative Mid Cap Trust	$145,241	$131,585	$255,893
Real Estate Equity Trust	$130,336	$272,273	N/A
Real Estate Securities Trust	$1,438,075	$1,461,705	$2,142,743
Real Return Bond Trust	N/A	N/A	N/A
Science & Technology Trust	$1,288,722	$1,454,620	$839,394
Short-Term Bond Trust	N/A	N/A	N/A
Small Cap Growth Trust	$672,440	$1,033,787	$856,118
Small Cap Index Trust	$50,760	$103,456	$100,780
Small Cap Intrinsic Value Trust	$491,051	N/A	N/A
Small Cap Opportunities Trust	$513,624	$427,769	$1,018,339
Small Cap Trust	$550,860	$425,252	$652,321
Small Cap Value Trust	$307,844	$324,230	$564,359
Small Company Growth Trust	$228,267	$116,457	$217,454
Small Company Trust	$67,338	$104,193	$199,776
Small Company Value Trust	$280,370	$235,325	$259,723
Spectrum Income Trust	$71,261	$53,437	$170,593
Strategic Bond Trust	N/A	N/A	N/A
Strategic Income Trust	$7,113.93	$20,621	$2
Total Bond Market Trust A	N/A	N/A	N/A
Total Bond Market Trust B	N/A	N/A	N/A

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	2007	2006	2005
Total Return Trust	N/A	N/A	$1,475
Total Stock Market Index Trust	$23,546	$5,256	$38,490
U. S. Core Trust	$867,416	$3,705,661	$1,502,451
U.S. Global Leaders Growth Trust	$844,711	$495,348	$1,122,028
U.S. Government Securities Trust	N/A	N/A	N/A
U.S. High Yield Bond Trust	$2,018	$4,492	N/A
U.S. Large Cap Trust	$565,484	$476,356	$750,072
U.S. Multi Sector Trust	$1,363,510	$817,237	$484,324
Utilities Trust	$582,182	$409,642	$327,723
Value & Restructuring Trust	$278,189	$208,297	$98,368
Value Opportunities Trust	N/A	N/A	N/A
Value Trust	$430,531	$513,599	$617,163
Vista Trust	$135,970	$192,634	$41,165
REDEMPTION OF SHARES
JHT will redeem all full and fractional Fund shares for cash at the NAV per share of each Fund. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:
–	trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

–	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or

–	the SEC by order so permits for the protection of security holders of JHT.
Special Redemptions. Although it would not normally do so, a Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When a shareholder sells any portfolio securities received in a redemption of Fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the Fund’s NAV.
JHT has adopted Procedures Regarding Redemptions in Kind by Affiliates (the “Procedures”) to facilitate the efficient and cost effective movement of portfolio assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company, such as a Fund, from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in kind distribution of portfolio securities. However, under a no-action letter issued by the SEC, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in kind redemptions by affiliated Fund shareholders subject to specified conditions, including that:
–	the distribution is effected through a pro rata distribution of the distributing Fund’s portfolio securities;

–	the distributed securities are valued in the same manner as they are in computing the Fund’s NAV;

–	neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and

–	the Trustees of JHT, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the Fund.
DETERMINATION OF NET ASSET VALUE
For purposes of calculating the NAV of a Fund’s shares, the following procedures are utilized wherever applicable.
For purposes of calculating the NAV per share of each Fund, investment transactions are accounted for on a “trade date plus

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one basis” (i.e. the business day following the trade date). However, for financial reporting purposes, investment transactions are reported on the trade date.
Except for the types of securities described below, securities held by the Funds will be valued as follows:
–	Securities which are traded on stock exchanges (including securities traded in both the OTC market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day –time trading of the NYSE on the day the securities are being valued, or, lacking any sales, at the closing bid prices.

–	Securities traded only in the OTC market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day –time trading on the NYSE.

–	Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.

–	A Fund’s interest in entities such as limited partnerships and other pooled investment vehicles, such as hedge funds, will be subject to fair valuation. In general, the fair value of a Fund’s interest in a hedge fund will represent the amount that the Fund could reasonably expect to receive from a hedge fund or from a third party if the Fund’s interest was redeemed or sold at the time of valuation, based on information available at the time the valuation is made that the Fund reasonably believes to be reliable. In determining fair value for investments in hedge funds, a Fund ordinarily may rely upon the fair value information provided to it by the administrator for and/or manager of a hedge fund in which the Fund has invested, computed in compliance with the hedge fund’s valuation policies and procedures, in addition to any other relevant information available at the time of valuation. In certain instances, the Trustees or their designee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

–	Shares of the underlying Funds held by the Lifestyle Trusts, the Index Allocation Trust, the Franklin Templeton Founding Allocation Trust and the Absolute Return Trust are valued at their NAV as described in the Prospectus under “Purchase and Redemption of Shares.”
Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.
Debt Instruments with Remaining Maturities of 60 Days or Less. Debt instruments with a remaining maturity of 60 days or less held by each of the Funds, other than the Money Market Trust, and all instruments held by the Money Market Trust, will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation). After the initial valuation, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.
Money Market Trust – Rule 2a-7. The Money Market Trust uses the amortized cost valuation method in reliance upon Rule 2a-7 under the 1940 Act. As required by this rule, the Money Market Trust will maintain a dollar weighted average maturity of 90 days or less. In addition, the Money Market Trust is only permitted to purchase securities that the subadviser determines present minimal credit risks and at the time of purchase are “eligible securities,” as defined by Rule 2a-7. Generally, eligible securities must be rated by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations or be of comparable quality. The Money Market Trust will invest only in obligations that have remaining maturities of 397 days or less.
The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Money Market Trust’s price per share as computed for the purpose of sales and redemptions at $10.00. The procedures include a direction to the Adviser to establish procedures that will allow for the monitoring of the propriety of the continued use of amortized cost valuation to maintain a constant NAV of $10.00 per share. The procedures also include a directive to the Adviser that requires that to determine NAV per share based upon available market quotations, the Money Market Trust shall value weekly (a) all portfolio instruments for which market quotations are readily available at market, and (b) all portfolio instruments for which market quotations are not readily available or are not obtainable from a pricing service, at their fair value as determined in good faith by the Trustees (the actual calculations, however, may be made by persons acting pursuant to the direction of the Trustees.) If the fair value of a security needs to be determined, the subadviser will provide determinations, in accordance with procedures and methods established by the Trustees of JHT, of the fair value of securities held by the Money Market Trust.

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In the event that the deviation from the amortized cost exceeds 0.50 of 1% or $0.05 per share in NAV, the Adviser shall promptly call a special meeting of the Trustees to determine what, if any, action should be initiated. Where the Trustees believe the extent of any deviation from the Money Market Trust’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, they shall take the action they deem appropriate to eliminate or reduce to the extent reasonably practical such dilution or unfair results. The actions that may be taken by the Trustees include, but are not limited to:
–	redeeming shares in kind;

–	selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Money Market Trust;

–	withholding or reducing dividends;

–	utilizing a NAV per share based on available market quotations; or

–	investing all cash in instruments with a maturity on the next business day.
The Money Market Trust may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the NAV at $10.00 per share. Any such redemption will be treated as a negative dividend for purposes of the net investment factor under the contracts issued by Manulife New York and Manufacturers USA.
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees of JHT has adopted the Policy Regarding Disclosure of Portfolio Holdings to protect the interests of the shareholders of JHT and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of a Fund’s subadvisers, principal underwriter or affiliated persons of a Fund’s Adviser or principal underwriter. JHT’s general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHT applies its policy uniformly to all, including individual and institutional investors, intermediaries, affiliated persons of a Fund, and to all third party service providers and rating agencies.
Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a Fund to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Morningstar and Lipper; Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHT, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHT’s Chief Compliance Officer (“CCO”) or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Evare (holdings, daily); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDQ (NAVs, daily); Standard & Poor’s (holdings, monthly with 32 day lag); Charles River (holdings and securities details, daily); and DST (NAVs, daily).
The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHT. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.
The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO then provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review.
When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHT, the CCO shall refer the conflict

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to the Board of Trustees. The Board of Trustees shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHT’s shareholders.
The receipt of compensation by a Fund, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
JHT Portfolio Holdings Currently Posted on a Website. Each of the Funds of Funds invests in shares of other Funds. The holdings of each Fund of Funds in other Funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a Fund of Fund. In addition, the ten largest holdings of each Fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT’s Form N-CSR and Form N-Q will contain each Fund’s entire portfolio holdings as of the applicable calendar quarter end.
http://www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx
SHAREHOLDERS OF JHT
JHT currently serves as the underlying investment medium for premiums and purchase payments invested in variable contracts issued by insurance companies affiliated with Manulife Financial, the ultimate controlling parent of the Adviser.
Control Persons. As of March 31, 2008, no one was considered a control person of any of the Funds. A control person is one who has beneficial ownership of more than 25% of the voting securities of a Fund or who acknowledges or asserts having or is adjudicated to have control of a Fund. As of March 31, 2008, shares of JHT were legally owned by John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”), John Hancock Life Insurance Company of New York (“JHLICO New York”), John Hancock Life Insurance Company (“JHLICO”), John Hancock Variable Life Insurance Company (“JHVLICO”) (collectively, the “Insurance Companies”) and the Funds of Funds.
The Insurance Companies hold shares principally in their separate accounts. They may also hold shares directly. An Insurance Company may legally own in the aggregate more than 25% of the shares of a Fund. For purposes of the 1940 Act, any person who owns “beneficially” more than 25% of the outstanding shares of a Fund is presumed to “control” the Fund. Shares are generally deemed to be beneficially owned by a person who has the power to vote or dispose of the shares. An Insurance Company has no power to exercise any discretion in voting or disposing of any of the shares that it legally owns, except that it may have the power to dispose of shares that it holds directly. Consequently, an Insurance Company would be presumed to control a Fund only if it holds directly for its own account, and has the power to dispose of, more than 25% of the shares of the Fund. The Funds of Funds, individually or collectively, may hold more than 25% of the shares of an underlying Fund.
Shareholders. As of March 31, 2008, JHT Shareholders are as follows:
–	the Insurance Companies affiliated with Manulife Financial discussed above (the “Manulife Insurance Companies”). (Each Insurance Company that is a shareholder of JHT holds of record in its separate accounts JHT shares attributable to variable contracts), and

–	the Lifestyle Trusts, Franklin Templeton Founding Allocation Trust, and the Index Allocation Trust, each of which invests in and holds of record shares of underlying Funds.
JHT may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. JHT shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be shareholders of JHT.
Entities Eligible to Be Shareholders of JHT. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, shares of JHT may be purchased only by the following eligible shareholders:
–	separate accounts of the Manulife Insurance Companies and other insurance companies;

–	the Manulife Insurance Companies and certain of their affiliates; and

–	any trustee of a qualified pension or retirement plan.
Voting of Shares by the Insurance Companies and JHT. The Manulife Insurance Companies have the right to vote upon matters that may be voted upon at any JHT Shareholders’ meeting. These companies will vote all shares of the Funds issued

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to them in proportion to the timely voting instructions received from owners of variable contracts participating in the separate accounts of such companies that are registered under the 1940 Act (“Contract Owner Instructions”). The effect of proportional voting is that a small number of contract owners can determine the outcome of the voting. In addition, JHT will vote all shares of the Funds issued to the Lifestyle Trusts, the Lifecycle Trusts, the Franklin Templeton Founding Allocation Trust, the Index Allocation Trust and the Absolute Return Trust in proportion to Contract Owner Instructions.
Mixed Funding. Shares of JHT may be sold to JHT Shareholders described above. JHT currently does not foresee any disadvantages to any JHT Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, the Board will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a JHT Shareholder from investing in JHT or a particular Fund.
Principal Holders. The tables below set forth the principal holders of the shares of each Fund. Principal holders are those who own of record or are known by JHT to own beneficially 5% or more of a series of a Fund’s outstanding shares.
As of March 31, 2008, four of the Manulife Insurance Companies — JHLICO (USA), “JHLICO New York”, JHLICO and JHLVICO — owned of record all of the outstanding Series I and II shares of JHT Funds.
As of March 31, 2008, the Class NAV shares were held principally by the Lifestyle Trusts, Lifecycle Trusts, Index Allocation Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust and American Global Diversification Trust. As of March 31, 2008, two of the Manulife Insurance Companies — JHLICO and JHVLICO owned of record 5% or more of the outstanding shares of the NAV class of the Funds indicated below:

	JHVLICO	JHLICO
FUNDS	% OF TOTAL	% OF TOTAL
Emerging Small Company Trust	13.72%	0%
Real Estate Securities Trust	60.79%	35.62%
Pacific Rim Trust	68.46%	1.18%
International Core Trust	0.98%	0.03%
Real Return Bond Trust	2.80%	0.04%
Natural Resources Trust	7.61%	0.13%
Large Cap Value Trust	4.72%	0.20%
Small Cap Opportunities Trust	1.01%	0.00%
Quantitative All Cap Trust	59.48%	1.91%
Emerging Growth Trust	9.49%	1.12%
Small Company Trust	4.77%	0.56%
US Global Leaders Growth Trust	53.99%	2.26%
Core Equity Trust	0.45%	0.00%
Classic Value Trust	81.61%	6.66%
Quantitative Value Trust	0.38%	0.00%
Strategic Income Trust	0.11%	0.00%
International Equity Index Trust	59.27%	23.35%
Large Cap Trust	1.39%	0.00%
International Opportunities Trust	4.01%	0.20%
Core Bond Trust	1.87%	0.08%
US High Yield Bond Trust	0.18%	0.00%
Small Cap Trust	0.88%	0.01%
Investment Quality Bond Trust	16.04%	0.12%
US Government Securities Trust	1.49%	0.34%
Income & Value Trust	53.72%	0.00%
US Core Trust	43.77%	0.10%
Blue Chip Growth Trust	14.43%	6.83%
Equity Income Trust	24.80%	13.80%
Global Bond Trust	7.18%	4.67%
Strategic Bond Trust	0.84%	0.01%

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	JHVLICO	JHLICO
FUNDS	% OF TOTAL	% OF TOTAL
Global Trust	0.39%	0.03%
All Cap Growth Trust	0.58%	0.02%
International Small Cap Trust	3.09%	0.05%
All Cap Core Trust	0.01%	0.00%
Value Trust	77.13%	0.13%
High Yield Trust	1.90%	1.82%
Lifestyle Conservative Trust	47.53%	0.19%
Lifestyle Moderate Trust	40.29%	2.72%
Lifestyle Balanced Trust	42.48%	3.13%
Lifestyle Growth Trust	39.76%	1.57%
Lifestyle Aggressive Trust	28.10%	1.06%
Small Company Value Trust	1.61%	0.06%
US Large Cap Trust	1.55%	0.00%
Mid Cap Stock Trust	30.96%	11.73%
International Value Trust	1.61%	0.09%
Total Return Trust	7.86%	1.33%
Dynamic Growth Trust	55.64%	0.46%
Global Allocation Trust	86.86%	0.00%
Small Cap Index Trust	28.23%	15.85%
Mid Cap Index Trust	8.82%	3.07%
Total Stock Market Index Trust	46.69%	51.28%
Capital Appreciation Trust	9.46%	6.10%
Health Science Trust	38.11%	54.61%
Financial Services Trust	38.57%	58.22%
Fundamental Value Trust	0.61%	0.05%
Utilities Trust	78.25%	1.48%
Mid Cap Value Trust	6.48%	0.29%
Quantitative Mid Cap Trust	39.59%	35.43%
All Cap Value Trust	28.05%	0.15%
Emerging Markets Value Trust	1.54%	0.02%
Mid Cap Intersection Trust	0.07%	0.00%
Science & Technology Trust	44.57%	1.75%
Overseas Equity Trust	22.98%	20.01%
Managed Trust	52.34%	47.51%
500 Index Trust B	61.14%	23.75%
Small Cap Growth Trust	70.93%	26.81%
Money Market Trust B	55.45%	26.27%
Short-Term Bond Trust	72.00%	27.78%
Growth & Income Trust	65.80%	33.86%
Total Bond Market Trust	49.18%	47.04%
Mid Value Trust	63.22%	33.48%
Small Cap Value Trust	60.45%	36.71%
Trustees and officers of JHT, in the aggregate, own or have the right to provide voting instructions for less than 1% of the outstanding shares of each share class of each Fund.
HISTORY OF JHT
JHT Name Change. Prior to January 1, 2005, the name of JHT was Manufacturers Investment Trust. Prior to October 1, 1997, the name of JHT was NASL Series Trust.
Prior Names of the Funds. Some of the names of the Funds have been changed at various times. The prior name of each such Fund and the date of the name change are set forth below.

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EXISTING NAME	PRIOR NAME	DATE OF CHANGE
Blue Chip Growth	Pasadena Growth	October 1, 1996
Equity-Income	Value Equity	December 31, 1996
Emerging Small Company	Emerging Growth	November 2, 1998
Income & Value	Moderate Asset Allocation	May 1, 1999
Global Bond	Global Government Bond	May 1, 1999
All Cap Growth	Mid Cap Growth	May 1, 2000
All Cap Core	Growth	November 25, 2002
U.S. Large Cap	U.S. Large Cap Value	May 1, 2003
Global Allocation	Tactical Allocation	May 1, 2003
Global	Global Equity	May 1, 2004
Pacific Rim	Pacific Rim Emerging Markets	May 1, 2004
U.S. Core	Growth & Income	April 28, 2006
Growth & Income	Growth & Income II	April 28, 2006
International Core	International Stock	April 28, 2006
Lifestyle Aggressive Trust	Lifestyle Aggressive 1000 Trust	April 28, 2006
Lifestyle Growth Trust	Lifestyle Growth 820 Trust	April 28, 2006
Lifestyle Balanced Trust	Lifestyle Balanced 640 Trust	April 28, 2006
Lifestyle Moderate Trust	Lifestyle Moderate 460 Trust	April 28, 2006
Lifestyle Conservative Trust	Lifestyle Conservative 280 Trust	April 28, 2006
Optimized All Cap Trust	Quantitative All Cap Trust	April 28, 2008
Optimized Value Trust	Quantitative Value Trust	April 28, 2008
ORGANIZATION OF JHT
Organization of JHT. JHT was originally organized on August 3, 1984 as “NASL Series Fund, Inc.” (“NASL”), a Maryland corporation. Effective December 31, 1988, NASL was reorganized as a Massachusetts business trust. Pursuant to such reorganization, JHT assumed all the assets and liabilities of NASL and carried on its business and operations with the same investment management arrangements as were in effect for NASL at the time of the reorganization. The assets and liabilities of each of NASL’s separate portfolios were assumed by the corresponding Fund.
Classification. JHT is a no-load, open-end management investment company registered with the SEC under the 1940 Act.
Powers of the Trustees of JHT. Under Massachusetts law and JHT’s Declaration of Trust and By-Laws, the management of the business and affairs of JHT is the responsibility of its Trustees.
The Declaration of Trust authorizes the Trustees of JHT without shareholder approval to do the following:
–	Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share;

–	Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof;

–	Issue additional series of shares or separate classes of existing series of shares;

–	Approve fund mergers, to the extent consistent with applicable laws;

–	Designate a class of shares of a fund as a separate fund;

–	Approve mergers of series (to the extent consistent with applicable laws and regulations); and

–	Designate a class of shares of a series as a separate series.
Shares of JHT. The shares of each Fund, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each Fund have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that Fund. Holders of shares of any Fund are entitled to redeem their shares as set forth under “Redemption of Shares.”
Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and upon liquidation in the net assets of such Fund remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular Fund will be allocated in the manner determined by the Trustees. Accrued liabilities which are not clearly allocable to one or more Funds will also be allocated among the Funds in the manner determined by the Trustees.
Shareholder Voting. Shareholders of each Fund are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the Fund. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular Fund are entitled to vote on matters determined by the

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Trustees to affect only the interests of that Fund. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of JHT may not be binding on a Fund whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of JHT may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of JHT do not have cumulative voting rights, which means that the holders of more than 50% of JHT’s shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.
Shareholder Liability. Under Massachusetts law, shareholders of JHT could, under certain circumstances, be held personally liable for the obligations of JHT. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of JHT and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of JHT. The Declaration of Trust also provides for indemnification out of the property of a JHT Fund for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that JHT shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of JHT and satisfy any judgment thereon, but only out of the property of the affected Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular Fund would be unable to meet its obligations.
ADDITIONAL INFORMATION CONCERNING TAXES
The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a Fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to federal, state, local or foreign taxes.
Since the Funds’ shareholders are principally (i) life insurance companies whose separate accounts invest in the Funds for purposes of funding variable annuity and variable life insurance contracts and (ii) trustees of qualified pension and retirement plans, no discussion is included herein as to the U.S. federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a Fund. For information concerning the U.S. federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this SAI in light of their particular tax situations.
JHT believes that each Fund will qualify as a regulated investment company under Subchapter M of the Code. If any Fund does not qualify as a regulated investment company, it will be subject to U.S. federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, no Fund will be subject to U.S. federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.
A Fund will be subject to a non-deductible 4% excise tax to the extent that the Fund does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a Fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company’s variable annuity and life insurance contracts.
To qualify as a regulated investment company for income tax purposes, a Fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership. The Internal Revenue Service has issued a revenue ruling that would cause certain income from certain commodities-linked derivatives in which certain Funds invest to not be considered qualifying income for purposes of the 90% test. This ruling limits the extent to which a Fund may receive income from such

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commodity-linked derivatives to a maximum of 10% of its annual gross income. It is currently unclear which types of commodity-linked derivatives are affected by the revenue ruling, although it appears that certain commodity-linked notes are not affected.
A “qualified publicly traded partnership” is a publicly traded partnership other than a publicly traded partnership that would satisfy the qualifying income requirements of Code Section 7704 if such qualifying income included only income derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies (“RIC-type income”). Qualified publicly traded partnerships therefore are publicly traded partnerships that derive more than 10% of their gross income from types of income, such as income derived from the buying and selling of commodities, or options, futures or forwards with respect to commodities, other than RIC-type income. All of the income received by a Fund from its investment in a qualified publicly traded partnership that invests in commodities or commodity-linked derivatives, and receives more than 10% of its gross income from such investments, will be income satisfying the regulated investment company 90% test. If the commodities-based income of such partnership is only 10% or less of its gross income in any taxable year, and 90% or more of its gross income is RIC-type income, then the share of such commodities-based income allocable to a Fund investing in such partnership would not be income satisfying the regulated investment company 90% test for the Fund’s taxable year. In such event, the Fund could fail to qualify as a regulated investment company if its income that is not regulated investment company qualifying income exceeds 10% of its gross income for the taxable year.
If a Fund failed to qualify as a regulated investment company, the Fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the Fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the Fund. Compliance with the regulated investment company 90% test is carefully monitored by the Adviser and the subadvisers and it is intended that the Funds will comply with the requirements for qualification as regulated investment companies.
The Code was amended in 2004 to allow regulated investment companies to invest up to 25% of their assets in “qualified publicly traded partnerships” and to provide that the net income allocated to a regulated investment company investing in such partnerships would be qualifying income for purposes of the 90% gross income test. As described above, in order to maintain its status as a regulated investment company, a Fund must have a deduction for dividends paid during its taxable year at least equal to 90% of its investment company taxable income for such year. Additionally, a regulated investment company is subject each calendar year to a nondeductible 4% excise tax on its under distribution of dividends to the extent that it fails to distribute the sum of 98% of its ordinary income for such calendar year, plus 98% of its capital gain net income for the 1-year period on October 31 of such calendar year, plus 100% of any prior year’s shortfall. A Fund investing in publicly traded partnerships might be required to recognize during its taxable year income in excess of its cash distributions from such publicly traded partnerships and its proceeds from dispositions of partnership interests during that year. Such income, even if not reported to the Fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the regulated investment company distribution requirements and would be taken into account for purposes of the 4% excise tax.
To qualify as a regulated investment company, a Fund must also satisfy certain requirements with respect to the diversification of its assets. A Fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the Fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the Fund’s assets may be invested in securities of: (i) any one issuer (other than United States Government securities or the securities of other regulated investment companies); (ii) two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; or (iii) one or more qualified publicly traded partnerships.
Because JHT complies with the ownership restriction of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a regulated investment company. Therefore, each Fund intends and expects to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any

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one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.
A Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Fund, such Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.
Certain of the Funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see “Hedging and Other Strategic Transactions”). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a Fund and defer recognition of certain of the Fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.
Funds investing in foreign securities or currencies may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a Fund purchases shares in a “passive foreign investment company” (a “PFIC”), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Fund. Alternatively, a Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Fund might be required to recognize during a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.
Additional Tax Considerations. If a Fund failed to qualify as a regulated investment company, (i) owners of contracts based on the Fund would be treated as owning contract based solely on shares of the Fund (rather than on their proportionate share of the assets of such Fund) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (ii) the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the Fund might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the Funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.
Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life

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insurance contract who allocates investments to a Fund, please refer to the prospectus for the contract.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.
LEGAL AND REGULATORY MATTERS
On June 25, 2007, John Hancock Investment Management Services, LLC (the “Adviser”) and John Hancock Distributors LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the JHT funds that participated in the Adviser’s commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.
REPORTS TO SHAREHOLDERS
The financial statements of JHT at December 31, 2007, are incorporated herein by reference from JHT’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of JHT at December 31, 2007, including the related financial highlights which appear in the Prospectus, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm as indicated in their report with respect thereto, and are included herein in reliance upon said report given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, MA 02110.
CUSTODIAN
State Street Bank and Trust Company, (“State Street”) 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the Funds’ assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.
CODE OF ETHICS
JHT, the Adviser, the Distributor and each Subadviser have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by JHT.
MANAGEMENT OF OTHER FUNDS BY THE ADVISER/SUBADVISER
The Funds of JHT described this SAI are not retail mutual funds and are only available under variable annuity contracts or variable life policies, through participation in tax qualified retirement plans or to certain permitted entities. Although the Adviser or subadvisers may manage retail mutual funds with similar names and investment objectives, no representation is made, and no assurance is given, that any Fund’s investment results will be comparable to the investment results of any other fund, including other funds with the same investment adviser or subadviser. Past performance is no guarantee of future results.

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APPENDIX I
DESCRIPTION OF BOND RATINGS
The ratings of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.
MOODY’S INVESTORS SERVICE, INC.
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.
B: Obligations rated B are considered speculative elements and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
STANDARD & POOR’S RATINGS GROUP
AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and

‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C: The ‘C’ rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
FITCH INVESTORS SERVICE (“Fitch”)
Investment Grade
AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘B’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade
BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B: Highly speculative.
•	For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).
CCC
•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).
CC
•	For issuers and performing obligations, default of some kind appears probable.
•	For individual obligations, may indicate distressed or defaulted obligations with Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).
C
•	For issuers and performing obligations, default is imminent.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).
RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.
D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
-	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

-	the bankruptcy filings, administration, receivership, liquidation or winding-up or cessation of business of an obligor; or

-	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ rating categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or CCC-C categories.
Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS
Moody’s
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard and Poor’s
Commercial Paper
A standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:

This designation indicates that the degress of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B
Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.
C
This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D
Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.
Dual Ratings
Standard & Poor’s assigns ‘dual’ rating to all debt issues that have a put option or demand feature as part of their structure.
The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).
Other Considerations — The ratings of S&P, Moody’s, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.
TAX-EXEMPT NOTE RATINGS
Moody’s
Short-Term Debt Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG
This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.
Standard and Poor’s
Short-Term Issue
A Standard & Poor’s U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amoritization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as note; and

•	Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.

APPENDIX II
STANDARD & POOR’S CORPORATION DISCLAIMERS
     The Equity Index Trust, 500 Index Trust and Mid Cap Index Trust (collectively, the “S&P Index Trusts”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”). S&P makes no representation or warranty, express or implied, to the shareholders of the S&P Index Trusts, or any member of the public regarding the advisability of investing in securities generally or in the S&P Index Trusts particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the S&P Index Trusts. S&P has no obligation to take the needs of the Trust or the shareholders of the S&P Index Trusts into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of shares of the S&P Index Trusts or the timing of the issuance or sale of the shares of the S&P Index Trusts or in the determination or calculation of the equation by which shares of the S&P Index Trusts are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P Index Trusts.
     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, shareholders of the S&P Index Trusts, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

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APPENDIX III
PORTFOLIO MANAGER INFORMATION
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
Small Company Trust
Vista Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	(assets in millions)		(assets in millions)		(assets in millions)
	Number of		Number of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Wilhelmine von Turk	6	$1,767,415,919	1	$69,286,043	2	$229,877,989
Thomas P. Vaiana	10	$6,100,607,020	2	$118,506,373	4	$245,578,713
Brian Ertley	8	$2,003,983,976	1	$69,286,043	4	$233,131,865
Melissa Fong(1)	6	$1,565,237,909	1	$71,676,766	2	$213,750,421
Brad Eixmann	5	$4,250,850,711	0	$0	2	$162,698,468
Glenn A. Fogle	8	$9,384,926,265	0	$0	2	$162,698,468

(1)	Ms. Fong became a portfolio manager on February 15 2008. Data is provided as of February 15, 2008
None of these accounts pay a performance based advisory fee.
POTENTIAL CONFLICTS OF INTEREST
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not. American Century may aggregate orders to purchase or sell the same security for multiple funds when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, fund teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions

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are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.
DESCRIPTION OF COMPENSATION STRUCTURE
American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended December 31, 2007, it included the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.
BASE SALARY
Portfolio managers receive base pay in the form of a fixed annual salary.
BONUS
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.
Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Small Company Trust and Vista Trust. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of the Small Company Trust is measured relative to the performance of a comparable American Century mutual fund. Performance of the Vista Trust is not separately considered in determining portfolio manager compensation.
A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth, U.S. value, international and fixed-income.. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among fund management teams in achieving long-term investment success for similarly styled portfolios.
A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
RESTRICTED STOCK PLANS
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).
DEFERRED COMPENSATION PLANS
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.
Ownership of Fund Shares. The portfolio managers of the Vista Trust did not own any shares of the Vista Trust as of December 31, 2007. The portfolio managers of the Small Company Trust did not own any shares of the Small Company Trust as of December 31, 2007.

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BLACKROCK INVESTMENT MANAGEMENT, LLC
Large Cap Value Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio	Number of		Number of		Number of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Robert Doll	22	$20,471,886,969.62	13	$7,728,643,558.80	20	$3,619,665,198.36
Daniel Hanson	22	$20,471,886,969.62	13	$7,728,643,558.80	20	$3,619,665,198.36
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio	Number of		Number of		Number of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Robert Doll	0	$0	0	$0	10	$1,358,193,066.70
Daniel Hanson	0	$0	0	$0	10	$1,358,193,066.70
Portfolio Manager Compensation Overview
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.
Due to Mr. Doll’s unique position (as Portfolio Manager, Vice Chairman and Director of BlackRock, Inc., Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock Executive Committee), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in the determination of his incentive compensation but, given his multiple roles and the various compensation components, the performance of his fund(s) is not the primary driver of his compensation.
Base compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.
Discretionary Incentive Compensation. Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.  With respect to the portfolio managers, such benchmarks for the Fund include the Lipper Multi-Cap Value Funds classification.

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Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.
Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
     Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the plan in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Doll and Hanson have each received awards under the LTIP.

     Deferred Compensation Program —A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other proprietary mutual funds. Each portfolio manager has participated in the deferred compensation program.

     Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income.  The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a balanced portfolio.  The ESPP allows for investment in BlackRock, Inc. common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Each portfolio manager is eligible to participate in these plans.
Portfolio Manager Conflicts of Interest
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund.  In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund.  BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Fund.  In this regard, it should be

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noted that Messrs. Doll and Hanson currently manage certain accounts that are subject to performance fees.  In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred.  Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time.  This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.
Ownership of Fund Shares. The portfolio managers of the Large Cap Value Trust did not own any shares of the Large Cap Trust as of December 31, 2007.

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CAPITAL GUARDIAN TRUST COMPANY
Income & Value Trust
Capital Guardian Trust Company (“CGTC”) uses a multiple portfolio manager system in managing the fund’s assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager’s role is to decide how their respective segment will be invested by selecting securities within the limits provided by the fund’s objectives and policies. CGTC’s investment committee oversees this process. In addition, CGTC’s investment analysts also may make investment decisions with respect to a portion of a fund’s portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

Length of Service with Capital
Portfolio Manager	Guardian Trust Company	Business Experience During
Title, Company Affiliation	(“CGTC”) or an Affiliate	the past 5 years
Terry Berkemeier Senior Vice President, CGTC	16 years	Portfolio Manager responsible for selecting equity securities

Christine C. Cronin Vice President, CGTC	11 years	Portfolio Manager responsible for selecting fixed income securities

Michael R. Ericksen Director and Senior Vice President, CGTC	21 years	Portfolio Manager responsible for selecting equity securities

David I. Fisher Chairman of the Board, CGTC	38 years	Portfolio Manager responsible for selecting equity securities

Michael D. Locke Senior Vice President, CGTC	12 years	Portfolio Manager responsible for selecting fixed income securities

Karen A. Miller Director and Senior Vice President, CGTC	17 years	Portfolio Manager responsible for selecting equity securities

James R. Mulally Senior Vice President, Capital International Limited, an affiliate of CGTC	28 years	Portfolio Manager responsible for selecting fixed income securities

Wesley S. Phoa Vice President, Capital Strategy Research, an affiliate of CGTC	9 years	Portfolio Manager responsible for selecting fixed income securities

Ted R. Samuels Director and Senior Vice President, CGTC	26 years	Portfolio Manager responsible for selecting equity securities

Eric H. Stern Director and Senior Vice President, CGTC	16 years	Portfolio Manager responsible for selecting equity securities

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CAPITAL GUARDIAN TRUST COMPANY
Income & Value Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	The number of other accounts managed by each portfolio manager within each category
	below and the total assets in the accounts managed within each category below.
	Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3,4]
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Managers	Accounts	(in billions)	Accounts	(in billions)	Accounts	(in billions)
Berkemeier, Terry	9	$3.29	11	$10.81	184	$52.85
Cronin, Christine	2	$0.45	4	$0.94	26	$10.11
Ericksen, Michael	10	$3.69	20	$15.66	267	$85.65
Fisher, David	24	$25.10	29	$37.41	263	$85.60
Locke, Michael	2	$0.45	7	$0.95	14	$4.92
Miller, Karen	12	$4.84	12	$2.42	154	$48.23
Mulally, Jim	5	$164.42	3	$0.83	5	$1.64
Phoa, Wesley	1	$0.26	3	$0.83	6	$2.01
Samuels, Ted	12	$4.84	11	$4.28	334	$30.24
Stern, Eric	11	$4.28	6	$1.88	73	$14.79
Wilson, Alan	13	$7.84	8	$2.23	91	$24.00

(1)	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2)	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3)	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4)	Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

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Other Accounts Managed – Of total listed below, those for which advisory fee is based on performance

	The number of accounts and the total assets in the accounts managed by each portfolio
	manager with respect to which the advisory fee is based on the performance of the account.
	Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3,4]
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Managers	Accounts	(in billions)	Accounts	(in billions)	Accounts	(in billions)
Berkemeier, Terry	0	—	0	—	18	$9.14
Cronin, Christine	0	—	0	—	3	$0.74
Ericksen, Michael	0	—	0	—	31	$18.78
Fisher, David	1	$1.16	0	—	8	$3.59
Locke, Michael	0	—	0	—	0	—
Miller, Karen	0	—	0	—	17	$11.16
Mulally, Jim	0	—	0	—	0	—
Phoa, Wesley	0	—	0	—	0	—
Samuels, Ted	0	—	0	—	3	$1.79
Stern, Eric	0	—	0	—	2	$1.57
Wilson, Alan	0	—	0	—	4	$2.08

(1)	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2)	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3)	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4)	Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.
(a)	DESCRIPTION OF ANY MATERIAL CONFLICTS

CGTC has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CGTC believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.

(b)	COMPENSATION
At CGTC, portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks over both the most recent year and a four-year rolling average with the greater weight placed on the four-year rolling average. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For

III-8

investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise.
The benchmarks used to measure performance of the portfolio managers for the John Hancock Income and Value Trust include, as applicable, the S&P Index, a customized Growth and Income index based on the Lipper Growth and Income Index, Lehman US Mortgage Backed Securities Index, Lehman US Credit Index, Lehman US Government Index.

(c)	OWNERSHIP OF FUND SHARES
To our knowledge, based on the information available for the time period ending December 31, 2007, the portfolio managers of the John Hancock Income and Value Trust did not own any shares of that fund.

III-9

CAPITAL GUARDIAN TRUST COMPANY
OVERSEAS EQUITY TRUST
Capital Guardian Trust Company (“CGTC”) uses a multiple portfolio manager system in managing the fund’s assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager’s role is to decide how their respective segment will be invested by selecting securities within the limits provided by the fund’s objectives and policies. CGTC’s investment committee oversees this process. In addition, CGTC’s investment analysts also may make investment decisions with respect to a portion of a fund’s portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

Length of Service with Capital
Portfolio Manager	Guardian Trust Company	Business Experience During
Title, Company Affiliation	(“CGTC”) or an Affiliate	the past 5 years
David I. Fisher Chairman of the Board, CGTC	38 years	Portfolio Manager responsible for selecting equity securities

Richard Havas Senior Vice President, Capital International, Inc., an affiliate of CGTC	21 years	Portfolio Manager responsible for selecting equity securities

Victor Kohn Director, CGTC	22 years	Portfolio Manager responsible for selecting equity securities

Nancy Kyle Director and Vice Chair, CGTC	17 years	Portfolio Manager responsible for selecting equity securities

Lionel Sauvage Director and Senior Vice President, CGTC	20 years	Portfolio Manager responsible for selecting equity securities

Nilly Sikorsky Director Vice Chair, Capital International, Limited, an affiliate of CGTC	45 years	Portfolio Manager responsible for selecting equity securities

Rudolf M. Staehelin Director and Senior Vice President, Capital International S.A., an affiliate of CGTC	26 years	Portfolio Manager responsible for selecting equity securities

III-10

CAPITAL GUARDIAN TRUST COMPANY
Overseas Equity Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	The number of other accounts managed by each portfolio manager within each category
	below and the total assets in the accounts managed within each category below.
	Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3,4]
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Managers	Accounts	(in billions)	Accounts	(in billions)	Accounts	(in billions)
Fisher, David	24	$25.00	29	$37.41	263	$85.60
Havas, Richard	12	$4.09	22	$26.60	170	$61.46
Kohn, Victor	2	$16.40	8	$11.22	13	$5.53
Kyle, Nancy	11	$3.95	16	$24.51	129	$44.02
Sauvage, Lionel	11	$3.95	22	$32.85	254	$88.69
Sikorsky, Nilly	11	$3.95	22	$31.36	322	$106.64
Staehelin, Rudolf	11	$3.95	20	$31.16	233	$71.49

(1)	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2)	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3)	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4)	Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.
Other Accounts Managed – Of total listed below, those for which advisory fee is based on performance

	The number of accounts and the total assets in the accounts managed by each portfolio manager with
	respect to which the advisory fee is based on the performance of the account.
	Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3,4]
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Managers	Accounts	(in billions)	Accounts	(in billions)	Accounts	(in billions)
Fisher, David	1	$1.16	0	—	8	$3.59
Havas, Richard	1	$1.16	0	—	7	$2.21
Kohn, Victor	0	—	0	—	0	—
Kyle, Nancy	1	$1.16	0	—	4	$1.64
Sauvage, Lionel	1	$1.16	0	—	19	$9.52
Sikorsky, Nilly	1	$1.16	0	—	37	$20.90
Staehelin, Rudolf	1	$1.16	0	—	17	$9.56

III-11

(1)	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2)	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3)	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4)	Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.
(a)	DESCRIPTION OF ANY MATERIAL CONFLICTS

CGTC has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CGTC believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.

(b)	COMPENSATION
At CGTC, portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks over both the most recent year and a four-year rolling average with the greater weight placed on the four-year rolling average. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise.
The benchmarks used to measure performance of the portfolio managers for the John Hancock Overseas Equity Trust include, as applicable, an adjusted MSCI All Country World ex US Index, an adjusted MSCI EAFE Index, an adjusted MSCI Emerging Markets Index, an adjusted Lipper International Index, and a customized index based on the information provided by third parties.

(c)	OWNERSHIP OF FUND SHARES
To our knowledge, based on the information available for the time period ending December 31, 2007, the portfolio managers of the John Hancock Overseas Equity Trust did not own any shares of that fund.

III-12

CAPITAL GUARDIAN TRUST COMPANY
U.S. Large Cap Trust
Capital Guardian Trust Company (“CGTC”) uses a multiple portfolio manager system in managing the fund’s assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager’s role is to decide how their respective segment will be invested by selecting securities within the limits provided by the fund’s objectives and policies. CGTC’s investment committee oversees this process. In addition, CGTC’s investment analysts also may make investment decisions with respect to a portion of a fund’s portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

Length of Service with Capital
Portfolio Manager	Guardian Trust Company	Business Experience During
Title, Company Affiliation	(“CGTC”) or an Affiliate	the past 5 years
Terry Berkemeier Senior Vice President, CGTC	16 years	Portfolio Manager responsible for selecting equity securities

Michael R. Ericksen Director and Senior Vice President, CGTC	21 years	Portfolio Manager responsible for selecting equity securities

David I. Fisher Chairman of the Board, CGTC	38 years	Portfolio Manager responsible for selecting equity securities

Karen A. Miller Director and Senior Vice President, CGTC	17 years	Portfolio Manager responsible for selecting equity securities

Ted R. Samuels Director and Senior Vice President, CGTC	26 years	Portfolio Manager responsible for selecting equity securities

Eric H. Stern Director and Senior Vice President, CGTC	16 years	Portfolio Manager responsible for selecting equity securities

Alan J. Wilson Director and Senior Vice President, CGTC	17 years	Portfolio Manager responsible for selecting equity securities

III-13

CAPITAL GUARDIAN TRUST COMPANY
U.S. Large Cap Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	The number of other accounts managed by each portfolio manager within each category
	below and the total assets in the accounts managed within each category below.
	Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3,4]
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Managers	Accounts	(in billions)	Accounts	(in billions)	Accounts	(in billions)
Berkemeier, Terry	9	$2.83	11	$10.81	184	$52.85
Ericksen, Michael	10	$3.23	20	$15.66	267	$85.65
Fisher, David	24	$24.64	29	$37.41	263	$85.60
Miller, Karen	12	$4.37	12	$2.42	154	$48.23
Samuels, Ted	12	$4.37	11	$4.28	334	$30.24
Stern, Eric	11	$3.82	6	$1.88	73	$14.79
Wilson, Alan	13	$7.38	8	$2.23	91	$24.00

(1)	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2)	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3)	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4)	Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.
Other Accounts Managed – Of total listed below, those for which advisory fee is based on performance

	The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to
	which the advisory fee is based on the performance of the account.
	Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3,4]
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Portfolio Managers	of Accounts	(in billions)	of Accounts	(in billions)	of Accounts	(in billions)
Berkemeier, Terry	0	—	0	—	18	$9.14
Ericksen, Michael	0	—	0	—	31	$18.78
Fisher, David	1	$1.16	0	—	8	$3.59
Miller, Karen	0	—	0	—	17	$11.16
Samuels, Ted	0	—	0	—	3	$1.79
Stern, Eric	0	—	0	—	2	$1.57
Wilson, Alan	0	—	0	—	4	$2.08

III-14

(1)	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2)	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3)	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4)	Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.
(a)	DESCRIPTION OF ANY MATERIAL CONFLICTS

CGTC has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CGTC believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.

(b)	COMPENSATION
At CGTC, portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks over both the most recent year and a four-year rolling average with the greater weight placed on the four-year rolling average. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise.
The benchmarks used to measure performance of the portfolio managers for the John Hancock U.S. Large Cap Trust include, as applicable, the S&P 500 Index, a customized Growth and Income index based on the Lipper Growth and Income Index.

(c)	OWNERSHIP OF FUND SHARES
To our knowledge, based on the information available for the time period ending December 31, 2007, the portfolio managers of the John Hancock U.S. Large Cap Trust did not own any shares of that fund.

III-15

DAVIS SELECTED ADVISERS, L.P.
Financial Services Trust
Fundamental Value Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts*	Assets
Christopher C. Davis	27	$81.7 billion	11	$1.2 billion	132	$12.7 billion
Kenneth Charles Feinberg (Financial Services Trust)	25	$82.7 billion	10	$1.1 billion	132	$12.7 billion
Kenneth Charles Feinberg (Fundamental Value Trust)	25	$81.4 billion	10	$1.1 billion	132	$12.7 billion
Charles Cavanugh	6	$ 1.2 billion	1	$1.7 million	16	$110 million

Davis Advisors does not manage any accounts for a performance based fee.

*	Managed money/wrap accounts are counted at the sponsor level.
POTENTIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:
-	The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Selected Advisers seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

-	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Selected Advisers has adopted procedures for allocating portfolio transactions across multiple accounts.

-	With respect to securities transactions for the portfolios, Davis Selected Advisers determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Davis Selected Advisers other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Selected Advisers may be limited by the client with respect to the

-	selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Selected Advisers may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

-	Finally, substantial investment of Davis Selected Advisers or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Selected Advisers has adopted policies and procedures intended to ensure that all clients are treated fairly overtime. Davis Selected Advisers does not receive an incentive based fee on any account.

III-16

DESCRIPTION OF COMPENSATION STRUCTURE
Kenneth Feinberg’s compensation as a Davis Selected Advisers employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Selected Advisers’ profits, (iii) awards of equity (“Units”) in Davis Selected Advisers including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Selected Advisers purchases shares in selected funds managed by Davis Selected Advisers. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Selected Advisers’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.
Charles Cavanaugh’s annual compensation as an employee of Davis Selected Advisers consists of (i) a base salary; (ii) an annual discretionary bonus; (iii) awards of equity (“Units”) in Davis Selected Advisers, L.P. including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby the Adviser purchases shares in selected funds managed by the Adviser. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance, after expenses on a pre-tax basis, versus an appropriate index, and versus peer groups as defined by Morningstar or Lipper. The Adviser’s portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.
Christopher Davis’ annual compensation as an employee of Davis Selected Advisers consists of a base salary. Davis Selected Advisers’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.
Ownership of Fund Shares. None of the portfolio managers own shares of any of the JHT portfolios they managed as of December 31, 2007.

III-17

DECLARATION MANAGEMENT & RESEARCH LLC
Short-Term Bond Trust
Total Bond Market Trust A
Total Bond Market Trust B
Active Bond Trust
Managed Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
	Dollar Range of	Number of	Assets	Number of	Assets	Number of	Assets
Portfolio Manager	Investments in Each Fund	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Peter M. Farley	Active Bond Trust:	2	$450	6	$519	15	$3,823
	Total Bond Market Trust A:	2	$450	6	$519	15	$3,823
	Total Bond Market Trust B:	2	$450	6	$519	15	$3,823
	Managed Trust:	2	$450	6	$519	15	$3,823
	Short-Term Bond Trust:	2	$450	6	$519	15	$3,823
James E. Shallcross	Active Bond Trust:	3	$827	1	$55	3	$961
	Total Bond Market Trust A:	3	$827	1	$55	3	$961
	Total Bond Market Trust B:	3	$827	1	$55	3	$961
	Managed Trust:	3	$827	1	$55	3	$961
	Short-Term Bond Trust:	3	$827	1	$55	3	$961
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance.

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
	Dollar Range of	Number of	Assets	Number of	Assets	Number of	Assets
Portfolio Manager	Investments in Each Fund	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Peter M. Farley	Active Bond Trust:	0	$0	0	$0	0	$0
	Total Bond Market Trust A:	0	$0	0	$0	0	$0
	Total Bond Market Trust B:	0	$0	0	$0	0	$0
	Managed Trust:	0	$0	0	$0	0	$0
	Short-Term Bond Trust:	0	$0	0	$0	0	$0
James E. Shallcross	Active Bond Trust:	0	$0	1	$55	1	$55
	Total Bond Market Trust A:	0	$0	1	$55	1	$55
	Total Bond Market Trust B:	0	$0	1	$55	1	$55
	Managed Trust:	0	$0	1	$55	1	$55
	Short-Term Bond Trust:	0	$0	1	$55	1	$55
POTENTIAL CONFLICTS OF INTEREST
Each of the accounts managed by James E. Shallcross and Peter M. Farley seeks income and capital appreciation by investing primarily in a diversified mix of debt securities. While these accounts have many similarities, the investment performance of each account will be different due to differences in guidelines, fees, expenses and cash flows. Declaration has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading. None of the Funds pays Declaration an incentive based fee.

III-18

DESCRIPTION OF COMPENSATION STRUCTURE
The compensation of James E. Shallcross and Peter M. Farley as Declaration employees consists of (i) a competitive base salary, (ii) eligibility for a discretionary bonus pursuant to an incentive compensation plan contingent on company profitability and performance, (iii) a deferred, profit sharing plan which is designed to be an equity ownership substitute, and (iv) eligibility for marketing incentives pursuant to the incentive compensation plan.
Ownership of Fund Shares. None of the portfolio managers own shares of any of the JHT portfolios they managed as of December 31, 2007.

III-19

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
All Cap Core Trust
Dynamic Growth Trust
Real Estate Securities Trust
Global Real Estate Trust
Lifestyle Trusts
ALL CAP CORE TRUST
Portfolio managers are eligible for total compensation comprised of base salary and discretionary incentive compensation.
Base Salary – Base salary generally represents a smaller percentage of portfolio managers’ total compensation than discretionary incentive compensation. Base salary is linked to job function, responsibilities and financial services industry peer comparison through the use of extensive market data surveys.
Discretionary Incentive Compensation – Generally, discretionary incentive compensation comprises a greater proportion of total compensation as a portfolio manager’s seniority and compensation levels increase. Discretionary incentive compensation is determined based on an analysis of a number of factors, including among other things, the performance of Deutsche Bank, the performance of the Asset Management division, and the employee’s individual contribution. In evaluating individual contribution, management will consider a combination of quantitative and qualitative factors. A portion of the portfolio manager’s discretionary incentive compensation may be delivered in long-term equity programs (usually in the form or Deutsche Bank equity) (the “Equity Plan”). Top performing portfolio managers may earn discretionary incentive compensation that is a multiple of their base salary.
•	The quantitative analysis of a portfolio manager’s individual performance is based on, among other factors, performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Morningstar and Lipper peer group universes and/or benchmark index(es) with respect to each account. Additionally, the portfolio manager’s retail/institutional asset mix is weighted, as appropriate for evaluation purposes. Generally the benchmark index used is a benchmark index set forth in the fund’s prospectus to which the fund’s performance is compared. Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to pre-tax portfolio performance over three-year and five-year time periods (adjusted as appropriate if the portfolio manager has served for less than five years) with lesser consideration given to portfolio performance over a one-year period. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

•	The qualitative analysis of a portfolio manager’s individual performance is based on, among other things, the results of an annual management and internal peer review process, and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). Other factors, including contributions made to the investment team, as well as adherence to Compliance Policies and Procedures, Risk Management procedures, the firm’s Code of Ethics and “living the values” of the Advisor are also factors.
The quantitative analysis of a portfolio manager’s performance is given more weight in determining discretionary incentive compensation that the qualitative portion.
Certain portfolio managers may also participate in the Equity Plan. The amount of equity awarded under the long-term equity programs is generally based on the individual’s total compensation package and may comprise from 0% to 30% of the total compensation award. As discretionary incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Portfolio managers may receive a portion of their equity compensation in the form of shares in the proprietary mutual funds that they manage or support.
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

III-20

The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Julie Abbett	23	$9,992,940,304	15	$267,818,576	8	$821,247,762
Jin Chen	23	$9,992,940,304	15	$267,818,576	8	$821,247,762
Robert Wang	42	$13,368,333,941	27	$974,093,507	46	$8,973,891,924
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Julie Abbett	0	$0	0	$0	0	$0
Jin Chen	0	$0	0	$0	0	$0
Robert Wang	0	$0	4	$539,680,217	8	$232,996,736
CONFLICTS OF INTEREST
In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the subadvisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account’s assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent fiscal year end.
In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The subadvisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:
•	Certain investments may be appropriate for the Fund and also for other clients advised by the subadvisor, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the subadvisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the subadvisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the subadvisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the subadvisor in the interest of achieving the most favorable net results to the Fund and the other clients.

•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The subadvisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

•	In some cases, an apparent conflict may arise where the subadvisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The subadvisor will not determine allocations based on whether it

III-21

receives a performance-based fee from the client. Additionally, the subadvisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

•	The subadvisor and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The subadvisor has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Included in these procedures are specific guidelines developed to ensure fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The subadvisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.
The subadvisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the subadvisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the subadvisor’s advisory clients. The subadvisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.
Ownership of Fund Shares. The portfolio managers of the All Cap Core Trust did not own any shares of the All Cap Core Trust as of December 31, 2007.

III-22

DYNAMIC GROWTH TRUST
Compensation of Portfolio Managers
Portfolio managers are eligible for total compensation comprised of base salary and discretionary incentive compensation.
Base Salary – Base salary generally represents a smaller percentage of portfolio managers’ total compensation than discretionary incentive compensation. Base salary is linked to job function, responsibilities and financial services industry peer comparison through the use of extensive market data surveys.
Discretionary Incentive Compensation – Generally, discretionary incentive compensation comprises a greater proportion of total compensation as a portfolio manager’s seniority and compensation levels increase. Discretionary incentive compensation is determined based on an analysis of a number of factors, including among other things, the performance of Deutsche Bank, the performance of the Asset Management division, and the employee’s individual contribution. In evaluating individual contribution, management will consider a combination of quantitative and qualitative factors. A portion of the portfolio manager’s discretionary incentive compensation may be delivered in long-term equity programs (usually in the form or Deutsche Bank equity) (the “Equity Plan”). Top performing portfolio managers may earn discretionary incentive compensation that is a multiple of their base salary.
•	The quantitative analysis of a portfolio manager’s individual performance is based on, among other factors, performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Morningstar and Lipper peer group universes and/or benchmark index(es) with respect to each account. Additionally, the portfolio manager’s retail/institutional asset mix is weighted, as appropriate for evaluation purposes. Generally the benchmark index used is a benchmark index set forth in the fund’s prospectus to which the fund’s performance is compared. Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to pre-tax portfolio performance over three-year and five-year time periods (adjusted as appropriate if the portfolio manager has served for less than five years) with lesser consideration given to portfolio performance over a one-year period. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

•	The qualitative analysis of a portfolio manager’s individual performance is based on, among other things, the results of an annual management and internal peer review process, and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). Other factors, including contributions made to the investment team, as well as adherence to Compliance Policies and Procedures, Risk Management procedures, the firm’s Code of Ethics and “living the values” of the Advisor are also factors.
The quantitative analysis of a portfolio manager’s performance is given more weight in determining discretionary incentive compensation that the qualitative portion.
Certain portfolio managers may also participate in the Equity Plan. The amount of equity awarded under the long-term equity programs is generally based on the individual’s total compensation package and may comprise from 0% to 30% of the total compensation award. As discretionary incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Portfolio managers may receive a portion of their equity compensation in the form of shares in the proprietary mutual funds that they manage or support.
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Joseph Axtell	8	$3,354,767,783	0	$0	3	$295,790,509
Robert Janis	5	$1,640,854,889	0	$0	2	$290,461,367
None of these accounts pay a performance based advisory fee.

III-23

CONFLICTS OF INTEREST
In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the subadvisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account’s assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent fiscal year end.
In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The subadvisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:
•	Certain investments may be appropriate for the Fund and also for other clients advised by the subadvisor, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the subadvisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the subadvisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the subadvisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the subadvisor in the interest of achieving the most favorable net results to the Fund and the other clients.

•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The subadvisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

•	In some cases, an apparent conflict may arise where the subadvisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The subadvisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the subadvisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

•	The subadvisor and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The subadvisor has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Included in these procedures are specific guidelines developed to ensure fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The subadvisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.
The subadvisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the subadvisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the subadvisor’s advisory clients. The subadvisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.
Ownership of Fund Shares. The portfolio managers of the Dynamic Growth Trust did not own any shares of the Dynamic Growth Trust as of December 31, 2007.

III-24

GLOBAL REAL ESTATE TRUST
COMPENSATION OF PORTFOLIO MANAGERS
Portfolio managers are eligible for total compensation comprised of base salary and discretionary incentive compensation.
Base Salary – Base salary generally represents a smaller percentage of portfolio managers’ total compensation than discretionary incentive compensation. Base salary is linked to job function, responsibilities and financial services industry peer comparison through the use of extensive market data surveys.
Discretionary Incentive Compensation – Generally, discretionary incentive compensation comprises a greater proportion of total compensation as a portfolio manager’s seniority and compensation levels increase. Discretionary incentive compensation is determined based on an analysis of a number of factors, including among other things, the performance of Deutsche Bank, the performance of the Asset Management division, and the employee’s individual contribution. In evaluating individual contribution, management will consider a combination of quantitative and qualitative factors. A portion of the portfolio manager’s discretionary incentive compensation may be delivered in long-term equity programs (usually in the form or Deutsche Bank equity) (the “Equity Plan”). Top performing portfolio managers may earn discretionary incentive compensation that is a multiple of their base salary.
•	The quantitative analysis of a portfolio manager’s individual performance is based on, among other factors, performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Morningstar and Lipper peer group universes and/or benchmark index(es) with respect to each account. Additionally, the portfolio manager’s retail/institutional asset mix is weighted, as appropriate for evaluation purposes. Generally the benchmark index used is a benchmark index set forth in the fund’s prospectus to which the fund’s performance is compared. Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to pre-tax portfolio performance over three-year and five-year time periods (adjusted as appropriate if the portfolio manager has served for less than five years) with lesser consideration given to portfolio performance over a one-year period. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

•	The qualitative analysis of a portfolio manager’s individual performance is based on, among other things, the results of an annual management and internal peer review process, and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). Other factors, including contributions made to the investment team, as well as adherence to Compliance Policies and Procedures, Risk Management procedures, the firm’s Code of Ethics and “living the values” of the Advisor are also factors.
The quantitative analysis of a portfolio manager’s performance is given more weight in determining discretionary incentive compensation that the qualitative portion.
Certain portfolio managers may also participate in the Equity Plan. The amount of equity awarded under the long-term equity programs is generally based on the individual’s total compensation package and may comprise from 0% to 30% of the total compensation award. As discretionary incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Portfolio managers may receive a portion of their equity compensation in the form of shares in the proprietary mutual funds that they manage or support.
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

III-25

The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
John F. Robertson	9	$455,451,533	6	$506,273,633	45	$4,171,262,666
John Hammond	4	$264,200,000	9	$455,000,000	13	$285,000,000
William Leung	3	$151,957,895	6	$73,933,663	19	$1,083,952,855
Daniel Ekins	3	$364,407,423	6	$396,309,342	19	$1,901,671,676
John W. Vojticeck	9	$3,558,487,689	6	$467,780,429	45	$3,207,721,720
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
John F. Robertson	0	$0	4	$232,537,345	8	$569,569,628
John Hammond	0	$0	3	$78,000,000	1	$52,200,000
William Leung	0	$0	1	$8,379,586	2	$105,505,073
Daniel Ekins	0	$0	1	$29,476,521	2	$144,527,498
John W. Vojticeck	0	$0	4	$232,537,345	8	$569,569,628
CONFLICTS OF INTEREST
In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the subadvisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account’s assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent fiscal year end.
In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The subadvisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:
•	Certain investments may be appropriate for the Fund and also for other clients advised by the subadvisor, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the subadvisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the subadvisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the subadvisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the subadvisor in the interest of achieving the most favorable net results to the Fund and the other clients.

III-26

•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The subadvisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

•	In some cases, an apparent conflict may arise where the subadvisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The subadvisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the subadvisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

•	The subadvisor and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The subadvisor has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Included in these procedures are specific guidelines developed to ensure fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The subadvisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.
The subadvisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the subadvisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the subadvisor’s advisory clients. The subadvisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.
Ownership of Fund Shares. The portfolio managers of the Global Real Estate Trust did not own any shares of the Global Real Estate Trust as of December 31, 2007.

III-27

REAL ESTATE SECURITIES TRUST
COMPENSATION OF PORTFOLIO MANAGERS
Portfolio managers are eligible for total compensation comprised of base salary and discretionary incentive compensation.
Base Salary – Base salary generally represents a smaller percentage of portfolio managers’ total compensation than discretionary incentive compensation. Base salary is linked to job function, responsibilities and financial services industry peer comparison through the use of extensive market data surveys.
Discretionary Incentive Compensation – Generally, discretionary incentive compensation comprises a greater proportion of total compensation as a portfolio manager’s seniority and compensation levels increase. Discretionary incentive compensation is determined based on an analysis of a number of factors, including among other things, the performance of Deutsche Bank, the performance of the Asset Management division, and the employee’s individual contribution. In evaluating individual contribution, management will consider a combination of quantitative and qualitative factors. A portion of the portfolio manager’s discretionary incentive compensation may be delivered in long-term equity programs (usually in the form or Deutsche Bank equity) (the “Equity Plan”). Top performing portfolio managers may earn discretionary incentive compensation that is a multiple of their base salary.
•	The quantitative analysis of a portfolio manager’s individual performance is based on, among other factors, performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Morningstar and Lipper peer group universes and/or benchmark index(es) with respect to each account. Additionally, the portfolio manager’s retail/institutional asset mix is weighted, as appropriate for evaluation purposes. Generally the benchmark index used is a benchmark index set forth in the fund’s prospectus to which the fund’s performance is compared. Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to pre-tax portfolio performance over three-year and five-year time periods (adjusted as appropriate if the portfolio manager has served for less than five years) with lesser consideration given to portfolio performance over a one-year period. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

•	The qualitative analysis of a portfolio manager’s individual performance is based on, among other things, the results of an annual management and internal peer review process, and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). Other factors, including contributions made to the investment team, as well as adherence to Compliance Policies and Procedures, Risk Management procedures, the firm’s Code of Ethics and “living the values” of the Advisor are also factors.
The quantitative analysis of a portfolio manager’s performance is given more weight in determining discretionary incentive compensation that the qualitative portion.
Certain portfolio managers may also participate in the Equity Plan. The amount of equity awarded under the long-term equity programs is generally based on the individual’s total compensation package and may comprise from 0% to 30% of the total compensation award. As discretionary incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Portfolio managers may receive a portion of their equity compensation in the form of shares in the proprietary mutual funds that they manage or support.
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

III-28

The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
John F. Robertson	9	$3,818,895,723	6	$506,273,633	45	$4,171,262,666
John W. Vojticek	9	$3,122,077,226	6	$467,780,429	45	$3,207,721,720
Adad Kazim	9	$3,122,077,226	6	$467,780,429	45	$3,207,721,720
John W. Ehlinger	9	$3,122,077,226	6	$467,780,429	45	$3,207,721,720
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
John F. Robertson	0	$0	4	$232,537,345	8	$569,569,628
John W. Vojticek	0	$0	4	$232,537,345	8	$569,569,628
Adad Kazim	0	$0	4	$232,537,345	8	$569,569,628
John W. Ehlinger	0	$0	4	$232,537,345	8	$569,569,628
CONFLICTS OF INTEREST
In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the subadvisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account’s assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent fiscal year end.
In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The subadvisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:
•	Certain investments may be appropriate for the Fund and also for other clients advised by the subadvisor, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the subadvisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the subadvisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the subadvisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the subadvisor in the interest of achieving the most favorable net results to the Fund and the other clients.

•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The subadvisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

III-29

•	In some cases, an apparent conflict may arise where the subadvisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The subadvisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the subadvisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

•	The subadvisor and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The subadvisor has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Included in these procedures are specific guidelines developed to ensure fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The subadvisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.
The subadvisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the subadvisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the subadvisor’s advisory clients. The subadvisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.
Ownership of Fund Shares. The portfolio managers of the Real Estate Securities Trust did not own any shares of the Real Estate Securities Trust as of December 31, 2007.

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DIMENSIONAL FUND ADVISORS LP
Disciplined Diversification Trust
Emerging Markets Value Trust
International Small Company Trust
PORTFOLIO MANAGERS
In accordance with the team approach used to manage the Disciplined Diversification Trust, International Small Company Trust and the Emerging Markets Value Trust (the “Portfolios”), the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of Dimensional Funds Advisors LP (formerly, Dimensional Fund Advisors Inc.) (“Dimensional”). The portfolio managers and portfolio traders also make daily decisions regarding the Portfolios, including running buy and sell programs based on the parameters established by the Investment Committee. Stephen A. Clark coordinates the efforts of all portfolio managers with respect to certain domestic equity and mixed allocation portfolios, and Karen E. Umland coordinates the efforts of all portfolio managers with respect to international equity portfolios. For this reason, Dimensional has identified Mr. Clark and Ms. Umland as primarily responsible for coordinating the day-to-day management of the following portfolios:

Fund	Portfolio Managers
Disciplined Diversification Trust	Stephen A. Clark
Emerging Markets Value Trust	Karen E. Umland
International Small Company Trust	Karen E. Umland
DESCRIPTION OF COMPENSATION STRUCTURE
Dimensional’s portfolio managers receive a base salary and a bonus. Compensation of a portfolio manager is determined by Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that they manage. Dimensional reviews the compensation of each portfolio manager annually. Each portfolio manager’s compensation consists of the following:
–	BASE SALARY. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.

–	SEMI-ANNUAL BONUS. Each portfolio manager may receive a semi-annual bonus. The bonus is based on the factors described above.
Portfolio managers may be awarded the right to purchase restricted shares of Dimensional’s stock as determined from time to time by the Board of Directors of Dimensional or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all Dimensional employees.
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007 (dollar amounts in millions):

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Karen E. Umland	28	$49,584	4	$871	15	$4,715
Stephen A. Clark	27	$51,130	8	$8,083	50	$4,267

III-31

Other Accounts Managed – Of total listed above, those for which advisory fee is or may be based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Karen E. Umland	0	$0	0	$0	0	$0
Stephen A. Clark	0	$0	1	$274	0	$0
POTENTIAL CONFLICT OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has primary day-to-day oversight responsibilities with respect to multiple accounts. In addition to the Portfolios, these accounts may include registered mutual funds, other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Portfolios, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolios. Actual or apparent conflicts of interest include:
–	Time Management. The management of the Portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolios and/or Accounts. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios.

–	Investment Opportunities. It is possible that at times identical securities will be held by the Portfolios and one or more Accounts. However, positions in the same security may vary and the length of time that the Portfolios or an Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Portfolios and one or more Accounts, the Portfolios may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Portfolios and other eligible Accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across the Portfolios and other Accounts.

–	Broker Selection. With respect to securities transactions for the Portfolios, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for the Portfolios and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolios or an Account.

–	Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.

–	Investment in a Portfolio. A portfolio manager or his/her relatives may invest in an Account that he or she manages, and a conflict may arise where he or she may therefore have an incentive to treat an Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolios or other Accounts for which they have portfolio management responsibilities
Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Ownership of Fund Shares. None of the portfolio managers own shares of any of the JHT portfolios they managed as of December 31, 2007.

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FRANKLIN ADVISERS, INC.
Income Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of	Assets	Number of	Assets	Number of	Assets
Portfolio Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Charles B. Johnson	5	$71,504.8	1	$778.2	0	$0
Edward D. Perks, CFA	9	$73,738.8	1	$61,120.6	0	$0
None of these accounts pay a performance based advisory fee.
Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.
DESCRIPTION OF ANY MATERIAL CONFLICTS
The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.
The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
COMPENSATION FOR THE FISCAL YEAR COMPLETED DECEMBER 31, 2007
The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio

III-33

managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.
The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
BASE SALARY — Each portfolio manager is paid a base salary.
ANNUAL BONUS — Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
–	Investment performance. Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

–	Non-investment performance. The more qualitative contributions of the portfolio manager to the manager’s business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

–	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.
ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.
Ownership of Fund Shares. The portfolio managers of the Income Trust did not own any shares of the Income Trust as of December 31, 2007.

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FRANKLIN MUTUAL ADVISERS, LLC
Mutual Shares Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of	Assets	Number of	Assets	Number of	Assets
Portfolio Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Peter Langerman, CFA	6	$32,916.2	3	$3,096.5	0	$0
F. David Segal, CFA	6	$33,195.7	0	$0	0	$0
Deborah A. Turner, CFA	5	$32,878.2	1	$111.5	0	$0
None of these accounts pay a performance based advisory fee.
Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.
DESCRIPTION OF ANY MATERIAL CONFLICTS
The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.
The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

III-35

COMPENSATION FOR THE FISCAL YEAR COMPLETED DECEMBER 31, 2007
The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
BASE SALARY
Each portfolio manager is paid a base salary.
ANNUAL BONUS
Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
–	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

–	Non-investment performance. The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including business knowledge, contribution to team efforts, mentoring of junior staff, and contribution to the marketing of the Funds, are evaluated in determining the amount of any bonus award.

–	Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time.

–	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.
Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.
Peter Langerman, as the Chief Investment Officer of the Manager, may participate in a separate bonus opportunity that is linked to the achievement of certain objectives, such as team development, defining the research and investment management process and maintaining cost efficiencies.
Ownership of Fund Shares. The portfolio managers of the Mutual Share Trust did not own any shares of the Mutual Shares Trust as of December 31, 2007.

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FRANKLIN TEMPLETON INVESTMENT CORP
International Small Cap Trust
The following chart reflects the portfolio manager’s investments in the Fund that he manages. The chart also reflects information regarding accounts other than the Fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of	Assets	Number of	Assets	Number of	Assets
Portfolio Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Bradley Radin, CFA	3	$2,490.4	25	$7,751.3	15	$3,415.9
None of these accounts pay a performance based advisory fee.
POTENTIAL CONFLICTS OF INTEREST
The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.
The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
DESCRIPTION OF COMPENSATION STRUCTURE
The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements: Base salary  Each portfolio manager is paid a base salary.
Annual bonus  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager

III-37

achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders.
The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
–	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

–	Research where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

–	Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

–	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.
Additional long-term equity-based compensation  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.
Ownership of Fund Shares. The portfolio manager of the International Small Cap Trust did not own any shares of the International Small Cap Trust as of December 31, 2007.

III-38

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC (“GMO”)
Growth Trust
Growth Opportunities Trust
International Growth Trust
Intrinsic Value Trust
Managed Trust
U.S. Multi Sector Trust
Value Opportunities Trust
U.S. Core Trust
International Core Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

Portfolio	Other registered investment
management	companies managed
team	(including other		Other pooled investment		Separate accounts
John Hancock	non-GMO mutual fund		vehicles		managed
Trust	subadvisory relationships)		managed (world-wide)		(world-wide)
	Number		Number		Number
	of		of		of
	accounts	Total assets	accounts	Total assets	accounts	Total assets
Sam Wilderman	24	$21,060,050,981.07	5	$3,005,818,679.84	22	$4,445,445,958.33
Tom Hancock	10	$22,522,147,096.84	8	$2,888,428,417.44	38	$14,501,608,977.61
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

Other registered investment
companies managed for
Portfolio	which GMO		Other pooled investment vehicles
management	receives a performance-based fee		managed		Separate accounts managed
team	(including other non-GMO		(world-wide) for which		(world-wide)
John Hancock	mutual fund subadvisory		GMO receives a performance-		for which GMO receives a
Trust	relationships)		based fee		performance-based fee
	Number		Number		Number
	of		of		of
	accounts*	Total assets*	accounts*	Total assets*	accounts*	Total assets*
Sam Wilderman	3	$2,296,028,717.90	4	$2,981,886,383.67	5	$2,308,019,787.11
Tom Hancock	0	$0	1	$112,026,582.35	7	$3,318,710,652.16

*	Subset of accounts and assets noted above
DESCRIPTION OF MATERIAL CONFLICTS: Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities

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between the fund and such other accounts. GMO believes several factors limit the conflicts between the Fund and other similar stock accounts managed by the Fund’s portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the Fund and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO’s trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the Fund’s portfolio management team and GMO’s Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client’s investment guidelines and timing of cash flows.
DESCRIPTION OF THE STRUCTURE OF, AND THE METHOD USED TO DETERMINE, THE COMPENSATION OF EACH MEMBER OF THE FUND’S PORTFOLIO MANAGEMENT TEAM: The senior member of the Fund’s portfolio management team is a member (partner) of GMO. Compensation for the senior member consists of a base salary, a partnership interest in the firm’s profits and possibly an additional, discretionary, bonus. Compensation does not disproportionately reward outperformance by higher fee/performance fee products. GMO’s Compensation Committee sets the senior member’s base salary taking into account current industry norms and market data to ensure that the base salary is competitive. The Compensation Committee also determines the senior member’s partnership interest, taking into account the senior member’s contribution to GMO and GMO’s mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each member’s compensation is based on his individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. Partnership interests in GMO are the primary incentive for senior level persons to continue employment at GMO. GMO believes that partnership interests provide the best incentive to maintain stability of portfolio management personnel.
Ownership of Fund Shares. None of the portfolio managers own shares of any of the JHT portfolios they managed as of December 31, 2007.

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INDEPENDENCE INVESTMENT LLC
Small Cap Trust
The following chart reflects the portfolio manager’s investments in the Fund that he manages. The chart also reflects information regarding accounts other than the Fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

		Other Registered		Other Pooled Investment
	Dollar Range of	Investment Companies		Vehicles		Other Accounts
	Investments in Each	Number of	Assets	Number of	Assets	Number of	Assets
Portfolio Manager	Fund	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Charles S. Glovsky	Small Cap Trust	2	$351	5	$85	29	$562
None of these accounts pay a performance based advisory fee.
Potential Conflicts of Interest. Each of the accounts managed by Charles S. Glovsky uses a bottom up selection process that focuses on stocks of statistically undervalued yet promising companies that are believed likely to show improving fundamental prospects with identifiable catalysts for change. Each invests primarily in equity securities issued by small or mid capitalization companies. While these accounts have many similarities, the investment performance of accounts with similar strategies will be different due to differences in guidelines, fees, expenses and cash flows. Independence has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading. None of the accounts managed by Charles Glovsky pays Independence an incentive based fee.
Compensation of Portfolio Managers. Independence has adopted a system of compensation for portfolio managers and others involved in the investment process that seeks to align the financial interests of the investment professionals with both those of Independence, through incentive payments based in part upon the Independence’s financial performance, and also those of their clients and the shareholders of the funds they manage, through incentive payments based in part upon the relative investment performance of those accounts. As such, generally, Independence’s compensation arrangements with investment professionals are determined on the basis of the investment professional’s overall services to Independence and not solely on the basis of specific funds or accounts managed by the investment professional.
Charles S. Glovsky is eligible to receive the following types of compensation as an Independence employee (i) a competitive base salary, (ii) a bonus payable from Independence’s Annual Incentive Plan (iii) payments resulting from equity ownership, and (iv) marketing incentives pursuant to the then applicable Independence plan.
Under the Annual Incentive Plan, investment professionals are eligible to receive an annual bonus, which is contingent in part on the attainment of certain professional and organizational goals. Any bonus under the plan is completely discretionary. Company profitability and investment performance are among the factors generally used in determining the size of the overall bonus pool and/or the particular bonuses paid to individual portfolio managers under the plan.
Ownership of Trust Shares.
Charles S. Glovsky does not own any shares of the Small Cap Trust.

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INVESCO AIM CAPITAL MANAGEMENT, INC.
All Cap Growth Trust
Small Company Growth Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

		Other Registered
		Investment		Other Pooled Investment
		Companies		Vehicles		Other Accounts
		Managed (in millions)		Managed (in millions)		Managed (in millions)
	Dollar Range of Investments in	Number of		Number of		Number of
Portfolio Manager	Each Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Robert J. Lloyd(2)	All Cap Growth Trust:	9	$9,886.5	3	$334.7	0	$0
Ryan A. Amerman(2)	All Cap Growth Trust:	8	$9,507.7	0	$0	0	$0
Juliet S. Ellis	Small Company Growth Trust:	6	$3,649.2	0	$0	0	$0
Juan R. Hartsfield	Small Company Growth Trust:	6	$3,649.2	0	$0	0	$0
Clay Manley(3)	Small Company Growth Trust:	1	$1,453.6	0	$0	0	$0
None of these accounts pay a performance based advisory fee.

(1)	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2)	Mr. Lloyd and Mr. Amerman began serving as portfolio manager on All Cap Growth Trust on February 4, 2008. Information for Mr. Lloyd and Mr. Amerman has been provided as of February 29, 2008.

(3)	Mr. Manley began serving as portfolio manager on Small Company Growth Trust on February 4, 2008. Information for Mr. Manley has been provided as of February 29, 2008.
POTENTIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

–	The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

–	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

–	With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such

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other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

–	Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.
     AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
DESCRIPTION OF COMPENSATION STRUCTURE
AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package, if such benefit is applicable. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following five elements:
–	BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

–	ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used. High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically has an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

–	EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

–	PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

–	PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.
Portfolio managers also participate in benefit plans and programs available generally to all employees.
Ownership of Fund Shares. None of the portfolio managers own shares of any of the JHT portfolios they managed as of December 31, 2007.

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JENNISON ASSOCIATES LLC
Capital Appreciation Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Dollar
	Range of	Other Registered		Other Pooled Investment
	Investments	Investment Companies		Vehicles		Other Accounts
Portfolio	in Each	Number of	Assets	Number of	Assets	Number of	Assets
Manager	Fund	Accounts	(Thousands)	Accounts	(Thousands)	Accounts	(Thousands)
Michael A. Del Balso	Capital Appreciation Trust:	12	$9,327,825	5	$1,354,773	11*	$1,115,738*

Kathleen A. McCarragher	Capital Appreciation Trust:	14	$10,256,019	3	$310,460	43	$5,418,581

Spiros Segalas	Capital Appreciation Trust:	16	$20,350,145	5	$456,314	9	$2,194,614

*	Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Dollar
	Range of	Other Registered		Other Pooled
	Investments	Investment Companies		Investment Vehicles		Other Accounts
Portfolio	in Each	Number of	Assets	Number of	Assets	Number of
Manager	Fund	Accounts	(Thousands)	Accounts	(Thousands)	Accounts	Assets
Michael A. Del Balso	Capital Appreciation Trust:	0	$0	0	0	0	$0

Kathleen A. McCarragher	Capital Appreciation Trust:	1 +	$1,106,428 +	0	0	0	$0

Spiros Segalas	Capital Appreciation Trust:	0	$0	3 +	$175,237 +	0	$0

+	The portfolio manager only manages a portion of the accounts subject to a performance fee. The market value shown reflects the portion of those accounts managed by the portfolio manager.
POTENTIAL CONFLICTS OF INTEREST:
In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.
Jennison’s portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends

III-44

to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.
Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.
In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison’s portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.
PORTFOLIO MANAGER COMPENSATION:
Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross of fee pre-tax performance of various mutual funds, of which nearly all of the equity options are managed by Jennison, and composites of accounts managed by Jennison, which may include accounts managed for unregistered products.
Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers or analysts may manage or contribute ideas to more than one product strategy and are evaluated accordingly.
The following factors, listed in order of importance, will be reviewed for each portfolio manager:
–	One and three year pre-tax investment performance of groupings of accounts (a “Composite”) relative to market conditions, pre-determined passive indices, such as the Russell 1000® Growth Index and Standard & Poor’s 500 Composite Stock Price Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;

–	Historical and long-term business potential of the product strategies;

–	Qualitative factors such as teamwork and responsiveness; and

–	Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional’s total compensation.
SECURITIES OWNERSHIP:
None of the portfolio managers own shares of the Capital Appreciation Trust.

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LEGG MASON CAPITAL MANAGEMENT, INC.
Core Equity Trust
The following chart reflects the portfolio manager’s investments in the Fund that she manages. The chart also reflects information regarding accounts other than the Fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

		Other Registered		Other Pooled Investment
	Dollar Range of	Investment Companies		Vehicles		Other Accounts
	Investments in Each	Number of	Assets	Number of	Assets	Number of	Assets
Portfolio Manager	Fund	Accounts	(in billions)	Accounts	(in billions)	Accounts	(in billions)
Mary Chris Gay	Core Equity Trust:	6	$4.5	13	$4.1	5	$1.2
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

		Other Registered		Other Pooled Investment
	Dollar Range of	Investment Companies		Vehicles		Other Accounts
	Investments in Each	Number of		Number of		Number of	Assets
Portfolio Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	(in millions)
Mary Chris Gay	Core Equity Trust:	0	$0	0	$0	1	$295.3
POTENTIAL CONFLICTS OF INTEREST
The portfolio manager has day-to-day management responsibility for multiple accounts, which may include mutual funds, separately managed advisory accounts, commingled trust accounts, offshore funds, and insurance company separate accounts. The management of multiple accounts by the portfolio manager may create the potential for conflicts to arise. For example, even though all accounts in the same investment style are managed similarly, the portfolio manager make investment decisions for each account based on the investment guidelines, cash flows, and other factors that the manager believes are applicable to that account. Consequently, the portfolio manager may purchase (or sell) the same security for multiple accounts at different times. A portfolio manager may also manage accounts whose style, objectives, and policies differ from those of the Fund. Trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, that sale could cause the market price of the security to decrease, while the Fund maintained its position in the security. A potential conflict may also arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities of limited availability. This conflict may be heightened where an account is subject to a performance-based fee. A portfolio manager’s personal investing may also give rise to potential conflicts of interest. Legg Mason Capital Management, Inc. has adopted brokerage, trade allocation, personal investing and other policies and procedures that it believes are reasonably designed to address the potential conflicts of interest described above.
DESCRIPTION OF COMPENSATION STRUCTURE
The Portfolio manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, managed by the Portfolio manager (these are a function of performance, retention of assets, and flows of new assets), the Portfolio manager’s contribution to the investment manager’s research process, and trends in industry compensation levels and practices.
The Portfolio manager is also eligible to receive other employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason, Inc. 401(k) and profit sharing program, and participation in other Legg Mason, Inc. deferred compensation plans.
Ownership of Fund Shares. The portfolio manager of the Core Equity Trust did not own any shares of the Core Equity Trust as of December 31, 2007.

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LORD, ABBETT & CO. LLC
All Cap Value Trust
Mid Cap Value Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
		Number of	Assets	Number of	Assets	Number of		Assets
Portfolio Manager		Accounts	(in millions)	Accounts	(in millions)	Accounts		(in millions)
Robert P. Fetch	All Cap Value Trust:	5	$10,357.0	3	$457.3	899	**	$1,249.5
Howard E. Hansen	All Cap Value Trust:	12	$15,141.8	3	$457.3	1,692	*	$2,131.8	*
	Mid Cap Value Trust:	12	$14,757.1	3	$457.3	1,692	*	$2,867.7	**
Edward K. von der Linde	Mid Cap Value Trust:	10	$12,108.0	0	$0	899	**	$2,131.8	*

*	Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account, such account totals approximately $461.7 million in total assets.

**	Included in the number of accounts and total assets are 3 accounts with respect to which the management fee is based on performance of the account; such accounts totals approximately $644.0 million in total assets.
Conflicts of interest may arise in connection with the investment manager’s management of the Funds’ investment portfolios and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning a Fund’s transactions to the advantage of other accounts and to the detriment of the Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures, including Policies and Procedures for Evaluating Best Execution of Equity Transactions and Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Funds. Moreover, Lord Abbett’s Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside (i.e., nonpublic) information. Lord Abbett is not affiliated with any full service broker-dealer and, therefore, does not execute any Fund transactions through such as entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers’ management of the Funds’ investment portfolios and the investments of the other accounts referenced in the table above.
COMPENSATION OF INVESTMENT MANAGERS
Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. The levels of compensation takes into account the investment manager’s experience, reputation and competitive market rates.
Fiscal year-end bonuses, which can. be a substantial percentage of compensation, are determined after an evaluation of various factors. These factors include the investment manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors. Investment results are evaluated based on an assessment of the investment manager’s three- and five-year investment returns on a pre-tax basis versus both the appropriate style benchmarks and the appropriate peer group rankings. Finally, a component of the bonus reflects the leadership and management of the investment team. The evaluation does not follow a formulaic approach, but ratter is reached following a review of these factors. No part of the bonus payment is based on the investment manager’s assets under management, the revenues generated by those assets or the profitability of the investment manager’s unit. Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred

III-47

payout over a five-year period. The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.
Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager’s profit-sharing account are based on a percentage of the investment manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett sponsored funds.
HOLDINGS OF INVESTMENT MANAGERS
The following table indicates for each Fund the dollar range of shares beneficially owned by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund. The information is as of December 31, 2007. This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.

	PORTFOLIO		$1—	$10,001—	$50,001 —	$100,001	$500,001—	OVER
TRUST	MANAGER NAME	NONE	$10,000	$50,000	$100,000	$500,000	$1,000,000	$1,000,000
ALL CAP VALUE	Robert P. Fetch	X	—	—	—	—	—	—
	Howard E. Hansen	X	—	—	—	—	—	—
MID CAP VALUE	Edward K. von der Linde	X	—	—	—	—	—	—
	Howard E. Hansen	X	—	—	—	—	—	—

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MARSICO CAPITAL MANAGEMENT, LLC
International Opportunities Trust
The following chart reflects the portfolio manager’s investments in the Fund that he manages. The chart also reflects information regarding accounts other than the Fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

		Other Registered		Other Pooled
		Investment Companies		Investment Vehicles		Other Accounts
		Number		Number		Number
	Dollar Range of Investments	of		of		of
Portfolio Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
James G. Gendelman	International pportunities Trust:	17	$12,734,940,000	0	0	17	$2.679,274,000
James G. Gendelman management no other accounts that are subject to a fee under which compensation was based on a share of the capital gains upon or capital appreciation of the account, e.g., performance fees.
PORTFOLIO MANAGER DISCLOSURE
1.	For any portfolio managed by a team or committee, the name of each committee member (or if there are more than five, the five persons with the most significant responsibility). In addition, appropriate five-year biographical information for each member of the committee disclosed should be provided in accordance with Item 5 of Form N-1A.

James G. Gendelman is the portfolio manager of the John Hancock Trust International Opportunities Trust. Prior to joining Marsico Capital in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelor’s degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

Material Conflicts. A description of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the fund’s investment, on the one hand, and the investments of the other accounts list in a. above , on the other. (This description would include, for example, material conflicts between the investment strategy on the fund and the investment strategy of other accounts managed by the portfolio manager and material conflicts in allocation of investment opportunities between the fund and other accounts managed by the portfolio manager.

As a general matter, MCM faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. MCM often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under MCM’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, MCM seeks to allocate such trades to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is MCM’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, MCM has adopted policies and procedures for allocating transactions across multiple accounts. MCM’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. MCM’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

MCM has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, MCM monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

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Portfolio Manager Compensation. The structure of, and the method used to determine the compensation of each portfolio manager.

Compensation for MCM’s portfolio managers and research analysts consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) MCM’s overall profitability for the period, and (2) individual achievement and contribution. In addition, MCM’s portfolio managers and research analysts typically own equity interests in a company that indirectly owns MCM. In addition to salary and bonus, portfolio managers and research analysts may participate in other MCM benefits such as health insurance and retirement plans on the same basis as other MCM employees.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are typically rewarded through salary readjustments and through greater participation in the bonus pool. Portfolio manager compensation comes solely from MCM.

MCM does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, to encourage a long-term horizon for managing portfolios, MCM evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, effectiveness of the manager’s leadership within MCM’s Investment Management Team, contributions to MCM’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Ownership of Securities. For each portfolio manager state the dollar range of equity securities Fund (s) beneficially owned by the portfolio manager using the ranges noted in Item 15.

None. (MCM’s Code of Ethics does not permit covered employees, including portfolio managers, to invest in mutual funds sub-advised by MCM.)

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MASSACHUSETTS FINANCIAL SERVICES COMPANY (“MFS”)
Utilities Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of	Assets (in	Number of	Assets (in	Number of	Assets (in
Portfolio Manager	Accounts	billions)	Accounts	millions)	Accounts	millions)
Maura A. Shaughnessy	6	$7.9	0	N/A	0	N/A
Robert D. Persons	14	$12.8	2	$368	1	$32
None of these accounts pay a performance based advisory fee.
As of December 31, 2007, neither Portfolio Manager listed above beneficially owned shares of the Utilities Trust.
POTENTIAL CONFLICTS OF INTEREST
MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.
The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there may be securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. A Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.
When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.
MFS does not receive a performance fee for its management of the Fund. As a result, MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund-for instance, those that pay a higher advisory fee and/or have a performance fee.
DESCRIPTION OF COMPENSATION STRUCTURE
Portfolio manager total cash compensation is a combination of base salary and performance bonus:
–	Base Salary — Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

–	Performance Bonus — Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

–	The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or benchmark index, with respect to each account. (Generally the benchmark index used is a benchmark index set forth in the Fund’s prospectus to which the Fund’s performance is compared.) Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to portfolio performance over three-year and five-year time periods with lesser consideration given to portfolio performance over a one-year period (adjusted as appropriate if the portfolio manager has served for less than five years).

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–	The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).
Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.
Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level as well as other factors.

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MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
Absolute Return Trust
Active Bond Trust
Strategic Income Trust
Emerging Growth Trust
High Income Trust
Small Cap Intrinsic Value Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

			Other Registered		Other Pooled
			Investment Companies		Investment Vehicles		Other Accounts
			Number		Number		Number
	Dollar Range of Investments		of	Assets	of	Assets	of	Assets
Portfolio Manager	in Each Fund		Accounts	(MM)	Accounts	(MM)	Accounts	(MM)
Barry H. Evans	Active Bond Trust	0	6	$3,578	3	$144	123	$4,403
Howard C. Greene	Active Bond Trust	0	4	$1,674	2	$92	16	$3,190
Jeffrey N. Given	Active Bond Trust	0	6	$2,273	2	$92	16	$3,190

Barry H. Evans	Strategic Income Trust	0	6	$3,578	3	$144	123	$4,816
John F. Iles	Strategic Income Trust	0	2	$1,403	1	$53	3	$576
Daniel S. Janis, III	Strategic Income Trust	0	1	$1,158	2	$92	5	$996

Alan E. Norton	Emerging Growth Trust	0	2	$726	0	$0	12	$204
Henry E. Mehlman	Emerging Growth Trust	0	2	$726	0	$0	12	$204

Arthur N. Calavritinos	High Income Trust	0	1	$1,369	0	$0	2	$450

Timothy E. Keefe, CFA	Small Cap Intrinsic Value Trust	0	6	$2,951	2	$11	9	$178
Timothy M. Malloy	Small Cap Intrinsic Value Trust	0	4	$2,684	2	$11	6	$146
None of these accounts pay a performance based advisory fee.
Potential Conflicts of Interest. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, MFC Global (U.S.) does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the fund as well as one or more other accounts. MFC Global (U.S.) has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. MFC Global (U.S.) has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See “Compensation of Portfolio Managers” below.
A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. MFC Global (U.S.) has policies that require a portfolio manager to allocate such

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investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.
A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, MFC Global (U.S.)’s policies generally require that such trades be “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, MFC Global (U.S.) will place the order in a manner intended to result in as favorable a price as possible for such client.
A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if MFC Global (U.S.) receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below. MFC Global (U.S.) receives a performance-based fee with respect to one of the accounts managed by the portfolio managers of Active Bond Fund.
A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. MFC Global (U.S.) imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.
If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, MFC Global (U.S.) seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.
Structure of Compensation. MFC Global (U.S.) has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals At MFC Global (U.S.), the structure of compensation of investment professionals is currently comprised of the following basic components: base salary and an annual investment bonus plan, as well as customary benefits that are offered generally to all full-time employees of MFC Global (U.S.). A limited number of senior portfolio managers, who serve as officers of both MFC Global (U.S.) and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the fund.
BASE SALARY. Base compensation is fixed and normally reevaluated on an annual basis. MFC Global (U.S.) seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.
INVESTMENT BONUS PLAN. Only investment professionals are eligible to participate in the Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of MFC Global (U.S.) and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:
INVESTMENT PERFORMANCE: The investment performance of all accounts managed by the investment professional over one and three- year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). With respect to fixed income accounts, relative yields are also used to measure performance.
THE PROFITABILITY OF MFC Global (U.S.): The profitability of MFC Global (U.S.) and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of MFC Global (U.S.).

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NON-INVESTMENT PERFORMANCE The more intangible contributions of an investment professional to MFC Global (U.S.) business, including the investment professional’s support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluating in determining the amount of any bonus award.
OPTIONS AND STOCK GRANTS. A limited number of senior investment professionals may receive options to purchase shares of Manulife stock. Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period (normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitle to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional’s employment is terminated prior to a vesting date.
MFC Global (U.S.) also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary. No component of the compensation arrangements for the investment professionals involves mandatory deferral arrangements.
While the profitability of John MFC Global (U.S.) and the investment performance of the accounts that the investment professionals maintain are factors in determining an investment professional’s overall compensation, the investment professional’s compensation is not linked directly to the net asset value of any fund.
Ownership of Trust Shares. Neither Howard C. Greene, Benjamin A. Matthews and Barry H. Evans own any shares of the Active Bond Trust. Neither Frederick L. Cavanaugh, Jr., Daniel S. Janis, III and John F. Iles own any shares of the Strategic Income Trust. Neither Alan Norton or Henry Mehlman owns any shares of the Emerging Growth Trust.

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MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
(“MFC GLOBAL”)
500 Index Trust
500 Index Trust B
Mid Cap Index Trust
Total Stock Market Index Trust
Index Allocation Trust
Small Cap Index Trust
Money Market Trust
Money Market Trust B
Pacific Rim Trust
Optimized All Cap Trust
Optimized Value Trust
Absolute Return Trust
Lifestyle Trust
Franklin Templeton Founding Allocation Trust
American Fundamental Holdings Trust
American Global Diversification Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
						Assets
	Number of	Assets		Assets	Number of	(in
Portfolio Manager	Accounts	(in millions)	Number of Accounts	(in millions)	Accounts	millions)
Carson Jen	8	$5,683	3	$528	24	$8,896
Narayan Ramani	8	$5,683	3	$528	24	$8,896
Tahnoon Pasha	2	$508	0	$0	1	$110.09
Jim Schetakis	1	$6.086	0	$0	2	$2.088
Harpreet Singh	6	$2,329	1	$4.75	2	$135.24
Chris Hensen	6	$2,329	1	$4.75	2	$135.24
Brett Hryb	6	$2,329	1	$4.75	2	$135.24
Rhonda Chang	6	$2,329	1	$4.75	2	$135.24
Noman Ali	6	$2,329	1	$4.75	2	$135.24
Steve Orlich	21	$55,000	0	$0	23	$65,000
Scott Warlow	21	$55,000	0	$0	23	$65,000
Maralyn Kobayashi	2	$4,633	0	$0	7	$6,021
Faisal Rahman	2	$4,633	0	$0	7	$6,021
None of these accounts pay a performance based advisory fee.
POTENTIAL CONFLICTS OF INTEREST
Portfolio managers at MFC Global may manage numerous portfolios or accounts and as a result, actual or apparent conflicts of interest may arise. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MFC Global does not track the time a portfolio manager spends on a single portfolio; however, MFC Global will regularly assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. MFC Global seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.

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Conflicts of interest may also arise when allocating and/or aggregating trades. Although a portfolio manager will make investment determinations for a portfolio independently from the investment determinations made by them for any other portfolio, investments may be deemed appropriate for more than one portfolio. In such circumstances, MFC Global may determine that orders for the purchase or sale of the same security for more than one portfolio should be combined. In this event, the transactions will be priced and allocated in a manner deemed to be equitable and in the best interests of all portfolios participating in the transaction.
MFC Global has implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts. In addition, MFC Global monitors a variety of other matters, including compliance with a portfolio or account’s investment guidelines and compliance with MFC Global’s Code of Ethics.
DESCRIPTION OF COMPENSATION STRUCTURE
MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance-based bonus is based upon the investment performance of all accounts managed by the portfolio manager over a one-year period. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). The amount of the performance based bonus and participation in equity ownership also reflects the seniority and role of each portfolio manager. MFC Global seeks to ensure retention of portfolio managers through competitive compensation that rewards both individual and team performance. In order to be competitive in the industry, the overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys.
To ensure ongoing competitiveness, total compensation for investment professionals is compared to external asset management organizations on an annual basis, as a minimum; any adjustments to base pay or annual incentive design are made at that time. Annual Incentive Plan (AIP) bonus targets range from 10% to 80% of base salary determined by function, grade level and competitive practice, and can reach a maximum of 250% of bonus target depending on company, divisional, individual and portfolio performance. Stock Option Plan is available for Vice Presidents and above. Restricted Share Unit Grants are available for Assistant Vice Presidents, Vice Presidents and above. Grants issued are dependent upon an individual’s long term performance, retention risk, future potential and market conditions.
Ownership of Trust Shares. None of the portfolio managers own shares of any of the JHT portfolios they manage.

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MORGAN STANLEY INVESTMENT MANAGEMENT (VAN KAMPEN)
Value Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

			Other Pooled
	Other Registered		Investment
	Investment Companies		Vehicles		Other Accounts
			Number		Number
Portfolio	Number of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
James Gilligan (Co-Lead Manager)	19	$38,130,085,614	0	$0	3	$677,252,153
Thomas Bastian (Co-Lead Manager)	19	$38,130,085,614	0	$0	3	$677,252,153
James Roeder (Executive Director)	19	$38,130,085,614	0	$0	3	$677,252,153
Sergio Marcheli (Executive Director)	19	$38,130,085,614	0	$0	3	$677,252,153
Mark Laskin (Executive Director)	19	$38,130,085,614	0	$0	3	$677,252,153
None of these accounts pay a performance based advisory fee.
POTENTIAL CONFLICTS OF INTEREST
Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Value Trust, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Value Trust. In addition, a conflict of interest could exist to the extent the Sub-Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Sub-Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Value Trust invests, the Sub-Adviser could be seen as harming the performance of the Value Trust for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.
DESCRIPTION OF COMPENSATION STRUCTURE
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.
BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Sub-Adviser.
DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.
Discretionary compensation can include:
–	Cash Bonus.

–	Morgan Stanley’s Long Term Incentive Compensation awards— a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions.

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–	Investment Management Alignment Plan (IMAP) awards— a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Sub-Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

–	Voluntary Deferred Compensation Plans— voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Sub-Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.
Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:
–	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

–	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

–	Contribution to the business objectives of the Sub-Adviser.

–	The dollar amount of assets managed by the portfolio manager.

–	Market compensation survey research by independent third parties.

–	Other qualitative factors, such as contributions to client objectives.

–	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.
Ownership of Fund Shares. The portfolio managers of the Value Trust did not own any shares of the Value Trust as of December 31, 2007.

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MUNDER CAPITAL MANAGEMENT
Small Cap Opportunities Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
		Number
	Dollar Range of Investments in	of		Number of		Number of
Portfolio Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Robert E. Crosby	Small Cap Opportunities Trust:	9	$1,688,755,697	25	$660,150,860	34	$137,430,477
Julie R. Hollinshead	Small Cap Opportunities Trust:	5	$1,609,827,000	4	$332,190,000	9	$13,110,854
John P. Richardson	Small Cap Opportunities Trust:	5	$1,609,827,000	5	$337,227,000	13	$24,162,512
Note: If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, some accounts and assets have been counted more than once.
None of these accounts pay a performance based advisory fee.
Portfolio Manager Compensation Structure
     The compensation package for all members of Munder’s portfolio management teams has historically consisted of three elements: fixed base salary; short-term incentive in the form of an annual bonus; and long-term incentive in the form of equity ownership. Certain portfolio managers may also receive variable bonus compensation or performance-based fees. Munder also provides a competitive benefits package, including health and welfare benefits and retirement benefits in the form of a 401(k) plan which includes an employer contribution.
     Munder strives to offer industry-competitive salaries based on the skills and experience of the portfolio manager as well as responsibilities of the position. Salaries are compared at least annually with investment industry benchmark compensation surveys.
     Members of Munder’s portfolio management teams are eligible to earn a performance bonus. Bonuses for all members of a portfolio management team are influenced by the profitability of the firm and the performance of the aggregate group of accounts managed by the team. Target bonuses for portfolio managers typically range from 50 to 200% of base salary. Target bonuses for equity analysts typically range from 50 to 150% of base salary. Actual bonuses for all personnel, however, are completely discretionary and can be as low as 0% and range as high as 300% or more of salary. In determining portfolio manager bonuses, Munder considers a variety of factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm’s success, as well as the profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. With respect to each account managed by the portfolio manager, performance is measured relative to that account’s benchmark index for the most recent one-year and three-year periods. Determination of equity analyst bonuses also involves consideration of a variety of factors, including performance of individual security recommendations, team performance relative to applicable benchmarks, as well as qualitative elements such as team interaction, growth, and overall contribution to the firm’s success.
     Certain portfolio managers are eligible to receive variable bonus compensation based on fees received by Munder for all accounts, including any Munder Fund, managed by the portfolio manager pursuant to a specific investment style. In certain instances, such compensation is conditioned upon a minimum asset level in the investment discipline. In certain instances, such compensation is based on the investment performance of accounts managed by such portfolio manager pursuant to a specific investment style, provided the performance of the related Munder Fund or investment style composite exceeds the performance of the related index on a compound annual basis over a stated period.
     Members of the portfolio management teams were historically eligible for long-term incentives in the form of options to purchase shares of Munder Group LLC, an employee-owned minority partner of Munder Capital Management. These long-term incentive plans effectively expired in late 2004 and early 2005. Effective January 2, 2007, key members of the portfolio management teams are eligible for long-term incentives in the form of restricted shares of Munder Capital Holdings, LLC, the majority partner of Munder Capital Management.

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Restricted shares typically vest quarterly over a three-year period. The restricted share grants provide incentive to retain key personnel and serve to align portfolio managers’ interests with those of Munder directly, and, indirectly, the accounts managed by Munder.
Potential Conflicts of Interest
     Portfolio Management Conflicts of Interest. Munder’s personnel may be part of portfolio management teams serving numerous accounts for multiple clients of Munder Capital Management and of its subsidiary Pierce Street Advisors, LLC (“Pierce Street”), as applicable. These client accounts may include registered investment companies, other types of pooled accounts (e.g., hedge funds, private funds or collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers, research analysts and trading desk personnel (collectively, “portfolio management teams”), may provide services for clients of both Munder and Pierce Street simultaneously. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.
•	Potential Conflicts Relating to the Interests of Portfolio Management Teams and Munder: Munder and/or Pierce Street may receive differential compensation from different advisory clients (e.g., some clients, such as hedge funds, may pay higher management fees than are paid by other advisory clients and/or incentive compensation based on the investment performance of the clients) and each advisory client may be more or less profitable to Munder or Pierce Street than other advisory clients (e.g., clients also may demand different levels of service or have larger, smaller or multiple relationships with Munder and/or its affiliates). Munder and Pierce Street may compensate portfolio management team personnel differently depending on the nature of the a client’s account (e.g., personnel participating in the portfolio management process for hedge funds and other incentive fee accounts may receive compensation that reflects, at least in part, the revenues generated by, including the incentive fees paid by, those funds and other accounts to reward superior performance). Portfolio management team personnel also may make personal investments in accounts (including hedge funds) they manage or support.

If other advisory clients utilize a management fee structure that could result in higher fees or are otherwise possibly more profitable relationships for Munder and/or Pierce Street than the Fund, or if the management of such clients could result in potentially higher compensation to the portfolio management team members (“Advisor Compensatory Accounts”), or if the portfolio management teams makes personal investments in certain client accounts (such as hedge funds), the portfolio management team members may have the incentive to direct a disproportionate amount of: (i) their attention; (ii) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (iii) desirable trade allocations, to such accounts. The portfolio manager also may have an incentive to trade Adviser Compensatory Accounts or personal investments before (i.e., front run) or after the Fund in order to seek to take advantage of the potential upward or downward pressure on the market price of certain investments resulting from the Fund’s trading activity. In addition, a portfolio management team may take a short position in a security on behalf of a Fund, Advisor Compensatory Accounts or personal investments at the same time that other accounts managed by Munder take a long term position in the same security. The portfolio management team’s use of short sales may be harmful to the performance of other clients that own that security.

•	Potential Conflicts Relating to Managing Multiple Advised Accounts: Even if there is no financial or other advantage to members of the portfolio management team or Munder, portfolio management teams managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others. For example, a portfolio management team managing assets using different investment strategies will need to allocate limited resources, such as their attention, investment opportunities and/or desirable trade allocations, among clients with different or competing interests. In addition, a portfolio manager may be in a position to make an investment that is appropriate for one client, but not appropriate for or against the interests of another client. For example, certain clients may seek more speculative investments that would not be appropriate for some other clients.

Although Munder does not track the time or attention each portfolio manager devotes to his or her advisory accounts, Munder does monitor the performance of all client accounts and periodically assesses whether each portfolio manager has adequate resources to effectively manage all of the accounts for which he or she is responsible.
     Munder and Pierce Street have adopted and implemented numerous compliance policies and procedures, including Codes of Ethics, brokerage and trade allocation policies and procedures and conflicts of interest procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. Munder also has established an Investment Conflicts Committee to oversee potential issues relating to conflicts of interest that Munder, Pierce Street and the portfolio management teams may face. In addition, Munder and Pierce Street each have a designated Chief Compliance Officer (selected in accordance with the federal securities laws) as well as dedicated compliance staff whose activities are focused on monitoring the compliance policies and procedures of Munder or Pierce Street, as applicable, in order to detect and address potential and actual conflicts of interest. Furthermore, senior personnel of Munder periodically review the performance of all portfolio managers. However, there can be no assurance that the Investment Conflicts Committee and the compliance programs of the Munder or Pierce Street will achieve their intended result.
PORTFOLIO MANAGER FUND OWNERSHIP. The dollar range of equity securities beneficially owned by Munder portfolio managers in

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the Small Cap Opportunities Trust as of December 31, 2007 is as follows:

Dollar Range of
Equity Securities
Portfolio Manager	Beneficially Owned
John P. Richardson	None
Julie Hollinshead	None
Robert E. Crosby	None

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PACIFIC INVESTMENT MANAGEMENT COMPANY
Global Bond Trust
Real Return Bond Trust
Total Return Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
	Dollar Range of		Assets		Assets		Assets
	Investments in Each	Number of	(in	Number of	(in	Number of	(in
Portfolio Manager	Fund	Accounts	millions)	Accounts	millions)	Accounts	millions)
Mihir Worah	Real Return Bond Trust	15	$31,185.51	23	$3,847.41	39	$12,015.36
William H. Gross	Total Return Trust	35	$155,400.53	19	$8,422.58	66	$42,263.70
Scott Mather	Global Bond Trust	7	$12,358.76	2	$5,939.74	8	$2,835.56
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
	Dollar Range of				Assets		Assets
	Investments in Each	Number of	Assets	Number of	(in	Number of	(in
Portfolio Manager	Fund	Accounts	(in millions)	Accounts	millions)	Accounts	millions)
Mihir Worah	Real Return Bond Trust	0	$0	0	$0	10	$1,315.18
William H. Gross	Total Return Trust	0	$0	3	$836.98	21	$19,071.141
Scott Mather	Global Bond Trust	0	$0	0	$0	1	$259.67
Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.
Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.
Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.
Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of

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allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.
Portfolio Manager Compensation
PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.
Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.
In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:
•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.
A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.
Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.
Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.
Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

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Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.
From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.
Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.
Securities Ownership

The respective portfolio managers were not a beneficial owner of shares of a Fund that he managed as of December 31, 2007.

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PZENA INVESTMENT MANAGEMENT, LLC
Classic Value Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date. :
The following table reflects information as of December 31, 2007

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
	Dollar Range of	Number		Number		Number
	Investments in Each	of		of		of
Portfolio Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Richard S. Pzena	Classic Value Trust:	9	$6,815,315,681	107	$2,654,738,360	408	$11,017,430,445
John P. Goetz	Classic Value Trust:	11	$6,931,821,252	127	$4,678,129,010	414	$11,993,240,394
Antonio DeSpirito III	Classic Value Trust:	8	$6,765,643,969	37	$1,906,998,271	131	$4,875,586,533
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

		Other Registered		Other Pooled Investment
	Dollar Range of	Investment Companies		Vehicles		Other Accounts
	Investments in Each	Number of		Number of		Number of
Portfolio Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Richard S. Pzena	Classic Value Trust:	0	$0	0	$0	12	$2,017,250,551
John P. Goetz	Classic Value Trust:	0	$0	0	$0	12	$2,017,250,551
Antonio DeSpirito III	Classic Value Trust:	0	$0	0	$0	8	$1,074,839,842
Neither the Adviser nor the Sub-Adviser generally receives a fee based upon the investment performance of the accounts listed under “Other Accounts Managed by the Portfolio Managers” in the table above, except that, with respect to accounts managed by Messrs. Pzena and Goetz, the Sub-Adviser receives performance-based fees with respect to twelve (12) Other Accounts with total assets of approximately $2,017 million, Mr. DeSpirito, receives performance-based fees with respect to eight (8) Other Accounts with total assets of approximately $1,075 million.
In the Sub-Adviser’s view, conflicts of interest may arise in managing the Fund’s portfolio investments, on the one hand, and the portfolios of the Sub-Adviser’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and the Sub-Adviser’s policy or procedure for handling them. Although the Sub-Adviser has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.
The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. The Sub-Adviser seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all large cap value Accounts, whether they be Fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the Fund.
If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, the Sub-Adviser has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, we may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.
With respect to securities transactions for the Accounts, the Sub-Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution. The Sub-Adviser will bunch or aggregate like orders where to do so will be beneficial to the Accounts.

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However, with respect to certain Accounts, the Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Sub-Adviser may place separate, non-simultaneous, transactions for the Fund and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.
Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, the Sub-Adviser has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests) or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by the Sub-Adviser’s Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include persons who have access to non-public information about client securities transactions, portfolio recommendations or holdings, and thus covers all of the Sub-Adviser’s full-time employees except those whose job functions are solely clerical. In addition, no access person, including an investment person, shall be permitted to effect a short term trade (i.e. to purchase and subsequently sell within 60 calendar days, or to sell and subsequently purchase within 60 calendar days) of securities which (i) are issued by a mutual fund which is advised or sub-advised by the Sub-Adviser, or (ii) are the same (or equivalent) securities purchased or sold by or on behalf of the advisory accounts unless and until the advisory accounts have effected a transaction which is the same as the access person’s contemplated transaction. Finally, orders for proprietary accounts (i.e., accounts of the Sub-Adviser’s principals, affiliates or employees or their immediate family which are managed by the Sub-Adviser) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.
Proxy voting for the Fund and the other Accounts’ securities holdings may also pose certain conflicts. The Sub-Adviser has identified the following areas of concern: (1) Where the Sub-Adviser manages the assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more Accounts; (2) Where the Sub-Adviser manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; and (3) Where the Sub-Adviser had a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. The Sub-Adviser’s proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.
The Sub-Adviser manages some Accounts under performance based fee arrangements. The Sub-Adviser recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, the Sub-Adviser generally requires portfolio decisions to be made on a product specific basis. The Sub-Adviser also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, the Sub-Adviser requires average pricing of all aggregated orders. Finally, the Sub-Adviser has adopted a policy prohibiting Portfolio Managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.
COMPENSATION OF PORTFOLIO MANAGERS. Portfolio managers and other investment professionals at the Sub-Adviser are compensated through a combination of base salary, performance bonus and equity ownership, if appropriate due to superior performance. The Sub-Adviser avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. Ultimately, equity ownership is the primary tool used by the Sub-Adviser for attracting and retaining the best people. Shares may be in the form of capital interests or profits only interests. All shares are voting shares (i.e., not phantom stock). The equity ownership in the Sub-Adviser as of January 1, 2008 of each member of the investment team who makes investment decisions for the Classic Value Fund is as follows:
Richard S. Pzena         Greater than 25% but less than 50%
John P. Goetz              Greater than 5% but less than 10%
Antonio DeSpirito      Less than 5%
SHARE OWNERSHIP BY PORTFOLIO MANAGERS. The following table indicates as of December 31, 2007 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

A	-	$0
B	-	$1 - $10,000
C	-	$10,001 - $50,000
D	-	$50,001 - $100,000
E	-	$100,001 - $500,000
F	-	$500,001 - $1,000,000
G	-	More than $1 million

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Ownership of Trust Shares. None of the Portfolio Managers of the Classic Value Trust own any shares of this portfolio.

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Rainier Investment Management
(“Rainier”)
Growth Equity Trust
     None of the portfolio managers of the Fund owns any of the Fund’s shares. The chart also reflects information regarding accounts other than the Fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007:

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Daniel Brewer	7	$8,370 Million	1	$61 Million	136	$7,981 Million
Mark Broughton	7	$8,370 Million	1	$61 Million	136	$7,981 Million
Stacie Cowell	5	$8,259 Million	0	$0	136	$7,981 Million
Mark Dawson	7	$8,370 Million	1	$61 Million	136	$7,981 Million
Andrea Durbin	2	$ 117 Million	0	$0	162	$8,471 Million
James Margard	7	$8,370 Million	1	$61 Million	136	$7,981 Million
Peter Musser	7	$8,370 Million	1	$61 Million	136	$7,981 Million
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance
None
Share Ownership by Portfolio Managers: None
POTENTIAL CONFLICTS OF INTEREST
The compensation paid to Rainier for managing the Fund is based only on a percentage of assets under management. Portfolio managers benefit from Rainier’s revenues and profitability. But no Portfolio Managers are compensated based directly on fee revenue earned by Rainier on particular accounts in a way that would create a material conflict of interest in favoring particular accounts over other accounts.
Execution and research services provided by brokers may not always be utilized in connection with the Fund or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Rainier allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other client account, the Fund may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Rainier aggregates orders of the funds it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.
COMPENSATION
All of Rainier’s portfolio managers are compensated by Rainier. All portfolio managers receive a fixed salary. Portfolio managers who are shareholders (principals) of Rainier receive a dividend based on number of Rainier shares owned. Portfolio managers who are principals, but not shareholders, of Rainier receive a bonus based on a specific percentage of Rainier’s net income.

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RCM CAPITAL MANAGEMENT LLC
Emerging Small Company Trust
Science & Technology Trust
PORTFOLIO MANAGERS
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
	Dollar Range of		Assets		Assets		Assets
	Investments in Each	Number of	(in	Number of	(in	Number of	(in
Portfolio Manager	Fund	Accounts	millions)	Accounts	millions)	Accounts	millions)
Louise M. Laufersweiler	Emerging Small Company:	3	$158	1	$6	8	$255
Thomas J. Ross	Emerging Small Company:	5	$551	2	$11	10	$540
Huachen Chen	Science & Technology:	8	$2,984	0	$0	15	$190
Walter Price	Science & Technology:	10	$3,273	2	$10	12	$135
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

		Other Registered		Other Pooled Investment
	Dollar Range of	Investment Companies		Vehicles			Other Accounts
	Investments in Each	Number of		Number of			Number of
Portfolio Manager	Fund	Accounts	Assets	Accounts	Assets		Accounts	Assets
Louise M. Laufersweiler	Emerging Small Company:	0	$0	0	$0		0	$0
Thomas J. Ross	Emerging Small Company:	0	$0	0	$0		0	$0
Huachen Chen	Science & Technology:	0	$0	0	$0		0	$0
Walter Price	Science & Technology:	0	$0	3	$143	M	0	$0
DESCRIPTION OF POTENTIAL CONFLICTS OF INTEREST
Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM believes are faced by investment professionals at most major financial firms. RCM has adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.
These potential conflicts may include, among others:
–	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

–	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

–	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

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A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, RCM’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if one account is favored over another in allocating securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.
“Cross trades,” in which one RCM account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. RCM has adopted compliance procedures that provide that any transaction between funds and another RCM-advised account are to be made at an independent current market price, as required by law.
Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.
A fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
A fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(c) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A fund’s portfolio managers may also face other potential conflicts of interest in managing a fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. RCM’s investment personnel, including each fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to Codes of Ethics adopted by RCM, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. See “Code of Ethics”.
Pallas Investment Partners, L.P. (“Pallas”) and Related Entities. Pallas is an investment adviser registered with the SEC. Pallas is owned by Walter Price. Mr. Price is dually employed by Pallas and by RCM.
Pallas serves as investment manager to two unregistered investment companies (the “Pallas Hedge Funds”) — Pallas Global Technology Hedge Fund, L.P. and Pallas Investments II, L.P., each a Delaware limited partnership. The general partner of Pallas Investments II, L.P. and Pallas Global Technology Hedge Fund, L.P. is Pallas Investments, LLC, a Delaware limited liability company (the “General Partner”). Mr. Price owns a majority of the interests in the General Partner. RCM has the right to a minority percentage of the profits of Pallas that are derived from the Pallas Hedge Funds. RCM has a minority ownership interest in the General Partner. Each of the Pallas Hedge Funds pays a management fee and an incentive fee (based on a percentage of profits) to either Pallas or the General Partner. The management fee is 1.25% for Pallas Investments II, L.P. and 1.50 % for Pallas Global Technology Hedge Fund, L.P. Mr. Price acts as portfolio manager for certain RCM client accounts including, among others, the John Hancock Science & Technology Trust.
RCM and Pallas share common employees, facilities, and systems. Pallas may act as investment adviser to one or more of RCM’s affiliates, and may serve as sub-adviser for accounts or clients for which RCM or one of its affiliates serves as investment manager or investment adviser. RCM also may provide other services, including but not limited to investment advisory services or administrative services, to Pallas.
RCM, Pallas, and the Allianz Advisory Affiliates all engage in proprietary research and all acquire investment information and research services from broker-dealers. RCM and the Allianz Advisory Affiliates share such research and investment information.

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In addition, trades entered into by Pallas on behalf of Pallas’ clients are executed through RCM’s equity trading desk, and trades by Pallas on behalf of Pallas’ clients (including the Pallas Hedge Funds) are aggregated with trades by RCM on behalf of RCM’s clients. All trades on behalf of Pallas’ clients that are executed through RCM’s equity trading desk will be executed pursuant to procedures designed to ensure that all clients of both RCM and Pallas (including the Pallas Hedge Funds) is treated fairly and equitably over time. The General Partner and/or Pallas receive a participation in the profits of the Pallas Hedge Funds. Mr. Price also invested personally in one or more of the Pallas Hedge Funds. As a result, Mr. Price has a conflict of interest with respect to the management of the Pallas Hedge Funds and the other accounts that he manages, and he may have an incentive to favor the Pallas Hedge Funds over other accounts that he manages. RCM has adopted procedures reasonably designed to ensure that Mr. Price meets his fiduciary obligations to all clients for whom he acts as portfolio manager and treats all such clients fairly and equitably over time.
COMPENSATION
RCM compensates its portfolio managers using one of two compensation programs. The first program consists of a base salary, a variable bonus opportunity, and a benefits package (the “Bonus Program”). The other program consists of profit sharing relating to the profits generated by the mutual fund managed by a particular portfolio manager (the “Profit Program”).
Bonus Program
Base Salary - Each Portfolio Manager is paid a fixed base salary set at a competitive level, taking into consideration the Portfolio Manager’s experience and responsibilities, as determined by RCM.
Annual Bonus and profit sharing opportunity - Each Portfolio Manager’s compensation is directly affected by the performance of the individual portfolios he or she manages, as well as the performance of the individual’s portfolio management team and the overall success of the firm. A target bonus amount is established at the beginning of the year based on peer data. The target bonus is subject to an increase or decrease at year-end based on firm profitability and individual performance. The individual performance criterion is derived from a calculation using both quantitative and qualitative factors. Approximately 70% of the individual’s performance rating is quantities, based on the pre-tax investment performance of the accounts managed by both the team and the individual, with 50% of the performance rating measured relative to the relevant portfolio/Fund’s benchmark and 50% of the rating measured relative to the performance of an appropriate peer group (either the relevant Fund’s Lipper or institutional peer group). Performance is calculated over a three year trailing period. The remaining 30% of the bonus is based on a qualitative review of the individual’s performance (with 10% from peer reviews and 20% from the appraisal by the individual’s manager.
Additional Incentives - Our key staff will benefit by the overall success of our business in both the short term (incentive bonus) and the long term (LTIP), ensuring that monetary reward is competitive and reflective of the investment results received by our clients over the various market cycles.
Profit Program
In the Profit Program portfolio managers share in the profits generated by the mutual fund they manage. In this program, portfolio managers receive compensation based on the revenues produced by a mutual fund less designated expenses incurred by RCM to manage the fund. Under this program portfolio managers also are eligible to participate in the LTIP program and the benefits plan referenced above.
Securities Ownership
Emerging Small Company
Trust Thomas Ross-None
Louise Laufersweiler-None
Science & Technology Trust
Huachen Chen-None Walter Price-None

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RIVERSOURCE INVESTMENTS, LLC
Mid Cap Value Equity Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

		Other Registered Investment		Other Pooled Investment
	Dollar Range of	Companies		Vehicles		Other Accounts
Portfolio	Investments in	Number of		Number of		Number of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts		Assets
Steve Schroll	Mid Cap Value Equity Trust: None	11	$18,744,349,469	1	$54,873,826	4	(a)	$413,355,412
Warren Spitz	Mid Cap Value Equity Trust: None	11	18,744,349,469	1	54,873,826	4	(a)	413,355,412
Laton Spahr	Mid Cap Value Equity Trust: None	11	18,744,349,469	1	54,873,826	4	(a)	413,355,412
Paul Stocking	Mid Cap Value Equity Trust: None	11	18,744,349,469	1	54,873,826	4	(a)	413,355,412

(a)	Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

		Other Registered			Other Pooled Investment
	Dollar Range of	Investment Companies			Vehicles		Other Accounts
	Investments in Each	Number of			Number of		Number of
Portfolio Manager	Fund	Accounts		Assets	Accounts	Assets	Accounts	Assets
Steve Schroll	Mid Cap Value Equity Trust: None	8	(b)	$18,314,136,014	0	$0	0	$0
Warren Spitz	Mid Cap Value Equity Trust: None	8	(b)	18,314,136,014	0	$0	0	$0
Laton Spahr	Mid Cap Value Equity Trust: None	8	(b)	18,314,136,014	0	$0	0	$0
Paul Stocking	Mid Cap Value Equity Trust: None	8	(b)	18,314,136,014	0	$0	0	$0

(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
Potential Conflicts of Interest

(1)	RiverSource Investments’ portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm’s Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

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RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager’s Code of Ethics is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

Structure of Compensation

(2)	Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers, plus, where applicable, a percentage of performance fees earned on the hedge funds or accounts they support as research analysts.
Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.
Ownership of Fund Shares. The portfolio managers of the Mid Cap Value Trust did not own any shares of the Mid Cap Value Trust as of December 31, 2007.

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SSGA FUNDS MANAGEMENT, INC. (“SSGA FM”)
International Equity Index Trust A
International Equity Index Trust B
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of	Assets (in	Number of	Assets (in	Number of	Assets (in
Portfolio Manager	Accounts	billions)	Accounts	billions)	Accounts	billions)
Karl Schneider*	11	$2.0	152	$86	32	$35
Tom Coleman*	11	$2.0	152	$86	32	$35

*	Please note that our passive equity assets are managed on a team basis. This table refers to SSgA, comprised of all the investment management affiliates of State Street Corporation, including SSgA FM.
None of these accounts pay a performance based advisory fee.
POTENTIAL CONFLICTS OF INTEREST
A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.
A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security. A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.
DESCRIPTION OF COMPENSATION STRUCTURE
The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

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OWNERSHIP OF TRUST SHARES
Neither Karl Schneider nor Tom Coleman own any shares of the International Equity Index Trust A or the International Equity Index Trust B.

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TEMPLETON GLOBAL ADVISORS LIMITED
Global Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
		Assets		Assets		Assets
	Number of	(in	Number of	(in	Number of	(in
Portfolio Manager	Accounts	millions)	Accounts	millions)	Accounts	millions)
Cindy Sweeting, CFA	13	$81,355.5	1	$165.6	14	$4,912.0
Tucker Scott, CFA	17	$70,652.5	3	$1,630.8	28	$5,994.2
Lisa Myers, CFA	7	$64,201.9	13	$17,131.6	10	$2,059.7
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
		Assets		Assets		Assets
	Number of	(in	Number of	(in	Number of	(in
Portfolio Manager	Accounts	millions)	Accounts	millions)	Accounts	millions)
Cindy Sweeting, CFA	0	$0	0	$0	0	$0
Tucker Scott, CFA	0	$0	1	$96.3	0	$0
Lisa Myers, CFA	0	$0	0	$0	0	$0
POTENTIAL CONFLICTS OF INTEREST
The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Templeton Global Advisors Limited seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located anywhere in the world. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, fund holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.
A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Templeton Investments seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among Funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund’s code of ethics will adequately address such conflicts.
Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
DESCRIPTION OF COMPENSATION STRUCTURE
Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality

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investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
BASE SALARY Each portfolio manager is paid a base salary.
ANNUAL BONUS Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
–	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

–	Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

–	Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

–	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.
ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION Portfolio managers may also be awarded restricted             shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.
Ownership of Fund Shares. The portfolio managers of the Global Trust did not own any shares of the Global Trust as of December 31, 2007.

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TEMPLETON INVESTMENT COUNSEL LLC
International Value Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
		Assets		Assets		Assets
	Number of	(in	Number of	(in	Number of	(in
Portfolio Manager	Accounts	millions)	Accounts	millions)	Accounts	millions)
Tucker Scott, CFA	17	$69,649.0	3	$1,630.8	28	$5,994.2
Cindy Sweeting, CFA	12	$79,601.2	1	$165.6	14	$4,912.0
Peter Nori, CFA	9	$8,717.9	3	$1,450.9	32	$6,237.8
Neil Devlin, CFA	1	$1,768.3	12	$17,440.5	4	$958.5
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
		Assets		Assets		Assets
	Number of	(in	Number of	(in	Number of	(in
Portfolio Manager	Accounts	millions)	Accounts	millions)	Accounts	millions)
Tucker Scott, CFA	0	$0	1	$96.3	0	$0
Cindy Sweeting, CFA	0	$0	0	$0	0	$0
Peter Nori, CFA	0	$0	0	$0	0	$0
Neil Devlin, CFA	0	$0	0	$0	0	$0
POTENTIAL CONFLICTS OF INTEREST
The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Templeton Investment Counsel LLC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located outside the U.S. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, fund holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.
A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Templeton Investments seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among Funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund’s code of ethics will adequately address such conflicts.
Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts.

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However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
DESCRIPTION OF COMPENSATION STRUCTURE
Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
BASE SALARY Each portfolio manager is paid a base salary.
ANNUAL BONUS Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
–	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

–	Research where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

–	Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

–	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.
ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION Portfolio managers may also be awarded restricted             shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.
Ownership of Fund Shares. The portfolio managers of the International Value Trust did not own any shares of the International Value Trust as of December 31, 2007.

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T. ROWE PRICE ASSOCIATES, INC.
Blue Chip Growth Trust
Equity-Income Trust
Health Sciences Trust
Science & Technology Trust
Small Company Value Trust
Spectrum Income Trust
Real Estate Equity Trust
Mid Value Trust
U.S. Global Leaders Growth Trust
Capital Appreciation Value Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007.

	Other Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
	Number of	Assets (in	Number of	Assets (in	Number of	Assets (in
Portfolio Manager	Accounts	millions)	Accounts	millions)	Accounts	millions)
Preston G. Athey, CFA, CIC	6	$7,632.7	2	$4.6	9	$655.1
Kris H. Jenner M.D., D. PHIL	3	2,517.9	3	280.9	1	30.9
Larry J. Puglia, CFA, CPA	19	18,195.5	3	662.6	11	1,426.4
Brian C. Rogers, CFA, CIC	14	31,554.4	2	860.0	15	1,541.0
	14	33,792.5	2	860.0	15	1,541.0
Michael F. Sola, CFA	2	3,432.3	0	0	0	0
David M. Lee, CFA	2	2,219.1	0	0	1	20.5
Edmund M. Notzon, III	25	48,922	57	5,476.7	17	1,850.9
Daniel O. Shackelford	7	8,824.8	0	0	7	955.2
Mark J. Vaselkiv	8	6,326.3	10	1,915.0	14	2,0745.7
Ian Kelson	3	3,675.8	9	350.2	1	52.8
Connie Bavely	3	1,553.2	0	0	3	951.1
David J. Wallack	3	7,491.3	0	0	2	373.1
David R. Giroux	10	$10,424.3	1	$259.3	15	$1,011.3
Please be advised that the portfolio managers named above did not manage any accounts for which advisory fees are based on performance.
POTENTIAL CONFLICTS OF INTEREST
We are not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Funds’ investments and the investments of the other account(s) included this response.

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Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation”, T. Rowe Price portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.
PORTFOLIO MANAGER COMPENSATION
Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:
Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms.
Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account.
Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.
All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.
This compensation structure is used for all portfolios managed by the portfolio managers.
Ownership of Shares of Trust Portfolios Managed. None of the portfolio managers beneficially own any shares of the Trust portfolios managed by the portfolio manager.

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UBS GLOBAL ASSET MANAGEMENT
Global Allocation Trust
Large Cap Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles			Other Accounts
	Number of	Assets (in	Number of		Assets (in	Number of		Assets (in
Portfolio Manager	Accounts	millions)	Accounts		millions)	Accounts		millions)
Thomas M. Cole	14	$4,649	72	*	$21,704	14	**	$1,909
John C. Leonard	14	$4,649	72	*	$21,704	11	**	$1,906
Thomas Digenan	14	$4,649	72	*	$21,704	17	**	$1,902
Scott Hazen	14	$4,649	72	*	$21,704	8	**	$1,902
Thomas M. Cole	14	$4,649	72	*	$21,704	14	**	$1,909

*	Four accounts with a total of approximately $2.15 billion have an advisory fee based upon the performance of the account.

**	One account with a total of approximately $238.4 million has an advisory fee based upon the performance of the account.
POTENTIAL CONFLICTS OF INTEREST
The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.
DESCRIPTION OF COMPENSATION STRUCTURE
As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.

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Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:
1.	Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

2.	Annual bonus, tied to individual contributions and investment performance.

3.	Analyst incentives, tied to performance of model portfolios.

4.	UBS equity awards, promoting company-wide success and employee retention.
Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.
Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals’ interests with those of our clients.
Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst’s rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts’ incentives with our clients.
UBS AG equity. Many of our senior investment professionals are required to defer a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.
Broader equity share ownership is encouraged for all employees through “Equity Plus”. This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm’s success, and helps to maximize our integrated business strategy.
Ownership of Fund Shares. None of the Portfolio Managers own shares of any of the JHT portfolios they managed as of December 31, 2007.

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UST ADVISERS, INC.
Value & Restructuring Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
	Number
	of		Number of		Number of	Assets (in
Portfolio Manager	Accounts	Assets (in billions)	Accounts	Assets	Accounts	millions)
Timothy Evnin	2	$9.7	0	0	252	$878
John McDermott, CFA	2	$9.7	0	0	125	$331
David J. Williams, CFA	1	$9.4	0	0	228	$2 *
None of these accounts pay a performance based advisory fee.

*	As of November 30, 2007.
UST Advisers, Inc. (the “Adviser”) is a wholly-owned, indirect subsidiary of Bank of America Corporation.
DESCRIPTION OF COMPENSATION STRUCTURE
Each Portfolio Manager received compensation from the Adviser in connection with his management of the Fund and other accounts identified above which includes the following components: (1) base salary, (2) a bonus, and (3) an award for assets under management.
Base Salary. Each Portfolio Manager received a fixed annual base salary. Base salary amounts are determined by the Adviser’s senior management for asset management and human resources (for ease of reference, the “Compensation Committee”) based upon a number of factors, including the Portfolio Manager’s experience, overall performance, responsibilities, and the competitive market place for portfolio manager compensation.
Bonus. Each Portfolio Manager is eligible to receive a bonus in addition to his base salary. For each Portfolio Manager the bonus may consist of two components. The first component is a discretionary component (“Discretionary Bonus”) determined as a percentage of the Portfolio Manager’s base salary. The level of the Discretionary Bonus is determined by the Compensation Committee based upon a number of factors, including the Adviser’s profitability, the size of the eligible bonus pool and the Portfolio Manager’s experience, overall performance, responsibilities, and the competitive market place for portfolio manager compensation. The specific performance of the Fund or other accounts managed by the Portfolio Manager as compared to a benchmark is not considered in determining the amount of the Discretionary Bonus. The second component of the eligible bonus award is a performance bonus (“Performance Bonus”). The amount of the Performance Bonus is determined based upon the investment performance of certain accounts managed by the Portfolio Manager (the “Bonus Accounts”) as compared to an appropriate index as selected by the Adviser. Not all accounts for which the Portfolio Manager has responsibility are Bonus Accounts. Bonus Accounts are selected by the Adviser on the basis that they are generally representative of the class of securities managed by the Portfolio Manager for all of its accounts. The Bonus Accounts for each Portfolio Manager, and their index benchmarks, are as follows:

Portfolio Manager	Bonus Account(s)	Index Benchmark(s)
David J. Williams	Excelsior Value & Restructuring Fund*	Lipper Multi-Cap Core Equity Funds Average
Timothy Evnin	Excelsior Mid Cap Value & Restructuring Fund*	Lipper Mid-Cap Core Equity Funds Average
John McDermott	Excelsior Mid Cap Value & Restructuring Fund*	Lipper Mid-Cap Core Equity Funds Average

*	In 2008 Excelsior Value & Restructuring Fund and Excelsior Mid Cap Value & Restructuring Fund reorganized into Columbia Value and Restructuring Fund and Columbia Mid Cap Value and Restructuring Fund, respectively, which are series of Columbia Funds Series Trust I.
The Performance Bonus amount is determined according to a formula established by the Compensation Committee which takes into account (1) whether the Bonus Account is an equity or a fixed income account, (2) the tenure of the Portfolio Manager in managing the Bonus Account,

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and (3) the investment performance of the Bonus Accounts as compared to the Index Benchmark over various periods. In general, long term performance has a greater impact on the Performance Bonus than short term performance.
Both the Discretionary Bonus and the Performance Bonus take into consideration a “target bonus factor”, which is a factor of the Base Salary determined for each Portfolio Manager based on considerations of the Portfolio Manager’s responsibilities. For example, an individual who serves as the leader of an investment discipline will have a higher target bonus factor — and therefore a higher potential Discretionary and Performance Bonus — than a Portfolio Manager who is not the leader of an investment discipline.
Assets Under Management Award. Portfolio Managers receive an award based on the size of all assets for which the Portfolio Manager has management responsibility. For purposes of this award, assets of all types of accounts are treated identically, i.e., no greater credit is given for assets in one type of account over another. The size of this award is determined by a schedule that sets different multiples depending on the Portfolio Manager’s total assets under management. The schedule’s asset ranges and multiples are determined at the discretion of the Compensation Committee.
Payments of amounts awarded under the Bonus and Assets Under Management Award are deferred and vest over a number of years. The purpose of this vesting program is to promote the retention of Portfolio Managers.
POTENTIAL CONFLICTS OF INTEREST
As reflected above, the Portfolio Managers manage accounts in addition to the Fund. A Portfolio Manager’s management of these other accounts may give rise to potential conflicts of interest. The Adviser has adopted policies and procedures that are designed to identify and minimize the effects of these potential conflicts, however there can be no guarantee that these policies and procedures will be effective in detecting potential conflicts or in eliminating the effects of any such conflicts.
Certain components of the Portfolio Managers’ compensation structure may also give rise to potential conflicts of interest to the extent that a Portfolio Manager may have an incentive to favor or devote more effort in managing accounts that impact, or impact to a larger degree, their overall compensation. As reflected above, the Fund does not serve as the Bonus Account for determining the amount of their Performance Bonus. As a result, since the Performance Bonus is directly tied to the performance of the Bonus Accounts, they may have an incentive to favor their Bonus Account to the disadvantage of their other accounts that are not Bonus Accounts. The Adviser attempts to mitigate these conflicts by selecting Bonus Accounts that are generally representative of the class of securities managed by the Portfolio Manager for all of its accounts.
In addition, as described above, the level of the Discretionary Bonus is determined, in part, based upon the Adviser’s profitability. Such profits are generally derived from the fees the Adviser receives for managing all of its investment management accounts. To the extent that accounts other than the Fund have the potential to generate more profits for the Adviser than the Fund, the Portfolio Managers may have an incentive to favor such other accounts.
Because Portfolio Managers manage multiple accounts with similar objectives, and thus frequently purchase and sell the same securities for such accounts, certain allocation issues may arise. In particular, if a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The Adviser has adopted policies and procedures that are designed to manage the risk that an account could be systematically advantaged or disadvantaged in connection with the allocation of investment opportunities and aggregation of trade orders. These policies and procedures may include, where consistent with the Adviser’s duty to seek best execution on behalf of its clients, aggregation of orders from multiple accounts for execution.
The Adviser or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a Portfolio Manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the Adviser and its affiliates.
Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Fund may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Fund. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.
Portfolio Managers may also face other potential conflicts of interest in managing the Portfolio and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, Portfolio Managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above.

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Ownership of Fund Shares. The portfolio managers of the Value & Restructuring Trust did not own any shares of the Value & Restructuring Trust as of December 31, 2007.

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WELLINGTON MANAGEMENT COMPANY, LLP
Core Allocation Plus Trust
Investment Quality Bond Trust
Mid Cap Intersection Trust
Mid Cap Stock Trust
Natural Resources Trust
Small Cap Growth Trust
Small Cap Value Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
	Dollar Range of	Number		Number		Number
	Investments in Each	of		of		of
Portfolio Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Christopher A. Jones	Investment Quality Bond	6	$383,180,820	9	$2,334,280,004	9	$3,185,576,174
Christopher L. Gootkind	Investment Quality Bond	8	$22,474,893,729	0	$0	0	$0
Thomas L. Pappas	Investment Quality Bond	2	$20,856,785,884	1	$5,235,075	14	$9,305,841,148
Mario E. Abularach	Mid Cap Stock Trust	12	$7,641,772,752	2	$133,705,241	7	$1,029,839,648
Michael T. Carmen	Mid Cap Stock Trust	7	$5,986,552,846	10	$1,005,333,886	6	$601,301,989
Steven C. Angeli	Small Cap Growth Trust	4	$1.597,590,135	14	$1,159,190,031	32	$1,681,197,755
Mario E. Abularach	Small Cap Growth Trust	12	$8,592,002,703	2	$133,705,241	7	$1,029,839,648
Stephen Mortimer	Small Cap Growth Trust	6	$3,504,835,369	1	$131,200,418	5	$699,169,326
Karl E. Bandtel	Natural Resources Trust	4	$14,866,819,203	25	$14,213,157,666	4	$749,389,186
James A. Bevilacqua	Natural Resources Trust	4	$14,866,819,203	25	$14,350,282,974	4	$749,389,186
Timothy J. McCormack	Small Cap Value Trust	6	$578,203,720	3	$187,006,841	17	$1,043,173,954
Stephen T. O’Brien	Small Cap Value Trust	6	$578,203,720	3	$187,006,841	17	$1,043,173,954
Shaun F. Pedersen	Small Cap Value Trust	7	$599,858,356	5	$332,975,013	17	$1,043,173,954
Doris T. Dwyer	Mid Cap Intersection Trust	7	$1,793,873,590	7	$423,846,308	10	$2,412,512,134
David J. Elliott	Mid Cap Intersection Trust	5	$1,573,468,324	7	$423,846,308	10	$2,412,512,134
Scott M. Elliott	Core Allocation Plus Trust	4	$681,880,513	29	$13,711,844,537	11	$4,311,341,556
Evan S. Grace	Core Allocation Plus Trust	3	$466,127,129	13	$2,829,058,343	4	$1,316,986,978

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		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
	Dollar Range of	Number		Number		Number
	Investments in Each	of		of		of
Portfolio Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Richard A. Wurster	Core Allocation Plus Trust	4	$681,880,513	29	$13,711.844,537	11	$4,311,341,556

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Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
	Dollar Range of	Number		Number		Number
	Investments in Each	of		of		of
Portfolio Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Christopher A. Jones	Investment Quality Bond	0	$0	0	$0	4	$543,299,382
Christopher L. Gootkind	Investment Quality Bond	2	$18,047,163,488	0	$0	0	$0
Thomas L. Pappas	Investment Quality Bond	0	$0	0	$0	0	$0
Mario E. Abularach	Mid Cap Stock Trust	0	$0	0	$0	1	$103,544,422
Michael T. Carmen	Mid Cap Stock Trust	0	$0	4	$497,354,315	0	$0
Steven C. Angeli	Small Cap Growth Trust	5	$517,743,489	0	$0	1	$103,544,422
Mario E. Abularach	Small Cap Growth Trust	0	$0	0	$0	1	$103,544,422
Stephen Mortimer	Small Cap Growth Trust	0	$0	0	$0	1	$103,544,422
Karl E. Bandtel	Natural Resources Trust	1	$13,208,449,074	12	$7,915,822,623	0	$0
James A. Bevilacqua	Natural Resources Trust	1	$13,208,449,074	12	$7,915,692,597	0	$0
Timothy J. McCormack	Small Cap Value Trust	0	$0	0	$0	1	$43,533,574
Stephen T. O’Brien	Small Cap Value Trust	0	$0	0	$0	1	$43,533,574
Shaun F. Pedersen	Small Cap Value Trust	0	$0	0	$0	1	$43,533,574
Doris T. Dwyer	Mid Cap Intersection Trust	0	$0	0	$0	2	$312,750,717
David J. Elliott	Mid Cap Intersection Trust	0	$0	0	$0	2	$312,750,717
Scott M. Elliott	Core Allocation Plus Trust	0	$0	3	$2,060,154,357	0	$0
Evan S. Grace	Core Allocation Plus Trust	0	$0	1	$374,660,780	0	$0
Richard A. Wurster	Core Allocation Plus Trust	0	$0	0	$0	1	$374,660,780
POTENTIAL CONFLICTS OF INTEREST
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

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An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an Investment Professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees paid by the relevant Fund to Wellington Management. Messrs. Angeli, Bandtel, Bevilacqua and Carmen also manage hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to Investment Professionals are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an Investment Professional spends on a single account, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional’s various client mandates.
DESCRIPTION OF COMPENSATION STRUCTURE
Each Fund pays Wellington Management a fee based on the assets under management of the Funds as set forth in an Investment Sub-Advisory Agreement between Wellington Management and the Adviser on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended December 31, 2007.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to our clients. Wellington Management’s compensation of each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (the “Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for all other Investment Professionals are determined by the Investment Professional’s experience and performance in their roles as Investment Professionals. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries for employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each equity Investment Professional’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmark or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees. The incentive paid to fixed income Investment Professionals is on the revenues earned by Wellington Management, which have no performance-related component.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Messrs. Angeli, Bandtel, Bevilacqua, Carmen, Elliott, O’Brien, and Pappas are partners of Wellington Management.

BENCHMARK INDEX AND/OR PEER GROUP FOR INCENTIVE
TRUST	PERIOD
Core Allocation Plus Trust	MSCI World Index/Lehman Aggregate Index/S&P 500 Index
Mid Cap Intersection Trust	S&P Mid Cap 400 Index
Mid Cap Stock Trust	Russell Mid Cap Growth Index/Lipper Mid Cap Growth Average
Natural Resources Trust	MSCI S&P World Energy Index (60%)/MSCI S&P World

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BENCHMARK INDEX AND/OR PEER GROUP FOR INCENTIVE
TRUST	PERIOD
Metals & Mining Index (30%)/MSCI S&P World Paper, Forest Products Index (10%)
Small Cap Growth Trust	Russell 2000 Growth Index
Small Cap Value Trust	Russell 2000 Value Index
Investment Quality Bond Trust	Not Applicable
Ownership of Fund Shares. None of the Portfolio Managers own shares of any of the JHT portfolios they managed as of December 31, 2007.

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WELLS CAPITAL MANAGEMENT, INCORPORATED
(“WELLS CAPITAL”)
Core Bond Trust
U.S. High Yield Bond Trust
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of	Assets (in	Number of	Assets (in	Number of	Assets (in
Portfolio Manager	Accounts	billions)	Accounts	billions)	Accounts	billions)
William Stevens	8	$6.1	2	$1.3	43	$10.6
Thomas O’Connor	7	$5.8	2	$1.3	37	$10.6
Lynne Royer	6	$5.4	2	$1.3	37	$10.5
Troy Ludgood	6	$5.4	2	$1.3	36	$10.5
Phil Susser	2	$0.5	5	$1.0	26	$0.9
Niklas Nordenfelt	2	$0.5	5	$1.0l	18	$0.9
The John Hancock Trusts have been removed from these numbers.
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number of		Number of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
William Stevens	0	$0	0	$0	2	$2.7
Thomas O’Connor	0	$0	0	$0	2	$2.7
Lynne Royer	0	$0	0	$0	2	$2.7
Troy Ludgood	0	$0	0	$0	2	$2.7
Phil Susser	0	$0	0	$0	0	0
Niklas Nordenfelt	0	$0	0	$0	0	0
POTENTIAL CONFLICTS OF INTEREST
Wells Capital Management’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.
DESCRIPTION OF COMPENSATION STRUCTURE
The compensation structure for Wells Capital Management’s portfolio managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1- and 3-year performance results versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall

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investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are indicated in the “Performance” sections of the Prospectuses.
Ownership of Fund Shares. None of the Portfolio Managers own shares of any of the JHT portfolios they managed as of December 31, 2007.

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WESTERN ASSET MANAGEMENT COMPANY
(“Western Asset”)
Floating Rate Income Trust
High Yield Trust
Strategic Bond Trust
U.S. Government Securities Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
S. Kenneth Leech	114	$119,680,765,725	239	$211,995,391,168	1069	$300,567,840,634
Stephen A. Walsh	114	$119,680,765,725	239	$211,995,391,168	1069	$300,567,840,634
Michael C. Buchanan	13	$5,694,318,138	7	$5,108,537,965	12	$816,212,414
Keith J. Gardner	7	$1,313,053,046	6	$1,375,854,509	1	$14,640,822
S. Kenneth Leech	114	$121,084,276,356	239	$211,995,391,168	1069	$300,567,840,634
Stephen A. Walsh	114	$121,084,276,356	239	$211,995,391,168	1069	$300,567,840,634
Michael C. Buchanan	14	$7,812,291,051	7	$5,108,537,965	12	$816,212,414
Keith J. Gardner	7	$1,313,053,046	6	$1,375,854,509	1	$14,640,822
Carl L Eichstaedt	13	$3,877,181,597	6	$1,841,238,845	98	$20,235,499,347
Edward A. Moody	3	$821,445,674	1	$64,451,154	88	$17,049,446,178
S. Kenneth Leech	114	$121,450,025,656	239	$211,995,391,168	1069	$300,567,840,634
Stephen A. Walsh	114	$121,450,025,656	239	$211,995,391,168	1069	$300,567,840,634
Mark Lindbloom	5	$2,382,516,170	3	$242,076,056	32	$7,188,685,801
Fredrick Marki	—	—	4	$1,549,004,833	12	$2,321,684,539
Ron D. Mass	1	$164,260,797	14	$4,641,733,172	—	—
Carl L Eichstaedt	13	$3,877,181,597	6	$1,841,238,845	98	$20,235,499,347
Edward A. Moody	3	$821,445,674	1	$64,451,154	88	$17,049,446,178
S. Kenneth Leech	115	$121,798,738,637	239	$211,995,391,168	1069	$300,567,840,634
Stephen A. Walsh	115	$121,798,738,637	239	$211,995,391,168	1069	$300,567,840,634
Timothy J. Settel	13	$7,812,291,051	7	$5,108,537,965	12	$816,212,414
Michael C. Buchanan	—	—	—	—	2	$262,019,175

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Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

			Other Pooled
	Other Registered		Investment Vehicles		Other Accounts
	Investment Companies		Number		Number
Portfolio	Number of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
S. Kenneth Leech	0	$0	0	$0	95		$32,730,534,560
Stephen A. Walsh	0	$0	0	$0	95		$32,730,534,560
Michael C. Buchanan	0	$0	0	$0	1		$90,076,225
Keith J. Gardner	0	$0	0	$0	1		$14,640,822
S. Kenneth Leech	0	$0	0	$0	95		$32,730,534,560
Stephen A. Walsh	0	$0	0	$0	95		$32,730,534,560
Michael C. Buchanan	0	$0	0	$0	1	V	90,076,225
Keith J. Gardner	0	$0	0	$0	1		$14,640,822
Carl L Eichstaedt	0	$0	0	$0	3		$1,075,804,167
Edward A. Moody	0	$0	0	$0	8		$3,137,049,788
S. Kenneth Leech	0	$0	0	$0	95		$32,730,534,560
Stephen A. Walsh	0	$0	0	$0	95		$32,730,534,560
Mark Lindbloom	0	$0	0	$0	4		$1,302,805,250
Fredrick Marki	0	$0	0	$0	5		$1,675,431,272
Ron D. Mass	0	$0	0	$0	—		—
Carl L Eichstaedt	0	$0	0	$0	3		$1,075,804,167
Edward A. Moody	0	$0	0	$0	8		$3,137,049,788
S. Kenneth Leech	0	$0	0	$0	95		$32,730,534,560
Stephen A. Walsh	0	$0	0	$0	95		$32,730,534,560
Timothy J. Settel	0	$0	0	$0	—		—
Michael C. Buchanan	0	$0	0	$0	1		$90,076,225
Note: The numbers above reflect the overall number of portfolios managed by Western Asset. Mr. Leech and Mr. Walsh are involved in the management of all the firm’s portfolios, but they are not solely responsible for particular portfolios. Western’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of the firm’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.
POTENTIAL CONFLICTS OF INTEREST
Western has identified several potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.

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It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Firm has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.
With respect to securities transactions for mutual funds, the Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Firm may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Western’s team approach to portfolio management and block trading approach works to limit this potential risk.
The Firm also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimums value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.
Employees of the Firm have access to transactions and holdings information regarding client accounts and the Firm’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Firm maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Firm’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Firm’s compliance monitoring program.
The Firm may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. As a general matter, the Firm has adopted compliance policies and procedures to address a wide range of potential conflicts of interest.
COMPENSATION OF PORTFOLIO MANAGERS
At Western, one compensation methodology covers all products and functional areas.
The Firm’s methodology assigns each position a total compensation “target” which is derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.
Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan which includes an employer match and discretionary profit sharing.
In addition, employees are eligible for bonuses. These are structured to reward sector specialists for contributions to the Firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process. All bonuses are completely discretionary, and usually distributed in May. This is described in more details below:

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•	Incentive compensation is based on individual performance, team performance and the performance of the company. Western’s philosophy is to reward its employees through Total Compensation. Total Compensation is reflective of the external market value for skills, experience, ability to produce results, and the performance of one’s group and the Firm as a whole.

•	Incentive compensation is the primary focus of management decisions when determining Total Compensation. The components of Total Compensation include benefits, base salary, incentive compensation and assets under management (AUM) bonuses. Incentive Compensation is based on the success of the Firm and one’s team, and personal contribution to that success. Incentive compensation is paid annually and is fully discretionary. AUM bonuses are discretionary awards paid to eligible employees on an annual basis. AUM bonuses are calculated according to the company’s annual AUM growth.

•	Western offers a Long Term Incentive Plan, which affords eligible employees the opportunity to earn additional long-term compensation from discretionary contributions which will be made on their behalf. These contributions are made by Western Asset and are paid to the employee if he/she remains employed with Western Asset until the discretionary contributions become vested. The Discretionary Contributions allocated to the employee will be credited with tax-deferred investment earnings indexed against mutual fund options or other investment options selected by Western Asset. Discretionary Contributions made to the Plan will be placed in a special trust (known as a rabbi trust) that restricts management’s use and of access to the money.

•	Under certain pre-existing arrangements, key professionals are paid incentives in recognition of outstanding performance. These incentives may include Legg Mason stock options.
PORTFOLIO MANAGER OWNERSHIP OF PORTFOLIO SECURITIES
The following table provides the dollar range of securities beneficially owned by each portfolio manager as of December 31, 2007:

Portfolio Manager	Dollar Range of Portfolio Securities Beneficially Owned
Carl L Eichstaedt	None
Edward A. Moody	None
Fredrick Marki	None
Keith J. Gardner	None
Mark Lindbloom	None
Michael C. Buchanan	None
Ron D. Mass	None
S. Kenneth Leech	None
Stephen A. Walsh	None
Timothy J. Settel	None

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Appendix IV
JOHN HANCOCK FUNDS
PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Voting Proxies of Underlying Funds of a Fund of Funds
A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund
With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.
B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund
In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the adviser to the Fund of Funds (the “Adviser”) or the Trust will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.
1. Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals
In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the Adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.
2. Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By the Fund of Funds
a. Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.
b. Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the Adviser or one of its affiliates has a material economic interest.

Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.
If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.
Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)
Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund portfolio securities in accordance with the Trust Policy, as set forth above.

Consistent with this delegation, each subadviser is responsible for the following:
1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes portfolio securities in the best interest of shareholders of the Trust.

2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.

3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.
Adviser Responsibilities
Proxy Voting Procedures
Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the adviser votes shares of an Underling Fund consistent with these proxy voting policies and procedures and in the best interest of shareholders of the Trust.
Providing the Board of the Trust with a copy and description of the Adviser Policy, accompanied by a certification that represents that the Adviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the Board with notice of any amendment or revision to that Adviser Policy or with a description thereof. The Adviser is required to report all material changes to the Adviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to Adviser Policy during the period covered by the report.
Providing the Board with a quarterly certification indicating that the Adviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Adviser Policy and these proxy voting policies and procedures. If the Adviser voted any proxies in a manner inconsistent with the Subadviser Policy, the Adviser will provide the adviser with a report detailing the exceptions.
Proxy Voting Service
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.
The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:
1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.

2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.

3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.
Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:
1)	multiple report export options;

2)	report customization by fund-account, portfolio manager, security, etc.; and

3)	account details available for vote auditing.
Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

AIM Capital Management Inc.
PROXY POLICIES AND PROCEDURES
(As Amended October 1, 2005)
A. Proxy Policies
Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an “AIM Advisor” and collectively “AIM”) has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company’s board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company’s board of directors, and we do not currently expect that trend to change. Although AIM’s proxy voting policies are stated below, AIM’s proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.
I. Boards Of Directors
A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent. There are some actions by directors that should result in votes being withheld. These instances include directors who:
• Are not independent directors and (a) sit on the board’s audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;
• Attend less than 75 percent of the board and committee meetings without a valid excuse;
• It is not clear that the director will be able to fulfill his function;
• Implement or renew a dead-hand or modified dead-hand poison pill;
• Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

• Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or
• Ignore a shareholder proposal that is approved by a majority of the shares outstanding.
Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:
• Long-term financial performance of the target company relative to its industry;
• Management’s track record;
• Portfolio manager’s assessment;
• Qualifications of director nominees (both slates);
• Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
• Background to the proxy contest.
II. Independent Registered Public Accounting Firm
A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company’s auditors unless:
• It is not clear that the auditors will be able to fulfill their function;
• There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or
• The auditors have a significant professional or personal relationship with the issuer that compromises the auditors’ independence.
III. Compensation Programs
Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.
• We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.
• We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.
• We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock’s current market price, ability to issue reload options, or automatic share replenishment (“evergreen”) feature.

• We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.
• We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.
IV. Corporate Matters
We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.
• We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.
• We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.
• We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.
• We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.
V. Shareholder Proposals
Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal’s impact on the company’s short-term and long-term share value, its effect on the company’s reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company’s overall corporate governance provisions, and the reasonableness of the request.
• We will generally abstain from shareholder social and environmental proposals.
• We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.
• We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.
• We will generally vote for proposals to lower barriers to shareholder action.
• We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of “TIDE” provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).
VI. Other
• We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.
• We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.
• We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients. AIM’s proxy policies, and the procedures noted below, may be amended from time to time.
B. Proxy Committee Procedures
The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.
The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers’ views regarding a proposal’s impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.
AIM’s proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries (“ISS”), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds’ Board of Trustees on a periodic basis regarding issues where AIM’s votes do not follow the recommendation of ISS or another provider because AIM’s proxy policies differ from those of such provider.
In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds’ Board of Trustees:
1. Other than by voting proxies and participating in Creditors’ committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.
2. AIM will not publicly announce its voting intentions and the reasons therefore.

3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.
4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM’s concerns for its advisory clients’ interests and not for an attempt to influence or control management.
C. Business/Disaster Recovery
If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS’ proxy policies and procedures, which may vary slightly from AIM’s.
D. Restrictions Affecting Voting
If a country’s laws allow a company in that country to block the sale of the company’s shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager’s ability to trade in a stock in order to vote at a shareholder meeting.
E. Conflicts of Interest
The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM’s interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM’s relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM’s relationship with the company into account, and will vote the company’s proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures. If AIM’s proxy policies and voting record do not guide the proxy committee’s vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds’ Board of Trustees in the next quarterly report.
If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.
F. Fund of Funds
When an AIM Fund (an “Investing Fund”) that invests in another AIM Fund(s) (an “Underlying Fund”) has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.
G. Conflict In These Policies
If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM’s advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM’s advisory clients and will inform the Funds’ Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

American Century Investments
PROXY VOTING POLICIES
American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (collectively, the “Adviser”) are the investment managers for a variety of clients, including the American Century family of mutual funds. As such, the Adviser has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Adviser.
General Principles
In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. The Adviser will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, the Adviser will vote proxies in the manner that we believe will do the most to maximize shareholder value.
Specific Proxy Matters
A. Routine Matters
1.	Election of Directors
a.	Generally. The Adviser will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Adviser will vote in favor of management’s director nominees if they are running unopposed. The Adviser believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Adviser of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management’s director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management’s nominees are opposed in a proxy contest, the Adviser will evaluate which nominees’ publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where the Adviser’s clients are significant holders of a company’s voting securities, management’s recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).

b.	Committee Service. The Adviser will withhold votes for non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

c.	Classification of Boards. The Adviser will support proposals that seek to declassify boards. Conversely, the Adviser will oppose efforts to adopt classified board structures.

d.	Majority Independent Board. The Adviser will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can helps to facilitate objective decision making and enhances accountability to shareholders.

e.	Withholding Campaigns. The Adviser will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (a) through (d) above.
2.	Ratification of Selection of Auditors

The Adviser will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company’s financial position.

B.	Equity-Based Compensation Plans

The Adviser believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Adviser recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Adviser will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management’s recommendations with respect to adoption of or amendments to a company’s equity-based compensation plans, provided that the total number of shares reserved under all of a company’s plans is reasonable and not excessively dilutive.

The Adviser will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company’s overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.

Amendments which are proposed in order to bring a company’s plan within applicable legal requirements will be reviewed by the Adviser’s legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.

The Adviser will generally vote against the adoption of plans or plan amendments that:
•	provide for immediate vesting of all stock options in the event of a change of control of the company (see “Anti-Takeover Proposals” below);

•	reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Adviser will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

•	establish restriction periods shorter than three years for restricted stock grants;

•	do not reasonably associate awards to performance of the company; and

•	are excessively dilutive to the company.
C.	Anti-Takeover Proposals
In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.
1.	Cumulative Voting

The Adviser will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Adviser believes that the elimination of cumulative voting constitutes an anti-takeover measure.

2.	Staggered Board

If a company has a “staggered board,” its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against them. However, the Adviser does not necessarily vote against the re-election of staggered boards.

3.	“Blank Check” Preferred Stock

Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile take-over attempt, the board could issue such stock to a friendly party or “white knight” or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.

4.	Elimination of Preemptive Rights

When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.

While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company’s ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company’s stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.

5.	Non-targeted Share Repurchase

A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management’s belief in the favorable business prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.

6.	Increase in Authorized Common Stock

The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.

7.	“Supermajority” Voting Provisions or Super Voting Share Classes

A “supermajority” voting provision is a provision placed in a company’s charter documents which would require a “supermajority” (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Adviser believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.

8.	“Fair Price” Amendments

This is another type of charter amendment that would require an offeror to pay a “fair” and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.

9.	Limiting the Right to Call Special Shareholder Meetings.

The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company’s charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.

10.	Poison Pills or Shareholder Rights Plans

Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to “entrench” management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Adviser will generally vote against all forms of poison pills.

We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will — in our view — likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.

11.	Golden Parachutes

Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Adviser will evaluate the specifics of the plan presented.

12.	Reincorporation

Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.

We will examine reincorporation proposals on a case-by-case basis. If the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will vote affirmatively.

13.	Confidential Voting

Companies that have not previously adopted a “confidential voting” policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.

Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders’ confidentiality. The Adviser believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.

14.	Opting In or Out of State Takeover Laws

State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Adviser will vote in favor of opting out of restrictive state takeover laws.

C.	Other Matters

1.	Shareholder Proposals Involving Social, Moral or Ethical Matters

The Adviser will generally vote management’s recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder’s preferences regarding such issues is often unclear. Where this is the case, the Adviser believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Adviser’s clients, and therefore will review management’s assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.

Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company’s contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Adviser believes that such proposals are better addressed outside the corporate arena, and will vote with management’s recommendation; in addition, the Adviser will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.

2.	Anti-Greenmail Proposals

“Anti-greenmail” proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.

3.	Indemnification

The Adviser will generally vote in favor of a corporation’s proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.

4.	Non-Stock Incentive Plans

Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.

5.	Director Tenure

These proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.

6.	Directors’ Stock Options Plans

The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.

7.	Director Share Ownership

The Adviser will vote against shareholder proposals which would require directors to hold a minimum number of the company’s shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.
Monitoring Potential Conflicts of Interest
Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Adviser’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Adviser has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Adviser votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Adviser’s clients, our proxy voting personnel regularly catalog companies with whom the Adviser has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).
In addition, to avoid any potential conflict of interest that may arise when one American Century mutual fund owns shares of another American Century mutual fund, the Advisor will “echo vote” such shares, if possible. Echo voting means the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares. So for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any American Century fund that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible (as in the case of the “NT” funds, where the LIVESTRONG funds are the sole shareholder), the shares of the underlying fund (e.g. the “NT” fund) will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of the Growth Fund shareholders. In the case where the policy portfolio does not have a common proposal, shares will be voted in consultation with a committee of the independent directors.
************************************************************
The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.
Case-by-case determinations will be made by the Adviser’s staff, which is overseen by the General Counsel of the Adviser, in consultation with equity managers. Electronic records will be kept of all votes made.
Original 6/1/1989
Revised 12/05/1991
Revised 2/15/1997
Revised 8/1/1999
Revised 7/1/2003
Revised 12/13/2005
Revised 11/29/2006

Proxy Voting Policies and Procedures
For BlackRock Advisors, LLC
And Its Affiliated SEC Registered Investment Advisers
September 30, 2006

Proxy Voting Policies and Procedures
These Proxy Voting Policies and Procedures (“Policy”) for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers1 (“BlackRock”) reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock’s clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.2 Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock’s authority to manage, acquire and dispose of account assets.
When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client’s agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client’s best interests,3 whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 (“ERISA”).4 When voting proxies for client accounts (including investment companies), BlackRock’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.5 It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of BlackRock’s clients are properly addressed and resolved.

[1]	The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.

[2]	In certain situations, a client may direct BlackRock to vote in accordance with the client’s proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

[3]	Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

[4]	DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2

[5]	Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.
In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients.6 The Committee is comprised of senior members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.

[6]	Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.

I.Scope of Committee Responsibilities
The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.7
The Committee shall establish BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.
The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues — such as approval of mergers and other significant corporate transactions — require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).8
While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time

[7]	The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.

[8]	The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material

IV-26

conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.
The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.9 All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee’s determinations and records shall be treated as proprietary, nonpublic and confidential.
The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee’s attention and that the Committee’s proxy voting decisions are appropriately disseminated and implemented.
To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Institutional Shareholder Services (“ISS”) in that role. ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

[9]	The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

II. Special Circumstances
Routine Consents. BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as “proxies” subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals would, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.
Securities on Loan. Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client’s determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client’s best interest and requests that the security be recalled.
Voting Proxies for Non-US Companies. While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings, (ii) restrictions on a foreigner’s ability to exercise votes, (iii) requirements to vote proxies in person, (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, BlackRock votes proxies of non-US companies only on a “best-efforts” basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer’s shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.
Securities Sold After Record Date. With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.
Conflicts of Interest. From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other client of BlackRock (a “BlackRock Client”).10 In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:
1. The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. The Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and
1. if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.

10 Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

III. Voting Guidelines
The Committee has determined that it is appropriate and in the best interests of BlackRock’s clients to adopt the following voting guidelines, which represent the Committee’s usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A. Boards of Directors
These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant. The Committee’s general policy is to vote:

#	VOTE and DESCRIPTION

A.1	FOR nominees for director of United States companies in uncontested elections, except for nominees who

■ have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business

■ voted to implement or renew a “dead-hand” poison pill

■ ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

■ failed to act on takeover offers where the majority of the shareholders have tendered their shares

■ are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

■ on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance

■ sit on more than six boards of public companies

A.2	FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees’ poor records of representing shareholder interests, on a case-by-case basis

A.3	FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.4	AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.5	AGAINST proposals supporting cumulative voting

A.6	FOR proposals eliminating cumulative voting

A.7	FOR proposals supporting confidential voting

A.8	FOR proposals seeking election of supervisory board members

A.9	AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

A.10	AGAINST shareholder proposals for term limits for directors

A.11	FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older

A.12	AGAINST shareholder proposals requiring directors to own a minimum amount of company stock

A.13	FOR proposals requiring a majority of independent directors on a Board of Directors

A.14	FOR proposals to allow a Board of Directors to delegate powers to a committee or committees

A.15	FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors

A.16	AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer

A.17	FOR proposals to elect account inspectors

A.18	FOR proposals to fix the membership of a Board of Directors at a specified size

A.19	FOR proposals permitting shareholder ability to nominate directors directly

A.20	AGAINST proposals to eliminate shareholder ability to nominate directors directly

A.21	FOR proposals permitting shareholder ability to remove directors directly

A.22	AGAINST proposals to eliminate shareholder ability to remove directors directly

B. Auditors
These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.
The Committee’s general policy is to vote:

B.1	FOR approval of independent auditors, except for

♦ auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent

♦ auditors who have rendered an opinion to any company which in the Committee’s opinion is either not consistent with best accounting practices or not indicative of the company’s financial situation

♦ on a case-by-case basis, auditors who in the Committee’s opinion provide a significant amount of non-audit services to the company

B.2	FOR proposals seeking authorization to fix the remuneration of auditors

B.3	FOR approving internal statutory auditors

B.4	FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

C. Compensation and Benefits
These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.
The Committee’s general policy is to vote:

C.1	IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company’s plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2	FOR proposals to eliminate retirement benefits for outside directors

C.3	AGAINST proposals to establish retirement benefits for outside directors

C.4	FOR proposals approving the remuneration of directors or of supervisory board members

C.5	AGAINST proposals to reprice stock options

C.6	FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.

C.7	FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years

C.8	AGAINST proposals seeking to pay outside directors only in stock

C.9	FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits

C.10	AGAINST proposals to ban all future stock or stock option grants to executives

C.11	AGAINST option plans or grants that apply to directors or employees of “related companies” without adequate disclosure of the corporate relationship and justification of the option policy

C.12	FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

D. Capital Structure
These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.
The Committee’s general policy is to vote:

D.1	AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company’s total outstanding capital

D.2	FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights

D.3	FOR management proposals approving share repurchase programs

D.4	FOR management proposals to split a company’s stock

D.5	FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

D.6	FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date).

E. Corporate Charter and By-Laws
These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Committee opposes poison pill provisions.
The Committee’s general policy is to vote:

E.1	AGAINST proposals seeking to adopt a poison pill

E.2	FOR proposals seeking to redeem a poison pill

E.3	FOR proposals seeking to have poison pills submitted to shareholders for ratification

E.4	FOR management proposals to change the company’s name

F. Corporate Meetings
These are routine proposals relating to various requests regarding the formalities of corporate meetings.
The Committee’s general policy is to vote:

F.1	AGAINST proposals that seek authority to act on “any other business that may arise”

F.2	FOR proposals designating two shareholders to keep minutes of the meeting

F.3	FOR proposals concerning accepting or approving financial statements and statutory reports

F.4	FOR proposals approving the discharge of management and the supervisory board

F.5	FOR proposals approving the allocation of income and the dividend

F.6	FOR proposals seeking authorization to file required documents/other formalities

F.7	FOR proposals to authorize the corporate board to ratify and execute approved resolutions

F.8	FOR proposals appointing inspectors of elections

F.9	FOR proposals electing a chair of the meeting

F.10	FOR proposals to permit “virtual” shareholder meetings over the Internet

F.11	AGAINST proposals to require rotating sites for shareholder meetings

G. Investment Companies
These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders. The Committee’s general policy is to vote:

G.1	FOR nominees for director of mutual funds in uncontested elections, except for nominees who

♦ have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business

♦ ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

♦ are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

♦ on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance

G.2	FOR the establishment of new series or classes of shares

G.3	AGAINST proposals to change a fund’s investment objective to nonfundamental

G.4	FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote

G.5	AGAINST a shareholder proposal for the establishment of a director ownership requirement

G.6	FOR classified boards of closed-end investment companies

H. Environmental and Social Issues
These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.
The Committee’s general policy is to vote:

H.1	AGAINST proposals seeking to have companies adopt international codes of conduct

H.2	AGAINST proposals seeking to have companies provide non- required reports on:

■ environmental liabilities;

■ bank lending policies;

■ corporate political contributions or activities;

■ alcohol advertising and efforts to discourage drinking by minors;

■ costs and risk of doing business in any individual country;

■ involvement in nuclear defense systems

H.3	AGAINST proposals requesting reports on Maquiladora operations or on CERES principles

H.4	AGAINST proposals seeking implementation of the CERES principles

Notice to Clients
BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.11 BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients’ interests or as may be necessary to effect such votes or as may be required by law.
BlackRock encourage clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client’s proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.
These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.

11 Such request may be made to the client’s portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.

CAPITAL GUARDIAN TRUST COMPANY
PROXY VOTING POLICY AND PROCEDURES
Policy
Capital Guardian Trust Company (“CGTC”) provides investment management services to clients that include, among others, corporate and public pension plans, foundations and endowments, and registered investment companies. CGTC’s Personal Investment Management Division (“PIM”) provides investment management and fiduciary services, including trust and estate administration, primarily to high net-worth individuals and families. CGTC considers proxy voting an important part of those management services, and as such, CGTC seeks to vote the proxies of securities held by clients in accounts for which it has proxy voting authority in the best interest of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of CGTC’s clients.
Fiduciary Responsibility and Long-term Shareholder Value
CGTC’s fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, CGTC considers those factors that would affect the value of its clients’ investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, CGTC votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.
CGTC believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and CGTC’s general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.
As the management of a portfolio company is responsible for its day-to-day operations, CGTC believes that management, subject to the oversight of the relevant board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, CGTC votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. CGTC also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients’ best interests.
Special Review
From time to time CGTC may vote a) on proxies of portfolio companies that are also clients of CGTC or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited CGTC or its affiliates to support a particular position. When voting these proxies, CGTC analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The CGTC Special Review Committee reviews certain of these proxy decisions for improper influences on the decision-making process and takes appropriate action, if necessary.

Procedures
Proxy Review Process
Associates in CGTC’s proxy voting department are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies.
The proxy voting department reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year, and certain other administrative items.
All other items are voted in accordance with the decision of the analyst, portfolio managers, the appropriate proxy voting committee or the full investment committee(s) depending on parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are typically comprised primarily of members of CGTC’s and its institutional affiliates’ investment committees and their activity is subject to oversight by those committees.
CGTC seeks to vote all of its clients’ proxies. In certain circumstances, CGTC may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where CGTC wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to CGTC to vote and therefore are not voted.
CGTC will periodically review voting reports to ascertain, where possible, that votes were cast in accordance with voting instructions.
Proxy Voting Guidelines
CGTC has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.
CGTC’s general positions related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues are reflected below.
•	Corporate governance. CGTC supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board or establish a majority voting standard for the election of the board of directors. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.
•	Capital structure. CGTC generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as anti-takeover devices, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

•	Stock-related compensation plans. CGTC supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans, CGTC considers, among other things, the following information, to the extent it is available: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, CGTC supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.
•	Corporate social responsibility. CGTC votes on these issues based on the potential impact to the value of its clients’ investment in the portfolio company.
Special Review Procedures
If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue.
Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc. (CGTC’s indirect parent company), are deemed to be “Interested Clients”. Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the Special Review Committee (“SRC”). The SRC reviews such information in order to identify whether there were improper influences on the decision-making process so that it may determine whether the decision was in the best interest of CGTC’s clients. Based on its review, the SRC may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from CGTC’s and its institutional affiliates’ investment and legal groups and does not include representatives from the marketing department.
Any other proxy will be referred to the SRC if facts or circumstances warrant further review.
In cases where CGTC has discretion to vote proxies for shares issued by an affiliated mutual fund, CGTC will instruct that the shares be voted in the same proportion as votes cast by shareholders for whom CGTC does not have discretion to vote proxies.
CGTC’s Proxy Voting Record
Upon client request, CGTC will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which CGTC has proxy voting authority.

Annual Assessment
CGTC will conduct an annual assessment of this proxy voting policy and related procedures and will notify clients for which it has proxy voting authority of any material changes to the policy and procedures.
Effective Date
This policy is effective as of November 21, 2007.

The American Funds
Capital Research and Management Company
PROXY VOTING GUIDELINES
The following guidelines summarize the American Funds’ internal operating procedures with respect to how the proxies of the companies held in the mutual fund portfolios are voted. These guidelines, which have been in effect for many years, are being publicly disclosed at this time in accordance with a U.S. Securities and Exchange Commission requirement that all investment companies (mutual funds) make public how they handle their proxy voting process.
SUMMARY
The American Funds and its investment adviser, Capital Research and Management Company (“CRMC”), are committed to acting in the best interests of the shareholders of the funds. We view proxies of companies held in the funds’ portfolios as significant fund assets and proxy voting as an integral part of the investment process. These guidelines provide an important framework for analysis and decisionmaking; however, they are not exhaustive and do not address all potential issues. Even when an issue is addressed, flexibility is important so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis. While we generally adhere to these guidelines we always consider the specific circumstances of each proposal.
These are “guidelines” — they are not “rules.” Our voting process reflects our understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, we remain focused on the investment objectives and policies of the funds.
PROXY VOTING PROCESS

All U.S. proxies are voted. Non-U.S. proxies are also voted, provided there is sufficient time and information available. After a proxy is received, we prepare a summary of the proposals contained in the proxy. Voting recommendations and a discussion of any potential conflicts of interest are also included in the summary. The initial voting recommendation is generated by one or more investment analysts familiar with the industry, the particular company and the company’s management. A second voting recommendation is made by a proxy coordinator (one of four investment professionals experienced in proxy-voting matters) based on knowledge of our guidelines and familiarity with proxy-related issues.
The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by CRMC’s Investment Committee under delegated authority. (References to “proxy committees” include the CRMC Investment Committee and the individual fund proxy committees.)
Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.
SPECIAL REVIEW PROCEDURES
The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a fund director is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

GUIDELINES
The following guidelines are grouped according to types of proposals usually presented to shareholders in proxy statements.
Director Matters
Election of Directors
We generally support the election of a company’s nominees for director. In addition, we generally leave the choice of chairman to the board’s discretion. We may, however, oppose all or some of the company’s nominees, or support separating the CEO and chairman positions if we believe it to be in the best interest of shareholders.
Classified Boards
A “classified” board is one that elects only a percentage of the board members each year (usually onethird of directors are elected to serve a three-year term). Generally we support proposals declassifying boards. We believe that declassification (the annual election of all directors) increases a board’s sense of accountability to shareholders.
Anti-Takeover Provisions, Shareholder Rights & Reincorporations
Cumulative Voting
Under cumulative voting, each shareholder has a number of votes equal to the number of shares owned multiplied by the number of directors up for election. A shareholder can cast all of his/her votes for a single director, thus allowing minority shareholders to elect a director. We generally support proposals for cumulative voting in order to promote management and board accountability and opportunity for leadership change.
Confidential Voting
Allowing shareholders to vote anonymously may help large institutional shareholders avoid undue influence exerted by, or potential conflicts with companies other shareholders or third parties. We generally support proposals that allow for confidential voting.
Shareholder Rights Plans (commonly called “Poison Pills”)
Poison pills are a defense against unwelcome takeover offers. These plans allow shareholders (other than the shareholder making the unwelcome takeover offer) to purchase stock at significantly discounted prices under certain circumstances. The plans force would-be acquirers to negotiate with the board, giving the board an effective veto power over any offer. Poison pills can be detrimental to the creation of shareholder value and can help entrench management by thwarting or deterring acquisition offers that are not favored by the board but that may be beneficial to shareholders. We generally support the elimination of existing poison pills and proposals that would require shareholder approval to adopt prospective poison pills.
Change of Corporate Domicile
• Reincorporation within the U.S.: We generally leave the state domicile decision to the discretion of company management and its board.
• Reincorporation outside the U.S.: We generally do not support a change of corporate domicile from the U.S. to another country where the probable intent is to avoid U.S. taxes.
Elimination of Action by Written Consent
The shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders especially in a proxy fight. We generally oppose proposals that would prevent shareholders from taking action without a formal meeting and, in some instances, take away the shareholder’s right to call a special meeting.
Capitalization
Authorization of New Common Shares
We support reasonable increases in authorized shares when the company has articulated a need (for example, a stock split or recapitalization). Even so, we are aware that new shares may dilute the ownership interest of shareholders. Consequently, we generally oppose proposals that would more than double the number of authorized shares.
Authorization of Blank Check Preferred Shares
“Blank check” preferred shares give the board complete discretion to set terms (including voting rights). Such shares may have voting rights far in excess of those held by common stockholders. We generally oppose proposals that allow a board to issue preferred shares without prior shareholder approval, as well as proposals that allow the board to set the terms and voting rights of preferred shares at their discretion.
A request for preferred shares where the voting rights are equal to existing common stock shares, however, would generally be supported.
Compensation and Benefit Plans
Option Plans
Option plans are complicated and many factors are considered when evaluating a plan. No factor is determinative; the proxy committees weigh each plan based on protecting shareholder interests and our historical knowledge of the company and its management. Some considerations include:
♦	Pricing: We believe options should be priced at 100% of fair market value on the date they are granted (the price shareholders would pay on the open market). We do not generally support options priced at a discount to the market.

♦	Repricing: An “out-of-the-money” option is an option whose exercise price is higher than the current price of the stock. We generally have not supported replacing “out-of-the-money” options with new options at a lower exercise price (generally known as “repricing”) because it is not consistent with the purpose of offering options as compensation.

♦	Dilution: Dilution is the reduction of voting power, and/or economic interests of existing shareholders due to an increase in shares available for distribution to company employees in lieu of cash compensation. We consider several kinds of dilution: the historical annual dilution of the current plan, the potential dilution of the proposed plan and the cumulative dilution of all option plans. We tend to oppose plans that result in “excessive” dilution for existing shareholders. Acceptable dilution levels are not rigidly defined, but will be a function of: (i) the stage of the company’s lifecycle (embryonic to mature), (ii) the size of the company in terms of market capitalization, (iii) the historical growth rate of sales and earnings and (iv) to a lesser degree, extenuating circumstances related to the company’s industry. In addition, greater dilution can be tolerated when options are awarded to all employees, instead of limiting awards to top-level management. We generally oppose evergreen plans (which provide for an annual increase of shares available for award without future shareholder approval).

Restricted Stock Plans
We support restricted stock plans when such grants replace cash compensation without increasing the historical cash award and when the amount of restricted stock available for distribution represents a reasonable percentage of overall equity awards.
Non-Employee Director Compensation
We generally support equity-based compensation for non-employee directors that aligns their interests with shareholders. Such plans must be reasonable in size, have fair market value option grants and not create excess total compensation (subject to the same limitations as executive incentive plans). We also review the mix of options or stock awards to cash compensation. We believe that compensation packages should be structured to attract, motivate and retain qualified directors. However, excessive board compensation can undermine the board’s independence.
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Employee Stock Purchase Plans
These plans are designed to allow employees to purchase stock at a discount price and to receive favorable tax treatment when the stock is sold. In many cases, the price is 85% of the market value of the stock. These plans are broad-based and have relatively low caps on the amount of stock that may be purchased by a single employee. We generally support these types of plans.
Shareholder Proposals Regarding Executive Compensation
Caps on Executive Pay
In general, we oppose shareholder proposals that seek to set limits on executive compensation because competitive compensation packages are necessary to attract, motivate and retain executives. Shareholder proposals on this issue tend to specify arbitrary compensation criteria.
Requests for Additional Disclosure Concerning Executive Pay
In general, we oppose shareholder requests for disclosure beyond regulatory requirements. We believe that additional disclosure is often unwarranted and costly and can have other disadvantages. We also believe that the current regulatory requirements for disclosure of executive compensation are appropriate.
Performance-Based Senior Executive Stock Option Grants
From time to time, shareholder proposals attempt to link performance-based options to an industry or peer group index rather than the market as a whole. Generally, we support the concept of linking pay to the company’s stock performance. However, we typically do not support shareholder requests to link stock option grants to the performance of a specific peer group or an industry index, but prefer that compensation committees retain the flexibility to propose an appropriate index.
Other Executive Pay Restrictions or Freezes
We decide these issues based on whether they are in the interests of shareholders. Such proposals include: terminating the company’s option or restricted stock programs; freezing executive pay during periods of large layoffs; establishing a maximum ratio between the highest paid executive and lowest paid employee; and linking executive pay to social criteria.
Expensing of Stock Options on the Company’s Financial Statements
We generally support shareholder proposals to expense stock options. While we acknowledge that there currently is no uniform methodology for expensing options, we believe that such expensing is appropriate. Among other things, we believe that expensing presents a more accurate picture of the company’s financial results, and that companies will be more conservative when granting options if the awards are an expense item.
Executive Severance Agreements (“Golden Parachutes”)
Generally, we support proposals that require shareholder approval of executive severance agreements, largely because of the trend toward excessive severance benefits (known as “golden parachutes”). If an executive leaves for reasons related to poor performance, allowing a generous “parting gift” seems contrary to good corporate governance.
Other Shareholder Proposals
Social Issues
When evaluating social proposals relating to issues such as human rights, labor and employment, the environment, and smoking and tobacco, decisions are made on a case-by-case basis. We consider each of these proposals based on the impact to the company’s shareholders, the specific circumstances at each individual company, and the current policies and practices of the company.
Non-U.S. Issuers
We vote non-U.S. proxies whenever practicable, and considering the benefits of voting against the costs. While the procedures for non-U.S. proxies are similar to those of U.S. proxies, we utilize an expedited review process for these proxies. This is because we typically receive proxies from non-U.S. companies just prior to the meeting, although progress has been made in increasing the amount of time given to consider and cast a vote. In addition, certain countries impose restrictions on the ability of shareholders to sell shares during the proxy voting period. We may choose, due to liquidity issues, not to subject shares to such restrictions and thus may not vote some shares.
Votes are based on predetermined guidelines for each country and type of proposal. Also, an analyst is consulted whenever the issue is not a standard one. Proxy summaries are prepared and circulated to the proxy committees if there is sufficient time and information available. We make a special effort to prepare summaries for proxies that contain controversial issues. In voting non-U.S. proxies, we take into consideration differences in practice, regulations and the laws of the various countries. We generally will abstain from voting when there is not sufficient information to allow an informed decision.

PROXY VOTING GUIDELINES & PROCEDURES SUMMARY
Concerning ClearBridge Advisors 1(Clearbridge)
Proxy Voting Policies and Procedures
The following is a brief overview of the Proxy Voting Policies and Procedures (the “Policies”) that ClearBridge has adopted to seek to ensure that ClearBridge votes proxies relating to equity securities in the best interest of clients.
ClearBridge votes proxies for each client account with respect to which it has been authorized to vote proxies. In voting proxies, ClearBridge is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. ClearBridge attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. ClearBridge may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, the ClearBridge adviser (business unit) continues to retain responsibility for the proxy vote.
In the case of a proxy issue for which there is a stated position in the Policies, ClearBridge generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to

[1]	ClearBridge Advisors comprises ClearBridge Advisors, LLC (formerly CAM North America, LLC), ClearBridge Asset Management Inc, Smith Barney Fund Management LLC, and other affiliated investment advisory firms. On December 1, 2005, Citigroup Inc. (“Citigroup”) sold substantially all of its worldwide asset management business, Citigroup Asset Management, to Legg Mason, Inc. (“Legg Mason”). As part of this transaction, ClearBridge Advisors, LLC, ClearBridge Asset Management Inc and Smith Barney Fund Management LLC became wholly-owned subsidiaries of Legg Mason. Under a licensing agreement between Citigroup and Legg Mason, the name of Smith Barney Fund Management LLC and its affiliated advisory entities, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason. Citi Marks include, but are not limited to, “Citigroup Asset Management,” “Salomon Brothers Asset Management” and “CAM”. All Citi Marks are owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement. Legg Mason and its subsidiaries, including CAM North America, LLC, ClearBridge Asset Management Inc, and Smith Barney Fund Management LLC are not affiliated with Citigroup.

the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause ClearBridge to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct ClearBridge business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A ClearBridge business unit or investment team (e.g. ClearBridge’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.
In furtherance of ClearBridge’s goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of ClearBridge’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s compliance personnel. ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies. ClearBridge is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-ClearBridge Legg Mason affiliate might appear to the public to influence the manner in which ClearBridge decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-ClearBridge Legg Mason affiliate relationship that ClearBridge for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which ClearBridge decides to vote a proxy, ClearBridge generally takes the position that relationships between a non-ClearBridge Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer. Such position is based on the fact that ClearBridge is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between ClearBridge and certain other Legg Mason business units.
ClearBridge maintains a Proxy Voting Committee to review and address conflicts of interest brought to its attention by ClearBridge compliance personnel. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because ClearBridge’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.
If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

Davis Selected Advisers, LP
(“Davis Advisors”)
Proxy Voting Policies and Procedures
Amended as of June 2, 2006

I. Introduction
II. Guiding Principles
III. Fiduciary Duties of Care and Loyalty
IV. Detailed Proxy Voting Policies
V. Ensuring Proxies are Voted
VI. Identifying and Resolving Potential Conflicts of Interest
VII. Proxy Oversight Group
VIII. Shareholder Activism
IX. Obtaining Copies of Davis Advisors’ Proxy Voting Policies and Procedures and/or How Proxies Were Voted
X. Summary of Proxy Voting Policies and Procedures
XI. Records
XII. Amendments
Exhibit A, “Detailed Proxy Voting Policies”

I. Introduction
Davis Advisors votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients’ holdings is a significant asset of the clients. Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients’ investments.
Davis Advisors votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts available to Davis Advisors at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.
Davis Advisors has established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.
II. Guiding Principles
Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company’s board, as well as exercise their right to grant or withhold approval for actions proposed by the board of directors or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:
Creating Value for Existing Shareholders. The most important factors that we consider in evaluating proxy issues are: (i) the Company’s or management’s long-term track record of creating value for shareholders. In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.
Other factors which we consider may include:
(a) Shareholder Oriented Management. One of the factors that Davis Advisors considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth. Davis Advisors’ research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.
(b) Allow responsible management teams to run the business. Because we try generally to invest with “owner oriented” managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management’s ability to do this. Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.
(c) Preserve and expand the power of shareholders in areas of corporate governance - Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members and incentive plans that are contingent on delivering value to shareholders. Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.
(d) Support compensation policies that reward management teams appropriately for performance. We believe that well thought out incentives are critical to driving long-term shareholder value creation. Management incentives ought to be aligned with the goals of long-term owners. In our view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where we feel that the compensation practices at companies we own are not acceptable, we will exercise our discretion to vote against compensation committee members and specific compensation proposals.
Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes. Exhibit A, “Detailed Proxy Voting Policies” provides additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.

III. Fiduciary Duties of Care and Loyalty
Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, Davis Advisors must act in the best interest of the client and not in its own interest.
When Davis Advisors has been granted the authority to vote client proxies, Davis Advisors owes the client the duties of “care” and “loyalty”:
(1) The duty of care requires Davis Advisors to monitor corporate actions and vote client proxies if it has undertaken to do so.
(2) The duty of loyalty requires Davis Advisors to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client’s interest to Davis Advisors’ own interests.
IV. Detailed Proxy Voting Policies
Section II, “Guiding Principles” describe Davis Advisors’ pre-determined proxy voting policies. Exhibit A, Detailed Proxy Voting Policies provides greater insight into specific factors which Davis Advisors may sometimes consider.
V. Ensuring Proxies are Voted
The Chief Compliance Officer is responsible for monitoring corporate actions and voting client proxies if Davis Advisors has been assigned the right to vote the proxies.
Scope. If a client has not authorized Davis Advisors to vote its proxies, then these Policies and Procedures shall not apply to that client’s account. The scope of Davis Advisors’ responsibilities with respect to voting proxies are ordinarily determined by Davis Advisors’ contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.
Cost/Benefit Analysis. Davis Advisors is NOT required to vote every proxy. There may be times when refraining from voting a proxy is in the client’s best interest, such as when Davis Advisors determines that the cost of voting the proxy exceeds the expected benefit to the client. Davis Advisors shall not, however, ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.
Davis Advisors is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company’s shares are no longer held by Davis Advisors clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients’ holdings.

Practical Limitations Relating To Proxy Voting While Davis Advisors uses it best efforts to vote proxies, it may not be practical or possible to vote every client proxy. For example, (i) when a client has loaned securities to a third party and Davis Advisors or the client is unable to recall the securities before record date; (ii) if Davis does not receive the proxy ballot/statement in time to vote the proxy; or (iii) if Davis is unable to meet the requirements necessary to vote foreign securities (e.g., shareblocking).
Errors by Proxy Administrators. Davis Advisors may use a proxy administrator or administrators to cast its proxy votes. Errors made by these entities may be beyond Davis’ Advisors’ control to prevent or correct.
Record of Voting
The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Guiding Principles.
VI. Identifying and Resolving Potential Conflicts of Interest Potential Conflicts of Interest
A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between Davis Advisors’ interests and those of its clients, Davis Advisors will consider:
(1) Whether Davis Advisors has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example, Davis Advisors may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to Davis Advisors. Such business could include managing company retirement plans or serving as sub-adviser for funds sponsored by the company; or
(2) Whether there are any business or personal relationships between a Davis Advisors employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.
Identifying Potential Conflicts of Interest
The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.

Assessing Materiality. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote. A conflict will be deemed material If (i) Davis Advisors’ clients control more than 2 1/2% of the voting company’s eligible vote; and (ii) more than 2 1/2% of Davis Advisors’ assets under management are controlled by the voting company. If either part of this two part test is not met, then the conflict will be presumed to be immaterial. Materiality will be judged by facts reasonably available to Davis Advisors at the time the materiality determination is made and Davis Advisors is not required to investigate remote relationships or affiliations.
Resolving Potential Conflicts of Interest
The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:
(1) Votes consistent with the Guiding Principles listed in Section II. are presumed to be consistent with the best interests of clients;
(2) Davis Advisors may disclose the conflict to the client and obtain the client’s consent prior to voting the proxy;
(3) Davis Advisors may obtain guidance from an independent third party;
(4) The potential conflict may be immaterial; or
(5) Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.
VII. Proxy Oversight Group
Davis Advisors has established a Proxy Oversight Group, a committee of senior Davis Advisors officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:
(1) Establishes, amends, and interprets proxy voting policies and procedures; and
(2) Resolves conflicts of interest identified by the Compliance Department.
Composition of the Proxy Oversight Group
The following are the members of the Proxy Oversight Group. Davis Advisors’:
(1) A Proxy Analyst as designated by the Chief Investment Officer from time to time;
(2) Davis Advisors’ Chief Compliance Officer; and
(3) Davis Advisors’ Chief Legal Officer.
Two or more members shall constitute a quorum. Meetings may be held by telephone. A vote by a majority of the Proxy Oversight Group shall be binding.

Action may be taken without a meeting by memorandum signed by two or more members.
VIII. Shareholder Activism
Davis Advisors’ fiduciary duties to its clients do not necessarily require Davis Advisors to become a “shareholder activist.” As a practical matter, Davis Advisors will determine whether to engage in management discussion based upon its costs and expected benefits to clients.
Prior to casting a single vote, Davis Advisors may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, Davis Advisors may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to Davis Advisors’ clients.
IX. Obtaining Copies of Davis Advisors’ Proxy Voting Policies and Procedures and/or How Proxies Were Voted
Davis Advisors’ clients may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures and/or a record of how their own proxies were voted by writing to:
Davis Selected Advisers, L.P.
Attn: Chief Compliance Officer
2949 East Elvira Road, Suite 101
Tucson, Arizona, 85706
Information regarding how mutual funds managed by Davis Advisors voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website (http://www.davisfunds.com, http://www.selectedfunds.com, and http://www.clipperfund.com) and also on the SEC’s website at http://www.sec.gov.
No party is entitled to obtain a copy of how proxies other than their own were voted without valid government authority.
X. Summary of Proxy Voting Policies and Procedures
Davis Advisors shall maintain a summary of its Proxy Voting Policies and Procedures which also describes how a client may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures. This summary shall be included in Davis Advisors’ Form ADV Part II, which is delivered to all new clients.
XI. Records
Davis Advisors’ Chief Compliance Officer shall retain for the legally required periods the following records:

(a) Copies of Davis Advisors’ Proxy Voting Policies and Procedures and each amendment thereof;
(b) Proxy statements received regarding client securities;
(c) Records of votes Davis Advisors cast on behalf of clients;
(d) Records of written client requests for proxy voting information and Davis Advisors’ response; and
(e) Any documents prepared by Davis Advisors that were material to making a decision how to vote, or that memorialized the basis of the decision.
XII. Amendments
Davis Advisors’ Proxy Oversight Group may amend these Proxy Voting Policies and Procedures from time to time. Clients shall be notified of material changes.

Exhibit A
Davis Selected Advisers, L.P.
Detailed Proxy Voting Policies
As Amended: June 2, 2006
The Guiding Principles control Davis Advisors’ Proxy Voting. Davis Advisors attempts to votes proxies in conformance with the Guiding Principles articulated in Section II of the Proxy Voting Policies and Procedures.
Following is additional explanation of the analysis which Davis Advisors may conduct when applying these Guiding Principles to specific proxy votes. We will NOT vote as indicated below if, in our judgment, the result would be contrary to our Guiding Principles.
I. The Board of Directors
II. Executive Compensation
III. Tender Offer Defenses
IV. Proxy Contests
V. Proxy Contest Defenses
VI. Auditors
VII. Miscellaneous Governance Provisions
VIII. State of Incorporation
IX. Mergers and Corporate Restructuring
X. Social and Environmental Issues
XI. Capital Structure
I. The Board of Directors
A. Voting on Director Nominees in Uncontested Elections
(1) We generally vote with management in the routine election of Directors. As Directors are elected to represent the economic interests of shareholders, our voting on Director Nominees may be shaped by our assessment of a director’s record in representing the interests of shareholders. The most important responsibility of a director is the selection, evaluation and compensation of senior management, and we pay particular attention to directors’ performance in this area. In assessing a director’s performance in selecting and evaluating management, the primary consideration is the company’s long-term track record of creating value for shareholders. In terms of their record on compensation, long-term results will also be a key consideration. Philosophically, we look for directors to construct long-term compensation plans that do not allow for senior executives to be excessively compensated if long-term returns to shareholders are poor. We prefer directors to specify the benchmarks or performance hurdles by which they are evaluating management’s performance. Appropriate hurdles may include the company’s performance relative to its peers and the S&P 500 as well as its cost of equity capital. We expect directors to construct plans such that incentive compensation will not be paid if performance is below these hurdles.
(2) In addition, we believe that stock option re-pricings and exchanges sever the alignment of employee and shareholder interests. Therefore, we will generally withhold votes for any director of any company that has allowed stock options to be re-priced or exchanged at lower prices in the previous year.
(3) Directors also bear responsibility for the presentation of a company’s financial statements and for the choice of broad accounting policies. We believe directors should favor conservative policies. Such policies may include reasonable pension return assumptions and appropriate accounting for stock based compensation, among others.
(4) In voting on director nominees, we may also consider the following factors in order of importance:
(i) long-term corporate performance:;
(ii) nominee’s business background and experience;
(iii) nominee’s investment in the company:
(iv) nominee’s ethical track record:
(v) whether a poor record of long term performance resulted from poor management or from factors outside of managements control:
(vi) corporate governance provisions and takeover activity (discussed in Sections III and IV):
(vii) interlocking directorships: and
(viii) other relevant information
B. Majority Voting.
We will generally vote for proposals that require a majority vote standard whereby directors must submit their resignation for consideration by the board of directors when they receive less than a majority of the vote cast.
We will review on a case-by-case basis proposals that require directors to receive greater than a majority of the vote cast in order to remain on the board.
C. Cumulative Voting.
We may either support or vote against cumulative voting depending on the specific facts and circumstances.
B. Classification/Declassification of the Board
We generally vote against proposals to classify the board.

We generally vote for proposals to repeal classified boards and to elect all directors annually.
II. Executive Compensation
A. Stock Options, Bonus Plans.
In general, we consider executive compensation such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effects. While we generally support management proposals, we oppose compensation plans which we consider to be excessive.
We believe in paying for performance. We recognize that compensation levels must be competitive and realistic and that under a fair system exceptional managers deserve to be paid exceptionally well. Our test to determine whether or not a proposal for long-term incentive compensation is appropriate is based on the following two questions.
1. Over the long-term, what is the minimum level of shareholder returns below which management’s performance would be considered poor?
• Performance below that of the S&P 500.
• Performance below a pre-selected group of competitors.
• Performance below the company’s cost of equity capital.
2. Does the company’s proposed incentive compensation plan (including options and restricted stock) allow for the management to receive significant incentive compensation if long-term returns to shareholders fall below the answer specified above?
In most cases, the answer to the first question is unspecified. In virtually all cases, the answer to the second question is “yes,” as most companies use non-qualified stock options and restricted stock for the bulk of their long-term compensation. These options and shares will become enormously valuable even if the shares compound at an unacceptably low rate - or actually do not go up at all but are simply volatile — over the long term. A fair system of long-term incentive compensation should include a threshold rate of performance below which incentive compensation is not earned. To the extent that long-term incentive compensation proposals are put to a vote, we will examine the long-term track record of the management team, past compensation history, and use of appropriate performance hurdles.
We will generally vote against any proposal to allow stock options to be re-priced or exchanged at lower prices. We will generally vote against multi-year authorizations of shares to be used for compensation unless the company’s past actions have been consistent with these policies. We will generally vote in favor of shareholder proposals advocating the addition of performance criteria to long-term compensation plans.
B. Positive Compensation Practices.
Examples of the positive compensation practices we look for in both selecting companies and deciding how to cast our proxy votes include:
(1) A high proportion of compensation derived from variable, performance-based incentives;
(2) Incentive formulas that cut both ways , allowing for outsized pay for outsized performance but ensuring undersized pay when performance is poor;
(3) Base salaries that are not excessive;
(4) Company-wide stock-based compensation grants that are capped at reasonable levels to limit dilution;
(5) Stock-based compensation that appropriately aligns management incentives with shareholders, with a strong preference for equity plans that have a cost-of-capital charge or escalating strike price feature as opposed to ordinary restricted stock or plain vanilla options;
(6) Appropriate performance targets and metrics, spelled out in detail in advance of the performance period;
(7) Full and clear disclosure of all forms of management compensation and stock ownership (including full listing of the dollar value of perquisites, value of CEO change of control and termination provisions, pensions, and detail on management’s direct ownership of stock vs. option holdings, ideally presented in a format that is easy to compare and tally rather than tucked away in footnotes);
(8) Compensation committee members with the experience and wherewithal to make the tough decisions that frequently need to be made in determining CEO compensation;
(9) Policies that require executives to continue holding a meaningful portion of their equity compensation after vesting/exercise;
(10) Appropriate cost allocation of charges for stock-based compensation;
(11) Thoughtful evaluation of the present value tradeoff between options, restricted stock and other types of compensation; and
(12) Compensation targets that do not seek to provide compensation above the median of the peer group for mediocre performance. We believe this has contributed to the unacceptably high rates of CEO pay inflation.
III. Tender Offer Defenses
A. Poison Pills
We will generally vote against management proposals to ratify a poison pill.
We will generally vote for shareholder proposals to redeem a poison pill.

B. Fair Price Provisions
We will generally vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.
We will generally vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.
C. Greenmail
We will generally vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
We review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
D. Pale Greenmail
We review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.
E. Unequal Voting Rights
We will generally vote against dual class exchange offers.
We will generally vote against dual class recapitalizations.
F. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws
We will generally vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.
G. Supermajority Shareholder Vote Requirement to Approve Mergers
We will generally vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.
We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H. White Squire Placements
We will generally vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

IV. Proxy Contests
A. Voting for Director Nominees in Contested Elections
Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:
• long-term financial performance of the target company relative to its industry
• management’s track record
• background to the proxy contest
• qualifications of director nominees (both slates)
• evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met
• stock ownership positions
B. Reimburse Proxy Solicitation Expenses
Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.
V. Proxy Contest Defenses
A. Board Structure: Staggered vs. Annual Elections
We will generally vote against proposals to classify the board.
We will generally vote for proposals to repeal classified boards and to elect all directors annually.
B. Shareholder Ability to Remove Directors
We will generally vote against proposals that provide that directors may be removed only for cause.
We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.
We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

C. Cumulative Voting
See discussion under “The Board of Directors”.
D. Shareholder Ability to Call Special Meetings
We will generally vote against proposals to restrict or prohibit shareholder ability to call special meetings.
We will generally vote for proposals that remove restrictions on the right of shareholders to act independently of management.
E. Shareholder Ability to Act by Written Consent
We will generally vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
We will generally vote for proposals to allow or make easier shareholder action by written consent.
F. Shareholder Ability to Alter the Size of the Board
We will generally vote for proposals that seek to fix the size of the board.
We will generally vote against proposals that give management the ability to alter the size of the board without shareholder approval.
VI. Auditors
A. Ratifying Auditors
We will generally vote for proposals to ratify auditors, unless any of the following apply:
• An auditor has a financial interest in or association with the company (other than to receive reasonable compensation for services rendered), and is therefore not independent,
• Fees for non-audit services are excessive, or
• There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
We vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
We will generally vote for shareholder proposals asking for audit firm rotation or partner rotation within an audit firm, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company (Sarbanes-Oxley mandates that the partners on a company’s audit engagement be subject to five-year term limits).

VII. Miscellaneous Governance Provisions
A. Confidential Voting
We will generally vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.
We will generally vote for management proposals to adopt confidential voting.
B. Equal Access
We will generally vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.
C. Bundled Proposals
We review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we will generally vote against the proposals. If the combined effect is positive, we will generally vote for the proposals.
D. Shareholder Advisory Committees
We review on a case-by-case basis proposals to establish a shareholder advisory committee.
E. Stock Ownership Requirements
We will generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board (we prefer Directors to be long-term shareholders). We oppose the awarding of stock options to directors.

F. Term of Office and Independence of Committees
We will generally vote against shareholder proposals to limit the tenure of outside directors.
We will generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

G. Director and Officer Indemnification and Liability Protection
Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.
We will generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.
We will generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.
We will generally vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.
H. Charitable Contributions
We will generally vote against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.
I. Age Limits
We will generally vote against shareholder proposals to impose a mandatory retirement age for outside directors.
J. Board Size
We will generally vote for proposals seeking to fix the board size or designate a range for the board size.
We will generally vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

K. Establish/Amend Nominee Qualifications
We vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
We will generally vote against shareholder proposals requiring two candidates per board seat.

L. Filling Vacancies/Removal of Directors
We will generally vote against proposals that provide that directors may be removed only for cause.
We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.
We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.
M. OBRA-Related Compensation Proposals
• Amendments that Place a Cap on Annual Grant or Amend Administrative Features
We will generally vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.
• Amendments to Added Performance-Based Goals
We will generally vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.
• Amendments to Increase Shares and Retain Tax Deductions Under OBRA
Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) are evaluated on a case-by-case basis.
• Approval of Cash or Cash-and-Stock Bonus Plans
We will generally vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA where the compensation plans have been historically consistent with our principles described in Section II of this document.
N. Shareholder Proposals to Limit Executive and Director Pay
We will generally vote for shareholder proposals that seek additional disclosure of executive and director pay information.
We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

O. Golden and Tin Parachutes
We will generally vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.
We will generally review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.
P. Employee Stock Ownership Plans (ESOPs)
We will generally vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).
Q. 401(k) Employee Benefit Plans
We will generally vote for proposals to implement a 401(k) savings plan for employees.
R. Stock Plans in Lieu of Cash
We review plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock on a case-by-case basis.
We will generally vote for plans which provide a dollar-for-dollar cash for stock exchange.
We review plans which do not provide a dollar-for-dollar cash for stock exchange on a case-by-case basis.
S. Director Retirement Plans
We will generally vote against retirement plans for non-employee directors.
We will generally vote for shareholder proposals to eliminate retirement plans for non-employee directors.

VIII. State of Incorporation
A. Voting on State Takeover Statutes
We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).
B. Voting on Reincorporation Proposals
Proposals to change a company’s state of incorporation are examined on a case-by-case basis.
IX. Mergers and Corporate Restructurings
A. Mergers and Acquisitions
Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:
• anticipated financial and operating benefits
• offer price (cost vs. premium)
• prospects of the combined companies
• how the deal was negotiated
• changes in corporate governance and their impact on shareholder rights
B. Corporate Restructuring
Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.
C. Spin-offs
Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.
D. Asset Sales
Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. Liquidations
Votes on liquidations are made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
F. Appraisal Rights
We will generally vote for proposals to restore, or provide shareholders with, rights of appraisal.
G. Changing Corporate Name
We will generally vote for changing the corporate name.
X. Social and Environmental Issues
Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.
XI. Capital Structure
A. Common Stock Authorization
We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.
We use quantitative criteria that measure the number of shares available for issuance after analyzing the company’s industry and performance. Our first step is to determine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after accounting for the requested increase. Shares reserved for legitimate business purposes, such as stock splits or mergers, are subtracted from the pool of shares available. We then compare this percentage to the allowable cap developed for the company’s peer group to determine if the requested increase is reasonable. Each peer group is broken down into four quartiles and within each quartile an “allowable increase” for the company is set. The top quartile performers will have the largest allowable increase.
If the requested increase is greater than the “allowable increase” we will generally vote against the proposal.

B. Reverse Stock Splits
We will review management proposals to implement a reverse stock split on a case-by-case basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.

C. Blank Check Preferred Authorization
We will generally vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.
We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding we will generally vote against the requested increase. If the company does have preferred             shares outstanding we will use the criteria set forth herein.
D. Shareholder Proposals Regarding Blank Check Preferred Stock
We will generally vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
E. Adjust Par Value of Common Stock
We will generally vote for management proposals to reduce the par value of common stock.
F. Preemptive Rights
We review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.
G. Debt Restructurings
We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:
• Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
• Change in Control - Will the transaction result in a change in control of the company?
• Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H. Share Repurchase Programs
We will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
I. Dual-class Stock
We will generally vote against proposals to create a new class of common stock with superior voting rights.
We will generally vote for proposals to create a new class of nonvoting or subvoting common stock if:
• It is intended for financing purposes with minimal or no dilution to current shareholders.
• It is not designed to preserve the voting power of an insider or significant shareholder.
J. Issue Stock for Use with Rights Plan
We will generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
K. Preferred Stock
We will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
We will generally vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
We will generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
We will generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
We vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

L. Recapitalization
We vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.
M. Reverse Stock Splits
We will generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
We will generally vote for management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.
N. Stock Distributions: Splits and Dividends
We will generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.
O. Tracking Stock
Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

Declaration Management & Research LLC
Proxy Voting Policy and Procedures
Declaration Management & Research LLC (“Declaration”) is a fixed income manager and the securities we purchase for client accounts are predominantly fixed income securities. Accordingly, we are seldom if ever called upon to vote equity securities on our clients’ behalf. However, in the event we were granted the discretion to vote proxies for a client’s account and an occasion arose where an equity security needed to be voted, we would follow the following proxy voting policy in carrying out our responsibilities to that client.
I. General Principles
In order to set a framework within which proxy questions should be considered and voted, the following general principles should be applied:
1) As a fiduciary under ERISA or otherwise, the discretion to vote proxies for a client’s account should be exercised keeping in mind a fiduciary’s duty to use its best efforts to preserve or enhance the value of the client’s account. We should vote on proxy questions with the goal of fostering the interests of the client (or the participants and beneficiaries in the case of an ERISA account).
2) Proxy questions should be considered within the individual circumstances of the issuer. It is possible that individual circumstances might mean that a given proxy question could be voted differently than what is generally done in other cases.
3) If a proxy question clearly has the capability of affecting the economic value of the issuer’s stock, the question should be voted in a way that attempts to preserve, or give the opportunity for enhancement of, the stock’s economic value.
4) In certain circumstances, even though a proposal might appear to be beneficial or detrimental in the short term, our analysis will conclude that over the long term greater value may be realized by voting in a different manner.

5) It is our policy that when we are given authority to vote proxies for a client’s account, we must be authorized to vote all proxies for the account in our discretion. We do not accept partial voting authority nor do we accept instructions from clients on how to vote on specific issues, except in the case of registered investment companies. Clients may wish to retain proxy voting authority and vote their own proxies if necessary in order to satisfy their individual social, environmental or other goals.
Since we cannot currently anticipate circumstances in which Declaration would be called upon to vote an equity security for a client’s account, it is difficult to specify in advance how we would vote on particular questions. For routine matters, we would expect to vote in accordance with the recommendation of the issuer’s management. For all other matters, we would decide how to vote on a case-by-case basis considering the relevant circumstances of the issuer.

We will from time to time review this proxy voting policy and procedures and may adopt changes from time to time. Clients may contact Carole Parker, our Chief Compliance Officer, by calling 703-749-8240 or via e-mail at cparker@declaration.com to obtain a record of how we voted the proxies for their account.
II. Process
At Declaration, the investment research analysts are responsible for performing research on the companies in which we invest. The same analysts would be responsible for decisions regarding proxy voting, as they would be the most familiar with company-specific issues. Portfolio managers may also provide input when appropriate. Proxy voting mechanics are the responsibility of the analyst.
We may abstain from voting a client proxy if we conclude that the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant. We may also abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we would weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision would take into account the effect that the vote of our client, either by itself or together with other votes, was expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.
We will maintain the records required to be maintained by us with respect to proxies in accordance with the requirements of the Investment Advisers Act of 1940 and, with respect to our registered investment company clients, the Investment Company Act of 1940. We may, but need not, maintain proxy statements that we receive regarding client securities to the extent that such proxy statements are available on the SEC’s Edgar system. We may also rely upon a third party to maintain certain records required to be maintained by the Advisors Act or the Investment Company Act.
III. Conflicts of Interest
We manage the assets of various public and private company clients, and may invest in the securities of certain of these companies on behalf of our clients. As noted above, we invest principally in fixed income securities with respect to which proxies are not required to be voted. However, in the event we were to be granted the discretion to vote proxies by a client, and an equity security were to be held in that client’s portfolio with respect to which a vote was required, we would be responsible for voting proxies for that security. We recognize that the potential for conflicts of interest could arise in situations where we have discretion to vote client proxies and where we have material business relationships1 or material personal/family relationships2 with an issuer (or with a potential target or acquirer, in the case of a proxy vote in connection with a takeover). To address these potential conflicts we have established a Proxy Voting Committee (the “Committee”). The Committee consists of the President, the Senior Vice President — Director of Portfolio Management, and the Chief Compliance Officer. The Committee will use reasonable efforts to determine whether a potential conflict may exist, including screening proxies against a list of clients with whom we have a material business relationship. However, a potential conflict shall be deemed to exist only if one or more of the members of the Committee actually know of the potential conflict. The Committee will work with the analyst assigned to the specific security to oversee the proxy voting process for securities where we believe we may have potential conflicts.
The Committee will meet to decide how to vote the proxy of any security with respect to which we have identified a potential conflict. The Committee will consider the analyst’s recommendation, make a decision on how to vote the proxy and document the Committee’s rationale for its decision.

[1]	For purposes of this proxy voting policy, a “material business relationship” is considered to arise in the event a client has contributed more than 5% of Declaration’s annual revenues for the most recent fiscal year or is reasonably expected to contribute this amount for the current fiscal year.

[2]	For purposes of this proxy voting policy, a “material personal/family relationship” is one that would be reasonably likely to influence how we vote proxies. To identify any such relationships, the Proxy Voting Committee will in connection with each proxy vote obtain information about (1) personal and/or family relationships between any Declaration employee involved in the proxy vote (e.g., analyst, portfolio manager and/or members of the Proxy Voting Committee, as applicable), and directors or senior executives of the issuer, and (ii) personal and/or immediate family investments of such employees in issuers which exceed 5% of the outstanding stock of the issuer.

Declaration is an indirect wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a public company. It is our general policy not to acquire or hold MFC stock on behalf of our clients. However, in the event that a client were to hold MFC stock in a portfolio which we managed, and we were responsible for voting a MFC proxy on behalf of the client, the Committee would decide how to vote the MFC proxy in a manner that it believes will maximize shareholder value. The Committee will document the rationale for its decision.
It is Declaration’s policy not to accept any input from any other person or entity, including its affiliates, when voting proxies for any security. In the event that a Declaration employee was contacted by any affiliate or any other person or entity, other than by means of standard materials available to all shareholders, with a recommendation on how to vote a specific proxy, the event would be reported to the Compliance Officer and would be documented. The Committee would then decide how to vote the proxy in question and would document the rationale for its decision.
If there is controversy or uncertainty about how any particular proxy question should be voted, or if an analyst or a Committee member believes that he or she has been pressured to vote in a certain way, he or she will consult with the Committee or with the Compliance Officer, and a decision will be made whether to refer the proxy to the Committee for voting. Final decisions on proxy voting will ultimately be made with the goal of enhancing the value of our clients’ investments.
Adopted 07/03
Revised 09/04

Deutsche Bank
Deutsche Asset Management
2006 U.S. Proxy Voting Policies and Procedures

Effective Date:	May 5, 2003
Approver:	John Robbins
Owner:	DeAM Compliance
Functional Applicability:	Asset Management
Geographic Applicability:	U.S.
Last Reviewed Date:	February 22, 2006
Last Revision Date:	March 03, 2006
Next Review Date:	February 2007
Version:	5
I. INTRODUCTION
Deutsche Asset Management (DeAM)3 has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients, in accordance with its fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, DeAM’s proxy policies reflect the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 CFR 2509.94-2 (July 29,1994).
II. DEAM’S PROXY VOTING RESPONSIBILITIES
Proxy votes are the property of DeAM’s advisory clients.4 As such, DeAM’s authority and responsibility to vote such proxies depend upon its contractual relationships with its clients. DeAM has delegated responsibility for affecting its advisory clients’ proxy votes to Institutional Shareholder Services (“ISS”), an independent third-party proxy voting specialist. ISS votes DeAM’s advisory clients’ proxies in accordance with DeAM’s proxy guidelines or DeAM’s specific instructions. Where a client has given specific instructions as to how a proxy should be voted, DeAM will notify ISS to carry out those instructions. Where no

[3]	DeAM refers to Deutsche Investment Management Americas Inc. and Deutsche Asset Management, Inc., each an investment adviser registered under the Investment Advisers Act of 1940. These Policies and Procedures also may apply to other entities within the Deutsche Bank organization for which the Proxy Vendor Oversight and the Proxy Voting Sub-Committee votes proxies, as listed on Exhibit 1.

[4]	For purposes of these Policies and Procedures, “clients” refers to persons or entities: for which DeAM serves as investment adviser or sub-adviser; for which DeAM votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

specific instruction exists, DeAM will follow the procedures in voting the proxies set forth in this document.
DeAM may have proxy voting responsibilities for investment companies and other clients for which it serves as investment adviser. With respect to client accounts that are sub-advised by an affiliated or unaffiliated investment adviser, DeAM may have proxy voting responsibilities, or such responsibilities may be delegated to the sub-adviser. Similarly, DeAM may have proxy voting responsibilities with respect to advisory client accounts for which it serves as investment sub-adviser.
III. POLICIES
1. Proxy voting activities are conducted in the best economic interest of clients
DeAM has adopted the following policies and procedures to ensure that proxies are voted in accordance with the best economic interest of its clients, as determined by DeAM in good faith after appropriate review.
2. The Proxy Voting Sub-Committee
The Proxy Voting Sub-Committee (the “PVSC”) is an internal working group established by DeAM’s Investment Risk Oversight Committee pursuant to a written charter. The PVSC is responsible for overseeing DeAM’s proxy voting activities, including:
(i) adopting, monitoring and updating guidelines, attached as Exhibit A (the “Guidelines”), that provide how DeAM will generally vote proxies pertaining to a comprehensive list of common proxy voting matters;
(ii) voting proxies where (A) the issues are not covered by specific client instruction or the Guidelines; (B) the Guidelines specify that the issues are to be determined on a case-by-case basis; or (C) where an exception to the Guidelines may be in the best economic interest of DeAM’s clients; and
(iii) monitoring the Proxy Vendor Oversight’s proxy voting activities (see below): DeAM’s Proxy Vendor Oversight, a function of DeAM’s Asset Management Operations Group, is responsible for coordinating with ISS to administer DeAM’s proxy voting process and for voting proxies in accordance with any specific client instructions or, if there are none, the Guidelines, and overseeing ISS’ proxy responsibilities in this regard.
3. Availability of Proxy Voting Policies and Procedures and proxy voting record

Copies of these Policies and Procedures, as they may be updated from time to time, are made available to clients as required by law and otherwise at DeAM’s discretion. Clients may also obtain information on how their proxies were voted by DeAM as required by law and otherwise at DeAM’s discretion; however, DeAM must not selectively disclose its investment company clients’ proxy voting records. The Proxy Vendor Oversight will make proxy voting reports available to advisory clients upon request. The investment companies’ proxy voting records will be disclosed to shareholders by means of publicly-available annual filings of each company’s proxy voting record for 12-month periods ended June 30 (see “Recordkeeping” below).
IV. PROCEDURES
The key aspects of DeAM’s proxy voting process are as follows:
1. The PVSC’s Proxy Voting Guidelines
The Guidelines set forth the PVSC’s standard voting positions on a comprehensive list of common proxy voting matters. The PVSC has developed, and continues to update the Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.
The PVSC will review the Guidelines as necessary to support the best economic interests of DeAM’s clients and, in any event, at least annually. The PVSC will make changes to the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of clients. Before changing the Guidelines, the PVSC will thoroughly review and evaluate the proposed change and the reasons therefor, and the PVSC Chair will ask PVSC members whether anyone outside of the DeAM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a DeAM advisory client has requested or attempted to influence the proposed change and whether any member has a conflict of interest with respect to the proposed change. If any such matter is reported to the PVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee (see below) and will defer the approval, if possible. Lastly, the PVSC will fully document its rationale for approving any change to the Guidelines.
The Guidelines may reflect a voting position that differs from the actual practices of the public company (ies) within the Deutsche Bank organization or of the investment companies for which DeAM or an affiliate serves as investment adviser or sponsor. Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. Further, the manner in which DeAM votes investment company proxies may differ from proposals for which a DeAM-advised or sponsored investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are generally voted in accordance with the pre-determined guidelines of ISS. See Section IV.3.B.
2. Specific proxy voting decisions made by the PVSC
The Proxy Vendor Oversight will refer to the PVSC all proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis.
Additionally, if, the Proxy Vendor Oversight, the PVSC Chair or any member of the PVSC, a portfolio manager, a research analyst or a sub-adviser believes that voting a particular proxy in accordance with the Guidelines may not be in the best economic interests of clients, that individual may bring the matter to the attention of the PVSC Chair and/or the Proxy Vendor Oversight.5
If the Proxy Vendor Oversight refers a proxy proposal to the PVSC or the PVSC determines that voting a particular proxy in accordance with the Guidelines is not in the best economic interests of clients, the PVSC will evaluate and vote the proxy, subject to the procedures below regarding conflicts.
The PVSC endeavors to hold meetings to decide how to vote particular proxies sufficiently before the voting deadline so that the procedures below regarding conflicts can be completed before the PVSC’s voting determination.
3. Certain proxy votes may not be cast
In some cases, the PVSC may determine that it is in the best economic interests of its clients not to vote certain proxies. For example, it is DeAM’s policy not to vote proxies of issuers subject to laws of those jurisdictions that impose restrictions upon selling shares after proxies are voted, in order to preserve liquidity. In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. For example, some jurisdictions do not provide adequate notice to shareholders so that proxies may be voted on a timely basis. Voting rights on securities that have been loaned to third-parties transfer to those third-parties, with loan termination often being the only way to attempt to vote

[5]	The Proxy Vendor Oversight generally monitors upcoming proxy solicitations for heightened attention from the press or the industry and for novel or unusual proposals or circumstances, which may prompt the Proxy Vendor Oversight to bring the solicitation to the attention of the PVSC Chair. DeAM portfolio managers, DeAM research analysts and sub-advisers also may bring a particular proxy vote to the attention of the PVSC Chair, as a result of their ongoing monitoring of portfolio securities held by advisory clients and/or their review of the periodic proxy voting record reports that the PVSC Chair distributes to DeAM portfolio managers and DeAM research analysts.

proxies on the loaned securities. Lastly, the PVSC may determine that the costs to the client(s) associated with voting a particular proxy or group of proxies outweighs the economic benefits expected from voting the proxy or group of proxies.
The Proxy Vendor Oversight will coordinate with the PVSC Chair regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.
4. Conflict of Interest Procedures
A. Procedures to Address Conflicts of Interest and Improper Influence
Overriding Principle. In the limited circumstances where the PVSC votes proxies,6 the PVSC will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of DeAM’s clients.7
Independence of the PVSC. As a matter of Compliance policy, the PVSC and the Proxy Vendor Oversight are structured to be independent from other parts of Deutsche Bank. Members of the PVSC and the employee responsible for Proxy Vendor Oversight are employees of DeAM. As such, they may not be subject to the supervision or control of any employees of Deutsche Bank Corporate and Investment Banking division (“CIB”). Their compensation cannot be based upon their contribution to any business activity outside of DeAM without prior approval of Legal and Compliance. They can have no contact with employees of Deutsche Bank outside of the Private Client and Asset Management division (“PCAM”) regarding specific clients, business matters or initiatives without the prior approval of Legal and Compliance. They furthermore may not discuss proxy votes with any person outside of DeAM (and within DeAM only on a need to know basis).
Conflict Review Procedures. There will be a committee (the “Conflicts of Interest Management Sub-Committee”) established within DeAM that will monitor for potential material conflicts of interest in connection with proxy proposals that are to be evaluated by the PVSC. Promptly upon a determination that a vote shall be presented to the PVSC, the PVSC Chair shall notify the Conflicts of Interest Management Sub-Committee. The Conflicts of Interest Management Sub-

[6]	As mentioned above, the PVSC votes proxies (i) where neither a specific client instruction nor a Guideline directs how the proxy should be voted, (ii) where the Guidelines specify that an issue is to be determined on a case by case basis or (iii) where voting in accordance with the Guidelines may not be in the best economic interests of clients.

[7]	The Proxy Vendor Oversight, who serves as the non-voting secretary of the PVSC, may receive routine calls from proxy solicitors and other parties interested in a particular proxy vote. Any contact that attempts to exert improper pressure or influence shall be reported to the Conflicts of Interest Management Sub-Committee.

Committee shall promptly collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if DeAM or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered “material” to the extent that a reasonable person could expect the conflict to influence, or appear to influence, the PVSC’s decision on the particular vote at issue.

The information considered by the Conflicts of Interest Management Sub-Committee may include without limitation information regarding (i) DeAM client relationships; (ii) any relevant personal conflict known by the Conflicts of Interest Management Sub-Committee or brought to the attention of that sub-committee; (iii) and any communications with members of the PVSC (or anyone participating or providing information to the PVSC) and any person outside of the DeAM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a DeAM advisory client regarding the vote at issue. In the context of any determination, the Conflicts of Interest Management Sub-Committee may consult with, and shall be entitled to rely upon, all applicable outside experts, including legal counsel.
Upon completion of the investigation, the Conflicts of Interest Management Sub-Committee will document its findings and conclusions. If the Conflicts of Interest Management Sub-Committee determines that (i) DeAM has a material conflict of interest that would prevent it from deciding how to vote the proxies concerned without further client consent or (ii) certain individuals should be recused from participating in the proxy vote at issue, the Conflicts of Interest Management Sub-Committee will so inform the PVSC chair.
If notified that DeAM has a material conflict of interest as described above, the PVSC chair will obtain instructions as to how the proxies should be voted either from (i) if time permits, the affected clients, or (ii) ISS. If notified that certain individuals should be recused from the proxy vote at issue, the PVSC Chair shall do so in accordance with the procedures set forth below.
Procedures to be followed by the PVSC. At the beginning of any discussion regarding how to vote any proxy, the PVSC Chair (or his or her delegate) will inquire as to whether any PVSC member (whether voting or ex officio) or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to the Conflicts of Interest Management Sub-Committee.
The PVSC Chair also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee outside of the DeAM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a DeAM advisory client, has: (i) requested that DeAM, the Proxy

Vendor Oversight (or any member thereof) or a PVSC member vote a particular proxy in a certain manner; (ii) attempted to influence DeAM, the Proxy Vendor Oversight(or any member thereof), a PVSC member or any other person in connection with proxy voting activities; or (iii) otherwise communicated with a PVSC member or any other person participating or providing information to the PVSC regarding the particular proxy vote at issue, and which incident has not yet been reported to the Conflicts of Interest Management Sub- Committee.
If any such incidents are reported to the PVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee and, if possible, will delay the vote until the Conflicts of Interest Management Sub-Committee can complete the conflicts report. If a delay is not possible, the Conflicts of Interest Management Sub-Committee will instruct the PVSC whether anyone should be recused from the proxy voting process, or whether DeAM should seek instructions as to how to vote the proxy at issue from ISS or, if time permits, affected clients. These inquiries and discussions will be properly reflected in the PVSC’s minutes.
Duty to Report. Any DeAM employee, including any PVSC member (whether voting or ex officio), that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of the DeAM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a DeAM advisory client to influence, how DeAM votes its proxies has a duty to disclose the existence of the situation to the PVSC Chair (or his or her designee) and the details of the matter to the Conflicts of Interest Management Sub-Committee. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.
Recusal of Members. The PVSC will recuse from participating in a specific proxy vote any PVSC members (whether voting or ex officio) and/or any other person who (i) are personally involved in a material conflict of interest; or (ii) who, as determined by the Conflicts of Interest Management Sub-Committee, have actual knowledge of a circumstance or fact that could affect their independent judgment, in respect of such vote. The PVSC will also exclude from consideration the views of any person (whether requested or volunteered) if the PVSC or any member thereof knows, or if the Conflicts of Interest Management Sub-Committee has determined, that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to influence the vote in any manner prohibited by these policies.
If, after excluding all relevant PVSC voting members pursuant to the paragraph above, there are three or more PVSC voting members remaining, those remaining PVSC members will determine how to vote the proxy in accordance with these Policies and Procedures. If there are fewer than three PVSC voting members remaining, the PVSC Chair will obtain instructions as to how to have the proxy voted from, if time permits, the affected clients and otherwise from ISS.

B. Investment Companies and Affiliated Public Companies
Investment Companies. As reflected in the Guidelines, all proxies solicited by open-end and closed-end investment companies are voted in accordance with the pre-determined guidelines of ISS, unless the investment company client directs DeAM to vote differently on a specific proxy or specific categories of proxies. However, regarding investment companies for which DeAM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders (i.e., “mirror” or “echo” voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.
Affiliated Public Companies. For proxies solicited by non-investment company issuers of or within the Deutsche Bank organization, e.g., Deutsche bank itself, these proxies will be voted in the same proportion as the vote of other shareholders (i.e., “mirror” or “echo” voting).
C. Other Procedures That Limit Conflicts of Interest
DeAM and other entities in the Deutsche Bank organization have adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including:
• Deutsche Bank Americas Restricted Activities Policy. This policy provides for, among other things, independence of DeAM employees from CIB, and information barriers between DeAM and other affiliates. Specifically, no DeAM employee may be subject to the supervision or control of any employee of CIB. No DeAM employee shall have his or her compensation based upon his or her contribution to any business activity within the Bank outside of the business of DeAM, without the prior approval of Legal or Compliance. Further, no employee of CIB shall have any input into the compensation of a DeAM employee without the prior approval of Legal or Compliance. Under the information barriers section of this policy, as a general rule, DeAM employees who are associated with the investment process should have no contact with employees of Deutsche Bank or its affiliates, outside of PCAM, regarding specific clients, business matters, or initiatives. Further, under no circumstances should proxy votes be discussed with any Deutsche Bank employee outside of DeAM (and should only be discussed on a need-to-know basis within DeAM).
• Deutsche Bank Americas Information Barriers for Sections 13 and 16, and Reg. M Policy. This policy establishes information barriers between Deutsche Bank employees from CIB, on the one hand, and Deutsche Bank employees from PCAM. The information barriers depend upon PCAM and CIB personnel adhering to the certain limitations. For example, PCAM and CIB personnel may not share between themselves non-public, proprietary or confidential information.

Further, PCAM and CIB personnel may not coordinate or seek to coordinate decision making with respect to particular securities transactions or groups of transactions, or with respect to the voting of particular securities. The policy also states that PCAM (particularly Deutsche Asset Management) and CIB do not employ common managing directors, officers and employees as a general policy matter, and imposes certain restrictions in the event that there are any such common directors, officers or employees Other relevant internal policies include the Deutsche Bank Americas Code of Professional Conduct, the Deutsche Bank Americas Confidential and Inside Information Policy, the Deutsche Asset Management Code of Ethics, the Sarbanes-Oxley Senior Officer Code of Ethics, and the Deutsche Bank Group Code of Conduct. The PVSC expects that these policies, procedures and internal controls will greatly reduce the chance that the PVSC (or, its members) would be involved in, aware of or influenced by, an actual or apparent conflict of interest.
V. RECORDKEEPING
DeAM will maintain a record of each vote cast by DeAM that includes among other things, company name, meeting date, proposals presented, vote cast and shares voted. In addition, the Proxy Vendor Oversight maintains records for each of the proxy ballots it votes. Specifically, the Department’s records include, but are not limited to:
• The proxy statement (and any additional solicitation materials) and relevant portions of annual statements.
• Any additional information considered in the voting process that may be obtained from an issuing company, its agents or proxy research firms.
• Analyst worksheets created for stock option plan and share increase analyses
• Proxy Edge print-screen of actual vote election.
In addition, DeAM will retain these Policies and Procedures and the Guidelines; will maintain records of client requests for proxy voting information; and will retain any documents the Proxy Vendor Oversight or the PVSC prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.
The PVSC also will create and maintain appropriate records documenting its compliance with these Policies and Procedures, including records of its deliberations and decisions regarding conflicts of interest and their resolution.
DeAM will maintain the above records in an easily accessible place for no less than six years from the end of the fiscal year during which the last entry was made on such record, the first three years in an appropriate DeAM office.
With respect to DeAM’s investment company clients, ISS will create and maintain records of each company’s proxy voting record for 12-month periods ended June 30. DeAM will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the company was entitled to vote:
• The name of the issuer of the portfolio security;
• The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);
• The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);
• The shareholder meeting date;
• A brief identification of the matter voted on;
• Whether the matter was proposed by the issuer or by a security holder; Whether the company cast its vote on the matter;
• How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
• Whether the company cast its vote for or against management.
VI. THE PVSC’S OVERSIGHT ROLE
In addition to adopting the Guidelines and making proxy voting decisions on matters referred to it as set forth above, the PVSC will monitor the proxy voting process by reviewing summary proxy information presented by ISS. The PVSC will use this review process to determine, among other things, whether any changes should be made to the Guidelines. This review will take place at least quarterly and will be documented in the PVSC’s minutes.
Attachment A — Proxy Voting Guidelines
Exhibit 1 — List of Other Advisers

Exhibit 1
List of Advisers Covered by these Policies and Procedures
Deutsche Asset Management Inc.
Deutsche Investment Management Americas Inc.
Investment Company Capital Corp.
Deutsche Asset Management International GMBH
DB Investment Managers, Inc.
Deutsche Investment Australia Limited
RREEF America
Deutsche Asset Management (Japan) Limited
Deutsche Asset Management (Asia) Limited
Deutsche Investment Trust Company Limited
DB Absolute Return Strategies Limited
Deutsche Bank Trust Company Americas
Deutsche Bank National Trust Company •
DWS Trust Company
RREEF Global Advisers Limited*
Deutsche Asset Management Hong Kong Limited*

•	Entity would act in accord with this Policy only on behalf of DeAM clients.

*	Registration in process as of February 28, 2006.

Attachment A
Deutsche Bank Americas
New York
Deutsche Asset Management
2006 U.S. Proxy Voting Guidelines
As Amended March 03, 2006

Effective Date:	May 5, 2003
Approver:	Theresa Gusman, as chairperson of
the Proxy Voting Sub-Committee
Owner:	DeAM Compliance
Functional Applicability:	Asset Management
Geographic Applicability:	U.S.
Last Reviewed Date:	March 29, 2005
Last Revision Date:	March 03, 2006
Next Review Date:	February 2006
Version:	4

I. BOARD OF DIRECTORS AND EXECUTIVES	1

A. Election of Directors	1
B. Classified Boards of Directors	1
C. Board and Committee Independence	1
D. Liability and Indemnification of Directors	2
E. Qualifications of Directors	2
F. Removal of Directors and Filling of Vacancies	2
G. Proposals to Fix the Size of the Board
H. PROPOSALS TO RESTRICT CHIEF EXECUTIVE OFFICER’S SERVICE ON MULTIPLE BOARDS
II. CAPITAL STRUCTURE	3

A. Authorization of Additional Shares	3
B. Authorization of “Blank Check” Preferred Stock	3
C. Stock Splits/Reverse Stock Splits	3
D. Dual Class/Supervoting Stock	3
E. Large Block Issuance	4
F. Recapitalization into a Single Class of Stock	4
G. Share Repurchases	4
H. Reductions in Par Value	4
III. CORPORATE GOVERNANCE ISSUES	4

A. Confidential Voting	4
B. Cumulative Voting	4
C. Supermajority Voting Requirements	5
D. Shareholder Right to Vote	5
IV. COMPENSATION	5

A. Executive and Director Stock Option Plans	6
B. Employee Stock Option/Purchase Plans	6
C. Golden Parachutes	7
D. Proposals to Limit Benefits or Executive Compensation	7
E. Option Expensing	7
V. ANTI-TAKEOVER RELATED ISSUES	7

A. Shareholder Rights Plans (“Poison Pills”)	7
B. Reincorporation	8
C. Fair-Price Proposals	8
D. Exemption from state takeover laws	8
E. Non-financial Effects of Takeover Bids	8
VI. MERGERS & ACQUISITIONS	8

VII. SOCIAL & POLITICAL ISSUES	9

A. Labor & Human Rights	9
B. Environmental Issues	9
C. Diversity & Equality	9
D. Health & Safety	10
E. Government/Military	10
F. Tobacco	11
VIII. MISCELLANEOUS ITEMS	11

A. Ratification of Auditors	11
B. Limitation of non-audit services provided by independent auditor	11
C. Audit firm rotation	11
D. Transaction of Other Business	12
E. Motions to Adjourn the Meeting	12
F. Bundled Proposals	12
G. Change of Company Name	12
H. Proposals Related to the Annual Meeting	12
I. Investment Company Proxies	12
J. International Proxy Voting	13

These Guidelines may reflect a voting position that differs from the actual practices of the public company (ies) within the Deutsche Bank organization or of the investment companies for which DeAM or an affiliate serves as investment adviser or sponsor.
I. Board of Directors and Executives
A. Election of Directors
Routine: DeAM Policy is to vote “for” the uncontested election of directors. Votes for a director in an uncontested election will be withheld in cases where a director has shown an inability to perform his/her duties in the best interests of the shareholders.
Proxy contest: In a proxy contest involving election of directors, a case-by-case voting decision will be made based upon analysis of the issues involved and the merits of the incumbent and dissident slates of directors. DeAM will incorporate the decisions of a third party proxy research vendor, currently, Institutional Shareholder Services (“ISS”) subject to review by the Proxy Voting Sub-Committee (PVSC) as set forth in the Deutsche Asset Management (DeAM)’s Proxy Voting Policies and Procedures.
Rationale: The large majority of corporate directors fulfill their fiduciary obligation and in most cases support for management’s nominees is warranted. As the issues relevant to a contested election differ in each instance, those cases must be addressed as they arise.
B. Classified Boards of Directors
DeAM policy is to vote against proposals to classify the board and for proposals to repeal classified boards and elect directors annually.
Rationale: Directors should be held accountable on an annual basis. By entrenching the incumbent board, a classified board may be used as an anti-takeover device to the detriment of the shareholders in a hostile take-over situation.
C. Board and Committee Independence
DeAM policy is to vote:
1. “For” proposals that require that a certain percentage (majority up to 66 2/3%) of members of a board of directors be comprised of independent or unaffiliated directors.
2. “For” proposals that require all members of a company’s compensation, audit, nominating, or other similar committees be comprised of independent or unaffiliated directors.
3. “Against” shareholder proposals to require the addition of special interest, or constituency, representatives to boards of directors.
4. “For” separation of the Chairman and CEO positions.
5. “Against” proposals that require a company to appoint a Chairman who is an independent director.
Rationale: Board independence is a cornerstone of effective governance and accountability. A board that is sufficiently independent from management assures that shareholders’ interests are adequately represented. However, the Chairman of the board must have sufficient involvement in and experience with the operations of the company to perform the functions required of that position and lead the company.
D. Liability and Indemnification of Directors
DeAM policy is to vote “for” management proposals to limit directors’ liability and to broaden the indemnification of directors, unless broader indemnification or limitations on directors’ liability would affect shareholders’ interests in pending litigation.
Rationale: While shareholders want directors and officers to be responsible for their actions, it is not in the best interests of the shareholders for them to be to risk averse. If the risk of personal liability is too great, companies may not be able to find capable directors willing to serve. We support expanding liability only for actions taken in good faith and not for serious violations of fiduciary obligation or negligence.
E. Qualifications of Directors
DeAM policy is to follow management’s recommended vote on either management or shareholder proposals that set retirement ages for directors or require specific levels of stock ownership by directors.
Rationale: As a general rule, the board of directors, and not the shareholders, is most qualified to establish qualification policies.
F. Removal of Directors and Filling of Vacancies
DeAM policy is to vote “against” proposals that include provisions that directors may be removed only for cause or proposals that include provisions that only continuing directors may fill board vacancies.
Rationale: Differing state statutes permit removal of directors with or without cause. Removal of directors for cause usually requires proof of self-dealing, fraud or misappropriation of corporate assets, limiting shareholders’ ability to remove directors except under extreme circumstances. Removal without cause requires no such showing.
Allowing only incumbent directors to fill vacancies can serve as an anti-takeover device, precluding shareholders from filling the board until the next regular election.
G. Proposals to Fix the Size of the Board
DeAM policy is to vote:
1. “For” proposals to fix the size of the board unless: (a) no specific reason for the proposed change is given; or (b) the proposal is part of a package of takeover defenses.
2. “Against” proposals allowing management to fix the size of the board without shareholder approval.
Rationale: Absent danger of anti-takeover use, companies should be granted a reasonable amount of flexibility in fixing the size of its board.

H. Proposals to Restrict Chief Executive Officer’s Service on Multiple Boards
DeAM policy is to vote “For” proposals to restrict a Chief Executive Officer from serving on more than three outside boards of directors.
Rationale: Chief Executive Officer must have sufficient time to ensure that shareholders’ interests are represented adequately.
II. Capital Structure
A. Authorization of Additional Shares
DeAM policy is to vote “for” proposals to increase the authorization of existing classes of stock that do not exceed a 3:1 ratio of shares authorized to shares outstanding for a large cap company, and do not exceed a 4:1 ratio of shares authorized to shares outstanding for a small-midcap company (companies having a market capitalization under one billion U.S. dollars.).
Rationale: While companies need an adequate number of shares in order to carry on business, increases requested for general financial flexibility must be limited to protect shareholders from their potential use as an anti-takeover device. Requested increases for specifically designated, reasonable business purposes (stock split, merger, etc.) will be considered in light of those purposes and the number of shares required.
B. Authorization of “Blank Check” Preferred Stock
DeAM policy is to vote:
1. “Against” proposals to create blank check preferred stock or to increase the number of authorized shares of blank check preferred stock unless the company expressly states that the stock will not be used for anti-takeover purposes and will not be issued without shareholder approval.
2. “For” proposals mandating shareholder approval of blank check stock placement.
Rationale: Shareholders should be permitted to monitor the issuance of classes of preferred stock in which the board of directors is given unfettered discretion to set voting, dividend, conversion and other rights for the shares issued.
C. Stock Splits/Reverse Stock Splits
DeAM policy is to vote “for” stock splits if a legitimate business purpose is set forth and the split is in the shareholders’ best interests. A vote is cast “for” a reverse stock split only if the number of shares authorized is reduced in the same proportion as the reverse split or if the effective increase in authorized shares (relative to outstanding shares) complies with the proxy guidelines for common stock increases (see, Section II.A, above.)
Rationale: Generally, stock splits do not detrimentally affect shareholders. Reverse stock splits, however, may have the same result as an increase in authorized shares and should be analyzed accordingly.
D. Dual Class/Supervoting Stock
DeAM policy is to vote “against” proposals to create or authorize additional shares of super-voting stock or stock with unequal voting rights.

Rationale: The “one share, one vote” principal ensures that no shareholder maintains a voting interest exceeding their equity interest in the company.
E. Large Block Issuance
DeAM policy is to address large block issuances of stock on a case-by-case basis, incorporating the recommendation of an independent third party proxy research firm (currently ISS) subject to review by the PVSC as set forth in DeAM’s Proxy Policies and Procedures.
Additionally, DeAM supports proposals requiring shareholder approval of large block issuances.
Rationale: Stock issuances must be reviewed in light of the business circumstances leading to the request and the potential impact on shareholder value.
F. Recapitalization into a Single Class of Stock
DeAM policy is to vote “for” recapitalization plans to provide for a single class of common stock, provided the terms are fair, with no class of stock being unduly disadvantaged.
Rationale: Consolidation of multiple classes of stock is a business decision that may be left to the board and/management if there is no adverse effect on shareholders.
G. Share Repurchases
DeAM policy is to vote “for” share repurchase plans provided all shareholders are able to participate on equal terms.
Rationale: Buybacks are generally considered beneficial to shareholders because they tend to increase returns to the remaining shareholders.
H. Reductions in Par Value
DeAM policy is to vote “for” proposals to reduce par value, provided a legitimate business purpose is stated (e.g., the reduction of corporate tax responsibility.)
Rationale: Usually, adjustments to par value are a routine financial decision with no substantial impact on shareholders.
III. Corporate Governance Issues
A. Confidential Voting
DeAM policy is to vote “for” proposals to provide for confidential voting and independent tabulation of voting results and to vote “against” proposals to repeal such provisions.
Rationale: Confidential voting protects the privacy rights of all shareholders. This is particularly important for employee-shareholders or shareholders with business or other affiliations with the company, who may be vulnerable to coercion or retaliation when opposing management. Confidential voting does not interfere with the ability of corporations to communicate with all shareholders, nor does it prohibit shareholders from making their views known directly to management.

B. Cumulative Voting
DeAM policy is to vote “for” shareholder proposals requesting cumulative voting and “against” management proposals to eliminate it. However, the protections afforded shareholders by cumulative voting are not necessary when a company has a history of good performance and does not have a concentrated ownership interest. Accordingly, a vote is cast “for” cumulative voting and “against” proposals to eliminate it unless:
a) The company has a five year return on investment greater than the relevant industry index,
b) All directors and executive officers as a group beneficially own less than 10% of the outstanding stock, and
c) No shareholder (or voting block) beneficially owns 15% or more of the company.
Thus, failure of any one of the three criteria results in a vote for cumulative voting in accordance with the general policy.
Rationale: Cumulative voting is a tool that should be used to ensure that holders of a significant number of shares may have board representation; however, the presence of other safeguards may make their use unnecessary.
C. Supermajority Voting Requirements
DeAM policy is to vote “against” management proposals to require a supermajority vote to amend the charter or bylaws and to vote “for” shareholder proposals to modify or rescind existing supermajority requirements.
*Exception made when company holds a controlling position and seeks to lower threshold to maintain control and/or make changes to corporate by-laws.
Rationale: Supermajority voting provisions violate the democratic principle that a simple majority should carry the vote. Setting supermajority requirements may make it difficult or impossible for shareholders to remove egregious by-law or charter provisions. Occasionally, a company with a significant insider held position might attempt to lower a supermajority threshold to make it easier for management to approve provisions that may be detrimental to shareholders. In that case, it may not be in the shareholders interests to lower the supermajority provision.
D. Shareholder Right to Vote
DeAM policy is to vote “against” proposals that restrict the right of shareholders to call special meetings, amend the bylaws, or act by written consent. Policy is to vote “for” proposals that remove such restrictions.
Rationale: Any reasonable means whereby shareholders can make their views known to management or affect the governance process should be supported.
IV. Compensation
Annual Incentive Plans or Bonus Plans are often submitted to shareholders for approval. These plans typically award cash to executives based on company performance. Deutsche Bank believes that the responsibility for executive compensation decisions rest with the board of directors and/or the compensation committee, and its policy is not to second-guess the board’s award of cash compensation amounts to executives unless a particular award or series of awards is deemed excessive. If stock options are awarded as part of these bonus or incentive plans, the provisions must meet Deutsche Bank’s criteria regarding stock option plans, or similar stock-based incentive compensation schemes, as set forth below.
A. Executive and Director Stock Option Plans
DeAM policy is to vote “for” stock option plans that meet the following criteria:
(1) The resulting dilution of existing shares is less than (a) 15 percent of outstanding shares for large capital corporations or (b) 20 percent of outstanding shares for small-mid capital companies (companies having a market capitalization under one billion U.S. dollars.)
(2) The transfer of equity resulting from granting options at less than FMV is no greater than 3% of the over-all market capitalization of large capital corporations, or 5% of market cap for small-mid capital companies.
(3) The plan does not contain express repricing provisions and, in the absence of an express statement that options will not be repriced; the company does not have a history of repricing options.
(4) The plan does not grant options on super-voting stock.
DeAM will support performance-based option proposals as long as a) they do not mandate that all options granted by the company must be performance based, and b) only certain high-level executives are subject to receive the performance based options.
DeAM will support proposals to eliminate the payment of outside director pensions.
Rationale: Determining the cost to the company and to shareholders of stock-based incentive plans raises significant issues not encountered with cash-based compensation plans. These include the potential dilution of existing shareholders’ voting power, the transfer of equity out of the company resulting from the grant and execution of options at less than FMV and the authority to reprice or replace underwater options. Our stock option plan analysis model seeks to allow reasonable levels of flexibility for a company yet still protect shareholders from the negative impact of excessive stock compensation. Acknowledging that small mid-capital corporations often rely more heavily on stock option plans as their main source of executive compensation and may not be able to compete with their large capital competitors with cash compensation, we provide slightly more flexibility for those companies.
B. Employee Stock Option/Purchase Plans
DeAM policy is to vote for employee stock purchase plans (ESPP’s) when the plan complies with Internal Revenue Code 423, allowing non-management employees to purchase stock at 85% of FMV.
DeAM policy is to vote “for” employee stock option plans (ESOPs) provided they meet the standards for stock option plans in general. However, when computing dilution and transfer of equity, ESOPs are considered independently from executive and director option plans.

Rationale: ESOPs and ESPP’s encourage rank-and-file employees to acquire an ownership stake in the companies they work for and have been shown to promote employee loyalty and improve productivity.
C. Golden Parachutes
DeAM policy is to vote “for” proposals to require shareholder approval of golden parachutes and for proposals that would limit golden parachutes to no more than three times base compensation. Policy is to vote “against” more restrictive shareholder proposals to limit golden parachutes.
Rationale: In setting a reasonable limitation, DeAM considers that an effective parachute should be less attractive than continued employment and that the IRS has opined that amounts greater than three times annual salary, are excessive.
D. Proposals to Limit Benefits or Executive Compensation
DeAM policy is to vote “against”
1. Proposals to limit benefits, pensions or compensation and
2. Proposals that request or require disclosure of executive compensation greater than the disclosure required by Securities and Exchange Commission (SEC) regulations.
Rationale: Levels of compensation and benefits are generally considered to be day-to-day operations of the company, and are best left unrestricted by arbitrary limitations proposed by shareholders.
E. Option Expensing
DeAM policy is to support proposals requesting companies to expense stock options.
Rationale: Although companies can choose to expense options voluntarily, the Financial Accounting Standards Board (FASB) does not yet require it, instead allowing companies to disclose the theoretical value of options as a footnote. Because the expensing of stock options lowers earnings, most companies elect not to do so. Given the fact that options have become an integral component of compensation and their exercise results in a transfer of shareholder value, DeAM agrees that their value should not be ignored and treated as “no cost” compensation. The expensing of stock options would promote more modest and appropriate use of stock options in executive compensation plans and present a more accurate picture of company operational earnings.
V. Anti-Takeover Related Issues
A. Shareholder Rights Plans (“Poison Pills”)
DeAM policy is to vote “for” proposals to require shareholder ratification of poison pills or that request boards to redeem poison pills, and to vote “against” the adoption of poison pills if they are submitted for shareholder ratification.
Rationale: Poison pills are the most prevalent form of corporate takeover defenses and can be (and usually are) adopted without shareholder review or consent. The potential cost of poison pills to shareholders during an attempted takeover outweighs the benefits.

B. Reincorporation
DeAM policy is to examine reincorporation proposals on a case-by-case basis. The voting decision is based on: (1) differences in state law between the existing state of incorporation and the proposed state of incorporation; and (2) differences between the existing and the proposed charter/bylaws/articles of incorporation and their effect on shareholder rights. If changes resulting from the proposed reincorporation violate the corporate governance principles set forth in these guidelines, the reincorporation will be deemed contrary to shareholder’s interests and a vote cast “against.”
Rationale: Reincorporations can be properly analyzed only by looking at the advantages and disadvantages to their shareholders. Care must be taken that anti-takeover protection is not the sole or primary result of a proposed change.
C. Fair-Price Proposals
DeAM policy is to vote “for” management fair-price proposals, provided that: (1) the proposal applies only to two-tier offers; (2) the proposal sets an objective fair-price test based on the highest price that the acquirer has paid for a company’s shares; (3) the supermajority requirement for bids that fail the fair-price test is no higher than two-thirds of the outstanding shares; (4) the proposal contains no other anti-takeover provisions or provisions that restrict shareholders rights.
A vote is cast for shareholder proposals that would modify or repeal existing fair-price requirements that do not meet these standards.
Rationale: While fair price provisions may be used as anti-takeover devices, if adequate provisions are included, they provide some protection to shareholders who have some say in their application and the ability to reject those protections if desired.
D. Exemption from state takeover laws
DeAM policy is to vote “for” shareholder proposals to opt out of state takeover laws and to vote “against” management proposals requesting to opt out of state takeover laws.
Rationale: Control share statutes, enacted at the state level, may harm long-term share value by entrenching management. They also unfairly deny certain shares their inherent voting rights.
E. Non-financial Effects of Takeover Bids
Policy is to vote “against” shareholder proposals to require consideration of non-financial effects of merger or acquisition proposals.
Rationale: Non-financial effects may often be subjective and are secondary to DeAM’s stated purpose of acting in its client’s best economic interest.
VI. Mergers & Acquisitions
Evaluation of mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) are performed on a case-by-case basis incorporating information from an independent proxy research source (currently ISS.) Additional resources including portfolio management and research analysts may be considered as set forth in DeAM’s Policies and Procedures.
VII. Social & Political Issues
With increasing frequency, shareholder proposals are submitted relating to social and political responsibility issues. Almost universally, the company management will recommend a vote “against” these proposals. These types of proposals cover an extremely wide range of issues. Many of the issues tend to be controversial and are subject to more than one reasonable, yet opposing, theory of support. More so than with other types of proxy proposals, social and political responsibility issues may not have a connection to the economic and corporate governance principles affecting shareholders’ interests. DeAM’s policy regarding social and political responsibility issues, as with any other issue, is designed to protect our client shareholders’ economic interests.
Occasionally, a distinction is made between a shareholder proposal requesting direct action on behalf of the board and a request for a report on (or disclosure of) some information. In order to avoid unduly burdening any company with reporting requirements, DeAM’s policy is to vote against shareholder proposals that demand additional disclosure or reporting than is required by the Securities and Exchange Commission unless it appears there is a legitimate issue and the company has not adequately addressed shareholders’ concerns.
A. Labor & Human Rights
DeAM policy is to vote “against” adopting global codes of conduct or workplace standards exceeding those mandated by law.
Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies
B. Environmental Issues
DeAM policy is to vote “against” the adoption of the CERES Principles or other similar environmental mandates (e.g., those relating to Greenhouse gas emissions or the use of nuclear power).
Rationale: Environmental issues are extensively regulated by outside agencies and compliance with additional requirements often involves significant cost to companies.
C. Diversity & Equality
1. DeAM policy is to vote “against” shareholder proposals to force equal employment opportunity, affirmative action or board diversity.

Rationale: Compliance with State and Federal legislation along with information made available through filings with the EEOC provides sufficient assurance that companies act responsibly and make information public.
2. DeAM policy is also to vote “against” proposals to adopt the Mac Bride Principles. The Mac Bride Principles promote fair employment, specifically regarding religious discrimination.
Rationale: Compliance with the Fair Employment Act of 1989 makes adoption of the Mac Bride Principles redundant. Their adoption could potentially lead to charges of reverse discrimination.
D. Health & Safety
1. DeAM policy is to vote “against” adopting a pharmaceutical price restraint policy or reporting pricing policy changes.
Rationale: Pricing is an integral part of business for pharmaceutical companies and should not be dictated by shareholders (particularly pursuant to an arbitrary formula.) Disclosing pricing policies may also jeopardize a company’s competitive position in the marketplace.
2. DeAM policy is to vote “against” shareholder proposals to control the use or labeling of and reporting on genetically engineered products.
Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies.
E. Government/Military
1. DeAM policy is to vote against shareholder proposals regarding the production or sale of military arms or nuclear or space-based weapons, including proposals seeking to dictate a company’s interaction with a particular foreign country or agency.
Rationale: Generally, management is in a better position to determine what products or industries a company can and should participate in. Regulation of the production or distribution of military supplies is, or should be, a matter of government policy.
2. DeAM policy is to vote “against” shareholder proposals regarding political contributions and donations.
Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.
3. DeAM policy is to vote “against” shareholder proposals regarding charitable contributions and donations.

Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.
F. Tobacco
1. DeAM policy is to vote “against” shareholder proposals requesting additional standards or reporting requirements for tobacco companies as well as “against” requesting companies to report on the intentional manipulation of nicotine content.
Rationale: Where a tobacco company’s actions meet the requirements of legal and industry standards, imposing additional burdens may detrimentally affect a company’s ability to compete. The disclosure of nicotine content information could affect the company’s rights in any pending or future litigation.
4. Shareholder requests to spin-off or restructure tobacco businesses will be opposed.
Rationale: These decisions are more appropriately left to the Board and management, and not to shareholder mandate.
VIII. Miscellaneous Items
A. Ratification of Auditors
DeAM policy is to vote “for” a) the management recommended selection of auditors and b) proposals to require shareholder approval of auditors.
Rationale: Absent evidence that auditors have not performed their duties adequately, support for management’s nomination is warranted.
B. Limitation of non-audit services provided by independent auditor
DeAM policy is to support proposals limiting non-audit fees to 50% of the aggregate annual fees earned by the firm retained as a company’s independent auditor.
Rationale: In the wake of financial reporting problems and alleged audit failures at a number of companies, DeAM supports the general principle that companies should retain separate firms for audit and consulting services to avoid potential conflicts of interest. However, given the protections afforded by the recently enacted Sarbanes-Oxley Act of 2002 (which requires Audit Committee pre-approval for non-audit services and prohibits auditors from providing specific types of services), and the fact that some non-audit services are legitimate audit-related services, complete separation of audit and consulting fees may not be warranted. A reasonable limitation is appropriate to help ensure auditor independence and it is reasonable to expect that audit fees exceed non-audit fees.
C. Audit firm rotation
DeAM policy is to support proposals seeking audit firm rotation unless the rotation period sought is less than five years.

Rationale: While the Sarbanes-Oxley Act mandates that the lead audit partner be switched every five years, DeAM believes that rotation of the actual audit firm would provide an even stronger system of checks and balances on the audit function.
D. Transaction of Other Business
DeAM policy is to vote against “transaction of other business” proposals.
Rationale: This is a routine item to allow shareholders to raise other issues and discuss them at the meeting. As the nature of these issues may not be disclosed prior to the meeting, we recommend a vote against these proposals. This protects shareholders voting by proxy (and not physically present at a meeting) from having action taken at the meeting that they did not receive proper notification of or sufficient opportunity to consider.
E. Motions to Adjourn the Meeting
DeAM Policy is to vote against proposals to adjourn the meeting.
Rationale: Management may seek authority to adjourn the meeting if a favorable outcome is not secured. Shareholders should already have had enough information to make a decision. Once votes have been cast, there is no justification for management to continue spending time and money to press shareholders for support.
F. Bundled Proposals
DeAM policy is to vote against bundled proposals if any bundled issue would require a vote against it if proposed individually.
Rationale: Shareholders should not be forced to “take the good with the bad” in cases where the proposals could reasonably have been submitted separately.
G. Change of Company Name
DeAM policy is to support management on proposals to change the company name.
Rationale: This is generally considered a business decision for a company.
H. Proposals Related to the Annual Meeting
DeAM Policy is to vote in favor of management for proposals related to the conduct of the annual meeting (meeting time, place, etc.)
Rationale: These are considered routine administrative proposals.
I. Investment Company Proxies
Proxies solicited by investment companies are voted in accordance with the recommendations of an independent third party, currently ISS. However, regarding investment companies for which DeAM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders. Proxies solicited by master funds from feeder funds will be voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. For example, DeAM could vote “for” staggered boards of closed-end investment companies, although DeAM generally votes “against” staggered boards for operating companies. Further, the manner in which DeAM votes investment company proxies may differ from proposals for which a DeAM-advised investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are voted in accordance with the pre-determined guidelines of an independent third-party.
J. International Proxy Voting
The above guidelines pertain to issuers organized in the United States or Canada. Proxies solicited by other issuers are voted in accordance with the recommendations of an independent third party, currently ISS.

DIMENSIONAL FUND ADVISORS LP PROXY VOTING POLICY SUMMARY
     Dimensional Fund Advisors LP (“Dimensional”) has adopted Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”), which Dimensional will apply to the Fund(s) sub-advised by Dimensional. The Voting Guidelines have been developed by Institutional Shareholder Services, an independent third party service provider (“ISS”), except with respect to certain matters for which Dimensional has modified the standard ISS voting guidelines. A concise summary of the Voting Guidelines is provided below under the heading “Dimensional Voting Guidelines Summary.”
     The Investment Committee at Dimensional is generally responsible for overseeing Dimensional’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of Dimensional and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of Dimensional to vote proxies on behalf of the Funds, including all authorized traders of Dimensional .
     Dimensional votes (or refrains from voting) proxies in a manner consistent with the best interests of the Funds as understood by Dimensional at the time of the vote. Generally, Dimensional analyzes proxy statements on behalf of the Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that Dimensional receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for Dimensional to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for Dimensional during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Funds, and the interests of Dimensional or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, Dimensional , prior to voting, will fully disclose the conflict to the Board of Directors/Trustees of the applicable Fund, or an authorized committee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.
     Dimensional will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, Dimensional reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, Dimensional believes that the best interests of the Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, Dimensional will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that Dimensional believes would be in the best interests of the Fund.
     Dimensional votes (or refrains from voting) proxies in a manner that Dimensional determines is in the best interests of a Fund and which seeks to maximize the value of that Fund’s investments. In some cases, Dimensional may determine that it is in the best interests of a Fund to refrain from exercising proxy voting rights. Dimensional may determine that voting is not in the best interest of a Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of Dimensional , exceed the expected benefits of voting. For securities on loan, Dimensional will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is Dimensional ’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Dimensional recalling loaned securities in order to ensure they are voted. Dimensional does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Fund’s investment and that it is in the Fund’s best interests to do so. In cases where Dimensional does not receive a solicitation or enough information within a sufficient time (as reasonably determined by Dimensional ) prior to the proxy-voting deadline, Dimensional may be unable to vote.
     With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. Dimensional does not vote proxies of non-U.S. companies if Dimensional determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Fund associated with voting. Dimensional determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of companies in a country. Dimensional periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect Dimensional ’s decision of whether or not to vote. In the event Dimensional is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, Dimensional will make every reasonable effort to vote such proxies.
     Dimensional has retained ISS to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Funds; and provides reports concerning the proxies voted. Although Dimensional may consider the recommendations of ISS on proxy issues, Dimensional remains ultimately responsible for all proxy voting decisions.

DIMENSIONAL VOTING GUIDELINES SUMMARY
U.S. Proxy Voting
The following is a concise summary of the Voting Guidelines for voting U.S. proxies.
1. AUDITORS
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“other” fees) are excessive.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of audit committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
2. BOARD OF DIRECTORS
Voting on Director Nominees in Uncontested Elections
Vote AGAINST or WITHHOLD from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse;

•	Sit on more than six public company boards; *

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.
Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•	The company’s proxy indicates that not all directors attended 75 percent of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•	The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

*	Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•	The company is a Russell 3000 company that underperformed its industry group (GICS group) under ISS’ “Performance Test for Directors” policy;

•	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election—any or all appropriate nominees (except new) may be held accountable.
Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.
Vote AGAINST or WITHHOLD from the members of the audit committee if:
•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	Poor accounting practices are identified which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote AGAINST or WITHHOLD from the members of the compensation committee if:
•	There is a negative correlation between the chief executive’s pay and company performance;

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn-rate commitment made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

•	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
Classification/Declassification of the Board
Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.
Cumulative Voting
Generally vote AGAINST proposals to eliminate cumulative voting. Generally vote FOR proposals to restore or provide for cumulative voting unless:
•	The company has proxy access or a similar structure to allow shareholders to nominate directors to the company’s ballot; and

•	The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.
Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50 percent).

Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all the following:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
—	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

—	serves as liaison between the chairman and the independent directors;

—	approves information sent to the board;

—	approves meeting agendas for the board;

—	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

—	has the authority to call meetings of the independent directors;

—	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	The company publicly discloses a comparison of the duties of its independent lead director and its chairman;

•	The company publicly discloses a sufficient explanation of why it chooses not to give the position of chairman to the independent lead director, and instead combine the chairman and CEO positions;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	The company should not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns*, unless there has been a change in the Chairman/CEO position within that time; and

•	The company does not have any problematic governance issues.
Vote FOR the proposal if the company does not provide disclosure with respect to any or all of the bullet points above. If disclosure is provided, evaluate on a CASE-BY-CASE basis.

*	The industry peer group used for this evaluation is the average of the 12 companies in the same six-digit GICS group that are closest in revenue to the company. To fail, the company must underperform its index and industry group on all four measures (one- and three-year on industry peers and index).

Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.
Open Access
Vote shareholder proposals asking for open or proxy access on a CASE-BY-CASE basis, taking into account:
•	The ownership threshold proposed in the resolution;

•	The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.
3. PROXY CONTESTS
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50 percent of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.
4. TAKEOVER DEFENSES
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
Vote FOR shareholder proposals calling for poison pills to be put to a vote within a year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting, or seek a written consent to vote on rescinding the pill.
Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.
5. MERGERS AND CORPORATE RESTRUCTURINGS
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The aggregate CIC figure may be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
6. STATE OF INCORPORATION
Reincorporation Proposals
Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including:
•	The reasons for reincorporating;

•	A comparison of the governance provisions;

•	Comparative economic benefits; and

•	A comparison of the jurisdictional laws.
7. CAPITAL STRUCTURE
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:
•	Rationale;

•	Good performance with respect to peers and index on a five-year total shareholder return basis;

•	Absence of non-shareholder approved poison pill;

•	Reasonable equity compensation burn rate;

•	No non-shareholder approved pay plans; and

•	Absence of egregious equity compensation practices.
Dual-Class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders;

•	It is not designed to preserve the voting power of an insider or significant shareholder.
Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).
Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), and AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense), and FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.
8. EXECUTIVE AND DIRECTOR COMPENSATION
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.
Poor Pay Practices
Vote AGAINST or WITHHOLD from compensation committee members, the CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices. The following practices, while not exhaustive, are examples of poor compensation practices:
•	Egregious employment contracts (e.g., multi-year guarantees for salary increases, bonuses, and equity compensation);

•	Excessive perks (overly generous cost and/or reimbursement of taxes for personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, and/or other excessive arrangements relative to base salary);

•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure (e.g., performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance);

•	Egregious pension/SERP (supplemental executive retirement plan) payouts (inclusion of additional years of service not worked that result in significant payouts, or inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package (e.g., excessive “make whole” provisions);

•	Excessive severance and/or change-in-control provisions: Inclusion of excessive change-in-control or severance payments, especially those with a multiple in excess of 3X cash pay;
—	Severance paid for a “performance termination,” (i.e., due to the executive’s failure to perform job functions at the appropriate level);

—	Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered);

—	Perquisites for former executives such as car allowances, personal use of corporate aircraft, or other inappropriate arrangements;
•	Poor disclosure practices, (unclear explanation of how the CEO is involved in the pay setting process, retrospective performance targets and methodology not discussed, or methodology for benchmarking practices and/or peer group not disclosed and explained);

•	Internal pay disparity (e.g., excessive differential between CEO total pay and that of next highest-paid named executive officer);

•	Other excessive compensation payouts or poor pay practices at the company.
Director Compensation
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:
—	A minimum vesting of three years for stock options or restricted stock; or

—	Deferred stock payable at the end of a three-year deferral period.
•	Mix between cash and equity:
—	A balanced mix of cash and equity, for example 40 percent cash/60 percent equity or 50 percent cash/50 percent equity; or

—	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
•	No retirement/benefits and perquisites provided to non-employee directors; and

•	Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.
Employee Stock Purchase Plans—Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.
Vote AGAINST qualified employee stock purchase plans where any of the following apply:
•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than 10 percent of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
Options Backdating
In cases where a company has practiced options backdating, vote AGAINST or WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. Vote AGAINST or WITHHOLD from the compensation committee members who oversaw the questionable options practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:
•	Reason and motive for the options backdating issue (inadvertent vs. deliberate grant date changes);

•	Length of time of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.
Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, considering:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s three-year average burn rate. In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Stock Plans in Lieu of Cash
Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock, and on plans that do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation. Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.
Transfer Programs of Stock Options
Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.
Vote CASE-BY-CASE on one-time transfers. Vote FOR if:
•	Executive officers and non-employee directors are excluded from participating;

•	Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.
Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.
Vote AGAINST equity plan proposals if the details of ongoing Transfer of Stock Options programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:
•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Transfer value to third-party financial institution, employees and the company.
Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.
Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
Compensation Consultants—Disclosure of Board or Company’s Utilization
Generally vote FOR shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
Disclosure/Setting Levels or Types of Compensation for Executives and Directors
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.
Pay for Superior Performance
Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company’s compensation plan for senior executives. The proposal should have the following principles:
•	Sets compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

•	Delivers a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•	Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•	Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.
Consider the following factors in evaluating this proposal:
•	What aspects of the company’s annual and long-term equity incentive programs are performance-driven?

•	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?
Performance-Based Awards
Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
•	First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.
•	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.
In general, vote FOR the shareholder proposal if the company does not meet both of these two requirements.
Pre-Arranged Trading Plans (10b5-1 Plans)
Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:
•	Adoption, amendment, or termination of a 10b5-1 plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 plan must be handled by a broker who does not handle other securities transactions for the executive.
Recoup Bonuses
Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation, taking into consideration:
•	If the company has adopted a formal recoupment bonus policy; or

•	If the company has chronic restatement history or material financial problems.

Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:
•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the change of control);

•	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.
Supplemental Executive Retirement Plans (SERPs)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.
9. CORPORATE SOCIAL RESPONSIBILITY (CSR) ISSUES
Consumer Lending
Vote CASE-BY CASE on requests for reports on the company’s lending guidelines and procedures, including the establishment of a board committee for oversight, taking into account:
•	Whether the company has adequately disclosed mechanisms to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of the lending products in question;

•	Whether the company has been subject to violations of lending laws or serious lending controversies;

•	Peer companies’ policies to prevent abusive lending practices.
Pharmaceutical Pricing
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:
•	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.
Product Safety and Toxic Materials
Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic materials and/or product safety in its supply chain, unless:
•	The company already discloses similar information through existing reports or policies such as a supplier code of conduct and/or a sustainability report;

•	The company has formally committed to the implementation of a toxic materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•	The company has not been recently involved in relevant significant controversies or violations.
Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phaseout of certain toxic chemicals and/or evaluate and disclose the financial and legal risks associated with utilizing certain chemicals, considering:
•	Current regulations in the markets in which the company operates;

•	Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and

•	The current level of disclosure on this topic.

Climate Change
In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:
•	The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

•	The company’s level of disclosure is comparable to or better than information provided by industry peers; and

•	There are no significant fines, penalties, or litigation associated with the company’s environmental performance.
Greenhouse Gas Emissions
Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines, or litigation resulting from greenhouse gas emissions.
Political Contributions and Trade Associations Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	The company is in compliance with laws governing corporate political activities; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders. Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:
•	The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Non-U.S. Proxy Voting
The following is a concise summary of the Voting Guidelines for voting non-U.S. proxies.
1. OPERATIONAL ITEMS
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
2. BOARD OF DIRECTORS
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

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•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
ISS Classification of Directors – International Policy 2008

Executive Director
•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]
Independent NED
•	No material[5] connection, either directly or indirectly, to the company other than a board seat.
Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

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Footnotes:

[1]	“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]	If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]	For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]	For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Discharge of Board and Management
Vote FOR discharge of the board and management, unless:
•	There are serious questions about actions of the board or management for the year in question; or

•	Legal action is being taken against the board by other shareholders.
Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
3. CAPITAL STRUCTURE
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

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Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Vote FOR share repurchase plans, unless:
•	Clear evidence of past abuse of the authority is available; or

•	The plan contains no safeguards against selective buybacks.
     Reissuance of Shares Repurchased

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Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
4. OTHER
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

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Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.
FRANKLIN ADVISERS, INC.
PROXY VOTING POLICIES & PROCEDURES
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Franklin Advisers, Inc. (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research

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service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:
1.	The issuer is a client[8] of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.	The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[9]

4.	An Access Person[10] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

5.	A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member[11] of such director or trustee, also serves as an officer or director of the issuer; or

6.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.
Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

[8]	For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

[9]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions), and distributors (based on aggregate 12b-1 distribution fees), as determined on a quarterly basis, will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[10]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

[4]	The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

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Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.
Where the Proxy Group or the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients. The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.
The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the

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Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.
Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

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INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.
The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
Ratification of Auditors: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’

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compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.
Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission (“SEC”) and the Canadian Securities Administrators

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(“CSA”). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, or anticipates placing sell orders prior to the date of the shareholder meeting, in certain markets that have blocking restrictions, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, Investment Manager ultimately may decide not to vote those shares. Lastly, the Investment Manager will not vote proxies when prohibited from voting by applicable law.
Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:
1.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client’s holdings of the securities and that the client is eligible to vote.

3.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.	The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

9.	If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

10.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

11.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients’ financial statements and disclosure documents.

12.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

13.	The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

14.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

15.	At least annually, the Proxy Group will verify that:
•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.
As of January 2, 2008

FRANKLIN MUTUAL ADVISERS, LLC
PROXY VOTING POLICIES & PROCEDURES
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Franklin Mutual Advisers, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:
7.	The issuer is a client[12] of Investment Manager or its affiliates;

8.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

9.	The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[13]

10.	An Access Person[14] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

11.	A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member[15] of such director or trustee, also serves as an officer or director of the issuer; or

12.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.
Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

[12]	For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

[13]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions), and distributors (based on aggregate 12b-1 distribution fees), as determined on a quarterly basis, will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[14]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

[15]	The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.
Where the Proxy Group or the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.
The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.
The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.
Weight Given Management Recommendations

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One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.
INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by

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various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.
The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
Ratification of Auditors: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy

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issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.
Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission (“SEC”) and the Canadian Securities Administrators (“CSA”). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment

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Manager has outstanding sell orders, or anticipates placing sell orders prior to the date of the shareholder meeting, in certain markets that have blocking restrictions, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, Investment Manager ultimately may decide not to vote those shares. Lastly, the Investment Manager will not vote proxies when prohibited from voting by applicable law.
Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:
16.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

17.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client’s holdings of the securities and that the client is eligible to vote.

18.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

19.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

20.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

21.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

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22.	The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

23.	The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

24.	If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

25.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

26.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients’ financial statements and disclosure documents.

27.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

28.	The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

29.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

30.	At least annually, the Proxy Group will verify that:

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•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.
As of January 2, 2008

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GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
GMO AUSTRALASIA LLC
(TOGETHER “GMO”)
PROXY VOTING POLICIES AND PROCEDURES
Effective June 15, 2007
I. Introduction and General Principles
GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO’s proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client’s own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.
GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.
II. Proxy Voting Guidelines
GMO has engaged Institutional Shareholder Services, Inc. (“ISS”) as its proxy voting agent to:
(1)	research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

(2)	ensure that proxies are voted and submitted in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.

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Proxies generally will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time, subject to such modifications as may be determined by GMO (as described below). Copies of concise summaries of the current domestic and global ISS proxy voting guidelines are attached to these Proxy Voting Policies and Procedures as Exhibit A. To the extent GMO determines to adopt proxy voting guidelines that differ from the ISS proxy voting recommendations, such guidelines will be set forth on Exhibit B and proxies with respect to such matters will be voted in accordance with the guidelines set forth on Exhibit B. GMO reserves the right to modify any of the recommendations set forth in the ISS Proxy Voting Manual in the future. If any such changes are made, an amended Exhibit B to these Proxy Voting Policies and Procedures will be made available for clients.
Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.
III. Proxy Voting Procedures
GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:
1.	Implementing and updating the applicable domestic and global ISS proxy voting guidelines set forth in the ISS Proxy Voting Manual, as modified from time to time by Exhibit B hereto;

2.	Overseeing the proxy voting process; and

3.	Providing periodic reports to GMO’s Compliance Department and clients as requested.
There may be circumstances under which a portfolio manager or other GMO investment professional (“GMO Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section II. In such an event, the GMO Investment Professional will inform GMO’s Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the proxy voting guidelines described in Section II. GMO’s Corporate Actions Group will report to GMO’s Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.
IV. Conflicts of Interest
As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

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In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or (b) seek instructions from its clients.
In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:
1.	GMO has a business relationship or potential relationship with the issuer;

2.	GMO has a business relationship with the proponent of the proxy proposal; or

3.	GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.
In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or (iii) request that the client votes such proxy. All such instances shall be reported to GMO’s Compliance Department at least quarterly.
V. Recordkeeping
GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:
(1)	a copy of these policies and procedures which shall be made available to clients, upon request;

(2)	a record of each vote cast (which ISS maintains on GMO’s behalf); and

(3)	each written client request for proxy records and GMO’s written response to any client request for such records.
Such proxy voting records shall be maintained for a period of five years.
VI. Reporting
GMO’s Compliance Department will provide GMO’s Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted

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proxies in a manner inconsistent with the proxy voting guidelines described in Section II, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.
VII. Disclosure
Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client’s proxy.

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Exhibit A
Concise Summary of ISS 2007 Proxy Voting Guidelines
Effective for Meetings Feb. 1, 2007
Updated Dec. 15, 2006
1. Auditors
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

•	Fees for non-audit services (“Other” fees) are excessive.
2. Board of Directors
Voting on Director Nominees in Uncontested Elections
Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:
•	Composition of the board and key board committees;

•	Attendance at board and committee meetings;

•	Corporate governance provisions and takeover activity;

•	Disclosures under Section 404 of Sarbanes-Oxley Act;

•	Long-term company performance relative to a market and peer index;

•	Extent of the director’s investment in the company;

•	Existence of related party transactions;

•	Whether the chairman is also serving as CEO;

•	Whether a retired CEO sits on the board;

•	Number of outside boards at which a director serves;

•	Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.
WITHHOLD from individual directors who:

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•	Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•	The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•	The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•	The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section “Performance Test for Directors”.
WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

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WITHHOLD from the members of the Audit Committee if:
•	The non — audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);

•	A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms;

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
WITHHOLD from the members of the Compensation Committee if:
•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

•	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
Classification/Declassification of the Board
Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards, and to elect all directors annually.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring an independent director fill the position of chair, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

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•	Has a designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:
-	Presiding at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

-	Serving as liaison between the chairman and the independent directors,

-	Approving information sent to the board,

-	Approving meeting agendas for the board,

-	Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

-	Having the authority to call meetings of the independent directors,

-	If requested by major shareholders, ensuring that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All-independent key committees;

•	Established governance guidelines;

•	The company does not under-perform its peers*.
*Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company, and identified on the executive compensation page of proxy analyses. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year performance, industry peers, and index).
Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

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3. Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
4. Takeover Defenses
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.
5. Mergers and Corporate Restructurings
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
6. State of Incorporation
Reincorporation Proposals
Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.
7. Capital Structure
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.
In addition, for capital requests that are less than or equal to 300 percent of the current authorized shares and marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent) vote on a CASE-BY-CASE basis, In this situation, vote FOR the increase based on the company’s performance, and whether the company’s ongoing use of shares has shown prudence.
Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock). Vote FOR proposals to create “de-clawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.
8. Executive and Director Compensation
Poor Pay Practices
WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:
•	Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

•	Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

•	Huge bonus payouts without justifiable performance linkage or proper disclosure;

•	Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

•	Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

•	New CEO awarded an overly generous new hire package (e.g., including excessive “make whole” provisions or any of the poor pay practices listed in this policy);

•	Excessive severance provisions (e.g., including excessive change in control payments);

•	Change in control payouts without loss of job or substantial diminution of job duties;

•	Internal pay disparity;

•	Options backdating (covered in a separate policy); and
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.
Director Compensation
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.
On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:
-	A minimum vesting of three years for stock options or restricted stock; or

-	Deferred stock payable at the end of a three-year deferral period.
•	Mix between cash and equity:
-	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

-	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
•	No retirement/benefits and perquisites provided to non-employee directors; and

•	Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.
Employee Stock Purchase Plans—Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85% of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25% of employee’s contribution, which is effectively a discount of 20% from market value;

•	No discount on the stock price on the date of purchase, since there is a company matching contribution.
Options Backdating
In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Length of time of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;

•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.
Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:
•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation) during the five years prior to the year in which the change of control occurs;

•	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.
9. Corporate Responsibility
Animal Rights
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:
•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•	The company has been the subject of recent, significant controversy related to its testing programs.
Drug Pricing and Re-importation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products, unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:
•	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.
Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.
Genetically Modified Foods
Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products, or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.
Tobacco
Most tobacco-related proposals (such as on second-hand smoke, advertising to youth, and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals
Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe, unless such actions are required by law in specific markets.
Arctic National Wildlife Refuge
Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:
•	New legislation is adopted allowing development and drilling in the ANWR region;

•	The company intends to pursue operations in the ANWR; and

•	The company has not disclosed an environmental risk report for its ANWR operations.
Concentrated Area Feeding Operations (CAFOs)
Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs, unless:
•	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•	The company does not directly source from CAFOs.
Global Warming and Kyoto Protocol Compliance
Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.
Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:
•	The company does not maintain operations in Kyoto signatory markets;

•	The company already evaluates and substantially discloses such information; or,

•	Greenhouse gas emissions do not significantly impact the company’s core businesses.
Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions considering: recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.
Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.
Outsourcing/Off-shoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report to shareholders; the existence of a publicly available code of corporate conduct that applies to international operations.
Country-specific Human Rights Reports
Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.
10. Mutual Fund Proxies
Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:
•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.
Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

ISS 2007 International Proxy Voting Guidelines
Summary
Effective for Meetings Feb. 1, 2007
Updated Dec. 15, 2006
Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.
Please see the International Classification of Directors on the following page.

2007 International Classification of Directors
Executive Director
•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative[1] provides) professional services[4] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test2);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of current employee of the company or its affiliates;

•	Relative[1] of former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the general meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (five-year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:
-	9 years (from the date of election) in the United Kingdom and Ireland;

-	12 years in European markets.

Independent NED
•	No material[3] connection, either direct or indirect, to the company other than a board seat.
Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Footnotes:

[1]	”Relative” follows the SEC’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]	If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[3]	For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

[4]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Discharge of Board and Management
Vote FOR discharge of the board and management, unless:
•	There are serious questions about actions of the board or management for the year in question; or

•	Legal action is being taken against the board by other shareholders.
Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
Capital Structure
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

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Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

4

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Vote FOR share repurchase plans, unless:
•	Clear evidence of past abuse of the authority is available; or

•	The plan contains no safeguards against selective buybacks.
Reissuance of Shares Repurchased
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
Other
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

5

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.
Compensation Plans

6

Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

7

Exhibit B
Modifications to recommendations set forth in the ISS Proxy Voting Manual
Shareholder Ability to Act by Written Consent
Vote FOR proposals to restrict or prohibit shareholder activity to take action by written consent.
Vote AGAINST proposals to allow or make easier shareholder action by written consent.
Cumulative Voting
Vote FOR proposals to eliminate cumulative voting.
Vote AGAINST proposals to restore or provide for cumulative voting.

EXHIBIT A
Independence Investments LLC
Proxy Voting Policy and Procedures
At Independence we recognize that many decisions regarding proxy voting may affect the value of a client’s account, and, therefore, should be resolved based on in-depth analysis and careful consideration. The following proxy voting policy sets forth both our principles and our process for voting proxies on securities held in client accounts where Independence has discretion to vote the proxies.
General Principles
In order to set a framework within which proxy questions should be considered and voted, the following general principles should be applied:
1)	As a fiduciary under ERISA or otherwise, the discretion to vote proxies for a client’s account should be exercised keeping in mind a fiduciary’s duty to use its best efforts to preserve or enhance the value of the client’s account. We should vote on proxy questions with the goal of fostering the interests of the client (or the participants and beneficiaries in the case of an ERISA account).

2)	Proxy questions should be considered within the individual circumstances of the issuer. It is possible that individual circumstances might mean that a given proxy question could be voted differently than what is generally done in other cases.

3)	If a proxy question clearly has the capability of affecting the economic value of the issuer’s stock, the question should be voted in a way that attempts to preserve, or give the opportunity for enhancement of, the stock’s economic value.
2.	In certain circumstances, even though a proposal might appear to be beneficial or detrimental in the short term, our analysis will conclude that over the long term greater value may be realized by voting in a different manner.
3.	It is our general policy that when we are given authority to vote proxies for a client’s account, we must be authorized to vote all proxies for the account in our discretion. We do not generally accept partial voting authority nor do we generally accept instructions from clients on how to vote on specific issues, except in the case of registered investment companies and, in limited instances, certain clients such as labor unions may direct us to vote proxies in accordance with a specific set of guidelines or recommendations appropriate to their circumstances, in which case we will not have voting discretion but will vote in accordance with the client’s direction. Other clients may wish to retain proxy voting authority and vote their own proxies if necessary in order to satisfy their individual social, environmental or other goals.

We maintain a set of proxy voting guidelines that describe in greater detail how we generally vote specific issues for our clients. While it is not an exhaustive list, it is intended to serve as the foundation on which we make most of our proxy voting decisions. The guidelines are available to clients upon request. We will from time to time review this proxy voting policy and our guidelines and may adopt changes from time to time. Clients may contact the Compliance Office by calling 617-228-8603 or via e-mail at compliance@independence.com for a copy of our current guidelines or to obtain a record of how we voted the proxies for their account.
Process
At Independence, the fundamental analysts are responsible for performing research on the companies in which we invest. The same analysts are generally responsible for decisions regarding proxy voting, as they are the most familiar with company-specific issues. Portfolio managers also provide input when appropriate.
We currently use Glass Lewis & Co. (“Glass Lewis”) to monitor and complete the proxy voting process for our equity portfolio holdings. Glass Lewis is responsible for ascertaining that proxies are received, voted and sent back on a timely basis, as well as maintaining all of the proxy voting records with respect to our clients’ holdings. Each day we send Glass Lewis our complete list of portfolio holdings. Glass Lewis notifies us of shareholder meetings and provides us with an electronic platform on which to vote the proxies. Glass Lewis also provides us with recommendations for voting, based on criteria that we have approved. Our analysts will consider Glass Lewis’s recommendations, but voting will be based upon our own analysis. Our analysts direct the manner in which proxies are to be voted, and Glass Lewis completes the voting process.
Limitations on Exercising Right to Vote
We may abstain from voting a client proxy if we conclude that the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

We may also abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision takes into account the effect that the vote of our client, either by itself or together with other votes, is expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.
Certain of our clients engage in securities lending programs under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation.  As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy.  Because we generally are not aware of when a security may be on loan, we do not have an opportunity to recall the security prior to the record date.  Therefore, in most cases, those shares will not be voted and we may not be able fully to reconcile the securities held at record date with the securities actually voted.
Conflicts of Interest
We manage the assets of various public and private company clients, and invest in the equity securities of certain public companies on behalf of our clients.16 We recognize that the potential for conflicts of interest could arise in situations where we have discretion to vote client proxies and where we have material business relationships17 or

[16]	It is Independence’s general policy not to invest in private securities such as Rule 144A securities. If a portfolio were to hold a private security, however, and a proxy needed to be voted, we would vote in accordance with our established proxy voting policy including our process for voting securities where a conflict of interest was present.

[17]	For purposes of this proxy voting policy, a “material business relationship” is considered to arise in the event a client has contributed more than 5% of Independence’s annual revenues for the most recent fiscal year or is reasonably expected to contribute this amount for the current fiscal year.

material personal/family relationships18 with these issuers (or with a potential target or acquirer, in the case of proxy vote in connection with a takeover). To address these potential conflicts we have established a Proxy Voting Committee (“the Committee”). The Committee consists of the Chief Operating Officer, the Director of Research and the members of the Compliance Office. The Committee will use reasonable efforts to determine whether a potential conflict may exist, including maintaining a list of clients with whom we have a material business relationship, and requiring analysts to screen the proxies identified by Glass Lewis against such list and to bring such conflicts, and any other conflicts of which they are aware, to the attention of the Committee. However, a potential conflict shall be deemed to exist only if one or more of the members of the Committee, or the analyst responsible for voting the proxy, actually knows of the potential conflict. The Committee will work with the analyst assigned to the specific security to oversee the proxy voting process for securities where we believe we may have potential conflicts.
The Committee will meet to decide how to vote the proxy of any security with respect to which we have identified a potential conflict. The Committee will consider the analyst’s recommendation, make a decision on how to vote the proxy and document the Committee’s rationale for its decision.

[18]	For purposes of this proxy voting policy, a “material personal/family relationship” is one that would be reasonably likely to influence how we vote proxies. To identify any such relationships, the Proxy Voting Committee will obtain information on a regular basis about (i) personal and/or family relationships between any Independence employee who is involved in the proxy voting process (e.g., analyst, portfolio manager, and/or members of the Proxy Voting Committee, as applicable) or senior executives, and directors or senior executives of issuers for which the adviser may vote proxies, and (ii) personal and/or immediate family investments of such employees in issuers which exceed 5% of the outstanding stock of the issuers.

Independence is an indirect majority owned subsidiary of City National Corporation (“CNC”), a public company. It is our general policy not to acquire or hold CNC stock on behalf of our clients. However, in the event that a client were to hold CNC stock in a portfolio which we manage, and we were responsible for voting a CNC proxy on behalf of the client, the Committee would decide on how to vote the CNC proxy. The Committee would, in most cases, base its proxy voting decision according to the guidance provided by Glass Lewis. The Committee will document the rationale for its decision.
It is Independence’s policy not to accept any input from any other person or entity, including its affiliates when voting proxies for any security. In the event that an Independence employee was contacted by any affiliate, or any other person or entity, other than Glass Lewis or through standard materials available to all shareholders, with a recommendation on how to vote a specific proxy, the event would be reported to the Compliance Office and would be documented. The Committee would then decide how to vote the proxy in question and would document the rationale for its decision.
If there is controversy or uncertainty about how any particular proxy question should be voted, or if an analyst or a Committee member believes that he or she has been pressured to vote in a certain way, he or she will consult with the Committee or with a member of the Compliance Office, and a decision will be made whether to refer the proxy to the Committee for voting. Final decisions on proxy voting will ultimately be made with the goal of enhancing the value of our clients’ investments.
Adopted 10/06

PROXY VOTING POLICY AND PROCEDURES
I. Introduction
     Jennison Associates LLC (the “Adviser”) has adopted the following “Proxy Voting Policy and Procedures” (“Policy”), in compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and other applicable fiduciary obligations. The Policy is designed to provide guidance to those Jennison employees (portfolio managers and analysts, hereinafter referred to as “Investment Professionals”) who are responsible for discharging the Adviser’s proxy voting obligation under the Rule, and to ensure that proxies are voted in the best interests of the Adviser’s clients1.
II. Statement of Policy
     It is the policy of the Adviser that where proxy voting authority has been delegated to the Adviser by clients, that all proxies be voted in the best interest of the client without regard to the interests of the Adviser or other related parties. Secondary consideration may be given to the public and social value of each issue. For purposes of the Policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. It is further the policy of the Adviser that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act be made available to clients.
     In voting proxies for international holdings, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking,” where Jennison would be restricted from selling shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.
III. Procedures
          A. Account Set-up and Review
     Initially, the Adviser must determine whether the client seeks to retain the responsibility of voting proxies or seeks to delegate that responsibility to the Adviser. The responsibility to Revised: October 16, 2007 1
     1 In the event the Adviser should manage affiliated client accounts, the Adviser, for purposes of this policy, makes no distinction between accounts of affiliated companies, e.g., the General Accounts of

Prudential (as well as related insurance companies and entities), and other separately managed accounts, each of which will be treated consistently under the Policy.

Legg Mason Capital Management, Inc.
Proxy Principles and Procedures
OVERVIEW
Legg Mason Capital Management, Inc. (LMCM) has implemented the following principles and procedures for voting proxies on behalf of advisory clients. These principles and procedures are reasonably designed to ensure LMCM exercises its voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. LMCM assumes responsibility and authority for voting proxies for all clients, unless such responsibility and authority has been expressly retained by the client or delegated by the client to others. For each proxy vote LMCM takes into consideration its duty to its clients and all other relevant facts available to LMCM at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis. LMCM employs the same proxy principles and procedures for all funds for which it has voting responsibility.
PRINCIPLES

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company’s Board of Directors (Board), as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. LMCM believes the interests of shareholders are best served by the following principles when considering proxy proposals:
Preserve and expand the power of shareholders in areas of corporate governance – Equity shareholders are owners of the business – company boards and management teams are ultimately accountable to them. LMCM supports policies, plans and structures that promote accountability of the Board and management to owners, and align the interests of the Board and management with owners. Examples include: annual election of all Board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. LMCM opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, and incentives that are not linked to owner returns.
Allow responsible management teams to run the business – LMCM supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, LMCM opposes proposals that limit management’s ability to do this. LMCM generally opposes proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see LMCM’s proxy voting guidelines, which are attached as Schedule A, for more details.

PROCEDURES
Oversight
LMCM’s Chief Investment Officer (CIO) has full authority to determine LMCM’s proxy voting principles and vote proxies on behalf of LMCM’s clients. The Chief Investment Officer has delegated oversight and implementation of the proxy voting process, including the principles and procedures that govern it, to one or more Proxy Officers and Compliance Officers. No less than annually, LMCM will review existing principles and procedures in light of LMCM’s duties as well as applicable laws and regulations to determine if any changes are necessary.
Limitations
LMCM recognizes proxy voting as a valuable right of company shareholders. Generally speaking, LMCM will vote all proxies it receives. However, LMCM may refrain from voting in certain circumstances. For instance, LMCM generally intends to refrain from voting a proxy if the company’s shares are no longer held by LMCM’s clients at the time of the meeting. Additionally, LMCM may refrain from voting a proxy if LMCM concludes the potential impact on shareholders’ interests is insignificant while the cost associated with analyzing and voting the proxy may be significant.
Proxy Administration
LMCM instructs each client custodian to forward proxy materials to LMCM’s Proxy Administrator. New client custodians are notified at account inception of their responsibility to deliver proxy materials to LMCM. LMCM uses Institutional Shareholder Services (ISS) to electronically receive and vote proxies, as well as to maintain proxy voting receipts and records.
Upon receipt of proxy materials:
Compliance Review
A Compliance Officer reviews the proxy issues and identifies any potential conflicts of interests between LMCM, or its employees, and LMCM’s clients. LMCM recognizes that it has a duty to vote proxies in the best interests of its clients, even if such votes may result in a loss of business or economic benefit to LMCM or its affiliates.
1. Identifying Potential Conflicts. In identifying potential conflicts of interest the Compliance Officer will review the following issues:
(a) Whether there are any business or personal relationships between LMCM, or an employee of LMCM, and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts that may create an incentive for LMCM to vote in a manner that is not consistent with the best interests of its clients;

(b) Whether LMCM has any other economic incentive to vote in a manner that is not consistent with the best interests of its clients; and
(c) Whether the Proxy Officer voting the shares is aware of any business or personal relationship, or other economic incentive, that has the potential to influence the manner in which the Proxy Officer votes the shares.
2. Assessing Materiality. A potential conflict will be deemed to be material if the Compliance Officer determines in the exercise of reasonable judgment that the conflict is likely to have an impact on the manner in which the subject shares are voted.
If the Compliance Officer determines that the potential conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting.
If the Compliance Officer determines that the potential conflict may be material, the following steps will be taken:
(a) The Compliance Officer will consult with representatives of LMCM’s senior management to make a final determination of materiality. The Compliance Officer will maintain a record of this determination.
(b) After the determination is made, the following procedures will apply:
(i) If the final determination is that the potential conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting.
(ii) If the final determination is that the potential conflict is material, LMCM will adhere to the following procedures:
A. If LMCM’s Proxy Voting Guidelines (Guidelines), a copy of which is included as Schedule A, definitively address the issues presented for vote, LMCM will vote according to the Guidelines.
B. If the issues presented for vote are not definitively addressed in the Guidelines, LMCM will either (x) follow the vote recommendation of an independent voting delegate, or (y) disclose the conflict to clients and obtain their consent to vote.
Proxy Officer Duties
The Proxy Officer reviews proxies and evaluates matters for vote in light of LMCM’s principles and procedures and the Guidelines. The Proxy Officer may seek additional information from LMCM’s investment personnel, company management, independent research services, or other sources to determine the best interests of shareholders. Additionally, the Proxy Officer may consult with LMCM’s Chief Investment Officer for guidance on proxy issues. LMCM will maintain all documents that have a material impact on the basis for the vote. The Proxy Officer will return all signed, voted forms to the Proxy Administrator.
Proxy Administrator Duties
The Proxy Administrator:
1. Provides custodians with instructions to forward proxies to LMCM for all clients for whom LMCM is responsible for voting proxies;
2. Reconciles the number of shares indicated on the proxy ballot with LMCM’s internal data on shares held as of the record date and notifies the custodian of any discrepancies or missed proxies;
3. Will use best efforts to obtain missing proxies from custodians;
4. Informs the Compliance Officer and Proxy Officer if the company’s shares are no longer held by Firm clients as of the meeting date;
5. Ensures that the Compliance Officer and Proxy Officer are aware of the timeline to vote a proxy and uses best efforts to ensure that votes are cast in a timely manner;
6. Follows instructions from the Proxy Officer or Compliance Officer as to how to vote proxy issues, and casts such votes via ISS software, online or via facsimile; and
7. Obtains evidence of receipt and maintains records of all proxies voted.
Record Keeping
The following documents are maintained onsite for two years and in an easily accessible place for another three years:
1. A copy of all policies and procedures maintained by LMCM during the applicable period relating to proxy voting;
2. A copy of each proxy statement received regarding client securities (LMCM intends to rely on the availability of such documents through the Securities and Exchange Commission’s EDGAR database);
3. A record of each vote cast by LMCM on behalf of a client (LMCM has an agreement with ISS whereby ISS has agreed to maintain these records and make them available to LMCM promptly upon request);
4. A copy of each document created by LMCM that was material to making a decision how to vote proxies or that memorializes the basis for such decision.

5. A copy of each written client request for information on how LMCM voted proxies on behalf of such client, and a copy of any written response provided by LMCM to any (written or oral) request for information on how LMCM voted proxies on behalf of such client.

Schedule A
Proxy Voting Guidelines
LMCM maintains these proxy-voting guidelines, which set forth the manner in which LMCM generally votes on issues that are routinely presented. Please note that for each proxy vote LMCM takes into consideration its duty to its clients, the specific circumstances of the vote and all other relevant facts available at the time of the vote. While these guidelines provide the framework for voting proxies, ultimately proxy votes are cast on a case-by-case basis. Therefore actual votes for any particular proxy issue may differ from the guidelines shown below.
Four principal areas of interest to shareholders:
1)Obligations of the Board of Directors
2)Compensation of management and the Board of Directors
3)Take-over protections
4) Shareholders’ rights

LMCM
Proxy Issue	Guideline
BOARD OF DIRECTORS

Independence of Boards of Directors: majority of unrelated directors, independent of management	For

Nominating Process: independent nominating committee seeking qualified candidates, continually assessing directors and proposing new nominees	For

Size and Effectiveness of Boards of Directors: Boards must be no larger than 15 members	For

Cumulative Voting for Directors	For

Staggered Boards	Against

Separation of Board and Management Roles (CEO/Chairman)	Case-by-Case

Compensation Review Process: compensation committee comprised of outside, unrelated directors to ensure shareholder value while rewarding good performance	For

Director Liability & Indemnification: support limitation of liability and provide indemnification	For

Audit Process	For

Board Committee Structure: audit, compensation, and nominating and/or governance committee consisting entirely of independent directors	For

LMCM
Proxy Issue	Guideline
Monetary Arrangements for Directors: outside of normal board activities amts should be approved by a board of independent directors and reported in proxy	For

Fixed Retirement Policy for Directors	Case-by-Case

Ownership Requirement: all Directors have direct and material cash investment in common shares of Company	For

Proposals on Board Structure: (lead director, shareholder advisory committees, requirement that candidates be nominated by shareholders, attendance at meetings)	For

Annual Review of Board/CEO by Board	For

Periodic Executive Sessions Without Mgmt (including CEO)	For

Votes for Specific Directors	Case-by-Case
- Continued -

LMCM
Proxy Issue	Guideline
MANAGEMENT AND DIRECTOR COMPENSATION

Stock Option and Incentive Compensation Plans:	Case-by-Case

Form of Vehicle: grants of stock options, stock appreciation rights, phantom shares and restricted stock	Case-by-Case

Price	Against plans whose underlying securities are to be issued at less than 100% of the current market value

Re-pricing: plans that allow the Board of Directors to lower the exercise price of options already granted if the stock price falls or under-performs the market	Against

Expiry: plan whose options have a life of more than ten years	Case-by-Case

Expiry: “evergreen” stock option plans	Against

LMCM
Proxy Issue	Guideline
Dilution:	Case-by-Case — taking into account value creation, commitment to shareholder-friendly policies, etc.

Vesting: stock option plans that are 100% vested when granted	Against

Performance Vesting: link granting of options, or vesting of options previously granted, to specific performance targets	For

Concentration: authorization to allocate 20% or more of the available options to any one individual in any one year	Against

Director Eligibility: stock option plans for directors if terms and conditions are clearly defined and reasonable	Case-by-Case

Change in Control: stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares	Against

Change in Control: change in control arrangements developed during a take-over fight specifically to entrench or benefit management	Against

Change in Control: granting options or bonuses to outside directors in event of a change in control	Against

Board Discretion: plans to give Board broad discretion in setting terms and conditions of programs	Against

Employee Loans: Proposals authorizing loans to employees to pay for stock or options	Against

Director Compensation: % of directors’ compensation in form of common shares	For

Golden Parachutes	Case-by-Case

Expense Stock Options	For

LMCM
Proxy Issue	Guideline
Severance Packages: must receive shareholder approval	For

Lack of Disclosure about Provisions of Stock-based Plans	Against

Reload Options	Against

Plan Limited to a Small Number of Senior Employees	Against

Employee Stock Purchase Plans	Case-by-Case
- Continued -

Proxy Issue	LMCM Guideline
TAKEOVER PROTECTIONS

Shareholder Rights Plans: plans that go beyond ensuring the equal treatment of shareholders in the event of a bid and allowing the corp. enough time to consider alternatives to a bid	Against

Going Private Transaction, Leveraged Buyouts and Other Purchase Transactions	Case-by-Case

Lock-up Arrangements: “hard” lock-up arrangements that serve to prevent competing bids in a takeover situation	Against

Crown Jewel Defenses	Against

Payment of Greenmail	Against

“Continuing Director” or “Deferred Redemption” Provisions: provisions that seek to limit the discretion of a future board to redeem the plan	Against

Change Corporation’s Domicile: if reason for re-incorporation is to take advantage of protective statutes (anti-takeover)	Against

Poison Pills: receive shareholder ratification	For

Redemption/Ratification of Poison Pill	For

SHAREHOLDERS’ RIGHTS

Confidential Voting by Shareholders	For

Proxy Issue	LMCM Guideline
Dual-Class Share Structures	Against

Linked Proposals: with the objective of making one element of a proposal more acceptable	Against

Blank Check Preferred Shares: authorization of, or an increase in, blank check preferred shares	Against

Supermajority Approval of Business Transactions: management seeks to increase the number of votes required on an issue above two-thirds of the outstanding shares	Against

Increase in Authorized Shares: provided the amount requested is necessary for sound business reasons	For

Shareholder Proposals	Case-by-Case

Stakeholder Proposals	Case-by-Case

Issuance of Previously Authorized Shares with Voting Rights to be Determined by the Board without Prior Specific Shareholder Approval	Against

“Fair Price” Provisions: Measures to limit ability to buy back shares from particular shareholder at higher-than-market prices	For

Preemptive Rights	For

Actions altering Board/Shareholder Relationship Require Prior Shareholder Approval (including “anti-takeover” measures)	For

Allow Shareholder action by written consent	For

Allow Shareholders to call Special Meetings	For

Social and Environmental Issues	As recommended by Company Management

Reimbursing Proxy Solicitation Expenses	Case-by-Case

October 25, 2007
LORD, ABBETT & CO. LLC
PROXY VOTING POLICIES AND PROCEDURES
INTRODUCTION
     Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett’s Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Chief Administrative Officer for the Investment Department, the Firm’s Chief Investment Officer and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies. In each case where an investment team declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system. Lord Abbett has retained RiskMetrics Group, formerly Institutional Shareholder Services (“RMG”), to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.
     The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.
     Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict Situations”. If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of RMG. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of RMG.
SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS
Situation 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.
     Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of RMG, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.
     The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.
Situation 2. Lord Abbett has a Significant Business Relationship with a Company.
     Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”). A “significant business relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total (i.e., gross) dollar amount of shares sold for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Separately Managed Account business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class I shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.
     For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of RMG.
SUMMARY OF PROXY VOTING GUIDELINES
     Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors
     Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest. We generally will vote in favor of separation of the Chairman and CEO functions when management supports such a requirement, but we will make our determination to vote in favor of or against such a proposed requirement on a case-by-case basis.
     There are some actions by directors that may result in votes being withheld.
These actions include, but are not limited to:
•	Attending less than 75% of board and committee meetings without a valid excuse.

•	Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

•	Failing to act on takeover offers where a majority of shareholders tendered their shares.

•	Serving as inside directors and sit on an audit, compensation, stock option, nominating or governance committee.

•	Failing to replace management as appropriate.
     We will generally vote in favor of proposals requiring that directors be elected by a majority of the shares represented and voting at a meeting at which a quorum is present, although special considerations in individual cases may cause us to vote against such a proposal. We also will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.
Incentive Compensation Plans
     We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case-by-case basis. We use RMG for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.
     We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:
•	The stock’s volatility, to ensure the stock price will not be back in the money over the near term.

•	Management’s rationale for why the repricing is necessary.

•	The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

•	Other factors, such as the number of participants, term of option, and the value for value exchange.
     In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.
Shareholder Rights
Cumulative Voting
     We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.
Confidential Voting
     There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.
     On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.
Supermajority Voting
     Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.
Takeover Issues
     Votes on mergers and acquisitions must be considered on a case-by-case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company’s voting stock. Restructuring proposals will also be evaluated on a case-by-case basis following the same guidelines as those used for mergers.
     Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:
1)	Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2)	Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3)	Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case-by-case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4)	“Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally “Chewable Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:
•	Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.
1)	No dead-hand or no-hand pills.

1)	Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.
•	Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.
Social Issues
     It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

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MARSICO CAPITAL MANAGEMENT, LLC
PROXY VOTING POLICY AND PROCEDURES
Statement of Policy
1. It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.
•	MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

•In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on its analysis if such a vote appears consistent with the best interests of clients.

•	MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive.

•	In circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted”

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or “mirror voted” in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. In other cases, MCM might use other procedures to resolve an apparent material conflict.

•	MCM may use an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.

•	MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.
Definitions
2. By “best interests of MCM’s clients,” MCM means clients’ best economic interests over the long term — that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.
3.a. By “material conflict of interest,” MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity, or other circumstances in which MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted. A material conflict of interest might also exist in unusual circumstances when MCM has actual knowledge of a material business arrangement between a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity and MCM’s parent company, Bank of America Corporation (“BAC”) or another BAC subsidiary, or when MCM has actual knowledge that MCM or BAC or another BAC subsidiary may have a significant interest in the subject matter or outcome of a proxy vote.
3.b. A material conflict of interest ordinarily does not exist when BAC or a BAC subsidiary other than MCM does business with a particular proxy issuer or closely affiliated entity, because: (i) MCM is separately managed from BAC

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and other subsidiaries; (ii) MCM’s employees work in a separate location from BAC and other subsidiaries and do not routinely communicate with them; (iii) MCM generally is not aware of a proxy issuer’s (or affiliated entity’s) business arrangements with BAC or other subsidiaries, and is not aware of the materiality of such arrangements to BAC or other subsidiaries; and (iv) MCM has no direct interest in any such business arrangements.
Procedures: MCM Invests in Companies With Management Teams That Seek Shareholders’ Best Interests, and Usually Votes Proxies with Management Recommendations
4. MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management recommendations, because it believes that recommendations by these companies’ managements generally are in shareholders’ best interests, and therefore in the best economic interests of MCM’s clients.
5. In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents — such as, without limitation, proposals that would effect changes in corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters — could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on MCM’s analysis if in MCM’s view such a vote appears consistent with the best interests of clients. As further examples, in MCM’s sole discretion, it may vote against a management recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management in order to oppose management proposals that are not shareholder-friendly in MCM’s view.

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6. MCM periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM’s general view that a management team is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company’s management team no longer appears to be serving shareholders’ best interests, MCM may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management recommendations, or selling shares of the company.
Procedures: Use of an Independent Service Provider
7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM’s instructions based on MCM’s Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To avoid the possibility that MCM’s proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM generally does not cause such a service provider to vote proxies for MCM based on the service provider’s recommendations (although MCM may do so in certain circumstances discussed in “Alternative Procedures for Potential Material Conflicts of Interest” below).
Procedures: Voting/Abstention/No Action/Other Exceptions
8. MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM’s Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM’s ability to vote or otherwise process proxies may be limited by many factors, including MCM’s dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

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9.a MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by the client or by a previous adviser), MCM generally may choose to abstain or take no action on the proxies because the related shares may not be retained in the account for a substantial period of time. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM).
9.b. MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM’s view, or as an alternative to voting with (or against) management.
10. The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.
Alternative Procedures for Potential Material Conflicts of Interest
11. In certain circumstances, such as when the issuer or other proponent of a proxy proposal is also a client of MCM, an appearance might arise of a potential conflict between MCM’s interests and the interests of affected clients in how the proxies of that issuer are voted.
12. MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM’s voting of the proxies.
13. Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3.a. and 3.b. above) between MCM’s interests and clients’ interests may appear to exist, MCM generally will, to avoid any appearance concerns, follow an alternative procedure rather than vote or otherwise process

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ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:
(i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or
(ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure will only be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm’s relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.
MCM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.
14. In unusual cases, MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:
(i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;
(ii) Abstaining or taking no action on the proxies; or
(iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.
Voting by Client Instead of MCM
15. An MCM client may vote its own proxies instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.
16. MCM generally cannot implement client proxy voting guidelines (and may instead encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM’s policy or with MCM’s vote-by-vote analysis.

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17. MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients.
Persons Responsible for Implementing MCM’s Policy
18. MCM’s Client Services staff has primary responsibility for implementing MCM’s Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.
19. Members of MCM’s Investment staff, such as security analysts generally review proxy proposals as part of their ongoing assessment of companies.
Recordkeeping
20.a. MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:
(i) Copies of all proxy voting policies and procedures;
(ii) Copies of proxy statements received (unless maintained elsewhere as described below);
(iii) Records of proxy votes cast on behalf of clients;
(iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;
(v) Written client requests for proxy voting information, and
(vi) Written responses by MCM to written or oral client requests.
20.b. MCM will document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM’s Client Services Department also documents certain other non-routine proxy voting issues, including: (1) the basis for any decision in which MCM determines to vote against a management recommendation that does not involve general matters relating to corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management recommendation.
20.c. MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions to vote against general

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corporate governance issues, or to abstain or take no action on proxies in circumstances when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, when MCM has sold or determined to sell a security, when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM), or in other routine situations identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM’s control, such as in certain situations addressed in section 8 above.
21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.
22. MCM or its service provider may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).
23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).
Availability of Policy and Proxy Voting Records to Clients
24. MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM’s voting record for the client’s securities through summary disclosure in Part II of MCM’s Form ADV. Upon receipt of a client’s request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.
*    *    *
MCM’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.

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Approved by: Steven Carlson /s/
Title: Chief Compliance Officer
Effective Date: October 1, 2004

Policy Amended: February 10, 2006
Approved by:Steven Carlson /s/
Title: Chief Compliance Officer
Effective Date: February 10, 2006

Policy Amended: July 19, 2006
Approved by: Steven Carlson /s/
Title: Chief Compliance Officer
Effective Date: July 19, 2006

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MASSACHUSETTS FINANCIAL SERVICES COMPANY
PROXY VOTING POLICIES AND PROCEDURES
March 13, 2008
     Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, and MFS’ other investment adviser subsidiaries (except Four Pillars Capital, Inc.) (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS.
  A. VOTING GUIDELINES
1. General Policy; Potential Conflicts of Interest
     MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.
     In developing these proxy voting guidelines, MFS periodically reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that — guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from what otherwise be dictated by these guidelines.

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     As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not governed by the guidelines or situations where MFS has received explicit voting instructions from a client for its own account. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.
     From time to time, MFS receives comments on these guidelines as well as regarding particular voting issues from its clients. These comments are carefully considered by MFS when it reviews these guidelines each year and revises them as appropriate.
These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.
  B. ADMINISTRATIVE PROCEDURES
     1. MFS Proxy Voting Committee
     The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:
a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.	Determines whether any potential material conflict of interest exist with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to

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the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c.	Considers special proxy issues as they may arise from time to time.
     2. Potential Conflicts of Interest
The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to ensure that all proxy votes are cast in the best long-term economic interest of shareholders. Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision that employee must recuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non Standard Votes, as defined below, MFS will review the securities holdings reported by the individuals that participate in such decision to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.
In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates an excessive executive compensation issue in relation to the election of directors, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, “Non Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:
a.	Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Client List”);

b.	If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.	If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

d.	For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.
The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.
From time to time, certain MFS Funds may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the MFS Fund that owns shares of the underlying fund will vote its shares in the same proportion as the other shareholders of the underlying fund.

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3. Gathering Proxies
Most proxies received by MFS and its clients originate at Automatic Data Processing Corp. (“ADP”) although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s custodian or, less commonly, to the client itself. This material will include proxy cards, reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer’s explanation of the items to be voted upon.
     MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the “Proxy Administrator”), pursuant to which the Proxy Administrator performs various proxy vote related administrative services, such as vote processing and recordkeeping functions for MFS’ Funds and institutional client accounts. The Proxy Administrator receives proxy statements and proxy cards directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and the MFS Proxy Voting Committee.
4. Analyzing Proxies
     Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator at the prior direction of MFS automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by the MFS Proxy Voting Committee. With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters. MFS receives research from ISS which it may take into account in deciding how to vote. In addition, MFS expects to rely on ISS to identify circumstances in which a board may have approved excessive executive compensation. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.
     As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.19

[19]	From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained prior to the cut-off date of the shareholder meeting, certain members of the MFS Proxy Voting Committee may determine to abstain from voting.

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However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.
     As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.
     5. Voting Proxies
     In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.
  C. MONITORING SYSTEM
     It is the responsibility of the Proxy Administrator and MFS’ Proxy Voting Committee to monitor the proxy voting process. When proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator’s system. Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company’s stock and the number of shares held on the record date with the Proxy Administrator’s listing of any upcoming shareholder’s meeting of that company.
     When the Proxy Administrator’s system “tickler” shows that the voting cut-off date of a shareholders’ meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client’s custodian, the Proxy Administrator calls the custodian requesting that the materials be forwarded immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.
  D. RECORDS RETENTION

     MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees, Board of Directors and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy cards completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.
     E. REPORTS
All MFS Advisory Clients
     At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.
     Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

Merrill Lynch Investment Managers
Proxy Voting Policies and Procedures
as of
July 7, 2005

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Merrill Lynch Investment Managers
Proxy Voting Policies and Procedures
Merrill Lynch Investment Managers, L.P., Fund Asset Management, L.P. and Merrill Lynch Investment Managers LLC (collectively, “MLIM”) are each U.S.-based investment advisers20 that are registered pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”) with the U.S. Securities and Exchange Commission, and that serve as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to MLIM’s clients. Certain clients of MLIM have retained the right to vote such proxies in general or in specific circumstances.21 Other clients, however, have delegated to MLIM the right to vote proxies for securities held in their accounts as part of MLIM’s authority to manage, acquire and dispose of account assets.
When MLIM votes proxies for a client that has delegated to MLIM proxy voting authority, MLIM acts as the client’s agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. MLIM is therefore subject to a fiduciary duty to vote proxies in a manner MLIM believes is consistent with the client’s best interests,22 whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 (“ERISA”).23 When voting proxies for client accounts (including investment companies), MLIM’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan beneficiaries and participants. In fulfilling its obligations to clients, MLIM will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.24 It is imperative that

[20]	These policies do not apply to MLIM’s non-U.S.-based affiliates, including those that are registered under the Advisers Act.

[21]	In certain situations, a client may direct MLIM to vote in accordance with the client’s proxy voting policies. In these situations, MLIM will seek to comply with such policies to the extent it would not be inconsistent with other MLIM legal responsibilities.

[22]	Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

[23]	DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2

[24]	Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While MLIM is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a MLIM client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through MLIM as investment adviser, MLIM encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than MLIM.

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MLIM considers the interests of its clients, and not the interests of MLIM, when voting proxies and that real (or perceived) material conflicts that may arise between MLIM’s interest and those of MLIM’s clients are properly addressed and resolved.25
Advisers Act Rule 206(4)-6 was adopted by the SEC in early 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.
In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, MLIM has adopted these policies and procedures and formed a Proxy Voting Committee (the “Committee”) to address proxy voting issues on behalf of MLIM and its clients.26

[25]	Proxy voting decisions, like other investment matters, are covered by MLIM’s “Policies and Procedures Concerning Communications Between Merrill Lynch Investment Managers Companies and Merrill Lynch Investment Banking, Trading and Research Areas” (MLIM’s “Ethical Wall” policies). One of the principal purposes of the Ethical Wall is to prohibit communications intended to place unusual pressure on a portfolio manager or analyst at MLIM to favor the interests of Merrill Lynch’s investment banking clients over the interests of MLIM’s investment advisory clients. To that end, as described herein, all proxy voting decisions will be made under the supervision of MLIM’s Proxy Voting Committee, which will include representatives of MLIM management and MLIM’s Legal Advisory Department. No MLIM employee may discuss pending corporate governance issues relating to securities held by MLIM clients with other Merrill Lynch employees if such discussions would violate MLIM’s Ethical Wall policies. Any communication relating to corporate governance matters that a MLIM employee reasonably believes could constitute a violation of such policies should immediately be reported to the Secretary of the Proxy Voting Committee and/or MLIM’s Chief Compliance Officer or General Counsel.

[26]	Subject to the Proxy Voting Policies of Merrill Lynch Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Trust Company FSB trust accounts managed by personnel dually-employed by MLIM.

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     I. Scope of Committee Responsibilities
The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all MLIM clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for MLIM accounts.27
The Committee shall establish MLIM’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties.28 As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.
The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issue. MLIM believes that certain proxy voting issues — such as approval of mergers and other significant corporate transactions — require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common MLIM position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).29

[27]	The Committee may delegate day-to-day administrative responsibilities to other MLIM personnel and/or outside service providers, as appropriate.

[28]	If invited to do so by the Proxy Voting Committee, Merrill Lynch personnel from investment banking, trading, retail brokerage and research areas (“Affiliate Personnel”) may present their views to MLIM’s Proxy Voting Committee on proxy voting issues on which they have expertise to the same extent as other outside parties invited to present to the Proxy Voting Committee. Affiliate Personnel, however, may not serve as members of the Proxy Voting Committee or be allowed to participate in its decision making (other than as presenters).

[29]	The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a MLIM client or otherwise. Where a material issue is involved and the issuer is a client of MLIM, the Committee shall determine, in its discretion, whether, for the purposes of ensuring that an independent determination is reached, to retain sole discretion to cast a vote for MLIM clients.

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While it is expected that MLIM, as a fiduciary, will generally seek to vote proxies over which MLIM exercises voting authority in a uniform manner for all MLIM clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, MLIM believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for MLIM’s clients, on how best to maximize economic value in respect of a particular investment.
The Committee will also be responsible for documenting its basis for (a) any determination to vote a particular proxy in a manner contrary to its generally stated guidelines, (b) any determination to vote a particular proxy in a non-uniform manner, and (c) any other material determination made by the Committee, as well as for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.30 All determinations will be made, and all records maintained, in accordance with the proxy voting standards of ERISA (notwithstanding that ERISA may not apply to all client accounts) and the Advisers Act. Except as may be required by such standards or other applicable legal requirements, or as otherwise set forth herein, the determinations and records of the Committee shall be treated as proprietary, nonpublic and confidential.
The Committee shall be assisted by other MLIM personnel, as may be appropriate. In particular, the Committee has delegated to the “Middle Office” unit of MLIM Operations responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Middle Office unit of MLIM Operations shall do this by interfacing between (1) the Committee and (2) custodians, accountants and other service providers to MLIM and its clients. The Middle Office unit of MLIM Operations shall ensure that proxy voting issues are promptly brought to the Committee’s attention and that the Committee’s proxy voting decisions are appropriately disseminated and implemented.
To assist MLIM in voting proxies, the Committee may retain the services of a firm providing such services. MLIM has currently retained Institutional Shareholder Services (“ISS”) in that role. ISS is an independent adviser that

[30]	The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

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specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MLIM may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

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     Committee Membership
The Committee will be chaired by a senior MLIM investment professional (the “MLIM CIO”) chosen by the MLIM Americas Business Management Committee (or other group consisting of MLIM’s senior executives that may succeed such committee). The MLIM CIO will be assisted by MLIM’s Head of Active Equity Management or another senior MLIM investment professional appointed by the MLIM CIO. The Committee shall consist of portfolio managers and investment analysts appointed by the MLIM CIO who are representative of the Active Equity, Private Investors and Quantitative Advisers divisions of MLIM, and such other personnel with investment or other relevant experience, as the MLIM CIO deems appropriate. No MLIM employee whose responsibilities relate primarily to Marketing or Sales may serve as a member of the Committee. Two members of MLIM’s Legal Advisory Department selected by the General Counsel of MLIM will be non-voting members of the Committee, one who shall serve as the Committee’s Secretary and principal legal counsel and the other who shall serve as Assistant Secretary.
The Committee’s membership shall be limited to full-time employees of MLIM. No person with any investment banking, trading, retail brokerage or research responsibilities for MLIM’s other affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with MLIM might be asked to do so).

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     Special Circumstances
Routine Consents. MLIM may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by MLIM clients. MLIM will generally treat such requests for consents not as “proxies” subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible MLIM investment professionals, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which MLIM clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.
Securities on Loan. Many MLIM clients participate in securities lending programs, either through Merrill Lynch Global Securities Financing (“MLGSF”) (MLIM’s securities lending affiliate) or lending agents unaffiliated with MLIM (such as their custodian). Under most securities arrangements, securities on loan may not be voted by the lender (unless the loan is recalled).31 MLIM believes that each client has a right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a manner that satisfies such client. If a client has determined to participate in a securities lending program, MLIM should therefore defer to the client’s determination that securities lending is beneficial to the account and not attempt to seek recalls solely for the purpose of voting routine proxies. Consequently, it is MLIM’s policy that, in the event that MLIM manages an account for a client that employs a lending agent unaffiliated with MLIM, MLIM will generally not seek to vote proxies relating to securities on loan because MLIM does not have the contractual right to recall such securities on loan from an unaffiliated lending agent for purposes of voting proxies. When MLIM manages an account for a client that employs MLGSF as its lending agent, MLIM will also generally not seek to vote proxies relating to securities on loan unless the MLIM portfolio manager responsible for the account or the Committee has determined that voting the proxy is in the client’s best interest and has requested MLGSF to recall the security in a timely manner, in accordance with MLIM’s internal loan procedures in effect from time to time.
Voting Proxies for Non-US Companies. While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect MLIM’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings, (ii) restrictions on a foreigner’s ability to exercise votes, (iii) requirements to vote proxies in person,

[31]	See, e.g., BMA Master Securities Loan Agreement, 1993 version, paragraph 6.

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(iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.
As a consequence, MLIM votes proxies of non-US companies only on a “best-efforts” basis. In addition, the Committee may determine that it is generally in the best interests of MLIM clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from MLIM portfolio managers) may override such determination with respect to a particular issuer’s shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case MLIM will seek to vote on a best-efforts basis.
Proxies Relating to MLIM Affiliates and MLIM Clients. From time to time, MLIM may be required to vote proxies in respect of an issuer that is an affiliate of MLIM (a “MLIM Affiliate”), or a money management or other client of MLIM (a “MLIM Client”).32 In such event, provided that the Committee is aware of the real or potential conflict, the following procedures shall apply:
▪ if circumstances permit,33 the Committee shall use its best efforts to have clients of MLIM that hold MLIM Affiliate or MLIM Client securities in their accounts34 informed of the potential conflict and their right to direct MLIM’s vote, withdraw MLIM’s voting authority and/or appoint an independent voting fiduciary, in respect of such holdings;
▪ The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving MLIM Affiliates and MLIM Clients. If, however, the matter to be voted on represents a non-routine matter that is

[32]	Such issuers may include investment companies for which MLIM provides investment advisory, administrative and/or other services. MLIM also may be required to vote proxies in respect of issuers that are clients of MLIM’s broker-dealer affiliates. MLIM may or may not be aware of the relationship in such cases. In either event, MLIM’s Ethical Wall policies (supra note 6) shall apply. In addition, in circumstances in which the client relationship is widely known to MLIM personnel and, in the opinion of the Secretary of the Proxy Committee, presents a potential material conflict, the Secretary of the Proxy Committee may advise the Committee to treat the client of an affiliated broker-dealer similarly to a MLIM client for purposes of the policies and procedures described herein.

[33]	Circumstances may not permit MLIM to inform clients of a potential conflict for practical reasons (e.g., lack of time) or legal reasons (e.g., if MLIM cannot communicate the nature of the conflict without also communicating nonpublic information).

[34]	In the case of an investment company advised by MLIM, it shall be sufficient for MLIM to inform a representative of the Board of Directors in accordance with procedures adopted by the investment company from time to time.

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material to a MLIM Affiliate or a MLIM Client and the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of MLIM’s clients;
▪ if the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the MLIM CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the MLIM CIO. The MLIM CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the MLIM Client or Affiliate and whose job evaluations would not be affected by MLIM’s relationship with the MLIM Client or Affiliate (or failure to retain such relationship); and
▪ the subcommittee shall determine whether and how to vote all proxies on behalf of MLIM’s clients or, if the proxy matter is, in the subcommittee’s judgment, akin to an investment decision, defer to MLIM portfolio managers, provided that, if the subcommittee determines to alter MLIM’s normal voting guidelines or, on matters where MLIM’s policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to MLIM on that matter, no proxies relating to the MLIM Client or Affiliate may be voted unless the Secretary, or in the Secretary’s absence, the Assistant Secretary of the Committee concurs that the subcommittee’s determination is consistent with MLIM’s fiduciary duties.

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     IV. Voting Guidelines
The Committee has determined that it is appropriate and in the best interests of MLIM’s clients to adopt the following voting guidelines, which represent the Committee’s usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

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     A. Boards of Directors
These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.
The Committee’s general policy is to vote:

#	VOTE and DESCRIPTION

A.1	FOR nominees for director of United States companies in uncontested elections, except for nominees who

▪ have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business

▪ voted to implement or renew a “dead-hand” poison pill

▪ ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

▪ failed to act on takeover offers where the majority of the shareholders have tendered their shares

▪ are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

▪ on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance

▪ sit on more than six boards of public companies

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#	VOTE and DESCRIPTION

A.2	FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees’ poor records of representing shareholder interests, on a case-by-case basis

A.3	FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.4	AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.5	AGAINST proposals supporting cumulative voting

A.6	FOR proposals eliminating cumulative voting

A.7	FOR proposals supporting confidential voting

A.8	FOR proposals seeking election of supervisory board members

A.9	AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

A.10	AGAINST shareholder proposals for term limits for directors

A.11	FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older

A.12	AGAINST shareholder proposals requiring directors to own a minimum amount of company stock

A.13	FOR proposals requiring a majority of independent directors on a Board of Directors

A.14	FOR proposals to allow a Board of Directors to delegate powers to a committee or committees

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A.15	FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors

A.16	AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer

A.17	FOR proposals to elect account inspectors

A.18	FOR proposals to fix the membership of a Board of Directors at a specified size

A.19	FOR proposals permitting shareholder ability to nominate directors directly

A.20	AGAINST proposals to eliminate shareholder ability to nominate directors directly

A.21	FOR proposals permitting shareholder ability to remove directors directly

A.22	AGAINST proposals to eliminate shareholder ability to remove directors directly

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     B. Auditors
These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.
The Committee’s general policy is to vote:

B.1	FOR approval of independent auditors, except for

▪ auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent

▪ auditors who have rendered an opinion to any company which in the Committee’s opinion is either not consistent with best accounting practices or not indicative of the company’s financial situation

▪ on a case-by-case basis, auditors who in the Committee’s opinion provide a significant amount of non-audit services to the company

B.2	FOR proposals seeking authorization to fix the remuneration of auditors

B.3	FOR approving internal statutory auditors

B.4	FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

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     C. Compensation and Benefits
These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.
The Committee’s general policy is to vote:

C.1	IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company’s plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2	FOR proposals to eliminate retirement benefits for outside directors

C.3	AGAINST proposals to establish retirement benefits for outside directors

C.4	FOR proposals approving the remuneration of directors or of supervisory board members

C.5	AGAINST proposals to reprice stock options

C.6	FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.

C.7	FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years

C.8	AGAINST proposals seeking to pay outside directors only in stock

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C.9	FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits

C.10	AGAINST proposals to ban all future stock or stock option grants to executives

C.11	AGAINST option plans or grants that apply to directors or employees of “related companies” without adequate disclosure of the corporate relationship and justification of the option policy

C.12	FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

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     D. Capital Structure
These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.
The Committee’s general policy is to vote:

D.1	AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company’s total outstanding capital

D.2	FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights

D.3	FOR management proposals approving share repurchase programs

D.4	FOR management proposals to split a company’s stock

D.5	FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

D.6	FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date).

     E. Corporate Charter and By-Laws
These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Committee opposes poison pill provisions.
The Committee’s general policy is to vote:

E.1	AGAINST proposals seeking to adopt a poison pill

E.2	FOR proposals seeking to redeem a poison pill

E.3	FOR proposals seeking to have poison pills submitted to shareholders for ratification

E.4	FOR management proposals to change the company’s name

     F. Corporate Meetings
These are routine proposals relating to various requests regarding the formalities of corporate meetings.
The Committee’s general policy is to vote:

F.1	AGAINST proposals that seek authority to act on “any other business that may arise”

F.2	FOR proposals designating two shareholders to keep minutes of the meeting

F.3	FOR proposals concerning accepting or approving financial statements and statutory reports

F.4	FOR proposals approving the discharge of management and the supervisory board

F.5	FOR proposals approving the allocation of income and the dividend

F.6	FOR proposals seeking authorization to file required documents/other formalities

F.7	FOR proposals to authorize the corporate board to ratify and execute approved resolutions

F.8	FOR proposals appointing inspectors of elections

F.9	FOR proposals electing a chair of the meeting

F.10	FOR proposals to permit “virtual” shareholder meetings over the Internet

F.11	AGAINST proposals to require rotating sites for shareholder meetings

     G. Investment Companies
These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which MLIM provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.
The Committee’s general policy is to vote:

G.1	FOR nominees for director of mutual funds in uncontested elections, except for nominees who

▪ have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business

▪ ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

▪ are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

▪ on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance

G.2	FOR the establishment of new series or classes of shares

G.3	AGAINST proposals to change a fund’s investment objective to nonfundamental

G.4	FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote

G.5	AGAINST a shareholder proposal for the establishment of a director ownership requirement

G.6	FOR classified boards of closed-end investment companies

     H. Environmental and Social Issues
These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.
The Committee’s general policy is to vote:

H.1	AGAINST proposals seeking to have companies adopt international codes of conduct

H.2	AGAINST proposals seeking to have companies provide non-required reports on:

▪ environmental liabilities;

▪ bank lending policies;

▪ corporate political contributions or activities;

▪ alcohol advertising and efforts to discourage drinking by minors;

▪ costs and risk of doing business in any individual country;

▪ involvement in nuclear defense systems

H.3	AGAINST proposals requesting reports on Maquiladora operations or on CERES principles

H.4	AGAINST proposals seeking implementation of the CERES principles

     Notice to Clients
MLIM will make records of any proxy vote it has made on behalf of a client available to such client upon request.35 MLIM will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients’ interests or as may be necessary to effect such votes or as may be required by law.
MLIM encourage clients with an interest in particular proxy voting issues to make their views known to MLIM, provided that, in the absence of specific written direction from a client on how to vote that client’s proxies, MLIM reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.
These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice. MLIM will, however, provide a revised copy of these policies promptly following any amendment to any current client who has, in writing, expressed an interest in receiving updates.

[35]	Such request may be made to the client’s portfolio or relationship manager or addressed in writing to Secretary, MLIM Proxy Voting Committee, Legal Advisory Department, Merrill Lynch Investment Managers, 800 Scudders Mill Road, Plainsboro, NJ 08536.

MFC Global Investment Management
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
PROXY VOTING POLICY
ISSUED: AUGUST 2003

MFC Global Investment Management (U.S.A.) Limited (“MFC-GIM (USA)”) manages money on behalf of, or provides investment advice to, clients.
Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of client funds that any person, familiar with the matters would exercise under similar circumstances in managing the property of another person.
In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time (“Advisers Act”), and any other law which governs the exercise of voting rights by an investment adviser.
A proxy is a shareholder’s right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to an advisor to vote proxies on their behalf.) The right to vote is an asset, as a company’s shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.
Fiduciary Duty Guideline Requirements
When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of, or access to, proxies and any supporting documentation for non-routine issues. As an investment advisory company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.
Our Policy
A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the Portfolio Manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See “Proxy Committees” and “Proxy Services” below.
When voting proxies, the following standards apply:
• The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client’s investment guidelines.

• Each voting decision should be made independently. The Portfolio Manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services (“ISS”) (see “Proxy Service” below), whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time. See “Proxy Committees” below.
• Investment guidelines/contracts should outline how voting matters will be treated, and clients should be notified of voting procedures from time to time in accordance with any applicable legislative requirements.
• The quality of a company’s management is a key consideration factor in the Portfolio Manager’s investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company’s management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.
• As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client’s preferences and the Conflict Procedures set out below.
MFC-GIM (USA) will reasonably consider specific voting instruction requests made to it by clients.
Proxy Services
Each Portfolio Manager is responsible for the voting of securities in portfolios managed by them. In order to assist in voting securities, MFC-GIM (USA) may from time to time delegate certain proxy advisory and voting responsibilities to a third party proxy service provider.
MFC-GIM (USA) has currently delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each Portfolio Manager may rely on ISS’s research and recommendations in casting votes, each Portfolio Manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See “Proxy Committees” below.

MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.
Proxy Committees
From time to time proxy voting issues arise generally or with respect to a specific vote.
In such cases, one or more persons may be appointed as a Proxy Committee to review certain issues.
One or more of such committees may be created on a permanent or temporary basis from time to time. The terms of reference and the procedures under which a committee will operate from time to time must be reviewed by the Legal and Compliance Department. Records of the committee’s deliberations and recommendations shall be kept in accordance with this Policy and applicable law, if any. See “Documentation and Client Notification Requirements” below.
Conflicts Procedures
MFC-GIM (USA) is required to monitor and resolve possible material conflicts (“Conflicts”) between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM (USA) is affiliated with both Manulife Financial Corporation (“MFC”) and The Manufacturers Life Insurance Company (“MLI”). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.
Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the Legal and Compliance department as well as the appropriate desk head. If it is determined by the Legal and Compliance Department that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.
In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a Conflict must appoint a member of the Legal and Compliance team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee’s deliberations, but shall not be entitled to vote as a member of the Committee.
The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable The Proxy Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.

Documentation and Client Notification Requirements
The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for securities held in each portfolio. These should include all records required by applicable law from time to time, such as
• proxy voting procedures and policies, and all amendments thereto;
• all proxy statements received regarding client securities;
• a record of all votes cast on behalf of clients;
• records of all client requests for proxy voting information;
• any documents prepared by the Portfolio Manager or a Proxy Committee that were material to a voting decision or that memorialized the basis for the decision;
• all records relating to communications with clients regarding conflicts of interest in voting; and
• any other material required by law to be kept from time to time.
MFC-GIM(USA) shall describe to clients, or provide a copy of, it’s proxy voting policies and procedures and shall also advise clients how they may obtain information on securities voted in their portfolio.

MFC Global Investment Management (U.S.), LLC
PROXY VOTING POLICY
Proxies for portfolio securities are voted by IRRC according to the following policy.
For issues not covered in the policy, or those to be evaluated on a case-by case basis, the portfolio manager holding he largest number of shares of that security among the JH funds will be contacted for advice and a voting recommendation.
If you have any questions about the procedure, please contact Lois White at 617-375-6214. For questions about the policy, contact Barry Evans at (617-375-1979).
Proxy Voting Summary
We believe in placing our clients’ interests first. Before we invest in a particular stock or bond, our team of portfolio managers and research analysts look closely at the company by examining its earnings history, its management team and its place in the market. Once we invest, we monitor all our clients’ holdings, to ensure that they maintain their potential to produce results for investors.
As part of our active investment management strategy, we keep a close eye on each company we invest in. Routinely, companies issue proxies by which they ask investors like us to vote for or against a change, such as a new management team, a new business procedure or an acquisition. We base our decisions on how to vote these proxies with the goal of maximizing the value of our clients’ investments.
Currently, John Hancock Advisers, LLC (“JHA”) and MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) manage open-end funds, closed-end funds and portfolios for institutions and high-net-worth investors. Occasionally, we utilize the expertise of an outside asset manager by means of a subadvisory agreement. In all cases, JHA or MFC Global (U.S.) makes the final decision as to how to vote our clients’ proxies. There is one exception, however, and that pertains to our international accounts. The investment management team for international investments votes the proxies for the accounts they manage. Unless voting is specifically retained by the named fiduciary of the client, JHA and MFC Global (U.S.) will vote proxies for ERISA clients.
In order to ensure a consistent, balanced approach across all our investment teams, we have established a proxy oversight group comprised of associates from our investment, operations and legal teams. The group has developed a set of policies and procedures that detail the standards for how JHA and MFC Global

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(U.S.) vote proxies. The guidelines of JHA have been approved and adopted by each fund client’s board of trustees who have voted to delegate proxy voting authority to their investment adviser, JHA. JHA and MFC Global (U.S.)’s other clients have granted us the authority to vote proxies in our advisory contracts or comparable documents.
JHA and MFC Global (U.S.) have hired a third party proxy voting service which has been instructed to vote all proxies in accordance with our established guidelines except as otherwise instructed.
In evaluating proxy issues, our proxy oversight group may consider information from many sources, including the portfolio manager, management of a company presenting a proposal, shareholder groups, and independent proxy research services. Proxies for securities on loan through securities lending programs will generally not be voted, however a decision may be made to recall a security for voting purposes if the issue is material.
Below are the guidelines we adhere to when voting proxies. Please keep in mind that these are purely guidelines. Our actual votes will be driven by the particular circumstances of each proxy. From time to time votes may ultimately be cast on a case-by-case basis, taking into consideration relevant facts and circumstances at the time of the vote. Decisions on these matters (case-by-case, abstention, recall) will normally be made by a portfolio manager under the supervision of the chief investment officer and the proxy oversight group. We may abstain from voting a proxy if we conclude that the effect on our clients’ economic interests or the value of the portfolio holding is indeterminable or insignificant.
Proxy Voting Guidelines
Board of Directors
We believe good corporate governance evolves from an independent board.
We support the election of uncontested director nominees, but will withhold our vote for any nominee attending less than 75% of the board and committee meetings during the previous fiscal year. Contested elections will be considered on a case by case basis by the proxy oversight group, taking into account the nominee’s qualifications. We will support management’s ability to set the size of the board of directors and to fill vacancies without shareholder approval but will not support a board that has fewer than 3 directors or allows for the removal of a director without cause.
We will support declassification of a board and block efforts to adopt a classified board structure. This structure typically divides the board into classes with each class serving a staggered term.

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In addition, we support proposals for board indemnification and limitation of director liability, as long as they are consistent with corporate law and shareholders’ interests. We believe that this is necessary to attract qualified board members.
Selection of Auditors
We believe an independent audit committee can best determine an auditor’s qualifications.
We will vote for management proposals to ratify the board’s selection of auditors, and for proposals to increase the independence of audit committees.
Capitalization
We will vote for a proposal to increase or decrease authorized common or preferred stock and the issuance of common stock, but will vote against a proposal to issue or convert preferred or multiple classes of stock if the board has unlimited rights to set the terms and conditions of the shares, or if the shares have voting rights inferior or superior to those of other shareholders.
In addition, we will support a management proposal to: create or restore preemptive rights; approve a stock repurchase program; approve a stock split or reverse stock split; and, approve the issuance or exercise of stock warrants.
Acquisitions, mergers and corporate restructuring
Proposals to merge with or acquire another company will be voted on a case-by-case basis, as will proposals for recapitalization, restructuring, leveraged buyout, sale of assets, bankruptcy or liquidation. We will vote against a reincorporation proposal if it would reduce shareholder rights. We will vote against a management proposal to ratify or adopt a poison pill or to establish a supermajority voting provision to approve a merger or other business combination. We would however support a management proposal to opt out of a state takeover statutory provision, to spin-off certain operations or divisions and to establish a fair price provision.
Corporate Structure and Shareholder Rights
In general, we support proposals that foster good corporate governance procedures and that provide shareholders with voting power equal to their equity interest in the company.
To preserve shareholder rights, we will vote against a management proposal to restrict shareholders’ right to: call a special meeting and to eliminate a shareholders’ right to act by written consent. In addition, we will not support a management proposal to adopt a supermajority vote requirement to change certain

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by-law or charter provisions or a non-technical amendment to by-laws or a charter that reduces shareholder rights.
Equity-based compensation
Equity-based compensation is designed to attract, retain and motivate talented executives and independent directors, but should not be so significant as to materially dilute shareholders’ interests.
We will vote against the adoption or amendment of a stock option plan if the:
• The compensation committee is not fully independent
• plan dilution is more than 10% of outstanding common stock,
• company allows or has allowed the re-pricing or replacement of underwater options in the past three fiscal years (or the exchange of underwater options) without shareholder approval.
• if the option is not premium priced or indexed, or does not vest based on future performance
With respect to the adoption or amendment of employee stock purchase plans or a stock award plan, we will vote against management if:
• the plan allows stock to be purchased at less than 85% of fair market value;
• this plan dilutes outstanding common equity greater than 10%
• all stock purchase plans, including the proposed plan, exceed 15% of outstanding common equity
• if the potential dilution from all company plans is more than 85%
With respect to director stock incentive/option plans, we will vote against management if:
• the minimum vesting period for options or time lapsing restricted stock is les than one year
• if the potential dilution for all company plans is more than 85%
Other Business
For routine business matters which are the subject of many proxy related questions, we will vote with management proposals to:
• change the company name;
• approve other business;
• adjourn meetings;
• make technical amendments to the by-laws or charters;
• approve financial statements;
• approve an employment agreement or contract.
Shareholder Proposals
Shareholders are permitted per SEC regulations to submit proposals for inclusion in a company’s proxy statement. We will generally vote against shareholder

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proposals and in accordance with the recommendation of management except as follows where we will vote for proposals:
• calling for shareholder ratification of auditors;
• calling for auditors to attend annual meetings;
• seeking to increase board independence;
• requiring minimum stock ownership by directors;
• seeking to create a nominating committee or to increase the independence of the nominating committee;
• seeking to increase the independence of the audit committee.
Corporate and social policy issues
We believe that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors.
Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote against business practice proposals and abstain on social policy issues, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.
Proxy Voting Procedures
The role of the proxy voting service
John Hancock Advisers, LLC (“JHA”) and MFC Global Investment Management (U.S.) (“MFC Global (U.S.)”) have hired a proxy voting service to assist with the voting of client proxies. The proxy service coordinates with client custodians to ensure that proxies are received for securities held in client accounts and acted on in a timely manner. The proxy service votes all proxies received in accordance with the proxy voting guidelines established and adopted by JHA and MFC Global (U.S.). When it is unclear how to apply a particular proxy voting guideline or when a particular proposal is not covered by the guidelines, the proxy voting service will contact the proxy oversight group coordinator for a resolution.
The role of the proxy oversight group and coordinator
The coordinator will interact directly with the proxy voting service to resolve any issues the proxy voting service brings to the attention of JHA or MFC Global (U.S.). When a question arises regarding how a proxy should be voted the coordinator contacts the firm’s investment professionals and the proxy oversight group for a resolution. In addition the coordinator ensures that the proxy voting service receives responses in a timely manner. Also, the coordinator is responsible for identifying whether, when a voting issue arises, there is a potential conflict of interest situation and then escalating the issue to the firm’s Executive Committee. For securities out on loan as part of a securities lending program, if a

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decision is made to vote a proxy, the coordinator will manage the return/recall of the securities so the proxy can be voted.
The role of mutual fund trustees
The boards of trustees of our mutual fund clients have reviewed and adopted the proxy voting guidelines of the funds’ investment adviser, JHA. The trustees will periodically review the proxy voting guidelines and suggest changes they deem advisable.
Conflicts of interest
Conflicts of interest are resolved in the best interest of clients.
With respect to potential conflicts of interest, proxies will be voted in accordance with JHA’s or MFC Global (U.S.)’s predetermined policies. If application of the predetermined policy is unclear or does not address a particular proposal, a special internal review by the JHA Executive Committee or MFC Global (U.S.) Executive Committee will determine the vote. After voting, a report will be made to the client (in the case of an investment company, to the fund’s board of trustees), if requested. An example of a conflict of interest created with respect to a proxy solicitation is when JHA or MFC Global (U.S.) must vote the proxies of companies that they provide investment advice to or are currently seeking to provide investment advice to, such as to pension plans.

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MFC Global Investment Management US
Investment Operations
     Procedures
     Last Revised: 11/09/06
File Name: Proxy Procedures.doc
The MFC GIM (U.S.) IMA group votes proxy ballots on behalf of all JH mutual funds (except JH International Fund), institutional, and private client accounts. The following list is a specific set of instructions to vote the proxies through Institutional Shareholder Services. JH utilizes the SmartVoter platform, wherein individual ballot proposals are voted according to uniform guidelines that are set annually by the JH Proxy Committee. If a proxy contains unique proposals that are outside of the scope of the guidelines, the Portfolio Manager with the greatest holdings will be emailed the proposal, and he or she will decide the vote.
-	Log onto ISS website, https://ga.issproxy.com/

-	Click into Meetings tab to access the proxy ballots

-	Sort ballots by clicking the Cutoff date header.

-	Ballots are listed by cutoff date, meeting date, date of ballot receipt, company, status and country.

-	To view ballot click on the company name

-	When viewing ballot, note which funds hold the security, the meeting date, the cutoff date, CUSIP and proposal.

-	On all funds, vote with the 594 Recommendations.

-	After vote has been selected, set page setup to landscape, and print page.

-	Submit ballot, and you will be brought to the confirmation screen. Print the confirmation screen and select confirm.
Refer Items
-	If 594 Rec is REFER, email PM of the fund that holds the most Available Shares of the security. To check this, run 4CrossHldgHLD on Portia for CUSIP and verify which fund holds the most shares as of the record date.

-	Consult fund matrix to look up the PM of the fund, and send out an email (from JHProxy mailbox) in the following format requesting voting instructions:

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     The company referenced above has a proxy proposal that requires your vote. Please advise via return email whether to vote FOR / AGAINST / ABSTAIN the following proposals:
Proposal # 1 ...
Proposal # 2 ...
I have attached the ISS’s research for this meeting. The deadline for voting is March XXth, and the meeting takes place on March XX, 2006
- Attach the ISS Governance Research PDF file to the email.
*If research is unavailable be sure to mention that in the body of the email.
- The email header should contain: Proxy — Company Name — Vote Cutoff — Cutoff Date
       (=Day prior to actual Cutoff displayed on ISS)
- If a ballot shows up on ISS with a case-by-case (REFER) vote needing PM instruction on the same day as the cutoff date, send off the email as normal, but make note of the short notice in the Proxy folder in the spreadsheet ISS SHORT NOTICE MEETINGS2006
No PM Response
-	If a PM does not respond to the email requesting voting instructions, vote ABSTAIN on the case-by-case (REFER) proposals. In addition, be sure to document that the PM did not respond- S: Fund Financial Management\PRIVACCT\Proxy\No PM Response. Fill in the parameters of the spreadsheet, and note any reason that may be the cause for the lack of response from the portfolio manager.

-	Ballots that do not get voted by the cutoff date will be automatically voted by ISS. They have standing instructions to vote in accordance with the SmartVoter recommendations and to vote ABSTAIN on all REFER recommendations. ISS will notify us via email if they have submitted a ballot.
PCG / Retail Account
-	If the only holder of the security is JHA private account, email Tom/Ryan the Record Date and CUSIP. Tom/Ryan will provide you with the PM to contact on all REFER proposals
Changing Vote — Voting Against Guidelines
1.	If a Portfolio Manager requests a vote “against” John Hancock voting guidelines, the JH Proxy Committee must be notified before submitting the ballot. Send an email (from JHProxy) to each of the committee members stating the JH policy recommendation, as well as, the PM’s recommendation. Please be sure to include the PM’s justification for the vote against guidelines in the email. The current Proxy Committee members are:

Ismail Gunes, Barry Evans, Tim Keefe, Frank Knox, Mark Schmeer

Also, be sure to save all correspondence to/from the Proxy Committee in the JHProxy/Committee folder.

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1
FEBRUARY 28, 2008
MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES
POLICY STATEMENT
Introduction — Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.
The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).
Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds— collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing longterm investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.
Proxy Research Services — RiskMetrics Group ISS Governance Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations.

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While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.
Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.
II. GENERAL PROXY VOTING GUIDELINES
To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein), including the guidelines set forth below. These guidelines address a broad range of issues, and provide general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.
We endeavor to integrate governance and proxy voting policy with investment goals and to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers, but such a split vote must be approved by the Proxy Review Committee.
We may abstain on matters for which disclosure is inadequate.
A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:
•	Approval of financial statements and auditor reports.

•	General updating/corrective amendments to the charter, articles of association or bylaws.

•	Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.
We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.
B. Board of Directors
1. Election of directors: In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:
a. We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.
i. At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.
ii. We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

b. Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committee.
c. We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.
d. We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pills would be seen as a basis for opposing one or more incumbent nominees.
e. In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such.
f. We consider withholding support from or voting against a nominee who has failed to attend at least 75% of board meetings within a given year without a reasonable excuse.
g. We consider withholding support from or voting against a nominee who serves on the board of directors of more than six companies (excluding investment companies). We also consider voting against a director who otherwise appears to have too many commitments to serve adequately on the board of the company.
2. Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.
3. Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

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4. Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.
5. Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.
6. Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.
7. Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board). U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.
8. Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.
9. Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.
10. Proposals to limit directors’ liability and/or broaden indemnification of directors. Generally, we will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.
C. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis. However, proposals for mergers or other significant transactions that are friendly and approved by the Research Providers generally will be supported and in those instances will not need to be reviewed by the Proxy Review Committee, where there is no portfolio manager objection and where there is no material conflict of interest. We also analyze proxy contests on a case-by-case basis.

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D. Changes in capital structure.
1.	We generally support the following:
•	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•	Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding.

•	Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Management proposals to effect stock splits.

•	Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Management proposals for higher dividend payouts.
2.	We generally oppose the following (notwithstanding management support):
•	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•	Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders.

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•	Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•	Proposals relating to changes in capitalization by 100% or more.
We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.
E. Takeover Defenses and Shareholder Rights
1. Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles; and the specific context if the proposal is made in the midst of a takeover bid or contest for control.
2. Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.
3. Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.
4. Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.
5. Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

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6. Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.
F. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.
G. Executive and Director Remuneration.
1. We generally support the following proposals:
•	Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•	Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.
2. Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation

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(salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.
3. Shareholder proposals advocating stronger and/or particular pay-forperformance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.
4. We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.
5. We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in option exercises.
6. Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.
H. Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine whether they will have a financial impact on shareholder value. However, we generally vote against proposals requesting reports that are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We generally oppose proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.
I. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

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III. ADMINISTRATION OF POLICY
The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for creating and implementing the Policy, working with an MSIM staff group (the “Corporate Governance Team”). The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.
The Committee Chairperson is the head of the Corporate Governance Team, and is responsible for identifying issues that require Committee deliberation or ratification. The Corporate Governance Team, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The Corporate Governance Team has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance, and to refer other case-by-case decisions to the Proxy Review Committee.
The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.
A. Committee Procedures
B.
The Committee will meet at least monthly to (among other matters) address any outstanding issues relating to the Policy or its implementation. The Corporate Governance Team will timely communicate to ISS MSIM’s Policy (and any amendments and/or any additional guidelines or procedures the Committee may adopt).
The Committee will meet on an ad hoc basis to (among other matters): (1) authorize “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy.
Members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held

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in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.
C. Material Conflicts of Interest
D.
In addition to the procedures discussed above, if the Committee determines that an issue raises a material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).
The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the Chairperson. The Special Committee may request the assistance of MSIM’s General Counsel or his/her designee who will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.
C. Identification of Material Conflicts of Interest
A potential material conflict of interest could exist in the following situations, among others:
1. The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer.
2. The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.
3. Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).
If the Chairperson of the Committee determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the Chairperson will address the issue as follows:

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1. If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.
2. If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.
3. If the Research Providers’ recommendations differ, the Chairperson will refer the matter to the Committee to vote on the proposal. If the Committee determines that an issue raises a material conflict of interest, the Committee will request a Special Committee to review and recommend a course of action, as described above. Notwithstanding the above, the Chairperson of the Committee may request a Special Committee to review a matter at any time as he/she deems necessary to resolve a conflict.
E. Proxy Voting Reporting
F.
The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by an MSIM Fund, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.
The Corporate Governance Team will timely communicate to applicable portfolio managers and to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.
MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.
MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.
APPENDIX A
The following procedures apply to accounts managed by Morgan Stanley AIP GP LP (“AIP”).

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Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.
In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.
Waiver of Voting Rights
For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:
1. Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and
2. Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.
APPENDIX B
The following procedures apply to the portion of the Van Kampen Dynamic Credit Opportunities Fund (“VK Fund”) sub advised by Avenue Europe International Management, L.P. (“Avenue”). (The portion of the VK Fund managed solely by Van Kampen Asset Management will continue to be subject to MSIM’s Policy.)

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1. Generally: With respect to Avenue’s portion of the VK Fund, the Board of Trustees of the VK Fund will retain sole authority and responsibility for proxy voting. The Adviser’s involvement in the voting process of Avenue’s portion of the VK Fund is a purely administrative function, and serves to execute and deliver the proxy voting decisions made by the VK Fund Board in connection with the Avenue portion of the VK Fund, which may, from time to time, include related administrative tasks such as receiving proxies, following up on missing proxies, and collecting data related to proxies. As such, the Adviser shall not be deemed to have voting power or shared voting power with Avenue with respect to Avenue’s portion of the Fund.
2. Voting Guidelines: All proxies, with respect to Avenue’s portion of the VK Fund, will be considered by the VK Fund Board or such subcommittee as the VK Fund Board may designate from time to time for determination and voting approval. The VK Board or its subcommittee will timely communicate to MSIM’s Corporate Governance Group its proxy voting decisions, so that among other things the votes will be effected consistent with the VK Board’s authority.
3. Administration: The VK Board or its subcommittee will meet on an adhoc basis as may be required from time to time to review proxies that require its review and determination. The VK Board or its subcommittee will document in writing all of its decisions and actions which will be maintained by the VK Fund, or its designee(s), for a period of at least 6 years. If a subcommittee is designated, a summary of decisions made by such subcommittee will be made available to the full VK Board for its information at its next scheduled respective meetings.

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MUNDER CAPITAL MANAGEMENT
PROXY VOTING POLICY
     Munder has adopted and implemented Proxy Procedures and has established a “Proxy Committee” as a means reasonably designed to ensure that Munder votes any proxy or other beneficial interest in an equity security prudently and solely in the best interest of the Fund considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.
     Munder has retained Institutional Shareholder Services (“ISS”) to review proxies received for client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. Munder has also retained ISS to provide its voting agent service. As such, ISS is responsible for ensuring that all proxy ballots are submitted in a timely manner. At least annually, the Proxy Committee will review ISS’s “Proxy Voting Guidelines” to confirm that they are consistent in all material respects with Munder’s Proxy Procedures. The Proxy Committee meets as needed to administer Munder’s proxy review and voting process and revise and update the Proxy Procedures as appropriate. At least monthly, the Proxy Committee reviews selected recommendations made by ISS to further the goal of voting proxies in a manner consistent with the best interest of Munder’s client accounts.
     Munder generally will vote proxies consistent with ISS’s recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS’s advice and recommendations with respect to a particular proxy does not outweigh the potential benefits to clients from the review of ISS’s advice and recommendations. In addition, the Proxy Committee will review ISS’s recommendations if client holdings for a particular issuer are of meaningful size or value.
     For these purposes, the holding of a particular issuer would be considered to be meaningful if: (i) the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least two percent (2%) of the fair market value of any advisory client’s account and the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or (ii) all client accounts with respect to which Munder holds full discretionary authority to vote a client’s proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer.
     In each instance where Munder does not separately review ISS’s recommendations, clients’ proxies will always be voted consistent with ISS’s recommendations. In each instance where Munder does separately review ISS’s recommendation, Munder may vote differently from ISS’s recommendation, if, based upon certain criteria generally described in the following paragraph, Munder determines that such vote is in the best interests of the Fund.
     Munder generally is willing to vote with recommendations of management on matters of a routine administrative nature (e.g., appointment or election of auditors). Munder’s position is that management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. Munder generally is opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. With respect to those issues, Munder will generally refrain from voting or vote with management. Munder is generally not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares (e.g., executive compensation issues) without independent analysis. Munder believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis.

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     From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS’s recommendation on how to vote proxies for one or more resolutions. However, because Munder may have business interests that expose it to pressure to vote a proxy in a manner that may not be in the best interest of the Fund, all requests to vote differently from the ISS recommendation with respect to a particular matter must be submitted to the Proxy Committee and Munder’s legal/compliance department (“Legal/Compliance Department”) for independent review. In that review, the Proxy Committee seeks to determine whether the request is in the best interests of the Fund and to identify any actual or potential conflicts between the interests of Munder and those of the Fund. If the Proxy Committee approves the request, it is then submitted to the Legal/Compliance Department for review of any actual or potential conflicts of interest that have been identified. The Legal/Compliance Department must approve a request before it is implemented. Such a request for approval will be accompanied by a written description of the conflict. The Legal/Compliance Department may approve a request only under the following conditions:
(i)	No Conflict. No conflict of interest is identified.

(ii)	Immaterial or Remote Conflict. A potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

(iii)	Material Conflict. In the event a potential or actual conflict of interest is identified and appears to be material, the Legal/Compliance Department may approve the request only with written approval from its applicable clients. If an override request is approved by clients holding a majority of the subject shares over which Munder has voting discretion, the Legal/Compliance Department may approve the override with respect to all applicable clients without seeking or obtaining additional approval from each of them. If approval is not obtained from clients holding a majority of the subject shares held by unaffiliated clients, Munder will vote the shares in accordance with ISS’s recommendation.
     A copy of Munder’s Proxy Voting Policies and Procedures is available without charge, upon request, at www.munder.com.

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PIMCO
Proxy Voting Policy and Procedures36
     The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Pacific Investment Management Company LLC (“PIMCO”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”).37 PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) and separate investment accounts for other clients.38 These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO’s Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as set forth in the Department of Labor’s rules and regulations.39
     PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.40

[36]	Revised as of May 7, 2007.

[37]	These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

[38]	These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

[39]	Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client’s account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

[40]	For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients. For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

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     Set forth below are PIMCO’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.
General Statements of Policy
     These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.
     PIMCO may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.
Conflicts of Interest
     PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:
1.	convening an ad-hoc committee to assess and resolve the conflict;[41]

2.	voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;

4.	suggesting that the client engage another party to determine how the proxies should be voted;

5.	delegating the vote to an independent third-party service provider; or

6.	voting in accordance with the factors discussed in these Policies and Procedures.
PIMCO will document the process of resolving any identified material conflict of interest.
Reporting Requirements and the Availability of Proxy Voting Records
     Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how

[41]	Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

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PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.
PIMCO Record Keeping
     PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.
     Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.
Review and Oversight
     PIMCO’s proxy voting procedures are described below. PIMCO’s Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.
     Because PIMCO has contracted with State Street Investment Manager Solutions, LLC (“IMS West”) to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.
     1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO’s Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).
     2. Conflicts of Interest. PIMCO’s Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to PIMCO’s Middle Office Group for consideration

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by the appropriate portfolio manager(s). However, if a conflict does exist, PIMCO’s Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.
     3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO’s Middle Office Group.
     4. Review. PIMCO’s Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO’s Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager’s decision as to how it should be voted.
     5. Transmittal to Third Parties. IMS West will document the portfolio manager’s decision for each proxy received from PIMCO’s Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.
     6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.
Categories of Proxy Voting Issues
     In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of PIMCO’s clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client’s proxies.
     Board of Directors
     1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

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     2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.
     3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.
     4. Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.
     5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.
     6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

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     Proxy Contests and Proxy Contest Defenses
     1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.
     2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.
     3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.
     4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.
     5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.
     6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.
     Tender Offer Defenses
     1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.
     2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.
     3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether

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these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.
     Capital Structure
     1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.
     2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.
     3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.
     4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.
     Executive and Director Compensation
     1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.
     2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs

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for outside directors compare with the standards of internal stock option programs.
     3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.
     State of Incorporation
     State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.
     Mergers and Restructurings
     1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.
     2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.
     Investment Company Proxies
For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.
For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

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     1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.
     2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.
     3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.
     4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.
     5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.
     6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.
     7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.
     8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

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     9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.
     10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund’s charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.
     11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.
     12. Change in Fund’s Subclassification. PIMCO may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.
     Distressed and Defaulted Securities
     1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.
     2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.
     Miscellaneous Provisions
     1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.” PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”: (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO’s responsibility to consider actions before supporting them.

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     2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.
     3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.
     4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.
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Pzena Investment Management, LLC
Amended and Restated
Proxy Voting Policies and Procedures
Effective July 1, 2003
and
Further amended March 15, 2004, August 1, 2004 and July 19, 2006
I. Requirements Described
     A. Investment Advisers Act Requirements. Although the Investment Advisers Act of 1940, as amended (the “Advisers Act”), does not explicitly require that a registered investment adviser vote client-owned shares on behalf of its clients, the SEC contends that the adviser’s fiduciary duty extends to voting (as well as trading) and requires that, if the adviser has the obligation to vote shares beneficially owned by its clients, the adviser vote in the best interest of clients. In addition, Rule 206(4)-6 of the Advisers Act requires an investment adviser who exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of clients, to disclose to clients information about those policies and procedures, to disclose to clients how they may obtain information on how the adviser has voted their proxies, and to maintain certain records relating to proxy voting.
     B. United Kingdom Code of Conduct Considerations. Certain offshore clients have contractually obligated PIM to vote proxies and take other corporate actions consistent with the UK Combined Code of Practice. This Combined Code is the UK equivalent of to the Sarbanes-Oxley Act. The Combined Code is mostly a prudential guide setting out the kinds of things investment firms should be watching out for in their portfolio companies in order to ensure shareholders derive value from their investments. With respect to proxy voting, the Combined Code emphasizes that investment advisers have a responsibility to make considered use of their votes. Best practice recommendations under the Combined Code for fulfilling this duty include meetings between the investment adviser and senior management of portfolio companies, and monitoring of portfolio companies’ (1) governance arrangements (particularly those relating to board composition, structure, accountability and independence), (2) management compensation arrangements, (3) financial reporting; (4) internal controls, and (5) approach to corporate social responsibility.
     C. ERISA Considerations. The Department of Labor has taken the position that an investment adviser managing pension plan assets generally has the responsibility to vote shares held by the plan and subject to the investment adviser’s management, unless this responsibility is specifically allocated to some other person pursuant to the governing plan documents. The following principles apply to voting responsibilities of an investment adviser with respect to shares held on behalf of an ERISA pension plan:

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1.	Responsibility for voting should be clearly delineated between the adviser and the trustee or other plan fiduciary that appointed the adviser.

2.	An adviser with voting authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures.

3.	In voting, an investment adviser must act prudently and solely in the interests of pension plan participants and beneficiaries. An investment adviser must consider factors that would affect the value of the plan’s investments and may not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. (However, other Department of Labor pronouncements in the context of investment decisions indicate that social considerations may be used in making investment decisions to select among investments of equal risk and return.)

4.	No one can direct the investment manager’s vote on a specific issue or on a specific company unless that contingency is provided for in writing and the person giving such direction is a named fiduciary of the plan.

5.	The client must periodically monitor the adviser’s voting activities, and both the client’s monitoring activities and the adviser’s voting activities (including the votes cast in each particular case) must be documented.
II. Procedures
     A. Introduction
     As of October 1, 2001, PIM (“PIM”) began subscribing to a proxy monitor and voting agent service offered by Institutional Shareholder Services, Inc. (“ISS”). Under the written agreement between ISS and PIM, ISS provides a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our separately managed account client portfolios and the U.S. companies in the Pzena Investment Management International—Pzena Global Value Service portfolio. They also vote, record and generate a voting activity report for our clients and offer a social investment research service which enables us to screen companies for specific issues (e.g., tobacco, alcohol, gambling). The provision of these services became operational as of November 15, 2001. PIM retains responsibility for instructing ISS how to vote, and we still apply our own guidelines as set forth herein when voting. If PIM does not issue instructions for a particular vote, the default is for ISS to mark the ballots in accordance with these guidelines (when they specifically cover the item being

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voted on), and with management (when there is no PIM policy covering the vote).42
     PIM personnel continue to be responsible for entering all relevant client and account information (e.g., changes in client identities and portfolio holdings) in the Indata system. A direct link download has been established between PIM and ISS providing data from the Indata System. ISS assists us with our recordkeeping functions, as well as the mechanics of voting. As part of ISS’s recordkeeping/administrative function, they receive and review all proxy ballots and other materials, and generate reports regarding proxy activity during specified periods, as requested by us. To the extent that the Procedures set forth in the Section II are carried out by ISS, PIM will periodically monitor ISS to insure that the Procedures are being followed and will conduct random tests to verify that proper records are being created and retained as provided in Section 4 below.
     B. Compliance Procedures
     PIM’s standard Investment Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client’s account. In those instances where PIM does not have proxy voting responsibility, it shall forward to the client or to such other person as the client designates any proxy materials received by it. In all instances where PIM has voting responsibility on behalf of a client, it follows the procedures set forth below. The Director of Research is responsible for monitoring the PIM Analyst’s compliance with such procedures when voting. The Chief Compliance Officer is responsible for monitoring overall compliance with these procedures.
     C. Voting Procedures
1.	Determine Proxies to be Voted
          Based on the information provided by PIM via the direct link download established between PIM and ISS mentioned above, ISS shall determine what proxy votes are outstanding and what issues are to be voted on for all client accounts. Proxies received by ISS will be matched against PIM’s records to verify that each proxy has been received. If a discrepancy is discovered, ISS will use reasonable efforts to resolve it, including calling PIM and/or applicable Custodians. Pending votes will be forwarded first to the firm’s Chief Compliance Officer who will perform the conflicts checks described in Section 2 below. Once the conflicts checks are completed, the ballots and supporting proxy materials will be returned to the Proxy Coordinator who will forward them on to the Analyst who is responsible for the Company soliciting the proxy. Specifically, the Analyst will receive a red folder containing the proxy statement, a printout of the Company’s Annual Report, the proxy analysis by ISS,

[42]	This default was phased in during early 2002 in order to give ISS time to customize their system. If we did not issue instructions for a particular proxy during the phase-in period. ISS marked the affected ballots based on the recommendations issued by ISS for that vote.

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a blank disclosure of personal holdings form, and one or more vote record forms.43 The Analyst will then mark his/her voting decision on the Vote Record Form, initial this form to verify his/her voting instructions, and return the red folder to the Proxy Coordinator who will then enter the vote into the ISS/Proxy Monitor System. Any notes or other materials prepared or used by the Analyst in making his/her voting decision shall also be filed in the red folder.
          If an Analyst desires to vote against management or contrary to the guidelines set forth in this proxy voting policy or the written proxy voting policy designated by a specific client, the Analyst will discuss the vote with the Chief Executive Officer and/or Director of Research and the Chief Executive Officer and/or Director of Research shall determine how to vote the proxy based on the Analyst’s recommendation and the long term economic impact such vote will have on the securities held in client accounts. If the Chief Executive Officer and/or Director of Research agree with the Analyst recommendation and determines that a contrary vote is advisable the Analyst will provide written documentation of the reasons for the vote (by putting such documentation in the red folder and/or e-mailing such documentation to the Proxy Coordinator and General Counsel/Chief Compliance Officer for filing.) When the Analyst has completed all voting, the Analyst will return the red folder to the Proxy Coordinator who will enter the votes in the ISS system. Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.
2.	Identify Conflicts and Vote According to Special Conflict Resolution Rules
          The primary consideration is that PIM act for the benefit of its clients and place its client’s interests before the interests of the firm and its principals and employees. The following provisions identify potential conflicts of interest that are relevant to and most likely to arise with respect to PIM’s advisory business and its clients, and set forth how we will resolve those conflicts. In the event that the Research Analyst who is responsible for the Company soliciting a particular proxy has knowledge of any facts or circumstances which the Analyst believes are or may appear be a material conflict, the Analyst will advise PIM’s Chief Compliance Officer, who will convene a meeting of the proxy committee to determine whether a conflict exists and how that conflict should be resolved.
     a. PIM has identified the following areas of potential concern:
•	Where PIM manages any pension or other assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios.

[43]	A separate ballot and vote record form may be included in the red folder if the company soliciting the proxy is included in the portfolio of a client who has designated specific voting guidelines in writing to PIM which vary substantially from these policies and if the Custodian for that client does not aggregate ballots before sending them to ISS. In such event, the Analyst shall evaluate and vote such ballot on an individual basis in accordance with the applicable voting guidelines.

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•	Where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios.

•	Where PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios.

•	Where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling.
     b. To address the first potential conflict identified above, PIM’s Chief Compliance Officer will maintain a list of public company clients that will be updated regularly as new client relationships are established with the firm. Upon receipt of each proxy to be voted for clients, the Proxy Coordinator will give the ballot and supporting proxy materials to PIM’s Chief Compliance Officer who will check to see if the company soliciting the proxy is also on the public company client list. If the company soliciting the vote is on our public company client list and PIM still manages pension or other assets of that company, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     c. To address the second potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if the proponent of any shareholder proposal is one of PIM’s clients (based on the client list generated by our Portfolio Management System, Indata). If the proponent of a shareholder proposal is a PIM client, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     d. To address the third potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is one of PIM’s individual clients (based on the client list generated by our Portfolio Management System, Indata). For purposes of this check, individual clients shall include natural persons and testamentary or other living trusts bearing the name of the grantor, settlor, or beneficiary thereof. If a director or director nominee is a PIM client, the Chief Compliance Officer will note this in the red folder so that the

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Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     e. To address the fourth potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is a PIM officer, director or employee or an immediate family member thereof (based on the written responses of PIM personnel to an annual questionnaire in this regard). If a director or director nominee is a PIM officer, director or employee or an immediate family member thereof, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     f. The following special rules shall apply when a conflict is noted in the red folder:
     i. In all cases where PIM manages the pension or other assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
     ii. The identity of the proponent of a shareholder proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise influence an Analyst’s determination whether a vote for or against a proposal is in the best interests of PIM’s clients.
     iii. If PIM has proxy voting authority for a client who is the proponent of a shareholder proposal and PIM determines that it is in the best interests of its clients to vote against that proposal, a designated member of PIM’s client service team will notify the client-proponent and give that client the option to direct PIM in writing to vote the client’s proxy differently than it is voting the proxies of its other clients.
     iv. If the proponent of a shareholder proposal is a PIM client whose assets under management with PIM constitute 30% or more of PIM’s total assets under management, and PIM has determined that it is in the best interests of its clients to vote for that proposal, PIM will disclose its intention to vote for such proposal to each additional client who also holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within 3 business days of delivery of such disclosure, PIM will be free to vote such client’s proxy as stated in such disclosure.
     v. In all cases where PIM manages assets of an individual client and that client is a corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the

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proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
     vi. In all cases where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
          Notwithstanding any of the above special rules to the contrary, in the extraordinary event that it is determined by unanimous vote of the Director of Research, the Chief Executive Officer, and the Research Analyst covering a particular company that the ISS recommendation on a particular proposal to be voted is materially adverse to the best interests of the clients, then in that event, the following alternative conflict resolution procedures will be followed:
          A designated member of PIM’s client service team will notify each client who holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies, and disclose all of the facts pertaining to the vote (including, PIM’s conflict of interest, the ISS recommendation, and PIM’s recommendation). The client then will be asked to direct PIM how to vote on the issue. If a client does not give any direction to PIM within 3 business days of delivery of such disclosure, PIM will be free to vote such client’s proxy in the manner it deems to be in the best interest of the client.
          When PIM’s conflicts resolution policies call for PIM to defer to ISS recommendations, PIM will make a case-by-case evaluation of whether this deferral is consistent with its fiduciary obligations by inquiring about and asking for representations from ISS on any potential conflicts it has or may have with respect to the specific vote. PIM will do this by making an email inquiry to disclosure@isspolicy.com. PIM will not do this, however, when this Proxy Policy permits PIM to defer to ISS when PIM has to vote a proxy of company shares that PIM accepted as an accommodation to a new client as part of an account funding, but then liquidated shortly thereafter because such securities were not in PIM’s model.
          On an annual basis, the Compliance Department also will review the conflicts policies and Code of Conduct that ISS posts on its website. This review will be conducted in February of each year before the start of proxy voting season.
          3. Vote
          Each proxy that comes to PIM to be voted shall be evaluated on the basis of what is in the best interest of the clients. We deem the best interests of the clients to be that which maximizes shareholder value and yields the best economic results (e.g., higher stock prices, long-term financial health, and stability). In evaluating proxy issues, PIM will rely on ISS to identify and flag factual issues of relevance and importance. We also will use information gathered as a result of the in-depth research and on-going company analyses performed by our investment team in making buy, sell and hold decisions for our

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client portfolios. This process includes periodic meetings with senior management of portfolio companies. PIM may also consider information from other sources, including the management of a company presenting a proposal, shareholder groups, and other independent proxy research services. Where applicable, PIM also will consider any specific guidelines designated in writing by a client.
          The Research Analyst who is responsible for following the company votes the proxies for that company. If such Research Analyst also beneficially owns shares of the company in his/her personal trading accounts, the Research Analyst must complete a special “Disclosure of Personal Holdings Form” (blank copies of which will be included in each red folder), and the Director of Research must sign off on the Research Analyst’s votes for that company by initialing such special form before it and the vote record sheet are returned to the Proxy Coordinator. It is the responsibility of each Research Analyst to disclose such personal interest and obtain such initials. Any other owner, partner, officer, director, or employee of the firm who has a personal or financial interest in the outcome of the vote is hereby prohibited from attempting to influence the proxy voting decision of PIM personnel responsible for voting client securities.
          Unless a particular proposal or the particular circumstances of a company may otherwise require (in the case of the conflicts identified in Section 2 above) or suggest (in all other cases), proposals generally shall be voted in accordance with the following broad guidelines:
     a. Support management recommendations for the election of directors and appointment of auditors (subject to i below).
     b. Give management the tools to motivate employees through reasonable incentive programs. Within these general parameters, PIM generally will support plans under which 50% or more of the shares awarded to top executives are tied to performance goals. In addition, the following are conditions that would generally cause us to vote against a management incentive arrangement:
     i. With respect to incentive option arrangements:
•	The proposed plan is in excess of 10% of shares, or

•	The company has issued 3% or more of outstanding shares in a single year in the recent past, or

•	The new plan replaces an existing plan before the existing plan’s termination date (i.e., they ran out of authorization) and some other terms of the new plan are likely to be adverse to the maximization of investment returns.

For purposes hereof, the methodology used to calculate the share threshold in (i) above shall be the (sum of A + B) divided by (the sum of A + B + C + D), where:

A = the number of shares reserved under the new plan/amendment

B = the number of shares available under continuing plans

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C = granted but unexercised shares under all plans

D = shares outstanding, plus convertible debt, convertible equity, and warrants
     ii. With respect to severance, golden parachute or other incentive compensation arrangements:
•	The proposed arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company’s industry (based solely on information about those arrangements which may be found in the company’s public disclosures and in ISS reports); or

•	The proposed parachute or severance arrangement is considerably more financially or economically attractive than continued employment. Although PIM will apply a case-by-case analysis of this issue, as a general rule, a proposed severance arrangement which is 3 or more times greater than the affected executive’s then current compensation shall be voted against unless such arrangement has been or will be submitted to a vote of shareholders for ratification; or

•	The triggering mechanism in the proposed arrangement is solely within the recipient’s control (e.g., resignation).
     c. Support facilitation of financings, acquisitions, stock splits, and increases in shares of capital stock that do not discourage acquisition of the company soliciting the proxy.
     d. Vote against shareholder social issue proposals unless specifically required in writing by a client to support a particular social issue or principle.
     e. Support anti-takeover measures that are in the best interest of the shareholders, but oppose poison pills and other anti-takeover measures that entrench management and/or thwart the maximization of investment returns.
     f. Oppose classified boards and any other proposals designed to eliminate or restrict shareholders’ rights.
     g. Oppose proposals requiring super majority votes for business combinations unless the particular proposal or the particular circumstances of the affected company suggest that such a proposal would be in the best interest of the shareholders.
     h. Oppose vague, overly broad, open-ended, or general “other business” proposals for which insufficient detail or explanation is provided or risks or consequences of a vote in favor cannot be ascertained.
     i. Make sure management is complying with current requirements of the NYSE, NASDAQ and Sarbanes-Oxley Act of 2002 focusing on auditor independence and improved board and committee representation. Within these general parameters, the opinions and recommendations of ISS will be thoroughly evaluated and the following guidelines will be considered:

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•	PIM generally will vote against auditors and withhold votes from Audit Committee members if Non-audit (“other”) fees are greater than the sum of audit fees + audit-related fees + permissible tax fees.

In applying the above fee formula, PIM will use the following definitions:
–	Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with SEC

–	Audit-related fees shall mean fees for employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards

–	Tax fees shall mean fees for tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)
•	PIM will apply a CASE-BY-CASE approach to shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services), taking into account whether the non-audit fees are excessive (per the formula above) and whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.

•	PIM generally will evaluate director nominees individually and as a group based on ISS opinions and recommendations as well as our personal assessment of record and reputation, business knowledge and background, shareholder value mindedness, accessibility, corporate governance abilities, time commitment, attention and awareness, independence, and character.

•	PIM generally will withhold votes from any insiders flagged by ISS on audit, compensation or nominating committees, and from any insiders and affiliated outsiders flagged by ISS on boards that are not at least majority independent.

•	PIM will evaluate and vote proposals to separate the Chairman and CEO positions in a company on a case-by-case basis based on ISS opinions and recommendations as well as our personal assessment of the strength of the companies governing structure, the independence of the board and compliance with NYSE and NASDAQ listing requirements.

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     j. PIM generally will support re-incorporation proposals that are in the best interests of shareholders and shareholder value.
     k. PIM may abstain from voting a proxy if we conclude that the effect of abstention on our clients’ economic interests or the value of the portfolio holding is indeterminable or insignificant. In addition, if a company imposes a blackout period for purchases and sales of securities after a particular proxy is voted, PIM generally will abstain from voting that proxy.
     It is understood that PIM’s and ISS’s ability to commence voting proxies for new or transferred accounts is dependent upon the actions of custodian’s and banks in updating their records and forwarding proxies. As part of its new account opening process, PIM will send written notice to the Custodians of all clients who have authorized us to vote their proxies and instruct them to direct all such proxies to: ISS/1520/PIM, 2099 Gaither Road, Suite 501, Rockville, Maryland 20850-4045. These instructions will be included in PIM’s standard initial bank letter pack. If ISS has not received any ballots for a new account within 2 to 4 weeks of the account opening, ISS will follow-up with the Custodian. If ISS still has not received any ballots for the account within 6 to 8 weeks of the account opening, they will notify our Proxy Coordinator and Director of Operations and Administration who will work with the client to cause the Custodian to begin forwarding ballots. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.
     Where a new client has funded its account by delivering in a portfolio of securities for PIM to liquidate and the record date to vote a proxy for one of those securities falls on a day when we are temporarily holding the position (because we were still executing or waiting for settlement), we will vote the shares. For these votes only, we will defer to ISS’s recommendations, however, since we will not have first hand knowledge of the companies and cannot devote research time to them.
     Proxies for securities on loan through securities lending programs will generally not be voted. Since PIM’s clients and not PIM control these securities lending decisions, PIM will not be able to recall a security for voting purposes even if the issue is material.
     4. Return Proxies
     The Director of Operations and Administration shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies within the applicable time period designated for return of such votes. For so long as ISS or a similar third party service provider is handling the mechanics of voting client shares, the Chief Compliance Officer will periodically verify that votes are being sent to the companies. Such verification will be accomplished by selecting random control numbers of proxies solicited during a quarter and calling ADP to check that they received and recorded the vote.
     5. Changing a Vote
     Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.

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III. Corporate Actions
PIM shall work with the clients’ Custodians regarding pending corporate actions. Corporate action notices received from our portfolio accounting system’s Alert System and/or from one or more Custodians shall be directed to our Operations Administrative Personnel who will check our records to see which client accounts hold the security for which the corporate action is pending. If the corporate action is voluntary and thus requires an affirmative response, such personnel will confirm that we have received a response form for each affected client account before the response date. The Research Analyst covering the Company will then be informed of the action so that he/she can determine if the accounts should participate and what response should be given. The Research Analyst shall consult with the firm’s Director of Research and applicable Portfolio Manager when making this determination. Once determined, the response shall then be communicated back to the Custodians by our Operations Administrative Personnel by fax. On our fax cover letter, we will request a signed confirmation of our instructions from the custodian and ask them to send this page with their signature back to us. We will make follow-up calls to the custodians to get them to return the signed fax, as needed. PIM’s Operations Administrative Personnel also will check the Company’s website for any corporate action processing information it may contain. On the date the action should be processed, the transactions will be booked in our portfolio management system. If the action results in accounts owning fractional shares of a security, those shares will be sold off using the price per whole share found on the website. All faxes, notes and other written materials associated with the corporate action will be kept together in a folder that will be filed with the red proxy files.
PIM shall not have any responsibility to initiate, consider or participate in any bankruptcy, class action or other litigation against or involving any issue of securities held in or formerly held in a client account or to advise or take any action on behalf of a client or former client with respect to any such actions or litigation. PIM will forward to all affected clients and former clients any important class action or other litigation information received by PIM. This will not include any mass mailing requests to act as a lead plaintiff or other general solicitations for information. It will include any proof of claims forms, payment vouchers and other similar items.
IV. Client Disclosures
On July 15, 2003, PIM sent all of its then existing clients a copy of these policies and procedures as amended and restated effective July 1, 2003, as well as a notice on how to obtain information from PIM on how PIM has voted with respect to their securities. In addition, PIM added a summary description of these policies and procedures to Schedule F of Part II of PIM’s ADV, and disclosed in that document how clients may obtain information from PIM on how PIM has voted with respect to their securities. From and after July 15, 2003, PIM will include a copy of these proxy voting policies and procedures, as they may be amended from time to time, in each new account pack sent to prospective clients. It also will update its ADV disclosures regarding these policies and

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procedures to reflect any material additions or other changes to them, as needed. Such ADV disclosures will include an explanation of how to request copies of these policies and procedures as well as any other disclosures required by Rule 206(4)-6 of the Advisers Act. PIM will provide proxy voting summary reports to clients, on request. With respect to PIM’s mutual fund clients, PIM will provide proxy voting information in such form as needed for them to prepare their Rule 30b1-4 Annual Report on Form N-PX.
V. Recordkeeping
     A. PIM will maintain a list of dedicated proxy contacts for its clients. Each client will be asked to provide the name, email address, telephone number, and post office mailing address of one or more persons who are authorized to receive, give direction under and otherwise act on any notices and disclosures provided by PIM pursuant to Section II.C.2.f of these policies. With respect to ERISA plan clients, PIM shall take all reasonable steps to ensure that the dedicated proxy contact for the ERISA client is a named fiduciary of the plan.
     B. PIM will maintain and/or cause to be maintained by any proxy voting service provider engaged by PIM the following records. Such records will be maintained for a minimum of five years. Records maintained by PIM shall be kept for 2 years at PIM’s principal office and 3 years in offsite storage.
i.	Copies of PIM’s proxy voting policies and procedures, and any amendments thereto.

ii.	Copies of the proxy materials received by PIM for client securities. These may be in the form of the proxy packages received from each Company and/or ISS, or downloaded from EDGAR, or any combination thereof.

iii.	The vote cast for each proposal overall as well as by account.

iv.	Records of any calls or other contacts made regarding specific proxies and the voting thereof.

v.	Records of any reasons for deviations from broad voting guidelines.

vi.	Copies of any document created by PIM that was material to making a decision on how to vote proxies or that memorializes the basis of that decision.

vii.	A record of proxies that were not received, and what actions were taken to obtain them.

viii.	Copies of any written client requests for voting summary reports (including reports to mutual fund clients for whom PIM has proxy voting authority containing information they need to satisfy their annual reporting obligations under Rule 30b-1-4 and to complete Form N-PX) and the correspondence and reports sent to the clients in response to such requests (these shall be kept in the REPORTS folder contained in the client OPS file).
VI. Review of Policies
The proxy voting policies, procedures and guidelines contained herein have been formulated by PIM’s proxy committee. This committee consists of PIM’s Director

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of Research, Chief Compliance Officer, and at least one Portfolio Manager (who represents the interests of all PIM’s portfolio managers and is responsible for obtaining and expressing their opinions at committee meetings). The committee shall review these policies, procedures and guidelines at least annually, and shall make such changes as they deem appropriate in light of then current trends and developments in corporate governance and related issues, as well as operational issues facing the firm.
Pzena Investment Management, LLC
Amended and Restated
Proxy Voting Policies and Procedures
Effective July 1, 2003
and
Further amended March 15, 2004, August 1, 2004 and July 19, 2006
I. Requirements Described
     A. Investment Advisers Act Requirements. Although the Investment Advisers Act of 1940, as amended (the “Advisers Act”), does not explicitly require that a registered investment adviser vote client-owned shares on behalf of its clients, the SEC contends that the adviser’s fiduciary duty extends to voting (as well as trading) and requires that, if the adviser has the obligation to vote shares beneficially owned by its clients, the adviser vote in the best interest of clients. In addition, Rule 206(4)-6 of the Advisers Act requires an investment adviser who exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of clients, to disclose to clients information about those policies and procedures, to disclose to clients how they may obtain information on how the adviser has voted their proxies, and to maintain certain records relating to proxy voting.
     B. United Kingdom Code of Conduct Considerations. Certain offshore clients have contractually obligated PIM to vote proxies and take other corporate actions consistent with the UK Combined Code of Practice. This Combined Code is the UK equivalent of to the Sarbanes-Oxley Act. The Combined Code is mostly a prudential guide setting out the kinds of things investment firms should be watching out for in their portfolio companies in order to ensure shareholders derive value from their investments. With respect to proxy voting, the Combined Code emphasizes that investment advisers have a responsibility to make considered use of their votes. Best practice recommendations under the Combined Code for fulfilling this duty include meetings between the investment adviser and senior management of portfolio companies, and monitoring of portfolio companies’ (1) governance arrangements (particularly those relating to board composition, structure, accountability and independence), (2) management compensation arrangements, (3) financial reporting; (4) internal controls, and (5) approach to corporate social responsibility.
     C. ERISA Considerations. The Department of Labor has taken the position that an investment adviser managing pension plan assets generally has

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the responsibility to vote shares held by the plan and subject to the investment adviser’s management, unless this responsibility is specifically allocated to some other person pursuant to the governing plan documents. The following principles apply to voting responsibilities of an investment adviser with respect to shares held on behalf of an ERISA pension plan:
1.	Responsibility for voting should be clearly delineated between the adviser and the trustee or other plan fiduciary that appointed the adviser.

2.	An adviser with voting authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures.

3.	In voting, an investment adviser must act prudently and solely in the interests of pension plan participants and beneficiaries. An investment adviser must consider factors that would affect the value of the plan’s investments and may not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. (However, other Department of Labor pronouncements in the context of investment decisions indicate that social considerations may be used in making investment decisions to select among investments of equal risk and return.)

4.	No one can direct the investment manager’s vote on a specific issue or on a specific company unless that contingency is provided for in writing and the person giving such direction is a named fiduciary of the plan.

5.	The client must periodically monitor the adviser’s voting activities, and both the client’s monitoring activities and the adviser’s voting activities (including the votes cast in each particular case) must be documented.
II. Procedures
     A. Introduction
     As of October 1, 2001, PIM (“PIM”) began subscribing to a proxy monitor and voting agent service offered by Institutional Shareholder Services, Inc. (“ISS”). Under the written agreement between ISS and PIM, ISS provides a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our separately managed account client portfolios and the U.S. companies in the Pzena Investment Management International—Pzena Global Value Service portfolio. They also vote, record and generate a voting activity report for our clients and offer a social investment research service which enables us to screen companies for specific issues (e.g., tobacco, alcohol, gambling). The provision of these services became operational as of November 15, 2001. PIM retains responsibility for instructing ISS how to vote, and we still apply our own guidelines as set forth herein when voting. If PIM does not issue instructions for a particular vote, the default is for ISS to mark the ballots in accordance with these guidelines (when they specifically cover the item being voted on), and with management (when there is no PIM policy covering the vote).44
     PIM personnel continue to be responsible for entering all relevant client and account information (e.g., changes in client identities and portfolio holdings) in the Indata system. A direct link download has been established between PIM and ISS providing data from the Indata System. ISS assists us with our recordkeeping functions, as well as the mechanics of voting. As part of ISS’s recordkeeping/administrative function, they receive and review all proxy ballots and other materials, and generate reports regarding proxy activity during specified periods, as requested by us. To the extent that the Procedures set forth in the Section II are carried out by ISS, PIM will periodically monitor ISS to insure that the Procedures are being followed and will conduct random tests to verify that proper records are being created and retained as provided in Section 4 below.
     B. Compliance Procedures
     PIM’s standard Investment Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client’s account. In those instances where PIM does not have proxy voting responsibility, it shall forward to the client or to such other person as the client designates any proxy materials received by it. In all instances where PIM has voting responsibility on behalf of a client, it follows the procedures set forth below. The Director of Research is responsible for monitoring the PIM Analyst’s compliance with such procedures when voting. The Chief Compliance Officer is responsible for monitoring overall compliance with these procedures.
     C. Voting Procedures
     1. Determine Proxies to be Voted
          Based on the information provided by PIM via the direct link download established between PIM and ISS mentioned above, ISS shall determine what proxy votes are outstanding and what issues are to be voted on for all client accounts. Proxies received by ISS will be matched against PIM’s records to verify that each proxy has been received. If a discrepancy is discovered, ISS will use reasonable efforts to resolve it, including calling PIM and/or applicable Custodians. Pending votes will be forwarded first to the firm’s Chief Compliance Officer who will perform the conflicts checks described in Section 2 below. Once the conflicts checks are completed, the ballots and supporting proxy materials will be returned to the Proxy Coordinator who will forward them on to the Analyst who is responsible for the Company soliciting the proxy. Specifically, the Analyst will receive a red folder containing the proxy

[44]	This default was phased in during early 2002 in order to give ISS time to customize their system. If we did not issue instructions for a particular proxy during the phase-in period. ISS marked the affected ballots based on the recommendations issued by ISS for that vote.

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statement, a printout of the Company’s Annual Report, the proxy analysis by ISS, a blank disclosure of personal holdings form, and one or more vote record forms.45 The Analyst will then mark his/her voting decision on the Vote Record Form, initial this form to verify his/her voting instructions, and return the red folder to the Proxy Coordinator who will then enter the vote into the ISS/Proxy Monitor System. Any notes or other materials prepared or used by the Analyst in making his/her voting decision shall also be filed in the red folder.
          If an Analyst desires to vote against management or contrary to the guidelines set forth in this proxy voting policy or the written proxy voting policy designated by a specific client, the Analyst will discuss the vote with the Chief Executive Officer and/or Director of Research and the Chief Executive Officer and/or Director of Research shall determine how to vote the proxy based on the Analyst’s recommendation and the long term economic impact such vote will have on the securities held in client accounts. If the Chief Executive Officer and/or Director of Research agree with the Analyst recommendation and determines that a contrary vote is advisable the Analyst will provide written documentation of the reasons for the vote (by putting such documentation in the red folder and/or e-mailing such documentation to the Proxy Coordinator and General Counsel/Chief Compliance Officer for filing.) When the Analyst has completed all voting, the Analyst will return the red folder to the Proxy Coordinator who will enter the votes in the ISS system. Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.
     2. Identify Conflicts and Vote According to Special Conflict Resolution Rules
          The primary consideration is that PIM act for the benefit of its clients and place its client’s interests before the interests of the firm and its principals and employees. The following provisions identify potential conflicts of interest that are relevant to and most likely to arise with respect to PIM’s advisory business and its clients, and set forth how we will resolve those conflicts. In the event that the Research Analyst who is responsible for the Company soliciting a particular proxy has knowledge of any facts or circumstances which the Analyst believes are or may appear be a material conflict, the Analyst will advise PIM’s Chief Compliance Officer, who will convene a meeting of the proxy committee to determine whether a conflict exists and how that conflict should be resolved.
a.	PIM has identified the following areas of potential concern:
•	Where PIM manages any pension or other assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios.

[45]	A separate ballot and vote record form may be included in the red folder if the company soliciting the proxy is included in the portfolio of a client who has designated specific voting guidelines in writing to PIM which vary substantially from these policies and if the Custodian for that client does not aggregate ballots before sending them to ISS. In such event, the Analyst shall evaluate and vote such ballot on an individual basis in accordance with the applicable voting guidelines.

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•	Where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios.

•	Where PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios.

•	Where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling.
     b. To address the first potential conflict identified above, PIM’s Chief Compliance Officer will maintain a list of public company clients that will be updated regularly as new client relationships are established with the firm. Upon receipt of each proxy to be voted for clients, the Proxy Coordinator will give the ballot and supporting proxy materials to PIM’s Chief Compliance Officer who will check to see if the company soliciting the proxy is also on the public company client list. If the company soliciting the vote is on our public company client list and PIM still manages pension or other assets of that company, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     c. To address the second potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if the proponent of any shareholder proposal is one of PIM’s clients (based on the client list generated by our Portfolio Management System, Indata). If the proponent of a shareholder proposal is a PIM client, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     d. To address the third potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is one of PIM’s individual clients (based on the client list generated by our Portfolio Management System, Indata). For purposes of this check, individual clients shall include natural persons and testamentary or other living trusts bearing the name of the grantor, settlor, or beneficiary thereof. If a director or director nominee is a PIM client, the Chief Compliance Officer will note this in the red folder so that the

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Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     e. To address the fourth potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is a PIM officer, director or employee or an immediate family member thereof (based on the written responses of PIM personnel to an annual questionnaire in this regard). If a director or director nominee is a PIM officer, director or employee or an immediate family member thereof, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     f. The following special rules shall apply when a conflict is noted in the red folder:
     i. In all cases where PIM manages the pension or other assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
     ii. The identity of the proponent of a shareholder proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise influence an Analyst’s determination whether a vote for or against a proposal is in the best interests of PIM’s clients.
     iii. If PIM has proxy voting authority for a client who is the proponent of a shareholder proposal and PIM determines that it is in the best interests of its clients to vote against that proposal, a designated member of PIM’s client service team will notify the client-proponent and give that client the option to direct PIM in writing to vote the client’s proxy differently than it is voting the proxies of its other clients.
     iv. If the proponent of a shareholder proposal is a PIM client whose assets under management with PIM constitute 30% or more of PIM’s total assets under management, and PIM has determined that it is in the best interests of its clients to vote for that proposal, PIM will disclose its intention to vote for such proposal to each additional client who also holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within 3 business days of delivery of such disclosure, PIM will be free to vote such client’s proxy as stated in such disclosure.
     v. In all cases where PIM manages assets of an individual client and that client is a corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the

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proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
     vi. In all cases where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
          Notwithstanding any of the above special rules to the contrary, in the extraordinary event that it is determined by unanimous vote of the Director of Research, the Chief Executive Officer, and the Research Analyst covering a particular company that the ISS recommendation on a particular proposal to be voted is materially adverse to the best interests of the clients, then in that event, the following alternative conflict resolution procedures will be followed:
          A designated member of PIM’s client service team will notify each client who holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies, and disclose all of the facts pertaining to the vote (including, PIM’s conflict of interest, the ISS recommendation, and PIM’s recommendation). The client then will be asked to direct PIM how to vote on the issue. If a client does not give any direction to PIM within 3 business days of delivery of such disclosure, PIM will be free to vote such client’s proxy in the manner it deems to be in the best interest of the client.
          When PIM’s conflicts resolution policies call for PIM to defer to ISS recommendations, PIM will make a case-by-case evaluation of whether this deferral is consistent with its fiduciary obligations by inquiring about and asking for representations from ISS on any potential conflicts it has or may have with respect to the specific vote. PIM will do this by making an email inquiry to disclosure@isspolicy.com. PIM will not do this, however, when this Proxy Policy permits PIM to defer to ISS when PIM has to vote a proxy of company shares that PIM accepted as an accommodation to a new client as part of an account funding, but then liquidated shortly thereafter because such securities were not in PIM’s model.
          On an annual basis, the Compliance Department also will review the conflicts policies and Code of Conduct that ISS posts on its website. This review will be conducted in February of each year before the start of proxy voting season.
          3. Vote
          Each proxy that comes to PIM to be voted shall be evaluated on the basis of what is in the best interest of the clients. We deem the best interests of the clients to be that which maximizes shareholder value and yields the best economic results (e.g., higher stock prices, long-term financial health, and stability). In evaluating proxy issues, PIM will rely on ISS to identify and flag factual issues of relevance and importance. We also will use information gathered as a result of the in-depth research and on-going company analyses performed by our investment team in making buy, sell and hold decisions for our

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client portfolios. This process includes periodic meetings with senior management of portfolio companies. PIM may also consider information from other sources, including the management of a company presenting a proposal, shareholder groups, and other independent proxy research services. Where applicable, PIM also will consider any specific guidelines designated in writing by a client.
          The Research Analyst who is responsible for following the company votes the proxies for that company. If such Research Analyst also beneficially owns shares of the company in his/her personal trading accounts, the Research Analyst must complete a special “Disclosure of Personal Holdings Form” (blank copies of which will be included in each red folder), and the Director of Research must sign off on the Research Analyst’s votes for that company by initialing such special form before it and the vote record sheet are returned to the Proxy Coordinator. It is the responsibility of each Research Analyst to disclose such personal interest and obtain such initials. Any other owner, partner, officer, director, or employee of the firm who has a personal or financial interest in the outcome of the vote is hereby prohibited from attempting to influence the proxy voting decision of PIM personnel responsible for voting client securities.
          Unless a particular proposal or the particular circumstances of a company may otherwise require (in the case of the conflicts identified in Section 2 above) or suggest (in all other cases), proposals generally shall be voted in accordance with the following broad guidelines:
     a. Support management recommendations for the election of directors and appointment of auditors (subject to i below).
     b. Give management the tools to motivate employees through reasonable incentive programs. Within these general parameters, PIM generally will support plans under which 50% or more of the shares awarded to top executives are tied to performance goals. In addition, the following are conditions that would generally cause us to vote against a management incentive arrangement:
          i. With respect to incentive option arrangements:
•	The proposed plan is in excess of 10% of shares, or

•	The company has issued 3% or more of outstanding shares in a single year in the recent past, or

•	The new plan replaces an existing plan before the existing plan’s termination date (i.e., they ran out of authorization) and some other terms of the new plan are likely to be adverse to the maximization of investment returns.

For purposes hereof, the methodology used to calculate the share threshold in (i) above shall be the (sum of A + B) divided by (the sum of A + B + C + D), where:

A = the number of shares reserved under the new plan/amendment

B = the number of shares available under continuing plans

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C = granted but unexercised shares under all plans

D = shares outstanding, plus convertible debt, convertible equity, and warrants
         ii. With respect to severance, golden parachute or other incentive compensation arrangements:
•	The proposed arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company’s industry (based solely on information about those arrangements which may be found in the company’s public disclosures and in ISS reports); or

•	The proposed parachute or severance arrangement is considerably more financially or economically attractive than continued employment. Although PIM will apply a case-by-case analysis of this issue, as a general rule, a proposed severance arrangement which is 3 or more times greater than the affected executive’s then current compensation shall be voted against unless such arrangement has been or will be submitted to a vote of shareholders for ratification; or

•	The triggering mechanism in the proposed arrangement is solely within the recipient’s control (e.g., resignation).
     c. Support facilitation of financings, acquisitions, stock splits, and increases in shares of capital stock that do not discourage acquisition of the company soliciting the proxy.
     d. Vote against shareholder social issue proposals unless specifically required in writing by a client to support a particular social issue or principle.
     e. Support anti-takeover measures that are in the best interest of the shareholders, but oppose poison pills and other anti-takeover measures that entrench management and/or thwart the maximization of investment returns.
     f. Oppose classified boards and any other proposals designed to eliminate or restrict shareholders’ rights.
     g. Oppose proposals requiring super majority votes for business combinations unless the particular proposal or the particular circumstances of the affected company suggest that such a proposal would be in the best interest of the shareholders.
     h. Oppose vague, overly broad, open-ended, or general “other business” proposals for which insufficient detail or explanation is provided or risks or consequences of a vote in favor cannot be ascertained.
     i. Make sure management is complying with current requirements of the NYSE, NASDAQ and Sarbanes-Oxley Act of 2002 focusing on auditor independence and improved board and committee representation. Within these general parameters, the opinions and recommendations of ISS will be thoroughly evaluated and the following guidelines will be considered:

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•	PIM generally will vote against auditors and withhold votes from Audit Committee members if Non-audit (“other”) fees are greater than the sum of audit fees + audit-related fees + permissible tax fees.

In applying the above fee formula, PIM will use the following definitions:
–	Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with SEC

–	Audit-related fees shall mean fees for employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards

–	Tax fees shall mean fees for tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)
•	PIM will apply a CASE-BY-CASE approach to shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services), taking into account whether the non-audit fees are excessive (per the formula above) and whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.

•	PIM generally will evaluate director nominees individually and as a group based on ISS opinions and recommendations as well as our personal assessment of record and reputation, business knowledge and background, shareholder value mindedness, accessibility, corporate governance abilities, time commitment, attention and awareness, independence, and character.

•	PIM generally will withhold votes from any insiders flagged by ISS on audit, compensation or nominating committees, and from any insiders and affiliated outsiders flagged by ISS on boards that are not at least majority independent.

•	PIM will evaluate and vote proposals to separate the Chairman and CEO positions in a company on a case-by-case basis based on ISS opinions and recommendations as well as our personal assessment of the strength of the companies governing structure, the independence of the board and compliance with NYSE and NASDAQ listing requirements.

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     j. PIM generally will support re-incorporation proposals that are in the best interests of shareholders and shareholder value.
     k. PIM may abstain from voting a proxy if we conclude that the effect of abstention on our clients’ economic interests or the value of the portfolio holding is indeterminable or insignificant. In addition, if a company imposes a blackout period for purchases and sales of securities after a particular proxy is voted, PIM generally will abstain from voting that proxy.
     It is understood that PIM’s and ISS’s ability to commence voting proxies for new or transferred accounts is dependent upon the actions of custodian’s and banks in updating their records and forwarding proxies. As part of its new account opening process, PIM will send written notice to the Custodians of all clients who have authorized us to vote their proxies and instruct them to direct all such proxies to: ISS/1520/PIM, 2099 Gaither Road, Suite 501, Rockville, Maryland 20850-4045. These instructions will be included in PIM’s standard initial bank letter pack. If ISS has not received any ballots for a new account within 2 to 4 weeks of the account opening, ISS will follow-up with the Custodian. If ISS still has not received any ballots for the account within 6 to 8 weeks of the account opening, they will notify our Proxy Coordinator and Director of Operations and Administration who will work with the client to cause the Custodian to begin forwarding ballots. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.
     Where a new client has funded its account by delivering in a portfolio of securities for PIM to liquidate and the record date to vote a proxy for one of those securities falls on a day when we are temporarily holding the position (because we were still executing or waiting for settlement), we will vote the shares. For these votes only, we will defer to ISS’s recommendations, however, since we will not have first hand knowledge of the companies and cannot devote research time to them.
     Proxies for securities on loan through securities lending programs will generally not be voted. Since PIM’s clients and not PIM control these securities lending decisions, PIM will not be able to recall a security for voting purposes even if the issue is material.
     4. Return Proxies
     The Director of Operations and Administration shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies within the applicable time period designated for return of such votes. For so long as ISS or a similar third party service provider is handling the mechanics of voting client shares, the Chief Compliance Officer will periodically verify that votes are being sent to the companies. Such verification will be accomplished by selecting random control numbers of proxies solicited during a quarter and calling ADP to check that they received and recorded the vote.
     5. Changing a Vote
     Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.

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III. Corporate Actions
PIM shall work with the clients’ Custodians regarding pending corporate actions. Corporate action notices received from our portfolio accounting system’s Alert System and/or from one or more Custodians shall be directed to our Operations Administrative Personnel who will check our records to see which client accounts hold the security for which the corporate action is pending. If the corporate action is voluntary and thus requires an affirmative response, such personnel will confirm that we have received a response form for each affected client account before the response date. The Research Analyst covering the Company will then be informed of the action so that he/she can determine if the accounts should participate and what response should be given. The Research Analyst shall consult with the firm’s Director of Research and applicable Portfolio Manager when making this determination. Once determined, the response shall then be communicated back to the Custodians by our Operations Administrative Personnel by fax. On our fax cover letter, we will request a signed confirmation of our instructions from the custodian and ask them to send this page with their signature back to us. We will make follow-up calls to the custodians to get them to return the signed fax, as needed. PIM’s Operations Administrative Personnel also will check the Company’s website for any corporate action processing information it may contain. On the date the action should be processed, the transactions will be booked in our portfolio management system. If the action results in accounts owning fractional shares of a security, those shares will be sold off using the price per whole share found on the website. All faxes, notes and other written materials associated with the corporate action will be kept together in a folder that will be filed with the red proxy files.
PIM shall not have any responsibility to initiate, consider or participate in any bankruptcy, class action or other litigation against or involving any issue of securities held in or formerly held in a client account or to advise or take any action on behalf of a client or former client with respect to any such actions or litigation. PIM will forward to all affected clients and former clients any important class action or other litigation information received by PIM. This will not include any mass mailing requests to act as a lead plaintiff or other general solicitations for information. It will include any proof of claims forms, payment vouchers and other similar items.
IV. Client Disclosures
On July 15, 2003, PIM sent all of its then existing clients a copy of these policies and procedures as amended and restated effective July 1, 2003, as well as a notice on how to obtain information from PIM on how PIM has voted with respect to their securities. In addition, PIM added a summary description of these policies and procedures to Schedule F of Part II of PIM’s ADV, and disclosed in that document how clients may obtain information from PIM on how PIM has voted with respect to their securities. From and after July 15, 2003, PIM will include a copy of these proxy voting policies and procedures, as they may be amended from time to time, in each new account pack sent to prospective clients. It also will update its ADV disclosures regarding these policies and

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procedures to reflect any material additions or other changes to them, as needed. Such ADV disclosures will include an explanation of how to request copies of these policies and procedures as well as any other disclosures required by Rule 206(4)-6 of the Advisers Act. PIM will provide proxy voting summary reports to clients, on request. With respect to PIM’s mutual fund clients, PIM will provide proxy voting information in such form as needed for them to prepare their Rule 30b1-4 Annual Report on Form N-PX.
V. Recordkeeping
     A. PIM will maintain a list of dedicated proxy contacts for its clients. Each client will be asked to provide the name, email address, telephone number, and post office mailing address of one or more persons who are authorized to receive, give direction under and otherwise act on any notices and disclosures provided by PIM pursuant to Section II.C.2.f of these policies. With respect to ERISA plan clients, PIM shall take all reasonable steps to ensure that the dedicated proxy contact for the ERISA client is a named fiduciary of the plan.
     B. PIM will maintain and/or cause to be maintained by any proxy voting service provider engaged by PIM the following records. Such records will be maintained for a minimum of five years. Records maintained by PIM shall be kept for 2 years at PIM’s principal office and 3 years in offsite storage.
i.	Copies of PIM’s proxy voting policies and procedures, and any amendments thereto.

ii.	Copies of the proxy materials received by PIM for client securities. These may be in the form of the proxy packages received from each Company and/or ISS, or downloaded from EDGAR, or any combination thereof.

iii.	The vote cast for each proposal overall as well as by account.

iv.	Records of any calls or other contacts made regarding specific proxies and the voting thereof.

v.	Records of any reasons for deviations from broad voting guidelines.

vi.	Copies of any document created by PIM that was material to making a decision on how to vote proxies or that memorializes the basis of that decision.

vii.	A record of proxies that were not received, and what actions were taken to obtain them.

viii.	Copies of any written client requests for voting summary reports (including reports to mutual fund clients for whom PIM has proxy voting authority containing information they need to satisfy their annual reporting obligations under Rule 30b-1-4 and to complete Form N-PX) and the correspondence and reports sent to the clients in response to such requests (these shall be kept in the REPORTS folder contained in the client OPS file).
VI. Review of Policies
The proxy voting policies, procedures and guidelines contained herein have been formulated by PIM’s proxy committee. This committee consists of PIM’s Director

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of Research, Chief Compliance Officer, and at least one Portfolio Manager (who represents the interests of all PIM’s portfolio managers and is responsible for obtaining and expressing their opinions at committee meetings). The committee shall review these policies, procedures and guidelines at least annually, and shall make such changes as they deem appropriate in light of then current trends and developments in corporate governance and related issues, as well as operational issues facing the firm.

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Rainier Investment Management, Inc.
2007 Proxy Voting Policy
Summary & Procedures
•	Introduction
This statement sets forth the proxy voting policy of Rainier Investment Management, Inc. (“RIM”) and is intended to be in compliance with 17 CFR 270.30b1-4 and 17 CFR 275.206(4)-6, rules relating to the voting of proxies by registered investment advisers and investment companies registered under Investment Company Act of 1940.
RIM clients include mutual funds, employee benefit plans, corporations, charitable organizations and individuals. As an investment adviser, RIM is a fiduciary that owes each of its clients duties of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. The duty of care requires RIM, when it has proxy voting authority, to monitor corporate events and to vote the proxies. To satisfy its duty of loyalty, RIM will cast the proxy votes in a manner consistent with the best interest of its clients and will not subrogate client interests to its own.
RIM is the Adviser of the Rainier Investment Management Mutual Funds (“Funds”). RIM acts as a fiduciary of the Funds and shall vote the proxies of the Funds’ portfolio securities in a manner consistent with the best interest of the Funds and its shareholders.
RIM shall analyze each proxy on a case-by-case basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the long-term interest of its clients. RIM does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, RIM’s guidelines are intended to cover the most significant and frequent proxy issues that arise. RIM shall revise its guidelines as events warrant.
•	Procedures
Procedures used to address any potential conflicts of interest.
RIM votes on a pre-established set of policy guidelines and on the recommendations of an independent third party, Institutional Shareholder Services (ISS). ISS makes its recommendations based on its independent, objective analysis of the economic interests of shareholders. This process ensures that RIM votes in the best interests of advisory clients and mutual fund shareholders, and it insulates our voting decisions from any potential conflicts of interest. Subject to RIM Proxy Policy Committee procedures, RIM may also override ISS vote recommendations on a case-by case basis on:
     • Issues called out by other established proxy voting guidelines, such as the AFL-CIO Proxy Voting Guidelines

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     • Issues that ISS itself considers on a case-by-case basis
The extent to which RIM delegates proxy voting authority to or relies on recommendations of a third party.
As noted above, RIM relies on the recommendations of ISS. We retain ultimate responsibility for the votes, and we have the ability to override ISS vote recommendations. We will only do so, however, if we believe that a different vote is in the best interests of our clients and mutual fund shareholders.
To the extent RIM desires to override ISS’s vote recommendations for the reasons noted above, RIM (through its Proxy Policy Committee) will consider whether the proxy voting decision poses a material conflict between RIM’s interest and that of the relevant clients. If RIM determines that a proxy proposal raises a material conflict between RIM’s interests and a client’s interest, RIM will resolve such a conflict in the manner described below, in its discretion:
(i) RIM may follow the recommendation of another nationally recognized third-party proxy advisory service, and document RIM’s reasons for overriding ISS and vote in accordance with the recommendation of the other third party;
(ii) RIM may decide independently how to vote the proxies notwithstanding its material conflict of interest, provided it carefully and fully documents its reasons for voting in the manner proposed;
(iii) RIM may, in its discretion, disclose the conflict to each affected client and vote as directed by the client, if RIM receives a timely response from the client (and RIM may abstain from voting in the absence of a timely client response);
(iv) RIM may erect information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict;
(v) RIM may abstain from voting on the proposal, if (a) RIM determines that an abstention is in the best interest of the affected clients as a whole, (b) the expected benefit to the affected clients as a whole of voting the proxy exceeds the costs of voting the proxy, (c) RIM concludes that the value of the affected clients’ economic interest as a whole in the proposal or the value of the portfolio holding is insignificant, or (d) RIM has not received a timely response from the client; or
(vi) RIM may implement any other procedure that results in a decision that is demonstrably based on the client’s best interest and not the product of the conflict.
The extent to which RIM will support or give weight to the views of management of a portfolio company.

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We base our voting decisions on our policy guidelines and on ISS recommendations, both of which are driven by considerations of the best interests of our clients and mutual fund shareholders. We vote in favor of management positions only when they coincide with the best interests of our clients and mutual fund shareholders.
Policies and procedures relating to matters substantially affecting the rights of the holders of the security being voted.
Our policy guidelines include a section devoted specifically to shareholder rights. We generally support shareholder voting rights and oppose efforts to restrict them.
Disclosure to Clients.
RIM will disclose to its clients how they may obtain information from RIM about how RIM voted with respect to their securities. RIM will provide to its clients a description or a copy of these proxy voting policies and procedures.
Books and Records Maintained by RIM.
In connection with voting proxies and these Proxy Voting Policies and Procedures, RIM maintains (in hardcopy or electronic form) such books and records as may be required by applicable law, rules or regulations, including:
•	RIM’s policies and procedures relating to voting proxies;

•	A copy of each proxy statement that RIM receives regarding clients’ securities, provided that RIM may rely on (a) a third party to make and retain, on RIM’s behalf, pursuant to a written undertaking, a copy of proxy statements or (b) obtaining a copy of proxy statements from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system;

•	A record of each vote cast by RIM on behalf of clients, provided that RIM may rely on a third party to make and retain, on RIM’s behalf, pursuant to a written undertaking, records of votes cast;

•	Copies of any documents created by RIM that were material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for that decision; and

•	A record of each written client request for proxy voting information and a copy of any written response by RIM to any written or oral client request for information on how RIM voted proxies on behalf of the requesting client.
Such books and records will be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in RIM’s main business office.

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•	ISS 2007 US Proxy Voting Guidelines

•	Summary
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Copyright © 2006 by Institutional Shareholder Services.
All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher.
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ISS is a trademark used herein under license.

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ISS 2007 Proxy Voting Guidelines Summary
Effective for Meetings Feb 1, 2007
Updated December 15, 2006
•	The following is a condensed version of the proxy voting recommendations contained in the ISS Proxy Voting Manual.
1. Operational Items
Adjourn Meeting
Amend Quorum Requirements
Amend Minor Bylaws
Auditor Indemnification and Limitation of Liability
Auditor Ratification
Change Company Name
Change Date, Time, or Location of Annual Meeting
Transact Other Business
2. Board of Directors:
Voting on Director Nominees in Uncontested Elections
2007 Classification of Directors
Age Limits
Board Size
Classification/Declassification of the Board
Cumulative Voting
Director and Officer Indemnification and Liability Protection
Establish/Amend Nominee Qualifications
Filling Vacancies/Removal of Directors
Independent Chair (Separate Chair/CEO)
Majority of Independent Directors/Establishment of Committees
Majority Vote Shareholder Proposals
Office of the Board
Open Access
Performance Test for Directors
Stock Ownership Requirements
Term Limits
3. Proxy Contests
Voting for Director Nominees in Contested Elections
Reimbursing Proxy Solicitation Expenses
Confidential Voting
4. Antitakeover Defenses and Voting Related Issues
Advance Notice Requirements for Shareholder Proposals/Nominations
Amend Bylaws without Shareholder Consent
Poison Pills
Shareholder Ability to Act by Written Consent
Shareholder Ability to Call Special Meetings
Supermajority Vote Requirements
5. Mergers and Corporate Restructurings
    Overall Approach

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Appraisal Rights
Asset Purchases
Asset Sales
Bundled Proposals
Conversion of Securities
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
Formation of Holding Company
Going Private Transactions (LBOs, Minority Squeezeouts, and Going Dark)
Joint Ventures
Liquidations
Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition
Private Placements/Warrants/Convertible Debentures
Spinoffs
Value Maximization Proposals
6. State of Incorporation
Control Share Acquisition Provisions
Control Share Cash-out Provisions
Disgorgement Provisions
Fair Price Provisions
Freeze-out Provisions
Greenmail
Reincorporation Proposals
Stakeholder Provisions
State Antitakeover Statutes
7. Capital Structure
Adjustments to Par Value of Common Stock
Common Stock Authorization
Dual-Class Stock
Issue Stock for Use with Rights Plan
Preemptive Rights
Preferred Stock
Recapitalization
Reverse Stock Splits
Share Repurchase Programs
Stock Distributions: Splits and Dividends
Tracking Stock
8. Executive and Director Compensation
    Equity Compensation Plans
Cost of Equity Plans
Repricing Provisions
Pay-for Performance Disconnect
Three-Year Burn Rate/Burn Rate Commitment
Poor Pay Practices
    Specific Treatment of Certain Award Types in Equity Plan Evaluations:
Dividend Equivalent Rights
Liberal Share Recycling Provisions

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    Other Compensation Proposals and Policies
401(k) Employee Benefit Plans
Director Compensation
Director Retirement Plans
Employee Stock Ownership Plans (ESOPs)
Employee Stock Purchase Plans— Qualified Plans
Employee Stock Purchase Plans— Non-Qualified Plans
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Options Backdating
Option Exchange Programs/Repricing Options
Stock Plans in Lieu of Cash
Transfer Programs of Stock Options
    Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Compensation Consultants- Disclosure of Board or Company’s Utilization
Disclosure/Setting Levels or Types of Compensation for Executives and Directors
Option Repricing
Pay for Superior Performance
Pension Plan Income Accounting
Performance-Based Awards
Severance Agreements for Executives/Golden Parachutes
Supplemental Executive Retirement Plans (SERPs)
9. Corporate Responsibility
    Consumer Issues and Public Safety
Animal Rights
Drug Pricing
Drug Reimportation
Genetically Modified Foods
Handguns
HIV/AIDS
Predatory Lending
Tobacco
Toxic Chemicals
    Environment and Energy
Arctic National Wildlife Refuge
CERES Principles
Climate Change
Concentrated Area Feeding Operations (CAFOs)
Environmental-Economic Risk Report
Environmental Reports
Global Warming
Kyoto Protocol Compliance
Land Use
Nuclear Safety
Operations in Protected Areas
Recycling

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Renewable Energy
Sustainability Report
    General Corporate Issues
Charitable/Political Contributions
Disclosure of Lobbying Expenditures/Initiatives
Link Executive Compensation to Social Performance
Outsourcing/Offshoring
    Labor Standards and Human Rights
China Principles
Country-specific Human Rights Reports
International Codes of Conduct/Vendor Standards
MacBride Principles
    Military Business
Foreign Military Sales/Offsets
Landmines and Cluster Bombs
Nuclear Weapons
Operations in Nations Sponsoring Terrorism (e.g., Iran)
Spaced-Based Weaponization
    Workplace Diversity
Board Diversity
Equal Employment Opportunity (EEO)
Glass Ceiling
Sexual Orientation
10. Mutual Fund Proxies
Election of Directors
Converting Closed-end Fund to Open-end Fund
Proxy Contests
Investment Advisory Agreements
Approving New Classes or Series of Shares
Preferred Stock Proposals
1940 Act Policies
Changing a Fundamental Restriction to a Nonfundamental Restriction
Change Fundamental Investment Objective to Nonfundamental
Name Change Proposals
Change in Fund’s Subclassification
Disposition of Assets/Termination/Liquidation
Changes to the Charter Document
Changing the Domicile of a Fund
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval
Distribution Agreements
Master-Feeder Structure
Mergers
    Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
Reimburse Shareholder for Expenses Incurred
Terminate the Investment Advisor

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1. Operational Items
•	Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes “other business.”
•	Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
•	Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).
•	Auditor Indemnification and Limitation of Liability
Consider the issue of auditor indemnification and limitation of liability on a CASE-BY-CASE basis. Factors to be assessed include, but are not limited to:
•	The terms of the auditor agreement- the degree to which these agreements impact shareholders’ rights;

•	Motivation and rationale for establishing the agreements;

•	Quality of disclosure; and

•	Historical practices in the audit area.
WTHHOLD against members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
•	Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:

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•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position, or

•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
•	Change Company Name
Vote FOR proposals to change the corporate name.
•	Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.

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Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.
•	Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.
2. Board of Directors:
•	Voting on Director Nominees in Uncontested Elections
Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:
•	Composition of the board and key board committees;

•	Attendance at board and committee meetings;

•	Corporate governance provisions and takeover activity;

•	Disclosures under Section 404 of Sarbanes-Oxley Act;

•	Long-term company performance relative to a market and peer index;

•	Extent of the director’s investment in the company;

•	Existence of related party transactions;

•	Whether the chairman is also serving as CEO;

•	Whether a retired CEO sits on the board;

•	Number of outside boards at which a director serves;

•	Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.
WITHHOLD from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.

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WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•	The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

•	The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

•	The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section “Performance Test for Directors”.
WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

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•	The full board is less than majority independent.
WITHHOLD from the members of the Audit Committee if:
•	The non — audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);

•	A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms;

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
WITHHOLD from the members of the Compensation Committee if:
•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

•	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
•	2007 Classification of Directors
Inside Director (I)
•	Employee of the company or one of its affiliates[1];

•	Non-employee officer of the company if among the five most highly paid individuals (excluding interim CEO);

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•	Listed as a Section 16 officer[2];

•	Current interim CEO;

•	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).
Affiliated Outside Director (AO)
•	Board attestation that an outside director is not independent;

•	Former CEO of the company;

•	Former CEO of an acquired company within the past five years;

•	Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be made;[3]

•	Former executive[2] of the company, an affiliate or an acquired firm within the past five years;

•	Executive[2] of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years;

•	Executive, former executive, general or limited partner of a joint venture or partnership with the company;

•	Relative[4] of a current Section 16 officer of company or its affiliates;

•	Relative[4] of a current employee of company or its affiliates where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role);

•	Relative[4] of former Section 16 officer, of company or its affiliate within the last five years;

•	Currently provides (or a relative[4] provides) professional services[5] to the company, to an affiliate of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year;

•	Employed by (or a relative[4] is employed by) a significant customer or supplier[6];

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•	Has (or a relative[4] has) any transactional relationship with the company or its affiliates excluding investments in the company through a private placement; [6]

•	Any material financial tie or other related party transactional relationship to the company;

•	Party to a voting agreement to vote in line with management on proposals being brought to shareholder vote;

•	Has (or a relative[4] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation and Stock Option Committee; [7]

•	Founder [8] of the company but not currently an employee;

•	Is (or a relative[4] is) a trustee, director or employee of a charitable or non-profit organization that receives grants or endowments6 from the company or its affiliates[1].
Independent Outside Director (IO)
•	No material9 connection to the company other than a board seat.
Footnotes:
1	“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

2	“Executives” (officers subject to Section 16 of the Securities and Exchange Act of 1934) include the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division or policy function).

3	ISS will look at the terms of the interim CEO’s employment contract to determine if it contains severance pay, long-term health and pension benefits or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO at the time.

4	“Relative” follows the SEC’s new definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

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5	Professional services can be characterized as advisory in nature and generally include the following: investment banking / financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

6	If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction).

7	Interlocks include: (a) executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board) or (b) executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

8	The operating involvement of the Founder with the company will be considered. Little to no operating involvement may cause ISS to deem the Founder as an independent outsider.

9	For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

•	Age Limits
Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through mandatory retirement ages.
•	Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
•	Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

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•	Cumulative Voting
Generally vote AGAINST proposals to eliminate cumulative voting.
Generally vote FOR proposals to restore or provide for cumulative voting unless the company meets all of the following criteria:
•	Majority vote standard in director elections, including a carve-out for plurality voting in contested situations;

•	Annually elected board;

•	Two-thirds of the board composed of independent directors;

•	Nominating committee composed solely of independent directors;

•	Confidential voting; however, there may be a provision for suspending confidential voting during proxy contests;

•	Ability of shareholders to call special meetings or act by written consent with 90 days’ notice;

•	Absence of superior voting rights for one or more classes of stock;

•	Board does not have the right to change the size of the board beyond a stated range that has been approved by shareholders;

•	The company has not under-performed its both industry peers and index on both a one-year and three-year total shareholder returns basis*, unless there has been a change in the CEO position within the last three years; and

•	No director received a WITHHOLD vote level of 35% or more of the votes cast in the previous election.

*	Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year on industry peers and index).
•	Director and Officer Indemnification and Liability Protection
Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.

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Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”) but that previously the company was not required to indemnify.
Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
•	If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.
•	Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
Vote AGAINST shareholder proposals requiring two candidates per board seat.
•	Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
•	Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the

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proposal, such as a counterbalancing governance structure. This should include all of the following:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:
•	Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

•	Serves as liaison between the chairman and the independent directors,

•	Approves information sent to the board,

•	Approves meeting agendas for the board,

•	Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

•	Has the authority to call meetings of the independent directors,

•	If requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All-independent key committees;

•	Established governance guidelines;

•	The company should not have underperformed both its industry peers and index on both a one-year and three-year total shareholder returns basis*, unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance issues.

*	Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year on industry peers and index).

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•	Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of independent outsider. (See Classification of Directors.)
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
•	Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.
•	Office of the Board
Generally vote FOR shareholders proposals requesting that the board establish an Office of the Board of Directors in order to facilitate direct communications between shareholders and non-management directors, unless the company has all of the following:
•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•	The company has an independent chairman or a lead/presiding director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.
•	Open Access
Generally vote FOR reasonably crafted shareholder proposals providing shareholders with the ability to nominate director candidates to be included on management’s proxy card, provided the proposal substantially mirrors the SEC’s proposed two-trigger

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formulation (see the proposed “Security Holder Director Nominations” rule (http://www.sec.gov/rules/proposed/34-48626.htm) or ISS’ comment letter to the SEC dated 6/13/2003, available on ISS website under Governance Center- ISS Position Papers).
•	Performance Test for Directors
WITHHOLD from directors of Russell 3000 companies that underperformed relative to their industry peers. The criterion used to evaluate such underperformance is a combination of four performance measures:
One measurement will be a market-based performance metric and three measurements will be tied to the company’s operational performance. The market performance metric in the methodology is five-year Total Shareholder Return (TSR) on a relative basis within each four-digit GICS group. The three operational performance metrics are sales growth, EBITDA growth, and pre-tax operating Return on Invested Capital (ROIC) on a relative basis within each four-digit GICS group. All four metrics will be time-weighted as follows: 40 percent on the trailing 12 month period and 60 percent on the 48 month period prior to the trailing 12 months. This methodology emphasizes the company’s historical performance over a five-year period yet also accounts for near-term changes in a company’s performance.
The table below summarizes the new framework:

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Metrics	Basis of Evaluation	Weighting	2nd Weighting
Operational Performance			50%
5-year Average pre-tax operating ROIC	Management efficiency in deploying assets	33.3%
5-year Sales Growth	Top-Line	33.3%
5-year EBITDA Growth	Core-earnings	33.3%
Sub Total		100%
Stock Performance			50%
5-year TSR	Market
Total			100%
Adopt a two-phased approach. In 2007 (Year 1), the worst performers (bottom five percent) within each of the 24 GICS groups will automatically receive cautionary language, except for companies that have already received cautionary language or withhold votes in 2006 under the current policy. The latter may be subject to withhold votes in 2007. For 2008 (Year 2), WITHHOLD votes from director nominees if a company continues to be in the bottom five percent within its GICS group for that respective year and/or shows no improvement in its most recent trailing 12 months operating and market performance relative to its peers in its GICS group. This policy would be applied on a rolling basis going forward.
•	Stock Ownership Requirements
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is desired, the company should determine the appropriate ownership requirement.
Vote CASE-BY-CASE on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.
•	Term Limits
Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.
3. Proxy Contests

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•	Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
•	Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
•	Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.
4. Antitakeover Defenses and Voting Related Issues
•	Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, supporting those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.
•	Amend Bylaws without Shareholder Consent

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Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.
•	Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

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•	Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.
•	Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
•	Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.
5. Mergers and Corporate Restructurings
Overall Approach
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

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•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
•	Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.
•	Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.
•	Asset Sales
Vote CASE-BY-CASE on asset sales, considering the following factors:
•	Impact on the balance sheet/working capital;

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•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.
•	Bundled Proposals
Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.
•	Conversion of Securities
Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
•	Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:
•	Dilution to existing shareholders’ position;

•	Terms of the offer;

•	Financial issues;

•	Management’s efforts to pursue other alternatives;

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•	Control issues;

•	Conflicts of interest.
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
•	Formation of Holding Company
Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:
•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure;

•	Changes to the articles of incorporation or bylaws of the company.
Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital Structure”);

•	Adverse changes in shareholder rights.
•	Going Private Transactions (LBOs, Minority Squeezeouts, and Going Dark)
Vote CASE-BY-CASE on going private transactions, taking into account the following:
•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.

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Vote CASE-BY-CASE on “going dark” transactions, determining whether the transaction enhances shareholder value by taking into consideration:
•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Cash-out value;

•	Whether the interests of continuing and cashed-out shareholders are balanced; and

•	The market reaction to public announcement of transaction.
•	Joint Ventures
Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:
•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives;

•	Noncompletion risk.
•	Liquidations
Vote CASE-BY-CASE on liquidations, taking into account the following:
•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.
•	Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

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Vote CASE-BY-CASE on mergers and acquisitions, determining whether the transaction enhances shareholder value by giving consideration to items listed under “Mergers and Corporate Restructurings: Overall Approach.”
•	Private Placements/Warrants/Convertible Debentures
Vote CASE-BY-CASE on proposals regarding private placements, taking into consideration:
•	Dilution to existing shareholders’ position;

•	Terms of the offer;

•	Financial issues;

•	Management’s efforts to pursue other alternatives;

•	Control issues;

•	Conflicts of interest.
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.
•	Spinoffs
Vote CASE-BY-CASE on spin-offs, considering:
•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.

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•	Value Maximization Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:
•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management;

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	Whether company is actively exploring its strategic options, including retaining a financial advisor.
6. State of Incorporation
•	Control Share Acquisition Provisions
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.
•	Control Share Cash-out Provisions
Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

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Vote FOR proposals to opt out of control share cash-out statutes.
•	Disgorgement Provisions
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.
Vote FOR proposals to opt out of state disgorgement provisions.
•	Fair Price Provisions
Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
•	Freeze-out Provisions
Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.
•	Greenmail
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.
Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
•	Reincorporation Proposals

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Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including:
•	The reasons for reincorporating;

•	A comparison of the governance provisions;

•	Comparative economic benefits; and

•	A comparison of the jurisdictional laws.
Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.
•	Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
•	State Antitakeover Statutes
Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).
7. Capital Structure
•	Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.
•	Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:

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•	Rationale;

•	Good performance with respect to peers and index on a five-year total shareholder return basis;

•	Absence of non-shareholder approved poison pill;

•	Reasonable equity compensation burn rate;

•	No non-shareholder approved pay plans; and

•	Absence of egregious equity compensation practices.
•	Dual-Class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders;

•	It is not designed to preserve the voting power of an insider or significant shareholder.
•	Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).
•	Preemptive Rights
Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.
•	Preferred Stock

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Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.
•	Recapitalization
Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:
•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.
•	Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.

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Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.
•	Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
•	Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.
•	Tracking Stock
Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:
•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.
8. Executive and Director Compensation
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

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•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.
Each of these factors is further described below:
•	Cost of Equity Plans
Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.
The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s allowable cap.
•	Repricing Provisions
Vote AGAINST plans that expressly permit the repricing of underwater stock options without prior shareholder approval, even if the cost of the plan is reasonable. Also, WITHHOLD from members of the Compensation Committee who approved and/or implemented an option exchange program by repricing and buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price without prior shareholder approval, even if such repricings are allowed in their equity plan.

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Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.
•	Pay-for Performance Disconnect
Generally vote AGAINST plans in which:
•	there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance);

•	the main source of the pay increase (over half) is equity-based, and

•	the CEO is a participant of the equity proposal.
Performance decreases are based on negative one- and three-year total shareholder returns. CEO pay increases are based on the CEO’s total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, value of non-equity incentive payouts, change in pension value and nonqualified deferred compensation earnings, and all other compensation) increasing over the previous year.
WITHHOLD votes from the Compensation Committee members when the company has a pay for performance disconnect.
On a CASE-BY-CASE basis, vote for equity plans and FOR compensation committee members with a pay-for-performance disconnect if compensation committee members can present strong and compelling evidence of improved committee performance. This evidence must go beyond the usual compensation committee report disclosure. This additional evidence necessary includes all of the following:
•	The compensation committee has reviewed all components of the CEO’s compensation, including the following:
•	Base salary, bonus, long-term incentives;

•	Accumulative realized and unrealized stock option and restricted stock gains;

•	Dollar value of perquisites and other personal benefits to the CEO and the total cost to the company;

•	Earnings and accumulated payment obligations under the company’s nonqualified deferred compensation program;

•	Actual projected payment obligations under the company’s supplemental executive retirement plan (SERPs).

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•	A tally sheet with all the above components should be disclosed for the following termination scenarios:
•	Payment if termination occurs within 12 months: $ ;

•	Payment if “not for cause” termination occurs within 12 months: $ ;

•	Payment if “change of control” termination occurs within 12 months: $ .
•	The compensation committee is committed to providing additional information on the named executives’ annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered, as well as the maximum cash bonus payable for superior performance.
The repetition of the compensation committee report does not meet ISS’ requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.
•	The compensation committee is committed to granting a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-based equity awards do not refer to non-qualified stock options1 or performance-accelerated grants.[2] Instead,

1	Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company’s underlying performance.

2	Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).

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performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.
The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.
•	The compensation committee has the sole authority to hire and fire outside compensation consultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company’s financial measures.
•	Three-Year Burn Rate/Burn Rate Commitment
Generally vote AGAINST plans if the company’s most recent three-year burn rate exceeds one standard deviation in excess of the industry mean (per the following Burn Rate Table) and is over two percent of common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.
However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation (or 2%, whichever is greater), assuming all other conditions for voting FOR the plan have been met.
If a company fails to fulfill its burn rate commitment, vote to WITHHOLD from the compensation committee.
2007 Burn Rate Table

		Russell 3000			Non-Russell 3000
			Standard	Mean +		Standard	Mean +
GICS	Description	Mean	Deviation	STDEV	Mean	Deviation	STDEV
1010	Energy	1.37%	0.92%	2.29%	1.76%	2.01%	3.77%
1510	Materials	1.23%	0.62%	1.85%	2.21%	2.15%	4.36%
2010	Capital Goods	1.60%	0.98%	2.57%	2.34%	1.98%	4.32%
2020	Commercial Services & Supplies	2.39%	1.42%	3.81%	2.25%	1.93%	4.18%
2030	Transportation	1.30%	1.01%	2.31%	1.92%	1.95%	3.86%
2510	Automobiles & Components	1.93%	0.98%	2.90%	2.37%	2.32%	4.69%
2520	Consumer Durables & Apparel	1.97%	1.12%	3.09%	2.02%	1.68%	3.70%
2530	Hotels Restaurants & Leisure	2.22%	1.19%	3.41%	2.29%	1.88%	4.17%
2540	Media	1.78%	0.92%	2.70%	3.26%	2.36%	5.62%

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		Russell 3000			Non-Russell 3000
			Standard	Mean +		Standard	Mean +
GICS	Description	Mean	Deviation	STDEV	Mean	Deviation	STDEV
2550	Retailing	1.95%	1.10%	3.05%	2.92%	2.21%	5.14%
3010, 3020, 3030	Food & Staples Retailing	1.66%	1.25%	2.91%	1.90%	2.00%	3.90%
3510	Health Care Equipment & Services	2.87%	1.32%	4.19%	3.51%	2.31%	5.81%
3520	Pharmaceuticals & Biotechnology	3.12%	1.38%	4.50%	3.96%	2.89%	6.85%
4010	Banks	1.31%	0.89%	2.20%	1.15%	1.10%	2.25%
4020	Diversified Financials	2.13%	1.64%	3.76%	4.84%	5.03%	9.87%
4030	Insurance	1.34%	0.88%	2.22%	1.60%	1.96%	3.56%
4040	Real Estate	1.21%	1.02%	2.23%	1.21%	1.02%	2.23%
4510	Software & Services	3.77%	2.05%	5.82%	5.33%	3.13%	8.46%
4520	Technology Hardware & Equipment	3.05%	1.65%	4.70%	3.58%	2.34%	5.92%
4530	Semiconductors & Semiconductor Equip.	3.76%	1.64%	5.40%	4.48%	2.46%	6.94%
5010	Telecommunication Services	1.71%	0.99%	2.70%	2.98%	2.94%	5.92%
5510	Utilities	0.84%	0.51%	1.35%	0.84%	0.51%	1.35%
For companies that grant both full value awards and stock options to their employees, ISS shall apply a premium on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

Annual Stock Price
Characteristics	Volatility	Premium
High annual volatility	53% and higher	1 full-value award will count as 1.5 option shares
Moderate annual volatility	25% — 52%	1 full-value award will count as 2.0 option shares
Low annual volatility	Less than 25%	1 full-value award will count as 4.0 option shares
•	Poor Pay Practices
Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.
WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withholding votes:
•	Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

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•	Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

•	Huge bonus payouts without justifiable performance linkage or proper disclosure;

•	Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

•	Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

•	New CEO awarded an overly generous new hire package (e.g., including excessive “make whole” provisions or any of the poor pay practices listed in this policy);

•	Excessive severance provisions (e.g., including excessive change in control payments);

•	Change in control payouts without loss of job or substantial diminution of job duties;

•	Internal pay disparity;

•	Options backdating (covered in a separate policy); and

•	Other excessive compensation payouts or poor pay practices at the company.
Specific Treatment of Certain Award Types in Equity Plan Evaluations:
•	Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
•	Liberal Share Recycling Provisions
Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.

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Other Compensation Proposals and Policies
•	401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.
•	Director Compensation
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.
On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:
•	A minimum vesting of three years for stock options or restricted stock; or

•	Deferred stock payable at the end of a three-year deferral period.
•	Mix between cash and equity:
•	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

•	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
•	No retirement/benefits and perquisites provided to non-employee directors; and

•	Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.
•	Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.

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Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.
•	Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).
•	Employee Stock Purchase Plans— Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.
Vote AGAINST qualified employee stock purchase plans where any of the following apply:
•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.
•	Employee Stock Purchase Plans— Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

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•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
•	Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related

•	Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Vote CASE-BY-CASE on amendments to existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) as long as the plan does not exceed the allowable cap and the plan does not violate any of the supplemental policies.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.
•	Options Backdating
In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Length of time of options backdating;

•	Size of restatement due to options backdating;

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•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.
•	Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

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Vote FOR shareholder proposals to put option repricings to a shareholder vote.
•	Stock Plans in Lieu of Cash
Vote CASE-by-CASE on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote FOR non-employee director only equity plans which provide a dollar-for-dollar cash for stock exchange.
Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.
•	Transfer Programs of Stock Options
One-time Transfers: WITHHOLD votes from compensation committee members if they fail to submit one-time transfers for to shareholders for approval.
Vote CASE-BY-CASE on one-time transfers. Vote FOR if:
•	Executive officers and non-employee directors are excluded from participating;

•	Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.
Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.
Shareholder Proposals on Compensation
•	Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

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•	Compensation Consultants- Disclosure of Board or Company’s Utilization
Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Board committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
•	Disclosure/Setting Levels or Types of Compensation for Executives and Directors
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.
•	Option Repricing
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
•	Pay for Superior Performance
Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. The proposals call for:
•	the annual incentive component of the plan should utilize financial performance criteria that can be benchmarked against peer group performance, and provide that no annual bonus be awarded based on financial performance criteria unless the company exceeds the median or mean performance of a disclosed group of peer companies on the selected financial criteria;

•	the long-term equity compensation component of the plan should utilize financial and/or stock price performance criteria that can be benchmarked against peer group performance, and any options, restricted shares, or other equity compensation used should be structured so that compensation is received only when company performance exceeds the median or mean performance of the peer group companies on the selected financial and stock price performance criteria; and

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•	the plan disclosure should allow shareholders to monitor the correlation between pay and performance.
Consider the following factors in evaluating this proposal:
•	What aspects of the company’s annual and long -term equity incentive programs are performance driven?

•	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?
•	Pension Plan Income Accounting
Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.
•	Performance-Based Awards
Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
•	First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

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In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.
•	Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:
•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.
•	Supplemental Executive Retirement Plans (SERPs)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.
9. Corporate Responsibility
Consumer Issues and Public Safety
•	Animal Rights
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

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•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

•	The company has been the subject of recent, significant controversy related to its testing programs.
Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:
•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to or better than those of peer firms; and

•	There are no serious controversies surrounding the company’s treatment of animals.
•	Drug Pricing
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:
•	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.
•	Drug Reimportation
Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation.
•	Genetically Modified Foods

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Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure;

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs;

•	Any voluntary labeling initiatives undertaken or considered by the company.
Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds. Evaluate the following:
•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure;

•	The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.
Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.
Vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.
•	Handguns

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Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.
•	HIV/AIDS
Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations and how the company is responding to it, taking into account:
•	The nature and size of the company’s operations in Sub-Saharan Africa and the number of local employees;

•	The company’s existing healthcare policies, including benefits and healthcare access for local workers;

•	Company donations to healthcare providers operating in the region.
Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.
•	Predatory Lending
Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:
•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of its subprime business;

•	Whether the company has been subject to violations of lending laws or serious lending controversies;

•	Peer companies’ policies to prevent abusive lending practices.
•	Tobacco

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Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:
Second-hand smoke:
•	Whether the company complies with all local ordinances and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness;

•	The risk of any health-related liabilities.
Advertising to youth:
•	Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations;

•	Whether the company has gone as far as peers in restricting advertising;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;

•	Whether restrictions on marketing to youth extend to foreign countries.
Cease production of tobacco-related products or avoid selling products to tobacco companies:
•	The percentage of the company’s business affected;

•	The economic loss of eliminating the business versus any potential tobacco-related liabilities.
Spin-off tobacco-related businesses:
•	The percentage of the company’s business affected;

•	The feasibility of a spin-off;

•	Potential future liabilities related to the company’s tobacco business.
Stronger product warnings:
Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.
Investment in tobacco stocks:

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Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.
•	Toxic Chemicals
Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals.
Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals, considering:
•	Current regulations in the markets in which the company operates;

•	Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and

•	The current level of disclosure on this topic.
Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.
Environment and Energy
•	Arctic National Wildlife Refuge
Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:
•	New legislation is adopted allowing development and drilling in the ANWR region;

•	The company intends to pursue operations in the ANWR; and

•	The company does not currently disclose an environmental risk report for their operations in the ANWR.
•	CERES Principles
Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:
•	The company’s current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES;

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•	The company’s environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills;

•	Environmentally conscious practices of peer companies, including endorsement of CERES;

•	Costs of membership and implementation.
•	Climate Change
In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:
•	The company already provides current, publicly-available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

•	The company’s level of disclosure is comparable to or better than information provided by industry peers; and

•	There are no significant fines, penalties, or litigation associated with the company’s environmental performance.
•	Concentrated Area Feeding Operations (CAFOs)
Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:
•	The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

•	The company does not directly source from CAFOs.
•	Environmental-Economic Risk Report
Vote CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance considering:
•	The feasibility of financially quantifying environmental risk factors;

•	The company’s compliance with applicable legislation and/or regulations regarding environmental performance;

•	The costs associated with implementing improved standards;

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•	The potential costs associated with remediation resulting from poor environmental performance; and

•	The current level of disclosure on environmental policies and initiatives.
•	Environmental Reports
Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.
•	Global Warming
Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business.
Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.
•	Kyoto Protocol Compliance
Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:
•	The company does not maintain operations in Kyoto signatory markets;

•	The company already evaluates and substantially discloses such information; or,

•	Greenhouse gas emissions do not significantly impact the company’s core businesses.
•	Land Use
Generally vote AGAINST resolutions that request the disclosure of detailed information on a company’s policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use.
•	Nuclear Safety
Generally vote AGAINST resolutions requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods unless:

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•	The company does not have publicly disclosed guidelines describing its policies and procedures for addressing risks associated with its operations;

•	The company is non-compliant with Nuclear Regulatory Commission (NRC) requirements; or

•	The company stands out amongst its peers or competitors as having significant problems with safety or environmental performance related to its nuclear operations.
•	Operations in Protected Areas
Generally vote FOR requests for reports outlining potential environmental damage from operations in protected regions, including wildlife refuges unless:
•	The company does not currently have operations or plans to develop operations in these protected regions; or,

•	The company provides disclosure on its operations and environmental policies in these regions comparable to industry peers.
•	Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
•	The nature of the company’s business and the percentage affected;

•	The extent that peer companies are recycling;

•	The timetable prescribed by the proposal;

•	The costs and methods of implementation;

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations.
•	Renewable Energy
In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.
Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

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•	Sustainability Report
Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:
•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.
General Corporate Issues
•	Charitable/Political Contributions
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	The company is in compliance with laws governing corporate political activities; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a policy on political contributions.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for

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creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
•	Disclosure of Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering any significant controversy or litigation surrounding a company’s public policy activities, the current level of disclosure on lobbying strategy, and the impact that the policy issue may have on the company’s business operations.
•	Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:
•	The relevance of the issue to be linked to pay;

•	The degree that social performance is already included in the company’s pay structure and disclosed;

•	The degree that social performance is used by peer companies in setting pay;

•	Violations or complaints filed against the company relating to the particular social performance measure;

•	Artificial limits sought by the proposal, such as freezing or capping executive pay

•	Independence of the compensation committee;

•	Current company pay levels.
•	Outsourcing/Offshoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:
•	Risks associated with certain international markets;

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•	The utility of such a report to shareholders;

•	The existence of a publicly available code of corporate conduct that applies to international operations.
Labor Standards and Human Rights
•	China Principles
Vote AGAINST proposals to implement the China Principles unless:
•	There are serious controversies surrounding the company’s China operations; and

•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).
•	Country-specific Human Rights Reports
Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:
•	The nature and amount of company business in that country;

•	The company’s workplace code of conduct;

•	Proprietary and confidential information involved;

•	Company compliance with U.S. regulations on investing in the country;

•	Level of peer company involvement in the country.
•	International Codes of Conduct/Vendor Standards
Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
•	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;

•	Agreements with foreign suppliers to meet certain workplace standards;

•	Whether company and vendor facilities are monitored and how;

•	Company participation in fair labor organizations;

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•	Type of business;

•	Proportion of business conducted overseas;

•	Countries of operation with known human rights abuses;

•	Whether the company has been recently involved in significant labor and human rights controversies or violations;

•	Peer company standards and practices;

•	Union presence in company’s international factories.
Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
•	The company does not operate in countries with significant human rights violations;

•	The company has no recent human rights controversies or violations; or

•	The company already publicly discloses information on its vendor standards compliance.
•	MacBride Principles
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:
•	Company compliance with or violations of the Fair Employment Act of 1989;

•	Company antidiscrimination policies that already exceed the legal requirements;

•	The cost and feasibility of adopting all nine principles;

•	The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles);

•	The potential for charges of reverse discrimination;

•	The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted;

•	The level of the company’s investment in Northern Ireland;

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•	The number of company employees in Northern Ireland;

•	The degree that industry peers have adopted the MacBride Principles;

•	Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.
Military Business
•	Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.
•	Landmines and Cluster Bombs
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:
•	Whether the company has in the past manufactured landmine components;

•	Whether the company’s peers have renounced future production.
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
•	What weapons classifications the proponent views as cluster bombs;

•	Whether the company currently or in the past has manufactured cluster bombs or their components;

•	The percentage of revenue derived from cluster bomb manufacture;

•	Whether the company’s peers have renounced future production.
•	Nuclear Weapons
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.
•	Operations in Nations Sponsoring Terrorism (e.g., Iran)

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Vote CASE-BY-CASE on requests for a board committee review and report outlining the company’s financial and reputational risks from its operations in a terrorism-sponsoring state, taking into account current disclosure on:
•	The nature and purpose of the operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption;

•	Compliance with U.S. sanctions and laws.
•	Spaced-Based Weaponization
Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:
•	The information is already publicly available; or

•	The disclosures sought could compromise proprietary information.
Workplace Diversity
•	Board Diversity
Generally vote FOR reports on the company’s efforts to diversify the board, unless:
•	The board composition is reasonably inclusive in relation to companies of similar size and business; or

•	The board already reports on its nominating procedures and diversity initiatives.
Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies.
Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
•	The degree of board diversity;

•	Comparison with peer companies;

•	Established process for improving board diversity;

•	Existence of independent nominating committee;

•	Use of outside search firm;

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•	History of EEO violations.
•	Equal Employment Opportunity (EEO)
Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:
•	The company has well-documented equal opportunity programs;

•	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

•	The company has no recent EEO-related violations or litigation.
Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.
•	Glass Ceiling
Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:
•	The composition of senior management and the board is fairly inclusive;

•	The company has well-documented programs addressing diversity initiatives and leadership development;

•	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

•	The company has had no recent, significant EEO-related violations or litigation.
•	Sexual Orientation
Vote FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.
Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.
10. Mutual Fund Proxies
•	Election of Directors

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Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
•	Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:
•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.
•	Proxy Contests
Vote CASE-BY-CASE on proxy contests, considering the following factors:
•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.
•	Investment Advisory Agreements
Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:
•	Proposed and current fee schedules;

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•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).
•	Approving New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.
•	Preferred Stock Proposals
Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:
•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.
•	1940 Act Policies
Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:
•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
•	Changing a Fundamental Restriction to a Nonfundamental Restriction

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Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:
•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.
•	Change Fundamental Investment Objective to Nonfundamental
Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.
•	Name Change Proposals
Vote CASE-BY-CASE on name change proposals, considering the following factors:
•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.
•	Change in Fund’s Subclassification
Vote CASE-BY-CASE on changes in a fund’s sub-classification, considering the following factors:
•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.
•	Disposition of Assets/Termination/Liquidation
Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
•	Strategies employed to salvage the company;

•	The fund’s past performance;

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•	The terms of the liquidation.
•	Changes to the Charter Document
Vote CASE-BY-CASE on changes to the charter document, considering the following factors:
•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.
Vote AGAINST any of the following changes:
•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.
•	Changing the Domicile of a Fund
Vote CASE-BY-CASE on re-incorporations, considering the following factors:
•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.

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•	Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.
•	Distribution Agreements
Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:
•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.
•	Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.
•	Mergers
Vote CASE-BY-CASE on merger proposals, considering the following factors:
•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.
Shareholder Proposals for Mutual Funds
•	Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
•	Reimburse Shareholder for Expenses Incurred

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Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.
•	Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:
•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

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RCM Proxy Voting Guidelines
and Procedures
May 23, 2007

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Policy Statement and Voting Procedure	page 3

Resolving Conflicts of Interest	page 4

Cost-Benefit Analysis Involving Voting Proxies	page 4

Proxy Voting Guidelines	page 5

Ordinary Business Matters	page 5

Auditors	page 5

Board of Directors	page 6

Executive and Director Compensation	page 8

Capital Structure	page 10

Mergers and Corporate Restructuring	page 10

Antitakeover Defenses and Voting Related Issues	page 12

Social and Environmental Issues	page 14

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Policy Statement
RCM exercises our proxy voting responsibilities as a fiduciary. As a result, in the cases where we have voting authority of our client proxies, we intend to vote such proxies in a manner consistent with the best interest of our clients. Our guidelines are designed to meet applicable fiduciary standards. All votes submitted by RCM on behalf of its clients are not biased by other clients of RCM. Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power.
A Proxy Committee, including investment, compliance and operations personnel, is responsible for establishing our proxy voting policies and procedures. These guidelines summarize our positions on various issues and give general indication as to how we will vote shares on each issue. However, this listing is not exhaustive and does not include all potential voting issues and for that reason, there may be instances when we may not vote proxies in strict adherence to these Guidelines. To the extent that these guideline policies and procedures do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, our Proxy Committee will convene to discuss these instances. In evaluating issues, the Proxy Committee may consider information from many sources, including our portfolio management team, our analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups, and independent proxy research services. The Proxy Committee will meet annually to review these guidelines and determine whether any revisions are appropriate.
Voting Procedure
The voting of all proxies is conducted by the Proxy Specialist in consultation with a Proxy Committee consisting representatives from the Research Department, Portfolio Management Team (PMT), the Legal and Compliance Department, and

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the Proxy Specialist. The Proxy Specialist performs the initial review of the proxy statement, third-party proxy research provided by ISS, and other relevant material, and makes a vote decision in accordance with RCM Proxy Voting Guidelines. In situations where the Proxy Voting Guidelines do not give clear guidance on an issue, the Proxy Specialist will, at his or her discretion, consult the Analyst or Portfolio Manager and/or the Proxy Committee. In the event that an Analyst or Portfolio Manager wishes to override the Guidelines, the proposal will be presented to the Proxy Committee for a final decision.
RCM retains a third-party proxy voting service, Institutional Shareholder Services, Inc. (ISS), to assist us in processing proxy votes in accordance with RCM’s vote decisions. ISS is responsible for notifying RCM of all upcoming meetings, providing a proxy analysis and vote recommendation for each proposal, verifying that all proxies are received, and contacting custodian banks to request missing proxies. ISS sends the proxy vote instructions provided by RCM to the appropriate tabulator. ISS provides holdings reconciliation reports on a monthly basis, and vote summary reports for clients on a quarterly or annual basis. RCM keeps proxy materials used in the vote process on site for at least one year.
Resolving Conflicts of Interest
RCM may have conflicts that can affect how it votes its clients’ proxies. For example, RCM may manage a pension plan whose management is sponsoring a proxy proposal. RCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, RCM may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interest of the client affected by the shareholder right. For this reason, RCM shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.
In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Proxy Committee shall be responsible for addressing how RCM resolves such material conflicts of interest with its clients.
Cost-Benefit Analysis Involving Voting Proxies
RCM shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, RCM may refrain from voting a proxy on behalf of its clients’ accounts.

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In addition, RCM may refrain from voting under certain circumstances. These circumstances may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner’s ability to exercise votes, 5) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.
Proxy voting in certain countries requires “share blocking.” To vote proxies in such countries, shareholders must deposit their shares shortly before the date of the meeting with a designated depositary and the shares are then restricted from being sold until the meeting has taken place and the shares are returned to the shareholders’ custodian banks. Absent compelling reasons, RCM believes the benefit to its clients of exercising voting rights does not outweigh the effects of not being able to sell the shares. Therefore, if share blocking is required RCM generally abstains from voting.
RCM will not be able to vote securities on loan under securities lending arrangements into which RCM’s clients have entered. However, under rare circumstances, for voting issues that may have a significant impact on the investment, and if the client holds a sufficient number of shares to have a material impact on the vote, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client and the administrative burden of retrieving the securities.

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Proxy Voting Guidelines
Ordinary Business
Ordinary Business Matters: Case-by-Case
RCM votes FOR management proposals covering routine business matters such as changing the name of the company, routine bylaw amendments, and changing the date, time, or location of the annual meeting.
Routine items that are bundled with non-routine items will be evaluated on a case-by-case basis. Proposals that are not clearly defined other than to transact “other business,” will be voted AGAINST, to prevent the passage of significant measures without our express oversight.
Auditors
Ratification of Auditors: Case-by-Case
RCM generally votes FOR proposals to ratify auditors, unless there is reason to believe that there is a conflict of interest, or if the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.
RCM will review, on a case-by-case basis, instances in which the audit firm has substantial non-audit relationships with the company, to determine whether we believe independence has been compromised.
Shareholder Proposals Regarding Rotation of Auditors: Generally FOR
RCM generally will support shareholder proposals asking for audit firm rotation, unless the rotation period is less than five years, which would be unduly burdensome to the company.
Shareholder Proposals Regarding Auditor Independence: Case-by-Case

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RCM will evaluate on a case-by-case basis, shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or to cap the level of non-audit services.

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Board of Directors
Election of Directors: Case-by-Case
Votes on director nominees are made on a case-by-case basis. RCM favors boards that consist of a substantial majority of independent directors who demonstrate a commitment to creating shareholder value. RCM also believes that key board committees (audit, compensation, and nominating) should include only independent directors to assure that shareholder interests will be adequately addressed. When available information demonstrates a conflict of interest or a poor performance record for specific candidates, RCM may withhold votes from director nominees.
Majority Vote Requirement for the Election of Directors: Case-by-Case
RCM evaluates proposals to require a majority vote for the election of directors, on a case-by-case basis. RCM generally supports binding and non-binding (advisory) proposals to initiate a change in the vote threshold requirement for board nominees, as we believe this may bring greater director accountability to shareholders. Exceptions may be made for companies with policies that provide for a meaningful alternative to a full majority-voting standard.
Classified Boards: AGAINST
Classified (or staggered) boards provide for the directors to be divided into three groups, serving a staggered three-year term. Each year one of the groups of directors is nominated for re-election and serves a three-year term. RCM generally opposes classified board structures, as we prefer annual election of directors to discourage entrenchment. RCM will vote FOR shareholder proposals to de-classify the board of directors.
Changing Size of Board: Case-by-Case
RCM votes FOR proposals to change the size of the board of directors, if the proposed number falls between 6 to 15 members. We generally vote AGAINST proposals to increase the number of directors to more than 15, because very large boards may experience difficulty achieving consensus and acting quickly on important items.
Majority of Independent Directors on Board: Case-by-Case
RCM considers how board structure impacts the value of the company and evaluates shareholder proposals for a majority of independent directors on a case-by-case basis.

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RCM generally votes FOR proposals requiring the board to consist of, at least, a substantial (2/3) majority of independent directors. Exceptions are made for companies with a controlling shareholder and for boards with very long term track records of adding shareholder value based on 3, 5 and 10-year stock performance.
Minimum Share Ownership by the Board: AGAINST
Although stockholders may benefit from directors owning stock in a company and having a stake in the profitability and well-being of a company, RCM does not support resolutions that would require directors to make a substantial investment which would effectively exclude them from accepting directorships for purely financial reasons.
Limit Tenure of Directors: AGAINST
RCM does not support shareholder proposals for term limits, as limiting tenure may force valuable, experienced directors to leave the board solely because of their length of service. We prefer to retain the ability to evaluate director performance, and vote on all director nominees once a year.
Director Indemnification and Liability Protection: Case-by-Case
RCM votes AGAINST proposals that would limit or eliminate all liability for monetary damages, for directors and officers who violate the duty of care. RCM will also vote AGAINST proposals that would expand indemnification to cover acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness. If, however, a director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, and if only the director’s legal expenses would be covered, RCM may vote FOR expanded coverage.
Separate Chairman/Chief Executive Officer: Case-by-Case
RCM votes shareholder proposals to separate Chairman and CEO positions on a case-by-case basis, and considers the impact on management credibility and thus the value of the company. RCM generally votes FOR shareholder proposals requiring the position of Chairman to be filled by an independent director, because a combined title can make it difficult for the board to remove a CEO that has underperformed, and harder to challenge a CEO’s decisions. We are, however, willing to accept a combined title for companies whose outside directors hold regularly-scheduled non-management meetings with a powerful and independent Lead Director.

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Diversity of the Board of Directors: Case-by-Case
RCM reviews shareholder proposals that request a company to increase the representation of women and minorities on the board, on a case-by-case basis. RCM generally votes FOR requests for reports on the company’s efforts to diversify the board, unless the board composition is reasonably inclusive of women and minorities in relation to companies of similar size and business, and if the board already reports on its nominating procedures and diversity initiatives.
Executive and Director Compensation
Stock Incentive Plans: Case-by-Case
RCM reviews stock incentive plan proposals on a case-by-case basis, to determine whether the plan is in the best interest of shareholders. We generally support stock incentive plans that are designed to attract, retain or encourage executives and employees, while aligning their financial interests with those of investors. We also prefer plans that limit the transfer of shareholder wealth to insiders, and favor stock compensation in the form of performance-based restricted stock over fixed price option plans.
RCM utilizes research from a third-party proxy voting service (ISS) to assist us in analyzing all details of a proposed stock incentive plan. Unless there is evidence that a plan would have a positive economic impact on shareholder value, we generally vote against plans that result in excessive dilution, and vote against plans that contain negative provisions, such as repricing or replacing underwater options without shareholder approval.
Shareholder Proposals Regarding Options Expensing: FOR
RCM generally votes FOR shareholder proposals requesting companies to disclose the cost of stock options as an expense on their income statement, to clarify the company’s earnings and profitability to shareholders.
Cash Bonus Plans (OBRA related): Case-by-Case
RCM considers Omnibus Budget and Reconciliation Act (OBRA) Cash Bonus Plan proposals on a case-by-case basis. OBRA regulations require companies to secure shareholder approval for their performance-based cash or cash and stock bonus plans to preserve the tax deduction for bonus compensation exceeding OBRA’s $1 million cap.
The primary objective of such proposals is to avoid tax deduction limitations imposed

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by Section 162(m) of the Internal Revenue Code, and RCM will generally vote FOR plans that have appropriate performance targets and measures in place.
In cases where plans do not meet acceptable standards or we believe executives are over compensated in the context of shareholder value creation, RCM may vote AGAINST the cash bonus plan, and may withhold votes from compensation committee members.
Eliminate Non-Employee Director Retirement Plans: FOR
RCM generally supports proposals to eliminate retirement benefits for non-employee directors, as such plans can create conflicts of interest by their high value. Additionally, such benefits are often redundant, since many directors receive pension benefits from their primary employer.
Employee Stock Purchase Plans: Case-by-Case
Employee Stock Purchase Plans give employees the opportunity to purchase stock of their company, primarily through payroll deductions. Such plans provide performance incentives and lead employees to identify with shareholder interests.
Qualified employee stock purchase plans qualify for favorable tax treatment under Section 423 of the Internal Revenue Code. RCM will vote FOR Qualified Employee Stock Purchase Plans that include: (1) a purchase price of at least 85 percent of fair market value, and (2) an offering period of 27 months or less, and (3) voting power dilution (percentage of outstanding shares) of no more than 10 percent.
For Nonqualified Employee Stock Purchase Plans, companies provide a match to employees’ contributions, instead of a discount in stock price. Provided the cost of the plan is not excessive, RCM generally votes FOR non-qualified plans that include: (1) broad-based participation (2) limits on employee contribution (3) company matching contribution up to 25 percent of the employee’s contribution (4) no discount on stock price on the date of purchase.
Shareholder Proposals Regarding Executive Pay: Case-by-Case
RCM generally votes FOR shareholder proposals that request additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
RCM votes FOR proposals requesting that at least a significant portion of the company’s awards are performance-based. Preferably, performance measures should

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include long term growth metrics.
RCM votes FOR proposals to require option repricings to be put to a shareholder vote, and FOR proposals to require shareholder votes on compensation plans.
RCM votes AGAINST shareholder proposals that seek to set absolute levels on compensation or otherwise dictate the amount of compensation, and AGAINST shareholder proposals requiring director fees to be paid in stock only.
All other shareholder proposals regarding executive and director pay are voted on a case-by-case basis, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.
Executive Severance Agreements (Golden Parachutes): Case-by-Case
RCM votes FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Proposals to ratify or cancel golden or tin parachutes are evaluated on a case-by-case basis. RCM will vote AGAINST parachute proposals, when the amount exceeds three times base salary plus guaranteed benefits.
Capital Structure
Capital Stock Authorizations: Case-by-Case
RCM votes proposals for an increase in authorized shares of common or preferred stock on a case-by-case basis, after analyzing the company’s industry and performance in terms of shareholder returns. We generally vote AGAINST stock increases that are greater than 100 percent, unless the company has provided a specific reason for the increase. We will also vote AGAINST proposals for increases in which the stated purpose is to reserve additional shares to implement a poison pill. (Note: see page 10, for more on preferred stock).
Stock Splits and Dividends: Case-by-Case
RCM generally votes FOR management proposals to increase common share authorization for a stock split or share dividend, provided that the increase in shares is

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not excessive. We also generally vote in favor shareholder proposals to initiate a dividend, particularly in the case of poor performing large cap companies with stock option plans result in excessive dilution.
Mergers and Corporate Restructuring
Mergers and Restructurings: Case-by-Case
A merger, restructuring, or spin-off in some way affects a change in control of the company’s assets. In evaluating the merit such transactions, RCM will consider the terms of each proposal and will analyze the potential long-term value of the investment. RCM will support management proposals for a merger or restructuring if the transaction appears to offer fair value, but may oppose them if they include significant changes to corporate governance and takeover defenses that are not in the best interest of shareholders.
Prevent a Company from Paying Greenmail: FOR
Greenmail is the payment a corporate raider receives for his/her shares. This payment is usually at a premium to the market price, so while greenmail can ensure the continued independence of the company, it discriminates against other shareholders. RCM will generally vote FOR anti-greenmail provisions.
Fair Price Provision: AGAINST
Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between five and twenty percent of the outstanding shares) that triggered the provision. An acquirer may avoid such a pricing requirement by obtaining the support of holders of at least a majority of disinterested shares. Such provisions may be viewed as marginally favorable to the remaining disinterested shareholders, since achieving a simple majority vote in favor of an attractive offer may not be difficult.
RCM will vote AGAINST fair price provisions, if the shareholder vote requirement, imbedded in the provision, is greater than a majority of disinterested shares.
RCM will vote FOR shareholder proposals to lower the shareholder vote requirements imbedded in existing fair price provisions.

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State Antitakeover Statutes: Case-by-Case
RCM evaluates the specific statutes at issue, including their effect on shareholder rights and votes proposals to opt out-of-state takeover statutes on a case-by-case basis.
Reincorporation: Case-by-Case
RCM will evaluate reincorporation proposals case-by-case and will consider a variety of factors including the impact reincorporation might have on the longer-term valuation of the stock, the quality of the company’s financial disclosure, the impact on current and potential business with the U.S. government, M&A opportunities and the risk of being forced to reincorporate in the future. RCM generally supports reincorporation proposals for valid business reasons such as reincorporating in the same state as its corporate headquarters.

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Anti-takeover Defenses and Voting Related Issues
Poison Pills: Case-by-Case
RCM votes AGAINST poison pills or (or shareholder rights plans) proposed by a company’s management. Poison pills are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareholder approval.
RCM will always vote FOR shareholder proposals requesting boards to submit their pills to a shareholder vote or redeem them, as poison pills may lead to management entrenchment and can discourage legitimate tender offers.
Dual Class Capitalization with Unequal Voting Rights: Case-by-Case
RCM will vote AGAINST dual class exchange offers and dual class capitalizations with unequal voting rights as they can contribute to the entrenchment of management and allow for voting power to be concentrated in the hands of management and other insiders. RCM will vote FOR proposals to create a new class of nonvoting or subvoting common stock if intended for purposes with minimal or no dilution to current shareholders or not designed to preserve voting power of insiders or significant shareholders.
Blank Check Preferred Stock: Case-by-Case
Blank check proposals authorize a class of preferred stock for which voting rights are not established in advance, but are left to the discretion of the Board of Directors when issued. Such proposals may give management needed flexibility to accomplish acquisitions, mergers or financings. On the other hand, such proposals also give the board the ability to place a block of stock with a shareholder sympathetic to management, thereby entrenching management or making takeovers more difficult.
RCM generally votes AGAINST proposals authorizing the creation of new classes of preferred stock, unless the company expressly states that the stock that will not be used as a takeover defense. We also vote AGAINST proposals to increase the number of authorized preferred stock shares, when no shares have been issued or reserved for a specific purpose.
RCM will vote FOR proposals to authorize preferred stock, in cases where the

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company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Supermajority Voting Provisions: AGAINST
Supermajority vote requirements in a company’s charter or bylaws require a level of voting approval in excess of a simple majority. Generally supermajority provisions require at least 2/3 affirmative vote for passage of issues.
RCM votes AGAINST supermajority voting provisions, as this requirement can make it difficult for shareholders to effect a change regarding a company and its corporate governance provisions. Requiring more than a simple majority voting shares, for mergers or changes to the charter or bylaws, may permit managements to entrench themselves by blocking amendments that are in the best interests of shareholders.
Cumulative Voting: Case-by-Case
Cumulative voting allows shareholders to “stack” their votes behind one or a few directors running for the board, thereby enabling minority shareholders to secure board representation. RCM evaluates management proposals regarding cumulative voting, on a case-by-case basis. For companies that do not have a record of strong corporate governance policies, we will generally vote FOR shareholder proposals to restore or provide for cumulative voting.
Shareholder Action by Written Consent: Case-by-Case
Written consent allows shareholders to initiate and carry out a shareholder action without waiting until the annual meeting or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareholder meeting.
RCM will vote FOR shareholder proposals to allow shareholder action by written consent, and we will oppose management proposals that restrict or prohibit shareholder ability to take action by written consent.
Shareholder’s Right to Call Special Meeting: FOR
RCM votes FOR proposals to restore or expand shareholder rights to call special meetings. We vote AGAINST management proposals requiring higher vote requirements in order to call special meetings, and AGAINST proposals that prohibit the right to call meetings.

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Confidential Voting: FOR
RCM votes for shareholder proposals requesting companies to adopt confidential voting because confidential voting may eliminate undue pressure from company management. Furthermore, RCM maintains records which allow our clients to have access to our voting decisions.
Social and Environmental Issues
Shareholder Proposals Regarding Social and Environmental Issues: Case-by-Case
In evaluating social and environmental proposals, RCM first determines whether the issue should be addressed on a company-specific basis. Many social and environmental proposals are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, RCM recommends voting against the proposal. Most proposals raising issues of public concern require shareholders to apply subjective criteria in determining their voting decisions. While broad social and environmental issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries must consider only the economic impact of the proposal on the target company, which in many cases cannot be clearly demonstrated.
RCM considers the following factors in evaluating proposals that address social and environmental issues:
•	Cost to implement proposed requirement

•	Whether any actual abuses exist

•	Whether the company has taken any action to address the problem

•	The extent, if any, to which the proposal would interfere with the day-to-day management of the company.
RCM generally supports proposals that encourage corporate social responsibility. However, RCM does not support proposals that require a company to cease particular operations, monitor the affairs of other companies with whom it does business, impose quotas, or otherwise interfere with the day-to-day management of a company. In the absence of compelling evidence that a proposal will have a positive economic impact, RCM believes that these matters are best left to the judgment of management.
Sign or Endorse the CERES Principles: Case-by-Case

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The CERES Principles represent a voluntary commitment of corporations to continued environmental improvement beyond what is required by government regulation. CERES was formed by the Coalition of Environmentally Responsible Economies in the wake of the March 1989 Exxon Valdez oil spill, to address environmental issues such as protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Endorsers of the CERES Principles are required to pay annual fees based on annual revenue of the company.
RCM generally supports shareholder requests for reports on activities related to the goals of the CERES Principles or other in-house environmental programs. Proposals to adopt the CERES Principles are voted on a case-by-case basis, taking into account the company’s current environmental disclosure, its environmental track record, and the practices of peer companies.
Environmental Reporting: FOR
RCM generally supports shareholder requests for reports seeking additional information on activities regarding environmental programs, particularly when it appears that companies have not adequately addressed shareholder’s environmental concerns.
Northern Ireland (MacBride Principles): Case-by-Case
The MacBride Principles are aimed at countering anti-Catholic discrimination in employment in the British state of Northern Ireland. These principles require affirmative steps to hire Catholic workers and promote them to management positions, to provide job security and to eliminate inflammatory religious emblems. Divestment of stock is not called for under these principles. RCM takes the following factors into consideration regarding Northern Ireland resolutions:
•	Whether any discrimination charges have been filed against the subject company within the past year;

•	Whether the subject company has subscribed to the Fair Employment Agency’s, “Declaration of Principle and Intent.” (Northern Ireland governmental regulations); and

•	Whether potentially offensive material is not allowed in the work area (flags, posters, etc.).

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RiverSource Investments, LLC
Information Regarding Proxy Voting Policies and Procedures
The RiverSource Investments proxy voting policies and procedures are designed to satisfy our fiduciary obligation with respect to proxy voting in situations where we have been vested with proxy voting authority. In voting proxies on behalf of our advisory clients, RiverSource Investments applies the following general principles in an effort to satisfy this fiduciary obligation:
Maximizing shareholder value;
considering all relevant factors; and
voting without undue influence from individuals or groups.
RiverSource Investments has adopted proxy voting guidelines covering certain types of proposals. These guidelines indicate whether we vote for or against a particular proposal, or whether the matter should be considered on a case-by-case basis. When vested with proxy voting authority and in the absence of specific client guidelines, we will generally vote in the same manner as proxies being voted by our affiliates on behalf of their own clients who have adopted the same voting guidelines. However, recognizing that we and our affiliates each have an independent fiduciary obligation with respect to the voting of proxies, the proxy voting policies fully preserve our ability, and the ability of each affiliate, to vote in a manner contrary to other affiliates.
Examples of the approach taken in RiverSource Investments’ proxy voting guidelines with respect to certain types of proposals include:
Corporate governance matters - RiverSource Investments supports proxy proposals that we believe are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example, we support the annual election of all directors and proposals to eliminate classes of directors. In a routine election of directors, we will generally vote with management’s recommendations because we believe that management is in the best position to know what qualifications are required of directors to form an effective board. However, we will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria.
Stock option plans and other management compensation issues - RiverSource Investments expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. We believe that equity compensation awards can be a useful tool, when not abused, for retaining and motivating employees to engage in conduct that will improve the performance of the company. In this regard, we generally favor minimum holding periods of stock obtained by senior management pursuant to an options plan and will vote against compensation plans for executives that we deem excessive.

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In exercising our proxy voting responsibilities, we may consider the recommendations of a third party research provider and may rely upon the recommendations of this research provider in situations where it is possible to establish voting criteria that are consistent with the intent of our voting guidelines. A complete copy of our discretionary proxy voting guidelines is available upon request.
Where RiverSource Investments is vested with proxy voting authority, it is our policy to vote all proxies on behalf of the client. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside our control, not all proxies may be voted. In addition voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. Certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. RiverSource Investments typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that we may determine that the cost of voting outweighs the potential benefit.
The administration of our proxy voting process is handled by a central point of administration at RiverSource Investments (the “Proxy Administrator”) servicing us and our affiliates that have adopted the same proxy voting guidelines. Among other duties, the Proxy Administrator coordinates with our third party proxy voting and research providers. The Proxy Administrator also identifies situations where the guidelines do not clearly require that we vote in a particular manner and assists in researching and making voting recommendations. Our investment personnel may also make recommendations about voting on a proposal, which may include a recommendation to vote in a manner contrary to our guidelines. In addition, while we and each of our affiliates ultimately decides how each proxy will be voted, a Proxy Voting Committee reviews policies and procedures and helps ensure quality and objectivity in connection with our proxy voting procedures. The Committee provides a general oversight function designed to ensure that each affiliate’s interests are represented with respect to proxy voting procedures.
In voting proxies on behalf of clients, RiverSource Investments seeks to carry out our responsibilities without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. To identify and address potential conflicts of interest, the Proxy Administrator identifies those instances in which we or one of our affiliates intends to vote in a manner inconsistent with the guidelines or when a proxy proposal is not covered by the guidelines. In these cases, certain conflict of interest reviews are conducted. If a conflict is identified, the Proxy Administrator will coordinate facilitation of a resolution that is consistent with our fiduciary obligations. With respect to Ameriprise Financial, Inc. proxies, we vote in accordance with the recommendation of an independent third party.

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On an annual basis, or more frequently as determined necessary, we review our existing voting guidelines or add new guidelines. In connection with this review, we consider, among other things, industry trends and the frequency that similar proposals appear on company ballots.
The proxy voting structure adopted by RiverSource Investments and its affiliates is designed to ensure that each affiliate is satisfying its fiduciary and other regulatory obligations that govern the voting of proxies while allowing each affiliate to vote proxies based on what it believes is prudent and will maximize long-term shareholder value. RiverSource Investments maintains proxy voting records and related records designed to meet our obligations under applicable law. Where permitted by and in accordance with applicable law, we may rely on third parties to make and retain, on our behalf, a copy of the relevant records. Clients may obtain a complete copy of our proxy voting policies and other information regarding how their proxies were voted upon request by writing to RiverSource Investments at 50605 Ameriprise Financial Center, Minneapolis, MN 55474 or calling (612) 678-1762.

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Citigroup Asset Management (CAM)
Proxy Voting Policies and Procedures
AMENDED AND RESTATED AS OF MAY 2006
1. TYPES OF ACCOUNTS FOR WHICH CAM VOTES PROXIES
2. GENERAL GUIDELINES
3. HOW CAM VOTES
4. CONFLICTS OF INTEREST
5. VOTING POLICY

☐	Election of directors
☐	Proxy contests
☐	Auditors
☐	Proxy contest defenses
☐	Tender offer defenses
☐	Miscellaneous governance provisions
☐	Capital structure
☐	Executive and director compensation
☐	State of incorporation
☐	Mergers and corporate restructuring
☐	Social and environmental issues
☐	Miscellaneous
6. OTHER CONSIDERATIONS
(1) Share Blocking
(2) Securities on Loan
7. DISCLOSURE OF PROXY VOTING
8. RECORDKEEPING AND OVERSIGHT

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CITIGROUP ASSET MANAGEMENT46 (CAM)
Proxy Voting Policies and Procedures

☐	TYPES OF ACCOUNTS FOR WHICH CAM VOTES PROXIES
Citigroup Asset Management (CAM) votes proxies for each client that has specifically authorized us to vote them in the investment management contract or otherwise; votes proxies for each United States Registered Investment Company (mutual fund) for which we act as adviser or sub-adviser with the power to vote proxies; and votes proxies for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary. These policies and procedures are intended to fulfill applicable requirements imposed on CAM by the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations adopted under these laws.

☐	GENERAL GUIDELINES
In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manages, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. We attempt to provide for the consideration of all factors that could affect the value of the investment and will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.

[46]	Citigroup Asset Management comprises CAM North America, LLC, Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC, and other affiliated investment advisory firms. On December 1, 2005, Citigroup Inc. (“Citigroup”) sold substantially all of its worldwide asset management business, Citigroup Asset Management, to Legg Mason, Inc. (“Legg Mason”). As part of this transaction, CAM North America, LLC, Salomon Brothers Asset Management Inc and Smith Barney Fund Management LLC became wholly-owned subsidiaries of Legg Mason. Under a licensing agreement between Citigroup and Legg Mason, the names of CAM North America, LLC, Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC and their affiliated advisory entities, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason. Citi Marks include, but are not limited to, “Citigroup Asset Management,” “Salomon Brothers Asset Management” and “CAM”. All Citi Marks are owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement. Legg Mason and its subsidiaries, including CAM North America, LLC, Salomon Brothers Asset Management Inc, and Smith Barney Fund Management LLC are not affiliated with Citigroup.

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☐	HOW CAM VOTES
Section V of these policies and procedures set forth certain stated positions. In the case of a proxy issue for which there is a stated position we generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in Section V that we considers in voting on such issue, we votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that we considers in voting on such issue, we votes on a case-by-case basis in accordance with the general principles set forth above. We may utilize an external service provider to provide us with information and/or a recommendation with regard to proxy votes in accordance with our stated positions, but we are not required to follow any such recommendations. However, a particular business unit or investment team may utilize such an external service provider with the intention of following the recommendations of such service provider in all or substantially all cases, even where our policies do not contain a stated position. The use of an external service provider does not relieve the business unit of its responsibility for the proxy vote.
IV. CONFLICTS OF INTEREST
In furtherance of CAM’s goal to vote proxies in the best interests of clients, CAM follows procedures designed to identify and address material conflicts that may arise between CAM’s interests and those of its clients before voting proxies on behalf of such clients.
(1) Procedures for Identifying Conflicts of Interest
CAM relies on the following to seek to identify conflicts of interest with respect to proxy voting:
A. The policy memorandum attached hereto as Appendix A will be distributed periodically to CAM employees. The policy memorandum alerts CAM employees that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of CAM with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of CAM Compliance.
B. CAM Financial Control shall maintain and make available to CAM Compliance and proxy voting personnel an up to date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of CAM’s annual revenues. CAM relies on the policy memorandum directive described in Section IV. (1) A. to identify conflicts of interest arising due to potential client relationships with proxy issuers.

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C. As a general matter, CAM takes the position that relationships between a non-CAM Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-CAM Legg Mason affiliate) do not present a conflict of interest for CAM in voting proxies with respect to such issuer because CAM operates as an independent business unit from other Legg Mason business units and because of the existence of information barriers between CAM and certain other Legg Mason business units. Special circumstances, such as contact between CAM and non-CAM personnel, may cause CAM to consider whether non-CAM relationships between Legg Mason and an issuer present a conflict of interest for CAM with respect to such issuer. As noted in Section IV. (1) A., CAM employees are under an obligation to be aware of the potential for conflicts of interest in voting proxies and to bring such conflicts of interest, including conflicts of interest which may arise because of such special circumstances (such as any attempt by a Legg Mason business unit or Legg Mason officer or employee to influence proxy voting by CAM) to the attention of CAM Compliance. Also, CAM is sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM Legg Mason affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. For prudential reasons, CAM treats such significant, publicized relationships as creating a potential conflict of interest for CAM in voting proxies
D. Based on information furnished by CAM employees or maintained by CAM Compliance pursuant to Section IV. (1) A. and C. and by CAM Financial Control pursuant to Section IV. (1) B., CAM Compliance shall maintain an up to date list of issuers with respect to which CAM has a potential conflict of interest in voting proxies on behalf of client accounts. CAM shall not vote proxies relating to issuers on such list on behalf of client accounts until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described in this Section IV below. Exceptions apply: (i) with respect to a proxy issue that will be voted in accordance with a stated CAM position on such issue, and (ii) with respect to a proxy issue that will be voted in accordance with the recommendation of an independent third party based on application of the policies set forth herein. Such issues generally are not brought to the attention of the Proxy Voting Committee described in Section IV. (2) because CAM’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party based on application of the policies set forth herein.
(2) Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

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A. CAM shall maintain a Proxy Voting Committee to review and address conflicts of interest brought to its attention. The Proxy Voting Committee shall be comprised of such CAM personnel as are designated from time to time. The current members of the Proxy Voting Committee are set forth on Appendix B hereto.
B. All conflicts of interest identified pursuant to the procedures outlined in Section IV.(1) must be brought to the attention of the Proxy Voting Committee by CAM Compliance for resolution. As noted above, a proxy issue that will be voted in accordance with a stated CAM position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because CAM’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.
C. The Proxy Voting Committee shall determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, CAM’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. CAM Compliance shall maintain a written record of all materiality determinations made by the Proxy Voting Committee.
D. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, CAM may vote proxies notwithstanding the existence of the conflict.
E. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee shall determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:
i. disclosing the conflict to clients and obtaining their consent before voting;
ii. suggesting to clients that they engage another party to vote the proxy on their behalf;
iii. in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

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iv. such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*
CAM Compliance shall maintain a written record of the method used to resolve a material conflict of interest.
(3) Third Party Proxy Voting Firm — Conflicts of Interests
With respect to a third party proxy voting firm described herein, CAM will periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.
V. VOTING POLICY
These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted. As a result of the independent investment advisory services provided by distinct business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A CAM business unit or investment team (e.g. CAM’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, CAM will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Proxy Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.
1. Election of Directors
Voting on Director Nominees in Uncontested Elections.

☐	We vote for director nominees.
Chairman and CEO is the Same Person.
1. We vote on a case-by-case basis on shareholder proposals that would require the positions of the Chairman and CEO to be held by different persons. We would generally vote FOR such a proposal unless there are compelling reasons to vote against the proposal, including:
1. Designation of a lead director

*	Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Voting Committee may resolve such conflict of interest by satisfying itself that CAM’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

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2. Majority of independent directors (supermajority)

3. All independent key committees

4. Size of the company (based on market capitalization)

5. Established governance guidelines

6. Company performance
Majority of Independent Directors
☐ We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. Generally that would require that the director have no connection to the company other than the board seat. In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.
☐ We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.
Stock Ownership Requirements
☐ We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.
Term of Office
1. We vote against shareholder proposals to limit the tenure of independent directors.
Director and Officer Indemnification and Liability Protection
☐ Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.
☐ We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

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☐ We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.
☐ We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director’s legal expenses would be covered.
Director Qualifications
• We vote case-by-case on proposals that establish or amend director qualifications. Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
• We vote against shareholder proposals requiring two candidates per board seat.
2. Proxy Contests
• Voting for Director Nominees in Contested Elections
a) We vote on a case-by-case basis in contested elections of directors. Considerations include: chronology of events leading up to the proxy contest; qualifications of director nominees (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (ie: nominating, audit, compensation) comprise solely of independent outsiders; discussion with the respective portfolio manager(s).
• Reimburse Proxy Solicitation Expenses
1. We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest. Considerations include: identity of persons who will pay solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.
3. Auditors
4. Ratifying Auditors
D. We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position or there is reason to believe the independent auditor has not followed the highest

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level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.
5. Financial Statements and Director and Auditor Reports
9. We generally vote for management proposals seeking approval of financial accounts and reports and the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors.
C. Remuneration of Auditors
1. We vote for proposals to authorize the board or an audit committee of the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.
D. Indemnification of Auditors
1. We vote against proposals to indemnify auditors.
4. Proxy Contest Defenses
e. Board Structure: Staggered vs. Annual Elections
• We vote against proposals to classify the board.
• We vote for proposals to repeal classified boards and to elect all directors annually.
f. Shareholder Ability to Remove Directors
A. We vote against proposals that provide that directors may be removed only for cause.
B. We vote for proposals to restore shareholder ability to remove directors with or without cause.
C. We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
D. We vote for proposals that permit shareholders to elect directors to fill board vacancies.
g. Cumulative Voting

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(1) We vote against proposals to eliminate cumulative voting.
(2) We vote for proposals to permit cumulative voting.
h. Shareholder Ability to Call Special Meetings
I. We vote against proposals to restrict or prohibit shareholder ability to call special meetings.
II. We vote for proposals that remove restrictions on the right of shareholders to act independently of management.
i. Shareholder Ability to Act by Written Consent
1. We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
2. We vote for proposals to allow or make easier shareholder action by written consent.
j. Shareholder Ability to Alter the Size of the Board
1. We vote for proposals that seek to fix the size of the board.
2. We vote against proposals that give management the ability to alter the size of the board without shareholder approval.
k. Advance Notice Proposals
1. We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.
l. Amendment of By-Laws
1. We vote against proposals giving the board exclusive authority to amend the by-laws.
2. We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

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I. Article Amendments (not otherwise covered by CAM Proxy Voting Policies and Procedures).
We review on a case-by-case basis all proposals seeking amendments to the articles of association.
We vote for article amendments if:
• shareholder rights are protected;
• there is negligible or positive impact on shareholder value;
• management provides adequate reasons for the amendments; and
• the company is required to do so by law (if applicable).
5. Tender Offer Defenses
1. Poison Pills
1. We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
2. We vote on a case-by-case basis on shareholder proposals to redeem a company’s poison pill. Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.
3. We vote on a case-by-case basis on management proposals to ratify a poison pill. Considerations include: sunset provision — poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.
2. Fair Price Provisions
1. We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.
2. We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.
3. Greenmail
A. We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
B. We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

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4. Unequal Voting Rights
A. We vote against dual class exchange offers.
B. We vote against dual class re-capitalization.
5. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws
1. We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
2. We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.
6. Supermajority Shareholder Vote Requirement to Approve Mergers
A. We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.
B. We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.
7. White Squire Placements
1. We vote for shareholder proposals to require approval of blank check preferred stock issues.
6. Miscellaneous Governance Provisions
1. Confidential Voting
1. We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.
2. We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1 above.
2. Equal Access

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1. We vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.
3. Bundled Proposals
1. We vote on a case-by-case basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.
4. Shareholder Advisory Committees
1. We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale and cost to the firm to form such a committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.
E. Other Business
We vote for proposals that seek to bring forth other business matters.
F. Adjourn Meeting
We vote on a case-by-case basis on proposals that seek to adjourn a shareholder meeting in order to solicit additional votes.
G. Lack of Information
We vote against proposals if a company fails to provide shareholders with adequate information upon which to base their voting decision.
7. Capital Structure
1. Common Stock Authorization
A. We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.
B. Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

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1. Company has already issued a certain percentage (i.e. greater than 50%) of the company’s allotment.
2. The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company’s historical stock management or future growth outlook of the company.
3. We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.
2. Stock Distributions: Splits and Dividends
1. We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.
3. Reverse Stock Splits
1. We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.
4. Blank Check Preferred Stock
1. We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

2. We vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
3. We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
4. We vote for proposals requiring a shareholder vote for blank check preferred stock issues.
5. Adjust Par Value of Common Stock
1. We vote for management proposals to reduce the par value of common stock.
6. Preemptive Rights

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1. We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:
10. Size of the Company.
b) Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).
c) Percentage of the rights offering (rule of thumb less than 5%).
2. We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.
7. Debt Restructuring
1. We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.
8. Share Repurchase Programs
1. We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
9. Dual-Class Stock
1. We vote for proposals to create a new class of nonvoting or subvoting common stock if:
1. It is intended for financing purposes with minimal or no dilution to current shareholders
2. It is not designed to preserve the voting power of an insider or significant shareholder
J. Issue Stock for Use with Rights Plan
1. We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
K. Debt Issuance Requests
When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and

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financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.
We vote for debt issuances for companies when the gearing level is between zero and 100 percent.
We view on a case-by-case basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent. Any proposed debt issuance is compared to industry and market standards.
L. Financing Plans
We generally vote for the adopting of financing plans if we believe they are in the best economic interests of shareholders.
8. Executive and Director Compensation
In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.
☐ OBRA-Related Compensation Proposals
A. Amendments that Place a Cap on Annual Grant or Amend Administrative Features
1. We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.
B. Amendments to Added Performance-Based Goals
1. We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.
C. Amendments to Increase Shares and Retain Tax Deductions Under OBRA
1. We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal Revenue Code.

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D. Approval of Cash or Cash-and-Stock Bonus Plans
A. We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.
B. Expensing of Options
We vote for proposals to expense stock options on financial statements.
C. Index Stock Options
We vote on a case by case basis with respect to proposals seeking to index stock options. Considerations include whether the issuer expenses stock options on its financial statements and whether the issuer’s compensation committee is comprised solely of independent directors.
D. Shareholder Proposals to Limit Executive and Director Pay
1. We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include: cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder’s needs and would not put the company at a competitive disadvantage relative to its industry.
2. We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay.
We have a policy of voting to reasonably limit the level of options and other equity-based compensation arrangements available to management to reasonably limit shareholder dilution and management compensation. For options and equity-based compensation arrangements, we vote FOR proposals or amendments that would result in the available awards being less than 10% of fully diluted outstanding shares (i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans is less than 10% of fully diluted shares). In the event the available awards exceed the 10% threshold, we would also consider the % relative to the common practice of its specific industry (e.g. technology firms). Other considerations would include, without limitation, the following:
• Compensation committee comprised of independent outside directors
• Maximum award limits
• Repricing without shareholder approval prohibited

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E. Golden Parachutes
1. We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.
2. We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.
F. Employee Stock Ownership Plans (ESOPs)
1. We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).
G. 401(k) Employee Benefit Plans
1. We vote for proposals to implement a 401(k) savings plan for employees.
H. Stock Compensation Plans
1. We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.
2. We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.
I. Directors Retirement Plans
1. We vote against retirement plans for nonemployee directors.
2. We vote for shareholder proposals to eliminate retirement plans for nonemployee directors.
10. Management Proposals to Reprice Options
1. We vote on a case-by-case basis on management proposals seeking approval to reprice options. Considerations include the following:
1. Historic trading patterns
2. Rationale for the repricing
3. Value-for-value exchange
4. Option vesting
5. Term of the option

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6. Exercise price
7. Participation
11. Shareholder Proposals Recording Executive and Director Pay
A. We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
B. We vote against shareholder proposals requiring director fees be paid in stock only.
C. We vote for shareholder proposals to put option repricing to a shareholder vote.
D. We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking unto account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.
9. State/Country of Incorporation
1. Voting on State Takeover Statutes
1. We vote for proposals to opt out of state freezeout provisions.
2. We vote for proposals to opt out of state disgorgement provisions.
2. Voting on Re-incorporation Proposals
(1) We vote on a case-by-case basis on proposals to change a company’s state or country of incorporation. Considerations include: reasons for re-incorporation (i.e. financial, restructuring, etc); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.
3. Control Share Acquisition Provisions
a) We vote against proposals to amend the charter to include control share acquisition provisions.
b) We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
c) We vote for proposals to restore voting rights to the control shares.
d) We vote for proposals to opt out of control share cashout statutes.

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10. Mergers and Corporate Restructuring
a) Mergers and Acquisitions
a) We vote on a case-by-case basis on mergers and acquisitions. Considerations include: benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc...); offer price (premium or discount); change in the capital structure; impact on shareholder rights.
b) Corporate Restructuring
a) We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.
c) Spin-offs
1. We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.
d) Asset Sales
1. We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.
e) Liquidations
1. We vote on a case-by-case basis on liquidations after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
f) Appraisal Rights
I. We vote for proposals to restore, or provide shareholders with, rights of appraisal.
g) Changing Corporate Name
1. We vote for proposals to change the “corporate name”, unless the proposed name change bears a negative connotation.
h) Conversion of Securities

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1. We vote on a case-by-case basis on proposals regarding conversion of securities. Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
i) Stakeholder Provisions
1. We vote against proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.
11. Social and Environmental Issues
1. In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears the company has not adequately addressed shareholders’ social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:
A. whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;
B. the percentage of sales, assets and earnings affected;
C. the degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
D. whether the issues presented should be dealt with through government or company-specific action;
E. whether the company has already responded in some appropriate manner to the request embodied in a proposal;
F. whether the company’s analysis and voting recommendation to shareholders is persuasive;
G. what other companies have done in response to the issue;
H. whether the proposal itself is well framed and reasonable;
I. whether implementation of the proposal would achieve the objectives sought in the proposal; and

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J. whether the subject of the proposal is best left to the discretion of the board.
2. Among the social and environmental issues to which we apply this analysis are the following:
1. Energy and Environment
2. Equal Employment Opportunity and Discrimination
3. Product Integrity and Marketing
4. Human Resources Issues
(12) Miscellaneous
A. Charitable Contributions
1. We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.
B. Operational Items
A. We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
B. We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
C. We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).
D. We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
E. We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.
F. We vote against proposals to approve other business when it appears as voting item.
C. Routine Agenda Items
In some markets, shareholders are routinely asked to approve:

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1. the opening of the shareholder meeting

2. that the meeting has been convened under local regulatory requirements

3. the presence of a quorum

4. the agenda for the shareholder meeting

5. the election of the chair of the meeting

6. regulatory filings

7. the allowance of questions

8. the publication of minutes

9. the closing of the shareholder meeting
We generally vote for these and similar routine management proposals.
D. Allocation of Income and Dividends
We generally vote for management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.
E. Stock (Scrip) Dividend Alternatives
1. We vote for most stock (scrip) dividend proposals.
2. We vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
(13) CAM has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that CAM has proxy voting authority with respect to shares of registered investment companies, CAM shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. (1) through (12).
The voting policy guidelines set forth in this Section V may be changed from time to time by CAM in its sole discretion.
VI. OTHER CONSIDERATIONS
In certain situations, CAM may determine not to vote proxies on behalf of a client because CAM believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which CAM may determine not to vote proxies on behalf of a client include:
(1) Share Blocking

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Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, CAM will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.
(2) Securities on Loan
Certain clients of CAM, such as an institutional client or a mutual fund for which CAM acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. CAM typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, CAM will request that the client recall shares that are on loan so that such shares can be voted if CAM believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g. foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of CAM and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.
VII. DISCLOSURE OF PROXY VOTING
CAM employees may not disclose to others outside of CAM (including employees of other Legg Mason business units) how CAM intends to vote a proxy absent prior approval from CAM Legal/Compliance, except that a CAM investment professional may disclose to a third party (other than an employee of another Legg Mason business unit) how it intends to vote without obtaining prior approval from CAM Legal/Compliance if (1) the disclosure is intended to facilitate a discussion of publicly available information by CAM personnel with a representative of a company whose securities are the subject of the proxy, (2) the company’s market capitalization exceeds $1 billion and (3) CAM has voting power with respect to less than 5% of the outstanding common stock of the company.
If a CAM employee receives a request to disclose CAM’s proxy voting intentions to, or is otherwise contacted by, another person outside of CAM (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify CAM Legal/Compliance.
VIII. RECORD KEEPING AND OVERSIGHT

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CAM shall maintain the following records relating to proxy voting:
2. a copy of these policies and procedures;
3. a copy of each proxy form (as voted);
4. a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
5. documentation relating to the identification and resolution of conflicts of interest;
6. any documents created by CAM that were material to a proxy voting decision or that memorialized the basis for that decision; and
7. a copy of each written client request for information on how CAM voted proxies on behalf of the client, and a copy of any written response by CAM to any (written or oral) client request for information on how CAM voted proxies on behalf of the requesting client.
Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the CAM adviser.
Each adviser to a United States Registered Investment Company shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.
In lieu of keeping copies of proxy statements, CAM may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.
CAM Compliance will review the proxy voting process, record retention and related matters on a periodic basis.

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Appendix A
Memorandum

To:	All CAM Employees
From:	Legal and Compliance
Date:	May , 2006
Re:	Updated CAM Proxy Voting Policies and Procedures Conflicts of Interest with respect to Proxy Voting
Citigroup Asset Management (CAM) currently has in place proxy voting policies and procedures designed to ensure that CAM votes proxies in the best interest of client accounts. Accompanying this memorandum is a copy of CAM’s Proxy Voting Policies and Procedures that have been updated, effective as of May 2006. The proxy voting policies and procedures are designed to comply with the SEC rule under the Investment Advisers Act that addresses an investment adviser’s fiduciary obligation to its clients when voting proxies. AS DISCUSSED IN MORE DETAIL BELOW, CAM EMPLOYEES ARE UNDER AN OBLIGATION (i) TO BE AWARE OF THE POTENTIAL FOR CONFLICTS OF INTEREST ON THE PART OF CAM IN VOTING PROXIES ON BEHALF OF CLIENT ACCOUNTS BOTH AS A RESULT OF AN EMPLOYEE’S PERSONAL RELATIONSHIPS AND DUE TO SPECIAL CIRCUMSTANCES THAT MAY ARISE DURING THE CONDUCT OF CAM’S BUSINESS, AND (ii) TO BRING CONFLICTS OF INTEREST OF WHICH THEY BECOME AWARE TO THE ATTENTION OF CAM COMPLIANCE.
The updated proxy voting policies and procedures are substantially similar to the policies and procedures currently in effect in terms of CAM’s stated position on certain types of proxy issues and the factors and considerations taken into account by CAM in voting on certain other types of proxy issues.
While, as described in Section IV of the updated policies and procedures, CAM will seek to identify significant CAM client relationships and significant, publicized non-CAM Legg Mason affiliate client relationships1 which could present CAM with a conflict of interest in voting proxies, all CAM employees must play an important role in helping our organization identify potential conflicts of interest that could impact CAM’s proxy voting. CAM employees need to (i) be aware of the potential for conflicts of interest on the part of CAM in voting proxies on behalf of client accounts both as a result of an employee’s personal relationships and due to special circumstances that may arise during the conduct

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of CAM’s business, and (ii) bring conflicts of interest of which they become aware to the attention of a CAM compliance officer.
A conflict of interest arises when the existence of a personal or business relationship on the part of CAM or one of its employees or special circumstances that arise during the conduct of CAM’s business might influence, or appear to influence, the manner in which CAM decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which a CAM employee (such as a portfolio manager or senior level executive) has a spouse or other close relative who serves as a director or senior executive of a company. An example of “special circumstances” would be explicit or implicit pressure exerted by a CAM relationship to try to influence CAM’s vote on a proxy with respect to which the CAM relationship is the issuer. Another example would be a situation in which there was contact between CAM and non-CAM personnel in which the non-CAM Legg Mason personnel, on their own initiative or at the prompting of a client of a non-CAM unit of Legg Mason, tried to exert pressure to influence CAM’s proxy vote2. Of course, the foregoing examples are not exhaustive, and a variety of situations may arise that raise conflict of interest questions for CAM. You are encouraged to raise and discuss with CAM Compliance particular facts and circumstances that you believe may raise conflict of interest issues for CAM.
As described in Section IV of the updated policies and procedures, CAM has established a Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention by CAM Compliance as well as to agree upon appropriate methods to resolve material conflicts of interest before proxies affected by the conflicts of interest are voted3. As described in the updated policies and procedures, there are a variety of methods and approaches that the Proxy Voting Committee may utilize to resolve material conflicts of interest.

[1,2]	As a general matter, CAM takes the position that relationships between a non-CAM Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-CAM Legg Mason affiliate) do not present a conflict of interest for CAM in voting proxies with respect to such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between CAM and certain other Legg Mason business units. CAM is sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM Legg Mason affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. As noted, CAM seeks to identify such significant, publicized relationships, and for prudential reasons brings such identified situations to the attention of the Proxy Voting Committee, as described herein. Special circumstances, such as those described in the noted examples, also could cause CAM to consider whether non-CAM relationships between a Legg Mason affiliate and an issuer present a conflict of interest for CAM with respect to such issuer.

[3]	Exceptions apply: (i) with respect to a proxy issue that will be voted in accordance with a stated CAM position on such issue, and (ii) with respect to a proxy issue that will be voted in accordance with the recommendation of an independent third party. Such issues are not brought to the attention of the Proxy Voting Committee because CAM’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

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Please note that CAM employees should report all conflicts of interest of which they become aware to CAM Compliance. It is up to the Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention and to agree upon an appropriate resolution with respect to conflicts of interest determined to be material.
The obligation of CAM employees to be sensitive to the issue of conflicts of interest and to bring conflicts of interest to the attention of CAM Compliance is a serious one. Failure to do so can lead to negative legal, regulatory, and reputational consequences for the firm as well as to negative regulatory and disciplinary consequences for the CAM employee. Please consult with a CAM Compliance officer if you have any questions concerning your obligations with respect to conflicts of interest under the updated proxy voting policies and procedures.

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Appendix B
Proxy Voting Committee Members
Investment Management Representatives
Greg Komansky
Peter Vanderlee
Legal Representatives
George Shively
Leonard Larrabee
Thomas Mandia
Compliance Representatives
Barbara Manning
Brian Murphy
At least one representative from each of Investment Management, Legal and Compliance must participate in any deliberations and decisions of the Proxy Voting Committee.

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Proxy Voting Policy
Funds Management, Inc.
Introduction
SSgA Funds Management, Inc. (“FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).
Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (“SSgA”) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:
1)	describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)	provides the client with this written proxy policy, upon request;

3)	discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)	matches proxies received with holdings as of record date;

5)	reconciles holdings as of record date and rectifies any discrepancies;

6)	generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)	documents the reason(s) for voting for all non-routine items; and

8)	keeps records of such proxy voting available for inspection by the client or governmental agencies.
Process
The FM Manager of Corporate Governance is responsible for monitoring proxy voting on behalf of our clients and executing the day to day implementation of this Proxy Voting Policy. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.
In order to facilitate our proxy voting process, FM retains Institutional Shareholder Services (“ISS”), a firm with expertise in the proxy voting and corporate governance fields. ISS assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal. To assist ISS in interpreting and applying this Policy, we meet with ISS at least

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annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed. This guidance permits ISS to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions. If an issue raised by a proxy is not addressed by this Policy or our prior guidance to ISS, ISS refers the proxy to us for direction on voting. On issues that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with ISS to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM’s general positions on similar matters. The Manager of Corporate Governance is responsible, working with ISS, for submitting proxies in a timely manner and in accordance with our policy. The Manager of Corporate Governance works with ISS to establish and update detailed procedures to implement this policy.
From time to time, proxy votes will be solicited which fall into one of the following categories:
(i)	proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

(ii)	proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.
These proxies are identified through a number of methods, including but not limited to notification from ISS, concerns of clients, review by internal proxy specialists, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to ISS, we will weigh the issue along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio’s holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.
In instances of special circumstances or issues not directly addressed by our policies or guidance to ISS, the FM Manager of Corporate Governance will refer the item to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under “Potential Conflicts”). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interest. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.
FM reviews proxies of non-US issuers in the context of these guidelines. However, FM also endeavors to show sensitivity to local market practices when voting these proxies, which may lead to different votes. For example, in certain foreign markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in

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the absence of material effect on our clients, we will follow market practice. FM votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.
Voting
For most issues and in most circumstances, we abide by the following general guidelines. However, it is important to remember that these are simply guidelines. As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.
I. Generally, FM votes for the following ballot items:
Board of Directors
•	Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, or whether the nominee receives non-board related compensation from the issuer

•	Directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

•	Proposals to limit directors’ liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

•	Discharge of board members’ duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

•	The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board’s key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues.

•	Mandates requiring a majority of independent directors on the Board of Directors

•	Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

•	Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

*	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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•	Elimination of cumulative voting

•	Establishment of confidential voting
Auditors
•	Approval of auditors, unless the fees paid to auditors are excessive; auditors’ fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

•	Auditors’ compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

•	Discharge of auditors*

•	Approval of financial statements, auditor reports and allocation of income

•	Requirements that auditors attend the annual meeting of shareholders

•	Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

•	Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function
Capitalization
•	Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

•	Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

•	Capitalization changes which eliminate other classes of stock and/or unequal voting rights

•	Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

•	Elimination of pre-emptive rights for share issuance of less than a certain percentage (country specific — ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)
Anti-Takeover Measures

*	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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•	Elimination of shareholder rights plans (“poison pill”)

•	Amendment to a shareholder rights plans (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

•	Adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

•	Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

•	Mandates requiring shareholder approval of a shareholder rights plans (“poison pill”)

•	Repeals of various anti-takeover related provisions
Executive Compensation/Equity Compensation
•	Stock purchase plans with an exercise price of not less that 85% of fair market value

•	Stock option plans which are incentive based and not excessively dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

•	Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

•	Expansions to reporting of financial or compensation-related information, within reason

•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee
Routine Business Items
•	General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

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•	Change in Corporation Name

•	Mandates that amendments to bylaws or charters have shareholder approval
Other
•	Adoption of anti-“greenmail” provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

•	Repeals or prohibitions of “greenmail” provisions

•	“Opting-out” of business combination provision
II. Generally, FM votes against the following items:
Board of Directors
•	Establishment of classified boards of directors, unless 80% of the board is independent

•	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

•	Limits to tenure of directors

•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

•	Restoration of cumulative voting in the election of directors

•	Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer Elimination of Shareholders’ Right to Call Special Meetings

•	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy

•	Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

•	Directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:

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o	(i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

o	(i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

o	(i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

o	(i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward
Capitalization
•	Capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

•	Capitalization changes that exceed 100% of the issuer’s current authorized capital unless management provides an appropriate rationale for such change
Anti-Takeover Measures
•	Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

•	Adjournment of Meeting to Solicit Additional Votes

•	Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

•	Adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”)
Executive Compensation/Equity Compensation
•	Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

•	Retirement bonuses for non-executive directors and auditors

•	Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee
Routine Business Items
•	Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

•	Reincorporation in a location which has more stringent anti-takeover and related provisions

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•	Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.
Other
•	Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

•	Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

•	Proposals which require inappropriate endorsements or corporate actions

•	Proposals asking companies to adopt full tenure holding periods for their executives
III. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:
•	Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

•	Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders

•	Against offers where, at the time of voting, the current market price of the security exceeds the bid price

•	For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

•	For offers made at a premium where no other higher bidder exists
Protecting Shareholder Value
We at FM agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible. However, we use each piece of information we receive — whether from clients, consultants, the media, the issuer, ISS or other sources — as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients. We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

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Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.
In addition, FM monitors “target” lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the FM Manager of Corporate Governance and the Proxy Review Committee, as necessary.
As an active shareholder, FM’s role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process — especially the proxy voting process — as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.
Potential Conflicts
As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, FM takes these potential conflicts very seriously While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).
When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to ISS and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.
In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to ISS, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Manager of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer’s name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the Proxy

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Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.
Recordkeeping
In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:
1)	FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)	a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)	a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

4)	a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)	a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.
Disclosure of Client Voting Information
Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

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T. ROWE PRICE ASSOCIATES, INC
T. ROWE PRICE INTERNATIONAL, INC
T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD
          T. ROWE PRICE GLOBAL ASSET MANAGEMENT, LTD
PROXY VOTING POLICIES AND PROCEDURES
RESPONSIBILITY TO VOTE PROXIES
     T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.
     T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.
     Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

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     Consideration Given Management Recommendations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.
ADMINISTRATION OF POLICIES AND PROCEDURES
     Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate and social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.
     Investment Services Group. The Investment Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.
     Proxy Administrator. The Investment Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
     In order to facilitate the proxy voting process, T. Rowe Price has retained RiskMetrics Group (“RMG”), formerly known as Institutional Shareholder Services (“ISS”), as an expert in the proxy voting and corporate governance area. RMG specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon RMG research in establishing T. Rowe Price’s proxy voting guidelines, and many of our guidelines are

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consistent with RMG positions, T. Rowe Price deviates from RMG recommendations on some general policy issues and a number of specific proxy proposals.
Meeting Notification
     T. Rowe Price utilizes RMG’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. RMG tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, RMG procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Governance Analytics, RMG’s web-based application. RMG is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.
Vote Determination
RMG provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.
     Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.
T. Rowe Price Voting Policies
Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

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Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence and who serve on key board committees. We withhold votes from directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We also withhold votes for inside directors serving on key board committees and for directors who miss more than one-fourth of the scheduled board meetings. We may also withhold votes from inside directors for failing to establish a formal nominating committee. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards’ accountability to shareholders, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors.
     Anti-takeover, Capital Structure and Corporate Governance Issues — T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.
     Executive Compensation Issues — T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company’s peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock. For companies with particularly egregious pay practices such as excessive severance packages, perks, and bonuses (despite under- performance), or moving performance targets (to avoid poor payouts), we may withhold votes from compensation committee members.
     Mergers and Acquisitions — T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

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     Social and Corporate Responsibility Issues — Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using RMG’s proxy research. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price may support well-targeted shareholder proposals that call for enhanced disclosure by companies on environmental and other public policy issues that are particularly relevant to their businesses.
Global Portfolio Companies — RMG applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for all markets. The Proxy Committee has reviewed RMG’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with RMG recommendations.
Votes Against Company Management — Where RMG recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. Consequently, if a portfolio manager believes that management’s view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she votes contrary to management. Also, our research analysts present their voting recommendations in such situations to our portfolio managers.
     Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Investment Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.
     Divided Votes — In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Investment Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T.

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Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.
     Shareblocking - Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.
     Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.
Vote Execution and Monitoring of Voting Process
     Once the vote has been determined, the Proxy Administrator enters votes electronically into RMG’s Governance Analytics system. RMG then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.
On a daily basis, the Proxy Administrator queries the Governance Analytics system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.
     Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company’s domicile.

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Monitoring and Resolving Conflicts of Interest
     The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
     Specific Conflict of Interest Situations — Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.
REPORTING AND RECORD RETENTION
Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.
     T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on

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shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by RMG in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

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TEMPLETON GLOBAL ADVISORS LIMITED
PROXY VOTING POLICIES & PROCEDURES
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Templeton Global Advisors Limited (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S.

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companies. Although RiskMetrics’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:
13.	The issuer is a client[47] of Investment Manager or its affiliates;

14.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

15.	The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[48]

16.	An Access Person[49] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

17.	A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member[50] of such director or trustee, also serves as an officer or director of the issuer; or

18.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.
Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy

[47]	For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

[48]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions), and distributors (based on aggregate 12b-1 distribution fees), as determined on a quarterly basis, will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[49]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

[50]	The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

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Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.
Where the Proxy Group or the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.
The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.
The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

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Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.
INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

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Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.
The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
Ratification of Auditors: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

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Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.
Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission (“SEC”) and the Canadian Securities Administrators (“CSA”). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group

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may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, or anticipates placing sell orders prior to the date of the shareholder meeting, in certain markets that have blocking restrictions, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, Investment Manager ultimately may decide not to vote those shares. Lastly, the Investment Manager will not vote proxies when prohibited from voting by applicable law.
Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:
31.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

32.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client’s holdings of the securities and that the client is eligible to vote.

33.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

34.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

35.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

36.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

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37.	The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

38.	The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

39.	If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

40.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

41.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients’ financial statements and disclosure documents.

42.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

43.	The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

44.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

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45.	At least annually, the Proxy Group will verify that:
•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.
As of January 2, 2008

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TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Templeton Investment Counsel, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’ analyses are thoroughly reviewed and

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considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:
19.	The issuer is a client[51] of Investment Manager or its affiliates;

20.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

21.	The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[52]

22.	An Access Person[53] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

23.	A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member[54] of such director or trustee, also serves as an officer or director of the issuer; or

24.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.
Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

[51]	For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

[52]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions), and distributors (based on aggregate 12b-1 distribution fees), as determined on a quarterly basis, will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[53]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

[54]	The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

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In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.
Where the Proxy Group or the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.
The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.
The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.
Weight Given Management Recommendations

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One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.
INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by

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various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.
The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
Ratification of Auditors: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy

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issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.
Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission (“SEC”) and the Canadian Securities Administrators (“CSA”). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment

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Manager has outstanding sell orders, or anticipates placing sell orders prior to the date of the shareholder meeting, in certain markets that have blocking restrictions, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, Investment Manager ultimately may decide not to vote those shares. Lastly, the Investment Manager will not vote proxies when prohibited from voting by applicable law.
Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:
46.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

47.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client’s holdings of the securities and that the client is eligible to vote.

48.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

49.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

50.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

51.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

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52.	The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

53.	The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

54.	If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

55.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

56.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients’ financial statements and disclosure documents.

57.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

58.	The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

59.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

60.	At least annually, the Proxy Group will verify that:

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•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.
As of January 2, 2008

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TEMPLETON INVESTMENT MANAGEMENT
a division of Franklin Templeton Investments Corp.
PROXY VOTING POLICIES & PROCEDURES
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Templeton Investment Management (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S.

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companies. Although RiskMetrics’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:
25.	The issuer is a client[55] of Investment Manager or its affiliates;

26.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

27.	The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[56]

28.	An Access Person[57] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

29.	A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member[58] of such director or trustee, also serves as an officer or director of the issuer; or

30.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.
Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy

[55]	For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

[56]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions), and distributors (based on aggregate 12b-1 distribution fees), as determined on a quarterly basis, will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[57]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

[58]	The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

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Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.
Where the Proxy Group or the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.
The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.
The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

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Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

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INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.
The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
Ratification of Auditors: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

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Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.
Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission (“SEC”) and the Canadian Securities Administrators (“CSA”). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group

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may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, or anticipates placing sell orders prior to the date of the shareholder meeting, in certain markets that have blocking restrictions, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, Investment Manager ultimately may decide not to vote those shares. Lastly, the Investment Manager will not vote proxies when prohibited from voting by applicable law.
Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:
61.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

62.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client’s holdings of the securities and that the client is eligible to vote.

63.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

64.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

65.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

66.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

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67.	The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

68.	The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

69.	If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

70.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

71.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients’ financial statements and disclosure documents.

72.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

73.	The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

74.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

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75.	At least annually, the Proxy Group will verify that:
•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.
As of January 2, 2008

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UBS GLOBAL ASSET MANAGEMENTGLOBAL CORPORATE GOVERNANCE PHILOSOPHYAND PROXY VOTING GUIDELINES AND POLICY

Policy Summary

Underlying our voting and corporate governance policies we have three fundamental objectives:
2.	We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.
3.	In order to do this effectively, we aim to utilize the full weight of our clients‘ shareholdings in making our views felt.
4.	As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.

To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governance practice. This Policy is being implemented globally to harmonize our philosophies across UBS Global Asset Management offices worldwide and thereby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Global Asset Management Local Proxy and Corporate Governance Guidelines to permit individual regions or countries within UBS Global Asset Management the flexibility to vote or take other actions consistent with their local laws or standards where necessary.

This policy helps to maximize the economic value of our clients‘ investments by establishing proxy voting standards that conform with UBS Global Asset Management‘s philosophy of good corporate governance.

Risks Addressed by this Policy

The policy is designed to address the following risks:

• Failure to provided required disclosures for investment advisers and registered investment companies
(i)	Failure to vote proxies in best interest of clients and funds

(j)	Failure to identify and address conflicts of interest

(k)	Failure to provide adequate oversight of third party service providers

Global Voting and Corporate Governance Policy

A. General Corporate Governance Benchmarks	2

B. Proxy Voting Guidelines œ Macro Rationales	4

C. Proxy Voting Disclosure Guidelines	8

D. Proxy Voting Conflict Guidelines	9

E. Special Disclosure Guidelines for Registered Investment Companies	9

F. Documentation	11

G. Compliance Dates	11

H. Other Policies	12

I. Disclosures	12

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GLOBAL PROXY VOTING AND CORPORATE GOVERNANCE POLICY

Philosophy

Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. Thus, we expect board members of companies we have invested in (the —company“ or —companies“) to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company.

A. General Corporate Governance Benchmarks UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, —UBS Global AM“) will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.

Principle 1: Independence of Board from Company Management Guidelines:
(ii)	Board exercises judgment independently of management.

(iii)	Separate Chairman and Chief Executive.

(iv)	Board has access to senior management members.

(v)	Board is comprised of a significant number of independent outsiders.

(vi)	Outside directors meet independently.

(vii)	CEO performance standards are in place.

(viii)	CEO performance is reviewed annually by the full board.

(ix)	CEO succession plan is in place.

(x)	Board involvement in ratifying major strategic initiatives.

(xi)	Compensation, audit and nominating committees are led by a majority of outside directors.
     Principle 2: Quality of Board Membership Guidelines:
(i)	Board determines necessary board member skills, knowledge and experience.

(j)	Board conducts the screening and selection process for new directors.

(k)	Shareholders should have the ability to nominate directors.

(l)	Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.

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(m)	Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.

(n)	Board meets regularly (at least four times annually).
Principle 3: Appropriate Management of Change in Control Guidelines:
a.	Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.

b.	Any contracts or structures, which impose financial constraints on changes in control, should require prior shareholder approval.

c.	Employment contracts should not entrench management.

d.	Management should not receive substantial rewards when employment contracts are terminated for performance reasons.
Principle 4: Remuneration Policies are Aligned with Shareholder Interests Guidelines:
a.	Executive remuneration should be commensurate with responsibilities and performance.

b.	Incentive schemes should align management with shareholder objectives.

c.	Employment policies should encourage significant shareholding by management and board members.

d.	Incentive rewards should be proportionate to the successful achievement of pre-determined financial targets.

e.	Long-term incentives should be linked to transparent long-term performance criteria.

f.	Dilution of shareholders‘ interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.
Principle 5: Auditors are Independent Guidelines:
1.	Auditors are approved by shareholders at the annual meeting.

2.	Audit, consulting and other fees to the auditor are explicitly disclosed.

3.	The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.

4.	Periodic (every 5 years) tender of the audit firm or audit partner.
B. Proxy Voting Guidelines – Macro Rationales Macro Rationales are used to explain why we vote on each proxy issue. The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.

1. General Guidelines
I.	a. When our view of the issuer‘s management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.

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II.	b. If management‘s performance has been questionable we may abstain or vote against specific proxy proposals.

III.	c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.

IV.	d. In general, we oppose proposals, which in our view, act to entrench management.

V.	e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.

VI.	f. We will vote in favor of shareholder resolutions for confidential voting.
2. Board of Directors and Auditors
a.	a. Unless our objection to management‘s recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.

b.	b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.

c.	c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.

d.	d. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.

e.	e. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.
3. Compensation
a.	a. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.

b.	b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.

c.	c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.

d.	d. We may vote against a compensation or incentive program if it is not adequately tied to a company‘s fundamental financial performance;, is vague;, is not in line with market practices;, allows for option re-pricing;, does not have adequate performance hurdles; or is highly dilutive.

e.	e. Where company and management‘s performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.

f.	f. Given the increased level of responsibility and oversight required

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of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.
4. Governance Provisions
a.	a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.

b.	b. We believe that —poison pill“ proposals, which dilute an issuer‘s stock when triggered by particular events, such as take over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.

c.	c. Any substantial new share issuance should require prior shareholder approval.

d.	d. We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.

a.	e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.

b.	f. We generally do not oppose management‘s recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.

c.	g. We will support proposals that enable shareholders to directly nominate directors.
5. Capital Structure and Corporate Restructuring
2.	a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.

3.	b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.
6. Mergers, Tender Offers and Proxy Contests
a. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.
7. Social, Environmental, Political and Cultural
1 a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.
2 b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases

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we believe that the shareholder proposal may be too binding or restrict management‘s ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.
3 c. Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.
8. Administrative and Operations
☐ a. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.
☐ b. We are sympathetic to shareholders who are long-term holders of a company‘s stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.
9. Miscellaneous

☐ a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client‘s direction.
☐ b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).
☐ c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.
☐ d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular Proposal.
C. Proxy Voting Disclosure Guidelines
☐ UBS Global AM will disclose to clients, as required by the Investment Advisers Act of 1940, how they may obtain information about how we voted with respect to their securities. This disclosure may be made on Form ADV.
☐ UBS Global AM will disclose to clients, as required by the Investment Advisers Act of 1940, these procedures and will furnish a copy of these procedures to any client upon request. This disclosure may be made on Form ADV.

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☐ Upon request or as required by law or regulation, UBS Global AM will disclose to a client or a client‘s fiduciaries, the manner in which we exercised voting rights on behalf of the client.
☐ Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client‘s relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance Principles. (See Proxy Voting Conflict Guidelines below.)
☐ Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committee and regional Legal and Compliance representative.
☐ Any employee, officer or director of UBS Global AM receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company‘s proxies.
☐ Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.
☐ In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.
☐ We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.
☐ The Chairman of the Global Corporate Governance Committee and the applicable Chair of the Local Corporate Governance Committee must approve exceptions to this disclosure policy.
Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.
D. Proxy Voting Conflict Guidelines In addition to the Proxy Voting Disclosure Guidelines above, UBS Global AM has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:
☐ Under no circumstances will general business, sales or marketing issues influence our proxy votes.
☐ UBS Global AM and its affiliates engaged in banking, broker-dealer and

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investment banking activities (—Affiliates“) have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal and Compliance Department immediately. [Note: Legal and Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.] In the event of any issue arising in relation to Affiliates, the Chair of the Global Corporate Governance Committee must be advised, who will in turn advise the Chief Risk Officer.
E. Special Disclosure Guidelines for Registered Investment Company Clients
1. Registration Statement (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
☐ That these procedures, which are the procedures used by the investment adviser on the Funds‘ behalf, are described in the Statement of Additional Information (SAI). The procedures may be described in the SAI or attached as an exhibit to the registration statement.
☐ That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand; and those of the Funds investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.
☐ That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund‘s website, or both; and (ii) on the Commission‘s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.
2. Shareholder Annual and Semi-Annual Report (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
☐ That each Fund‘s shareholder report contain a statement that a description of these procedures is available (i) without charge, upon request, by calling a toll-free or collect telephone number; (ii) on the Fund‘s website, if applicable; and (iii) on the Commission‘s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.
☐ That the report contain a statement that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund‘s website, or both; and

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(ii) on the Commission‘s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.
3. Form N-CSR (Closed-End Fund Annual Reports Only) Management is responsible for ensuring the following:
☐ That these procedures are described in Form N-CSR. In lieu of describing the procedures, a copy of these procedures may simply be included with the filing. However, the SEC‘s preference is that the procedures be included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.
☐ That the N-CSR disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds‘ investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.
4. Form N-PX (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
☐ That each Fund files its complete proxy voting record on Form N-PX for the 12 month period ended June 30 by no later than August 31 of each year.
☐ Fund management is responsible for reporting to the Funds‘ Chief Compliance Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds‘ Form N-PX.
5. Oversight of Disclosure The Funds‘ Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with. The Funds‘ Chief Compliance Officer shall recommend to each Fund‘s Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure the Funds‘ compliance with relevant federal securities laws.
Responsible Parties
The following parties will be responsible for implementing and enforcing this policy:
The Chief Compliance Officer and his/her designees
Documentation
Monitoring and testing of this policy will be documented in the following ways:
-Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures
-Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures
-Periodic review of any proxy service vendor by the Chief Compliance Officer

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-Periodic review of proxy votes by the Proxy Voting Committee
Compliance Dates
The following compliance dates should be added to the Compliance Calendar:
-File Form N-PX by August 31 for each registered investment company client
-Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures
-Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures
-Form N-CSR, Shareholder Annual and Semi-Annual Reports, and annual updates to Fund registration statements as applicable
-Periodic review of any proxy service vendor by the Chief Compliance Officer
-Periodic review of proxy votes by the Proxy Voting Committee
-Recordkeeping Policy
-Affiliated Transactions Policy
-Code of Ethics
-Supervision of Service Providers Policy
Other Policies
Other policies that this policy may affect include:
-Recordkeeping Policy
-Affiliated Transactions Policy
-Code of Ethics
-Supervision of Service Providers Policy
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UBS Global Asset Management Local Voting and Corporate
Governance Guidelines
Version 1.0
28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0

I. Local Voting and Corporate Governance Guidelines

A. United Kingdom / London	1

B. Australia / Sydney	2

C. Switzerland / Zurich	5

D. Japan / Tokyo	6

E. Canada / Toronto	10

F. United States / Chicago	11

Local Guidelines	i	28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
I. LOCAL VOTING POLICIES
A. LOCAL POLICY — UNITED KINGDOM / LONDON
Directors’ Greenbury — Invited to approve all new Each on its own merits Remuneration long term incentive schemes and/or Pension Greenbury — Shares granted should not arrangements vest, and options should not be exercisable, in under three years
Greenbury — Total awards potentially available should not be excessive
Greenbury — Subject to challenging criteria
Greenbury — Consideration should be given to criteria which reflects the company’s performance relative to a group of comparator companies in some key variables such as TSR
Greenbury — Are grant options phased
Greenbury — Executive options are not at a discount
ABI — Options should only be granted over the capital of the parent company.
ABI — A Scheme should not last more than 10 years
ABI — All Schemes No more than 10% of share capital should be used in any rolling 10 year period
ABI — Executive Schemes No more than 5% of the issued Ordinary share cap in any 10 year period unless these Options are Super-Options Combined Code — Agrees with the recommendations of the Greenbury Code
Basic Authority Companies Act — Section 80 provides For Management for Directors to authority for Directors to issue shares Allot Any Shares

ABI5 — New issues should not exceed one third of existing issued share capital — taking account amounts reserved for share schemes, warrants or convertible shares
Share Allotment Companies Act — Section 89 imposes For management if issue Other Than to pre-emption (shares must be first meets IPC 5% guideline Existing offered to existing shareholders on a Shareholders pro-rata basis)

Companies Act — Section 95 allows dis

Local Guidelines	1	28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0 application of S89 for issues of shares for cash (but not for assets)
IPC — Dis-application of S89 acceptable provided no more than 5% of the issued capital on a non-pre-emptive basis in any one year and no more than 7.5% in the current and preceding 2 years Market Purchase
ABI7 — Authority under S166 must be For Management if criteria is of its own renewed annually; increase in EPS a met. Shares by pre-requisite; approval of preference Company shareholders necessary; 10% of issued share capital is appropriate
Companies Act — Section 166 permits buy-back, S162 must have power for buy-back within articles of assoc.
Stock Exchange Yellow book — up to 15% of issued share capital within 12 months permissible. Price must not exceed 105% of market value.
Scrip Dividend No guidelines For Management alternative
Enhanced Scrip No guidelines Each on its own merits Dividend
Amendments to No guidelines For Management Articles of Association
Shareholder No guidelines or Management resn.
Political Political Parties, Elections and For Management if the donations Referendums Act 2000 company issues a statement confirming that the donation is not to a political party in the true sense. Against if this statement is not made

Local Guidelines	2	28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
B. LOCAL POLICY — AUSTRALIA / SYDNEY
AUSTRALIAN MARKET CONVENTIONS AND “BEST PRACTICE”
Board Structure and Quality
Review allocation of work between Board and management (IFSA 9). Board has majority of independent directors with appropriate skills (IFSA 2). Chairman should be an independent director (IFSA 3) or a lead director to be appointed. The Board should appoint an audit committee, a remuneration committee and a nomination committee (IFSA 4 and 5).
Generally constituted with a majority of independent directors Audit committee comprises only non executive directors Have access to employees and advisers of the company Entitled to obtain independent professional advice at the company’s expense The Board should review its performance and the performance of individual directors, the company and management regularly (IFSA 7) Before accepting appointment, non-executive directors should be formally advised of the reasons they have been asked to join the Board and given an outline of what the Board expects of them (IFSA 6) ASX listing rules require director election each year on a one third rotational basis. Company Law sets retirement age at 72 years unless a 75% approval vote is obtained. Aust Law requires at least 3 directors with at least 2 residing in Australia.

Change of Control Procedures
Major corporate changes, which in substance or effect may impact shareholder equity or erode ownership rights, should be submitted to a vote of shareholders (IFSA 13). Share repurchase of up to 10% in a 12 month period without shareholder approval. Purchase from a single vendor requires 75% approval.
ASX listing rules require shareholder approval for any disposal or change in control of a company’s main undertaking.
Partial takeover provisions may be approved by shareholders but are renewable every 3 years.
Auditors
Fees from non-audit services by an audit firm must be disclosed (pending Aust legislation). Expanded role for the Financial Reporting Council to oversee audit independence and auditing standards (pending legislation) Compulsory audit partner rotation after 5 years but not rotation of audit firms (pending legislation) Mandatory audit committees for Top 500 companies (pending legislation). Statement from audit committee that non-audit services are compatible with independence (pending legislation).

Local Guidelines	3	28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
Compensation
The Board should review its performance and the performance of individual directors, the company and management regularly (IFSA 7) The Board should establish and disclose in the annual report a policy to encourage nonexecutive directors to invest their own capital in the company or to acquire shares from an allocation of a portion of their fees (IFSA 8). The Board should disclose in the company’s annual report its policies on and the quantum and components of remuneration for all directors and each of the 5 highest paid executives (IFSA 10).
All equity participation compensation plans must be approved by shareholders in a special resolution.
Option term maximum is 5 years Share options must be “expensed” from middle of 2004 (pending legislation)
General Governance
Conduct of meetings — separate motions, form of proxy, adequate notification of meeting, all voting by poll, results of voting disclosed (IFSA 11)
BEST PRACTICE FOR INVESTMENT MANAGERS
Encourage direct contact with companies including constructive communication with both senior management and board members about performance, corporate governance and other matters affecting shareholders’ interests.
Vote on all material issues.
Written policy on exercising proxy votes and ensure consistently applied Report proxy votes cast to clients and a positive statement that the investment manager has complied with its obligation to exercise voting rights in the client’s interest only.

Local Guidelines	4	28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
C. LOCAL POLICY — SWITZERLAND / ZURICH
Swiss law does not allow for UBS Global Asset Management Switzerland to vote proxies. This function is managed by the securities operations group of UBS AG (Zurich). The Swiss Code of Obligations allows UBS AG the custodian, the right to vote in accordance with explicit instructions from its clients. In the case where UBS AG has no explicit instructions, the Swiss Code of Obligations, (Article #689), states that UBS AG must vote the proxy based upon general instructions. In the absence of general instructions, the bank must vote in line with the proposals presented by the board of directors.
Special procedure for UBS Fund Management (Switzerland) AG and the UBS Investment Foundation for Pension Funds:
The provisions of the Swiss Investment Fund Act and the self-regulatory provisions set out in the Code of Conduct of the Swiss Funds Association are applicable for UBS Fund Management (Switzerland) AG, a subsidiary of UBS AG. UBS Fund Management acts as the fund management company on behalf of all UBS and Private Label funds under Swiss law. The Swiss Investment Fund Act requires that the fund management company must be independent from the Custodian Bank. Furthermore, UBS Fund Management (Switzerland) AG, has to act in the sole interest of its investors. Therefore, the decisions of the fund management company concerning proxy voting rights for the assets in the UBS and Private Label funds must be made independently from those of the Custodian bank. The UBS Investment Foundation for Pension Funds is governed by the Swiss Pension Fund Law. The Swiss Pension Fund Law requires, that Pension Funds and Investment Foundations for Pension Funds establish rules for proxy voting rights. These rules are defined by the board of the Investment Foundation. The rules set by the board of the UBS Investment Foundation for Pension Funds are as follows: In general, the UBS Investment Foundation shall vote in line with the proposals presented by the board of directors. However, the board of the UBS Investment Foundation may decide, that the UBS Investment Foundation votes not in line with the proposals presented by the board of directors. In any case, the UBS Investment Foundation is completely independent from UBS in this respect

Local Guidelines	5	28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
D. LOCAL POLICY — JAPAN / TOKYO
Proxy Voting Policy
We recognize that voting rights have economic value and that the exercise of such voting rights is a fiduciary duty. UBS Global Asset Management (Japan) Ltd will evaluate issues that may have an impact on the economic value of an investment and will vote on those issues with a view toward maximizing the ultimate economic value of the investment during the time period in which we expect to hold the investment.
UBS Global Asset Management (Japan) Ltd executes voting rights in order to advance the general interests of clients and shall not execute such right in order to advance the interest of its own or third parties. The general interests of clients mean the interests from the standpoint purely of shareholder value, which is not aimed at acquiring managerial authority. The person in charge of making investment decisions is responsible for the judgement on the interests.
Where an investment in a company is on behalf of a client and where voting authority and responsibility is delegated to UBS Global Asset Management (Japan) Ltd in the client agreement, it is our intention usually to vote on all proxies we receive that are submitted for shareholder approval. But in cases where any costs are involved in proxy voting, we vote if we judge that the proxy voting after costs maximizes the ultimate economic value of the investment. Client voting instructions are on the Client Details Spreadsheet that is maintained by Client Management.
General Proxy Voting Guidelines
When our view of company’s management is favorable, we generally support current management initiatives with exceptions as noted in the items below. When our view is that changes to the management structure would probably increase shareholder value, we may support management in a variety of proposals.
☐ If management’s performance has been questionable, but we do not have constructive advice on voting alternatives, we may abstain.
☐ Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a generally good job, we may elect to vote against management
☐ In general we oppose proposals which, in our view, act to entrench management

☐ In some instances, even though we strongly support management, there are some corporate governance issues, that in spite of management objections, we believe should be subject to shareholder approval.
Corporate Governance Consultants
UBS Global Asset Management (Japan) Ltd may use external consultants to advise on corporate governance issues. However it is not obliged to follow this advice and will at all times act in the best interests of clients as detailed in sections 8.1 and 8.2 above.

Local Guidelines	6	28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
UBS Global Asset Management (Japan) Ltd has access to the external proxy voting service, “Institutional Shareholder Services” (ISS). This service provides details of meetings and advice on recommended voting. However the decision is always undertaken as detailed in sections 8.4 and 8.5 by the relevant Investment Teams and UBS Global Asset Management (Japan) Ltd undertakes its own voting. It does not use ISS to vote.
ISS is a web-based system and UBS Global Asset Management (Japan) Ltd is allocated a code for access.
Japanese Equity Proxy Voting Procedures
Operations records the date of receipt of proxy voting information on Ops Proxy Voting Spreadsheet.
Proxy information and analysis is also available from ISS. This data is retrieved at least weekly or as required. If this information does not match the Japanese Equity proxies that have been received from Operations, Investments sends an e-mail to Operations (Corporate Actions) requesting them to follow up with the custodian/company and request the necessary proxy voting information. The e-mail states the proxy name of the company security name, meeting date. By doing this there is a double check so that we are aware of all proxy voting issues (ISS and custodians/company). Proxy voting will be applied to securities held in client accounts in accordance with the Client Details that are maintained by Client Management and are located on the S Drive for Client Management, Client Management, Investments and Operations to access. Where clients do not state that they wish to determine proxy voting the decision will be made by Investments in UBS Global Asset Management (Japan) Ltd.
On receipt of proxy information and cover sheet from Operations (copy of proxy voting), centralized voting decisions, for clients who have given UBS TB discretion to vote and where clients do not specify, are made by the person in charge of the model portfolio of Japanese Equities or his delegate. The proxy voting decision is filled in and the information sent to Operations together with the signed and dated cover sheet.
If “Client” was written on the Client Details spreadsheet, Operations gives the relevant Client Manager the original proxy voting information. The Client Manager votes in accordance with the client’s standing instructions or contacts the client and obtains their instruction. If the Client Manager has to contact the client a file note prepared by the Client Manager must be kept on the client file. Client Manager must liaise with Investments if required i.e. when client wants to vote the same as UBS TB. The Client Manager will fill in the original proxy voting information and return it together with the signed and dated cover sheet to Operations.
Japanese Equity team and Client Management complete the Proxy Voting Spreadsheet based on what they have sent to Operations and this is the basis for client reporting. If there is a problematic issue regarding client’s interest including all issues from the shareholder, Investments and Client Management will keep a record of the reason for the problematic issue and the reason for such vote on the spreadsheet.
Voting must be made immediately upon receipt of original proxy voting information (General Shareholders’ Meeting) and returned as soon as possible to Operations (Corporate Actions) for dispatch.

Local Guidelines	7	28 July 2003

    UBS Global Asset Management
    Local Voting and Corporate Governance Guidelines — Version 1.0
    Global Equities Proxy Voting Procedure
    Operations records the date of receipt of proxy voting information on Ops Proxy Voting Spreadsheet.
Proxy information and analysis is also available from ISS. This data is retrieved at least weekly or as required. If this information does not match the Global Equities proxies that have been received from Operations, Investments sends an e-mail to Operations (Corporate Actions) requesting them to follow up with the custodian and request the necessary proxy voting information. The e-mail states the proxy name of the company security name, meeting date. By doing this there is a double check so that we are aware of all proxy voting issues (ISS and custodians).
Proxy voting will be applied to securities held in client accounts in accordance with the Client Details that are maintained by Client Management and are located on the S Drive for Client Management, Client Management, Investments and Operations to access. Where clients do not state that they wish to determine proxy voting the decision will be made by Investments in UBS Global Asset Management (Japan) Ltd.
On receipt of proxy information and cover sheet from Operations (copy of proxy voting), centralized voting decisions, for clients who have given UBS TB discretion to vote and where clients do not specify, are made by the person in charge of the model portfolio of Global Equities or his delegate. The proxy voting decision is filled in and the information sent to Operations together with the signed and dated cover sheet.
If “Client” was written on the Client Details spreadsheet, Operations gives the relevant Client Manager the original proxy voting information. The Client Manager votes in accordance with the client’s standing instructions or contacts the client and obtains their instruction. If the Client Manager has to contact the client a file note prepared by the Client Manager must be kept on the client file. Client Manager must liaise with Investments if required i.e. when client wants to vote the same as UBS TB. The Client Manager will fill in the original proxy voting information and return it together with the signed and dated cover sheet to Operations.
Global Equities team and Client Management complete the Proxy Voting Spreadsheet based on what they have sent to Operations and this is the basis for client reporting. If there is a problematic issue regarding client’s interest including all issues from the shareholder, Investments and Client Management will keep a record of the reason for the problematic issue and the reason for such vote on the spreadsheet.
Voting must be made immediately upon receipt of original proxy voting information (General Shareholders’ Meeting) and returned as soon as possible to Operations (Corporate Actions) for dispatch.
Dividend Reinvestment Program Participation Policy
Regarding the participation in the dividend reinvestment program, unless otherwise instructed by the client (Client Details Spreadsheet), our policy is to receive dividend by cash to avoid situations where we may be receiving shares due to participation in the DRIP while we are reducing the weight of the stock in the portfolio or eliminating it completely. Refer to Operations Procedures Manual for communication between Investments and Operations.

Local Guidelines	8	28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
Special Share Rights Offering
In the event that a company has declared a special share rights offering (shares or cash), Operations will forward this information to the appropriate portfolio manager. In principal for Global Equities ex Japan we will follow the recommendation from London. When there is no recommendation from London we will elect to receive cash.
Record and Client Reporting
Investments (Japanese and Global equities) and Client Management keeps a record of all voting instructions. Clients may request us to provide a report on proxy votes, cast or not cast on their behalf. This report would contain the following
☐ Client names on whose behalf we voted
☐ Security name
☐ Meeting date
☐ Resolutions which UBS Global Asset Management (Japan) Ltd voted “FOR”, “AGAINST” or “ABSTAIN” with brief reasons for these positions
☐ Outcome of meeting if known.

Local Guidelines	9	28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
E. LOCAL POLICY — CANADA / TORONTO
Local policies are in line with the Global Voting and Corporate Governance Policy.
Our authority to vote proxies is established by our advisory contracts (or comparable documents) and our proxy voting guidelines are tailored to reflect these specific contractual obligations.
Where UBS Global Asset Management (Canada) Co. is aware of a conflict of interest in voting a particular proxy as a result of an existing or prospective client or business relationship or otherwise, the Local Corporate Governance Committee ( “the Committee”) will be notified of the conflict and the Committee will determine how such proxy should be voted. If the Committee decides to vote other than in accordance with this Policy, the Committee shall prepare and maintain a written rationale for its vote.

With respect to Pooled Funds Managed by UBS Global Asset Management (Canada) Co., where the Committee feels that a conflict of interest exists in voting proxies relating to the Pooled Funds, the Committee may abstain from such vote at its discretion.

Local Guidelines	10	28 July 2003

UBS Global Asset Management
Local Voting and Corporate Governance Guidelines — Version 1.0
F. LOCAL POLICY — UNITED STATES / CHICAGO
Our Global Policies are our Local Policies except for the following: General
UBS Global Asset Management in the United States has adopted and implemented policies and procedures, in accordance with SEC Rule 206(4)-6 under the Advisers Act of 1940, that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). Further, with respect to our mutual fund accounts, our proxy voting policies and procedures accommodate the SEC disclosure requirements for proxy voting by registered investment companies.
For accounts subject to ERISA, we will exercise voting rights in accordance with client directions unless we believe it imprudent to do so. Should we determine it is imprudent to follow an ERISA client’s direction, and the client confirms such direction after being notified of our opinion, we will exercise the voting right in the manner we deem prudent.
Proxy Voting Guidelines — Macro Rationales
1. We do not favor the forced reporting of political contributions. Proxy Voting Conflict Guidelines
The U.S. Local Corporate Governance Committee will meet to discuss local corporate governance issues and to review proxies where we are aware of conflicts of interests including but not limited to those arising from:
Relationships with clients and potential clients
Banking and investment banking divisions within UBS
Where UBS Global Asset Management is aware of a conflict of interest in voting a particular proxy, the appropriate Local Corporate Governance Committee will be notified of the conflict and the full Local Corporate Governance Committee will determine how such proxy should be voted. If such Committee decides to vote other than in accordance with this Policy, the Committee shall prepare and maintain a written rationale for its vote. (Note: For purposes of this policy, for an entity to be considered a prospective client, there must be a reasonable likelihood it will engage us to manage assets within a reasonable period of time.)

Local Guidelines	11	28 July 2003

UBS Global Asset Management Global Corporate Governance PhilosophyVoting Guidelines And Policy
Version 1.0
28 July 2003
Global Voting and Corporate Governance Guidelines and Policy – Version 1.0

Global Voting and Corporate Governance Policy
A. General Corporate Governance Benchmarks	1
B. Proxy Voting Guidelines – Macro Rationales	3
C. Proxy Voting Disclosure Guidelines	7
D. Proxy Voting Conflict Guidelines	8
i 28 July 2003
GLOBAL VOTING AND CORPORATE GOVERNANCE POLICY
Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. Thus, we expect board members of companies we have invested in (the “company” or “companies”) to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company. Underlying our voting and corporate governance policies we have three fundamental objectives:
6)	We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.

7)	In order to do this effectively, we aim to utilize the full weight of our clients’shareholdings in making our views felt.

8)	As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.

To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governance practice. This Policy is being implemented globally to harmonize our philosophies across UBS Global Asset Management offices worldwide and thereby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Global Asset Management Local Proxy and Corporate Governance Guidelines to permit individual regions or countries within UBS Global Asset Management the flexibility to vote or take other actions consistent with their local laws or standards where necessary.

A. GENERAL CORPORATE GOVERNANCE BENCHMARKS UBS Global Asset Management will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.

Principle 1: Independence of Board from Company Management Guidelines:

•	Board exercises judgment independently of management.

•	Separate Chairman and Chief Executive.

•	Board has access to senior management members.

•	Board is comprised of a significant number of independent outsiders.

•	Outside directors meet independently.

•	CEO performance standards are in place.

•	CEO performance is reviewed annually by the full board.

•	CEO succession plan is in place.

•	Board involvement in ratifying major strategic initiatives.

•	Compensation, audit and nominating committees are led by a majority of outside directors.

Principle 2: Quality of Board Membership Guidelines:

•	Board determines necessary board member skills, knowledge and experience.

•	Board conducts the screening and selection process for new directors.

•	Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.

•	Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.

•	Board meets regularly (at least four times annually).

Principle 3: Appropriate Management of Change in Control Guidelines:

•	Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.

•	Any contracts or structures which impose financial constraints on changes in control should require prior shareholder approval.

•	Employment contracts should not entrench management.

•	Management should not receive substantial rewards when employment contracts are terminated for performance reasons.

Principle 4: Remuneration Policies are Aligned with Shareholder Interests Guidelines:

•	Executive remuneration should be commensurate with responsibilities and performance.

•	Incentive schemes should align management with shareholder objectives.

•	Employment policies should encourage significant shareholding by management and board members.

•	Incentive rewards should be proportionate to the successful achievement of pre-determined financial targets.

•	Long-term incentives should be linked to transparent long-term performance criteria.

•	Dilution of shareholders’ interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.

Principle 5: Auditors are Independent Guidelines:

•	Auditors are approved by shareholders at the annual meeting.

•	Audit, consulting and other fees to the auditor are explicitly disclosed.

•	The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.

•	Periodic (every 5 years) tender of the audit firm or audit partner.
B.	PROXY VOTING GUIDELINES – MACRO RATIONALES

Macro Rationales are used to explain why we vote on each proxy issue. The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.

1.	GENERAL GUIDELINES
•	a. When our view of the issuer’s management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.

•	b. If management’s performance has been questionable we may abstain or vote against specific proxy proposals.

•	c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.

•	d. In general, we oppose proposals, which in our view, act to entrench management.

•	e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.

•	f. We will vote in favor of shareholder resolutions for confidential voting.

2. BOARD OF DIRECTORS & AUDITORS

76.	a. Unless our objection to management’s recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.

77.	b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.

78.	c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.

79.	d. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.

80.	e. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.
         3.  COMPENSATION
1 a. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.
2 b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.
3 c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.
4 a. We may vote against a compensation or incentive program if it is not adequately tied to a company’s fundamental financial performance, is vague, is not in line with market practices, allows for option re-pricing, does not have adequate performance hurdles or is highly dilutive.
5 b. Where company and management’s performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.
6 c. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.
☐ GOVERNANCE PROVISIONS
        5.  CAPITAL STRUCTURE AND CORPORATE

RESTRUCTURING
     a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.
     b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.
     6. MERGERS, TENDER OFFERS & PROXY CONTESTS
     a. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.
     7. SOCIAL, ENVIRONMENTAL, POLITICAL & CULTURAL
     a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.
     b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management’s ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.
     c. Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.
     8. ADMINISTRATIVE & OPERATIONS
     a. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.
     b. We are sympathetic to shareholders who are long-term holders of a company’s stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.
     9. MISCELLANEOUS
     a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client’s direction.
     b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).
     c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy.
a.	We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.

b.	We believe that “poison pill” proposals, which dilute an issuer’s stock when triggered by particular events such as take over bids or buy-outs should be voted on by the shareholders and will support attempts to bring them before the shareholders.

c.	Any substantial new share issuance should require prior shareholder approval.

d.	We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.

e.	We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.

f.	We generally do not oppose management’s recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.
C. PROXY VOTING DISCLOSURE GUIDELINES
☐ Upon request or as required by law or regulation, UBS Global Asset Management will disclose to a client or a client’s fiduciaries, the manner in which we exercised voting rights on behalf of the client.
☐ Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client’s relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately. (See Proxy Voting Conflict Guidelines below).
☐ Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Global Chief Investment Officer and regional Legal & Compliance representative.
☐ Any employee, officer or director of UBS Global Asset Management receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company’s proxies.
☐ Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.
☐ In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.
☐ We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.
☐ The Local and Global Chief Investment Officer must approve exceptions to this disclosure policy.
Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.
D. PROXY VOTING CONFLICT GUIDELINES
In addition to the Proxy Voting Disclosure Guidelines above, UBS Global Asset Management has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:
☐ Under no circumstances will general business, sales or marketing issues influence our proxy votes.
☐ UBS Global Asset Management and its affiliates engaged in banking, broker-dealer and investment banking activities (“Affiliates”) have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal & Compliance Department immediately. [Note: Legal & Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.]

UST Advisers, Inc.
Overview
U.S. Trust and its affiliates59 often have authority to vote proxies for shareholders with accounts managed by U.S. Trust and its affiliates. As an investment adviser or as a trustee, U.S. Trust has a fiduciary duty to act in the best interest of its clients (maximizing shareholder value over time) when exercising this authority. At U.S. Trust, we recognize that in those cases where we have voting authority, we must make voting decisions that are in the best long-term economic interest of our clients (or, in the case of ERISA accounts, in the interest of the plan’s participants and their beneficiaries).
Set forth below are U.S. Trust’s Policies and Procedures with respect to any voting or consent rights of clients (including mutual funds) for which any U.S. Trust entity has voting authority. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of U.S. Trust, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. To the extent issues are not covered by U.S. Trust’s Policies and Procedures, U.S. Trust will vote proxies in its discretion after taking into consideration the best long-term economic interest of its clients. These Policies and Procedures may be revised from time to time. Appendix A and Appendix B set forth the Proxy Committee’s current policies with respect to how U.S. Trust will vote with regard to specified matters that may arise from time to time.
Special Fiduciary Services Division
These policies and procedures do not apply to the qualified or unqualified employee benefit plan accounts for which the Special Fiduciary Services Division of United States Trust Company, N.A. (“SFS”) acts as a plan fiduciary. SFS has established its own proxy policies and procedures. The SFS client accounts commonly hold large concentrations of employer securities. Due to the special nature of these accounts, U.S. Trust and SFS may reach different voting decisions on a particular matter.
Limitations Relating to Proxy Voting
While U.S. Trust uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for U.S. Trust to vote proxies. Such circumstances include when a client has loaned securities to a third party and is unable to recall the securities in sufficient time to vote the proxies by the required

[59]	U.S. Trust includes United States Trust Company, National Association, U.S. Trust New York Asset Management Division, UST Advisers, Inc., and U.S. Trust Company of Delaware.

deadline or if an account would lose security lending income if the securities were recalled. Additionally, U.S. Trust may not be able to vote proxies in connection with certain holdings of foreign securities if U.S. Trust does not receive the proxy statement in time to vote the proxies or is unable to meet the requirements necessary to vote the proxies (e.g. share blocking, limited value, unjustifiable costs, custodial processing delays or securities on loan). In circumstances where a client held a security as of record date, but the security is sold prior to the shareholder meeting, U.S. Trust will abstain from voting that security.
Proxy Committee
The Proxy Committee of United States Trust Company, N.A. is responsible for establishing and implementing these proxy voting policies and procedures. The Proxy Committee may also consider special proxy issues that may arise from time to time, including voting proxies for which the Policies and Procedures do not provide clear and definitive guidance and/or where an exception to the established Policies and Procedures may be in the interest of U.S. Trust’s proxy voting clients. The Proxy Committee is comprised of personnel of United States Trust Company, N.A., its Director of Equity Research, a senior representative from its Equity Research Operations, Trust, International Investments, Equity Income, Risk Management, and Wealth Management. At least annually, the Proxy Committee reviews the voting guidelines set forth in Appendices A and B and the use of the third party proxy voting service. The Proxy Committee may call upon research analysts and investment professionals for their opinion on a particular issue based upon their in-depth knowledge of the issuer and the issues involved.
Voting and Use of Proxy Voting Service
U.S. Trust has engaged an independent proxy voting service, Institutional Shareholder Services, Inc. (“ISS”), a nationally recognized provider of proxy voting services, to assist in the voting of proxies. ISS is responsible for voting, on behalf of U.S. Trust, in accordance with the guidelines stipulated in Appendices A and B and for maintaining copies of voting records and proxy statements received by issuers. ISS will refer proxy questions to a member of the Equity Research Operations Group for instructions under circumstances where : (1) the application of the Proxy Policies and Procedures is unclear; (2) a particular ballot item is not covered by the Proxy Policies and Procedures; or (3) the Proxy Policies and Procedures call for input from U.S. Trust. ISS also may provide the Proxy Committee with recommendations regarding particular proxy matters.
Proxy Coordination
A member of the Equity Research Operations Group is responsible for working with the proxy voting service, soliciting feedback from the Proxy Committee as required, and for communicating to ISS the Proxy Policies and Procedures. ISS produces monthly reports of ballots cast on behalf of clients and the Security Operations Group does a random sampling of the ballots cast by the proxy voting service against these Policies and Procedures to verify adherence by ISS to these Policies and Procedures.
Conflicts of Interest
From time to time, U.S. Trust may experience material conflicts of interest with respect to proxy voting. Because these Policies and Procedures are pre-determined and designed to be in the best interests of clients, application of the Policies and Procedures to vote client proxies should, in most cases, adequately address any possible conflicts of interest. U.S. Trust will follow the procedures set forth in Appendix C in connection with voting shares issued by publicly traded companies affiliated with U.S. Trust and with voting shares of investment companies and alternative investment vehicles (i.e., hedge funds, private equity funds, and other alternative investment pools) advised by U.S. Trust or an affiliate.
Reporting and Recordkeeping
Except to the extent required by applicable law or otherwise approved by U.S. Trust, U.S. Trust will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, U.S. Trust will disclose to a client or the entity delegating the voting authority to U.S. Trust for such client, how U.S. Trust voted such client’s proxy. The proxy voting record of investment companies advised by U.S. Trust are available on the SEC’s website at http://www.sec.gov. In addition, clients for which any U.S. Trust entity has voting authority, may obtain a copy or these Policies and Procedures upon request.
Statement of Proxy Voting Guidelines
The Proxy Committee has established the following voting guidelines which provide a general indication as to how U.S. Trust will vote proxies on certain issues. However, these examples do not address all potential voting issues or the intricacies that may surround individual proxy votes, and for that reason, actual proxy votes may differ from the guidelines presented here. In compelling circumstances, the Proxy Committee may determine to “split” the U.S. Trust vote on a particular matter for different investment advisory clients for which it is exercising its authority to vote proxies. Any decision to “split” votes must be appropriate from the standpoint of the best long-term economic interests of each of its clients.

Appendix A — Routine Issues
U.S. Trust will vote the following items as recommended by management of the issuer because U.S. Trust believes the recommendations by the issuer generally are in shareholders’ best long-term economic interests, and therefore in the best long-term economic interests of U.S. Trust’s clients.
1. Ratification of auditors and compensation paid to auditors.
2. Corporate housekeeping matters — including: Proposals relating to the conduct of the annual meeting, name changes, non-substantive or corrective changes to charter or by-laws (including increasing or decreasing the number of directors), proposals as to the creation of corporate governance, nominating or other committees and proposals concerning the composition of such committees, and proposals relating to whether one individual may act as both Chairman and CEO or otherwise hold simultaneous officer and director positions.
3. Routine capitalization matters — including: Matters relating to adjusting authorized common or preferred stock, reverse splits or other business matters not related to anti-takeover measures, issuance of shares in connection with an acquisition, or increase in capital stock for a shareholder rights plan.
4. Composition of the board- including: Removal of directors for cause, establishing term limits for directors, requiring two candidates for each board seat; except that proposals relating to whether a majority of the board must be independent are not considered routine.
5. General corporate matters — including: Formation of a holding company, reincorporation into a different state or country, issuance of special reports (including reports on employment and recruiting practices in relation to gender, race or other characteristics) and reports on charitable/political contributions and activities, adoption, renewal or amendment of shareholder rights plan, establishing or amending employee savings, employee stock ownership plans or investment plans.
6. Routine procedural matters — including: the opening of the shareholder meeting, acknowledge proper convening of meeting, that the meeting has been convened under local regulatory requirements, the presence of quorum, the agenda for the meeting, the election of the chair of the meeting, the appointment of shareholders to co-sign the minutes of the meeting, regulatory filings, the designation of inspector(s) or shareholder representative(s) for the meeting, the designation of two shareholders to approve and sign minutes of the meeting, the allowance of questions, the publication of minutes, the closing of the meeting, authorize the board to ratify and execute approved resolutions, and prepare and approve the list of shareholders.

7. Remuneration report — In several non-U.S. markets, including the United Kingdom, Sweden, Australia, and the Netherlands, shareholders are given the opportunity to ratify the company’s equity based, and cash compensation policies. We generally vote for the routine approval of remuneration reports in non-U.S. markets.
8. Annual formal discharge of the board and management — In several non-U.S. markets, shareholders are asked to approve actions taken by the board and management during the year. The annual formal discharge is a tacit vote of confidence in the company’s management. We generally vote for discharge of the board and management, unless: there are serious questions about actions of the board or management for the year in question; or, legal action is being taken against the board by other shareholders. In addition, we typically vote against proposals to remove the annual discharge of board and management from the agenda.

Appendix B — Non-Routine Issues
The Proxy Committee has adopted the following guidelines with respect to the following non-routine issues.
1 — Proposals Regarding Director Elections
i.	Election of directors — We typically vote for on individual director nominees in an uncontested election of directors. We evaluate a contested election of directors on a case-by-case basis considering such factors as the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of the nominees for both slates and an evaluation of what each side is offering shareholders.

ii.	Cumulative voting for the election of directors — Cumulative voting permits a shareholder to amass (cumulate) all his/her votes for directors and apportion these votes among one, or a few, or all directors on a multi-candidate slate. We believe that cumulative voting favors special interest candidates who may not represent the interests of all shareholders. We typically vote against proposals for cumulative voting and for proposals to eliminate cumulative voting.

iii.	Classified boards — We believe that electing directors is one of the most basic rights that an investor can exercise in stock ownership. We believe that a non-classified board (requiring re-election of all directors annually) increases the accountability of the board to shareholders. We typically vote against proposals seeking classification of a board and for proposals seeking declassification.

iv.	Term limits for independent directors — We believe that term limits can result in arbitrarily discarding knowledgeable, experienced directors. We believe that qualified and diligent directors should be allowed to continue to serve the interests of a company’s shareholders and that term limits do not serve shareholder’s interests. We typically vote against proposals to set term limits.

v.	Proposals concerning whether a majority of the board must be independent — We believe that it is beneficial for a majority of the board of directors of a company to be comprised of independent directors. As such, we typically vote for such proposals.

vi.	Proposals requiring a majority vote for election of directors — We will typically vote for reasonably crafted shareholder proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections).
2 — Other Director-Related Proposals
(i)	Proposals limiting liability or providing indemnification of directors — We believe that in order to attract qualified, effective and experienced persons to serve as directors, it is appropriate for a company to offer appropriate and competitive protection to directors from exposure to unreasonable personal liability potentially arising from serving as a director. We typically vote for such proposals.

(ii)	Proposals regarding director share ownership — Similarly to employee stock ownership, director stock ownership aligns the interests of directors and shareholders. Whether through outright purchase (with the director’s cash compensation) or through option grants, we believe director share ownership is in the interests of shareholders. We typically vote for such proposals.
3 — Anti-Takeover Proposals and Shareholder rights
(i)	Shareholder rights plans and poison pills — Poison pills are used as a defense against takeover offers that are not welcomed by incumbent management. Such plans typically allow shareholders (other than the shareholder making the takeover offer) to purchase stock at significantly discounted prices. Such a plan may serve to entrench management and directors and may effectively prevent any take-over, even at a substantial premium to shareholders. We typically vote against poison pill plans and against proposals to eliminate a requirement that poison pill plans be submitted to shareholders for approval.

(ii)	Defensive Use of Share Issuances — We typically vote against management requests to issue shares in the event of a takeover offer or exchange bid for the company’s shares.

(iii)	Other anti-takeover provisions — We typically vote against other anti-takeover provisions, such as blank check preferred stock, greenmail provisions, shark repellants and increases in authorized shares for anti-takeover purposes and typically vote for proposals such as fair price amendments.

(iv)	Limitations on shareholder rights — We typically vote against proposals which limit shareholders’ corporate rights, including, the right to act by written consent, the right to remove directors, to amend by-laws, to call special meetings, or nominate directors.

(v)	Proposals regarding supermajority vote requirement — We support shareholders’ ability to approve or reject matters based on a simple majority. We typically vote against proposals to institute a supermajority vote requirement.

(vi)	Proposals regarding confidential voting — Confidential voting allows shareholders to vote anonymously and we believe helps large institutional shareholders avoid undue influence that may be exerted by special interest groups. Prohibiting confidential voting may discourage some shareholders from exercising their voting rights, which we believe is not in the best interests of a company’s shareholders. We typically vote for the adoption of confidential voting proposals and against proposals to prohibit confidential voting.

(vii)	Discretionary voting of unmarked proxies — Such proposals often provide management with the discretion to vote unmarked proxies as management determines. Except for the discretion to vote unmarked proxies with respect to a proposal to adjourn a meeting and to set a new meeting date, we believe it is not proper to provide management with the discretion to vote unmarked proxies. We typically vote against such proposals.
4 — Management Compensation Proposals
(i)	Equity-based compensation plans — We will assess the potential cost of equity-based compensation plans by using the proxy voting service’s quantitative approach to evaluating such plans. The quantitative approach is designed to estimate the total cost of a proposed plan, both in terms of voting dilution cost and transfer of shareholder value. We will evaluate whether the estimated cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. We typically vote for equity-based plans with costs within the allowable cap and against those with costs above the allowable cap. In addition, we generally vote against plans that provide: a) for repricing of underwater stock, b) excessive CEO compensation relative to company performance, i.e. pay-for-performance disconnect, or c) excessive three-year average burn rate. We may also vote against an equity-based plan proposal if there are significant concerns about egregious compensation practices, even if the costs of such plans are within the allowable cap.

(ii)	Shareholder proposals on compensation — disclosure/setting levels or types of compensation for executives and directors — We typically vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. We typically vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. We typically vote against shareholder proposals requiring director fees be paid in stock only.

(iii)	Performance-based awards — We typically vote for shareholder proposals advocating the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless: a) the proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options); and b) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives, where substantial portion would constitute 50 percent of the shares awarded to those executives for that fiscal year.

(iv)	Severance agreements for executives/golden parachutes — We typically vote for shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. We typically vote for proposals to ratify or cancel golden parachutes if they include the following: a) The triggering mechanism is beyond the control of management; b) The amount does not exceed three times base salary (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs); and c) change-in-control payments include the following double-triggers: (I) after a change in control has taken place, and (II) termination of the executive as a result of the change in control. A change in control is defined as a change in the company ownership structure.

(v)	Supplemental executive retirement plans (SERPs) — We typically vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

(vi)	Retirement bonuses for directors and statutory auditors — We typically vote against payment of retirement benefits to non-executive directors and statutory auditors. When one or more of the individuals to whom the grants are being proposed has not served in an executive capacity for the company for at least three years, we oppose payment, particularly as the size of these payments may be at the discretion of the board. If any one individual does not meet our criteria, we typically vote against the entire proposal.
All other shareholder proposals regarding executive and director pay will be voted on a case-by-case basis taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.
5 — Non-Routine General Corporate Matters
(i)	Proposals relating to asset sales, mergers, acquisitions, reorganizations & restructurings — These proposals are typically brought by management for underlying business reasons. We believe that management best understands the corporation’s business and is best situated to take appropriate courses of action. Thus, we typically vote for such proposals.

(ii)	Financial results/director and auditor reports — We typically vote for approval of financial statements and director and auditor reports, unless: a) there are concerns about the statements presented or audit procedures used; or b) the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

(iii)	Appointment of statutory auditors — We typically vote for the appointment or reelection of statutory auditors, unless: a) there are serious concerns about the statutory reports presented or the audit procedures used; b) questions exist concerning any of the statutory auditors being appointed; or c) the auditors have previously served the company in an executive capacity or are otherwise considered affiliated with the company.

(iv)	Allocation of income — We typically vote for approval of the allocation of income, unless: a) the dividend payout ratio has been consistently below 30 percent without adequate explanation; or b) the payout is excessive given the company’s financial position.

(v)	Stock (scrip) dividend alternative — We generally vote for most stock (scrip) dividend proposals. However, we typically vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

(vi)	Amendments to articles of incorporation or articles of association — We generally vote for proposals to amend articles of incorporation or articles of association if: a) shareholder rights are protected; b) there is negligible or positive impact on shareholder value; c) management provides adequate reasons for the amendments; and d) the company is required to do so by law (if applicable). We typically vote against proposals to amend articles if the amendment is deemed not to be in the long-term economic best interest of shareholders.

(vii)	Change in company fiscal term — We typically vote for proposals to change a company’s fiscal term unless a company’s motivation for the change is to postpone its Assembly General Meeting.

(viii)	Lower disclosure threshold for stock ownership — We typically vote against proposals to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

(ix)	Amend quorum requirements — We generally vote against proposals to lower the quorum requirement, unless we believe the proposal is consistent with market norms, the company’s reasons for the change are in line with shareholders’ interests, and the company’s ownership structure would not hamper wider shareholder participation. Companies that have a substantial shareholder or shareholder group should set their quorum requirement well above the percentage of shares owned by such shareholder or shareholder group. Quorum requirements are intended to ensure that a broad range of shareholders is represented at meetings.

(x)	Increase in borrowing powers — We generally vote for proposals to approve increases in a company’s borrowing powers after taking into account management’s stated need for the increase, the size of the increase, and the company’s current debt-to-equity ratio or gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If an increase is excessive without sufficient justification and if a company already has an exceptionally high debt-to-equity ratio compared to its industry, we typically vote against the proposal.

(xi)	Share repurchase plans — We typically vote for share repurchase plans, unless: a) clear evidence of past abuse of the authority is available; or b) the plan contains no safeguards against selective buybacks.

(xii)	Reissuance of shares repurchased — We typically vote for proposals to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

(xiii)	Capitalization of reserves for bonus issues/increase in par value — We typically vote for proposals to capitalize reserves for bonus issues of shares or to increase par value.

(xiv)	Adjust par value of common stock — We typically vote for management proposals to reduce par value of common stock.

(xv)	Issuances of shares with or without preemptive rights — General Issuances: We typically vote for proposals for the issuance of shares with preemptive rights to a maximum of 100 percent over currently issued capital. We typically vote for proposals for the issuance of shares without preemptive rights to a maximum of 20 percent of currently issued capital. We typically vote against proposals for the general issuance of shares with or without preemptive rights above and beyond the aforementioned thresholds. Specific Issuances: We typically vote on a case-by-case basis.

(xvi)	Control and profit transfer agreements — We generally vote for management proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

(xvii)	Mandatory takeover bid waivers — We generally vote against proposals to waive mandatory takeover bid requirements. The requirement that a takeover bid should be launched when a substantial amount of shares have been acquired prevents the entrenchment of the controlling shareholder and protects minority owners. However, we are in favor of a waiver of mandatory takeover bid requirements when the event prompting the takeover bid is a repurchase by the company of its own shares. When a company repurchases its own shares, the relative stake of a large shareholder increases even though the number of shares held by the large shareholder has not changed. In certain markets, notably the United Kingdom, Ireland and Australia, the mandatory bid rules require a large shareholder to make a takeover bid if its stake in the company is increased on a relative basis as a result of a share repurchase by the company. Companies in these markets may seek a waiver from the takeover bid requirement applicable to their large shareholder. Under such circumstances, we generally vote for such a waiver if the share repurchase would not push the large shareholder’s stake in the company above 50 percent.

(xviii)	Expansion of business activities — We typically vote for the expansion of business activities unless the new business takes the company into risky areas.

(xix)	Related-party transactions — We generally vote for related-party transactions, unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms to shareholders.

(xx)	Proposals for extinguishing shareholder preemptive rights — Preemptive rights permit shareholders to share proportionately in any new issues of stock of the same class. For companies having large, actively-traded equity capitalizations, individual shareholder’s proportionate ownership may easily be obtained by market purchases. We believe that greater financing flexibility and reduced expenses afforded by not having preemptive rights are more beneficial to shareholders than the ability to maintain proportionate ownership through preemptive rights. We typically vote for proposals to extinguish such rights and against proposals to create such rights.

(xxi)	Proposals requiring consideration of comparative fee information by independent auditors — The cost of an audit is determined mainly by the specific characteristics of each corporation, which may not be comparable even for companies within the same industry. Thus, the comparison of one auditor’s fees with those of another auditor for a different corporation is not meaningful. We further believe that the cost of the audit should not be the overriding factor in the selection of auditors. As such, we typically vote against such proposals.

(xxii)	Proposals mandating diversity in hiring practices or board composition — We believe that management is best able to make hiring and firing decisions and should make those decisions, consistent with the requirements of applicable law, based on the best available talent for the position in question. We believe that federal and state anti-discrimination laws should control to prevent discriminatory practices and that the vast majority of corporations make concerted efforts to comply with federal and state laws that prohibit employment discrimination. We typically vote against such proposals.

(xxiii)	Proposals prohibiting dealings with certain countries — The decision to prohibit business dealings with any country is a policy issue that we believe is best reserved to the U.S. government. If the U.S. government has not prohibited trade or business dealing with companies in a particular foreign country, then we believe it is up to management to determine whether it would be appropriate for a company to do business in that country. We typically vote against such proposals.

(xxiv)	Proposals to limit the number of other public corporation boards on which the CEO serves — We believe that service on multiple boards may enhance the CEO’s performance by broadening his or her experience and facilitating the development of a strong peer network. We feel that management and the board are best suited to determine the impact of multiple board memberships on the performance of the CEO. We typically vote against such proposals.

(xxv)	Proposals to limit consulting fees to an amount less than audit fees — We believe that access to the consulting services of professionals is a valuable resource of increasing importance in the modern world that should be at the disposal of management. We believe that restricting management’s access to such resources is not in the interests of the corporation’s shareholders. We typically vote against such proposals.

(xxvi)	Proposals to require the expensing of stock options — Current accounting standards in the U.S. require the expensing of stock options, but not all foreign countries have adopted this standard. We believe that the expensing of stock options is beneficial in reviewing the financial condition of an issuer. We typically vote for such proposals.

(xxvii)	Proposals restricting business conduct for social and political reasons — We do not believe that social and political restrictions should be placed on a company’s business operations, unless determined to be appropriate by management. While, from an investment perspective, we may consider how a company’s social and political practices may affect present and prospective valuations and returns, we believe that proposals that prohibit companies from lines of business for social or political reasons are often motivated by narrow interest groups and are not in the best interest of the broad base of shareholders of a company. We believe that management is in the best position to determine these fundamental business questions. We typically vote against such proposals.

(xxviii)	Proposals requiring companies’ divestiture from various businesses — Proposals to require companies to divest from certain businesses, like tobacco, or from businesses that do not follow certain labor practices, are often motivated by narrow special interest groups. We believe that management is best suited to determine a company’s business strategy and to consider the interests of all shareholders with respect to such matters. We typically vote against such proposals.
6 — Distressed and Defaulted Securities
(i)	Waivers and consents — We may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (a) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (b) potential for avoiding cross-defaults under other agreements; and (c) likelihood that deferral of default will give the obligor an opportunity to improve its business operations. We will generally vote such proposals on a case-by-case basis.

(ii)	Voting on Chapter 11 plans of liquidation or reorganization — We may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (a) other alternatives to the proposed plan; (b) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (c) whether the vote is likely to increase or decrease recoveries to clients. We will generally vote such proposals on a case-by-case basis.
7 — Investment Companies and Alternative Investment Vehicles
The voting rights of alternative investment vehicles (i.e., hedge funds, private equity funds, and other alternative investment pools) generally are rights of contract set forth in the limited liability company agreement, the limited partnership agreement, bylaws or memorandum and articles of association. We will vote all proxies or consents for unaffiliated investment companies and alternative investment vehicles in accordance with these Policies and Procedures. To the extent a proposal relates to one of the following matters, we will vote such proposals on a case-by-case basis: (i) approval of investment advisory and/or distribution agreements; (ii) approval of distribution plans; (iii) changes in fees or expenses; (iv) conversion of the company from closed-end to open-end form; (v) changes in the “fundamental policies” of the company; (vi) change in side pocket limitations; (vii) change in the state or form of organization of the company; and (viii) dispositions of assets, termination or liquidations of the fund.
For clients invested in an investment company or an alternative investment vehicle that is advised or sub-advised by U.S. Trust or its affiliates, the procedures set forth Appendix C will be followed.
8 — Other Shareholder proposals — Other shareholder proposals may arise from time to time that have not been previously considered by management. These proposals often have a narrow parochial focus. We typically vote with management with regard to such proposals.

Appendix C- Conflicts Procedures
Conflicts Related to Voting of Shares of Investment Companies and Alternative Investment Vehicles advised or sub-advised by U.S. Trust or an affiliate
We may have voting authority for shares held by our clients in mutual funds or hedge funds managed by U.S. Trust or its affiliates. In these circumstances, we may have a conflict of interest in voting these shares on behalf of our clients, particularly in matters relating to approval of the investment management agreement, advisory or other fees or mergers and acquisitions. In all cases, it is our policy to instruct ISS to vote these shares in accordance with its own recommendations or the recommendations of another independent third-party proxy voting firm.
Conflicts Associated with Voting of Shares Issued by Affiliated Companies
U.S. Trust is affiliated with Bank of America, which is a publicly registered company. U.S. Trust may have voting authority for shares held by its clients in Bank of America or affiliated securities (“Bank of America securities”). We may have a conflict of interest in voting these shares on behalf of our clients as a result of this affiliation. In all cases, it is our policy to instruct ISS to vote Bank of America securities in accordance with its own recommendations or the recommendations of another independent third-party proxy voting firm.
The Proxy Committee will periodically obtain representations and assurances from ISS (or any other agent selected by the Committee for purposes of these Conflicts Procedures) that the agent is not itself conflicted from making such a recommendation. If the Proxy Committee determines that ISS (or such other agent) also has a conflict, it shall secure the services of another independent third-party proxy voting firm and vote the shares in accordance with the recommendations of that firm.

Wellington Management Company, LLP
Global Proxy Policies and Procedures
Introduction
Wellington Management Company, LLP (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.
Wellington Management’s Proxy Voting Guidelines (the Guidelines), which are incorporated by reference to these Global Proxy Policies and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.
Statement of Policies
As a matter of policy, Wellington Management:
1	Takes responsibility for voting client proxies only upon a client’s written request.

2	Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3	Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4	Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5	Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6	Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7	Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8	Provides all clients, upon request, with copies of these Global Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9	Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policies and Procedures and the set of Proxy Voting Guidelines selected by the client from those provided by Wellington Management; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.
Responsibility and Oversight
Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm’s Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Corporate Governance Group within the Corporate Operations Department. In addition, the Corporate Governance Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.
Statement of Procedures
Wellington Management has in place certain procedures for implementing its proxy voting policies.
General Proxy Voting
Authorization to Vote
Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.
Receipt of Proxy
Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank. If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.
Reconciliation
To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.
Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.
Proxy Voting
Following the reconciliation process, each proxy is compared against the set of Proxy Voting Guidelines selected by the client, and handled as follows:
☐ Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Corporate Governance Group and voted in accordance with the Proxy Voting Guidelines.
☐ Issues identified as “case-by-case” in the Proxy Voting Guidelines are further reviewed by the Corporate Governance Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.
☐ Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.
Material Conflict of Interest Identification and Resolution Processes
Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Corporate Governance Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.
If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations
In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.
Securities Lending
Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.
Share Blocking and Re-registration
Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.
In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.
Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.
Additional Information
Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.
Wellington Management’s Global Proxy Policies and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Global Proxy Policies and Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.
Dated: April 1, 2007
WELLINGTON MANAGEMENT COMPANY, LLP
Global Proxy Voting Guidelines
Introduction
Upon a client’s written request, Wellington Management Company, LLP (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.
These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.
Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.
Voting Guidelines
Composition and Role of the Board of Directors
•	Election of Directors: Case-by-Case

Wellington Management believes that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

•	Classify Board of Directors: Against

We will also vote in favor of shareholder proposals seeking to declassify boards.

•	Adopt Director Tenure/Retirement Age (SP): Against

•	Adopt Director & Officer Indemnification: For

We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

•	Allow Special Interest Representation to Board (SP): Against

•	Require Board Independence: For

Wellington Management believes that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

•	Require Key Board Committees to be Independent. For

Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

•	Require a Separation of Chair and CEO or Require a Lead Director: For

•	Approve Directors’ Fees: For

•	Approve Bonuses for Retiring Directors: Case-by-Case

•	Elect Supervisory Board/Corporate Assembly: For

•	Elect/Establish Board Committee: For

•	Adopt Shareholder Access/Majority Vote on Election of Directors (SP): Case-by-Case
Wellington Management believes that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.
Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.
Management Compensation
•	Adopt/Amend Stock Option Plans: Case-by-Case

•	Adopt/Amend Employee Stock Purchase Plans: For

•	Approve/Amend Bonus Plans: Case-by-Case

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

•	Approve Remuneration Policy: Case-by-Case

•	Exchange Underwater Options: Case-by-Case

Wellington Management may support value-neutral exchanges in which senior management is ineligible to participate.

•	Eliminate or Limit Severance Agreements (Golden Parachutes): Case-by-Case

We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

•	Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP): Case-by-Case

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

•	Expense Future Stock Options (SP): For

•	Shareholder Approval of All Stock Option Plans (SP): For

•	Disclose All Executive Compensation (SP): For
Reporting of Results
•	Approve Financial Statements: For

•	Set Dividends and Allocate Profits: For

•	Limit Non-Audit Services Provided by Auditors (SP): Case-by-Case

We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

•	Ratify Selection of Auditors and Set Their Fees: Case-by-Case

Wellington Management will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

•	Elect Statutory Auditors: Case-by-Case

•	Shareholder Approval of Auditors (SP): For

Shareholder Voting Rights
•	Adopt Cumulative Voting (SP): Against

We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

•	Shareholder Rights Plans Case-by-Case

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

We generally support plans that include:

Shareholder approval requirement Sunset provision Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

•	Authorize Blank Check Preferred Stock: Case-by-Case

We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

•	Eliminate Right to Call a Special Meeting: Against

•	Increase Supermajority Vote Requirement: Against

We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

•	Adopt Anti-Greenmail Provision: For

•	Adopt Confidential Voting (SP): Case-by-Case

We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

•	Remove Right to Act by Written Consent: Against
Capital Structure
•	Increase Authorized Common Stock: Case-by-Case

We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

•	Approve Merger or Acquisition: Case-by-Case

•	Approve Technical Amendments to Charter: Case-by-Case

•	Opt Out of State Takeover Statutes: For

•	Authorize Share Repurchase: For

•	Authorize Trade in Company Stock: For

•	Approve Stock Splits: Case-by-Case

We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

•	Approve Recapitalization/Restructuring: Case-by-Case

•	Issue Stock with or without Preemptive Rights: For

•	Issue Debt Instruments: Case-by-Case
Social Issues
•	Endorse the Ceres Principles (SP): Case-by-Case

•	Disclose Political and PAC Gifts (SP): Case-by-Case

Wellington Management generally does not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

•	Require Adoption of International Labor Organization’s Fair Labor Principles (SP): Case-by-Case

•	Report on Sustainability (SP): Case-by-Case
Miscellaneous
•	Approve Other Business: Against

•	Approve Reincorporation: Case-by-Case

•	Approve Third-Party Transactions: Case-by-Case
Dated: December 6, 2007

Wells Capital Management
Proxy Voting Policies and Procedures
I. Introduction:
As a fiduciary, Wells Capital Management (“WellsCap”) is obligated to vote proxies in the best interests of its clients. WellsCap has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with the clients’ best interest and within the framework of this Proxy Voting Policy (“Policy”). WellsCap has adopted this Policy in order to satisfy its fiduciary obligation. It is intended that this Policy also satisfies the requirements of Rule 206(4)-6 under the Investment Advisers Act of 940, as amended (the “Advisers’ Act”).
WellsCap manages assets for a variety of clients: Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles. Unless the client specifically reserves the right to vote their own proxies, WellsCap will vote proxies with a goal of maximizing shareholder value as a long-term investor and consistent with the governing laws and investment policies of each portfolio. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, Wells Capital Management supports sound corporate governance practices within companies in which they invest.
II. Voting
Philosophy:
When WellsCap accepts delegation from its clients to vote proxies, it does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to WellsCap, however, and WellsCap will not vote proxies, or provide advice to clients on how to vote proxies in the absence of specific delegation of authority, a pre-existing contractual agreement, or an obligation under the applicable law. For example, securities that are held in an investment advisory account for which WellsCap exercises no investment discretion are not voted by WellsCap. Also, WellsCap may not exercise discretion over shares that the client has committed to a stock loan program, which passes voting rights to the party with possession of the shares. From time to time, WellsCap may participate with a dissident group to vote proxies. In such case, WellsCap’s appointment of an agent for limited purposes will not be deemed a delegation of authority under this Policy. WellsCap relies on a third party to provide research, administration and vote execution. Notwithstanding, WellsCap retains final authority and fiduciary responsibility for proxy voting.
Responsibilities
1.	Proxy Administrator

WellsCap’s proxy voting process is administered by its Operations Department (“Proxy Administrator”), who reports to WellsCap’s Chief Operations Officer. The Proxy Administrator is responsible for administering and overseeing the proxy voting process to ensure the implementation of the Procedures. The Proxy Administrator monitors third party voting of proxies to ensure it’s being done in a timely and responsible manner. The Proxy Administrator in conjunction with the Proxy Committee reviews the continuing appropriateness of the Procedures set forth herein, recommends revisions as necessary and provides an annual update on the proxy voting process.

2.	The Proxy Committee: The Proxy Committee is chaired by the Head of Equity Investments. The Committee members are selected from portfolio management groups and include investment risk personnel. Members of the Committee are identified as Appendix A of this Policy and are subject to change upon approval from the Committee Chair.

3.	WellsCap Legal/Compliance Department provides oversight and guidance to the Committee as necessary.

4.	Third Parties

To assist in its proxy-voting responsibilities, WellsCap subscribes to research and other proxy-administration services. Currently, WellsCap has contracted with RiskMetrics Group (formally ISS), a provider of proxy-voting services, to provide the following services to WellsCap:
•	Independently analyze and make recommendations for proxy proposals in accordance with the relevant voting platform as identified in Appendix B, et seq.;

•	Receive all proxy information sent by custodians that hold securities of WellsCap’s Proxy Clients;

•	Posts proxy information on its password-protected website, including meeting dates, agendas, and RiskMetrics’ analysis.

•	Provides WellsCap with vote administration and execution, recordkeeping (proxy statements and votes), and reporting support services.
Methodology
Except in instances where clients have retained voting authority, WellsCap will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RiskMetrics. The Proxy Administrator reviews this information regularly and communicates with representatives of RiskMetrics to ensure that all agendas are considered and proxies are voted on a timely basis.
1.	Voting Guidelines. WellsCap, through its agent (RiskMetrics), votes proxies on different platforms subject to the client’s expressed goals. The two key platforms are: (i) the custom WellsCap Proxy Guideline, and (ii) RiskMetrics’ Taft Hartley Advisory Services platform, which researches recommendations made by the AFL-CIO. These Guidelines set forth how proxies will be voted on the issues specified. Depending upon the proposal and the platform, the guidelines may provide that proxies be voted “for” or “against” the proposal, or that the proposal should be considered on a case-by-case basis. The guideline may also be silent on a particular proposal, especially regarding foreign securities. RiskMetrics will vote proxies for or against as directed by the guidelines. Where the guidelines specify a “case by case” determination for a particular issue, RiskMetrics will evaluate the proxies based on thresholds established in the proxy guidelines relative to the platform. In addition, for proxies relating to issues not addressed in the guidelines, WellsCap will defer to RiskMetrics’ Proxy Guidelines as appropriate. Finally, the Proxy Administrator shall have the authority to direct RiskMetrics to forward the proxy to him or her for a discretionary vote, in consultation with the Proxy Committee or the portfolio manager covering the subject security, if the Proxy Committee or the portfolio manager determines that a case-by-case review of such matter is warranted. Where a potential conflict of interest is identified (as described herein), WellsCap may not deviate from the Procedures unless it has a documented compelling purpose to do so.

2.	Voting Discretion. In all cases, the Proxy Administrator will exercise its voting discretion in accordance with the voting philosophy of the selected guideline. In cases where a proxy is forwarded by RiskMetrics to the Proxy Administrator, the Proxy Administrator may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by RiskMetrics, Portfolio Management or other independent sources; or (ii) information provided by company managements and shareholder groups. WellsCap believes that input from a portfolio manager or research analyst with knowledge of the issuer and its securities (collectively “Portfolio Manager”) is essential. Portfolio Management is, in WellsCap’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issues shares. In the event that the Proxy Administrator is aware of a material conflict of interest involving Wells Fargo/Wells Capital Management or any of its affiliates regarding a proxy that has been forwarded to him or her, the Proxy Administrator will, absent compelling circumstances, return the proxy to RiskMetrics to be voted in conformance with the voting guidelines of RiskMetrics.
Voting decisions made by the Proxy Administrator will be reported to RiskMetrics to ensure that the vote is registered in a timely manner.
3.	Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy).

4.	Conflicts of Interest. WellsCap has obtained a copy of RiskMetrics policies, procedures and practices regarding potential conflicts of interest that could arise in RiskMetrics proxy voting services to WellsCap as a result of business conducted by RiskMetrics. WellsCap believes that potential conflicts of interest by RiskMetrics are minimized by these policies, procedures and practices. In addition, Wells Fargo and/or Wells Capital Management may have a conflict of interest regarding a proxy to be voted upon if, for example, Wells Fargo and/or Wells Capital Management or its affiliates have other relationships with the issuer of the proxy. WellsCap believes that, in most instances, any material conflicts of interest will be minimized through a strict and objective application by RiskMetrics of the voting guidelines attached hereto. However, when the Proxy Administrator is aware of a material conflict of interest regarding a matter that would otherwise require a vote by WellsCap, the Proxy Administrator shall defer to RiskMetrics to vote in conformance with the voting guidelines of RiskMetrics. In addition, the Proxy Administrator will seek to avoid any undue influence as a result of any material conflict of interest that exists between the interest of a client and WellsCap or any of its affiliates. To this end, an independent fiduciary engaged by Wells Fargo will direct the Proxy Administrator on voting instructions for the Wells Fargo proxy.
III. Other Provisions
Guideline Review
The Proxy Committee meets at least semi-annually to review this Policy and consider changes to it or changes to specific proxy voting guidelines (the “Approved Guidelines” — discussed below). Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of Proxy Administration, any member of the Proxy Committee, or WellsCap’s Chief Compliance Officer. A representative of WellsCap’s Compliance Department will be present (on a best efforts basis) at all Proxy Committee meetings, but will not vote on the proxies.
Record Retention
WellsCap will maintain the following records relating to the implementation of the Procedures:
▪	A copy of these proxy voting polices and procedures;

▪	Proxy statements received for client securities (which will be satisfied by relying on RiskMetrics);

▪	Records of votes cast on behalf of clients (which RiskMetrics maintains on behalf of WellsCap);

▪	Records of each written client request for proxy voting records and WellsCap’s written response to any client request (written or oral) for such records; and

▪	Any documents prepared by WellsCap or RiskMetrics that were material to making a proxy voting decision.
Such proxy voting books and records shall be maintained at an office of WellsCap in an easily accessible place for a period of five years.
Disclosure of Policies and Procedures
WellsCap will disclose to its clients a summary description of its proxy voting policy and procedures via mail. A detail copy of the policy and procedures will be provided to clients upon request by calling 1-800-736-2316.
WellsCap will also provide proxy statements and any records as to how we voted proxies on behalf of client upon request. Clients may contact us at 1-800-736-2316 or by e-mail at riskmgt@wellsfargo.com to request a record of proxies voted on their behalf.
Except as otherwise required by law, WellsCap has a general policy of not disclosing to any issuer or third party how its client proxies are voted.
Appendix A
Voting Members of WellsCap Proxy Committee
Kirk Hartman- Chief Investment Officer
Jon Baranko-Director of Equity Investments

Frank Esposito-Portfolio Manager, Fundamental Growth Equity
Jerome (Cam) Philpot- Managing Director and Senior Portfolio Manager, Montgomery Small Cap Growth Equity
John Hockers- Director of Equity Risk Management, Investment Risk Management
Jennifer Vraney-Operations Manager
Consulting members of WellsCap Proxy Committee
Mai Shiver- Director of Business Risk Management

Procedure:	Proxy Voting
Departments Impacted:	Investment Management, Compliance, Investment Support, Client Services

References:	WA Compliance Manual —Section R — Proxy Voting WAML Compliance Manual — Section 4.11 — Proxy Voting
Investment Advisers Act Rule 206(4)-6 and Rule 204-2
ERISA DOL Bulletin 94-2 C.F.R. 2509.94-2

Effective:	August 1, 2003
Background
Western Asset Management Company (“WA”) and Western Asset Management Company Limited (“WAML”) (together “Western Asset”) have adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.
In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (except that WA and WAML may so consult and agree with each other) regarding the voting of any securities owned by its clients.
Policy

Western Asset’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).
Western Asset Management Company
Responsibility and Oversight
The Western Asset Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.
Client Authority
Prior to August 1, 2003, all existing client investment management agreements (“IMAs”) will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.
Proxy Gathering
Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Prior to August 1, 2003, Proxy Recipients of existing clients will be reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting
Once proxy materials are received by Corporate Actions, they are forwarded to the Compliance Department for coordination and the following actions:
e.	Proxies are reviewed to determine accounts impacted.

f.	Impacted accounts are checked to confirm Western Asset voting authority.

g.	Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

h.	If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

i.	Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Compliance Department.

j.	Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.
Timing
Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.
Recordkeeping
Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

g.	A copy of Western Asset’s policies and procedures.

h.	Copies of proxy statements received regarding client securities.

i.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

j.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

k.	A proxy log including:
1.	Issuer name;

2.	Exchange ticker symbol of the issuer’s shares to be voted;

3.	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4.	A brief identification of the matter voted on;

5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;

6.	Whether a vote was cast on the matter;

7.	A record of how the vote was cast; and

8.	Whether the vote was cast for or against the recommendation of the issuer’s management team.
Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.
Disclosure
Part II of both the WA Form ADV and the WAML Form ADV contain a description of Western Asset’s proxy policies. Prior to August 1, 2003, Western Asset will deliver Part II of its revised Form ADV to all existing clients, along with a letter identifying the new disclosure. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.
Conflicts of Interest
All proxies are reviewed by the Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:
5.	Whether Western Asset (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

6.	Whether Western Asset or an officer or director of Western Asset or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

7.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.
Voting Guidelines
Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.
Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.
VII. Board Approved Proposals
The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:
1.	Matters relating to the Board of Directors

Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:
a.	Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d.	Votes are cast on a case-by-case basis in contested elections of directors.

4.	Matters relating to Executive Compensation

Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:
f.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

g.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

h.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

i.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

5.	Matters relating to Capitalization
The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.
g.	Western Asset votes for proposals relating to the authorization of additional common stock.

h.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

i.	Western Asset votes for proposals authorizing share repurchase programs.

6.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions
Western Asset votes these issues on a case-by-case basis on board-approved transactions.
7.	Matters relating to Anti-Takeover Measures
Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:
e.	Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

f.	Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

8.	Other Business Matters
Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.
d.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

e.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.
VIII. Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:
1. Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.
2. Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.
3. Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.
IX. Voting Shares of Investment Companies
Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.
1. Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.
2. Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.
X. Voting Shares of Foreign Issuers
In the event Western Asset is required to vote on securities held in foreign issuers — i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.
1. Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.
2. Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.
3. Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.
4. Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

STATEMENT OF ADDITIONAL INFORMATION
JOHN HANCOCK TRUST
(“JHT”)
This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with JHT’s Prospectus dated May 1, 2008 relating to the following ten funds: American Asset Allocation Trust, American Bond Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust (each a “Fund” and collectively the “JHT Feeder Funds” or the “Funds”). JHT’s Prospectus may be obtained from JHT, 601 Congress Street, Boston, Massachusetts, 02210.
The Annual Report dated December 31, 2007 of JHT is incorporated by reference into this SAI insofar as it relates to the above-named portfolios. The Annual Report is available upon request and without charge by calling (800) 344-1029.
The date of this SAI is May 1, 2008.

MASTER-FEEDER STRUCTURE	3
ADDITIONAL RISKS OF INVESTING IN EACH FUND	3
INVESTMENT POLICIES AND RESTRICTIONS	4
PORTFOLIO TURNOVER	6
MANAGEMENT OF JHT	6
INVESTMENT MANAGEMENT ARRANGEMENTS	12
DISTRIBUTOR; RULE 12B-1 PLANS OF THE FUNDS	12
RULE 12B-1 PLANS OF THE MASTER FUNDS	12
PORTFOLIO BROKERAGE	13
PURCHASE AND REDEMPTION OF SHARES	13
DETERMINATION OF NET ASSET VALUE OF THE MASTER FUND	13
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS	13
SHAREHOLDERS OF JHT	14
HISTORY OF JHT
ORGANIZATION OF JHT	15
ADDITIONAL INFORMATION CONCERNING TAXES	17
REPORTS TO SHAREHOLDERS	20
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	20
CUSTODIAN	20
CODE OF ETHICS	20
PROXY VOTING POLICIES	20

APPENDIX I: Disclosure Regarding Portfolio Managers of the JHT Feeder Funds Capital Research Management Company	21
Applicable to : American Asset Allocation Trust, American Bond Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

APPENDIX II: Proxy Voting Policies	24
John Hancock Trust (applicable to all the JHT Feeder Funds)
Capital Research Management Company
Applicable to : American Asset Allocation Trust, American Bond Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

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MASTER-FEEDER STRUCTURE
      Each portfolio described in this SAI operates as a “feeder fund,” which means that the portfolio does not buy investment securities directly. Instead, it invests in a “master fund,” which in turn purchases investment securities. Each JHT Feeder Fund has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series (“AFIS”) (each a “Master Fund” and collectively the “Master Funds”). Each JHT Feeder Fund’s Master Fund is listed below:

JHT FEEDER FUND	MASTER FUND
American Asset Allocation Trust	Asset Allocation Fund (Class 1 shares)
American Blue Chip Income and Growth Trust	Blue Chip Income and Growth Fund (Class 1 shares)*
American Bond Trust	Bond Fund (Class 1 shares)
American Global Growth Trust	Global Growth Fund (Class 1 shares)
American Global Small Capitalization Trust	Global Small Capitalization Fund (Class 1 shares)
American Growth Trust	Growth Fund (Class 1 shares)*
American Growth-Income Trust	Growth-Income Fund (Class 1 shares)*
American High-Income Bond Trust	High-Income Bond Fund (Class 1 shares)*
American International Trust	International Fund (Class 1 shares)*
American New World Trust	New World Fund (Class 1 shares)

*Prior to April 28, 2008, the American Blue Chip Income and Growth Trust, the American Growth Trust, the American Growth-Income Trust, the American High-Income Bond Trust, and the American International Trust invested in Class 2 shares of the corresponding American Fund Master Fund which is subject to a 0.25% Rule 12b-1 fee. Effective April 28, 2008 each of these JHT Feeder Funds commenced investing in Class 1 shares of the corresponding American Fund Master Fund which is not subject to a Rule 12b-1 fee and increased the Rule 12b-1 fee for each class of shares of the JHT Feeder Fund by 0.25% to the following rates: 0.75% for Series II shares, 0.60% for Series I shares and 0.25% for Series III shares.

A portfolio may withdraw its entire investment from a Master Fund at any time the Board of Trustees of JHT (the “Board”) decides it is in the best interest of the portfolio and its shareholders to do so.
The Board of the Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund’s performance, monitor investment activities and practices and discuss other matter affecting each Master Fund.
THE STATEMENT OF ADDITIONAL INFORMATION FOR THE MASTER FUNDS IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.
ADDITIONAL RISKS OF INVESTING IN EACH FUND
The following supplements the disclosure in the Prospectus regarding the risks of investing in each portfolio.
Each of the portfolios, except the American Blue Chip Income Trust, American Bond Trust and American Growth Trust, may invest in securities of small and medium sized companies. The risks of investing in such securities are set forth below.
SMALL OR UNSEASONED COMPANIES
o	Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and may have a small management group.

o	Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

o	Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a portfolio’s investments to decrease if it needs to sell such securities when there are few interested buyers.

o	Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

o	Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security.

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MEDIUM SIZE COMPANIES
o	Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.
INVESTMENT POLICIES AND RESTRICTIONS
The investment policies and restrictions of each Master Fund are described in the statement of additional information for the Master Funds, which is delivered together with this statement of additional information.
REPURCHASE AGREEMENTS
Each of the portfolios may invest in repurchase agreements. The following information supplements the information in the prospectus regarding repurchase agreements.
Repurchase agreements are arrangements involving the purchase of an obligation by a portfolio and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a portfolio to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements permit a portfolio the opportunity to earn a return on cash that is only temporarily available. A portfolio may enter into a repurchase agreement with banks, brokers or dealers. However, a portfolio will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the portfolio decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
The portfolios shall engage in a repurchase agreement transactions only with those banks or broker/dealers who meet the portfolios quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The counterparties to a repurchase agreement transaction are limited to a:
o	Federal Reserve System member bank,

o	primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division, or

o	broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.
Each portfolio will continuously monitor the transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.
The risk to a portfolio in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the portfolio, if any, would be the difference between the repurchase price and the underlying obligation’s market value. A portfolio might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by JHT might be delayed or limited.
INVESTMENT RESTRICTIONS
Each portfolio has adopted the following nonfundamental investment restriction to enable it to invest in its corresponding Master Fund:
Notwithstanding any other investment policy of the portfolio, the portfolio may invest all of its net assets in an open-end management investment company having substantially the same investment objective and limitations as the Portfolio.

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Each portfolio has also adopted the same investment restrictions as the Master Fund in which it invests. Each of the restrictions is fundamental in the case of the Master Fund. In the case of each portfolio, restrictions 6, 9, 10, 11 and 12 are nonfundamental and all other restrictions are fundamental. Fundamental restrictions may only be changed by a vote of a majority of the outstanding voting securities of a portfolio, which means a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.
When submitting an investment restriction change to the holders of JHT’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular portfolio if a majority of the outstanding voting securities of the portfolio as described above vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of JHT.
INVESTMENT RESTRICTIONS OF THE JHT FEEDER FUNDS
Each portfolio may not:
1. Invest more than 5% of the value of its the total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of its total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the portfolio’s total assets.
2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.
3. Invest more than 25% of its total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.
4. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).
5. Purchase commodities or commodity contracts; except that the American International Trust, the American Bond Trust, American Small Capitalization Trust, American New World Trust, American Asset Allocation Trust and American High-Income Trust may engage in transactions involving currencies (including forward or futures contracts and put and call options).
6. Invest in companies for the purpose of exercising control or management.
7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.
8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund’s total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the portfolio will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.
9. Purchase securities on margin.
10. Sell securities short, except to the extent that the portfolio contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.
11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Investment Restriction number 5.
12. Invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).
13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

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Non-fundamental policies — The following non-fundamental policies of the American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American International Trust, American New World Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American Asset Allocation Trust, American Bond Trust, American High-Income Bond Trust may be changed without shareholder approval:
1. The portfolio may not invest more than 15% of its net assets in illiquid securities.
2. The portfolio may not issue senior securities, except as permitted by the 1940 Act.
Notwithstanding Investment Restriction number 12, the Master Funds may invest in securities of other managed investment companies if deemed advisable by their officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the United States Securities and Exchange Commission (“SEC”).
Notwithstanding Investment Restriction number 13, the portfolios may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933, as amended.
Nothwithstanding investment restriction number 7, the American Bond Trust and the American Global Bond Trust may purchase loan assignments.
Investment Restrictions that May Only be Changed Upon 60 Days’ Notice to Shareholders
Rule 35d-1 under the 1940 Act requires a registered investment company with a name that suggests that the fund focuses its investments in a particular type of investment or investments in a particular industry to invest at least 80% of its assets in the type of investment suggested by the fund’s name. The American Growth Trust, American International Trust, American Growth-Income Trust, the American Blue Chip Income and Growth Trust, American Global Growth Trust, American New World Trust and the American Asset Allocation Trust are not subject to this requirement.
The American Bond Trust is subject to this requirement and its Master Fund, the Bond Fund of AFIS, normally invests at least 80% of its assets in bonds. This investment policy is subject to change only upon 60 days prior notice to shareholders.
The American Global Small Capitalization Trust is subject to this requirement and its Master Fund, the Global Small Capitalization Fund of AFIS, normally invests at least 80% of its assets in equity securities of companies with small market capitalization, measured at the time of purchase. This investment policy is subject to change only upon 60 days prior notice to shareholders.
The American High-Income Bond Trust is subject to this requirement and its Master Fund, the High-Income Bond Fund of AFIS normally invests at least 80% of its assets in bonds. This investment policy is subject to change only upon 60 days prior notice to shareholders.
PORTFOLIO TURNOVER
The portfolio turnover of the Master Funds is described in the prospectus for the Master Funds which is delivered together with the prospectus for the portfolios.
MANAGEMENT OF JHT
The business of JHT, an open-end management investment company, is managed by its Board of Trustees, including certain Trustees who are not “interested persons” of the Funds (as defined by the 1940 Act) (the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the Trustees and officers of JHT are also officers or directors of the Adviser, or officers or directors of the principal distributor to the funds, John Hancock Distributors, LLC (the “Distributor”). The tables below present certain information regarding the Trustees and officers of JHT, including their principal occupations. Each Trustee oversees all Funds of JHT, and some Trustees also oversee other funds in the John Hancock fund complex. As of December 31, 2007, the John Hancock fund complex consisted of 280 funds (including separate series of series mutual funds): JHF II (85 funds); JHT (125 funds); and 70 other John Hancock funds (the “John Hancock Fund Complex” or “Fund Complex”).

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Independent Trustees

			NUMBER OF FUNDS IN
			FUND COMPLEX
NAME, ADDRESS	POSITION	PRINCIPAL OCCUPATION(S) AND OTHER	OVERSEEN BY
AND BIRTH YEAR	WITH JHT (1)	DIRECTORSHIPS DURING PAST FIVE YEARS	TRUSTEE
Charles L. Bardelis 601 Congress Street Boston, MA 02210 Born: 1941	Trustee (since 1988)	Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Funds II (since 2005); Former Trustee of John Hancock Funds III (2005 to 2006).	210

Peter S. Burgess 601 Congress Street Boston, MA 02210 Born: 1942	Trustee (since 2005)	Consultant (financial, accounting and auditing matters (since 1999); Certified Public Accountant; Partner, Arthur Andersen (prior to 1999).	210
		Director of the following publicly traded companies:
		PMA Capital Corporation (since 2004) and Lincoln Educational Services Corporation (since 2004).

Elizabeth G. Cook 601 Congress Street Boston, MA 02210 Born: 1937	Trustee (since 2005) (2)	Trustee of John Hancock Funds II (since 2005); Former Trustee of John Hancock Funds III (2005 to 2006). Expressive Arts Therapist, Massachusetts General Hospital (September 2001 to June 2007); Expressive Arts Therapist, Dana Farber Cancer Institute (September 2000 to January 2004); President, The Advertising Club of Greater Boston (1982 to 1998).	210

		Trustee of John Hancock Funds II (since 2005); Former Trustee of John Hancock Funds III (2005 to 2006).

Hassell H. McClellan 601 Congress Street Boston, MA 02210 Born: 1945	Trustee (since 2005) (2)	Associate Professor, The Graduate School of the Wallace E. Carroll School of Management, Boston College. Trustee of John Hancock Funds II (since 2005); Former Trustee of John Hancock Funds III (2005 to 2006); Trustee of Phoenix Edge Series Fund (since 2008).	210

James M. Oates 601 Congress Street Boston, MA 02210 Born: 1946	Trustee (since 2004)	Managing Director, Wydown Group (financial consulting firm)(since 1994); Chairman, Emerson Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997 — 2006). Director of the following publicly traded companies:	210

		Stifel Financial (since 1996); Investor Financial Services Corporation (1995 to 2007); Investors Bank and Trust (since 1995); and Connecticut River Bancorp, Director (since 1998).

		Trustee of John Hancock Funds II (since 2005); Former Trustee of John Hancock Funds III (2005 to 2006); Director, Phoenix Mutual Funds (since 1988).

F. David Rolwing 601 Congress Street Boston, MA 02210 Born: 1934	Trustee (since 1997)(3)	Former Chairman, President and CEO, Montgomery Mutual Insurance Company, 1991 to 1999. (Retired 1999.)	125

(1)	Because JHT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

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(2)	Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I. Its separate series were combined with corresponding Funds of JHT on April 29, 2005.

(3)	Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. Its separate series were combined with corresponding Funds of JHT on December 31, 1996.
Interested Trustees

			NUMBER OF FUNDS IN
		PRINCIPAL OCCUPATION(S) AND OTHER	FUND COMPLEX
NAME, ADDRESS AND	POSITION WITH	DIRECTORSHIPS DURING PAST FIVE	OVERSEEN BY
BIRTH YEAR	JHT (1)	YEARS	TRUSTEE
James R. Boyle (2) 601 Congress Street Boston, MA 02210 Born: 1959	Trustee (since 2005)	Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial Group, LLC (holding company) and John Hancock Funds, LLC.; President, John Hancock Annuities; Executive Vice President, John Hancock Life Insurance Company (since June, 2004); President U.S. Annuities; Senior Vice President, The Manufacturers Life Insurance Company (U.S.A) (prior to 2004).	280

John D. Richardson (2)(3) 601 Congress Street Boston, MA 02210 Born: 1938	Trustee Emeritus (4) (since December 2006); Trustee (prior to December 2006)	Trustee of JHT prior to December 14, 2006. Retired; Former Senior Executive Vice President, Office of the President, Manulife Financial, February 2000 to March 2002 (Retired, March, 2002); Executive Vice President and General Manager, U.S. Operations, Manulife Financial, January 1995 to January 2000.	210

		Director of BNS Split Corp and BNS Split Corp II, each of which is a publicly traded company listed on the Toronto Stock Exchange (2005 to 2007).

(1)	Because JHT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

(2)	The Trustee is an “interested person” (as defined in the 1940 Act) due to his prior position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the Adviser.

(3)	Mr. Richardson retired as Trustee effective December 14, 2006. On such date, Mr. Richardson became a Trustee Emeritus.

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Principal Officers who are not Trustees

NUMBER OF FUNDS
IN FUND COMPLEX
NAME, ADDRESS AND	POSITION(S) HELD	PRINCIPAL OCCUPATION(S) AND OTHER	OVERSEEN BY
BIRTH YEAR	WITH JHT	DIRECTORSHIPS DURING PAST 5 YEARS	TRUSTEE
Keith F. Hartstein (1) 601 Congress Street Boston, MA 02210 Born: 1956	President (since 2005)	Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief Executive Officer, the Adviser, The Berkeley Group, John Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds II, John Hancock Funds III, and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc. (since 2005); Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005-2006); Executive Vice President, John Hancock Funds, LLC (until 2005).	N/A

John G. Vrysen (1) 601 Congress Street Boston, MA 02210 Born: 1955	Chief Operating Officer (since 2007) Chief Financial Officer (2005-2007)	Senior Vice President Manulife Financial Corporation (since 2006), Executive Vice President and Chief Financial Officer, John Hancock Funds, LLC, July 2005 to present; Senior Vice President and General Manager, Fixed Annuities, John Hancock Financial Services, September 2004 to July 2005; Executive Vice President, Operations, Manulife Wood Logan, July 2000 to September 2004.	N/A

Francis V. Knox, Jr. (1) 601 Congress Street Boston, MA 02210 Born: 1947	Chief Compliance Officer (since 2005)	Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer, Fidelity Investments (until 2001).	N/A

Gordon M. Shone (1) 601 Congress Street Boston, MA 02210 Born: 1956	Treasurer (since 2005)	Treasurer, John Hancock Funds (since 2006); John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003-2005); Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President, John Hancock Investment Management Services, Inc. and John Hancock Advisers, LLC (since 2006), The Manufacturers Life Insurance Company (U.S.A.) (1998 to 2000).	N/A

Thomas M. Kinzler (1) 601 Congress Street Boston, MA 02110 Born: 1955	Chief Legal Officer (since 2006)	Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006); Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999-2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000-2004); Secretary and Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004-2006).	N/A

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NUMBER OF FUNDS
IN FUND COMPLEX
NAME, ADDRESS AND	POSITION(S) HELD	PRINCIPAL OCCUPATION(S) AND OTHER	OVERSEEN BY
BIRTH YEAR	WITH JHT	DIRECTORSHIPS DURING PAST 5 YEARS	TRUSTEE
John D. Danello (1) 601 Congress Street Boston, MA 02110 Born: 1955	Secretary (since 2005)	Vice President/Chief Counsel, US Wealth Management, John Hancock Financial Services, Inc., February 2005 to present. Vice	N/A

Charles A. Rizzo (1) Born: 1959	Chief Financial Officer (since 2007)	President/Chief Counsel, Life Insurance & Asset Management, Allmerica Financial Corporation, Inc., 2001 to February 2005. Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (June 2007-Present); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005-June 2007); Vice President, Goldman Sachs (2005-June 2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005); Director, Tax and Financial Reporting, Deutsche Asset Management (2002-2003); Vice President and Treasurer, Deutsche Global Fund Services (1999-2002).	N/A

(1)	Affiliated with the Adviser.
Duties and Compensation of Trustees
JHT is organized as a Massachusetts business trust. Under JHT’s Declaration of Trust, the Trustees are responsible for managing the affairs of JHT, including the appointment of advisers and subadvisers. The Trustees may appoint officers of JHT who assist in managing the day-to-day affairs of JHT.
The Board of Trustees met five times during JHT’s last fiscal year. The Board has a standing Audit Committee composed solely of Independent Trustees (Peter S. Burgess, Charles L. Bardelis and James M. Oates). The Audit Committee met four times during JHT’s last fiscal year to review the internal and external accounting and auditing procedures of JHT and, among other things, to consider the selection of an independent registered public accounting firm for JHT, approve all significant services proposed to be performed by its independent registered public accounting firm and to consider the possible effect of such services on their independence.
The Board of Trustees also has a Nominating Committee composed of all of the Independent Trustees. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee will consider nominees recommended by contract owners investing in JHT. Nominations should be forwarded to the attention of the Secretary of JHT at 601 Congress Street, Boston, MA 02210. Any shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934 in order to be considered by the Nominating Committee.
The Board of Trustees also has a standing Compliance Committee and three Investment Committees. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to JHT. The Compliance Committee is composed solely of Independent Trustees (Elizabeth G. Cook, Hassell H. McClellan and David Rolwing) (the Interested Trustees may serve as ex-officio members). The Compliance Committee met four times during the last fiscal year. Each Investment Committee reviews investment matters relating to a particular group of Funds. Each Investment Committee is composed solely of Independent Trustees (Investment Committee A: Elizabeth G. Cook and James M. Oates; Investment Committee B: Charles L. Bardelis and David Rolwing; Investment Committee C: Hassell H. McClellan and Peter S. Burgess (with the Interested Trustee and the President of JHT serving as an ex-officio member in certain cases). Each Investment Committee met five times during the last fiscal year.
JHT pays fees only to its Independent Trustees. Effective September 1, 2007, the Independent Trustees receive an annual retainer of $100,000 and a fee of $14,000 for each meeting of the Trustees that they attend in person. The Chairman of the Board of Trustees receives an additional $60,000 annual retainer. The Chairman of the Audit Committee receives $10,000 as an annual retainer. The Chairman of the Compliance Committee receives $7,500 as an annual retainer. Trustees are reimbursed for travel and other out-of-pocket expenses.

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Compensation Table (1)

		TOTAL COMPENSATION FROM JOHN HANCOCK
	AGGREGATE COMPENSATION FROM JHT	FUND COMPLEX FOR FISCAL YEAR ENDED
NAMES OF TRUSTEE	FISCAL YEAR ENDED DECEMBER 31, 2007	DECEMBER 31, 2007
Independent Trustees:
Charles L. Bardelis	$161,000	$216,000
Peter S. Burgess	$171,000	$228,500
Elizabeth Cook	$168,500	$224,750
Hassell H. McClellan	$161,000	$216,000
James M. Oates	$221,000	$296,000
F. David Rolwing	$161,000	$161,000

Interested Trustees:
James R. Boyle	$0	$0

(1)	Compensation received for services as a Trustee. JHT does not have a pension, retirement or deferred compensation plan for any of its Trustees or officers.
Trustee Ownership of Funds
The table below lists the amount of securities of each JHT Fund beneficially owned by each Trustee as of December 31, 2007 (excluding those Funds that had not yet commenced operations on December 31, 2007). For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:
A — $0
B — $1 up to and including $10,000
C — $10,001 up to and including $50,000
D — $50,001 up to and including $100,000
E — $100,001 or more

	CHARLES L.	PETER S.	ELIZABETH	HASSELL H.	JAMES M.	F. DAVID	JAMES R.
FUNDS*	BARDELIS	BURGESS	G. COOK	MCCLELLAN	OATES	ROLWING	BOYLE
Financial Services	A	A	A	C	A	A	A
Global Bond	B	A	A	A	A	A	A
Lifestyle Aggressive	A	E	A	C	A	A	C
Lifestyle Balanced	A	A	E	A	A	E	A
Lifestyle Growth	A	A	A	A	E	A	A
Money Market	E	A	A	A	A	A	A
Natural Resources	A	A	A	C	A	A	A
Real Return Bond	B	A	A	A	A	A	A
Small Company Value	A	A	A	C	A	A	A
Total — John Hancock Fund Complex**	E	E	E	E	E	E	C

*	Only Funds owned by a Trustee are listed.

**	Ms. Cook and Messrs. Bardelis, Boyle, Burgess, McClellan and Oates are also Trustees of JHF II, which is within the same family of investment companies as JHT.

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INVESTMENT MANAGEMENT ARRANGEMENTS
      The funds are feeder funds and as such do not have an investment adviser. For information regarding the investment adviser to the Master Funds see the Master Fund statement of additional information, which is delivered together with this statement of additional information.
DISTRIBUTOR; RULE 12B-1 PLANS OF THE FUNDS
John Hancock Distributors, LLC, located at 601 Congress Street, Boston, MA 02210, is the distributor and principal underwriter of JHT and distributes shares of JHT on a continuous basis. Other than the Rule 12b-1 payments described below, the Distributor does not receive compensation from JHT.
The Board has approved Rule 12b-1 Plans (the “Plans”) for Series I; Series II shares and for Series III of each Fund. The purpose of each Plan is to encourage the growth and retention of assets of the series of each Fund subject to the Plan.

o	Series I shares of each Fund are subject to a Rule 12b-1 fee of .60% of Series I share average daily net assets (of which 0.25% of the Series I Rule 12b-1 fee is a “service fee” as defined in Rule 2830(b)(9) of the Conduct Rules of the National Association of Securities Dealers, Inc (“NASD”)). Each Fund invests in Class 1 shares of its corresponding Master Fund, which do not pay a Rule 12b-1 fee.
o	Prior to April 28, 2008, the American Growth Trust, American International Trust, American Growth-Income Trust, American Bond Trust and American Blue Chip Income and Growth Trust were subject to a Rule 12b-1 fee of .35% of Series I share average daily net assets. In addition, each Fund invested in Class 2 shares of its corresponding Master Fund that pay a Rule 12b-1 fee of .25% of average net assets of the Master Fund.

o	Series II Shares of each fund are subject to a Rule 12b-1 fee of .75% of Series II share average daily net assets (of which 0.25% of the Series II Rule 12b-1 fee is a “service fee” as defined in Rule 2830(b)(9) of the Conduct Rules of the NASD). Each Fund invests in Class 1 shares of its corresponding Master Fund, which do not pay a Rule 12b-1 fee.
o	Prior to April 28, 2008, the American Growth Trust, American International Trust, American Growth-Income Trust, American Bond Trust and American Blue Chip Income and Growth Trust were subject to a Rule 12b-1 fee of .50% of Series II share average daily net assets. In addition, each Fund invested in Class 2 shares of its corresponding Master Fund that pay a Rule 12b-1 fee of .25% of average net assets of the Master Fund.
Series III shares of each Fund are subject to a Rule 12b-1 fee of 0.25% of Series III share average daily net assets (all of which is a “service fee” as defined in Rule 2830(b)(9) of the Conduct Rules of the NASD):

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SERIES I SHARES

PORTFOLIO	DISTRIBUTION PAYMENT
American Growth Trust	$332,138
American International Trust	315,629
American Growth-Income Trust	90,566
American Blue Chip Income and Growth Trust	61,678
American Bond Trust	24,835
American Global Growth Trust	0
American Global Small Capitalization Trust	0
American New World Trust	0
American Asset Allocation Trust	0
American High-Income Bond Trust	0
SERIES II SHARES

PORTFOLIO	DISTRIBUTION PAYMENT
American Growth Trust	$8,250,743
American International Trust	5,455,678
American Growth-Income Trust	6,852,787
American Blue Chip Income and Growth Trust	914,281
American Bond Trust	3,855,362
American Global Growth Trust	496,660
American Global Small Capitalization Trust	203,934
American New World Trust	166,805
American Asset Allocation Trust	1,157,467
American High-Income Bond Trust	106,103
PORTFOLIO BROKERAGE
For information regarding portfolio brokerage of each Master Fund see the Master Funds statement of additional information which is delivered together with this statement of additional information.
PURCHASE AND REDEMPTION OF SHARES
JHT will redeem all full and fractional portfolio shares for cash at the net asset value per share of each Fund. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:
o	trading on the New York Stock Exchange is restricted, as determined by the SEC, or such exchange is closed for other than weekends and holidays;
o	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT to fairly determine the value of its net assets; or
o	the SEC by order so permits for the protection of security holders of JHT.
DETERMINATION OF NET ASSET VALUE OF THE MASTER FUND
For information regarding the determination of net asset value of the Master Fund see the Master Fund statement of additional information which is delivered together with the statement of additional information.
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees of JHT has adopted the Policy Regarding Disclosure of Portfolio Holdings to protect the interests of the shareholders of JHT and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of a Fund’s subadvisers, principal underwriter or affiliated persons of a Fund’s Adviser or principal underwriter. JHT’s general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHT applies its policy uniformly to all, including individual and institutional investors, intermediaries, affiliated persons of a Fund, and to all third party service providers and rating agencies.

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Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a Fund to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Morningstar and Lipper; Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHT, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHT’s Chief Compliance Officer (“CCO”) or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Evare (holdings, daily); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDQ (NAVs, daily); Standard & Poor’s (holdings, monthly with 32 day lag); Charles River (holdings and securities details, daily); and DST (NAVs, daily).
The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHT. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.
The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO then provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review.
When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHT, the CCO shall refer the conflict to the Board of Trustees. The Board of Trustees shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHT’s shareholders.
The receipt of compensation by a Fund, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
JHT Portfolio Holdings Currently Posted on a Website. Each of the Funds of Funds invests in shares of other Funds. The holdings of each Fund of Funds in other Funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a Fund of Fund. In addition, the ten largest holdings of each Fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT’s Form N-CSR and Form N-Q will contain each Fund’s entire portfolio holdings as of the applicable calendar quarter end.
http://www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx
SHAREHOLDERS OF JHT
JHT currently serves as the underlying investment medium for premiums and purchase payments invested in variable contracts issued by insurance companies affiliated with MFC.
Control Persons. As of March 31, 2008, no one was considered a control person of any of the portfolios of JHT. A control person is one who has beneficial ownership of more than 25% of the voting securities of a portfolio or who acknowledges or asserts having or is adjudicated to have control of a portfolio.

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Shareholders. As of March 31, 2008, the JHT Shareholders are as follows:
(a)	the insurance companies affiliated with Manulife Financial discussed above (the “Manulife Insurance Companies”). (Each insurance company that is a shareholder of JHT holds of record in its separate accounts JHT shares attributable to variable contracts),

(b)	the Lifestyle Trusts, the Franklin Templeton Founding Allocation Trust, the Index Allocation Trust and the Absolute Return Trust, each of which invests in and holds of record shares of underlying JHT portfolios. (These portfolios are not shareholders of any of JHT Feeder Funds.)
JHT may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. JHT shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be JHT Shareholders.
Entities Eligible to Be JHT Shareholders. In order to reflect the conditions of Section 817(h) and other provisions of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, shares of JHT may be purchased only by the following eligible shareholders:
(a)	separate accounts of the Manulife Insurance Companies and other insurance companies;

(b)	the Manulife Insurance Companies and certain of their affiliates; and

(c)	any trustee of a qualified pension or retirement plan.
Voting of Shares by the Insurance Companies and JHT. The Manulife Insurance Companies have the right to vote upon matters that may be voted upon at any JHT shareholders’ meeting. These companies will vote all shares of the portfolios of JHT issued to them in proportion to the timely voting instructions received from owners of variable contracts participating in the separate accounts of such companies that are registered under the 1940 Act (“Contract Owner Instructions”). In addition, JHT will vote all shares of the portfolios issued to the Lifestyle Trusts, the Index Allocation Trust and the Absolute Return Trust in proportion to Contract Owner Instructions.
Mixed Funding. Shares of JHT may be sold to JHT Shareholders described above. JHT currently does not foresee any disadvantages to any JHT Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, JHT’s Board of Trustees will monitor events in order to identify any material irreconcilable conflicts, which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a JHT Shareholder from investing in JHT.
Principal Holders. As of March 31, 2008, four of the Manulife Insurance Companies — John Hancock Life Insurance Company (USA (“JHLICO (USA)”), John Hancock Life Insurance Company of New York (“JHLICO New York”), John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”) — owned of record all of the outstanding Series I and II shares of each Fund.
Trustees and officers of JHT, in the aggregate, own or have the right to provide voting instructions for less than 1% of the outstanding shares of the JHT Feeder Funds.
HISTORY OF JHT
JHT Name Change. Prior to January 1, 2005, the name of JHT was Manufacturers Investment Trust. Prior to October 1, 1997, the name of JHT was NASL Series Trust.
Organization of JHT. JHT was originally organized on August 3, 1984 as “NASL Series Fund, Inc.” (the “Fund”), a Maryland corporation. Effective December 31, 1988, the Fund was reorganized as a Massachusetts business trust. Pursuant to such reorganization, JHT assumed all the assets and liabilities of the Fund and carried on its business and operations with the same investment management arrangements as were in effect for the Fund at the time of the reorganization. The assets and liabilities of each of the Fund’s separate portfolios were assumed by the corresponding portfolios of JHT.

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ORGANIZATION OF JHT
Classification. JHT is a no-load, open-end management investment company registered with the SEC under the 1940 Act. Each of the portfolios described in this SAI is diversified for purposes of the 1940 Act.
Powers of the Trustees of JHT. Under Massachusetts law and JHT’s Declaration of Trust and By-Laws, the management of the business and affairs of JHT is the responsibility of its Trustees.
The Declaration of Trust authorizes the Trustees of JHT without shareholder approval to do the following:
–	Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share;

–	Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof;

–	Issue additional series of shares or separate classes of existing series of shares;

–	Approve mergers of series (to the extent consistent with applicable laws and regulations); and

–	Designate a class of shares of a series as a separate series.
Shares of JHT. The shares of each portfolio, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each portfolio have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that portfolio. Holders of shares of any portfolio are entitled to redeem their shares as set forth under “Purchase and Redemption of Shares.”
Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective portfolio and upon liquidation in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular portfolio will be allocated in the manner determined by the Trustees. Accrued liabilities that are not clearly allocable to one or more portfolios will also be allocated among the portfolios in the manner determined by the Trustees.
Shareholder Voting. Shareholders of each portfolio of JHT are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the portfolio. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular portfolio are entitled to vote on matters determined by the Trustees to affect only the interests of that portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of JHT may not be binding on a portfolio whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of JHT may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of JHT do not have cumulative voting rights, which means that the holders of more than 50% of JHT’s shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.
Shareholder Liability. Under Massachusetts law, shareholders of JHT could, under certain circumstances, be held personally liable for the obligations of JHT. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of JHT and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of JHT. The Declaration of Trust also provides for indemnification out of the property of a JHT portfolio for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that JHT shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of JHT and satisfy any judgment thereon, but only out of the property of the affected portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular portfolio would be unable to meet its obligations.

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ADDITIONAL INFORMATION CONCERNING TAXES
The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a Fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to federal, state, local or foreign taxes.
Since the Funds’ shareholders are principally (i) life insurance companies whose separate accounts invest in the Funds for purposes of funding variable annuity and variable life insurance contracts and (ii) trustees of qualified pension and retirement plans, no discussion is included herein as to the U.S. federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a Fund. For information concerning the U.S. federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this SAI in light of their particular tax situations.
JHT believes that each Fund will qualify as a regulated investment company under Subchapter M of the Code. If any Fund does not qualify as a regulated investment company, it will be subject to U.S. federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, no Fund will be subject to U.S. federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.
A Fund will be subject to a non-deductible 4% excise tax to the extent that the Fund does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a Fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company’s variable annuity and life insurance contracts.
To qualify as a regulated investment company for income tax purposes, a Fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership. The Internal Revenue Service has issued a revenue ruling that would cause certain income from certain commodities-linked derivatives in which certain Funds invest to not be considered qualifying income for purposes of the 90% test. This ruling limits the extent to which a Fund may receive income from such commodity-linked derivatives to a maximum of 10% of its annual gross income. It is currently unclear which types of commodity-linked derivatives are affected by the revenue ruling, although it appears that certain commodity-linked notes are not affected.
A “qualified publicly traded partnership” is a publicly traded partnership other than a publicly traded partnership that would satisfy the qualifying income requirements of Code Section 7704 if such qualifying income included only income derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies (“RIC-type income”). Qualified publicly traded partnerships therefore are publicly traded partnerships that derive more than 10% of their gross income from types of income, such as income derived from the buying and selling of commodities, or options, futures or forwards with respect to commodities, other than RIC-type income. All of the income received by a Fund from its investment in a qualified publicly traded partnership that invests in commodities or commodity-linked derivatives, and receives more than 10% of its gross income from such investments, will be income satisfying the regulated investment company 90% test. If the commodities-based income of such partnership is only 10% or less of its gross income in any taxable year, and 90% or more of its gross income is RIC-type income, then the share of such commodities-based income allocable to a Fund investing in such partnership would not be income satisfying the regulated investment company 90% test for the Fund’s taxable year. In such event, the Fund could fail to qualify as a regulated investment company if its income that is not regulated investment company qualifying income exceeds 10% of its gross income for the taxable year.

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If a Fund failed to qualify as a regulated investment company, the Fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the Fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the Fund. Compliance with the regulated investment company 90% test is carefully monitored by the Adviser and the subadvisers and it is intended that the Funds will comply with the requirements for qualification as regulated investment companies.
The Code was amended in 2004 to allow regulated investment companies to invest up to 25% of their assets in “qualified publicly traded partnerships” and to provide that the net income allocated to a regulated investment company investing in such partnerships would be qualifying income for purposes of the 90% gross income test. As described above, in order to maintain its status as a regulated investment company, a Fund must have a deduction for dividends paid during its taxable year at least equal to 90% of its investment company taxable income for such year. Additionally, a regulated investment company is subject each calendar year to a nondeductible 4% excise tax on its under distribution of dividends to the extent that it fails to distribute the sum of 98% of its ordinary income for such calendar year, plus 98% of its capital gain net income for the 1-year period on October 31 of such calendar year, plus 100% of any prior year’s shortfall. A Fund investing in publicly traded partnerships might be required to recognize during its taxable year income in excess of its cash distributions from such publicly traded partnerships and its proceeds from dispositions of partnership interests during that year. Such income, even if not reported to the Fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the regulated investment company distribution requirements and would be taken into account for purposes of the 4% excise tax.
To qualify as a regulated investment company, a Fund must also satisfy certain requirements with respect to the diversification of its assets. A Fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the Fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the Fund’s assets may be invested in securities of: (i) any one issuer (other than United States Government securities or the securities of other regulated investment companies); (ii) two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; or (iii) one or more qualified publicly traded partnerships.
Because JHT complies with the ownership restriction of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a regulated investment company. Therefore, each Fund intends and expects to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.
A Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Fund, such Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

Certain of the Funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see “Hedging and Other Strategic Transactions”). Such transactions will be subject to special provisions of the Code that, among other things, may affect the

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character of gains and losses realized by a Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a Fund and defer recognition of certain of the Fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.
Funds investing in foreign securities or currencies may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a Fund purchases shares in a “passive foreign investment company” (a “PFIC”), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Fund. Alternatively, a Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Fund might be required to recognize during a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.
Additional Tax Considerations. If a Fund failed to qualify as a regulated investment company, (i) owners of contracts based on the Fund would be treated as owning contract based solely on shares of the Fund (rather than on their proportionate share of the assets of such Fund) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (ii) the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the Fund might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the Funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.
Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a Fund, please refer to the prospectus for the contract.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.
LEGAL AND REGULATORY MATTERS
On June 25, 2007, John Hancock Investment Management Services, LLC (the “Adviser”) and John Hancock Distributors LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the JHT funds that participated in the Adviser’s commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.

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REPORTS TO SHAREHOLDERS
The financial statements of JHT at December 31, 2007, are incorporated herein by reference from JHT’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of JHT at December 31, 2007, including the related financial highlights, which appear in the Prospectus, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm as indicated in their report with respect thereto, and are included herein in reliance upon said report given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, MA 02110.
CUSTODIAN
State Street Bank and Trust Company, (“State Street”) 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the Funds’ assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.
CODE OF ETHICS
JHT, the Adviser, the Distributor and each Subadviser have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by JHT.
PROXY VOTING POLICIES
The proxy voting policies of JHT and Capital Research Management, Inc. are set forth below. Information regarding how JHT voted proxies relating to portfolio securities during the most recent 12-moth period ended June 30 is available (1) without charge, upon request, by calling (800) 344-1029 (attention Gordon Shone) and (2) on the SEC’s website at http://www.sec.gov.

20

APPENDIX I
DISCLOSURE REGARDING PORTFOLIO MANAGERS OF THE JHT FEEDER FUNDS
COMPENSATION OF INVESTMENT PROFESSIONALS — As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing mutual fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans.
The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.
The benchmarks against which American Funds Insurance Series portfolio counselors are measured include ASSET ALLOCATION FUND: S&P 500, Lipper Growth and Income Funds Index, Lehman Brothers Aggregate Bond Index, Credit Suisse First Boston High Yield Bond Index, Lipper High Current Yield Bond Funds Average. BLUE CHIP INCOME AND GROWTH FUND: S&P 500; Lipper Growth and Income Funds Index. BOND FUND: Lehman Brothers Aggregate Bond Index; Lipper High Current Yield Bond Funds Average; Credit Suisse First Boston High Yield Bond Index. GLOBAL GROWTH FUND: MSCI World Index, Lipper Global Funds Index. GLOBAL SMALL CAPITALIZATION FUND: S&P/Citigroup World Smallcap Index; S&P/Citigroup World ex US Smallcap Index; S&P/Citigroup US Smallcap Index; Lipper Small Cap Growth Funds Index; Lipper International Small Cap Funds Index. GROWTH FUND: S&P 500; Lipper Growth Funds Index. GROWTH-INCOME FUND: S&P 500; Lipper Growth and Income Funds Index. HIGH-INCOME BOND FUND: Credit Suisse First Boston High Yield Bond Index, Lipper High Current Yield Bond Funds Index. INTERNATIONAL FUND: MSCI All Country (ex U.S.) World Index; Lipper International Funds Index. NEW WORLD FUND: MSCI All Country World Index, Lipper Global Funds Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index.
Portfolio counselor fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor’s needs for variable annuity or variable life products and the role those products would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor(s) own fund shares (through an insurance contract) in the dollar range noted: Robert W. Lovelace, Global Growth Fund, $10,001 — $50,000; Global Small Capitalization Fund, $1 — $10,000; Growth-Income Fund $1 — $10,000. At this time, the remaining portfolio counselors have determined that variable annuity products are not needed for their individual retirement planning, and, as a result, as of the end of the Series’ most recent fiscal year period, they did not hold shares of the funds.
Portfolio counselors may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series’ most recently completed fiscal year are listed below:

I-1

OTHER ACCOUNTS MANAGED BY PORTFOLIO COUNSELORS AS OF DECEMBER 31, 2007

	Number of					Other
	registered	Registered Investment	Number of			Accounts
	investment	Companies	Pooled investment	Pooled investment	Number of other	(assets in
Portfolio Counselor	companies	(assets in billions)[1]	vehicles	vehicles (assets in billions)[2]	accounts	billions)[3]
James K. Dunton	2	$102.4	0	$0	0	$0
Donald D. O’Neal	2	$282.8	1	$0.06	0	$0
Alan Berro	3	$144.7	0	$0	0	$0
Abner D. Goldstine	4	$136.5	0	$0	0	$0
Claudia P. Huntington	3	$62.8	0	$0	0	$0
Robert W. Lovelace	2	$79.8	1	$1.09	0	$0
Susan M. Tolson	3	$55.2	0	$0	2	$0.58
David C. Barclay	4	$154.9	4	$1.41	19	$5.93
Donnalisa Barnum	1	$193.5	0	$0	0	$0
Christopher D. Buchbinder	None	$0	0	$0	0	$0
Gordon Crawford	3	$229.0	0	$0	0	$0
Mark H. Dalzell	2	$42.3	2	$0.29	19 [4]	$5.93
Mark E. Denning	5	$292.0	1	$0.12	0	$0
J. Blair Frank	2	$219.1	0	$0	0	$0
Nick J. Grace	2	$125.6	0	$0	0	$0
Alwyn W. Heong	3	$256.5	0	$0	0	$0
Greg E. Ireland	3	$368.6	0	$0	0	$0
Carl M. Kawaja	4	$317.7	1	$1.09	0	$0
Michael T. Kerr	2	$243.9	0	$0	0	$0
Sung Lee	1	$124.0	0	$0	0	$0
James B. Lovelace	4	$222.0	0	$0	0	$0
Jesper Lyckeus	None	$0	1	$0.12	0	$0
Ronald B. Morrow	2	$243.9	0	$0	0	$0
James R. Mulally	2	$67.2	3	$0.77	7	$1.79
C. Ross Sappenfield	2	$116.6	1	$0.06	0	$0
Steven T. Watson	2	$148.8	0	$0	0	$0
Paul A. White	None	$0	0	$0	0	$0

1	Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.

2	Represents funds advised or sub-advised by Capital Research and Management Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount.

3	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

4	The advisory fee of one of these accounts (representing $0.31 billion in total assets) is based partially on its investment results.

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Potential Conflicts.
Capital Research and Management Company has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio counselor’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, Capital Research and Management Company believes that all issues relating to potential material conflicts of interest involving the fund and its other managed funds and accounts have been addressed.
Ownership of Trust Shares. None of the Portfolio counselors beneficially owns any shares of the Trust.

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APPENDIX II
PROXY VOTING POLICIES
JOHN HANCOCK FUNDS
PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

II-1

Voting Proxies of Underlying Funds of a Fund of Funds
A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund

With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.
B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund

In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the adviser to the Fund of Funds (the “Adviser”) or the Trust will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.
1. Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals
In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the Adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.
2. Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By the Fund of Funds
a. Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.
b. Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the Adviser or one of its affiliates has a material economic interest.
Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.

If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.
Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)
Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund portfolio securities in accordance with the Trust Policy, as set forth above.
Consistent with this delegation, each subadviser is responsible for the following:
1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes portfolio securities in the best interest of shareholders of the Trust.

2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.

3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.

Adviser Responsibilities
Proxy Voting Procedures
Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the adviser votes shares of an Underling Fund consistent with these proxy voting policies and procedures and in the best interest of shareholders of the Trust.
Providing the Board of the Trust with a copy and description of the Adviser Policy, accompanied by a certification that represents that the Adviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the Board with notice of any amendment or revision to that Adviser Policy or with a description thereof. The Adviser is required to report all material changes to the Adviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to Adviser Policy during the period covered by the report.
Providing the Board with a quarterly certification indicating that the Adviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Adviser Policy and these proxy voting policies and procedures. If the Adviser voted any proxies in a manner inconsistent with the Subadviser Policy, the Adviser will provide the adviser with a report detailing the exceptions.
Proxy Voting Service
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.
The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:
1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.
2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.
3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.
Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:
1)	multiple report export options;

2)	report customization by fund-account, portfolio manager, security, etc.; and

3)	account details available for vote auditing.
Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

CAPITAL RESEARCH AND MANAGEMENT COMPANY
PROXY VOTING PROCEDURES AND PRINCIPLES
PROXY VOTING PROCEDURES AND PRINCIPLES — The Series and its investment adviser have adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds, other American Funds and Endowments. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the Series) are voted by a committee of the investment adviser under authority delegated by those funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.
All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. For proxies of securities manged by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more research analysts in that investment division familiar with the company and industry. A second recommendation is made by a proxy coordinator (a senior investment professional) within the appropriate investment division based on the individual’s knowledge of the Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.
The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.
ThePrinciples, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.
Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421- 0180, (b) on the American Funds website at americanfunds.com and (c) on the SEC’s website at sec.gov.
The following summary sets forth the general positions of the American Funds, Endowments, the Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.
DIRECTOR MATTERS — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported.
GOVERNANCE PROVISIONS — Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes to tender his or her resignation, generally are supported.
SHAREHOLDER RIGHTS — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection). Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.
COMPENSATION AND BENEFIT PLANS — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management.

Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.
ROUTINE MATTERS — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management’s recommendations unless circumstances indicate otherwise.

PART C
OTHER INFORMATION
Item 23. Exhibits

(a)(1)	Agreement and Declaration of Trust dated September 29, 1988 — previously filed as exhibit (1)(a) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(2)	Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the “Convertible Securities Trust” to the “U.S. Government Bond Trust” dated May 1, 1989 — previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(3)	Establishment and Designation of Additional Series of Shares of Beneficial Interest - Conservative, Moderate and Aggressive Asset Allocation Trusts dated May 1, 1989 — previously filed as exhibit (1)(c) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(4)	Establishment and Designation of Additional Series of Shares of Beneficial Interest - Growth & Income Trust dated February 1, 1991 — previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(5)	Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the “Bond Trust” to the “Investment Quality Bond Trust” dated April 16, 1991 — previously filed as exhibit (1)(e) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(6)	Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the “U.S. Government Bond Trust” to the “U.S. Government Securities Trust” dated June 14, 1991 — previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(7)	Establishment and Designation of Additional Series of Shares of Beneficial Interest - Pasadena Growth, Growth and Strategic Income Trusts dated August 7, 1992 — previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(8)	Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the “Strategic Income Trust” to the “Strategic Bond Trust” and the Series of Shares known as the “Growth Trust” to the “Value Equity Trust” dated April 4, 1993 — previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(9)	Establishment and Designation of Additional Series of Shares of Beneficial Interest - International Growth and Income Trust dated December 28, 1994 — previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(10)	Establishment and Designation of Additional Series of Shares of Beneficial Interest - Small/Mid Cap Trust, dated February 1, 1996 — previously filed as exhibit (1)(j) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(11)	Establishment and Designation of Additional Series of Shares of Beneficial Interest - International Small Cap Trust dated February 1, 1996 — previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(12)	Establishment and Designation of Additional Series of Shares of Beneficial Interest - Growth Trust dated July 9, 1996 — previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996.

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(a)(13)	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest — Value, High Yield, International Stock, Science & Technology, Balanced, Worldwide Growth, Emerging Growth, Pilgrim Baxter Growth, Pacific Rim Emerging Markets, Real Estate Securities, Capital Growth Bond, Equity Index, Common Stock, Lifestyle Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820, Lifestyle Aggressive 1000 Trusts; Redesignation of the Series of Shares known as the “Pasadena Growth Trust” to the “Blue Chip Growth Trust" dated October 1, 1996; and Form of Redesignation of the Series of Shares known as the “Value Equity Trust” to the “Equity-Income Trust” — previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 19, 1996.

(a)(14)	Establishment and Designation of Additional Series of Shares of Beneficial Interest - Small Company Value Trust dated September 30, 1997 — previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998.

(a)(15)	Amendment to the Agreement and Declaration of Trust (name change of Trust) dated October 1, 1997 — previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998.

(a)(16)	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Small Company Blend, U.S. Large Cap Value, Total Return, International Value and Mid Cap Stock Trusts — previously filed as exhibit (a)(15) to post effective amendment no. 41 filed on March 1, 1999.

(a)(17)	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Dynamic Growth, Internet Technologies, Tactical Allocation, 500 Index, Mid Cap Index, Small Cap Index, Total Stock Market Index and International Index Trusts — previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(a)(18)	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Capital Appreciation Trust — previously filed as exhibit (a)(18) to post effective amendment no. 43 filed on August 17, 2000.

(a)(19)	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added April 30, 2001 — previously filed as exhibit (a) (19) to post effective amendment no. 45 filed on February 9, 2001.

(a)(20)	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added July 16, 2001 — previously filed as exhibit (a) (20) to post effective amendment no. 47 filed on May 1, 2001.

(a)(21)	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust — previously filed as exhibit (a)(21) to post effective amendment no. 58 filed on May 9, 2003.

(a)(22)	Form of Establishment and Designation of Additional Class of Shares — previously filed as exhibit (a)(22) to post effective amendment no. 56 filed on February 14, 2003.

(a)(23)	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for each new portfolio of the Trust to be added May 1, 2003 — previously filed as exhibit (a)(23) to post effective amendment no. 57 filed on April 22, 2003.

(a)(24)	Form of Redesignation of Name for Certain Portfolios — previously filed as exhibit (a)(24) to post effective amendment no. 57 filed on April 22, 2003.

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(a)(25)	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (Great Companies — America) — previously filed as exhibit (a)(25) to post effective amendment no. 59 filed on May 13, 2003.

(a)(26)	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (additional Lifestyle Trusts and additional new portfolios for May 1, 2004) — previously filed as exhibit (a)(26) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(a)(27)	Form of Redesignation of Name for Lifestyle Trusts — previously filed as exhibit (a)(27) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(a)(28)	Form of Establishment and Designation of Additional Series of Shares — previously filed as exhibit (a)(28) to post effective amendment no. 62 filed on November 4, 2004, accession number 0000950135-04-005130.

(a)(29)	Form of Establishment and Designation of Additional Class of Shares — NAV shares — previously filed as exhibit (a)(29) to post effective amendment no. 62 filed on November 4, 2004, accession number 0000950135-04-005130.

(a)(30)	Form of Establishment and Designation of Additional Class of Shares — Series IIIA shares — previously filed as exhibit (a)(29) to post effective amendment no. 62 filed on November 4, 2004, accession number 0000950135-04-005130.

(a)(31)	Form of Redesignation of Name of Trust — previously filed as exhibit (a)(30) to post effective amendment no. 62 filed on November 4, 2004, accession number 0000950135-04-005130.

(a)(32)	Form of Establishment and Designation of Additional Series of Shares — previously filed as exhibit (a)(31) to post effective amendment no. 63 filed on February 11, 2005, accession number 0000950135-05-000620.

(a)(33)	Form of Establishment and Designation of Additional Series of Shares (American Bond Trust) — previously filed as exhibit (a)(32) to post effective amendment no. 66 filed on May 5, 2005, accession number 0000950135-05-002554.

(a)(34)	Form of Establishment and Designation of Additional Series of Shares — previously filed as exhibit (a)(33) to post effective amendment no. 66 filed on May 5, 2005, accession number 0000950135-05-002554.

(a)(35)	Form of Establishment and Designation of Additional Series of Shares — previously filed as exhibit (a)(34) to post effective amendment no. 68 filed on November 17, 2005, accession number 0000950135-05-006557.

(a)(36)	Form of Establishment and Designation of Additional Series of Shares — previously filed as exhibit (a)(35) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(a)(37)	Form of Redesignation of Names of Portfolios (Lifestyle Trusts, Growth & Income Trust and Growth & Income Trust II) — previously filed as exhibit (a)(36) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(a)(38)	Form of Declaration of Trust Amendment — Designation of Class as a separate series — previously filed as exhibit (a)(37) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

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(a)(39)	Form of Declaration of Trust Amendment — Reorganization — previously filed as exhibit (a)(38) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(a)(40)	Redesignation of Names of Portfolios (Lifestyle Trusts, Growth & Income Trust, Growth & Income Trust II and International Stock Trust), dated April 28, 2006 — previously filed as exhibit (a) (40) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(41)	Declaration of Trust Amendment — Termination of Series of the Large Cap Growth Trust dated May 2, 2006 — previously filed as exhibit (a) (41) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(42)	Establishment and Designation of Additional Series of Shares of Beneficial Interest of the International Small Company Trust, Real Estate Equity Trust, Mid Cap Value Equity Trust, Global Real Estate Trust, Absolute Return Trust and the High Income Trust, dated April 28, 2006 — previously filed as exhibit (1) (42) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(43)	Establishment and Designation of Additional Series of Shares of Beneficial Interest of the Index Allocation Trust dated January 30, 2006 — previously filed as exhibit (a) (43) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(44)	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for portfolios to be added to Trust effective April 30, 2007 — previously filed as exhibit (a)(44) to post effective amendment no. 73 filed on April 20, 2007, accession number 0000950135-07-002355.

(a)(45)	Form of Establishment and Designation of Additional Class of Shares of Beneficial Interest — previously filed as exhibit (a)(45) to post effective amendment no. 73 filed on April 20, 2007, accession number 0000950135-07-002355.

(a)(46)	Declaration of Trust Amendment — Termination of Series III and Series IIIA Shares of the Lifestyle Trusts dated September 29, 2006 — previously filed as exhibit (a) (45) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(47)	Declaration of Trust Amendment — Termination of Mid Cap Core Trust and Strategic Value Trust, dated December 5, 2006 — previously filed as exhibit (a) (46) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(48)	Form of Establishment and Designation of Additional Class of Shares of Beneficial Interest of the American Fundamental Holdings Trust and the American Global Diversification Trust — previously filed as exhibit (a)(48) to post effective amendment no. 74 filed on July 31, 2007, accession number 0001010521-07-000552.

(b)(1)	By-laws of the Trust — previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(b)(2)	By-laws of the Trust, dated June 30, 2006 — previously filed as exhibit (b) (2) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(b)(3)	Amendment dated December 13, 2006 to the By-laws of the Trust, dated June 30, 2006 — previously filed as exhibit (b) (3) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

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(c)	Form of Specimen Share Certificate — previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(d)(1)	Amended and Restated Advisory Agreement between the Trust and the Adviser — previously filed as exhibit (d)(1) to post-effective amendment no. 41 filed March 1, 1999.

(d)(1)(A)	Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser — previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(d)(1)(B)	Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the Capital Appreciation Trust — previously filed as exhibit (d)(1)(b) to post effective amendment no. 43 filed on August 17, 2000.

(d)(1)(C)	Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added April 30, 2001 — previously filed as exhibit (d) (1) (C) to post effective amendment no. 45 filed on February 9, 2001.

(d)(1)(D)	Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added July 16, 2001 — previously filed as exhibit (d)(1) (C) to post effective amendment no. 47 filed on May 1, 2001.

(d)(1)(E)	Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the portfolios to be added May 1, 2003 — previously filed as exhibit (d)(1)(D) to post effective amendment no. 57 filed on April 22, 2003.

(d)(1)(F)	Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding Lifestyle Trusts and other portfolios to be added May 1, 2004. — previously filed as exhibit (d)(1)(E) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(d)(1)(G)	Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio — previously filed as exhibit (d)(1)(E) to post effective amendment no. 67 filed on July 14, 2005, accession number 0000950135-05-003915.

(d)(1)(H)	Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio — previously filed as Exhibit (d)(1)(G) to Post-Effective Amendment No. 68 filed on November 17, 2005, accession number 0000950135-05-006557.

(d)(1)(I)	Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding changes to the calculation of the advisory fee — previously filed as exhibit (d)(1)(F) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(d)(1)(J)	Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios — previously filed as exhibit (d)(1)(G) to post effective amendment no. 70 filed on April 26, 2006, accession number 0000950135-06-002682.

(d)(1)(K)	Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, dated April 28, 2006 regarding the U.S. Government Securities Trust, Strategic Bond Trust, High Yield Trust, International Opportunities Trust, All Cap Growth Trust, Capital Appreciation Trust, Emerging Small Company Trust, International Small Company Trust, Mid Cap Value Equity Trust, Absolute Return Trust, Real Estate Equity Trust, Global Real Estate Trust and High Income Trust — previously filed as exhibit (d) (1) (K) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

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(d)(1)(L)	Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, dated October 2, 2006 regarding the Absolute Return Trust — previously filed as exhibit (d) (1) (L) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(1)(M)	Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, dated December 1, 2006 regarding the Large Cap Value Trust — previously filed as exhibit (d) (1) (M) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(1)(N)	Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, dated December 19, 2006 regarding the Strategic Opportunities Trust and the Large Cap Trust. — previously filed as exhibit (d) (1) (N) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(1)(O)	Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, dated April 30, 2007 regarding the Small Cap Intrinsic Value Trust, Franklin Templeton Founding Allocation Trust, Income Trust, Mutual Shares Trust, Mid Cap Intersection Trust and the Emerging Markets Value Trust — previously filed as exhibit (d)(1)(O) to post effective amendment no. 76 on October 12, 2007, accession # 0000950135-07-006125.

(d)(1)(P)	Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, dated June 29, 2007, regarding the Real Return Bond Trust — previously filed as exhibit (d)(1)(P) to post effective amendment no. 76 on October 12, 2007, accession # 0000950135-07-006125.

(d)(1)(Q)	Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, dated July 1, 2007, regarding the All Cap Growth Trust — previously filed as exhibit (d)(1)(Q) to post effective amendment no. 76 on October 12, 2007, accession # 0000950135-07-006125.

(d)(1)(R)	Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, dated October 29, 2007, regarding the American Fundamental Holdings Trust and the American Global Diversification Trust — previously filed as exhibit (d)(1)(R) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

(d)(1)(S)	Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, dated December 26, 2007, regarding the Floating Rate Income, Global Asset Allocation, Lifecycle 2010, Lifecycle 2015, Lifecycle 2020, Lifecycle 2025, Lifecycle 2030, Lifecycle 2035, Lifecycle 2040, Lifecycle 2045, Lifecycle 2050, Lifecycle Retirement Portfolios — previously filed as exhibit (d)(1)(S) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

(d)(1)(T)	Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, dated April 28, 2008 relating to Growth Equity Trust, Disciplined Diversification Trust, and Capital Appreciation Value Trust — previously filed as exhibit (d)(85) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

(d)(1)(U)	Amendment to Amended and Restated Advisory Agreement between John Hancock Trust and John Hancock Investment Management Services, LLC, dated April 25, 2008 relating to Quantitative All Cap Trust — previously filed as exhibit (d)(1)(U) to post effective amendment no. 79 on April 16, 2008 accession # 0000950135-08-002555.

(d)(1)(V)	Form of Amendment to Amended and Restated Advisory Agreement between John Hancock Trust and John Hancock Investment Management Services, LLC, dated April 28, 2008 - FILED HEREWITH.

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(d)(2)	Form of Subadvisory Agreement between the Adviser and Manufacturers Adviser Corporation dated October 1, 1996 providing for the Money Market Trust — previously filed as exhibit (5)(b)(xviii) to post-effective amendment no. 34 filed on October 4, 1996.

(d)(3)	Form of Subadvisory Agreement between the Adviser and Rowe Price-Fleming International, Inc. adding the International Stock Trust — previously filed as exhibit (5)(b)(xiv) to post-effective amendment no. 34 filed on October 4, 1996.

(d)(4)	Form of Amendment to Subadvisory Agreement between the Adviser and Manufacturers Adviser Corporation dated December 31, 1996 adding the Pacific Rim Emerging Markets, Common Stock, Real Estate Securities, Equity Index, Capital Growth Bond, Lifestyle Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820 and Lifestyle Aggressive 1000 Trusts — previously filed as exhibit (5)(b)(xx) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(4)(a)	Form of Amendment to Subadvisory Agreement between the Adviser and Manufacturers Adviser Corporation regarding the Lifestyle Trusts — previously filed as exhibit (d)(11)(a) to post effective amendment no. 42 filed on March 1, 2000.

(d)(4)(b)	Form of Subadvisory Consulting Agreement between Manufacturers Adviser Corporation and State Street Global Advisors regarding the Lifestyle Trusts — previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(d)(5)	Subadvisory Agreement between the Adviser and Miller Anderson & Sherrerd, LLP dated October 1, 1996 adding the Value and High Yield Trusts — previously filed as exhibit (5)(b)(xvi) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(6)	Subadvisory Agreement between the Adviser and Morgan Stanley Asset Management, Inc. dated October 1, 1996 providing for the Global Equity Trust — previously filed as exhibit (5)(b)(xv) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(7)	Subadvisory Agreement Between the Adviser and Salomon Brothers Asset Management Inc dated November 28, 1997 — previously filed as exhibit (5)(b)(iii) to post-effective amendment no. 39 filed on March 2, 1998.

(d)(8)	Subadvisory Consulting Agreement Between Salomon Brothers Asset Management Inc and Salomon Brothers Asset Management Limited dated November 28, 1997 — previously filed as exhibit (5)(b)(iv) to post-effective amendment no. 39 filed on March 2, 1998.

(d)(9)	Subadvisory Agreement between the Adviser and Founders Asset Management LLC dated April 1, 1998 — previously filed as exhibit (5)(b)(vi) to post effective amendment no. 40 filed April 30, 1998.

(d)(10)	Form of Subadvisory Agreement between the Adviser and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(8) to post-effective amendment no. 41 filed March 1, 1999.

(d)(11)	Form of Subadvisory Agreement between the Adviser and Wellington Management Company LLP — previously filed as exhibit (d)(2) to post effective amendment no. 41 filed March 1, 1999.

(d)(12)	Form of Subadvisory Agreement between the Adviser and A I M Capital Management, Inc. — previously filed as exhibit (d)(16) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(13)	Form of Subadvisory Agreement between the Adviser and AXA Rosenberg Investment Management LLC — previously filed as exhibit (d)(15) to post-effective amendment no. 41 filed on March 1, 1999.

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(d)(14)	Form of Subadvisory Agreement between the Adviser and Capital Guardian Trust Company — previously filed as exhibit (d)(17) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(15)	Form of Subadvisory Agreement between the Adviser and Fidelity Management Trust Company — previously filed as exhibit (d)(14) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(16)	Form of Subadvisory Agreement between the Adviser and Franklin Advisers, Inc. — previously filed as exhibit (d)(18) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(17)	Form of Subadvisory Agreement between the Adviser and Pacific Investment Management Company — previously filed as exhibit (d)(19) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(18)	Form of Subadvisory Agreement between the Adviser and State Street Global Advisors — previously filed as exhibit (d)(20) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(19)	Form of Subadvisory Agreement between the Adviser and Templeton Investment Counsel, Inc — previously filed as exhibit (d)(21) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(20)	Form of Subadvisory Agreement between the Adviser and Jennison Associates LLC — previously filed as exhibit (d)(20) to post-effective amendment no. 43 filed on August 17, 2000.

(d)(21)	Form of Subadvisory Agreement between the Adviser and (a) Cohen and Steers, (b) Dreyfus, (c) MFS, (d) Davis Select, (e) INVESCO, (f) Lord Abbett, (g) Putnam, (h) FMR and (i) SSgA Funds Management (2 agreements) — previously filed as exhibit (d)(2) to post-effective amendment no. 46 filed on April 12, 2001.

(d)(22)	Form of Subadvisory Agreement between the Adviser and (a) Allegiance Capital, (b) Kayne Anderson, (c) Lazard Asset Management, (d) Navellier Management, (e) Rorer Asset Management, (f) Roxbury Capital Management — previously filed as exhibit (d) (22) to post effective amendment no. 47 filed on May 1, 2001.

(d)(23)	Form of Subadvisory Agreement Amendment between Manufacturers Securities Services, LLC and (a) AIM, (b) Capital Guardian, (c) Founders, (d) Franklin Advisors, (e) Janus, (f) MAC, (g) Miller Anderson, (h) Munder, (i) SBAM, (k) SsgA Funds Management, (l) T. Rowe Price — previously filed as exhibit (d)(23) to post-effective amendment no. 48 filed on March 1, 2002.

(d)(24)	Form of Subadvisory Agreement between the Adviser and (a) American Century, (b) Legg Mason, (c) Pzena, (d) Sustainable Growth Advisors — previously filed as exhibit (a)(28) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(d)(25)	Form of Subadvisory Agreement — Fund Asset Management, L.P. — previously filed as exhibit (d)(25) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(d)(26)	Form of Amendment No. 1 to Subadvisory Consulting Agreement — Deutsche Asset Management — previously filed as exhibit (d)(27) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

8

(d)(27)	Form of Subadvisory Agreement — Great Companies, LLC — previously filed as exhibit (d)(24) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(d)(28)	Form of Amendment No. 1 to Subadvisory Agreement — MFC Global Asset Management (U.S.A.) — previously filed as exhibit (d)(26) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(d)(29)	Form of Subadvisory Agreement between the Adviser and (a) SSgA Funds Management, Inc., (b) Declaration Management & Research LLC and (c) Independence Investment LLC — previously filed as exhibit (a) (29) to post effective amendment no. 62 filed on November 4, 2004, accession number 0000950135-04-005130.

(d)(30)	Form of Subadvisory Agreement between the Adviser and (a) Marsico Capital Management, LLC and (b) Wells Fargo Fund Management, LLC — previously filed as exhibit (d)(31) to post effective amendment no. 63 filed on February 11, 2005, accession number 0000950135-05-000620.

(d)(31)	Form of Subadvisory Agreement between the Adviser and United States Trust Company — previously filed as exhibit (d)(32) to post effective amendment no. 67 filed on July 14, 2005, accession number 0000950135-05-003915.

(d)(32)	Form of Subadvisory Agreement between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC — previously filed as exhibit (d)(33) to post effective amendment no. 67 filed on July 14, 2005, accession number 0000950135-05-003915.

(d)(33)	Form of amendment to subadvisory agreement for the following subadvisers: (a) AIM, (b) American Century, (c) Davis, (d) Declaration, (e) DeAM Lifestyle, (f) DeAM nonLifestyle, (g) Franklin, (h) GMO, (i) Independence, (ii) John Hancock, (j) Jennison, (k) Legg Mason, (l) Lord Abbet, (m) Fund Asset Management, (n) MFC Global, (o) Marsico, (p) MFS, (q) Morgan Stanley, (u) Munder, (r) Sustainable Growth, (s) T. Rowe, (t) Templeton, (w) Templeton Global, (x) UBS, (y) Wellington, (z) Wells Capital. — previously filed as exhibit (d)(33) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(d)(34)	Form of subadvisory agreement for the following subadvisers: (a) Dimensional Fund Advisers, (b) Riversource Investments, (c) Sovereign Asset Management, (d) RCM Capital Management and (e) Western Asset Management — previously filed as exhibit (d)(38) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(d)(35)	Form of Subadvisory Agreement: Salomon Brothers Asset Management — previously filed as exhibit (d)(36) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(d)(36)	Form of assignment of John Hancock Advisers Subadvisory Agreement to Sovereign Asset Management — previously filed as exhibit (d)(37) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(d)(37)	Form of Subadvisory and assignment of Subadvisory Agreement to UST Advisers — previously filed as exhibit (d)(35) to post effective amendment no. 69 filed on February 10, 2006, accession number 0000950135-06-000650.

(d)(38)	Subadvisory Agreement between John Hancock Investment Management Services, LLC and CAM North America, LLC dated December 1, 2006 — previously filed as exhibit (d) (39) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

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(d)(39)	Sub-Subadvisory Agreement between Deutsche Asset Management (Hong Kong) Limited and RREEF America, L.L.C. dated April 28, 2006 — previously filed as exhibit (d) (40) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(40)	Sub-Subadvisory Agreement between Deutsche Asset Management International GMBH and RREEF America, L.L.C. dated April 28, 2006 — previously filed as exhibit (d) (41) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(41)	Sub-Subadvisory Agreement between Deutsche Investments Australia Limited and RREEF America, L.L.C. dated April 28, 2006 — previously filed as exhibit (d) (42) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(42)	Sub-Subadvisory Agreement between John Hancock Investment Management Services, LLC and RREEF America L.L.C. dated April 28, 2006 — previously filed as exhibit (d) (47) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(43)	Sub-Subadvisory Agreement between John Hancock Investment Management Services, LLC and RREEF Global Advisers Limited dated April 28, 2006 — previously filed as exhibit (d) (48) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(44)	Subadvisory Agreement between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc. dated April 28, 2006 — previously filed as exhibit (d) (43) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(45)	Subadvisory Agreement between John Hancock Investment Management Services, LLC and Munder Capital Management, LLC dated December 29, 2006 — previously filed as exhibit (d) (44) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(46)	Subadvisory Agreement between John Hancock Investment Management Services, LLC and RCM Capital Management LLC dated April 28, 2006 — previously filed as exhibit (d) (45) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(47)	Subadvisory Agreement between John Hancock Investment Management Services, LLC and RiverSource Investments, LLC dated April 28, 2006 — previously filed as exhibit (d) (46) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(48)	Subadvisory Agreement between John Hancock Investment Management Services, LLC and Western Asset Management Company dated April 28, 2006 — previously filed as exhibit (d) (49) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(49)	Sub-Subadvisory Agreement between Western Asset Management Company and Western Asset Management Company Limited dated April 28, 2006 — previously filed as exhibit (d) (50) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(50)	Subadvisory Agreements dated April 30, 2007 between John Hancock Investment Management Services, LLC and (a) Franklin Advisers and (b) Franklin Mutual Advisers relating to Income Trust and Mutual Shares Trust, respectively — previously filed as exhibit (d)(50) to post effective amendment no. 76 on October 12, 2007, accession # 0000950135-07-006125.

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(d)(51)	Amendment to Subadvisory Agreement dated January 28, 1999 relating to All Cap Growth Trust between John Hancock Investment Management Services, LLC and A I M Capital Management, Inc. dated April 28, 2006 — previously filed as exhibit (d) (52) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(52)	Amendment to Subadvisory Agreement dated January 28, 1999 relating to Mid Cap Core Trust between John Hancock Investment Management Services, LLC and A I M Capital Management, Inc. dated June 30, 2006 — previously filed as exhibit (d) (53) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(53)	Amendment to Subadvisory Agreement dated May 1, 2004 relating to Vista Trust between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. dated June 30, 2006 — previously filed as exhibit (d) (54) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(54)	Amendment to Subadvisory Agreement dated September 30, 2006 relating to Large Cap Value Trust between John Hancock Investment Management Services, LLC and BlackRock Investment Management, LLC dated December 1, 2006 — previously filed as exhibit (d) (55) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(55)	Amendment to Subadvisory Agreement dated January 25, 1999 relating to the Overseas Equity and U.S. Large Cap Trusts between John Hancock Investment Management Services, LLC and Capital Guardian Trust Company dated June 30, 2006 — previously filed as exhibit (d) (56) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(56)	Amendment to Subadvisory Agreement dated November 23, 2005 relating to Global Real Estate Trust between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. dated April 28, 2006 — previously filed as exhibit (d) (57) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(57)	Amendment to Subadvisory Agreement dated January 29, 1999 relating to Dynamic Growth Trust between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP dated December 14, 2007 — previously filed as exhibit (d)(57) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

(d)(58)	Amendment to Subadvisory Agreement dated May 1, 2003 relating to Large Cap Value Trust between John Hancock Investment Management Services, LLC and Fund Asset Management, L.P. dated June 1, 2006 — previously filed as exhibit (d) (59) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(59)	Amendment to Subadvisory Agreement dated November 1, 2001 relating to Capital Appreciation Trust between John Hancock Investment Management Services, LLC and Jennison Associates LLC dated April 28, 2006 — previously filed as exhibit (d) (60) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(60)	Amendment to Subadvisory Agreement dated March 22, 2005 relating to International Opportunities Trust between John Hancock Investment Management Services, LLC and

11

Marsico Capital Management, LLC dated April 28, 2006 — previously filed as exhibit (d) (61) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(61)	Amendment to Subadvisory Agreement dated April 30, 2001 relating to Utilities Trust between John Hancock Investment Management Services, LLC and Massachusetts Financial Services Company dated June 30, 2006 — previously filed as exhibit (d) (62) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(62)	Amendment to Subadvisory Agreement dated May 1, 2003 relating to Absolute Return Trust between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited dated April 28, 2006 — previously filed as exhibit (d) (63) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(63)	Subadvisory Agreement between John Hancock Investment Management Services, LLC and RCM Capital Management LLC dated April 28, 2006 — previously filed as exhibit (d) (64) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(64)	Amendment to Subadvisory Agreement dated April, 28 2006 relating to Science & Technology Trust between John Hancock Investment Management Services, LLC and RCM Capital Management LLC dated October 6, 2006 — previously filed as exhibit (d) (65) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(65)	Amendment to Subadvisory Agreement dated December 1, 2005 relating to Special Value Trust between John Hancock Investment Management Services, LLC and Salomon Brothers Asset Management Inc. dated June 30, 2006 — previously filed as exhibit (d) (66) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(66)	Subadvisory Agreement relating to Emerging Growth and High Income Trusts between John Hancock Investment Management Services, LLC and Sovereign Asset Management, LLC dated April 28, 2006 — previously filed as exhibit (d) (67) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(67)	Amendment to Subadvisory Agreement dated January 28, 1999 relating to Real Estate Equity Trust between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. dated April 28, 2006 — previously filed as exhibit (d) (68) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(68)	Amendment to Subadvisory Agreement dated January 28, 1999 relating to Science & Technology Trust between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. dated October 30, 2006 — previously filed as exhibit (d) (69) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(69)	Amendment to Subadvisory Agreement dated April 30, 2003 relating to Large Cap Trust between John Hancock Investment Management Services, LLC and UBS Global Asset Management dated June 30, 2006 — previously filed as exhibit (d) (70) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(70)	Amendment to Subadvisory Agreement dated April 30, 2003 relating to Global Allocation, Large Cap and Strategic Opportunities Trusts between John Hancock

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Investment Management Services, LLC and UBS Global Asset Management dated December 18, 2006 — previously filed as exhibit (d) (71) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(71)	Amendment to Subadvisory Agreement dated October 1, 2006 relating to Value & Restructuring Trust between John Hancock Investment Management Services, LLC and UST Advisers, Inc. dated October 1, 2006 — previously filed as exhibit (d) (72) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(72)	Amendment to Subadvisory Agreement dated April 29, 2005 relating to Core Bond Trust between John Hancock Investment Management Services, LLC and Wells Capital Management, Incorporated dated June 30, 2006 — previously filed as exhibit (d) (73) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(73)	Amendments to Subadvisory Agreements dated April 30, 2007 between John Hancock Investment Management Services, LLC and (a) MFC Global Investment Management (U.S.), LLC, (b) MFC Global Investment Management (U.S.A), Ltd., (c) Wellington Investment Management, (d) Dimensional Fund Advisors — previously filed as exhibit (d)(73) to post effective amendment no. 76 on October 12, 2007, accession # 0000950135-07-006125.

(d)(74)	Amendment to Subadvisory Agreement dated May 5, 2000 relating to Real Return Bond Trust between John Hancock Investment Management Services, LLC and Pacific Investment Management Company dated June 29, 2007 — previously filed as exhibit (d)(74) to post effective amendment no. 76 on October 12, 2007, accession # 0000950135-07-006125.

(d)(75)	Amendment to Subadvisory Agreement dated January 29, 1999 relating to Special Value Trust between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP, dated June 29, 2007 — previously filed as exhibit (d)(75) to post effective amendment no. 76 on October 12, 2007, accession # 0000950135-07-006125.

(d)(76)	Amendment to Subadvisory Agreement dated January 28, 1999 relating to All Cap Growth Trust between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc., dated July 1, 2007 — previously filed as exhibit (d)(76) to post effective amendment no. 76 on October 12, 2007, accession # 0000950135-07-006125.

(d)(77)	Amendment to Subadvisory Agreement dated May 1, 2003 relating to American Fundamental Holdings and American Global Diversification Trusts between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A), Ltd. Dated October 29, 2007 — previously filed as exhibit (d)(77) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

(d)(78)	Amendment to Subadvisory Agreement dated December 26, 2007 relating to Lifecycle 2010 Trust, Lifecycle 2015 Trust, Lifecycle 2020 Trust, Lifecycle 2025 Trust, Lifecycle 2030 Trust, Lifecycle 2035 Trust, Lifecycle 2040 Trust, Lifecycle 2045 Trust, Lifecycle 2050 Trust, Lifecycle Retirement Trust between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A), Ltd. — previously filed as exhibit (d)(78) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

(d)(79)	Amendment to Subadvisory Agreement dated January 29, 1999 relating to Global Asset Allocation Trust between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP dated January 2, 2008 — previously filed as exhibit (d)(79) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

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(d)(80)	Amendment to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Trust between John Hancock Investment Management Services, LLC and Western Asset Management Company dated December 26, 2007 — previously filed as exhibit (d)(80) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

(d)(81)	Amendment to Subadvisory Agreement dated January 28, 1999 relating to U.S. Global Leaders Growth Trust between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. dated January 17, 2008 — previously filed as exhibit (d)(81) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

(d)(82)	Form of Amendment to Subadvisory Agreement dated April 28, 2008 relating to Disciplined Diversification Trust between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors LP — previously filed as exhibit (d)(82) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

(d)(83)	Form of Amendment to Subadvisory Agreement dated April 28, 2008 relating to Capital Appreciation Value Trust between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(83) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

(d)(84)	Form of Subadvisory Agreement relating to Growth Equity Trust between John Hancock Investment Management Services, LLC and Rainier Investment Management, Inc. — previously filed as exhibit (d)(84) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

(d)(85)	Amendment dated April 25, 2008 to the Subadvisory Agreement between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited relating to Quantitative All Cap Trust dated May 1, 2003 — — previously filed as exhibit (d)(85) to post effective amendment no. 79 on April 16, 2008 accession # 0000950135-08-002555.

(e)	Form of Distribution Agreement between Trust and the distributor — previously filed as exhibit (e) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(e)(1)	Form of Amendment to Distribution Agreement dated September 28, 2004 — previously filed as exhibit (e)(1) to post effective amendment no. 62 filed on November 4, 2004, accession number 0000950135-04-005130.

(f)	Not Applicable

(g)	Custodian Agreement between the Trust and State Street Bank and Trust Company dated March 24, 1988 — previously filed as exhibit (g) to post effective amendment no. 63 filed on February 11, 2005, accession number 0000950135-05-000620.

(h)	Participation Agreement between the Trust and American Fund Insurance Series dated May 1, 2003 — previously filed as exhibit (h) to post-effective amendment no. 58 filed May 9, 2003.

(h)(2)	Transfer Agency Agreement (Series III) between Boston Financial Data Services and the Trust — previously filed as exhibit (h)(2) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

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(h)(3)	ClearSky Agreement (Series III) between Automated Business Development Corp and the Trust — previously filed as exhibit (h)(3) to post effective amendment no. 60 filed on February 13, 2004, accession number 0000950135-04-000710.

(h)(4)(i)	Amended and Restated Participation Agreement dated April 30, 2006 among the Trust, John Hancock Insurance Company (U.S.A.), John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company and John Hancock Life Insurance Company of New York — previously filed as exhibit (h)(4)(i) to post effective amendment no. 73 filed on April 20, 2007, accession number 0000950135-07-002355.

(h)(5)	Form of Service Agreement between John Hancock Trust and John Hancock Investment Management Services, LLC, dated April 28, 2008 - FILED HEREWITH.

(i)	Legal Opinion and Consent regarding the new portfolio — — — previously filed as exhibit (i) to post effective amendment no. 79 on April, 2008 accession # 0000950135-08-002555.

(j)	Consent of Independent Registered Public Accounting Firm dated April 18, 2008. — FILED HEREWITH.

(k)	Not Applicable

(l)	Not Applicable

(m)	Amended and Restated Class A and Class B Rule 12b-1 Plans (now referred to as Series I and Series II 12b-1 Plans) — previously filed as Exhibit (m) to post-effective amendment no. 49 filed on July 19, 2002.

(m)(1)	Rule 12b-1 Plan for Series III — previously filed as exhibit (m)(1) to post effective amendment no. 57 filed on April 22, 2003.

(m)(2)	Amended and Restated Rule 12b-1 Plans for Series I, Series II and Series III; Rule 12b-1 Plan for Series IIIA (Lifestyle Trust only) — previously filed as exhibit (m)(2) to post effective amendment no. 62 filed on November 4, 2004, accession number 0000950135-04-005130.

(n)	Amended and Restated Rule 18f-3 Plan — previously filed as exhibit (n)(2) to post effective amendment no. 62 filed on November 4, 2004, accession number 0000950135-04-005130.

(o)	Not Applicable

(p)	Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

(p)(1)	Code of Ethics of the following entities: (a) the Trust, (b) the Adviser to the Trust, (c) the Distributor to the Trust, (d) A I M Capital Management, Inc., (e) American Century Investments, (f) BlackRock Investment Management LLC., (g) Capital Guardian Trust Company, (h) Capital Research Management Company, (j) Davis Selected Advisors, L.P., (k) Declaration Management & Research LLC, (l) Deutsche Asset Management, Inc. (U.S.), (m) Dimensional Fund Advisors, Inc., (n) Franklin Templeton, (o) Fund Asset Management, L.P.(Mercury Advisors)(Merrill Lynch Investment Managers), (p) Grantham, Mayo, Van Otterloo & Co. LLC, (q) Independence Investment LLC, (r) Jennison Associates LLC, (s) John Hancock Advisers, (t) Legg Mason Funds Management, Inc., (u) Lord, Abbett & Co., (v) MFC Global Investment Management (U.S.A.) Limited, (w) Marsico Capital Management, LLC, (x) Massachusetts Financial Services Company, (y) Morgan Stanley Investment Management, (z) Munder Capital Management, (aa) Pacific Investment Management Company, (bb) Pzena Investment Management, LLC., (cc) RCM Capital Management, (dd) RiverSource Investments (Ameriprise): Retail Access, (ee) Salomon Brothers (Citigroup) Asset Management Inc., (ff) SSgA Funds Management, Inc., (gg) Sovereign Asset Management (MFC Global Investment Management (U.S.), LLC., (hh) Sustainable Growth Advisers, L.P., (ii) T. Rowe Price Associates, Inc., (jj) UBS Global Asset Management, (kk) United States

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Trust Company, (ll) Wellington Management Company, LLP, (mm) Wells Capital Management, Inc., (nn) Western Asset Management. — previously filed as exhibit (p) (17) to post effective amendment no. 72 filed on February 13,2007, accession number 0000950135-07-000767.

(p)(2)	Code of Ethics of Rainier Investment Management, Inc. dated January 2007 — previously filed as exhibit (p)(2) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

(q)(1)	Power of Attorney dated March 31, 2006 — All Trustees — previously filed as exhibit (q)(9) to post effective amendment no. 70 filed on April 26, 2006, accession number 0000950135-06-002682.
Item 24. Persons Controlled by or Under Common Control with Registrant
Four of the Trust shareholders are:
(i)	John Hancock Life Insurance Company of New York (“John Hancock New York”),

(ii)	John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”),

(iii)	John Hancock Life Insurance Company (“JHLICO”), and

(iv)	John Hancock Variable Life Insurance Company (“JHVLICO”).
John Hancock New York, John Hancock USA, JHLICO and JHVLICO (collectively, the “Companies”) hold Trust shares attributable to variable contracts in their respective separate accounts. The Lifestyle Trusts, the Index Allocation Trust, Franklin Templeton Founding Allocation Trust, the Absolute Return Trust, the American Fundamental Holdings Trust and the American Global Diversification Trust are also shareholders of certain of the Trust portfolios. The Companies will vote all shares of each portfolio of the Trust issued to such companies in proportion to timely instructions received from owners of the contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended. The Trust will vote all shares of a portfolio issued to a Lifestyle Trusts, the Index Allocation Trust, Franklin Templeton Founding Allocation Trust, the Absolute Return Trust, the American Fundamental Holdings Trust or the American Global Diversification Trust in proportion to such instructions.
MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES — December 31, 2007
Item 25. Indemnification
     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.
Item 26. Business and Other Connections of Investment Adviser
     See “Management of the Trust” in the Prospectus and “Investment Management Arrangements” in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of

16

each director, officer or partner of the Adviser and each of the Subadvisers reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, as amended each of which is herein incorporated by reference.
Item 27. Principal Underwriters

a. Name of Investment Company	Capacity In which acting
John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account A

John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account H

John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account I

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a. Name of Investment Company	Capacity In which acting
John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account L

John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account M

John Hancock Life Insurance	Principal Underwriter
Company (U.S.A.)
Separate Account N

John Hancock Life Insurance	Principal Underwriter
Company of New York
Separate Account A

John Hancock Life Insurance	Principal Underwriter
Company of New York
Separate Account B

John Hancock Life Insurance Company	Principal Underwriter
Separate Account UV

John Hancock Variable Life Insurance Company	Principal Underwriter
Separate Account S

John Hancock Variable Life Insurance Company	Principal Underwriter
Separate Account U

John Hancock Variable Life Insurance Company	Principal Underwriter
Separate Account V
     John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez III* (Chairman and President), Marc Costantini* (Executive Vice President and Chief Financial Officer) and Jonathan Chiel* (Executive Vice President and General Counsel). The board of managers of JHD LLC (consisting of Marc Costantini*, Kevin Hill*, Steve Finch***, Katherine MacMillan** and, Christopher M. Walker**) may also act on behalf of JHD LLC.

*	Principal business office is 601 Congress Street, Boston, MA 02210

**	200 Bloor Street East, Toronto, Ontario Canada On M4W 1E5

***	197 Clarendon St., Boston, MA 02116
b. John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Marc Costantini*, Kevin Hill*, Steve Finch***, Katherine MacMillan** and, Christopher M. Walker**) who have authority to act on behalf of JHD LLC.

*	Principal business office is 601 Congress Street, Boston, MA 02210

**	200 Bloor Street East, Toronto, Ontario Canada On M4W 1E5

***	197 Clarendon St., Boston, MA 02116

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c. None.
Item 28. Location of Accounts and Records
     All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant’s investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02108,
By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or
By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 2 Avenue de Lafayette, Boston, Massachusetts 02111.
By A I M Capital Management, Inc., the subadviser to the All Cap Growth Trust and the Small Company Growth Trust, at its offices at 11 Greenway Plaza, Houston, Texas 77046.
By American Century Investment Management, Inc., the subadviser to the Small Company Trust and the Vista Trust, at its offices at 4500 Main Street, Kansas City, Missouri 64111.
By BlackRock Investment Management, Inc., the subadviser to the Large Cap Value Trust, at its offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
By Capital Guardian Trust Company., the subadviser to the Income & Value Trust, Overseas Equity Trust and the U.S. Large Cap Trust, at its offices at 333 South Hope Street, Los Angeles, California 90071.
By Capital Research Management Company, the subadviser to the American Blue Chip Income and Growth Trust, American Bond Trust, American Growth Trust, American Growth and Income Trust and the American International Trust, at its offices at 333 South Hope Street, Los Angeles, California 90071.
By Davis Selected Advisers, L.P., the subadviser to the Financial Services Trust and the Fundamental Value Trust, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.
By Declaration Management & Research LLC, the subadviser to the Bond Index Trust A, Bond Index Trust B, Short-Term Bond Trust, Active Bond Trust and the Managed Trust, at its offices at 1650 Tysons Blvd., McLean, VA 22102.
By Deutsche Investment Management Americas, Inc., the subadviser to the Lifestyle Trusts, All Cap Core Trust, Global Real Estate Trust, and the Real Estate Securities Trust, at its offices at 345 Park Avenue, New York, New York 10154.
By Dimensional Fund Advisors, the subadviser to the Disciplined Diversification Trust and International Small Company Trust, at its offices at 1299 Ocean Avenue, Santa Monica, California 90401.
By Franklin Advisers, Inc., the investment adviser to the Income Trust, at its offices at One Franklin Parkway, San Mateo, California 94403.
By Franklin Mutual Advisers, Inc. the investment adviser to the Mutual Shares Trust, at its offices at John F. Kennedy Parkway, Short Hills, New Jersey 07078.
By Grantham, Mayo, Van Otterloo & Co. LLC, the subadviser to the Growth Opportunities Trust, Growth Trust, International Core Trust, International Growth Trust, Intrinsic Value Trust, U.S. Core Trust, U.S. Multi Sector Trust, Value Opportunities Trust and the Managed Trust, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.
By Independence Investment LLC, the subadviser to the Growth & Income Trust and the Small Cap Trust, at its offices at 53 State Street, Boston, Massachusetts 02109.

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By Jennison Associates LLC, the subadviser to the Capital Appreciation Trust, at its offices at 466 Lexington Avenue, New York, NY 10017.
By Legg Mason Capital Management, Inc., the subadviser to the Core Equity Trust, at its offices at 100 Light Street, Baltimore, Maryland 21202.
By Lord Abbett & Co., the subadviser to the Mid Cap Value Trust and the All Cap Value Trust, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.
By Marsico Capital Management, LLC , the subadviser for the International Opportunities Trust, at its offices at 1200 17th Street, Denver, Colorado 80202.
By Massachusetts Financial Services Company, the subadviser to the Utilities Trust, at its offices at 500 Boylston Street, Boston, MA 02116.
By MFC Global Investment Management (U.S.A.) Limited, the subadviser to the Lifestyle Trusts, Index 500 Trust, Index 500 Trust B, Index Allocation Trust, Mid Cap Index Trust, Money Market Trust A, Money Market Trust B, Pacific Rim Trust, Quantitative All Cap Trust, Quantitative Mid Cap Trust, Quantitative Value Trust, Small Cap Index Trust, Total Stock Market Index Trust, Absolute Return Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust and the American Global Diversification Trust, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.
By MFC Global Investment Management (U.S.), LLC, the subadviser to the Emerging Growth Trust, High Income Trust, Strategic Income Trust and the Active Bond Trust, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603.
By Morgan Stanley Asset Management Inc., the subadviser of the Value Trust, at its offices at 1221 Avenue of the Americas, New York, New York 10020.
By Munder Capital Management, the subadviser to the Small Cap Opportunities Trust, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.
By Pacific Investment Management Company LLC, the subadviser to the Real Return Trust, Global Bond Trust and the Total Return Trust, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.
By Pzena Investment Management, LLC, the subadviser to the Classic Value Trust, at its offices at 120 West 45th Street, New York, NY 10036.
By Rainer Investment Management Inc., the subadviser to the Growth Equity Trust, at its offices at 601 Union Street, Suite 2801, Seattle, Washington 98101.
By RCM Capital Management LLC, the subadviser to the Emerging Small Company Trust and Science & Technology Trust, at its offices at Four Embarcadero Center, San Francisco, CA 94111.
By RiverSource Investments, LLC, the subadviser to the Mid Cap Value Equity Trust, at its offices at 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.
By SSgA Funds Management, Inc., the subadviser to the International Equity Index Trust A and the International Equity Index Trust B, at its offices at One Lincoln Street, Boston, Massachusetts 02111.
By T. Rowe Price Associates, Inc., the subadviser to the Blue Chip Growth Trust, Equity-Income Trust, Health Science Trust, Mid Value Trust, Real Estate Equity Trust, Small Company Value Trust, Spectrum Income Trust, Science & Technology Trust, and the U.S. Global Leaders Growth Trust at its offices at 100 East Pratt Street, Baltimore, MD 21202.
By Templeton Global Advisors Limited, the subadviser to the Global Trust, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.

20

By Templeton Investment Counsel, LLC, the subadviser to International Value Trust and the International Small Cap Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.
By UST Advisers, Inc., the subadviser to the Value & Restructuring Trust, at its offices at 225 High Ridge Road, Stamford, Connecticut 06905.
By UBS Global Asset Management (Americas) Inc., the subadviser to the Large Cap Trust, Global Allocation Trust and the Strategic Opportunities Trust, at its offices at 1 North Wacker Drive, Chicago, Illinois 60606.
By Wellington Management Company LLP, the subadviser to the Dynamic Growth Trust, Investment Quality Bond Trust, Mid Cap Stock Trust, Natural Resources Trust, Small Cap Growth Trust and the Small Cap Value Trust, at its offices at 75 State Street, Boston, Massachusetts 02109.
By Wells Capital Management Incorporated, the subadviser to the Core Bond Trust and the U.S. High Yield Bond Trust, at its offices at 525 Market St., San Francisco, California 94105.
By Western Asset Management Company, the subadviser to the High Yield Trust, Strategic Bond Trust and the U.S. Government Securities Trust, at its offices at 385 East Colorado Boulevard, Pasadena, California 91101.

Item 29.	Management Services

Not applicable.

Item 30	Undertakings

Not Applicable.

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EXHIBIT INDEX
(d)(1)(v)	Form of Amendment to Amended and Restated Advisory Agreement between John Hancock Trust and John Hancock Investment Management Services, LLC, dated April 28, 2008.

(h)(5)	Form of Service Agreement between John Hancock Trust and John Hancock Investment Management Services, LLC, dated April 28, 2008.

(j)	Consent of Independent Registered Public Accounting Firm dated April 28, 2008.

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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 24th day of April 2008.

JOHN HANCOCK TRUST
By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Keith F. Hartstein Keith F. Hartstein	President and Chief Executive Officer	April 24, 2008

/s/ Gordon M. Shone Gordon M. Shone	Treasurer (Principal Financial Officer and Principal Accounting Officer)	April 24, 2008

/s/ Charles L. Bardelis * Charles L. Bardelis	Trustee	April 24, 2008

/s/ James R. Boyle * James R. Boyle	Trustee	April 24, 2008

/s/ Peter S. Burgess * Peter S. Burgess	Trustee	April 24, 2008

/s/ Elizabeth G. Cook * Elizabeth G. Cook	Trustee	April 24, 2008

/s/ Hassell H. McClellan * Hassell H. McClellan	Trustee	April 24, 2008

/s/ James M. Oates * James M. Oates	Trustee	April 24, 2008

/s/ F. David Rolwing * David Rolwing	Trustee	April 24, 2008

*	By Power of Attorney
JOHN HANCOCK TRUST

By:	/s/ Betsy Anne Seel
Betsy Anne Seel
Attorney-In-Fact
Pursuant to Power of Attorney
Previously filed with Post-Effective Amendment
No.70 to the Trust’s Registration Statement
On April 26, 2006